UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number     811-21977

                             PowerShares Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                             Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:           800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2015

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

April 30, 2015

2015 Semi-Annual Report to Shareholders

PIZ	PowerShares DWA Developed Markets Momentum Portfolio

PIE	PowerShares DWA Emerging Markets Momentum Portfolio

PXR	PowerShares Emerging Markets Infrastructure Portfolio

PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PXH	PowerShares FTSE RAFI Emerging Markets Portfolio

PAGG	PowerShares Global Agriculture Portfolio

PBD	PowerShares Global Clean Energy Portfolio

PSAU	PowerShares Global Gold and Precious Metals Portfolio

PIO	PowerShares Global Water Portfolio

IPKW	PowerShares International BuyBack AchieversTM Portfolio

IDHQ	PowerShares S&P International Developed High Quality Portfolio

2

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Industrials	24.6
Consumer Discretionary	20.8
Health Care	14.4
Information Technology	10.6
Consumer Staples	9.5
Financials	8.3
Telecommunication Services	5.0
Materials	4.6
Energy	2.0
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks—99.8%
	Australia—5.9%
67,562	Caltex Australia Ltd.	$1,888,048
88,735	CSL Ltd.	6,367,665
219,265	Ramsay Health Care Ltd.	10,824,643
151,813	Seek Ltd.	1,945,815
294,844	TPG Telecom Ltd.	2,079,070

		23,105,241

	Belgium—1.1%
16,861	Ackermans & van Haaren NV	2,059,402
17,267	Anheuser-Busch InBev NV	2,107,055

		4,166,457

	Canada—14.3%
132,009	Alimentation Couche-Tard, Inc., Class B	5,032,962
83,669	Canadian National Railway Co.	5,381,065
14,947	Canadian Pacific Railway Ltd.	2,838,603
61,928	CGI Group, Inc., Class A(a)	2,596,247
27,729	Constellation Software, Inc.	10,828,332
39,752	Dollarama, Inc.	2,273,700
72,439	Enbridge, Inc.	3,771,313
127,164	Linamar Corp.	7,523,280
39,338	Magna International, Inc.	1,974,613
202,238	Metro, Inc.	5,823,787
66,578	Open Text Corp.	3,350,749
166,388	Saputo, Inc.	4,910,936

		56,305,587

	China—3.8%
8,095,572	Alibaba Health Information Technology Ltd.(a)	12,533,219
1,402,965	China Everbright International Ltd.	2,628,133

		15,161,352

Number of Shares		Value
	Common Stocks (continued)
	Denmark—6.9%
30,145	Coloplast A/S, Class B	$2,462,294
76,262	Genmab A/S(a)	5,885,686
100,684	Novo Nordisk A/S, Class B	5,725,080
102,709	Novozymes A/S, Class B	4,746,821
48,012	Pandora A/S	4,970,612
79,594	Vestas Wind Systems A/S	3,622,364

		27,412,857

	Finland—3.2%
229,929	Kone Oyj, Class B	9,911,677
59,219	Sampo Oyj, Class A	2,877,276

		12,788,953

	France—9.2%
1,229,846	Bollore SA	7,032,464
11,525	Christian Dior SE	2,260,009
30,671	Essilor International SA	3,737,562
13,200	Iliad SA	3,111,341
20,654	Ingenico	2,594,424
307,277	Plastic Omnium SA	8,575,270
42,754	Safran SA	3,125,996
22,872	Valeo SA	3,672,667
60,872	Zodiac Aerospace	2,235,245

		36,344,978

	Germany—6.0%
16,258	Continental AG(a)	3,837,601
68,918	Freenet AG	2,244,575
26,464	Fresenius Medical Care AG & Co. KGaA	2,230,888
17,147	Hugo Boss AG	2,117,391
9,711	Linde AG	1,902,114
162,284	ProSiebenSat.1 Media AG	8,344,973
72,830	Wirecard AG	3,216,236

		23,893,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA Developed Markets Momentum Portfolio (PIZ) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Hong Kong—7.8%
3,198,799	Goldin Financial Holdings Ltd.(a)	$12,793,298
12,753,885	Hanergy Thin Film Power Group Ltd.	11,879,921
177,741	Jardine Strategic Holdings Ltd.	6,119,622

		30,792,841

	Ireland—1.6%
111,290	Glanbia PLC	2,063,884
29,125	Kerry Group PLC, Class A	2,138,638
23,603	Paddy Power PLC	2,109,255

		6,311,777

	Japan—7.5%
80,659	Alps Electric Co. Ltd.	2,013,273
52,581	Calbee, Inc.	2,144,191
29,702	Don Quijote Holdings Co. Ltd.	2,263,577
124,693	Fuji Heavy Industries Ltd.	4,193,423
34,091	Hoshizaki Electric Co. Ltd.	2,016,916
36,734	Japan Airport Terminal Co. Ltd.	2,084,264
124,807	M3, Inc.	2,363,271
124,778	Minebea Co. Ltd.	1,927,923
56,733	Nippon Paint Holdings Co. Ltd.	1,910,537
53,847	Olympus Corp.(a)	1,952,837
35,904	Oriental Land Co. Ltd.	2,432,603
14,784	Shimano, Inc.	2,113,765
37,290	Sysmex Corp.	2,069,070

		29,485,650

	Netherlands—1.9%
20,383	ASML Holding NV	2,208,873
17,862	Hal Trust	2,961,858
44,216	Koninklijke Vopak NV	2,320,746

		7,491,477

	Singapore—0.8%
460,642	Singapore Exchange Ltd.	2,963,021

	South Africa—0.6%
112,290	Mondi PLC	2,282,990

	Sweden—2.9%
33,577	Assa Abloy AB, Class B	1,949,797
84,069	Hexagon AB, Class B	3,118,980
115,639	Swedbank AB, Class A	2,692,129
196,834	Trelleborg AB, Class B	3,851,656

		11,612,562

	Switzerland—8.8%
13,472	Flughafen Zuerich AG	10,489,726
14,276	Geberit AG	5,078,654
1,250	Givaudan SA	2,350,838
41,946	Kuehne + Nagel International AG	6,294,810
26,565	Schindler Holding AG	4,513,980
28,747	Sonova Holding AG	3,982,667
23,433	Swiss Re AG	2,078,431

		34,789,106

	United Kingdom—15.2%
550,473	Ashtead Group PLC	9,525,276
294,562	Barratt Developments PLC	2,351,611
3,060,485	Booker Group PLC	6,810,233

Number of Shares		Value
	Common Stocks (continued)
	United Kingdom (continued)
111,163	Compass Group PLC	$1,976,500
60,925	Croda International PLC	2,654,311
695,254	Dixons Carphone PLC	4,533,355
453,686	DS Smith PLC	2,438,812
74,125	easyJet PLC	2,065,217
309,071	Howden Joinery Group PLC	2,214,286
855,112	ITV PLC	3,332,540
589,735	Legal & General Group PLC	2,356,315
23,463	Next PLC	2,650,172
78,484	Persimmon PLC	2,050,375
76,245	Prudential PLC	1,908,691
32,245	Reckitt Benckiser Group PLC	2,886,929
66,371	SABMiller PLC	3,532,109
914,959	Taylor Wimpey PLC	2,336,877
82,121	Travis Perkins PLC	2,622,424
24,585	Whitbread PLC	1,985,391

		60,231,424

	United States—2.3%
42,526	Valeant Pharmaceuticals International, Inc.(a)	9,185,616

	Total Common Stocks (Cost $368,467,529)	394,325,667

	Rights—0.0%
	Canada—0.0%
27,369	Constellation Software, Inc., expiring 09/15/15(a) (Cost $15,270)	8,135

	Total Investments (Cost $368,482,799)—99.8%	394,333,802
	Other assets less liabilities—0.2%	930,334

	Net Assets—100.0%	$395,264,136

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Consumer Discretionary	22.2
Information Technology	16.1
Consumer Staples	15.9
Financials	13.9
Industrials	13.5
Health Care	7.5
Materials	3.5
Utilities	3.2
Energy	2.8
Telecommunication Services	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Argentina—0.7%
101,073	Grupo Financiero Galicia SA, Class B ADR	$2,227,649

	Brazil—4.2%
163,300	BRF SA	3,506,617
414,000	Equatorial Energia SA	4,420,160
411,500	Iguatemi Empresa de Shopping Centers SA	3,704,673
199,000	Sao Martinho SA	2,543,362

		14,174,812

	China—10.7%
4,253,188	Brilliance China Automotive Holdings Ltd.	8,011,269
1,326,907	Great Wall Motor Co. Ltd., H-Shares	10,125,794
3,334,020	Huadian Power International Corp. Ltd., H-Shares	3,694,836
801,026	Kingsoft Corp. Ltd.	3,146,790
1,452,799	Lenovo Group Ltd.	2,511,564
446,956	Shenzhou International Group Holdings Ltd.	2,107,589
196,119	Tencent Holdings Ltd.	4,071,079
1,973,062	Xinhua Winshare Publishing And Media Co. Ltd., Class H	2,474,235

		36,143,156

	India—2.1%
39,406	Dr Reddy’s Laboratories Ltd. ADR	2,048,324
37,380	HDFC Bank Ltd. ADR	2,124,679
74,288	Tata Motors Ltd. ADR	3,059,923

		7,232,926

	Indonesia—3.7%
2,046,101	PT Bank Central Asia Tbk	2,126,998

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia (continued)
43,613,896	PT Kalbe Farma Tbk	$6,039,494
1,981,134	PT Matahari Department Store Tbk	2,674,626
6,913,298	PT Wijaya Karya Persero Tbk	1,591,992

		12,433,110

	Malaysia—3.3%
2,764,800	Cahya Mata Sarawak Bhd	3,935,852
1,227,100	Kossan Rubber Industries Bhd	2,067,275
3,020,000	KSL Holdings Bhd	1,628,078
3,346,300	Sunway Bhd	3,560,993

		11,192,198

	Mexico—2.0%
417,455	Gruma SAB de CV, Class B	5,027,375
118,610	Grupo Aeroportuario del Sureste SAB de CV, Series B	1,676,735

		6,704,110

	Philippines—16.3%
2,562,060	Aboitiz Equity Ventures, Inc.	3,259,391
2,895,520	Aboitiz Power Corp.	2,792,782
3,411,626	Alliance Global Group, Inc.	1,945,998
95,377	Ayala Corp.	1,670,650
20,977,866	DMCI Holdings, Inc.	7,066,427
1,336,215	International Container Terminal Services, Inc.	3,300,778
5,292,425	JG Summit Holdings, Inc.	8,497,830
488,466	Jollibee Foods Corp.	2,182,905
3,054,600	Robinsons Land Corp.	2,054,464
957,826	Security Bank Corp.	3,613,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares DWA Emerging Markets Momentum Portfolio (PIE) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Philippines (continued)
2,057,475	Semirara Mining And Power Corp.	$7,646,803
1,709,061	Universal Robina Corp.	8,359,162
15,403,828	Vista Land & Lifescapes, Inc.	2,594,402

		54,985,218

	South Africa—13.4%
79,248	Aspen Pharmacare Holdings Ltd.	2,399,416
296,887	AVI Ltd.	2,027,974
75,549	Capitec Bank Holdings Ltd.	3,538,550
533,821	EOH Holdings Ltd.	7,210,690
243,399	Famous Brands Ltd.	2,483,632
374,343	FirstRand Ltd.	1,779,328
129,920	Foschini Group Ltd. (The)	1,914,655
261,566	Mediclinic International Ltd.	2,759,579
141,284	Mr. Price Group Ltd.	3,005,497
16,482	Naspers Ltd., Class N	2,579,285
551,312	Netcare Ltd.	1,921,452
185,811	Pioneer Foods Ltd.	2,892,965
217,344	PSG Group Ltd.	3,547,520
289,118	RMB Holdings Ltd.	1,734,299
699,944	Super Group Ltd.(a)	2,106,948
439,041	Woolworths Holdings Ltd.	3,287,258

		45,189,048

	South Korea—21.4%
22,792	AK Holdings, Inc.	1,807,202
2,901	AMOREPACIFIC Group	4,411,035
14,712	CJ Corp.	2,621,261
21,288	Com2uS Corp.(a)	3,594,336
14,367	Dongwon F&B Co. Ltd.	4,717,522
20,214	Eo Technics Co. Ltd.	2,087,397
14,297	Hanil Cement Co. Ltd.	2,007,181
130,275	Hankook Tire Worldwide Co. Ltd.	2,582,410
41,842	Hanssem Co. Ltd.	7,747,796
22,323	Hotel Shilla Co. Ltd.	2,228,135
44,211	IS Dongseo Co. Ltd.	3,365,315
19,364	KEPCO Plant Service & Engineering Co. Ltd.	1,757,572
14,329	Medy-Tox, Inc.	4,967,030
198,788	Meritz Financial Group, Inc.	2,549,753
688,836	Meritz Securities Co. Ltd.	4,041,771
61,628	Muhak Co. Ltd.(a)	2,081,095
4,999	Ottogi Corp.	3,282,925
34,189	Samlip General Foods Co. Ltd.	8,260,216
15,086	SK C&C Co. Ltd.	3,581,518
75,315	Youngone Corp.	4,622,880

		72,314,350

	Taiwan—13.8%
263,032	Advanced Semiconductor Engineering, Inc. ADR	1,875,418
377,810	Advantech Co. Ltd.	3,127,239
1,011,000	Cheng Shin Rubber Industry Co. Ltd.	2,423,020
700,000	Chicony Electronics Co. Ltd.	2,022,791
551,000	Feng Tay Enterprise Co. Ltd.	3,409,342
249,000	Giant Manufacturing Co. Ltd.	2,150,477
143,000	Hermes Microvision, Inc.	10,132,241

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
230,000	Hotai Motor Co. Ltd.	$3,987,788
4,066,000	Inotera Memories, Inc.(a)	4,719,725
31,000	Largan Precision Co. Ltd.	3,117,612
290,000	Merida Industry Co. Ltd.	2,177,888
202,000	President Chain Store Corp.	1,497,225
65,179	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,592,975
1,067,000	Vanguard International Semiconductor Corp.	1,647,917
1,185,000	Yungtay Engineering Co. Ltd.	2,727,829

		46,609,487

	Thailand—7.7%
1,818,325	Bangchak Petroleum PCL (The) NVDR	1,958,154
628,752	Bumrungrad Hospital PCL NVDR	3,061,268
2,811,227	CP ALL PCL NVDR	3,581,724
2,579,225	Gunkul Engineering PCL NVDR	2,171,197
677,492	Intouch Holdings PCL NVDR	1,582,493
282,166	Kasikornbank PCL NVDR	1,797,508
122,796,540	Superblock PCL NVDR(a)	7,971,624
2,545,765	Thai Union Frozen Products PCL NVDR	1,575,416
2,207,898	Thaicom PCL NVDR	2,461,406

		26,160,790

	Turkey—0.5%
199,151	Tav Havalimanlari Holding AS(a)	1,749,453

	Total Common Stocks and Other Equity Interests (Cost $297,133,118)	337,116,307

	Money Market Fund—0.1%
290,782	Invesco Premier Portfolio—Institutional Class(b) (Cost $290,782)	290,782

	Total Investments (Cost $297,423,900)—99.9%	337,407,089
	Other assets less liabilities—0.1%	318,327

	Net Assets—100.0%	$337,725,416

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Industrials	58.1
Materials	39.2
Consumer Discretionary	0.9
Financials	0.6
Telecommunication Services	0.6
Utilities	0.4
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—0.3%
5,951	CIMIC Group Ltd.	$98,993

	Brazil—4.4%
148,702	Cia Siderurgica Nacional SA ADR(a)	400,008
52,807	Gerdau SA (Preference Shares) ADR	177,432
43,900	Iochpe-Maxion SA	161,018
87,426	Vale SA ADR(a)	671,432
34,360	WEG SA	183,884

		1,593,774

	Chile—0.5%
52,974	CAP SA	189,063

	China—39.1%
784,950	Angang Steel Co. Ltd., H-Shares	655,209
268,174	Anhui Conch Cement Co. Ltd., H-Shares	1,089,836
845,919	BBMG Corp. H-Shares	1,049,875
818,637	China Communications Construction Co. Ltd., H-Shares	1,497,619
169,797	China Machinery Engineering Corp., H-Shares	226,070
947,673	China Molybdenum Co. Ltd., H-Shares	949,978
171,312	China National Building Material Co. Ltd., H-Shares	208,638
355,130	China Railway Construction Corp. Ltd., H-Shares	711,071
788,412	China Railway Group Ltd., H-Shares	1,110,733
388,010	Chongqing Iron & Steel Co. Ltd., H-Shares(b)	119,139
552,179	CSG Holding Co. Ltd., Class B	660,379
245,821	Dongfang Electric Corp. Ltd., H-Shares	559,437
290,185	First Tractor Co. Ltd., H-Shares	262,438
282,540	Guangzhou Shipyard International Co. Ltd., H-Shares	1,140,928
488,885	Harbin Electric Co. Ltd., H-Shares	402,403
159,400	Huaxin Cement Co. Ltd., Class B	211,524
285,862	Jiangxi Copper Co. Ltd., H-Shares	593,030
1,392,399	Lonking Holdings Ltd.	346,701

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
1,972,056	Metallurgical Corp. of China Ltd., H-Shares	$1,167,793
612,526	Shanghai Electric Group Co. Ltd., H-Shares	625,869
307,363	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	716,149

		14,304,819

	France—1.1%
12,917	Alstom SA(b)	405,783

	India—1.8%
13,169	Larsen & Toubro Ltd. GDR(c)	336,468
17,978	Mahindra & Mahindra Ltd. GDR(c)	323,604

		660,072

	Indonesia—4.8%
2,414,955	PT Aneka Tambang (Persero) Tbk	148,111
78,200	PT Indocement Tunggal Prakarsa Tbk	126,688
1,541,299	PT Pembangunan Perumahan Persero Tbk(b)	466,700
171,635	PT Semen Indonesia (Persero) Tbk	165,511
345,928	PT Tower Bersama Infrastructure Tbk	226,171
90,257	PT United Tractors Tbk	149,007
430,005	PT Vale Indonesia Tbk	92,719
2,251,700	PT Waskita Karya Persero Tbk(b)	298,779
443,568	PT Wijaya Karya Persero Tbk	102,145

		1,775,831

	Israel—0.8%
4,702	Caesarstone Sdot-Yam Ltd.	278,547

	Malaysia—4.2%
664,774	Dialog Group Bhd	302,382
367,884	Gamuda Bhd	540,231
243,107	IJM Corp. Bhd	500,344
70,024	Lafarge Malaysia Bhd	189,732

		1,532,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Emerging Markets Infrastructure Portfolio (PXR) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico—4.8%
75,470	Cemex SAB de CV ADR(b)	$726,022
412,915	Empresas ICA SAB de CV(b)	366,118
25,689	Grupo Carso SAB de CV, Series A1	105,760
49,304	Promotora y Operadora de Infraestructura SAB de CV(b)	566,160

		1,764,060

	Netherlands—0.3%
3,734	Oci NV(b)	111,319

	Philippines—0.6%
2,296,867	Metro Pacific Investments Corp.	233,658

	Russia—2.6%
23,023	Magnitogorsk Iron & Steel Works GDR(c)	85,646
99,372	Mechel ADR(a)(b)	139,121
28,980	MMC Norilsk Nickel OJSC ADR	544,244
4,956	Novolipetsk Steel OJSC GDR(c)	65,419
10,392	Severstal PAO GDR(c)	115,143

		949,573

	Singapore—0.3%
48,089	SembCorp Marine Ltd.	107,829

	South Africa—4.8%
20,593	African Rainbow Minerals Ltd.	186,878
7,193	Assore Ltd.	69,396
283,334	Aveng Ltd.(b)	253,566
273,463	Murray & Roberts Holdings Ltd.	300,769
359,103	PPC Ltd.	511,196
31,323	Reunert Ltd.	158,892
31,033	Wilson Bayly Holmes-Ovcon Ltd.	289,017

		1,769,714

	Spain—1.1%
11,478	ACS Actividades de Construccion y Servicios SA	405,464

	Sweden—2.5%
29,037	Atlas Copco AB, Class A(a)	905,847

	Switzerland—2.6%
44,462	ABB Ltd.	961,084

	Taiwan—11.8%
491,234	Asia Cement Corp.	622,343
1,003,200	BES Engineering Corp.	246,984
733,845	China Steel Corp.	617,009
458,959	CTCI Corp.	807,741
48,000	King Slide Works Co. Ltd.	757,788
460,000	TA Chen Stainless Pipe	309,410
661,573	Taiwan Cement Corp.	941,833

		4,303,108

	Thailand—3.1%
306,307	CH Karnchang PCL NVDR	234,620
17,707	Siam Cement PCL (The) NVDR	288,984
13,300	Siam City Cement PCL NVDR	148,069
6,889,127	Superblock PCL NVDR(b)	447,224

		1,118,897

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Turkey—2.5%
29,083	Akcansa Cimento AS	$178,837
164,119	Aksa Enerji Uretim AS(b)	166,257
35,179	Cimsa Cimento Sanayi ve Ticaret AS	215,665
634	Konya Cimento Sanayii AS	72,047
157,918	Tekfen Holding AS(b)	295,157

		927,963

	United Arab Emirates—0.8%
22,864	Orascom Construction Ltd.(b)	304,091

	United Kingdom—0.6%
77,623	Evraz PLC	226,288

	United States—4.4%
11,297	Caterpillar, Inc.	981,483
6,300	Pall Corp.	613,116

		1,594,599

	Total Common Stocks and Other Equity Interests (Cost $36,424,406)	36,523,065

	Warrants—0.0%
	Thailand—0.0%
637,555	Superblock PCL NVDR, expiring 03/31/17(b) (Cost $0)	0

	Money Market Fund—0.1%
31,631	Invesco Premier Portfolio—Institutional Class(d) (Cost $31,631)	31,631

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $36,456,037)-99.9%	36,554,696

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.9%
1,417,366	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $1,417,366)	1,417,366

	Total Investments (Cost $37,873,403)—103.8%	37,972,062
	Other assets less liabilities—(3.8)%	(1,392,231)

	Net Assets—100.0%	$36,579,831

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2015.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Emerging Markets Infrastructure Portfolio (PXR) (continued)

April 30, 2015

(Unaudited)

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $926,280, which represented 2.53% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,402,351	$(1,402,351)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	42.3
Materials	12.9
Industrials	10.8
Information Technology	8.7
Consumer Discretionary	7.1
Consumer Staples	5.6
Energy	4.6
Telecommunication Services	3.9
Utilities	3.2
Health Care	0.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—45.9%
16,440	AGL Energy Ltd.	$196,969
18,597	Amcor Ltd.	198,463
77,609	AMP Ltd.	394,219
13,804	APA Group	104,524
366,557	Arrium Ltd.	50,596
19,788	Asciano Ltd.	103,167
2,495	ASX Ltd.	82,948
35,020	Aurizon Holdings Ltd.	133,967
63,117	Australia & New Zealand Banking Group Ltd.	1,692,142
7,020	Bank of Queensland Ltd.	72,092
11,994	Bendigo & Adelaide Bank Ltd.	114,375
656,750	BGP Holdings PLC(a)	0
86,669	BHP Billiton Ltd.	2,185,475
24,427	BlueScope Steel Ltd.	67,434
19,534	Boral Ltd.	97,529
22,455	Brambles Ltd.	191,814
3,645	Caltex Australia Ltd.	101,861
4,132	CIMIC Group Ltd.	68,735
15,369	Coca-Cola Amatil Ltd.	124,496
31,079	Commonwealth Bank of Australia	2,178,520
6,815	Computershare Ltd.	66,170
5,516	Crown Resorts Ltd.	56,603
3,051	CSL Ltd.	218,941
17,698	Dexus Property Group REIT	103,020
19,644	Downer EDI Ltd.	68,639
36,062	DUET Group	71,963
56,896	Fortescue Metals Group Ltd.	97,383
22,489	Goodman Group REIT	110,864
30,893	GPT Group (The) REIT	108,920

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
11,049	Iluka Resources Ltd.	$71,114
38,464	Incitec Pivot Ltd.	121,051
48,429	Insurance Australia Group Ltd.	221,933
11,107	Lend Lease Group	140,608
6,114	Macquarie Group Ltd.	376,004
43,913	Medibank Private Ltd.(a)	76,546
82,171	Metcash Ltd.	85,876
79,597	Mirvac Group REIT	126,192
61,784	National Australia Bank Ltd.	1,791,880
20,231	Newcrest Mining Ltd.(a)	230,582
43,020	Novion Property Group REIT	83,812
12,702	Orica Ltd.	202,378
36,095	Origin Energy Ltd.	362,707
22,424	OZ Minerals Ltd.	82,952
45,040	Qantas Airways Ltd.(a)	120,431
42,495	QBE Insurance Group Ltd.	459,196
35,705	Santos Ltd.	233,747
82,627	Scentre Group REIT	243,743
7,433	Sims Metal Management Ltd.	63,259
7,821	Sonic Healthcare Ltd.	122,574
63,002	Stockland REIT	220,636
41,499	Suncorp Group Ltd.	429,285
22,186	Tabcorp Holdings Ltd.	85,221
41,218	Tatts Group Ltd.	131,343
98,135	Telstra Corp. Ltd.	482,227
18,538	Toll Holdings Ltd.	131,304
16,443	Transurban Group	128,657
22,711	Wesfarmers Ltd.	782,990
29,572	Westfield Corp. REIT	220,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
61,387	Westpac Banking Corp.	$1,765,356
16,864	Woodside Petroleum Ltd.	466,217
34,351	Woolworths Ltd.	798,741
12,848	WorleyParsons Ltd.	116,033

		20,036,844

	China—0.3%
12,000	China Mengniu Dairy Co. Ltd.	60,765
62,000	Want Want China Holdings Ltd.	68,070

		128,835

	Hong Kong—13.3%
99,610	AIA Group Ltd.	665,682
17,152	Bank of East Asia Ltd. (The)	74,572
68,714	BOC Hong Kong (Holdings) Ltd.	267,280
30,204	Cathay Pacific Airways Ltd.	77,856
20,486	CK Hutchison Holdings Ltd.	445,339
25,589	CLP Holdings Ltd.	224,324
11,000	Galaxy Entertainment Group Ltd.	53,218
43,277	Hang Lung Properties Ltd.	146,562
12,343	Hang Seng Bank Ltd.	240,931
20,221	Henderson Land Development Co. Ltd.	162,527
54,352	Hong Kong & China Gas Co. Ltd.	129,724
4,712	Hong Kong Exchanges & Clearing Ltd.	180,306
13,594	Hongkong Land Holdings Ltd.	110,111
38,833	Hutchison Whampoa Ltd.	572,138
2,103	Jardine Matheson Holdings Ltd.	130,260
16,896	Kerry Properties Ltd.	69,100
174,039	Li & Fung Ltd.	177,606
30,529	Link (The) REIT	189,646
22,271	MTR Corp. Ltd.	109,758
140,096	New World Development Co. Ltd.	186,165
230,199	Noble Group Ltd.	150,332
13,056	Power Assets Holdings Ltd.	132,141
24,800	Sands China Ltd.	101,585
49,938	Sino Land Co. Ltd.	88,264
47,000	SJM Holdings Ltd.	59,848
29,005	Sun Hung Kai Properties Ltd.	483,095
12,136	Swire Pacific Ltd., Class A	164,242
22,694	Swire Properties Ltd.	78,173
34,628	Wharf Holdings Ltd. (The)	250,402
14,000	Wheelock & Co. Ltd.	79,111

		5,800,298

	Indonesia—0.2%
269,418	Golden Agri-Resources Ltd.	85,429

	New Zealand—0.6%
18,611	Fletcher Building Ltd.	117,748
67,294	Spark New Zealand Ltd.	152,166

		269,914

	Singapore—7.6%
35,200	Ascendas REIT	65,640
50,000	CapitaLand Ltd.	139,293
44,271	CapitaMall Trust REIT	73,197
9,700	City Developments Ltd.	78,139
35,035	ComfortDelGro Corp. Ltd.	81,203

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
33,593	DBS Group Holdings Ltd.	$534,881
40,200	Global Logistic Properties Ltd.	83,462
150,400	Hutchison Port Holdings Trust	101,520
2,182	Jardine Cycle & Carriage Ltd.	66,569
38,894	Keppel Corp. Ltd.	256,054
40,869	Oversea-Chinese Banking Corp. Ltd.	329,531
29,247	SembCorp Industries Ltd.	99,805
26,500	SembCorp Marine Ltd.	59,420
16,953	Singapore Airlines Ltd.	156,149
30,903	Singapore Press Holdings Ltd.	97,757
25,751	Singapore Technologies Engineering Ltd.	70,378
144,434	Singapore Telecommunications Ltd.	483,064
23,212	United Overseas Bank Ltd.	429,174
50,918	Wilmar International Ltd.	125,320

		3,330,556

	South Korea—30.9%
5,604	BNK Financial Group, Inc.	83,903
535	CJ Corp.	95,322
1,619	Daelim Industrial Co. Ltd.	125,352
5,076	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	85,942
3,223	Doosan Heavy Industries & Construction Co. Ltd.	91,699
7,172	Doosan Infracore Co. Ltd.(a)	79,615
496	E-Mart Co. Ltd.	102,485
2,238	GS Holdings Corp.	104,802
9,033	Hana Financial Group, Inc.	267,114
1,627	Hankook Tire Co. Ltd.	68,449
2,545	Hanwha Corp.	100,304
1,380	Hyosung Corp.	153,190
2,388	Hyundai Engineering & Construction Co. Ltd.	115,613
3,289	Hyundai Heavy Industries Co. Ltd.(a)	429,534
1,441	Hyundai Mobis Co. Ltd.	317,907
6,441	Hyundai Motor Co.	1,015,419
2,426	Hyundai Steel Co.	178,103
11,013	Industrial Bank of Korea	152,045
9,494	KB Financial Group, Inc.	362,667
9,117	Kia Motors Corp.	421,831
9,488	Korea Electric Power Corp.	414,657
2,437	Korea Gas Corp.	105,368
160	Korea Zinc Co. Ltd.	71,269
1,836	Korean Air Lines Co. Ltd.(a)	78,441
8,688	KT Corp.(a)	258,128
2,294	KT&G Corp.	203,507
1,273	LG Chem Ltd.	324,187
2,364	LG Corp.	147,088
8,324	LG Display Co. Ltd.	231,783
6,330	LG Electronics, Inc.	356,653
1,763	LG International Corp.	67,675
7,281	LG Uplus Corp.	73,014
511	Lotte Chemical Corp.	119,646
448	Lotte Shopping Co. Ltd.	108,239
818	OCI Co. Ltd.	76,077
2,460	POSCO	578,284
3,977	Samsung C&T Corp.	212,206
1,532	Samsung Electro-Mechanics Co. Ltd.	96,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
2,253	Samsung Electronics Co. Ltd.	$2,963,368
865	Samsung Fire & Marine Insurance Co. Ltd.	227,950
9,270	Samsung Heavy Industries Co. Ltd.	156,950
1,750	Samsung Life Insurance Co. Ltd.	171,409
889	Samsung SDI Co. Ltd.	99,515
9,214	Shinhan Financial Group Co. Ltd.	379,906
394	SK C&C Co. Ltd.	93,538
807	SK Holdings Co. Ltd.	139,268
6,016	SK Hynix, Inc.	258,991
4,583	SK Innovation Co. Ltd.(a)	504,472
10,353	SK Networks Co. Ltd.	76,778
866	SK Telecom Co. Ltd.	231,849
1,977	S-Oil Corp.	135,365
17,918	Woori Bank	179,681

		13,493,023

	United Kingdom—1.1%
10,217	Rio Tinto Ltd.	460,552

	Total Common Stocks and Other Equity Interests (Cost $40,705,248)	43,605,451

	Money Market Fund—0.0%
7,565	Invesco Premier Portfolio—Institutional Class(b) (Cost $7,565)	7,565

	Total Investments (Cost $40,712,813)—99.9%	43,613,016
	Other assets less liabilities—0.1%	48,598

	Net Assets—100.0%	$43,661,614

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	29.0
Industrials	12.1
Energy	11.0
Consumer Discretionary	10.7
Materials	8.6
Consumer Staples	7.5
Telecommunication Services	5.7
Utilities	5.6
Health Care	5.6
Information Technology	4.1
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—5.8%
42,466	AGL Energy Ltd.	$508,790
48,066	Amcor Ltd.	512,950
200,468	AMP Ltd.	1,018,287
35,666	APA Group	270,063
946,851	Arrium Ltd.	130,695
51,124	Asciano Ltd.	266,542
6,456	ASX Ltd.	214,635
90,471	Aurizon Holdings Ltd.	346,091
164,120	Australia & New Zealand Banking Group Ltd.	4,399,993
18,133	Bank of Queensland Ltd.	186,217
30,981	Bendigo & Adelaide Bank Ltd.	295,434
231,466	BGP Holdings PLC(a)	0
225,072	BHP Billiton Ltd.	5,675,491
148,866	BHP Billiton PLC	3,571,097
63,105	BlueScope Steel Ltd.	174,209
50,456	Boral Ltd.	251,916
58,001	Brambles Ltd.	495,454
9,425	Caltex Australia Ltd.	263,386
10,670	CIMIC Group Ltd.	177,493
39,705	Coca-Cola Amatil Ltd.	321,629
80,708	Commonwealth Bank of Australia	5,657,324
17,610	Computershare Ltd.	170,985
14,244	Crown Resorts Ltd.	146,167
7,904	CSL Ltd.	567,195
45,708	Dexus Property Group REIT	266,065
50,749	Downer EDI Ltd.	177,325
93,160	DUET Group	185,904
146,963	Fortescue Metals Group Ltd.(b)	251,540
58,083	Goodman Group REIT	286,331

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
79,793	GPT Group (The) REIT	$281,327
28,552	Iluka Resources Ltd.	183,766
99,363	Incitec Pivot Ltd.	312,707
125,099	Insurance Australia Group Ltd.	573,283
28,695	Lend Lease Group	363,263
15,805	Macquarie Group Ltd.	971,989
113,424	Medibank Private Ltd.(a)	197,714
212,255	Metcash Ltd.	221,826
205,607	Mirvac Group REIT	325,967
160,605	National Australia Bank Ltd.	4,657,920
52,256	Newcrest Mining Ltd.(a)	595,584
111,123	Novion Property Group REIT	216,491
32,806	Orica Ltd.	522,690
93,240	Origin Energy Ltd.	936,938
57,923	OZ Minerals Ltd.	214,271
116,349	Qantas Airways Ltd.(a)	311,101
109,763	QBE Insurance Group Ltd.	1,186,085
92,240	Santos Ltd.	603,861
213,440	Scentre Group REIT	629,632
19,191	Sims Metal Management Ltd.	163,327
20,211	Sonic Healthcare Ltd.	316,756
162,739	Stockland REIT	569,920
107,190	Suncorp Group Ltd.	1,108,822
57,321	Tabcorp Holdings Ltd.	220,182
106,474	Tatts Group Ltd.	339,285
253,491	Telstra Corp. Ltd.	1,245,632
47,884	Toll Holdings Ltd.	339,161
42,474	Transurban Group	332,334
58,674	Wesfarmers Ltd.	2,022,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
76,392	Westfield Corp. REIT	$569,402
159,579	Westpac Banking Corp.	4,589,144
43,574	Woodside Petroleum Ltd.	1,204,633
88,739	Woolworths Ltd.	2,063,390
33,187	WorleyParsons Ltd.	299,718

		55,480,189

	Austria—0.3%
2,940	Andritz AG	171,969
30,891	Erste Group Bank AG	878,526
6,221	Immoeast AG(a)	0
66,649	IMMOFINANZ AG(a)	200,003
24,588	OMV AG	819,674
28,459	Raiffeisen Bank International AG	478,027
11,788	voestalpine AG	494,282

		3,042,481

	Belgium—0.7%
19,352	Ageas	726,877
19,338	Anheuser-Busch InBev NV	2,359,775
11,561	Belgacom SA	431,456
4,093	Colruyt SA	193,501
10,652	Delhaize Group SA	860,473
13,586	KBC Groep NV(a)	896,377
3,905	Solvay SA	575,848
3,899	UCB SA(a)	281,016
9,759	Umicore SA	485,151

		6,810,474

	Canada—6.9%
6,069	Agnico Eagle Mines Ltd.	182,984
6,096	Agrium, Inc.	629,102
12,137	Alimentation Couche-Tard, Inc., Class B	462,734
5,326	AltaGas Ltd.	180,282
17,974	ARC Resources Ltd.(b)	366,380
5,564	ATCO Ltd., Class I	210,065
42,272	Bank of Montreal(b)	2,750,777
69,721	Bank of Nova Scotia (The)	3,829,546
77,187	Barrick Gold Corp.	999,209
15,157	Baytex Energy Corp.(b)	294,944
17,078	BCE, Inc.	749,952
70,068	Blackberry Ltd.(a)	708,634
9,184	Bombardier, Inc., Class A	19,107
265,087	Bombardier, Inc., Class B	534,004
32,771	Bonavista Energy Corp.(b)	224,831
23,860	Brookfield Asset Management, Inc., Class A	1,279,822
6,222	Calloway REIT	156,931
19,920	Cameco Corp.	348,980
28,319	Canadian Imperial Bank of Commerce	2,265,052
15,787	Canadian National Railway Co.	1,015,321
58,585	Canadian Natural Resources Ltd.	1,939,049
81,206	Canadian Oil Sands Ltd.	878,936
2,641	Canadian Pacific Railway Ltd.	501,556
4,330	Canadian Tire Corp. Ltd., Class A	456,826
8,503	Canadian Utilities Ltd., Class A	275,185
8,651	Capital Power Corp.	177,484
16,570	Celestica, Inc.(a)	201,508
69,340	Cenovus Energy, Inc.	1,301,216

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
6,967	CGI Group, Inc., Class A(a)	$292,082
8,515	CI Financial Corp.	249,281
10,029	Cominar Real Estate Investment Trust REIT	158,311
26,197	Crescent Point Energy Corp.(b)	681,501
8,337	Dream Office Real Estate Investment Trust REIT	190,521
39,475	Eldorado Gold Corp.	195,868
3,955	Empire Co. Ltd., Class A	284,629
27,036	Enbridge, Inc.	1,407,546
82,319	Encana Corp.	1,164,189
32,052	Enerplus Corp.(b)	403,809
835	Fairfax Financial Holdings Ltd.	454,295
12,776	Finning International, Inc.	260,741
35,733	First Quantum Minerals Ltd.	545,177
13,562	Fortis, Inc.	439,694
4,771	George Weston Ltd.	392,551
7,998	Gibson Energy, Inc.	183,698
41,419	Goldcorp, Inc.	776,574
19,266	Great-West Lifeco, Inc.	588,677
15,082	H&R Real Estate Investment Trust REIT(b)	288,255
25,726	Husky Energy, Inc.	573,034
70,963	IAMGOLD Corp.(a)	158,184
6,740	IGM Financial, Inc.(b)	253,908
12,341	Imperial Oil Ltd.	541,832
7,965	Industrial Alliance Insurance & Financial Services, Inc.	288,746
5,301	Intact Financial Corp.	406,705
10,292	Inter Pipeline Ltd.	268,505
5,595	Keyera Corp.	196,177
99,952	Kinross Gold Corp.(a)	241,783
10,959	Loblaw Cos. Ltd.	554,894
38,656	Lundin Mining Corp.(a)	191,485
18,570	Magna International, Inc.	932,141
120,279	Manulife Financial Corp.	2,180,662
2,968	Methanex Corp.	177,921
13,272	Metro, Inc.	382,190
19,938	National Bank of Canada	802,458
5,309	Onex Corp.	318,430
12,884	Pembina Pipeline Corp.	446,645
102,248	Pengrowth Energy Corp.(b)	341,882
232,712	Penn West Petroleum Ltd.(b)	576,377
25,522	Potash Corp. of Saskatchewan, Inc.	830,189
28,897	Power Corp. of Canada	790,865
20,219	Power Financial Corp.	622,971
6,266	Quebecor, Inc., Class B	171,646
16,636	RioCan Real Estate Investment Trust REIT	410,114
24,358	Rogers Communications, Inc., Class B(b)	866,733
78,165	Royal Bank of Canada	5,169,699
7,925	Saputo, Inc.	233,906
20,229	Shaw Communications, Inc., Class B(b)	460,612
7,554	Silver Wheaton Corp.	148,430
9,791	SNC-Lavalin Group, Inc.	351,627
43,990	Sun Life Financial, Inc.	1,402,232
95,046	Suncor Energy, Inc.	3,083,061
103,549	Talisman Energy, Inc.	823,263
67,750	Teck Resources Ltd., Class B	1,023,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
11,052	TELUS Corp.	$380,764
93,430	Toronto-Dominion Bank (The)	4,296,430
36,262	TransAlta Corp.	359,252
37,445	TransCanada Corp.	1,731,203
4,570	Vermilion Energy, Inc.	219,134
95,524	Yamana Gold, Inc.	363,563

		65,470,501

	China—0.0%
32,702	China Mengniu Dairy Co. Ltd.	165,595
160,082	Want Want China Holdings Ltd.	175,754

		341,349

	Colombia—0.0%
110,939	Pacific Rubiales Energy Corp.(b)	373,689

	Denmark—0.7%
360	A.P. Moeller—Maersk A/S, Class A	694,054
540	A.P. Moeller—Maersk A/S, Class B	1,071,081
7,057	Carlsberg A/S, Class B	643,183
42,654	Danske Bank A/S	1,210,451
7,004	DSV A/S	243,247
4,177	FLSmidth & Co. A/S	178,683
9,351	ISS A/S	315,772
3,460	Jyske Bank A/S(a)	169,675
27,414	Novo Nordisk A/S, Class B	1,558,811
82,905	TDC A/S	631,124
8,222	Vestas Wind Systems A/S	374,187

		7,090,268

	Finland—0.8%
9,550	Elisa Oyj	292,037
35,094	Fortum Oyj	696,045
7,511	Kesko Oyj, Class B	308,126
9,229	Kone Oyj, Class B	397,840
8,716	Metso Oyj	248,368
11,619	Neste Oil Oyj	315,857
260,028	Nokia Oyj	1,761,358
8,028	Nokian Renkaat Oyj(b)	261,867
4,753	Orion Oyj, Class B	155,785
20,488	Sampo Oyj, Class A	995,451
54,074	Stora Enso Oyj, Class R(b)	571,388
45,678	UPM-Kymmene Oyj	829,701
7,132	Wartsila Oyj Abp	327,662

		7,161,485

	France—10.0%
6,574	Accor SA	360,885
69,240	Air France-KLM(a)(b)	598,195
13,414	Air Liquide SA	1,755,627
26,033	Airbus Group NV	1,808,619
188,893	Alcatel-Lucent(a)	666,953
23,729	Alstom SA(a)	745,437
4,866	Arkema SA	392,151
3,798	Atos SE	297,271
215,362	AXA SA	5,457,539
112,135	BNP Paribas SA	7,091,847
25,977	Bouygues SA(b)	1,074,978

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
7,019	Bureau Veritas SA	$165,365
7,580	Cap Gemini SA	675,255
72,543	Carrefour SA(a)(b)	2,502,859
9,286	Casino Guichard Perrachon SA	822,029
56,887	CGG SA(a)(b)	403,377
1,922	Christian Dior SE	376,897
45,581	Cie de Saint-Gobain	2,078,784
14,610	Cie Generale des Etablissements Michelin	1,631,721
12,714	CNP Assurances	228,445
102,905	Credit Agricole SA	1,603,388
25,345	Danone SA	1,832,106
6,879	Edenred	184,266
6,090	Eiffage SA	371,507
35,080	Electricite de France SA	893,491
4,136	Essilor International SA	504,012
2,649	Eurazeo SA	189,706
7,008	Eutelsat Communications SA	244,065
5,658	Faurecia	268,692
2,189	Fonciere des Regions REIT(b)	207,097
243,357	GDF Suez(b)	4,964,388
1,745	Gecina SA REIT	239,140
12,141	Groupe Eurotunnel SE	194,478
2,319	ICADE REIT	201,518
3,533	Kering	653,417
4,540	Klepierre REIT	220,280
13,061	Lafarge SA(b)	956,137
15,609	Lagardere SCA	501,107
9,742	Legrand SA	563,723
6,711	L’Oreal SA(a)	1,281,786
8,159	LVMH Moet Hennessy Louis Vuitton SE	1,431,726
55,802	Natixis SA	461,839
3,591	Neopost SA	172,846
5,597	Nexans SA(a)	219,479
246,664	Orange SA	4,074,126
6,994	Pernod Ricard SA	869,921
57,515	Peugeot SA(a)	1,089,178
6,515	Publicis Groupe SA	546,507
15,653	Renault SA	1,650,511
32,998	Rexel SA	622,304
8,980	Safran SA	656,581
61,675	Sanofi(b)	6,302,824
26,952	Schneider Electric SE	2,018,639
13,754	SCOR SE	495,189
86,204	Societe Generale SA	4,318,319
4,806	Sodexo SA	486,406
35,943	Suez Environnement Co.(b)	733,022
28,167	Technicolor SA(a)	191,048
8,476	Technip SA(b)	578,130
2,071	Teleperformance	155,368
5,957	Thales SA	362,058
236,511	Total SA	12,849,610
3,583	Unibail-Rodamco SE REIT	989,680
3,517	Valeo SA	564,742
18,643	Vallourec SA	438,699
69,324	Veolia Environnement SA(a)(b)	1,469,724
37,268	Vinci SA(b)	2,289,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
133,442	Vivendi SA	$3,351,679
2,189	Wendel SA	268,836
4,796	Zodiac Aerospace	176,111

		95,042,959

	Germany—8.7%
10,591	Adidas AG	871,330
40,982	Allianz SE(b)	7,007,754
6,805	Aurubis AG	432,586
60,303	BASF SE(b)	6,046,389
27,649	Bayer AG	4,024,573
22,746	Bayerische Motoren Werke AG	2,704,280
2,330	Beiersdorf AG	203,544
5,105	Bilfinger SE(b)	255,931
7,759	Brenntag AG	468,191
171,441	Commerzbank AG(a)	2,333,154
3,812	Continental AG(a)(b)	899,799
62,529	Daimler AG	6,048,872
146,202	Deutsche Bank AG	4,705,920
7,794	Deutsche Boerse AG	648,991
41,404	Deutsche Lufthansa AG(a)	575,301
62,675	Deutsche Post AG	2,075,661
276,237	Deutsche Telekom AG	5,099,628
6,350	Deutsche Wohnen BR AG	166,858
423,170	E.ON Se	6,619,596
5,129	Evonik Industries AG	197,908
7,144	Freenet AG	232,671
8,271	Fresenius Medical Care AG & Co. KGaA	697,237
16,694	Fresenius SE & Co. KGaA	999,486
6,068	GEA Group AG	293,568
4,680	Hannover Rueck SE(b)	477,430
9,729	HeidelbergCement AG	750,591
3,333	Henkel AG & Co. KGaA	338,335
4,961	Henkel AG & Co. KGaA (Preference Shares)	579,253
4,179	Hochtief AG	324,142
1,382	Hugo Boss AG	170,656
33,292	Infineon Technologies AG	394,691
14,190	K+S AG	466,206
16,223	Kloeckner & Co. SE(a)	156,591
8,024	LANXESS AG	430,458
2,577	Leoni AG	166,242
7,637	Linde AG	1,495,875
1,914	MAN SE	207,632
3,023	Merck KGaA	327,869
32,665	Metro AG	1,184,282
2,275	MTU Aero Engines AG	224,512
16,135	Muenchener Rueckversicherungs- Gesellschaft AG	3,162,205
6,089	Osram Licht AG	321,774
7,251	Porsche Automobil Holding SE (Preference Shares)	693,072
10,462	ProSiebenSat.1 Media AG	537,977
2,847	RTL Group SA	267,339
120,969	RWE AG	3,021,450
7,847	Salzgitter AG	269,504
24,669	SAP SE	1,877,778
48,667	Siemens AG	5,317,591

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
12,444	Suedzucker AG(b)	$188,106
2,573	Symrise AG	157,018
5,772	Talanx AG	184,074
40,298	ThyssenKrupp AG	1,077,420
24,094	TUI AG	452,833
2,544	Volkswagen AG	647,959
13,049	Volkswagen AG (Preference Shares)	3,384,275

		82,864,368

	Greece—0.1%
476,145	Alpha Bank AE(a)	165,932
23,286	Hellenic Telecommunications Organization SA(a)	211,354
221,932	National Bank of Greece SA(a)	310,857
21,633	OPAP SA	192,715
259,438	Piraeus Bank SA(a)	115,123

		995,981

	Hong Kong—1.6%
257,560	AIA Group Ltd.	1,721,242
44,392	Bank of East Asia Ltd. (The)	193,005
177,875	BOC Hong Kong (Holdings) Ltd.	691,889
79,773	Cathay Pacific Airways Ltd.	205,629
53,916	CK Hutchison Holdings Ltd.	1,172,064
66,874	CLP Holdings Ltd.	586,247
28,472	Galaxy Entertainment Group Ltd.	137,747
112,204	Hang Lung Properties Ltd.	379,989
31,882	Hang Seng Bank Ltd.	622,327
52,767	Henderson Land Development Co. Ltd.	424,116
141,880	Hong Kong & China Gas Co. Ltd.	338,631
12,398	Hong Kong Exchanges & Clearing Ltd.	474,413
35,312	Hongkong Land Holdings Ltd.	286,027
100,800	Hutchison Whampoa Ltd.	1,485,116
5,491	Jardine Matheson Holdings Ltd.	340,113
43,940	Kerry Properties Ltd.	179,702
451,608	Li & Fung Ltd.	460,863
78,761	Link (The) REIT	489,262
57,412	MTR Corp. Ltd.	282,944
363,511	New World Development Co. Ltd.	483,046
594,745	Noble Group Ltd.	388,399
34,342	Power Assets Holdings Ltd.	347,578
64,077	Sands China Ltd.	262,470
132,803	Sino Land Co. Ltd.	234,727
121,306	SJM Holdings Ltd.	154,466
78,914	Sun Hung Kai Properties Ltd.	1,314,360
31,540	Swire Pacific Ltd., Class A	426,846
58,853	Swire Properties Ltd.	202,728
89,163	Wharf Holdings Ltd. (The)	644,754
35,863	Wheelock & Co. Ltd.	202,654

		15,133,354

	India—0.0%
33,239	Vedanta Resources PLC	321,038

	Indonesia—0.0%
696,095	Golden Agri-Resources Ltd.	220,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Ireland—0.4%
1,749,079	Bank of Ireland(a)	$676,176
46,485	CRH PLC	1,306,561
4,459	DCC PLC	284,990
3,586	Kerry Group PLC, Class A	263,319
4,983	Shire PLC	408,534
14,660	Smurfit Kappa Group PLC	449,368

		3,388,948

	Israel—0.4%
74,299	Bank Hapoalim BM	372,091
84,531	Bank Leumi Le-Israel(a)	328,822
266,787	Bezeq Israeli Telecommunication Corp. Ltd.	505,568
49,531	Israel Chemicals Ltd.	346,761
34,130	Teva Pharmaceutical Industries Ltd.	2,084,652

		3,637,894

	Italy—3.6%
197,598	A2A SpA	228,504
135,152	Assicurazioni Generali SpA	2,647,251
17,738	Atlantia SpA	499,690
996,799	Banca Monte dei Paschi di Siena SpA(a)(b)	617,681
42,955	Banca Popolare dell’Emilia Romagna SC(a)	355,945
298,236	Banca Popolare di Milano Scarl(a)	309,458
37,551	Banco Popolare SC(a)	597,925
85,640	Enel Green Power SpA	166,881
1,064,032	Enel SpA	5,050,587
381,982	Eni SpA	7,353,553
40,541	Finmeccanica SpA(a)	520,153
957,443	Intesa Sanpaolo SpA	3,235,754
22,868	Italcementi SpA	163,742
3,839	Luxottica Group SpA	253,806
71,124	Mediaset SpA(a)	367,726
32,544	Mediobanca SpA	317,994
20,425	Mediolanum SpA	172,226
18,605	Pirelli & C. SpA	322,099
14,743	Prysmian SpA	302,321
46,330	Saipem SpA(a)(b)	615,713
145,223	Snam SpA	757,669
21,407	Societa Cattolica di Assicurazioni SCRL	182,786
1,636,970	Telecom Italia SpA(a)	1,942,531
935,254	Telecom Italia SpA RSP(a)	901,279
89,592	Terna-Rete Elettrica Nationale SpA	423,053
88,366	UBI Banca-Unione di Banche Italiane ScpA	706,002
633,410	UniCredit SpA	4,578,000
33,029	Unipol Gruppo Finanziario SpA	173,802
42,140	Unipol Gruppo Finanziario SpA (Preference Shares)	221,745
46,097	UnipolSai SpA	129,445
21,260	UnipolSai SpA RSP, Class B	59,891

		34,175,212

	Japan—21.0%
130,302	Aeon Co. Ltd.	1,623,467
9,472	Air Water, Inc.	168,513
20,694	Aisin Seiki Co. Ltd.	949,361
29,340	Ajinomoto Co., Inc.	652,409
14,051	Alfresa Holdings Corp.	210,994

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
8,295	Alps Electric Co. Ltd.	$207,046
19,367	Amada Holdings Co. Ltd.	196,470
87,308	ANA Holdings, Inc.	242,072
43,254	Aozora Bank Ltd.	161,927
126,897	Asahi Glass Co. Ltd.	854,675
22,176	Asahi Group Holdings Ltd.	714,461
80,937	Asahi Kasei Corp.	765,611
74,151	Astellas Pharma, Inc.	1,158,396
12,438	Bandai Namco Holdings, Inc.	255,890
22,908	Bank of Kyoto Ltd. (The)	250,577
72,408	Bank of Yokohama Ltd. (The)	462,027
6,315	Benesse Holdings, Inc.	197,888
33,883	Bridgestone Corp.	1,421,631
15,041	Brother Industries Ltd.	241,194
76,222	Canon, Inc.	2,727,992
7,825	Central Japan Railway Co.	1,402,903
46,354	Chiba Bank Ltd. (The)	382,700
57,804	Chubu Electric Power Co., Inc.	766,324
6,339	Chugai Pharmaceutical Co. Ltd.	193,608
22,661	Chugoku Electric Power Co., Inc. (The)	331,763
159,447	Cosmo Oil Co. Ltd.(a)	237,165
12,811	Credit Saison Co. Ltd.	243,545
51,232	Dai Nippon Printing Co. Ltd.	531,928
14,664	Daicel Corp.	177,556
37,166	Daido Steel Co. Ltd.	177,957
26,060	Daihatsu Motor Co. Ltd.	378,041
114,116	Dai-ichi Life Insurance Co. Ltd. (The)	1,882,385
57,314	Daiichi Sankyo Co. Ltd.	998,816
10,129	Daikin Industries Ltd.	685,931
4,830	Daito Trust Construction Co. Ltd.	564,045
45,852	Daiwa House Industry Co. Ltd.	1,026,086
81,317	Daiwa Securities Group, Inc.	679,510
50,717	Denki Kagaku Kogyo Kabushiki Kaisha	207,666
24,120	Denso Corp.	1,202,070
13,291	Dentsu, Inc.	619,736
92,307	DIC Corp.	280,770
25,065	East Japan Railway Co.	2,219,133
45,765	Ebara Corp.	204,981
12,863	Eisai Co. Ltd.	863,338
11,413	Electric Power Development Co. Ltd.	385,297
3,615	FANUC Corp.	801,269
904	Fast Retailing Co. Ltd.	357,272
45,362	Fuji Electric Co. Ltd.	214,547
18,921	Fuji Heavy Industries Ltd.	636,313
35,319	FUJIFILM Holdings Corp.	1,338,445
43,995	Fujikura Ltd.	210,655
220,801	Fujitsu Ltd.	1,463,519
65,386	Fukuoka Financial Group, Inc.	377,006
163,386	Furukawa Electric Co. Ltd.	300,367
29,202	Gunma Bank Ltd. (The)	207,662
23,200	Hachijuni Bank Ltd. (The)	181,653
17,192	Hakuhodo DY Holdings, Inc.	184,605
57,296	Hankyu Hanshin Holdings, Inc.	346,639
16,390	Hino Motors Ltd.	215,027
27,426	Hiroshima Bank Ltd. (The)	160,885
9,987	Hitachi Construction Machinery Co. Ltd.	178,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
512,921	Hitachi Ltd.	$3,511,625
31,804	Hokkaido Electric Power Co., Inc.(a)	293,669
69,480	Hokuhoku Financial Group, Inc.	166,631
13,514	Hokuriku Electric Power Co.	200,333
159,413	Honda Motor Co. Ltd.	5,383,702
15,023	Hoya Corp.	582,617
10,873	Ibiden Co. Ltd.	190,802
22,028	Idemitsu Kosan Co. Ltd.	427,785
92,886	IHI Corp.	428,454
13,290	Iida Group Holdings Co. Ltd.	180,132
91,477	Inpex Corp.	1,154,260
27,171	Isetan Mitsukoshi Holdings Ltd.	441,384
32,986	Isuzu Motors Ltd.	439,235
185,626	ITOCHU Corp.	2,295,701
23,200	Iwatani Corp.	157,613
12,667	Iyo Bank Ltd. (The)	158,351
25,197	J Front Retailing Co. Ltd.	419,845
9,214	Japan Airlines Co. Ltd.	307,980
49,476	Japan Display, Inc.(a)	205,065
41,876	Japan Tobacco, Inc.	1,473,551
50,890	JFE Holdings, Inc.	1,152,435
15,423	JGC Corp.	321,619
39,868	Joyo Bank Ltd. (The)	218,546
12,095	JSR Corp.	207,294
17,948	JTEKT Corp.	307,457
324,170	JX Holdings, Inc.	1,415,924
79,258	Kajima Corp.	379,501
31,561	Kaneka Corp.	220,481
110,617	Kansai Electric Power Co., Inc. (The)(a)	1,115,691
18,494	Kao Corp.	888,460
95,881	Kawasaki Heavy Industries Ltd.	495,149
123,530	Kawasaki Kisen Kaisha Ltd.	319,999
90,486	KDDI Corp.	2,147,407
26,695	Keikyu Corp.	212,587
27,599	Keio Corp.	213,560
529	Keyence Corp.	284,149
5,276	Kikkoman Corp.	151,442
91,553	Kintetsu Group Holdings Co. Ltd.	325,144
84,330	Kirin Holdings Co. Ltd.	1,117,635
329,417	Kobe Steel Ltd.	600,091
5,712	Koito Manufacturing Co. Ltd.	201,426
62,928	Komatsu Ltd.	1,273,073
38,726	Konica Minolta, Inc.	430,073
5,621	K’s Holdings Corp.	187,883
47,171	Kubota Corp.	739,671
24,825	Kuraray Co. Ltd.	337,306
6,637	Kurita Water Industries Ltd.	173,038
18,656	Kyocera Corp.	977,620
17,949	Kyowa Hakko Kirin Co. Ltd.	263,378
71,408	Kyushu Electric Power Co., Inc.(a)	761,996
3,359	Lawson, Inc.	241,954
22,852	LIXIL Group Corp.	477,969
5,590	Makita Corp.	281,672
266,259	Marubeni Corp.	1,654,913
15,976	Marui Group Co. Ltd.	173,818
30,557	Mazda Motor Corp.	600,952

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
14,245	Medipal Holdings Corp.	$195,338
3,370	MEIJI Holdings Co. Ltd.	386,366
171,653	Mitsubishi Chemical Holdings Corp.	1,071,917
152,879	Mitsubishi Corp.	3,309,376
129,495	Mitsubishi Electric Corp.	1,692,406
36,198	Mitsubishi Estate Co. Ltd.	853,906
41,228	Mitsubishi Gas Chemical Co., Inc.	231,513
238,046	Mitsubishi Heavy Industries Ltd.	1,328,180
146,941	Mitsubishi Materials Corp.	532,902
44,639	Mitsubishi Motors Corp.	412,930
11,834	Mitsubishi Tanabe Pharma Corp.	201,238
1,091,944	Mitsubishi UFJ Financial Group, Inc.	7,809,767
208,113	Mitsui & Co. Ltd.	2,922,486
143,889	Mitsui Chemicals, Inc.	477,346
128,350	Mitsui Engineering & Shipbuilding Co. Ltd.	231,667
32,075	Mitsui Fudosan Co. Ltd.	954,584
80,874	Mitsui Mining & Smelting Co. Ltd.	193,281
160,821	Mitsui OSK Lines Ltd.	568,457
2,142,619	Mizuho Financial Group, Inc.	4,094,735
49,150	MS&AD Insurance Group Holdings, Inc.	1,413,879
5,384	Murata Manufacturing Co. Ltd.	763,487
62,617	Nagoya Railroad Co. Ltd.	248,019
347,143	NEC Corp.	1,166,136
11,063	NGK Insulators Ltd.	249,974
7,211	NGK Spark Plug Co. Ltd.	203,067
14,898	NH Foods Ltd.	325,672
15,360	NHK Spring Co. Ltd.	176,614
32,099	Nichirei Corp.	170,862
5,554	Nidec Corp.	415,842
32,366	Nikon Corp.	460,324
6,115	Nintendo Co. Ltd.	1,038,329
62,222	Nippon Electric Glass Co. Ltd.	357,203
90,933	Nippon Express Co. Ltd.	524,307
18,565	Nippon Paper Industries Co. Ltd.	325,008
219,560	Nippon Sheet Glass Co. Ltd.(a)	223,835
699,938	Nippon Steel & Sumitomo Metal Corp.	1,830,706
48,980	Nippon Telegraph & Telephone Corp.	3,308,718
245,474	Nippon Yusen Kabushiki Kaisha	775,375
56,967	Nishi-Nippon City Bank Ltd. (The)	182,321
249,936	Nissan Motor Co. Ltd.	2,612,768
17,740	Nisshin Seifun Group, Inc.	208,130
11,698	Nisshin Steel Co. Ltd.	156,990
14,759	Nisshinbo Holdings, Inc.	153,794
3,491	Nissin Foods Holdings Co. Ltd.	167,447
2,961	Nitori Holdings Co. Ltd.	228,131
7,230	Nitto Denko Corp.	465,023
6,348	NOK Corp.	201,309
230,077	Nomura Holdings, Inc.	1,486,935
10,412	Nomura Real Estate Holdings, Inc.	212,469
25,459	NSK Ltd.	401,234
48,481	NTN Corp.	265,760
8,954	NTT Data Corp.	402,545
71,883	NTT DoCoMo, Inc.	1,276,438
59,898	Obayashi Corp.	401,923
24,502	Odakyu Electric Railway Co. Ltd.	247,129
86,611	OJI Holdings Corp.	386,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
8,681	Olympus Corp.(a)	$314,829
7,617	OMRON Corp.	351,348
2,532	Ono Pharmaceutical Co. Ltd.	274,422
3,899	Oriental Land Co. Ltd.	264,169
69,496	ORIX Corp.	1,076,964
176,552	Osaka Gas Co. Ltd.	751,235
21,737	Otsuka Holdings Co. Ltd.	689,056
189,888	Panasonic Corp.	2,735,580
9,906	Rakuten, Inc.	173,543
6,222	Recruit Holdings Co. Ltd.	210,052
136,569	Resona Holdings, Inc.	732,317
87,654	Ricoh Co. Ltd.	915,580
4,515	Rohm Co. Ltd.	314,658
3,705	Sankyo Co. Ltd.	140,404
11,884	Santen Pharmaceutical Co. Ltd.	157,003
41,407	Sapporo Holdings Ltd.	162,279
12,765	SBI Holdings, Inc.	170,776
9,034	Secom Co. Ltd.	641,069
13,437	Sega Sammy Holdings, Inc.	188,300
14,195	Seiko Epson Corp.	249,216
15,286	Seino Holdings Co. Ltd.	176,018
30,813	Sekisui Chemical Co. Ltd.	413,260
45,446	Sekisui House Ltd.	708,824
52,195	Seven & I Holdings Co. Ltd.	2,257,116
412,902	Sharp Corp.(a)(b)	897,088
15,654	Shikoku Electric Power Co., Inc.	212,958
1,965	Shimamura Co. Ltd.	196,385
1,485	Shimano, Inc.	212,320
49,525	Shimizu Corp.	357,977
16,718	Shin-Etsu Chemical Co. Ltd.	1,027,500
108,326	Shinsei Bank Ltd.	222,681
11,123	Shionogi & Co. Ltd.	366,677
24,887	Shiseido Co. Ltd.	449,721
32,731	Shizuoka Bank Ltd. (The)	362,128
258,897	Showa Denko K.K.	354,802
37,919	Showa Shell Sekiyu K.K.	366,927
1,316	SMC Corp.	397,868
37,239	SoftBank Corp.	2,335,412
316,931	Sojitz Corp.	622,368
34,997	Sompo Japan Nipponkoa Holdings, Inc.	1,149,312
96,240	Sony Corp.(a)	2,930,949
13,301	Sony Financial Holdings, Inc.	240,078
7,560	Stanley Electric Co. Ltd.	170,759
168,346	Sumitomo Chemical Co. Ltd.	949,558
151,306	Sumitomo Corp.	1,793,495
75,650	Sumitomo Electric Industries Ltd.	1,073,399
48,890	Sumitomo Heavy Industries Ltd.	306,405
37,776	Sumitomo Metal Mining Co. Ltd.	557,943
117,334	Sumitomo Mitsui Financial Group, Inc.	5,139,674
249,794	Sumitomo Mitsui Trust Holdings, Inc.	1,106,925
15,139	Sumitomo Realty & Development Co. Ltd.	587,242
14,108	Sumitomo Rubber Industries Ltd.	261,836
6,454	Suntory Beverage & Food Ltd.	275,591
7,127	Suzuken Co. Ltd.	223,631
27,424	Suzuki Motor Corp.	889,727
65,586	T&D Holdings, Inc.	950,605

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
98,137	Taiheiyo Cement Corp.	$309,984
68,790	Taisei Corp.	399,507
2,394	Taisho Pharmaceutical Holdings Co. Ltd.	168,042
26,544	Takashimaya Co. Ltd.	248,427
46,423	Takeda Pharmaceutical Co. Ltd.	2,388,455
7,145	TDK Corp.	516,456
102,102	Teijin Ltd.	347,251
12,786	Terumo Corp.	330,147
62,336	Tobu Railway Co., Ltd.	297,433
45,318	Tohoku Electric Power Co., Inc.	570,688
50,925	Tokio Marine Holdings, Inc.	2,085,597
74,767	Tokuyama Corp.(a)	167,440
559,613	Tokyo Electric Power Co., Inc.(a)	2,291,388
4,963	Tokyo Electron Ltd.	273,718
165,224	Tokyo Gas Co. Ltd.	956,110
77,326	Tokyu Corp.	516,282
36,086	Tokyu Fudosan Holdings Corp.	268,979
38,601	TonenGeneral Sekiyu K.K.	370,624
50,025	Toppan Printing Co. Ltd.	420,951
94,635	Toray Industries, Inc.	823,618
515,583	Toshiba Corp.	2,073,189
62,904	Tosoh Corp.	338,516
16,678	TOTO Ltd.	236,923
20,444	Toyo Seikan Group Holdings Ltd.	324,931
4,571	Toyo Suisan Kaisha Ltd.	160,044
113,076	Toyobo Co. Ltd.	172,916
7,605	Toyoda Gosei Co. Ltd.	176,732
9,645	Toyota Industries Corp.	549,669
132,296	Toyota Motor Corp.	9,239,826
22,035	Toyota Tsusho Corp.	568,966
185,658	Ube Industries Ltd.	308,732
6,170	Unicharm Corp.	155,500
38,825	UNY Group Holdings Co. Ltd.	219,642
14,234	West Japan Railway Co.	789,906
136,627	Yamada Denki Co. Ltd.(b)	560,574
21,371	Yamaguchi Financial Group, Inc.(b)	268,231
9,744	Yamaha Corp.	177,423
14,729	Yamaha Motor Co. Ltd.	348,440
21,026	Yamato Holdings Co. Ltd.	472,457
15,059	Yamazaki Baking Co. Ltd.	268,915
20,732	Yokohama Rubber Co. Ltd. (The)	223,310

		199,916,253

	Luxembourg—0.3%
206,819	ArcelorMittal SA	2,205,574
9,354	SES SA FDR, Class A	327,551
28,867	Tenaris SA	444,447

		2,977,572

	Netherlands—4.3%
250,668	Aegon NV	1,984,460
13,694	Akzo Nobel NV	1,049,892
4,610	ASML Holding NV	499,578
26,383	Delta Lloyd NV	498,588
12,093	Fugro NV CVA	348,188
2,123	Gemalto NV	197,689
5,410	Heineken Holding NV	377,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands (continued)
8,232	Heineken NV	$649,026
350,288	ING Groep NV CVA(a)	5,414,747
78,558	Koninklijke Ahold NV	1,522,887
42,281	Koninklijke BAM Groep NV(a)	177,241
4,696	Koninklijke Boskalis Westminster NV	244,688
13,627	Koninklijke DSM NV	777,993
366,923	Koninklijke KPN NV	1,360,514
60,971	Koninklijke Philips NV	1,752,776
8,837	NN Group NV(a)	257,559
50,132	PostNL NV(a)	250,935
6,564	Randstad Holding NV	392,037
422,764	Royal Dutch Shell PLC, Class A	13,380,211
265,377	Royal Dutch Shell PLC, Class B	8,541,749
14,742	SBM Offshore NV(a)	190,796
41,375	TNT Express NV	353,284
12,695	Wolters Kluwer NV(b)	411,398

		40,633,546

	New Zealand—0.1%
48,081	Fletcher Building Ltd.	304,200
173,824	Spark New Zealand Ltd.	393,052

		697,252

	Norway—0.9%
65,101	DNB ASA(b)	1,157,658
11,465	Gjensidige Forsikring ASA(b)	199,464
19,250	Marine Harvest ASA	235,149
88,007	Norsk Hydro ASA(b)	415,655
57,923	Orkla ASA	454,283
47,680	Petroleum Geo-Services ASA(b)	315,610
72,895	Seadrill Ltd.(b)	923,340
150,843	Statoil ASA	3,182,806
82,351	Storebrand ASA(a)	291,351
45,304	Telenor ASA	1,023,857
9,759	Yara International ASA	500,415

		8,699,588

	Portugal—0.2%
2,679,749	Banco Comercial Portugues SA(a)	267,549
263,649	EDP-Energias de Portugal SA	1,055,282
31,737	Galp Energia SGPS SA	433,512
16,562	Jeronimo Martins SGPS SA	241,725
359,880	Portugal Telecom SGPS SA	231,070

		2,229,138

	Singapore—0.9%
91,000	Ascendas REIT	169,695
129,378	CapitaLand Ltd.	360,428
114,425	CapitaMall Trust REIT	189,189
25,211	City Developments Ltd.	203,089
90,614	ComfortDelGro Corp. Ltd.	210,022
86,701	DBS Group Holdings Ltd.	1,380,487
103,847	Global Logistic Properties Ltd.	215,605
388,637	Hutchison Port Holdings Trust	262,330
5,835	Jardine Cycle & Carriage Ltd.	178,017
100,590	Keppel Corp. Ltd.	662,221
105,626	Oversea-Chinese Banking Corp. Ltd.	851,675
75,709	SembCorp Industries Ltd.	258,356

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
68,495	SembCorp Marine Ltd.	$153,584
43,851	Singapore Airlines Ltd.	403,897
79,950	Singapore Press Holdings Ltd.	252,909
66,428	Singapore Technologies Engineering Ltd.	181,548
373,207	Singapore Telecommunications Ltd.	1,248,203
60,029	United Overseas Bank Ltd.	1,109,894
131,613	Wilmar International Ltd.	323,928

		8,615,077

	South Africa—0.1%
27,598	Investec PLC	265,070
16,828	Mondi PLC	342,134

		607,204

	South Korea—3.7%
14,481	BNK Financial Group, Inc.	216,810
1,379	CJ Corp.	245,699
4,172	Daelim Industrial Co. Ltd.	323,019
13,121	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	222,151
8,330	Doosan Heavy Industries & Construction Co. Ltd.	237,001
18,530	Doosan Infracore Co. Ltd.(a)	205,697
1,284	E-Mart Co. Ltd.	265,304
5,781	GS Holdings Corp.	270,715
23,339	Hana Financial Group, Inc.	690,155
4,192	Hankook Tire Co. Ltd.	176,361
6,578	Hanwha Corp.	259,254
3,563	Hyosung Corp.	395,520
6,170	Hyundai Engineering & Construction Co. Ltd.	298,716
8,491	Hyundai Heavy Industries Co. Ltd.(a)	1,108,899
3,715	Hyundai Mobis Co. Ltd.	819,587
16,829	Hyundai Motor Co.	2,653,079
6,263	Hyundai Steel Co.	459,793
28,440	Industrial Bank of Korea	392,642
24,513	KB Financial Group, Inc.	936,387
23,544	Kia Motors Corp.	1,089,349
24,500	Korea Electric Power Corp.	1,070,732
6,291	Korea Gas Corp.	272,004
415	Korea Zinc Co. Ltd.	184,853
4,751	Korean Air Lines Co. Ltd.(a)	202,981
22,449	KT Corp.(a)	666,978
5,917	KT&G Corp.	524,913
3,280	LG Chem Ltd.	835,299
6,112	LG Corp.	380,290
21,512	LG Display Co. Ltd.	599,005
16,351	LG Electronics, Inc.	921,269
4,547	LG International Corp.	174,542
18,799	LG Uplus Corp.	188,516
1,322	Lotte Chemical Corp.	309,535
1,168	Lotte Shopping Co. Ltd.	282,194
2,119	OCI Co. Ltd.	197,075
6,347	POSCO	1,492,019
10,269	Samsung C&T Corp.	547,935
3,958	Samsung Electro-Mechanics Co. Ltd.	249,221
5,854	Samsung Electronics Co. Ltd.	7,699,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
2,235	Samsung Fire & Marine Insurance Co. Ltd.	$588,981
23,943	Samsung Heavy Industries Co. Ltd.	405,378
4,517	Samsung Life Insurance Co. Ltd.	442,430
2,292	Samsung SDI Co. Ltd.	256,567
23,805	Shinhan Financial Group Co. Ltd.	981,512
1,012	SK C&C Co. Ltd.	240,256
2,093	SK Holdings Co. Ltd.	361,199
15,536	SK Hynix, Inc.	668,831
11,844	SK Innovation Co. Ltd.(a)	1,303,724
26,736	SK Networks Co. Ltd.	198,275
2,236	SK Telecom Co. Ltd.	598,631
5,117	S-Oil Corp.	350,362
46,292	Woori Bank	464,215

		34,925,617

	Spain—4.5%
62,760	Abengoa SA, Class B	203,874
22,096	Abertis Infraestructuras SA	407,668
3,586	Acciona SA(a)	272,038
21,243	ACS Actividades de Construccion y Servicios SA	750,416
9,490	Amadeus IT Holding SA, Class A	434,187
488,863	Banco Bilbao Vizcaya Argentaria SA	4,930,158
257,369	Banco de Sabadell SA(a)	691,282
169,895	Banco Popular Espanol SA	888,674
1,735,465	Banco Santander SA	13,138,225
305,919	Bankia SA(a)	427,469
31,010	Bankinter SA	235,385
175,628	CaixaBank SA	882,845
45,613	Distribuidora Internacional de Alimentacion SA	366,777
9,811	Enagas SA	302,492
49,471	Endesa SA	983,135
29,128	Ferrovial SA	662,579
19,284	Fomento de Construcciones y Contratas SA(a)	247,852
13,179	Gamesa Corp. Tecnologica SA(a)	177,508
26,151	Gas Natural SDG SA	643,358
426,083	Iberdrola SA	2,853,702
22,694	Inditex SA	729,198
14,419	Indra Sistemas SA	170,620
121,436	Mapfre SA	452,042
4,426	Red Electrica Corp. SA	372,016
165,786	Repsol SA	3,420,982
535,664	Telefonica SA	8,187,250

		42,831,732

	Sweden—2.0%
12,792	Alfa Laval AB	238,672
6,798	Assa Abloy AB, Class B	394,756
18,120	Atlas Copco AB, Class A	565,277
11,429	Atlas Copco AB, Class B(b)	318,082
18,484	Boliden AB	402,647
13,186	Electrolux AB, Series B	395,248
8,381	Getinge AB, Class B	203,946
29,644	Hennes & Mauritz AB, Class B(b)	1,179,675
5,141	Hexagon AB, Class B	190,732

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
19,339	Husqvarna AB, Class B	$143,242
9,260	Industrivarden AB, Class A	198,389
7,846	Industrivarden AB, Class C	163,303
9,983	Meda AB, Class A	167,731
364	NCC AB, Class A	11,979
6,688	NCC AB, Class B	219,293
185,103	Nordea Bank AB	2,354,145
67,581	Sandvik AB	849,785
22,220	Securitas AB, Class B	332,089
75,999	Skandinaviska Enskilda Banken AB, Class A	962,917
26,197	Skanska AB, Class B	583,525
20,666	SKF AB, Class B	504,873
19,313	SSAB AB, Class A(a)	116,798
15,582	SSAB AB, Class B(a)	80,967
33,029	Svenska Cellulosa (SCA) AB, Class B	836,172
22,677	Svenska Handelsbanken AB, Class A	1,046,629
50,993	Swedbank AB, Class A	1,187,141
6,785	Swedish Match AB	208,660
31,466	Tele2 AB, Class B	419,780
158,579	Telefonaktiebolaget LM Ericsson, Class B	1,736,700
187,345	TeliaSonera AB	1,166,650
9,526	Trelleborg AB, Class B(b)	186,405
110,509	Volvo AB, Class B	1,519,270

		18,885,478

	Switzerland—5.6%
119,541	ABB Ltd.	2,625,845
1,304	Actelion Ltd.	172,586
9,673	Adecco SA	791,887
3,257	Aryzta AG	220,053
3,490	Baloise Holding AG(a)	455,574
2	Chocoladefabriken Lindt & Sprungli AG	128,648
15	Chocoladefabriken Lindt & Sprungli AG NVTG	82,293
15,940	Clariant AG	350,479
13,316	Coca-Cola HBC AG	282,190
11,973	Compagnie Financiere Richemont SA	1,068,995
137,088	Credit Suisse Group AG	3,628,757
793	Geberit AG	282,108
222	Givaudan SA	417,509
987,445	Glencore PLC	4,707,907
449	Helvetia Holding AG	255,435
13,412	Holcim Ltd.	1,082,236
6,443	Julius Baer Group Ltd.	339,583
2,019	Kuehne + Nagel International AG	302,990
1,959	Lonza Group AG	278,304
114,917	Nestle SA	8,941,669
68,915	Novartis AG	7,109,227
20,724	Roche Holding AG	5,959,062
1,185	Schindler Holding AG-PC NVTG	201,358
552	Schindler Holding AG	91,971
193	SGS SA	374,917
78	Sika AG	268,575
45,727	STMicroelectronics NV	364,824
1,301	Sulzer AG	146,083
1,475	Swatch Group AG (The)	130,119
977	Swatch Group AG (The)-BR	438,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
3,105	Swiss Life Holding AG	$738,055
28,966	Swiss Re AG	2,569,190
1,163	Swisscom AG	691,420
3,468	Syngenta AG	1,163,773
150,332	UBS Group AG	3,026,216
13,225	Zurich Insurance Group AG	4,087,907

		53,776,138

	United Kingdom—16.0%
37,067	3i Group PLC	288,516
23,156	Aberdeen Asset Management PLC	169,064
9,291	Admiral Group PLC	222,450
7,978	Aggreko PLC	202,416
20,953	Amec Foster Wheeler PLC	295,592
34,507	Amlin PLC	243,295
134,526	Anglo American PLC	2,284,398
33,750	Antofagasta PLC	405,327
9,274	Ashtead Group PLC	160,475
8,989	Associated British Foods PLC	394,662
68,539	AstraZeneca PLC	4,736,042
289,818	Aviva PLC	2,347,141
197,951	BAE Systems PLC	1,545,342
97,602	Balfour Beatty PLC	363,875
1,453,601	Barclays PLC	5,702,945
26,209	Barratt Developments PLC	209,237
4,432	Berkeley Group Holdings PLC (The)	171,566
171,831	BG Group PLC	3,122,524
70,415	Booker Group PLC	156,688
2,377,928	BP PLC	17,178,772
70,416	British American Tobacco PLC	3,887,508
33,432	British Land Co. PLC (The) REIT	427,710
324,345	BT Group PLC	2,271,627
10,768	Bunzl PLC	304,313
9,211	Burberry Group PLC	246,863
189,489	Cable & Wireless Communications PLC	196,267
18,810	Capita PLC	330,688
43,033	Carillion PLC	215,851
25,073	Catlin Group Ltd.	269,129
568,560	Centrica PLC	2,231,518
119,786	CNH Industrial NV	1,055,689
44,670	Cobham PLC	203,880
61,522	Compass Group PLC	1,093,873
123,538	Debenhams PLC	170,388
71,052	Diageo PLC	1,977,961
108,207	Direct Line Insurance Group PLC	530,622
38,991	Drax Group PLC	239,857
38,039	DS Smith PLC	204,481
7,430	easyJet PLC	207,009
54,190	Evraz PLC	157,975
26,609	Experian PLC	477,611
144,975	Fiat Chrysler Automobiles NV(a)	2,168,730
105,542	FirstGroup PLC(a)	161,462
97,529	G4S PLC	439,142
69,310	GKN PLC	374,177
254,751	GlaxoSmithKline PLC	5,929,094
13,417	Greene King PLC	171,237
30,999	Hammerson PLC REIT	318,696

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
71,401	Hays PLC	$168,758
100,429	Home Retail Group PLC	257,584
1,550,248	HSBC Holdings PLC	15,439,967
29,720	ICAP PLC	254,166
10,208	IMI PLC	196,403
43,707	Imperial Tobacco Group PLC	2,143,962
27,045	Inchcape PLC	345,791
28,787	Informa PLC	246,408
14,503	Inmarsat PLC	224,212
7,594	InterContinental Hotels Group PLC	327,229
22,646	Intermediate Capital Group PLC	183,577
49,700	International Consolidated Airlines Group SA(a)	416,252
4,851	Intertek Group PLC	194,719
38,985	Intu Properties PLC REIT	205,492
84,503	ITV PLC	329,325
237,668	J Sainsbury PLC	993,808
23,103	John Wood Group PLC	244,797
9,928	Johnson Matthey PLC	510,342
50,623	KAZ Minerals PLC(a)	203,122
166,347	Kingfisher PLC	898,041
84,757	Ladbrokes PLC	133,637
19,475	Lancashire Holdings Ltd.	191,541
33,659	Land Securities Group PLC REIT	646,051
400,145	Legal & General Group PLC	1,598,799
3,885,201	Lloyds Banking Group PLC	4,620,036
4,301	London Stock Exchange Group PLC	168,478
139,489	Man Group PLC	413,285
109,565	Marks & Spencer Group PLC	931,950
31,316	Meggitt PLC	255,062
46,241	Melrose Industries PLC	188,667
218,096	National Grid PLC	2,946,048
3,278	Next PLC	370,254
358,272	Old Mutual PLC	1,293,299
39,013	Pearson PLC	791,383
17,327	Pennon Group PLC	228,462
6,311	Persimmon PLC	164,873
20,286	Petrofac Ltd.	272,465
16,810	Phoenix Group Holdings	217,899
4,239	Provident Financial PLC	196,406
107,903	Prudential PLC	2,701,206
17,510	Reckitt Benckiser Group PLC	1,567,689
20,454	Reed Elsevier NV(b)	493,576
28,392	Reed Elsevier PLC	472,092
78,762	Rentokil Initial PLC	162,553
48,132	Rexam PLC	428,638
26,400	Rio Tinto Ltd.	1,190,034
76,899	Rio Tinto PLC	3,409,335
78,048	Rolls-Royce Holdings PLC	1,254,575
11,004,768	Rolls-Royce Holdings PLC-Entitlement(a)	16,912
201,364	Royal Bank of Scotland Group PLC(a)	1,047,475
48,316	Royal Mail PLC	347,265
94,621	RSA Insurance Group PLC	621,768
24,432	SABMiller PLC	1,300,214
38,715	Sage Group PLC (The)	289,147
36,972	Segro PLC REIT	243,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
94,649	Serco Group PLC	$194,324
13,340	Severn Trent PLC	435,630
33,675	Sky PLC	557,348
22,185	Smith & Nephew PLC	380,817
21,805	Smiths Group PLC	383,676
85,360	SSE PLC	2,029,308
14,152	St. James’s Place PLC	194,102
198,755	Standard Chartered PLC	3,268,173
132,342	Standard Life PLC	951,599
29,352	Subsea 7 SA	325,830
33,893	Tate & Lyle PLC	310,687
82,383	Taylor Wimpey PLC	210,413
1,124,733	Tesco PLC	3,819,838
202,646	Thomas Cook Group PLC(a)	448,128
9,916	Travis Perkins PLC	316,654
52,066	Tullow Oil PLC	331,171
55,190	Unilever NV CVA	2,415,903
42,736	Unilever PLC	1,882,232
33,526	United Utilities Group PLC	500,270
2,506,389	Vodafone Group PLC	8,880,078
8,657	Weir Group PLC (The)	250,109
3,683	Whitbread PLC	297,425
32,372	William Hill PLC	179,689
354,940	WM Morrison Supermarkets PLC	1,018,908
12,635	Wolseley PLC	751,820
47,969	WPP PLC	1,124,912

		152,881,502

	United States—0.3%
7,094	Carnival PLC	325,852
6,592	Catamaran Corp.(a)	389,887
6,344	QIAGEN NV(a)	153,656
17,636	Thomson Reuters Corp.	721,747
68,205	Transocean Ltd.(b)	1,217,921
1,620	Valeant Pharmaceuticals International, Inc.(a)	349,920

		3,158,983

	Total Common Stocks and Other Equity Interests (Cost $888,939,614)	952,385,994

	Rights—0.0%
	Italy—0.0%
66,749	UnipolSai SpA, Class A, expiring 05/15/15(a)	0
66,749	UnipolSai SpA, Class B, expiring 05/15/15(a)	0

	Total Rights (Cost $0)	0

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $888,939,614)—99.9%	952,385,994

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.8%
36,052,074	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $36,052,074)	$36,052,074

	Total Investments (Cost $924,991,688)—103.7%	988,438,068
	Other assets less liabilities—(3.7)%	(35,515,213)

	Net Assets—100.0%	$952,922,855

Investment Abbreviations:

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

NVTG—Non-voting Shares

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$34,271,588	$(34,271,588)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Industrials	23.9
Consumer Discretionary	18.5
Financials	16.8
Materials	11.7
Information Technology	8.9
Consumer Staples	7.1
Energy	4.9
Health Care	4.9
Utilities	1.9
Telecommunication Services	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—5.8%
17,302	Abacus Property Group REIT	$40,259
35,241	Adelaide Brighton Ltd.	125,639
36,099	ALS Ltd.	150,053
63,335	Alumina Ltd.	77,181
4,760	Ansell Ltd.	97,954
38,657	APN News & Media Ltd.(a)	28,661
35,156	Ardent Leisure Group	55,043
10,800	Aristocrat Leisure Ltd.	70,874
365,569	Atlas Iron Ltd.	34,601
125,673	AusNet Services	146,209
19,522	Automotive Holdings Group Ltd.(a)	65,749
19,828	Aveo Group	43,321
43,236	AWE Ltd.(a)	48,937
115,084	Beach Energy Ltd.	100,757
7,452	Bega Cheese Ltd.	28,390
30,574	Bradken Ltd.	55,224
6,439	Breville Group Ltd.	39,106
17,612	BWP Trust REIT	42,230
11,063	Cabcharge Australia Ltd.	39,529
16,944	Cardno Ltd.	46,241
5,327	carsales.com Ltd.	39,664
30,821	Challenger Ltd.	171,872
10,131	Charter Hall Group REIT	40,993
19,146	Charter Hall Retail REIT	65,087
1,749	Cochlear Ltd.	115,370
69,807	Cromwell Property Group REIT	60,842
42,809	CSR Ltd.	123,244
16,118	Dick Smith Holdings Ltd.	26,570
14,014	DuluxGroup Ltd.	69,969

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
46,189	Echo Entertainment Group Ltd.	$165,399
173,788	Fairfax Media Ltd.	143,244
54,637	Federation Centres REIT	127,130
10,892	FlexiGroup Ltd.	29,296
3,040	Flight Centre Travel Group Ltd.	104,136
18,101	Genworth Mortgage Insurance Australia Ltd.	47,971
15,873	GrainCorp Ltd., Class A	124,072
7,437	GUD Holdings Ltd.	46,576
17,072	GWA Group Ltd.	33,664
32,208	Harvey Norman Holdings Ltd.	111,778
27,438	Healthscope Ltd.	61,462
8,138	iiNET Ltd.	63,803
32,491	Investa Office Fund REIT	95,333
3,957	Invocare Ltd.	41,854
12,644	IOOF Holdings Ltd.	100,527
4,964	IRESS Ltd.	40,759
9,458	JB Hi-Fi Ltd.	146,141
4,573	M2 Group Ltd.	39,604
12,936	Mineral Resources Ltd.	66,321
47,473	MMA Offshore Ltd.	26,211
96,000	MMG Ltd.	41,243
15,154	Monadelphous Group Ltd.	118,571
257,015	Mount Gibson Iron Ltd.	41,558
116,846	Myer Holdings Ltd.	127,184
16,998	Navitas Ltd.	62,075
10,006	nib holdings Ltd.	28,807
52,506	Nine Entertainment Co. Holdings Ltd.	96,081
13,889	Nufarm Ltd.	79,862
29,204	OceanaGold Corp.	55,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
22,348	Oil Search Ltd.	$142,602
77,507	Orora Ltd.	135,105
8,879	Pact Group Holdings Ltd.	28,854
81,781	PanAust Ltd.	112,561
1,608	Perpetual Ltd.	68,692
4,641	Platinum Asset Management Ltd.	27,674
6,439	Premier Investments Ltd.	65,008
47,728	Primary Health Care Ltd.	186,721
24,156	Qube Holdings Ltd.	53,158
2,911	Ramsay Health Care Ltd.	143,710
8,387	Recall Holdings Ltd.	48,291
124,206	Resolute Mining Ltd.(a)	32,819
14,366	SAI Global Ltd.	44,758
5,764	Seek Ltd.	73,878
14,647	Seven Group Holdings Ltd.	85,029
102,935	Seven West Media Ltd.	102,705
21,957	Shopping Centres Australasia Property Group REIT	36,889
68,570	Sigma Pharmaceuticals Ltd.	47,054
47,509	SKILLED Group Ltd.	48,527
60,760	Southern Cross Media Group Ltd.	51,279
39,680	Spotless Group Holdings Ltd.	71,359
61,584	STW Communications Group Ltd.	31,330
8,483	Super Retail Group Ltd.	66,107
39,919	Sydney Airport	169,710
243,319	Ten Network Holdings Ltd.(a)	39,343
4,952	TPG Telecom Ltd.	34,919
78,514	Transfield Services Ltd.(a)	89,486
181,282	Transpacific Industries Group Ltd.	109,384
40,566	Treasury Wine Estates Ltd.	178,220
36,817	UGL Ltd.	50,674
6,233	Village Roadshow Ltd.	27,679
112,977	Virgin Australia Airlines Services(a)	0
10,965	Western Areas Ltd.	31,914
70,187	Whitehaven Coal Ltd.(a)	91,344

		6,842,468

	Austria—0.9%
765	ams AG	41,847
1,989	BUWOG AG	40,318
4,847	CA Immobilien Anlagen AG	88,259
3,417	Conwert Immobilien Invest SE	43,228
644	Flughafen Wien AG	57,731
877	Lenzing AG	59,504
2,497	Oesterreichische Post AG	121,280
1,436	RHI AG	41,338
614	Schoeller-Bleckmann Oilfield Equipment AG	43,345
10,421	Telekom Austria AG	77,350
8,927	UNIQA Insurance Group AG	87,928
6,250	Verbund AG	106,137
3,436	Vienna Insurance Group AG Wiener Versicherung Gruppe	136,836
6,918	Wienerberger AG	112,365
1,802	Zumtobel AG	49,360

		1,106,826

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Belgium—1.3%
1,008	Ackermans & van Haaren NV	$123,117
737	Barco NV	49,716
974	Befimmo SA REIT	67,253
5,042	Bekaert SA NV	146,923
3,366	bpost SA	96,463
384	Cie d’Entreprises CFE	41,545
1,152	Cofinimmo SA REIT	126,983
1,662	D’Ieteren SA/NV	64,838
3,664	Econocom Group SA/NV	32,037
1,839	Elia Group SA/NV	81,480
2,655	Euronav SA(a)	36,653
840	EVS Broadcast Equipment SA	32,751
1,122	Fagron	49,517
619	Gimv NV	28,820
5,440	Mobistar SA(a)	103,628
37,595	Nyrstar NV(a)	147,445
2,361	Ontex Group NV(a)	70,175
2,717	Telenet Group Holding NV(a)	163,004
2,159	Tessenderlo Chemie NV(a)	71,005
495	Warehouses De Pauw SCA REIT	39,260

		1,572,613

	Cambodia—0.0%
59,395	NagaCorp Ltd.	42,835

	Canada—8.8%
7,830	Advantage Oil & Gas Ltd.(a)	48,289
10,291	Aecon Group, Inc.	111,385
19,944	AGF Management Ltd., Class B	127,115
12,492	Aimia, Inc.	138,198
8,966	Alamos Gold, Inc.	61,735
6,647	Algonquin Power & Utilities Corp.	53,944
3,659	Allied Properties Real Estate Investment Trust REIT	120,834
11,079	Artis Real Estate Investment Trust REIT	136,104
66,557	Athabasca Oil Corp.(a)	121,437
3,921	ATS Automation Tooling Systems, Inc.(a)	43,087
17,948	AuRico Gold, Inc.	62,383
51,381	B2Gold Corp.(a)	80,173
20,291	Bankers Petroleum Ltd.(a)	60,140
12,003	Bellatrix Exploration Ltd.(a)	37,557
6,619	Birchcliff Energy Ltd.(a)	47,651
3,168	Black Diamond Group Ltd.(b)	44,280
3,003	Boardwalk Real Estate Investment Trust REIT	150,640
1,511	Bonterra Energy Corp.(b)	48,115
12,115	CAE, Inc.	149,731
8,471	Calfrac Well Services Ltd.(b)	70,216
11,692	Canaccord Genuity Group, Inc.	66,894
3,761	Canadian Real Estate Investment Trust REIT	141,622
6,853	Canadian Apartment Properties REIT	165,038
7,102	Canadian Energy Services & Technology Corp.	35,708
5,122	Canadian Western Bank(b)	132,654
24,719	Canexus Corp.(b)	40,816
3,824	Canfor Corp.(a)	75,486
68,761	Capstone Mining Corp.(a)	95,371
6,718	Cascades, Inc.	38,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
852	CCL Industries, Inc., Class B	$97,569
18,427	Centerra Gold, Inc.	94,930
9,488	Chartwell Retirement Residences	94,860
3,090	Cineplex, Inc.	123,217
570	Cogeco Cable, Inc.	32,522
172	Constellation Software, Inc.	67,167
6,968	Corus Entertainment, Inc., Class B	106,713
10,543	Cott Corp.	91,569
14,719	Crew Energy, Inc.(a)	65,013
7,681	Detour Gold Corp.(a)(b)	80,853
3,897	DH Corp.	136,029
1,760	Dollarama, Inc.	100,667
4,341	Dominion Diamond Corp.	85,225
1,460	Dorel Industries, Inc., Class B	42,791
3,407	Dream Unlimited Corp., Class A(a)	26,637
4,982	Dundee Corp., Class A(a)	47,794
4,770	Element Financial Corp.(a)	68,129
2,004	Emera, Inc.	67,272
4,417	Enerflex Ltd.	59,003
17,165	Ensign Energy Services, Inc.	136,328
13,452	Extendicare, Inc.(b)	87,514
5,476	First Capital Realty, Inc. REIT	90,419
7,485	First Majestic Silver Corp.(a)(b)	36,336
1,008	FirstService Corp.	65,727
3,006	Franco-Nevada Corp.	155,456
3,869	Genworth MI Canada, Inc.(b)	112,277
4,378	Gildan Activewear, Inc.	138,217
2,495	Granite Real Estate Investment Trust REIT	86,184
1,905	Great Canadian Gaming Corp.(a)	37,196
2,867	Home Capital Group, Inc.	112,715
11,245	HudBay Minerals, Inc.	110,756
7,464	Hudson’s Bay Co.	162,498
4,896	Innergex Renewable Energy, Inc.	45,352
8,776	InnVest Real Estate Investment Trust REIT	40,937
3,037	Jean Coutu Group (PJC), Inc. (The), Class A	58,872
30,879	Just Energy Group, Inc.(b)	165,198
3,024	Laurentian Bank of Canada	120,561
1,720	Linamar Corp.	101,759
969	MacDonald Dettwiler & Associates Ltd.	76,624
7,524	Major Drilling Group International, Inc.	40,190
6,015	Manitoba Telecom Services, Inc.(b)	128,966
5,734	Maple Leaf Foods, Inc.	109,591
6,270	Martinrea International, Inc.	62,376
8,986	MEG Energy Corp.(a)	172,635
6,802	Mullen Group Ltd.(b)	117,480
12,891	Nevsun Resources Ltd.	50,659
42,037	New Gold, Inc.(a)	140,557
1,501	Norbord, Inc.	30,163
3,390	North West Co., Inc. (The)	69,297
2,800	Northern Property Real Estate Investment Trust REIT	58,023
5,799	Northland Power, Inc.(b)	82,586
6,024	Nuvista Energy Ltd.(a)	44,462
1,589	Open Text Corp.	79,971
12,277	Pan American Silver Corp.	117,069
6,824	Parkland Fuel Corp.(b)	148,396

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
3,061	Pason Systems, Inc.	$54,890
4,170	Peyto Exploration & Development Corp.	120,736
28,938	Precision Drilling Corp.	209,763
10,885	Primero Mining Corp.(a)	39,990
5,988	Progressive Waste Solutions Ltd.	172,385
2,529	Ritchie Bros Auctioneers, Inc.(b)	63,744
6,938	RONA, Inc.	90,960
6,999	Russel Metals, Inc.(b)	159,482
2,798	Secure Energy Services, Inc.	39,409
12,978	SEMAFO, Inc.(a)	39,751
3,278	ShawCor Ltd.	110,552
57,041	Sherritt International Corp.	117,732
739	Sierra Wireless, Inc.(a)	25,863
6,906	Silver Standard Resources, Inc.(a)	37,402
2,850	Stantec, Inc.	76,682
875	Stella-Jones, Inc.	31,417
12,670	Superior Plus Corp.(b)	145,084
16,048	Surge Energy, Inc.(b)	58,164
906	TMX Group Ltd.	40,219
4,825	TORC Oil & Gas Ltd.	41,827
3,010	Toromont Industries Ltd.	78,055
4,240	Tourmaline Oil Corp.(a)	145,761
6,027	Transcontinental, Inc., Class A	92,451
5,771	TransForce, Inc.	129,833
29,598	Trican Well Service Ltd.	124,623
6,594	Trilogy Energy Corp.	50,139
23,269	Trinidad Drilling Ltd.	97,398
25,398	Turquoise Hill Resources Ltd.(a)	106,100
11,134	Veresen, Inc.(b)	166,746
1,898	West Fraser Timber Co. Ltd.	97,278
2,571	Westshore Terminals Investment Corp.	67,732
5,321	Whitecap Resources, Inc.(b)	65,675
3,169	WSP Global, Inc.	112,501

		10,397,078

	China—1.1%
13,327	AAC Technologies Holdings, Inc.	70,752
30,071	China Gold International Resources Corp. Ltd.(a)	50,149
375,732	China Huarong Energy Co. Ltd.(a)	50,413
137,202	China Travel International Investment Hong Kong Ltd.	61,245
166,207	FIH Mobile Ltd.(a)	88,774
209,686	Honghua Group Ltd.	28,946
26,172	Minth Group Ltd.	65,707
127,125	Parkson Retail Group Ltd.	32,310
1,621,322	Semiconductor Manufacturing International Corp.(a)	179,888
283,788	Shougang Fushan Resources Group Ltd.	72,859
200,188	Shui On Land Ltd.	64,825
109,274	Sun Art Retail Group Ltd.	112,641
68,823	Tingyi Cayman Islands Holding Corp.	145,439
59,871	Uni-President China Holdings Ltd.	48,430
159,012	Yangzijiang Shipbuilding Holdings Ltd.	175,873
70,237	Yingde Gases Group Co. Ltd.	61,528

		1,309,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Colombia—0.2%
41,362	Gran Tierra Energy, Inc.(a)	$154,008
5,853	Parex Resources, Inc.(a)	46,776

		200,784

	Denmark—1.3%
4,870	Alm. Brand A/S	31,955
1,642	Chr. Hansen Holding A/S	79,511
1,427	Coloplast A/S, Class B	116,560
1,147	D/S Norden A/S(a)	23,043
414	Dfds A/S	46,373
3,318	GN Store Nord A/S	71,591
4,189	H. Lundbeck A/S(a)	81,390
1,677	Matas A/S	39,659
1,969	NKT Holding A/S	125,058
3,405	Novozymes A/S, Class B	157,366
1,926	Pandora A/S	199,396
418	Rockwool International A/S, Class B	55,357
229	Royal Unibrew A/S	43,875
861	SimCorp A/S	29,734
3,845	Sydbank A/S	144,505
3,030	Topdanmark A/S(a)	90,809
967	Tryg A/S	104,904
699	William Demant Holding(a)	57,410

		1,498,496

	Faroe Islands—0.0%
1,444	Bakkafrost P/F	33,918

	Finland—1.5%
6,324	Amer Sports Oyj	158,593
3,573	Cargotec Oyj, Class B	144,494
5,073	Caverion Corp.	49,967
11,052	Citycon Oyj	35,840
2,394	Cramo Oyj	44,665
5,533	Huhtamaki Oyj	177,134
7,747	Kemira Oyj	90,889
4,060	Konecranes Oyj	132,116
10,895	Metsa Board Oyj, Class B	64,460
16,897	Outokumpu Oyj(a)	102,433
23,270	Outotec Oyj(b)	162,970
4,552	Ramirent Oyj	35,042
8,812	Sanoma Oyj	46,350
13,735	Sponda Oyj	59,962
4,125	Tieto Oyj	99,102
2,198	Uponor Oyj	33,915
10,117	Valmet OYJ	117,221
25,492	YIT Oyj	181,388

		1,736,541

	France—3.4%
1,321	Aeroports de Paris	162,605
997	Alten SA	48,693
7,565	Altran Technologies SA	82,337
568	bioMerieux	61,165
24,656	Bollore SA	140,987
2,033	Bourbon SA(b)	39,980
4,458	Coface SA(a)	55,499
2,192	Dassault Systemes	168,990

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
18,718	Derichebourg SA(a)	$58,456
2,777	Elior Participations SCA(c)	52,122
651	Eramet(a)	53,515
7,284	Etablissements Maurel et Prom(a)	68,153
455	Euler Hermes Group	49,710
144	Eurofins Scientific SE	40,614
718	Groupe Fnac SA(a)	43,156
11,628	Havas SA	96,941
386	Hermes International	145,785
459	Iliad SA	108,190
2,141	Imerys SA(b)	162,947
756	Ingenico	94,964
1,469	Ipsen SA	84,395
3,349	Ipsos	98,697
2,608	JCDecaux SA	103,131
1,240	Korian-Medica	42,254
2,501	Mercialys SA REIT	62,019
6,803	Metropole Television SA	141,790
2,903	Nexity SA	127,418
533	Numericable-SFR SAS(a)	29,567
1,526	Orpea	100,460
2,925	Plastic Omnium SA	81,629
3,771	Rallye SA	140,860
1,158	Remy Cointreau SA	87,186
2,452	Rubis SCA	166,586
1,936	Saft Groupe SA	77,230
2,102	SEB SA	194,838
990	Societe BIC SA	169,231
8,215	Societe Television Francaise 1(b)	143,741
115,528	Solocal Group(a)	64,727
599	Sopra Steria Group	52,878
1,852	Tarkett SA	49,848
7,657	Ubisoft Entertainment SA(a)	141,013
1,200	Vicat	86,354
120	Virbac SA	31,210

		4,011,871

	Georgia—0.0%
1,462	Bank of Georgia Holdings PLC	40,351

	Germany—3.7%
2,521	Aareal Bank AG	109,041
5,652	Aixtron SE(a)(b)	37,538
4,035	alstria office REIT-AG REIT	57,241
1,098	Aurelius AG	52,887
2,414	Axel Springer SE	135,102
2,179	BayWa AG	81,918
673	Bechtle AG	49,629
62	Biotest AG	4,933
202	Biotest AG (Preference Shares)	16,976
5,211	Celesio AG	154,738
2,040	Deutsche Euroshop AG	101,872
12,107	Deutz AG	58,743
957	Dialog Semiconductor PLC(a)	43,495
2,622	DIC Asset AG	26,481
2,772	DMG MORI SEIKI AG	97,518
303	Draegerwerk AG & Co. KGaA	26,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
565	Draegerwerk AG & Co. KGaA (Preference Shares)	$65,432
1,476	Drillisch AG	68,423
419	Duerr AG	43,120
1,358	ElringKlinger AG	37,502
812	Fielmann AG	55,394
2,685	Fraport AG Frankfurt Airport Services Worldwide	170,321
1,131	FUCHS PETROLUB SE	42,494
2,253	FUCHS PETROLUB SE (Preference
	Shares)	95,569
1,646	Gerresheimer AG	93,494
1,067	Gerry Weber International AG	35,038
2,071	Grand City Properties SA(a)	39,219
1,716	Hamburger Hafen und Logistik AG, Class A	37,823
48,447	Heidelberger Druckmaschinen AG(a)(b)	130,452
1,545	Indus Holding AG	81,118
2,194	Jenoptik AG	26,675
1,078	Jungheinrich AG (Preference Shares)	76,669
468	Kabel Deutschland Holding AG(a)	62,930
2,969	KION Group AG	133,043
684	Krones AG	75,695
614	KUKA AG	43,882
1,543	LEG Immobilien AG(a)	119,889
2,454	Nordex SE(a)	53,333
1,146	Norma Group SE	61,106
731	Pfeiffer Vacuum Technology AG	68,290
174	Puma SE	35,456
89	Rational AG	31,370
1,563	Rheinmetall AG	80,592
5,014	RHOEN KLINIKUM AG	138,860
224	Sartorius AG (Preference Shares)	37,073
3,508	SGL Carbon SE(a)(b)	57,214
1,310	Sixt SE	62,974
1,615	Sixt SE (Preference Shares)	59,539
3,228	SMA Solar Technology AG(a)(b)	48,379
3,313	Software AG	96,262
4,998	STADA Arzneimittel AG	183,893
859	Stroeer Media Se	31,928
4,445	TAG Immobilien AG	56,981
28,340	Telefonica Deutschland Holding AG	176,534
2,208	United Internet AG	99,400
1,067	Vossloh AG(b)	67,374
1,123	Wacker Chemie AG	140,435
1,364	Wacker Neuson SE	35,100
2,672	Wincor Nixdorf AG	101,665
1,161	Wirecard AG	51,271

		4,363,989

	Gibraltar—0.1%
41,447	Bwin.Party Digital Entertainment PLC	53,280

	Greece—0.4%
757,431	Eurobank Ergasias SA(a)	114,580
2,243	FF Group	67,610
4,615	JUMBO SA	47,525
7,131	Mytilineos Holdings SA(a)	49,142

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Greece (continued)
16,888	Public Power Corp. SA(a)	$113,354
1,575	Titan Cement Co. SA	39,709

		431,920

	Hong Kong—3.1%
9,827	ASM Pacific Technology Ltd.	110,046
112,291	Brightoil Petroleum Holdings Ltd.(a)	35,928
8,047	Cafe de Coral Holdings Ltd.	30,211
110,930	Champion REIT	60,108
9,316	Cheung Kong Infrastructure Holdings Ltd.	79,084
42,933	Chow Tai Fook Jewellery Group Ltd.	52,066
18,176	Dah Sing Banking Group Ltd.	39,630
5,740	Dah Sing Financial Holdings Ltd.	40,396
99,700	Esprit Holdings Ltd.	94,669
104,780	First Pacific Co. Ltd.	101,655
69,331	Fortune REIT	71,557
522,000	Global Brands Group Holding Ltd.(a)	107,078
56,000	Goldin Properties Holdings Ltd.(a)	136,114
8,931	Great Eagle Holdings Ltd.	33,011
1,208,300	G-Resources Group Ltd.(a)	39,751
55,875	Hopewell Highway Infrastructure Ltd.	27,825
17,741	Hopewell Holdings Ltd.	68,321
104,357	Huabao International Holdings Ltd.	117,536
87,466	Hutchison Telecommunications Hong Kong Holdings Ltd.	40,510
34,344	Hysan Development Co. Ltd.	159,067
3,600	Jardine Strategic Holdings Ltd.	123,948
14,658	Johnson Electric Holdings Ltd.	54,557
87,969	Ju Teng International Holdings Ltd.	55,270
52,079	K Wah International Holdings Ltd.	30,168
27,496	Kerry Logistics Network Ltd.	44,413
21,594	Lifestyle International Holdings Ltd.	40,396
19,137	Luk Fook Holdings International Ltd.	59,995
11,700	Melco Crown Entertainment Ltd.	81,284
84,000	NewOcean Energy Holdings Ltd.	46,816
42,383	NWS Holdings Ltd.	72,177
22,847	Orient Overseas International Ltd.	140,599
217,487	Pacific Basin Shipping Ltd.	80,809
31,466	Pacific Textile Holdings Ltd.	43,680
274,461	PCCW Ltd.	183,065
522,471	REXLot Holdings Ltd.	39,095
46,000	Sa Sa International Holdings Ltd.	23,442
76,090	Shangri-La Asia Ltd.	115,836
67,166	Shun Tak Holdings Ltd.	39,080
20,749	SmarTone Telecommunications Holding Ltd.	37,905
52,000	Sun Hung Kai & Co. Ltd.	54,206
38,177	Techtronic Industries Co. Ltd.	135,693
16,072	Television Broadcasts Ltd.	104,815
104,978	Truly International Holdings Ltd.	49,569
9,213	VTech Holdings Ltd.	128,250
138,000	WH Group Ltd.(a)(c)	96,497
163,314	Xinyi Glass Holdings Co. Ltd.	109,141
44,500	Yue Yuen Industrial Holdings Ltd.	169,362
62,540	Yuexiu REIT	35,340

		3,639,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Ireland—0.7%
12,066	Aer Lingus Group PLC	$31,368
21,475	C&C Group PLC	86,967
4,587	Glanbia PLC	85,066
9,061	Grafton Group PLC	114,738
14,214	Greencore Group PLC	77,479
13,628	James Hardie Industries PLC	157,044
5,533	Kingspan Group PLC	109,864
913	Paddy Power PLC	81,589
6,307	UDG Healthcare PLC	51,611

		795,726

	Israel—0.8%
3,962	Alony Hetz Properties & Investments Ltd. REIT	31,501
1,690	Azrieli Group	72,870
9,058	Cellcom Israel Ltd.(a)	41,752
3,374	Delek Automotive Systems Ltd.	40,955
1,489	Elbit Systems Ltd.	117,885
6,397	Gazit-Globe Ltd.	84,636
85,328	Israel Discount Bank Ltd., Class A(a)	149,994
25,759	Migdal Insurance & Financial Holding Ltd.	31,227
9,052	Mizrahi Tefahot Bank Ltd.(a)	101,301
1,156	NICE Systems Ltd.	70,219
151,731	Oil Refineries Ltd.(a)	54,232
13,774	Partner Communications Co. Ltd.(a)	35,007
299	Paz Oil Co. Ltd.	45,673
13,341	Shufersal Ltd.(a)	30,547
2,383	Strauss Group Ltd.(a)	42,395

		950,194

	Italy—2.5%
4,248	ACEA SpA	57,264
8,289	Anima Holding SpA(a)(c)	74,027
6,176	Ansaldo STS SpA	65,676
9,298	Astaldi SpA	81,111
8,211	Autogrill SpA(a)	78,943
1,886	Azimut Holding SpA	55,581
1,164,041	Banca Carige SpA(a)	95,219
2,361	Banca Generali SpA	79,263
32,737	Banca Popolare di Sondrio Scarl	149,595
86,684	Beni Stabili SpA REIT	71,345
1,216	Brembo SpA	48,644
1,492	Brunello Cucinelli SpA	27,619
6,952	Buzzi Unicem SpA	112,411
4,313	Cementir Holding SpA	30,544
25,637	CIR-Compagnie Industriali Riunite SpA(a)	30,710
4,884	Credito Emiliano SpA	40,991
119,463	Credito Valtellinese SC(a)	149,928
902	Danieli & C. Officine Meccaniche SpA	21,994
2,872	Danieli & C. Officine Meccaniche SpA—RSP	53,358
12,401	Davide Campari-Milano SpA	96,021
2,150	De’Longhi SpA	48,641
799	DiaSorin SpA	36,457
521	Ei Towers SpA(a)	31,584
7,527	ERG SpA	108,213
63,331	Hera SpA	167,195
2,382	Interpump Group SpA	40,091

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
58,136	Iren SpA	$85,600
2,438	MARR SpA	48,956
1,843	Moncler SpA	32,836
18,848	Parmalat SpA	52,124
14,907	Piaggio & C. SpA	45,301
15,651	Prada SpA	85,209
53,019	RCS MediaGroup SpA(a)	73,075
4,017	Recordati SpA	79,987
3,273	Safilo Group SpA(a)	47,752
27,032	Salini Impregilo SpA(a)	118,679
1,076	Salvatore Ferragamo SpA	33,567
50,924	Saras SpA(a)	98,719
7,310	Societa Iniziative Autostradali e Servizi SpA	84,451
18,963	Sorin SpA(a)	59,922
661	Tod’s SpA	60,884
9,601	Trevi Finanziaria SpA	27,972
7,701	World Duty Free SpA(a)	86,380

		2,973,839

	Japan—33.1%
27,956	77 Bank Ltd. (The)	161,891
806	ABC-Mart, Inc.	46,069
7,887	Accordia Golf Co. Ltd.	80,406
13,373	ACOM Co. Ltd.(a)	44,700
1,886	Adastria Holdings Co. Ltd.	57,288
6,980	ADEKA Corp.	98,748
5,004	Advantest Corp.	59,252
1,492	AEON DELIGHT Co. Ltd.	39,585
5,552	AEON Financial Service Co. Ltd.	142,198
6,036	AEON Mall Co. Ltd.	112,983
3,000	Aica Kogyo Co. Ltd.	68,965
16,220	Aichi Steel Corp.	78,206
2,600	Aida Engineering Ltd.	29,722
15,216	Aiful Corp.(a)	52,767
1,460	Ain Pharmaciez, Inc.	51,790
4,500	Aisan Industry Co. Ltd.	42,605
11,429	Akebono Brake Industry Co. Ltd.	40,207
2,622	Alpen Co. Ltd.	42,813
3,856	Alpine Electronics, Inc.	78,815
4,232	Amano Corp.	54,885
10,214	Anritsu Corp.	73,573
3,968	AOKI Holdings, Inc.	55,075
4,606	Aoyama Trading Co. Ltd.	159,538
1,574	Arcland Sakamoto Co. Ltd.	38,130
2,852	Arcs Co. Ltd.	59,938
4,052	Asahi Diamond Industrial Co. Ltd.	50,011
3,708	Asahi Holdings, Inc.	69,934
2,676	Asatsu-DK, Inc.	73,793
14,600	Ashikaga Holdings Co. Ltd.	61,123
5,764	ASICS Corp.	147,869
1,822	ASKUL Corp.	42,661
8,434	Autobacs Seven Co. Ltd.	131,792
3,168	Avex Group Holdings, Inc.	49,001
6,238	Awa Bank Ltd. (The)	37,166
4,564	Azbil Corp.	120,517
3,133	Bank of The Ryukyus Ltd.	46,025
11,027	Bic Camera, Inc.(b)	110,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
5,000	Bunka Shutter Co. Ltd.	$45,542
1,565	Calbee, Inc.	63,819
26,982	Calsonic Kansei Corp.	196,610
2,012	Canon Electronics, Inc.	40,536
5,140	Canon Marketing Japan, Inc.	96,555
3,152	Capcom Co. Ltd.	59,000
10,300	Casio Computer Co. Ltd.	209,580
1,792	Cawachi Ltd.	28,751
23,922	Central Glass Co. Ltd.	110,545
3,246	Century Tokyo Leasing Corp.	103,073
2,444	Chiyoda Co. Ltd.	52,507
14,976	Chiyoda Corp.	136,032
1,548	Chudenko Corp.	29,597
10,208	Chugoku Bank Ltd. (The)	164,461
6,250	Chugoku Marine Paints Ltd.	54,525
21,816	Citizen Holdings Co. Ltd.	171,910
3,788	CKD Corp.	34,851
9,000	Clarion Co. Ltd.(b)	25,119
10,900	CMK Corp.(a)	27,416
4,368	Coca-Cola East Japan Co. Ltd.	81,834
9,064	Coca-Cola West Co. Ltd.	144,363
1,196	cocokara fine, Inc.	36,479
2,446	Colowide Co. Ltd.	33,787
10,000	COMSYS Holdings Corp.	140,135
326	Cosmos Pharmaceutical Corp.	43,777
1,200	CyberAgent, Inc.	57,759
4,044	Daibiru Corp.	40,011
3,696	Daido Metal Co. Ltd.	40,336
6,973	Daifuku Co. Ltd.	93,638
9,194	Daihen Corp.	45,021
6,000	Daiho Corp.	30,183
33,056	Daikyo, Inc.	49,997
1,100	Daikyonishikawa Corp.	33,183
9,000	Daio Paper Corp.	95,362
2,000	Daiseki Co. Ltd.	35,765
11,303	Daishi Bank Ltd. (The)	42,786
39,255	Daiwabo Holdings Co. Ltd.	65,605
11,616	DCM Holdings Co. Ltd.	96,970
12,020	DeNA Co. Ltd.(b)	240,460
7,000	Denki Kogyo Co. Ltd.	32,815
806	DISCO Corp.	73,818
5,428	DMG Mori Seiki Co. Ltd.	89,401
2,362	Don Quijote Holdings Co. Ltd.	180,007
2,000	Doshisha Co. Ltd.	30,183
2,800	Doutor Nichires Holdings Co. Ltd.	52,926
20,555	Dowa Holdings Co. Ltd.	185,677
1,736	DTS Corp.	35,396
6,122	Duskin Co. Ltd.	105,077
1,158	DyDo Drinco, Inc.	47,899
22,800	Dynam Japan Holdings Co. Ltd.	48,476
1,500	Eagle Industry Co. Ltd.	30,459
1,446	Earth Chemical Co. Ltd.	53,166
19,156	EDION Corp.	139,904
2,100	EIZO Corp.	46,678
3,646	EXEDY Corp.	90,122
2,492	Ezaki Glico Co. Ltd.	103,703

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
3,772	F.C.C. Co. Ltd.	$61,496
3,200	FamilyMart Co. Ltd.	137,979
2,628	Fancl Corp.	34,236
2,394	Foster Electric Co. Ltd.	62,216
1,808	FP Corp.	64,814
3,960	Fuji Machine Manufacturing Co. Ltd.	48,942
5,644	Fuji Media Holdings, Inc.	79,092
5,090	Fuji Oil Co. Ltd.	74,179
1,622	Fuji Seal International, Inc.	48,591
1,758	Fuji Soft, Inc.	35,830
1,036	Fujimori Kogyo Co. Ltd.	32,681
5,878	Fujitec Co. Ltd.	64,492
4,818	Fujitsu General Ltd.	69,450
5,000	Fukuda Corp.	32,381
9,940	Fukuyama Transporting Co. Ltd.(b)	56,565
4,088	Funai Electric Co. Ltd.(a)	48,440
28,265	Furukawa Co. Ltd.	49,364
3,164	Futaba Corp.	52,958
8,770	Futaba Industrial Co. Ltd.(a)	44,117
2,008	Fuyo General Lease Co. Ltd.	82,303
5,186	Geo Holdings Corp.	56,553
4,512	Glory Ltd.	125,553
21,821	Godo Steel Ltd.	35,557
12,420	Gree, Inc.(b)	80,122
33,993	GS Yuasa Corp.	160,492
4,136	Gulliver International Co. Ltd.	32,281
15,294	Gunze Ltd.	41,280
8,225	H2O Retailing Corp.	148,458
3,807	Hamamatsu Photonics KK	111,344
31,221	Hanwa Co. Ltd.	129,664
3,500	Happinet Corp.	40,419
17,400	Haseko Corp.	173,171
12,209	Hazama Ando Corp.	69,579
2,832	Heiwa Corp.	59,210
3,393	Heiwa Real Estate Co. Ltd.	46,300
3,304	Heiwado Co. Ltd.	79,459
7,960	Higo Bank Ltd. (The)	51,284
939	Hikari Tsushin, Inc.	62,773
1,228	Hirose Electric Co. Ltd.	173,215
2,104	HIS Co. Ltd.	70,503
4,262	Hisamitsu Pharmaceutical Co., Inc.	184,127
3,780	Hitachi Capital Corp.	86,137
8,100	Hitachi Chemical Co. Ltd.	157,370
4,214	Hitachi High-Technologies Corp.	122,895
4,510	Hitachi Koki Co. Ltd.	37,272
2,782	Hitachi Kokusai Electric, Inc.	38,869
2,800	Hitachi Maxell Ltd.	45,321
10,612	Hitachi Metals Ltd.	166,802
5,932	Hitachi Transport System Ltd.	95,967
21,030	Hitachi Zosen Corp.	116,511
827	Hogy Medical Co. Ltd.	39,805
10,504	Hokkoku Bank Ltd. (The)	38,182
19,154	Hokuetsu Kishu Paper Co. Ltd.	104,357
1,368	Hokuto Corp.	24,578
2,292	Horiba Ltd.	86,666
1,642	Hoshizaki Electric Co. Ltd.	97,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
9,014	Hosiden Corp.	$52,727
5,516	House Foods Group, Inc.	112,560
4,860	Hulic Co. Ltd.	52,348
9,319	Hyakugo Bank Ltd. (The)	45,945
8,462	Hyakujushi Bank Ltd. (The)	29,204
2,892	IBJ Leasing Co. Ltd.	65,008
7,644	Iino Kaiun Kaisha Ltd.	40,369
1,878	Inaba Denki Sangyo Co. Ltd.	68,108
2,862	Inabata & Co. Ltd.	30,158
1,868	Internet Initiative Japan, Inc.	31,641
31,516	Iseki & Co. Ltd.	65,576
58,265	Ishihara Sangyo Kaisha Ltd.(a)	57,939
9,285	IT Holdings Corp.	184,738
5,486	Ito EN Ltd.(b)	114,148
4,600	Itochu Enex Co. Ltd.	41,629
4,224	Itochu Techno-Solutions Corp.	96,537
14,838	Itoham Foods, Inc.	80,346
5,900	Itoki Corp.	35,152
3,078	Izumi Co. Ltd.	122,173
6,140	J Trust Co. Ltd.	63,211
16,298	Jaccs Co. Ltd.	85,937
1,172	JAFCO Co. Ltd.	44,316
1,242	Japan Airport Terminal Co. Ltd.	70,470
2,722	Japan Aviation Electronics Industry Ltd.	65,645
5,216	Japan Exchange Group, Inc.	152,117
3,882	Japan Petroleum Exploration Co. Ltd.	149,707
10,248	Japan Securities Finance Co. Ltd.	67,395
40,000	Japan Steel Works Ltd. (The)	184,842
6,000	Jeol Ltd.	30,484
8,516	J-Oil Mills, Inc.	28,821
800	Joyful Honda Co. Ltd.	31,286
16,400	Juroku Bank Ltd. (The)	65,507
33,592	JVC KENWOOD Corp.	102,738
5,158	Kagome Co. Ltd.	80,730
5,630	Kagoshima Bank Ltd. (The)	40,695
1,922	Kaken Pharmaceutical Co. Ltd.	68,821
17,000	Kamigumi Co. Ltd.	170,327
1,730	Kanamoto Co. Ltd.	50,670
17,028	Kandenko Co. Ltd.	107,430
34,000	Kanematsu Corp.	53,698
9,360	Kansai Paint Co. Ltd.	167,615
4,000	Kasai Kogyo Co. Ltd.	34,294
4,000	Kato Works Co. Ltd.	25,804
27,259	Keihan Electric Railway Co. Ltd.	158,083
5,702	Keihin Corp.	93,866
12,134	Keisei Electric Railway Co. Ltd.	144,083
14,116	Keiyo Bank Ltd. (The)	83,986
7,761	Kenedix, Inc.	31,065
7,300	Kewpie Corp.	177,391
11,000	Kinden Corp.	154,792
1,384	Kintetsu World Express, Inc.	64,071
7,000	Kinugawa Rubber Industrial Co. Ltd.	32,289
2,212	Kissei Pharmaceutical Co. Ltd.	65,988
9,373	Kitz Corp.	47,856
2,864	Kiyo Bank Ltd. (The)	41,212
1,355	Kobayashi Pharmaceutical Co. Ltd.	95,112

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
1,900	Koei Tecmo Holdings Co. Ltd.	$28,960
4,984	Kohnan Shoji Co. Ltd.	55,642
5,166	Kokuyo Co. Ltd.	47,097
3,782	Komeri Co. Ltd.	85,551
4,326	Komori Corp.	54,043
7,588	Konami Corp.	140,068
4,216	Konoike Transport Co. Ltd.	45,095
1,240	Kose Corp.	80,615
28,231	Kumagai Gumi Co. Ltd.	90,352
19,522	KUREHA Corp.	89,886
4,606	Kuroda Electric Co. Ltd.	82,752
29,200	KYB Co. Ltd.	111,266
2,408	Kyoei Steel Ltd.	39,238
2,712	Kyokuto Kaihatsu Kogyo Co. Ltd.	30,209
1,700	Kyokuto Securities Co. Ltd.	25,641
3,914	KYORIN Holdings, Inc.	90,139
600	Kyoritsu Maintenance Co. Ltd.	29,030
11,418	Kyowa Exeo Corp.	134,150
4,896	Kyudenko Corp.	64,683
29,887	Leopalace21 Corp.(a)	173,323
4,142	Lintec Corp.	102,001
17,736	Lion Corp.	108,636
1,669	Mabuchi Motor Co. Ltd.	99,998
10,942	Maeda Corp.	79,548
6,030	Maeda Road Construction Co. Ltd.	99,618
6,190	Makino Milling Machine Co. Ltd.	56,898
1,143	Mandom Corp.	44,127
11,000	Marudai Food Co. Ltd.	39,617
3,600	Maruha Nichiro Corp.	49,967
4,642	Maruichi Steel Tube Ltd.	118,116
3,653	Matsui Securities Co. Ltd.	34,219
4,116	Matsumotokiyoshi Holdings Co. Ltd.	150,304
3,844	Megmilk Snow Brand Co. Ltd.	46,159
22,742	Meidensha Corp.	75,636
1,562	Meitec Corp.	50,318
10,696	Minebea Co. Ltd.	165,262
2,084	Ministop Co. Ltd.	30,911
3,426	Miraca Holdings, Inc.	172,059
7,112	Mirait Holdings Corp.	80,706
6,204	Misawa Homes Co. Ltd.	55,057
2,643	MISUMI Group, Inc.	99,717
3,436	Mitsuba Corp.	73,073
8,940	Mitsubishi Logistics Corp.	138,579
42,303	Mitsubishi Paper Mills Ltd.(a)	32,522
13,282	Mitsubishi Steel Manufacturing Co. Ltd.	30,189
33,983	Mitsubishi UFJ Lease & Finance Co. Ltd.	183,446
14,044	Mitsui-Soko Holdings Co. Ltd.	49,407
10,512	Mitsumi Electric Co. Ltd.	78,706
3,528	Miura Co. Ltd.	39,858
814	Mochida Pharmaceutical Co. Ltd.	55,777
2,100	Modec, Inc.(b)	35,044
16,700	Monex Group, Inc.	45,773
20,711	Morinaga & Co. Ltd.	69,746
24,131	Morinaga Milk Industry Co. Ltd.	89,531
1,358	MOS Food Services, Inc.	27,938
3,412	Moshi Moshi Hotline, Inc.	36,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2,500	Musashi Seimitsu Industry Co. Ltd.	$53,230
1,308	Musashino Bank Ltd. (The)	47,600
4,870	Nabtesco Corp.	134,498
12,150	Nachi-Fujikoshi Corp.	71,477
6,362	Nagase & Co. Ltd.	84,582
5,708	Namura Shipbuilding Co. Ltd.	52,801
35,896	Nankai Electric Railway Co. Ltd.	172,176
3,066	NEC Networks & System Integration Corp.	66,152
11,506	NET One Systems Co. Ltd.	82,687
5,892	Nexon Co. Ltd.	74,985
10,644	Nichias Corp.	64,396
6,342	Nichicon Corp.	58,984
2,800	Nichiha Corp.	31,119
6,280	Nichii Gakkan Co.(b)	58,355
2,226	Nichi-iko Pharmaceutical Co. Ltd.	47,061
2,584	Nifco, Inc.	91,877
3,080	Nihon Kohden Corp.	80,944
4,600	Nihon Parkerizing Co. Ltd.	52,469
6,490	Nihon Unisys Ltd.	61,933
6,106	Nikkiso Co. Ltd.	57,197
6,310	Nippo Corp.	105,615
16,137	Nippon Chemi-Con Corp.(a)	48,814
12,989	Nippon Denko Co. Ltd.	31,911
2,890	Nippon Densetsu Kogyo Co. Ltd.	48,613
7,638	Nippon Flour Mills Co. Ltd.	37,721
1,800	Nippon Gas Co. Ltd.	45,004
10,872	Nippon Kayaku Co. Ltd.	131,914
8,472	Nippon Koei Co. Ltd.	35,680
4,780	Nippon Konpo Unyu Soko Co. Ltd.	84,360
102,110	Nippon Light Metal Holdings Co. Ltd.	158,707
2,632	Nippon Paint Holdings Co. Ltd.	88,635
7,472	Nippon Road Co. Ltd. (The)	40,522
2,372	Nippon Seiki Co. Ltd.	47,591
1,506	Nippon Shinyaku Co. Ltd.	50,213
11,981	Nippon Shokubai Co. Ltd.	166,194
4,724	Nippon Signal Co. Ltd. (The)	45,515
11,626	Nippon Soda Co. Ltd.	72,669
18,395	Nippon Steel & Sumikin Bussan Corp.	63,177
51,903	Nippon Suisan Kaisha Ltd.	157,873
5,922	Nippon Synthetic Chemical Industry Co. Ltd. (The)	41,667
3,586	Nippon Television Holdings, Inc.	61,909
23,706	Nippon Yakin Kogyo Co. Ltd.(a)	47,741
12,780	Nipro Corp.	122,599
27,550	Nishimatsu Construction Co. Ltd.	101,986
18,283	Nishi-Nippon Railroad Co. Ltd.	80,209
1,188	Nishio Rent All Co. Ltd.	33,852
6,961	Nissan Chemical Industries Ltd.	138,382
2,626	Nissan Shatai Co. Ltd.	33,903
1,988	Nissha Printing Co. Ltd.	38,441
15,361	Nisshin Oillio Group Ltd. (The)	56,479
4,013	Nissin Kogyo Co. Ltd.	66,397
1,000	Nitta Corp.	27,576
11,290	Nitto Boseki Co. Ltd.(a)	43,209
1,834	Nitto Kogyo Corp.	33,256
11,642	NOF Corp.	89,891

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
4,688	Nomura Research Institute Ltd.	$185,882
4,220	Noritz Corp.	72,467
17,947	North Pacific Bank Ltd.	71,086
1,084	NS Solutions Corp.	36,505
11,000	NS United Kaiun Kaisha Ltd.	26,565
1,785	NSD Co. Ltd.	25,969
5,988	NTT Urban Development Corp.	62,897
1,924	OBIC Co. Ltd.	80,709
21,894	Ogaki Kyoritsu Bank Ltd. (The)	73,913
1,800	Oiles Corp.	34,430
3,308	Okabe Co. Ltd.	29,052
4,094	Okamura Corp.	31,953
11,878	Okasan Securities Group, Inc.	90,919
67,277	Oki Electric Industry Co. Ltd.	138,298
1,436	Okinawa Electric Power Co., Inc. (The)	54,478
8,194	OKUMA Corp.	89,424
14,682	Okumura Corp.	70,668
18,209	Onward Holdings Co. Ltd.	122,489
1,800	Oracle Corp. Japan	82,276
58,870	Orient Corp.(a)	95,436
3,312	OSG Corp.	68,941
3,172	Otsuka Corp.	146,579
4,800	Pacific Industrial Co. Ltd.	39,829
17,812	Pacific Metals Co. Ltd.(a)(b)	54,476
7,080	PanaHome Corp.	51,708
1,388	Paramount Bed Holdings Co. Ltd.	37,637
4,693	Park24 Co. Ltd.	93,844
30,785	Penta-Ocean Construction Co. Ltd.	115,762
2,100	Pigeon Corp.	55,628
580	Pilot Corp.	31,358
600	Piolax, Inc.	26,774
79,248	Pioneer Corp.(a)	152,973
2,000	Plenus Co. Ltd.	39,241
920	Pola Orbis Holdings, Inc.	47,741
13,872	Press Kogyo Co. Ltd.	61,901
22,372	Prima Meat Packers Ltd.	63,936
3,400	Raito Kogyo Co. Ltd.	26,934
439	Relo Holdings, Inc.	36,171
34,000	Rengo Co. Ltd.	149,160
2,190	Resorttrust, Inc.	57,280
1,062	Ricoh Leasing Co. Ltd.	30,972
1,934	Rinnai Corp.	147,389
2,000	Riso Kagaku Corp.	33,108
6,266	Rohto Pharmaceutical Co. Ltd.	90,270
10,464	Round One Corp.	55,700
2,100	Royal Holdings Co. Ltd.	38,676
15,432	Ryobi Ltd.	50,808
916	Ryohin Keikaku Co. Ltd.	146,122
1,530	Ryosan Co. Ltd.	36,566
1,962	Saizeriya Co. Ltd.	40,037
12,000	Sakai Chemical Industry Co. Ltd.	39,809
4,200	SAKATA INX Corp.	40,010
2,000	Sakata Seed Corp.	34,679
1,320	San-A Co. Ltd.	55,372
15,638	Sanden Holdings Corp.	73,309
4,900	Sangetsu Co. Ltd.	75,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
8,020	San-in Godo Bank Ltd. (The)	$77,003
8,542	Sanken Electric Co. Ltd.	65,455
3,968	Sankyo Tateyama, Inc.	74,340
36,331	Sankyu, Inc.	171,227
2,052	Sanrio Co. Ltd.(b)	55,214
15,942	Sanwa Holdings Corp.	120,694
5,644	Sanyo Chemical Industries Ltd.	44,003
5,000	Sanyo Denki Co. Ltd.	41,949
13,220	Sanyo Shokai Ltd.	34,467
15,038	Sanyo Special Steel Co. Ltd.	73,135
1,500	Sato Holdings Corp.	34,833
1,343	Sawai Pharmaceutical Co. Ltd.	76,762
11,780	SCREEN Holdings Co. Ltd.	80,325
1,964	SCSK Corp.	57,605
4,800	Seibu Holdings, Inc.	139,383
1,700	Seikagaku Corp.	28,752
13,620	Seiko Holdings Corp.	72,726
3,832	Seiren Co. Ltd.	33,558
12,904	Senko Co. Ltd.	81,735
13,364	Senshu Ikeda Holdings, Inc.	59,299
20,961	Seven Bank Ltd.	113,326
8,638	Shiga Bank Ltd. (The)	45,619
2,314	Shima Seiki Manufacturing Ltd.	40,143
15,354	Shimadzu Corp.	180,650
7,000	Shindengen Electric Manufacturing Co. Ltd.	35,974
7,508	Shinko Electric Industries Co. Ltd.	60,167
5,922	Shinmaywa Industries Ltd.	61,709
3,246	Ship Healthcare Holdings, Inc.	79,475
900	SHO-BOND Holdings Co. Ltd.	39,709
4,706	Shochiku Co. Ltd.	40,387
6,696	Showa Corp.	71,005
1,800	Siix Corp.	47,982
14,000	Sinfonia Technology Co. Ltd.	23,866
15,535	SKY Perfect JSAT Holdings, Inc.	97,361
3,006	Sodick Co. Ltd.	31,349
3,787	Sohgo Security Services Co. Ltd.	123,575
26,973	Sotetsu Holdings, Inc.	128,250
3,788	Square Enix Holdings Co. Ltd.	80,084
2,000	Star Micronics Co. Ltd.	32,740
2,500	Starts Corp., Inc.	39,379
2,058	Sugi Holdings Co. Ltd.	100,432
20,331	Sumitomo Bakelite Co. Ltd.	93,101
12,362	Sumitomo Dainippon Pharma Co. Ltd.	139,353
12,500	Sumitomo Forestry Co. Ltd.	145,609
66,834	Sumitomo Mitsui Construction Co. Ltd.	93,267
44,535	Sumitomo Osaka Cement Co. Ltd.	145,510
6,824	Sumitomo Riko Co. Ltd.	59,304
4,000	Sumitomo Seika Chemicals Co. Ltd.	30,116
11,750	Sumitomo Warehouse Co. Ltd. (The)	66,669
1,800	Sundrug Co. Ltd.	90,399
6,000	Suruga Bank Ltd.	133,066
45,683	SWCC Showa Holdings Co. Ltd.(a)	36,265
2,092	Sysmex Corp.	116,077
4,624	Tachi-S Co. Ltd.	71,135
5,990	Tadano Ltd.	87,044
5,000	Taihei Dengyo Kaisha Ltd.	42,408

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
3,130	Taikisha Ltd.	$84,089
900	Taiyo Holdings Co. Ltd.	31,098
9,000	Taiyo Nippon Sanso Corp.(b)	116,646
9,632	Taiyo Yuden Co. Ltd.	142,786
15,402	Takara Holdings, Inc.	115,190
5,154	Takara Standard Co. Ltd.	42,035
6,246	Takasago Thermal Engineering Co. Ltd.	81,265
7,420	Takata Corp.(a)(b)	91,952
5,356	Takuma Co. Ltd.	41,355
1,462	Tamron Co. Ltd.	34,476
8,000	Tamura Corp.	34,294
8,755	Tekken Corp.	29,410
2,112	Temp Holdings Co. Ltd.	67,506
4,064	T-Gaia Corp.	55,219
5,747	THK Co. Ltd.	145,992
21,322	Toa Corp.	37,595
15,960	Toagosei Co. Ltd.	71,084
31,607	Toda Corp.	130,738
6,354	Toei Co. Ltd.	46,990
4,832	Toho Co. Ltd.	120,366
29,756	Toho Gas Co. Ltd.	180,769
9,560	Toho Holdings Co. Ltd.	166,723
18,394	Toho Zinc Co. Ltd.	71,166
27,494	Tokai Carbon Co. Ltd.	80,871
5,268	Tokai Rika Co. Ltd.	129,158
12,834	Tokai Tokyo Financial Holdings, Inc.	99,309
798	Token Corp.(b)	40,343
3,973	Tokyo Broadcasting System Holdings, Inc.	52,489
13,644	Tokyo Dome Corp.	58,375
2,176	Tokyo Ohka Kogyo Co. Ltd.	67,733
1,800	Tokyo Seimitsu Co. Ltd.	39,017
5,970	Tokyo Steel Manufacturing Co. Ltd.	41,606
22,060	Tokyo Tatemono Co. Ltd.	160,929
9,224	Tokyu Construction Co. Ltd.	54,340
9,516	Tomy Co. Ltd.	57,969
1,948	Topcon Corp.	50,625
4,750	Toppan Forms Co. Ltd.	57,356
2,308	Topre Corp.	37,319
20,466	Topy Industries Ltd.	49,254
12,250	Toshiba Machine Co. Ltd.	54,663
2,372	Toshiba Plant Systems & Services Corp.	33,082
13,898	Toshiba TEC Corp.	77,230
1,834	Totetsu Kogyo Co. Ltd.	41,425
500	Towa Pharmaceutical Co. Ltd.	26,448
6,648	Toyo Construction Co. Ltd.	25,776
19,116	Toyo Engineering Corp.	53,992
24,127	Toyo Ink SC Holdings Co. Ltd.	115,121
5,860	Toyo Tire & Rubber Co. Ltd.	112,284
10,091	Toyota Boshoku Corp.	150,012
1,976	TPR Co. Ltd.	52,178
2,018	transcosmos, Inc.	48,869
4,868	Trend Micro, Inc.	165,358
1,524	Trusco Nakayama Corp.	51,449
4,930	TS Tech Co. Ltd.	147,278
7,940	TSI Holdings Co. Ltd.	54,406
10,776	Tsubakimoto Chain Co.	88,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
4,712	Tsumura & Co.	$110,447
1,806	Tsuruha Holdings, Inc.	131,598
2,296	TV Asahi Corp.	42,516
1,700	TV Tokyo Holdings Corp.	31,679
25,862	UACJ Corp.	75,423
1,748	UKC Holdings Corp.	31,113
4,780	Ulvac, Inc.(a)	81,724
5,402	Unipres Corp.	111,678
1,472	United Arrows Ltd.	45,327
3,700	United Super Markets Holdings, Inc.(a)	31,970
174,330	Unitika Ltd.(a)	87,405
9,609	Ushio, Inc.	126,546
5,733	USS Co. Ltd.	101,371
4,647	Valor Co. Ltd.	99,293
9,802	Wacoal Holdings Corp.	109,184
7,012	Wacom Co. Ltd.	36,622
3,338	Wakita & Co. Ltd.	33,277
1,742	Warabeya Nichiyo Co. Ltd.	39,114
2,900	WATAMI Co. Ltd.(a)	28,571
1,252	Welcia Holdings Co. Ltd.(b)	54,717
2,816	Xebio Co. Ltd.	49,534
39,716	Yahoo! Japan Corp.	162,953
2,452	Yakult Honsha Co. Ltd.	154,287
900	Yamabiko Corp.	39,108
3,178	Yamato Kogyo Co. Ltd.	75,181
1,477	Yaoko Co. Ltd.	52,516
10,833	Yaskawa Electric Corp.	150,270
3,058	Yokogawa Bridge Holdings Corp.	34,804
14,970	Yokogawa Electric Corp.	175,382
2,552	Yorozu Corp.	52,119
6,192	Yoshinoya Holdings Co. Ltd.	70,680
2,236	Yuasa Trading Co. Ltd.	49,477
11,230	Zensho Co. Ltd.(a)	105,290
16,483	Zeon Corp.	148,481
2,200	ZERIA Pharmaceutical Co. Ltd.	35,021

		39,292,749

	Jersey Island—0.2%
69,437	Centamin PLC	67,759
2,228	Randgold Resources Ltd.	169,961

		237,720

	Jordan—0.1%
1,782	Hikma Pharmaceuticals PLC	56,057

	Luxembourg—0.2%
367	Altice SA(a)	38,813
4,468	APERAM SA(a)	170,826
12,685	L’Occitane International SA	37,394

		247,033

	Macau—0.1%
29,266	MGM China Holdings Ltd.	55,503
43,993	Wynn Macau Ltd.	89,562

		145,065

	Mexico—0.1%
9,334	Fresnillo PLC	103,205

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands—1.4%
4,467	Aalberts Industries NV	$138,527
3,373	Arcadis NV	106,906
2,257	ASM International NV	109,775
6,351	BinckBank NV	63,751
1,443	Brunel International NV	29,598
5,973	Corbion NV	136,639
2,430	Eurocommercial Properties NV CVA	111,041
3,450	Euronext NV(a)(c)	144,894
2,560	Koninklijke Ten Cate NV	59,610
2,671	Koninklijke Vopak NV	140,192
6,957	NSI NV REIT	32,640
4,062	OCI NV(a)	121,097
14,138	Royal Imtech NV(a)	75,837
2,082	TKH Group NV CVA	77,315
7,564	TomTom NV(a)	67,298
6,550	USG People NV	89,140
1,582	Vastned Retail NV REIT	77,193
1,768	Wereldhave NV REIT	113,360

		1,694,813

	New Zealand—0.8%
37,529	Air New Zealand Ltd.	77,146
32,429	Auckland International Airport Ltd.	113,820
29,402	Chorus Ltd.(a)	68,275
15,283	Contact Energy Ltd.	66,091
12,579	Fisher & Paykel Healthcare Corp. Ltd.	62,251
26,527	Genesis Energy Ltd.	39,383
14,919	Infratil Ltd.	35,439
28,165	Kiwi Property Group Ltd.	27,769
43,211	Mighty River Power Ltd.	99,025
7,250	Ryman Healthcare Ltd.	44,986
26,454	Sky Network Television Ltd.	126,685
35,972	SKYCITY Entertainment Group Ltd.	115,027
11,526	Trade Me Ltd.	33,522
10,102	Z Energy Ltd.	37,071

		946,490

	Norway—1.0%
19,024	Akastor ASA(a)	37,111
2,285	Aker ASA, Class A	51,398
104,244	Archer Ltd.(a)	38,596
2,459	Atea ASA	27,411
7,833	Austevoll Seafood ASA	45,529
3,556	BW LPG Ltd.(c)	31,452
44,308	BW Offshore Ltd.	32,928
36,339	DNO ASA(a)	68,237
9,565	Fred Olsen Energy ASA(b)	85,680
24,299	Kvaerner ASA	19,025
1,092	Leroy Seafood Group ASA	36,229
4,509	Nordic Semiconductor ASA(a)	34,406
31,120	Prosafe SE	110,678
553,188	REC Silicon ASA(a)	154,897
2,774	Salmar ASA	45,095
2,011	Schibsted ASA	125,242
2,101	Stolt-Nielsen Ltd.	39,173
6,759	TGS Nopec Geophysical Co. ASA	171,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Norway (continued)
107,698	Vard Holdings Ltd.(a)	$52,038

		1,206,802

	Peru—0.0%
30,086	Hochschild Mining PLC(a)	44,848

	Portugal—0.6%
9,692	Altri SGPS SA	41,498
37,984	Banco BPI SA(a)	62,142
9,661	CTT-Correios de Portugal SA	109,068
11,976	EDP Renovaveis SA	83,914
12,187	Mota-Engil SGPS SA	42,170
8,071	NOS SGPS SA	58,786
15,133	Portucel SA	74,120
16,035	REN—Redes Energeticas Nacionais SGPS SA(a)	50,131
2,511	Semapa-Sociedade de Investimento e Gestao SGPS SA	35,987
99,842	Sonae SGPS SA	138,952

		696,768

	Russia—0.2%
12,971	Polymetal International PLC	105,546
24,336	Polyus Gold International Ltd.	70,215
70,000	United Co. RUSAL PLC(a)	42,265

		218,026

	Singapore—1.8%
30,065	Ascott Residence Trust REIT	28,940
70,737	Biosensors International Group Ltd.(a)	44,059
102,383	CapitaCommercial Trust REIT	131,018
21,883	CapitaRetail China Trust REIT	28,664
34,972	CDL Hospitality Trusts REIT	45,281
89,091	Ezra Holdings Ltd.(a)	29,595
20,396	First Resources Ltd.	27,409
24,812	Frasers Centrepoint Trust REIT	38,776
26,800	Frasers Commercial Trust REIT	30,552
221,353	Genting Singapore PLC	171,294
41,300	Hyflux Ltd.	30,089
71,491	Keppel REIT	66,388
14,838	M1 Ltd.	39,880
55,682	Mapletree Commercial Trust REIT	64,739
96,291	Mapletree Greater China Commercial Trust REIT(c)	77,059
61,770	Mapletree Industrial Trust REIT	75,082
75,220	Mapletree Logistics Trust REIT	69,851
120,000	Neptune Orient Lines Ltd.(a)	102,827
51,740	Olam International Ltd.	78,906
29,609	SATS Ltd.	71,309
12,340	SIA Engineering Co.	39,036
20,881	Singapore Exchange Ltd.	134,314
46,469	Singapore Post Ltd.	67,008
29,105	SMRT Corp. Ltd.	37,025
49,629	Starhill Global REIT	32,785
30,687	StarHub Ltd.	98,000
113,301	Suntec REIT	151,405
208,651	Swiber Holdings Ltd.(a)	31,190
32,500	United Engineers Ltd.	65,022
26,371	UOL Group Ltd.	158,877

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
7,981	Venture Corp. Ltd.	$50,915
42,637	Wing Tai Holdings Ltd.	63,092

		2,180,387

	South Korea—8.1%
40	AMOREPACIFIC Corp.	144,925
53	AMOREPACIFIC Group	80,588
12,118	Asiana Airlines(a)	86,815
398	Binggrae Co. Ltd.	31,892
456	Celltrion, Inc.(a)	36,454
357	Cheil Industries, Inc.(a)	52,784
3,015	Cheil Worldwide, Inc.(a)	64,547
525	CJ CheilJedang Corp.	204,956
1,300	CJ E&M Corp.(a)	71,306
240	CJ O Shopping Co. Ltd.	53,731
1,356	Coway Co. Ltd.	114,223
3,396	Daeduck Electronics Co.	30,127
1,178	Daesang Corp.	51,098
16,198	Daewoo Engineering & Construction Co. Ltd.(a)	107,735
5,553	Daewoo International Corp.	162,653
11,878	Daewoo Securities Co. Ltd.	186,702
3,938	Daishin Securities Co. Ltd.	51,980
2,201	Daishin Securities Co. Ltd. (Preference Shares)	17,062
2,207	Daou Technology, Inc.	38,705
12,638	DGB Financial Group, Inc.	143,239
3,190	Dongbu Insurance Co. Ltd.	162,773
8,178	Dongkuk Steel Mill Co. Ltd.(a)	48,824
1,436	Doosan Corp.	166,774
4,867	Doosan Engine Co. Ltd.(a)	31,599
5,001	Eusu Holdings Co. Ltd.(a)	50,616
340	Fila Korea Ltd.	33,302
1,537	Green Cross Holdings Corp.	41,866
6,568	GS Engineering & Construction Corp.(a)	197,591
148	GS Home Shopping, Inc.	32,996
1,474	GS Retail Co. Ltd.	53,350
443	Halla Holdings Corp.	28,638
1,524	Halla Visteon Climate Control Corp.	57,434
238	Hanil Cement Co. Ltd.	33,413
17,502	Hanjin Heavy Industries & Construction Co. Ltd.(a)	101,551
14,681	Hanjin Shipping Co. Ltd.(a)	103,397
969	Hanjin Transportation Co. Ltd.	54,868
11,447	Hansol Holdings Co. Ltd.(a)	85,959
13,551	Hanwha Chemical Corp.	217,423
21,007	Hanwha Life Insurance Co. Ltd.	155,397
2,497	Hite Jinro Co. Ltd.	52,875
646	Hotel Shilla Co. Ltd.	64,479
1,308	Huchems Fine Chemical Corp.	32,334
2,421	Hyundai Corp.	76,898
995	Hyundai Department Store Co. Ltd.	135,513
3,175	Hyundai Development Co.-Engineering & Construction	169,708
561	Hyundai Glovis Co. Ltd.	123,504
2,553	Hyundai Greenfood Co. Ltd.	45,130
6,474	Hyundai Marine & Fire Insurance Co. Ltd.	172,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
8,469	Hyundai Merchant Marine Co. Ltd.(a)	$75,368
1,683	Hyundai Mipo Dockyard Co. Ltd.(a)	140,512
2,665	Hyundai Rotem Co. Ltd.(a)	47,358
14,410	Hyundai Securities Co. Ltd.	149,880
1,067	Hyundai Wia Corp.	151,789
1,599	iMarketKorea, Inc.	40,795
4,500	Kangwon Land, Inc.	153,848
335	KCC Corp.	171,875
1,457	Kolon Corp.	60,754
2,978	Kolon Industries, Inc.	179,736
953	Korea Aerospace Industries Ltd.	58,318
1,954	Korea Investment Holdings Co. Ltd.	125,770
7,294	Korean Reinsurance Co.	80,969
3,026	Kumho Industrial Co. Ltd.(a)	55,044
1,699	Kumho Petrochemical Co. Ltd.	136,617
18,678	Kumho Tire Co., Inc.(a)	170,228
1,504	LF Corp.	49,525
363	LG Hausys Ltd.	56,549
168	LG Household & Health Care Ltd.	123,493
1,063	LG Innotek Co. Ltd.	99,160
5,853	LIG Insurance Co. Ltd.	135,678
36	Lotte Chilsung Beverage Co. Ltd.	79,858
36	Lotte Confectionery Co. Ltd.	62,631
1,288	LOTTE Hi-mart Co. Ltd.	85,546
2,319	LS Corp.	117,032
943	LS Industrial Systems Co. Ltd.	52,076
2,945	Meritz Financial Group, Inc.	37,774
5,883	Meritz Fire & Marine Insurance Co. Ltd.	78,477
1,466	Mirae Asset Securities Co. Ltd.	81,232
218	Naver Corp.	132,183
286	NCSOFT Corp.	54,559
7,112	NH Investment & Securities Co. Ltd.	99,183
456	NHN Entertainment Corp.(a)	26,926
258	Nongshim Co. Ltd.	58,965
73	Orion Corp.	85,326
17,700	Pan Ocean Co. Ltd.(a)	51,350
3,315	Poongsan Corp.	89,524
694	S1 Corp.	51,856
3,411	Samsung Card Co. Ltd.	130,776
4,811	Samsung Engineering Co. Ltd.(a)	174,354
1,546	Samsung Fine Chemicals Co. Ltd.	62,806
432	Samsung SDS Co. Ltd.	103,164
3,470	Samsung Securities Co., Ltd.	212,020
4,487	Samsung Techwin Co. Ltd.(a)	115,942
1,225	Seah Besteel Corp.	41,938
483	SeAH Steel Corp.	36,676
1,952	Seoul Semiconductor Co. Ltd.(a)	35,325
690	Shinsegae Co. Ltd.	129,697
12,675	SK Broadband Co. Ltd.(a)	56,695
2,881	SK Chemicals Co. Ltd.	187,319
681	SK Gas Co. Ltd.	61,112
2,075	SKC Co. Ltd.	82,071
5,442	Ssangyong Cement Industrial Co. Ltd.(a)	85,539
2,843	Ssangyong Motor Co.(a)	26,918
777	STX Engine Co. Ltd.(a)	18,317
5,169	Sungwoo Hitech Co. Ltd.	54,487

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
4,332	Taihan Electric Wire Co. Ltd.(a)	$18,185
5,170	Tongyang Life Insurance	71,136
27	Young Poong Corp.	33,246
877	Youngone Corp.	53,831
11,452	Yuanta Securities Korea Co. Ltd.(a)	75,741

		9,637,514

	Spain—1.7%
8,643	Acerinox SA	126,485
2,636	Almirall SA(a)	49,623
3,972	Applus Services SA(a)	48,002
2,839	Bolsas y Mercados Espanoles	127,329
4,174	Cia de Distribucion Integral Logista Holdings SA(a)	89,100
2,108	Cie Automotive SA	32,007
164	Construcciones y Auxiliar de Ferrocarriles SA	57,097
5,666	Duro Felguera SA	22,857
7,518	Ebro Foods SA	145,656
15,008	Ence Energia y Celulosa SA	54,067
2,798	Grifols SA	119,282
2,626	Grupo Catalana Occidente SA	84,481
4,435	Jazztel PLC(a)	64,009
86,467	Liberbank SA(a)	74,800
9,490	Mediaset Espana Comunicacion SA(a)	128,831
4,440	Melia Hotels International SA	55,449
11,715	NH Hotel Group SA(a)	68,393
5,510	Obrascon Huarte Lain SA	128,177
162,047	Promotora de Informaciones SA, Class A(a)	53,567
12,718	Prosegur Cia de Seguridad SA	73,393
15,420	Sacyr SA(a)	69,617
2,494	Tecnicas Reunidas SA	116,146
1,762	Viscofan SA	112,048
8,419	Zardoya Otis SA	108,584

		2,009,000

	Sweden—2.3%
1,166	AAK AB	73,727
2,587	AF AB, Class B	35,163
871	Avanza Bank Holding AB	37,446
7,496	Axfood AB	117,956
813	Axis Communications AB	33,064
1,536	Betsson AB, Class B(a)	64,252
6,280	BillerudKorsnas AB	108,749
9,060	Castellum AB	141,265
13,427	Elekta AB, Class B(b)	125,421
6,352	Fabege AB	96,835
2,575	Fastighets AB Balder, Class B(a)	45,916
177	Fastighets AB Balder (Preference Shares)	7,525
1,980	Haldex AB	29,580
484	Hexpol AB, Class B	51,818
4,543	Holmen AB, Class B	150,158
4,687	Hufvudstaden AB, Class A	64,829
2,463	ICA Gruppen AB	91,348
1,328	Indutrade AB	64,886
1,532	Intrum Justitia AB	48,233
2,268	JM AB	67,494
12,713	Klovern AB, Class B	14,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
553	Klovern AB (Preference Shares)	$22,252
11,388	Kungsleden AB	82,849
1,606	L E Lundbergforetagen AB, Class B	75,450
3,959	Lindab International AB	34,563
2,781	Loomis AB, Class B	88,922
7,596	Lundin Petroleum AB(a)	122,804
4,173	Modern Times Group AB, Class B	138,678
1,852	NIBE Industrier AB, Class B	49,325
3,095	Nobia AB	33,414
16,484	Peab AB, Class B	139,171
23,117	Ratos AB, Class B	157,383
3,241	Saab AB, Class B(b)	83,874
30,842	SAS AB(a)(b)	59,465
1,654	SAS AB (Preference Shares)	98,840
2,941	Wallenstam AB, Class B	49,519
2,975	Wihlborgs Fastigheter AB	57,538

		2,763,795

	Switzerland—3.1%
2,184	AFG Arbonia-Forster Holding AG(a)	46,505
419	Allreal Holding AG	59,972
1,934	Ascom Holding AG	34,473
304	Autoneum Holding AG	67,101
168	Banque Cantonale Vaudoise	98,802
84	Barry Callebaut AG	101,761
16	Belimo Holding AG	38,681
338	Bucher Industries AG	85,068
110	Burckhardt Compression Holding AG	48,020
1,050	Cembra Money Bank AG	69,765
1,465	DKSH Holding AG	115,633
1,114	Dufry Group(a)	164,561
143	Emmi AG	47,354
184	EMS-Chemie Holding AG	77,379
122	Flughafen Zuerich AG	94,993
44	Forbo Holding AG	53,538
187	Galenica AG(b)	175,044
5,098	GAM Holding AG(a)	115,629
3,491	Gategroup Holding AG	121,844
255	Georg Fischer AG	180,588
1,235	Implenia AG	84,429
149	Kaba Holding AG	97,966
2,766	Kudelski SA	41,480
290	Kuoni Reisen Holding AG, Class B	97,193
5,639	Logitech International SA	85,166
6,326	Meyer Burger Technology AG(a)(b)	43,348
286	Mobimo Holding AG	63,678
7,928	OC Oerlikon Corp. AG	104,082
781	Panalpina Welttransport Holding AG	108,952
396	Partners Group Holding AG	124,476
1,593	PSP Swiss Property AG	148,265
373	Rieter Holding AG	61,709
80,843	Schmolz + Bickenbach AG(a)	77,659
45	Schweiter Technologies AG	39,073
766	SFS Group AG(a)	58,458
1,163	Sonova Holding AG	161,124
190	Straumann Holding AG	53,944
1,827	Swiss Prime Site AG	160,294

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
284	Tecan Group AG	$37,679
430	Valiant Holding AG	38,621
299	Valora Holding AG	66,764
1,227	Vontobel Holding AG	54,481
782	Zehnder Group AG	36,892

		3,642,444

	United Kingdom—9.5%
22,750	AA PLC(a)	145,927
12,678	Acacia Mining PLC	56,286
792,229	Afren PLC(a)	40,176
7,102	Alent PLC	39,312
9,661	ARM Holdings PLC	165,391
20,108	Ashmore Group PLC	95,546
2,766	Aveva Group PLC	71,879
8,985	Babcock International Group PLC	139,320
27,084	BBA Aviation PLC	142,886
26,460	Beazley PLC	114,668
3,873	Bellway PLC	118,561
9,165	Berendsen PLC	146,195
1,749	Betfair Group PLC	62,679
4,747	Big Yellow Group PLC REIT	48,730
7,600	Bodycote PLC	80,354
4,632	Bovis Homes Group PLC	66,377
7,086	Brewin Dolphin Holdings PLC	36,959
6,158	Brit PLC(c)	26,412
9,616	Britvic PLC	107,432
4,069	BTG PLC(a)	45,147
38,622	Cairn Energy PLC(a)	105,885
15,510	Capital & Counties Properties PLC	94,148
7,725	Chemring Group PLC	25,524
5,579	Cineworld Group PLC	41,890
6,117	Close Brothers Group PLC	143,825
4,803	Countrywide PLC	38,750
6,925	Crest Nicholson Holdings PLC	47,740
3,929	Croda International PLC	171,174
3,779	CSR PLC	51,105
11,959	Daily Mail & General Trust PLC NV, Class A	165,034
10,172	Dairy Crest Group PLC	71,453
9,313	De La Rue PLC	78,643
2,635	Derwent London PLC REIT	139,297
1,004	Dignity PLC	31,321
17,588	Dixons Carphone PLC	114,681
3,097	Domino’s Pizza Group PLC	37,575
2,738	Dunelm Group PLC	37,911
40,630	Electrocomponents PLC	151,225
16,612	Elementis PLC	77,734
183,796	EnQuest PLC(a)	148,285
25,792	Enterprise Inns PLC(a)	46,374
9,524	Entertainment One Ltd.	46,103
5,491	Essentra PLC	81,092
9,970	esure Group PLC	33,431
22,333	Fenner PLC	72,416
29,976	Ferrexpo PLC	35,931
767	Fidessa Group PLC	26,332
4,042	Galliford Try PLC	93,546
11,597	Genel Energy PLC(a)	111,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
1,930	Genus PLC	$39,951
2,546	Go-Ahead Group PLC	96,640
12,654	Grainger PLC	41,245
9,568	Great Portland Estates PLC REIT	117,261
5,184	Greggs PLC	94,722
15,637	Halfords Group PLC	109,289
10,052	Halma PLC	110,063
31,434	Hansteen Holdings PLC REIT	56,905
2,918	Hargreaves Lansdown PLC	55,156
6,264	HellermannTyton Group PLC	33,210
37,305	Henderson Group PLC	160,118
10,979	Hiscox Ltd.	139,025
7,483	HomeServe PLC	43,928
10,808	Howden Joinery Group PLC	77,432
13,558	Hunting PLC	121,990
15,117	IG Group Holdings PLC	171,213
45,806	Indivior PLC(a)	140,433
13,046	International Personal Finance PLC	99,781
9,423	Interserve PLC	83,916
11,718	ITE Group PLC	33,854
3,381	J D Wetherspoon PLC	39,540
4,173	Jardine Lloyd Thompson Group PLC	68,169
14,728	Jupiter Fund Management PLC	97,753
5,530	Keller Group PLC	84,982
4,005	Kier Group PLC	99,767
14,220	Laird PLC	78,582
21,382	Londonmetric Property PLC REIT	54,217
53,988	Lonmin PLC(a)	119,554
38,999	Marston’s PLC	94,872
14,737	Merlin Entertainments PLC(c)	98,832
10,267	Michael Page International PLC	84,175
3,154	Micro Focus International PLC	60,926
17,908	Mitchells & Butlers PLC(a)	115,034
31,295	Mitie Group PLC	137,785
13,852	Moneysupermarket.com Group PLC	59,689
13,030	Morgan Advanced Materials PLC	67,300
8,837	N Brown Group PLC	46,540
20,679	National Express Group PLC	91,363
4,039	Northgate PLC	40,035
5,074	Ocado Group PLC(a)	27,759
25,846	Ophir Energy PLC(a)	56,401
2,573	Oxford Instruments PLC	36,773
18,413	Pace PLC	117,429
12,040	Paragon Group of Cos. (The) PLC	79,024
10,577	Petra Diamonds Ltd.(a)	25,682
10,745	Pets at Home Group PLC	43,097
7,171	Playtech PLC	90,585
5,672	Poundland Group PLC	27,300
23,181	Premier Farnell PLC	67,863
72,645	Premier Foods PLC(a)	51,632
57,053	Premier Oil PLC(a)	153,784
36,765	QinetiQ Group PLC	114,466
4,867	Redrow PLC	27,778
22,448	Regus PLC	86,070
707	Renishaw PLC	27,206
5,896	Restaurant Group (The) PLC	61,613
773	Rightmove PLC	37,597

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
2,488	Rotork PLC	$90,271
9,565	RPC Group PLC	88,341
7,973	RPS Group PLC	26,098
5,383	Savills PLC	68,536
3,039	Schroders PLC	151,641
14,172	Senior PLC	68,516
7,840	Shaftesbury PLC REIT	101,204
44,286	SIG PLC	132,098
11,259	Soco International PLC	31,386
4,567	Spectris PLC	150,684
2,540	Spirax-Sarco Engineering PLC	132,011
8,199	Spire Healthcare Group PLC(a)(c)	40,382
27,898	Spirent Communications PLC	37,620
45,422	Spirit Pub Co. PLC	78,248
7,373	Sports Direct International PLC(a)	70,136
12,833	SSP Group PLC(a)	58,828
4,755	St. Modwen Properties PLC	31,787
27,546	Stagecoach Group PLC	153,705
9,906	SVG Capital PLC(a)	75,993
1,571	Synergy Health PLC	53,475
8,222	Synthomer PLC	40,344
27,195	TalkTalk Telecom Group PLC	152,833
4,395	Telecity Group PLC	60,009
2,219	Telecom Plus PLC	26,155
26,240	TSB Banking Group PLC(a)(c)	135,127
12,612	Tullett Prebon PLC	69,425
16,699	UBM PLC	144,863
3,147	Ultra Electronics Holdings PLC	83,956
5,237	Unite Group PLC (The)	48,207
5,705	Vesuvius PLC	39,882
1,930	Victrex PLC	58,666
3,685	WH Smith PLC	81,263
3,315	Workspace Group PLC REIT	42,996
5,375	WS Atkins PLC	110,932

		11,303,506

	United States—0.1%
16,393	Alacer Gold Corp.(a)	36,948
31,817	Samsonite International SA	116,371

		153,319

	Total Common Stocks and Other Equity Interests (Cost $106,200,028)	118,582,020

	Rights—0.0%
	Austria—0.0%
24,553	Immofinanz AG, expiring 12/31/49(a)	0

	Canada—0.0%
172	Constellation Software, Inc., expiring 09/15/15(a)	51

	Total Rights (Cost $96)	51

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $106,200,124)—100.0%	118,582,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.3%
2,734,067	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $2,734,067)	$2,734,067

	Total Investments (Cost $108,934,191)—102.3%	121,316,138
	Other assets less liabilities—(2.3)%	(2,700,382)

	Net Assets—100.0%	$118,615,756

Investment Abbreviations:

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $776,804, which represented 0.65% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$2,613,283	$(2,613,283)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	32.4
Energy	24.1
Materials	9.9
Information Technology	9.6
Telecommunication Services	9.3
Consumer Staples	4.1
Utilities	3.5
Consumer Discretionary	3.3
Industrials	3.3
Health Care	0.4
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Brazil—20.0%
20,100	AES Tiete SA	$97,181
31,100	AES Tiete SA (Preference Shares)	179,400
412,150	Ambev SA	2,602,865
123,048	Banco Bradesco SA	1,232,511
504,251	Banco Bradesco SA (Preference Shares)	5,407,283
497,958	Banco do Brasil SA	4,419,947
64,200	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	250,245
28,700	BB Seguridade Participacoes SA	337,332
344,185	BM&F BOVESPA SA	1,424,230
71,000	BR Malls Participacoes SA	388,256
87,409	Braskem SA (Preference Shares), Class A	367,234
71,700	BRF SA	1,539,648
106,100	CCR SA	587,273
236,510	Centrais Eletricas Brasileiras SA(a)	575,690
171,500	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	506,085
29,379	Cia Brasileira de Distribuicao (Preference Shares), Class A	999,202
131,192	Cia de Saneamento Basico do Estado de Sao Paulo	778,652
47,280	Cia Energetica de Minas Gerais	229,223
396,023	Cia Energetica de Minas Gerais (Preference Shares)	1,921,320
55,821	Cia Energetica de Sao Paulo (Preference Shares), Class B	353,645
9,600	Cia Paranaense de Energia	73,303
44,608	Cia Paranaense de Energia (Preference Shares), Class B	504,379
588,082	Cia Siderurgica Nacional SA	1,582,442

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
53,660	Cielo SA	$750,404
96,590	CPFL Energia SA	639,950
82,600	Cyrela Brazil Realty SA Empreendimentos E Participacoes	323,068
120,741	EDP—Energias do Brasil SA	460,974
91,067	Embraer SA	713,584
35,955	Fibria Celulose SA(a)	506,527
411,317	Gerdau SA (Preference Shares)	1,378,348
610,215	Itau Unibanco Holding SA (Preference Shares)	7,839,677
339,776	Itausa—Investimentos Itau SA (Preference Shares)	1,202,055
153,182	JBS SA	793,734
60,900	Klabin SA	375,263
12,175	Lojas Americanas SA	53,587
43,100	Lojas Americanas SA (Preference Shares)	241,005
12,200	Lojas Renner SA	427,339
166,900	Marfrig Global Foods SA(a)	235,960
112,770	Metalurgica Gerdau SA (Preference Shares)	370,003
41,700	Natura Cosmeticos SA	400,447
134,612	Oi SA(a)	253,600
343,908	Oi SA (Preference Shares)(a)	647,899
2,752,262	Petroleo Brasileiro SA(a)	13,077,386
3,209,247	Petroleo Brasileiro SA (Preference Shares)(a)	13,964,647
26,700	Porto Seguro SA	335,547
46,275	Souza Cruz SA	424,322
65,500	Sul America SA	310,132
71,743	Telefonica Brasil SA (Preference Shares)	1,196,095
144,266	Tim Participacoes SA	464,203
46,454	Tractebel Energia SA	552,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
64,996	Ultrapar Participacoes SA	$1,502,750
44,184	Usinas Siderurgicas de Minas Gerais SA	247,361
121,132	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	241,129
712,023	Vale SA	5,377,476
1,076,827	Vale SA (Preference Shares)	6,516,867

		88,181,663

	Chile—1.1%
3,731,446	Banco de Chile	428,867
11,312,827	Banco Santander Chile	609,050
143,016	Cencosud SA	370,552
450,171	Empresa Nacional de Electricidad SA	693,516
28,889	Empresas COPEC SA	331,610
3,199,829	Enersis SA	1,117,738
62,179	LATAM Airlines Group SA(a)	595,034
44,299	S.A.C.I. Falabella	345,550
11,414	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	250,296

		4,742,213

	China—25.5%
673,726	Agile Property Holdings Ltd.	564,977
4,672,813	Agricultural Bank of China Ltd., H-Shares	2,640,501
615,558	Aluminum Corp. of China Ltd., H-Shares(a)	397,075
126,062	Anhui Conch Cement Co. Ltd., H-Shares	512,305
12,719,628	Bank of China Ltd., H-Shares	8,746,524
1,445,002	Bank of Communications Co. Ltd., H-Shares	1,485,801
52,610	Beijing Enterprises Holdings Ltd.	481,904
602,897	Belle International Holdings Ltd.	775,483
1,139,696	China CITIC Bank Corp. Ltd., H-Shares	1,036,602
989,711	China Coal Energy Co. Ltd., H-Shares	652,474
689,879	China Communications Construction Co. Ltd., H-Shares	1,262,069
15,100,471	China Construction Bank Corp., H-Shares	14,708,599
410,570	China Life Insurance Co. Ltd., H-Shares	1,999,577
353,542	China Longyuan Power Group Corp., H-Shares	440,608
688,401	China Merchants Bank Co. Ltd., H-Shares	2,082,659
123,112	China Merchants Holdings International Co. Ltd.	559,878
824,950	China Minsheng Banking Corp. Ltd., H-Shares	1,211,166
694,519	China Mobile Ltd.	9,918,948
1,015,898	China National Building Material Co. Ltd., H-Shares	1,237,246
192,514	China Oilfield Services Ltd., H-Shares	397,389
412,032	China Overseas Land & Investment Ltd.	1,724,962
181,471	China Pacific Insurance (Group) Co. Ltd., H-Shares	990,333
7,683,408	China Petroleum & Chemical Corp. (Sinopec), H-Shares	7,196,550
405,968	China Railway Construction Corp. Ltd., H-Shares	812,863
727,993	China Railway Group Ltd., H-Shares	1,025,613
281,472	China Resources Enterprise Ltd.	864,263
207,177	China Resources Land Ltd.	755,082

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
290,683	China Resources Power Holdings Co. Ltd.	$879,420
731,713	China Shenhua Energy Co. Ltd., H-Shares	1,902,172
3,038,283	China Telecom Corp. Ltd., H-Shares	2,261,715
1,064,034	China Unicom (Hong Kong) Ltd.(a)	1,998,714
146,498	China Vanke Co. Ltd., H-Shares(a)	390,288
514,588	Chongqing Rural Commercial Bank Co. Ltd. H-Shares	460,737
225,835	CITIC Ltd.	452,768
3,580,736	CNOOC Ltd.	6,070,179
250,869	COSCO Pacific Ltd.	394,210
1,164,159	Country Garden Holdings Co. Ltd.	630,806
572,049	Datang International Power Generation Co. Ltd., H-Shares	336,536
426,233	Dongfeng Motor Group Co. Ltd., H-Shares	711,566
53,682	ENN Energy Holdings Ltd.	387,838
1,756,841	Evergrande Real Estate Group Ltd.	1,665,918
1,481,728	GCL-Poly Energy Holdings Ltd.(a)	449,232
3,311,765	GOME Electrical Appliances Holding Ltd.	850,250
49,522	Great Wall Motor Co. Ltd., H-Shares	377,909
329,014	Greentown China Holdings Ltd.	409,190
362,070	Guangzhou R&F Properties Co. Ltd., H-Shares	463,381
39,853	Hengan International Group Co. Ltd.	492,561
665,093	Huaneng Power International, Inc., H-Shares	952,444
13,839,196	Industrial & Commercial Bank of China Ltd., H-Shares	12,033,851
308,782	Jiangxi Copper Co. Ltd., H-Shares	640,578
434,142	Kunlun Energy Co. Ltd.	516,972
744,458	Lenovo Group Ltd.	1,287,001
548,800	People’s Insurance Co. (Group) of China Ltd., H-Shares	381,625
3,170,848	PetroChina Co. Ltd., H-Shares	4,074,447
276,732	PICC Property & Casualty Co. Ltd., H-Shares	615,503
162,180	Ping An Insurance (Group) Co. of China Ltd., H-Shares	2,330,861
606,210	Poly Property Group Co. Ltd.	390,263
228,814	Shimao Property Holdings Ltd.	541,987
133,665	Sinopharm Group Co. Ltd., H-Shares	636,323
49,711	Tencent Holdings Ltd.	1,031,911
390,328	Yanzhou Coal Mining Co. Ltd., H-Shares	390,270
1,410,440	Yuexiu Property Co. Ltd.	345,734

		112,236,611

	India—5.7%
14,980	Axis Bank Ltd. GDR(b)	664,363
9,006	Gail India Ltd. GDR(b)	306,204
11,761	HDFC Bank Ltd. ADR	668,495
127,755	ICICI Bank Ltd. ADR	1,396,362
68,013	Infosys Ltd. ADR	2,107,043
29,220	Larsen & Toubro Ltd. GDR(b)	746,571
39,174	Mahindra & Mahindra Ltd. GDR(b)	705,132
146,602	PowerShares India Portfolio(c)	3,080,108
284,509	Reliance Industries Ltd. GDR(b)	7,653,292
13,151	Reliance Infrastructure Ltd. GDR(b)	263,020
44,114	Sesa Sterlite Ltd. ADR	579,658
72,331	State Bank of India GDR(b)	3,055,985
28,030	Tata Motors Ltd. ADR	1,154,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
392,405	Tata Steel Ltd. GDR(b)	$2,248,480
27,689	Wipro Ltd. ADR	317,593

		24,946,862

	Indonesia—1.5%
3,534,491	PT Adaro Energy Tbk	238,587
2,149,146	PT Astra International Tbk	1,135,711
595,696	PT Bank Central Asia Tbk	619,248
834,408	PT Bank Mandiri Persero Tbk	691,987
724,221	PT Bank Negara Indonesia (Persero) Tbk	358,968
899,071	PT Bank Rakyat Indonesia (Persero) Tbk	806,303
676,535	PT Indofood Sukses Makmur Tbk	352,294
1,312,598	PT Perusahaan Gas Negara Persero Tbk	415,171
313,647	PT Semen Indonesia (Persero) Tbk	302,456
6,595,223	PT Telekomunikasi Indonesia Persero Tbk	1,330,492
277,474	PT United Tractors Tbk	458,086

		6,709,303

	Malaysia—2.7%
254,500	AMMB Holdings Bhd	463,767
520,600	Axiata Group Bhd	985,215
657,400	CIMB Group Holdings Bhd	1,089,052
321,200	DiGi.Com Bhd	542,022
157,700	Genting Bhd	387,442
169,500	IJM Corp. Bhd	348,852
310,900	IOI Corp. Bhd	378,859
725,100	Malayan Banking Bhd	1,875,101
333,000	Maxis Bhd	648,890
190,100	MISC Bhd	488,394
196,800	Petronas Chemicals Group Bhd	324,362
54,700	Petronas Gas Bhd	348,950
295,900	Public Bank Bhd	1,618,456
378,000	SapuraKencana Petroleum Bhd	282,319
264,300	Sime Darby Bhd	672,345
148,900	Telekom Malaysia Bhd	309,799
151,400	Tenaga Nasional Bhd	610,446
112,600	UMW Holdings Bhd	336,393

		11,710,664

	Mexico—3.9%
391,971	Alfa SAB de CV, Class A	794,869
4,365,996	America Movil SAB de CV, Series L	4,578,911
2,714,632	Cemex SAB de CV(a)	2,615,508
45,112	Coca-Cola Femsa SAB de CV, Series L	360,434
326,796	Empresas ICA SAB de CV(a)	289,759
104,502	Fibra Uno Administracion SA de CV REIT	260,423
166,703	Fomento Economico Mexicano SAB de CV(a)	1,509,355
98,492	Grupo Bimbo SAB de CV(a)	264,169
206,679	Grupo Financiero Banorte SAB de CV, Class O	1,177,033
151,324	Grupo Financiero Inbursa SAB de CV, Class O	360,851
296,440	Grupo Financiero Santander Mexico SAB de CV, Series B	603,266
454,809	Grupo Mexico SAB de CV, Series B	1,402,246
166,749	Grupo Televisa SAB, Series CPO(a)	1,212,116
138,518	Mexichem SAB de CV(a)	396,232
140,212	OHL Mexico SAB de CV(a)	282,142

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico (continued)
536,014	Wal-Mart de Mexico SAB de CV	$1,264,584

		17,371,898

	Multinational—0.1%
47,400	Grupo BTG Pactual	469,250

	Poland—2.0%
18,001	Bank Pekao SA	935,188
55,127	Energa SA, Class A	382,014
49,283	KGHM Polska Miedz SA	1,726,700
207,316	Orange Polska SA	585,914
186,883	PGE Polska Grupa Energetyczna SA	1,074,457
64,342	Polski Koncern Naftowy Orlen SA	1,220,842
161,891	Powszechna Kasa Oszczednosci Bank Polski SA	1,619,314
8,540	Powszechny Zaklad Ubezpieczen SA	1,112,015

		8,656,444

	Russia—11.9%
311,274	Federal Hydro-Generating Co. (RUSHYDRO) JSC ADR	376,642
2,579,373	Gazprom OAO ADR	15,280,206
211,129	LUKOIL OAO ADR	10,809,805
17,687	Magnit PJSC GDR(b)	975,438
27,084	MegaFon OAO GDR(b)	460,428
83,761	MMC Norilsk Nickel OJSC ADR	1,573,032
198,119	Mobile TeleSystems OJSC ADR	2,393,277
11,077	NovaTek OAO GDR(b)	1,076,684
513,512	Rosneft Oil Co. OAO GDR(b)	2,536,749
1,223,248	Sberbank of Russia ADR	7,304,014
36,020	Severstal PAO GDR(b)	399,102
74,125	Sistema JSFC GDR(b)	559,644
580,402	Surgutneftegas OAO ADR	4,207,914
47,074	Tatneft ADR	1,616,521
26,384	Uralkali PJSC GDR(b)	390,747
1,061,465	VTB Bank OJSC GDR(b)	2,636,679

		52,596,882

	South Africa—8.2%
379,526	African Bank Investments Ltd.(a)	0
26,158	African Rainbow Minerals Ltd.	237,379
92,236	AngloGold Ashanti Ltd.(a)	1,040,226
62,078	Barclays Africa Group Ltd.	989,518
42,336	Barloworld Ltd.	336,743
50,746	Bidvest Group Ltd. (The)	1,369,565
28,883	Exxaro Resources Ltd.	234,907
304,483	FirstRand Ltd.	1,447,269
23,132	Foschini Group Ltd. (The)	340,901
273,426	Gold Fields Ltd.	1,241,333
234,442	Growthpoint Properties Ltd. REIT	547,273
151,051	Harmony Gold Mining Co. Ltd.(a)	288,050
133,767	Impala Platinum Holdings Ltd.(a)	738,417
43,550	Imperial Holdings Ltd.	726,638
40,401	Investec Ltd.	382,142
26,978	Kumba Iron Ore Ltd.	361,387
27,346	Liberty Holdings Ltd.	379,216
78,384	Life Healthcare Group Holdings Ltd.	267,549
20,902	Massmart Holdings Ltd.	262,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Africa (continued)
25,984	Mediclinic International Ltd.	$274,137
134,141	MMI Holdings Ltd.	379,777
13,641	Mondi Ltd.	273,547
13,147	Mr. Price Group Ltd.	279,673
287,974	MTN Group Ltd.	5,756,518
85,163	Nampak Ltd.	303,794
6,579	Naspers Ltd., Class N	1,029,554
33,060	Nedbank Group Ltd.	710,023
129,876	Netcare Ltd.	452,649
357,936	Redefine Properties Ltd. REIT	361,045
27,960	Remgro Ltd.	619,013
189,148	Sanlam Ltd.	1,217,676
89,891	Sappi Ltd.(a)	366,897
113,433	Sasol Ltd.	4,559,938
49,216	Shoprite Holdings Ltd.	700,607
136,484	Sibanye Gold Ltd.	321,457
27,550	SPAR Group Ltd. (The)	440,112
217,932	Standard Bank Group Ltd.	3,182,540
174,030	Steinhoff International Holdings Ltd.	1,100,119
75,392	Telkom SA SOC Ltd.(a)	517,068
16,228	Tiger Brands Ltd.	420,761
48,544	Truworths International Ltd.	352,098
56,279	Vodacom Group Ltd.	698,018
71,578	Woolworths Holdings Ltd.	535,930

		36,043,715

	Taiwan—13.1%
945,571	Acer, Inc.(a)	620,583
695,811	Advanced Semiconductor Engineering, Inc.	990,575
158,738	Asustek Computer, Inc.	1,687,103
2,575,000	AU Optronics Corp.	1,299,019
51,000	Catcher Technology Co. Ltd.	599,491
856,440	Cathay Financial Holding Co. Ltd.	1,501,692
189,894	Cheng Shin Rubber Industry Co. Ltd.	455,111
1,836,081	China Development Financial Holding Corp.	767,382
473,700	China Life Insurance Co. Ltd.	502,686
1,150,360	China Steel Corp.	967,210
470,000	Chunghwa Telecom Co. Ltd.	1,519,297
1,437,054	Compal Electronics, Inc.	1,313,835
1,715,209	CTBC Financial Holding Co. Ltd.	1,338,519
164,000	Delta Electronics, Inc.	990,662
568,163	E.Sun Financial Holding Co. Ltd.	389,585
362,728	Far Eastern New Century Corp.	399,136
205,000	Far EasTone Telecommunications Co. Ltd.	489,306
691,228	First Financial Holding Co. Ltd.	435,601
310,920	Formosa Chemicals & Fibre Corp.	793,899
161,000	Formosa Petrochemical Corp.	415,301
418,280	Formosa Plastics Corp.	1,077,591
156,232	Foxconn Technology Co. Ltd.	446,363
874,928	Fubon Financial Holding Co. Ltd.	1,888,354
130,000	Highwealth Construction Corp.	340,430
2,260,282	Hon Hai Precision Industry Co. Ltd.	6,789,850
336,233	HTC Corp.(a)	1,388,803
2,732,490	Innolux Corp.	1,418,618
1,129,000	Inventec Corp.	799,951
699,859	Lite-On Technology Corp.	886,650
118,091	MediaTek, Inc.	1,523,083

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
968,640	Mega Financial Holding Co. Ltd.	$863,445
471,940	Nan Ya Plastics Corp.	1,163,439
55,000	Novatek Microelectronics Corp.	289,133
445,106	Pegatron Corp.	1,326,918
533,740	Pou Chen Corp.	750,261
203,200	Powertech Technology, Inc.	376,862
48,000	President Chain Store Corp.	355,776
392,000	Quanta Computer, Inc.	985,568
95,000	Radiant Opto-Electronics Corp.	313,296
1,075,465	Shin Kong Financial Holding Co. Ltd.	349,405
372,000	Siliconware Precision Industries Co. Ltd.	614,615
1,110,017	SinoPac Financial Holdings Co. Ltd.	503,795
214,000	Synnex Technology International Corp.	303,957
1,115,188	Taishin Financial Holding Co. Ltd.	511,604
609,089	Taiwan Cement Corp.	867,116
185,400	Taiwan Mobile Co. Ltd.	653,797
1,734,000	Taiwan Semiconductor Manufacturing Co. Ltd.	8,322,928
272,000	Teco Electric and Machinery Co. Ltd.	265,108
59,000	TPK Holding Co. Ltd.	367,955
452,000	Unimicron Technology Corp.	270,084
609,405	Uni-President Enterprises Corp.	1,000,884
2,671,000	United Microelectronics Corp.	1,273,317
1,008,219	Wistron Corp.	860,867
266,760	WPG Holdings Ltd.	334,473
994,438	Yuanta Financial Holding Co. Ltd.	579,596

		57,539,885

	Thailand—2.3%
117,396	Advanced Info Service PCL NVDR	854,695
75,597	Bangkok Bank PCL NVDR	424,251
345,383	Banpu PCL NVDR	303,841
556,365	Charoen Pokphand Foods PCL NVDR	376,367
293,294	CP ALL PCL NVDR	373,680
2,273,948	IRPC PCL NVDR	317,311
107,993	Kasikornbank PCL NVDR	687,958
471,144	Krung Thai Bank PCL NVDR	285,845
277,496	PTT Exploration & Production PCL NVDR	984,894
433,889	PTT Global Chemical PCL NVDR	845,666
230,032	PTT PCL NVDR	2,484,192
28,138	Siam Cement PCL (The) NVDR	459,222
152,526	Siam Commercial Bank PCL (The) NVDR	735,678
297,361	Thai Oil PCL NVDR	527,700
127,888	Total Access Communication PCL NVDR	336,547

		9,997,847

	Turkey—1.9%
274,643	Akbank TAS	799,757
18,033	BIM Birlesik Magazalar AS	333,676
236,705	Eregli Demir ve Celik Fabrikalari TAS	398,173
198,152	Haci Omer Sabanci Holding AS	723,677
163,610	Koc Holding AS	773,664
46,603	Tupras Turkiye Petrol Rafinerileri AS(a)	1,130,604
88,578	Turk Hava Yollari AO(a)	294,029
153,027	Turk Telekomunikasyon AS	422,731
134,481	Turkcell Iletisim Hizmetleri AS	598,218
338,472	Turkiye Garanti Bankasi AS	1,076,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Turkey (continued)
126,763	Turkiye Halk Bankasi AS	$642,072
318,065	Turkiye Is Bankasi Group C	715,755
223,189	Turkiye Vakiflar Bankasi TAO	396,295
165,085	Yapi ve Kredi Bankasi AS	258,567

		8,563,941

	Total Investments (Cost $419,297,326)—99.9%	439,767,178
	Other assets less liabilities—0.1%	629,821

	Net Assets—100.0%	$440,396,999

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $24,678,518, which represented 5.60% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares Global Agriculture Portfolio (PAGG)

April 30, 2015

(Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Fertilizers & Agricultural Chemicals	57.4
Agricultural Products	42.3
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—2.3%
77,792	GrainCorp Ltd., Class A	$608,062
75,425	Nufarm Ltd.	433,693

		1,041,755

	Brazil—0.3%
20,938	SLC Agricola SA	121,828

	Canada—11.3%
16,323	Agrium, Inc.	1,684,520
105,096	Potash Corp. of Saskatchewan, Inc.	3,418,603

		5,103,123

	China—2.2%
891,635	China Agri-Industries Holdings Ltd.	509,594
299,271	China BlueChemical Ltd., H-Shares	133,590
901,640	China Modern Dairy Holdings Ltd.(a)	367,582

		1,010,766

	Denmark—0.4%
3,824	Auriga Industries A/S, Class B(a)	183,736

	Germany—4.3%
58,378	K+S AG	1,917,981

	Indonesia—4.2%
2,727,305	Golden Agri-Resources Ltd.	864,798
140,489	PT Astra Agro Lestari Tbk	220,556
3,135,281	PT Charoen Pokphand Indonesia Tbk	685,710
1,188,522	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	130,657

		1,901,721

	Israel—3.7%
189,281	Israel Chemicals Ltd.	1,325,134
980	Israel Corp. Ltd. (The)	361,178

		1,686,312

	Japan—1.2%
8,898	Hokuto Corp.	159,862
19,157	Kumiai Chemical Industry Co. Ltd.	169,527
20,774	Nihon Nohyaku Co. Ltd.	219,075

		548,464

	Malaysia—8.9%
790,400	Felda Global Ventures Holdings Bhd	459,393
147,200	Genting Plantations Bhd	409,589

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia (continued)
1,444,090	IOI Corp. Bhd	$1,759,751
226,574	Kuala Lumpur Kepong Bhd	1,408,493

		4,037,226

	Norway—3.9%
34,126	Yara International ASA(b)	1,749,889

	Russia—0.9%
33,017	Phosagro OAO GDR(c)	404,458

	Singapore—4.9%
201,881	First Resources Ltd.	271,298
792,258	Wilmar International Ltd.	1,949,916

		2,221,214

	Switzerland—7.9%
10,656	Syngenta AG	3,575,885

	Taiwan—1.3%
310,099	Taiwan Fertilizer Co. Ltd.	571,070

	Turkey—0.2%
35,479	Gubre Fabrikalari TAS	94,826

	United States—41.8%
78,841	Archer-Daniels-Midland Co.	3,853,748
23,080	Bunge Ltd.	1,993,420
6,163	CF Industries Holdings, Inc.	1,771,678
69,974	Darling Ingredients, Inc.(a)	955,845
14,828	Fresh Del Monte Produce, Inc.	547,598
22,959	Ingredion, Inc.	1,822,944
23,573	Intrepid Potash, Inc.(a)	295,370
31,345	Monsanto Co.	3,572,076
70,877	Mosaic Co. (The)	3,118,588
14,995	Scotts Miracle-Gro Co. (The), Class A	967,327

		18,898,594

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $50,766,357)—99.7%	45,068,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Global Agriculture Portfolio (PAGG) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.0%
1,378,275	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $1,378,275)	$1,378,275

	Total Investments (Cost $52,144,632)—102.7%	46,447,123
	Other assets less liabilities—(2.7)%	(1,228,849)

	Net Assets—100.0%	$45,218,274

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $404,458, which represented 0.89% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$1,306,810	$(1,306,810)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2015

(Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Renewable Electricity	18.3
Semiconductors	16.0
Heavy Electrical Equipment	11.7
Semiconductor Equipment	10.6
Electrical Components & Equipment	7.4
Building Products	7.3
Construction & Engineering	3.0
Industrial Machinery	2.8
Oil & Gas Refining & Marketing	2.6
Automobile Manufacturers	2.5
Electronic Equipment & Instruments	2.3
Electric Utilities	2.3
Environmental & Facilities Services	2.2
Auto Parts & Equipment	1.7
Electronic Components	1.6
Packaged Foods & Meats	1.1
Specialty Chemicals	1.1
Research & Consulting Services	1.0
Application Software	1.0
Diversified Chemicals	0.8
Internet Software & Services	0.5
Aerospace & Defense	0.4
Coal & Consumable Fuels	0.4
Asset Management & Custody Banks	0.4
Homebuilding	0.4
Independent Power Producers & Energy Traders	0.3
Electronic Manufacturing Services	0.2
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Austria—0.7%
31,428	Verbund AG	$533,708

	Brazil—1.1%
62,500	Sao Martinho SA	798,795

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada—3.7%
67,823	Ballard Power Systems, Inc.(a)(b)	$150,624
34,918	Boralex, Inc., Class A	399,269
27,598	Canadian Solar, Inc.(b)	976,969
11,216	Hydrogenics Corp.(a)(b)	136,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares Global Clean Energy Portfolio (PBD) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
63,316	Innergex Renewable Energy, Inc.	$586,506
36,794	TransAlta Renewables, Inc.(a)	378,800

		2,628,555

	China—18.2%
74,642	BYD Co. Ltd., H-Shares	454,045
2,600,640	China Datang Corp. Renewable Power Co. Ltd., H-Shares	432,817
478,498	China Everbright International Ltd.	896,356
1,222,697	China Longyuan Power Group Corp., H-Shares	1,523,807
666,124	China Singyes Solar Technologies Holdings Ltd.	1,094,859
3,598,022	GCL-Poly Energy Holdings Ltd.(b)	1,090,851
3,686,599	Huaneng Renewables Corp. Ltd., H-Shares	1,617,107
27,972	JA Solar Holdings Co. Ltd. ADR(a)(b)	280,279
1,246,632	Shunfeng International Clean Energy Ltd.(b)	881,359
79,571	Trina Solar Ltd. ADR(a)(b)	971,562
303,684	Wasion Group Holdings Ltd.	480,337
828,278	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,929,869
3,064,578	Xinyi Solar Holdings Ltd.	1,079,362
137,893	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	255,102

		12,987,712

	Denmark—4.8%
16,472	Novozymes A/S, Class B	761,273
9,579	Rockwool International A/S, Class B	1,268,570
30,085	Vestas Wind Systems A/S	1,369,184

		3,399,027

	France—1.3%
11,314	Albioma SA	236,189
11,128	Blue Solutions SA(a)(b)	298,021
9,541	Saft Groupe SA	380,605

		914,815

	Germany—4.6%
152,638	Aixtron SE(a)(b)	1,013,745
40,801	Capital Stage AG	294,982
21,393	CENTROTEC Sustainable AG	342,439
62,266	Nordex SE(b)	1,353,231
19,711	SMA Solar Technology AG(a)(b)	295,416

		3,299,813

	Hong Kong—5.8%
2,020,796	China High Speed Transmission Equipment Group Co. Ltd.(b)	1,830,178
6,355,662	FDG Electric Vehicles Ltd.(b)	631,372
1,126,753	Hanergy Thin Film Power Group Ltd.	1,049,542
22,867	Sky Solar Holdings Ltd. ADR(a)(b)	239,189
2,364,211	United Photovoltaics Group Ltd.(b)	362,967

		4,113,248

	Ireland—1.7%
59,718	Kingspan Group PLC	1,185,769

	Italy—1.3%
294,645	Enel Green Power SpA	574,156
280,945	Falck Renewables SpA	371,164

		945,320

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan—2.8%
75,555	GS Yuasa Corp.	$356,719
345,072	Meidensha Corp.	1,147,645
28,766	Takuma Co. Ltd.	222,109
32,261	West Holdings Corp.	235,346

		1,961,819

	New Zealand—1.5%
126,513	Contact Energy Ltd.	547,102
235,466	Mighty River Power Ltd.	539,609

		1,086,711

	Norway—0.7%
854,503	REC Silicon ASA(b)	239,267
21,286	REC Solar ASA(b)	288,126

		527,393

	Philippines—0.8%
3,083,828	Energy Development Corp.	560,948

	Portugal—1.8%
183,571	EDP Renovaveis SA	1,286,245

	South Korea—2.3%
68,579	Seoul Semiconductor Co. Ltd.(b)	1,241,075
24,683	Taewoong Co. Ltd.(b)	378,765

		1,619,840

	Spain—3.0%
226,419	Abengoa SA, Class B	735,516
102,850	Gamesa Corp. Tecnologica SA(b)	1,385,288

		2,120,804

	Sweden—1.8%
47,062	NIBE Industrier AB, Class B	1,253,431

	Switzerland—0.4%
40,002	Meyer Burger Technology AG(a)(b)	274,109

	Taiwan—6.2%
688,131	Epistar Corp.	1,078,505
502,000	Everlight Electronics Co. Ltd.	1,163,782
199,000	Motech Industries, Inc.	256,011
1,089,241	Neo Solar Power Corp.	979,840
616,000	Sino-American Silicon Products, Inc.	910,142

		4,388,280

	Thailand—1.4%
951,846	Energy Absolute PCL NVDR	757,954
326,365	SPCG PCL NVDR	269,785

		1,027,739

	Turkey—0.2%
410,620	Akenerji Elektrik Uretim AS(b)	170,379

	United Kingdom—3.0%
29,159	Dialight PLC	312,998
227,426	Greencoat UK Wind PLC	385,320
78,131	Infinis Energy PLC	227,649
70,757	Intelligent Energy Holdings PLC(b)	88,076
243,512	Renewables Infrastructure Group Ltd. (The)	395,734
29,622	Ricardo PLC	384,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Global Clean Energy Portfolio (PBD) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
111,065	Utilitywise PLC	$372,934

		2,167,369

	United States—30.8%
18,406	A.O. Smith Corp.	1,176,143
7,223	Acuity Brands, Inc.	1,205,880
12,390	Aerovironment, Inc.(b)	317,184
46,424	Ameresco, Inc., Class A(b)	311,969
224,686	Capstone Turbine Corp.(a)(b)	141,148
34,782	Covanta Holding Corp.	705,727
32,077	Cree, Inc.(b)	1,016,199
30,483	EnerNOC, Inc.(b)	336,837
23,117	Enphase Energy, Inc.(a)(b)	290,581
15,983	First Solar, Inc.(b)	953,706
112,343	FuelCell Energy, Inc.(a)(b)	138,182
28,754	Green Plains, Inc.	895,400
32,007	Itron, Inc.(b)	1,147,771
23,930	Johnson Controls, Inc.	1,205,593
13,955	LSB Industries, Inc.(b)	591,832
13,821	Maxwell Technologies, Inc.(a)(b)	77,398
31,850	Opower, Inc.(a)(b)	318,500
15,259	Ormat Technologies, Inc.	558,327
46,221	Pattern Energy Group, Inc.	1,339,485
52,967	Plug Power, Inc.(a)(b)	134,536
27,071	PowerSecure International, Inc.(b)	354,901
23,655	Renewable Energy Group, Inc.(b)	217,863
35,699	Silver Spring Networks, Inc.(a)(b)	346,994
19,007	SolarCity Corp.(a)(b)	1,141,370
79,644	Solazyme, Inc.(a)(b)	306,629
20,160	SunEdison, Inc.(b)	510,451
30,202	SunPower Corp.(b)	972,202
13,432	TerraForm Power, Inc., Class A(b)	530,967
6,012	Tesla Motors, Inc.(a)(b)	1,359,013
25,331	Universal Display Corp.(b)	1,116,337
36,577	Veeco Instruments, Inc.(b)	1,079,387
79,902	Vivint Solar, Inc.(b)	1,128,216

		21,926,728

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $61,087,458)—99.9%	71,178,557

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.6%
5,383,488	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $5,383,488)	5,383,488

	Total Investments (Cost $66,470,946)—107.5%	76,562,045
	Other assets less liabilities—(7.5)%	(5,329,255)

	Net Assets—100.0%	$71,232,790

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2015.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$4,975,213	$(4,975,213)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

April 30, 2015

(Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Gold	77.3
Precious Metals & Minerals	14.9
Silver	7.9
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments

Number of Shares		Value
	Common Stocks—100.1%
	Australia—7.8%
113,563	Evolution Mining Ltd.	$89,573
136,727	Newcrest Mining Ltd.(a)	1,558,337
108,075	Northern Star Resources Ltd.	188,389
56,839	OceanaGold Corp.	107,930
68,822	Regis Resources Ltd.(a)	68,126

		2,012,355

	Canada—49.1%
33,748	Agnico Eagle Mines Ltd.	1,017,525
23,900	Alamos Gold, Inc.	164,562
47,151	AuRico Gold, Inc.	163,885
173,257	B2Gold Corp.(a)	270,345
166,749	Barrick Gold Corp.	2,158,617
30,242	Centerra Gold, Inc.	155,798
31,762	Detour Gold Corp.(a)(b)	334,337
12,009	Dominion Diamond Corp.	235,768
20,153	Dundee Precious Metals, Inc.(a)	48,417
134,477	Eldorado Gold Corp.	667,250
22,187	First Majestic Silver Corp.(a)(b)	107,707
24,251	Fortuna Silver Mines, Inc.(a)	91,498
27,912	Franco-Nevada Corp.	1,443,474
98,487	Goldcorp, Inc.	1,846,555
73,528	IAMGOLD Corp.(a)	163,901
214,797	Kinross Gold Corp.(a)	519,592
13,021	MAG Silver Corp.(a)	90,085
95,680	New Gold, Inc.(a)	319,921
28,522	Pan American Silver Corp.	271,975
18,757	Pretium Resources, Inc.(a)(b)	107,625
30,474	Primero Mining Corp.(a)	111,958
234,413	Romarco Minerals, Inc.(a)	88,056
69,897	Rubicon Minerals Corp.(a)(b)	76,750
22,162	Sandstorm Gold Ltd.(a)(b)	78,493
52,281	SEMAFO, Inc.(a)	160,134
15,234	Silver Standard Resources, Inc.(a)(b)	82,506
55,568	Silver Wheaton Corp.	1,091,862
148,151	Torex Gold Resources, Inc.(a)	136,990
175,975	Yamana Gold, Inc.	669,758

		12,675,344

	China—1.8%
48,986	Zhaojin Mining Industry Co. Ltd., H-Shares	35,012

Number of Shares		Value
	Common Stocks (continued)
	China (continued)
1,134,332	Zijin Mining Group Co. Ltd., H-Shares	$437,568

		472,580

	Hong Kong—0.2%
754,290	China Precious Metal Resources Holdings Co. Ltd.(a)	64,227

	Japan—0.5%
6,332	Asahi Holdings, Inc.	119,423

	Jersey Island—4.8%
203,698	Centamin PLC	198,776
13,562	Randgold Resources Ltd.	1,034,567

		1,233,343

	Mexico—2.9%
31,879	Fresnillo PLC	352,483
23,920	Industrias Penoles SAB de CV	405,199

		757,682

	Russia—2.7%
40,367	Polymetal International PLC	328,470
125,470	Polyus Gold International Ltd.	362,012

		690,482

	South Africa—12.4%
11,159	Anglo American Platinum Ltd.(a)	305,338
75,829	AngloGold Ashanti Ltd.(a)	855,190
146,004	Gold Fields Ltd.	662,847
70,705	Harmony Gold Mining Co. Ltd.(a)	134,832
97,288	Impala Platinum Holdings Ltd.(a)	537,047
83,231	Northam Platinum Ltd.(a)	339,923
10,919	Royal Bafokeng Platinum Ltd.(a)	47,297
142,543	Sibanye Gold Ltd.	335,728

		3,218,202

	Turkey—0.3%
8,629	Koza Altin Isletmeleri AS	89,833

	United Kingdom—2.0%
28,622	Acacia Mining PLC	127,072
83,455	Lonmin PLC(a)	184,808
81,402	Petra Diamonds Ltd.(a)	197,649

		509,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Global Gold and Precious Metals Portfolio (PSAU) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	United States—15.6%
29,085	Argonaut Gold, Inc.(a)	$48,745
19,494	Coeur Mining, Inc.(a)	101,759
67,397	Hecla Mining Co.	203,539
82,469	Newmont Mining Corp.	2,184,604
11,432	Royal Gold, Inc.	737,707
22,668	Stillwater Mining Co.(a)	304,431
31,551	Tahoe Resources, Inc.(b)	444,123

		4,024,908

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $41,646,208)—100.1%	25,867,908

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.3%
596,662	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $596,662)	596,662

	Total Investments (Cost $42,242,870)—102.4%	26,464,570
	Other assets less liabilities—(2.4)%	(629,291)

	Net Assets—100.0%	$25,835,279

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$556,696	$(556,696)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares Global Water Portfolio (PIO)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Industrials	49.7
Utilities	42.0
Health Care	4.0
Information Technology	3.1
Materials	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks—100.0%
	Brazil—3.3%
1,223,641	Cia de Saneamento Basico do Estado de Sao Paulo	$7,262,570
306,147	Cia de Saneamento de Minas Gerais—Copasa MG	1,852,776

		9,115,346

	Canada—0.1%
24,833	Pure Technologies Ltd.	161,965

	Cayman Islands—0.3%
66,034	Consolidated Water Co. Ltd.	793,068

	China—7.2%
17,392,239	Beijing Enterprises Water Group Ltd.(a)	15,056,079
2,611,014	China Everbright Water Ltd.(a)	2,207,796
2,569,703	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	2,708,562

		19,972,437

	Finland—1.6%
291,191	Kemira Oyj	3,416,299
71,333	Uponor Oyj	1,100,666

		4,516,965

	France—12.8%
604,437	Suez Environnement Co.	12,326,893
1,107,788	Veolia Environnement SA(a)(b)	23,485,996

		35,812,889

	Hong Kong—0.4%
4,601,294	China Water Industry Group Ltd.(a)	1,234,745

	Japan—4.2%
415,962	Kurita Water Industries Ltd.	10,844,835
79,730	Organo Corp.	357,776
67,762	Torishima Pump Manufacturing Co. Ltd.	502,821

		11,705,432

	Malaysia—0.3%
1,280,305	Puncak Niaga Holdings Bhd(a)	931,066

Number of Shares		Value
	Common Stocks (continued)
	Singapore—2.9%
1,013,539	Hyflux Ltd.	$738,413
43,577,389	SIIC Environment Holdings Ltd.(a)	7,402,448

		8,140,861

	Switzerland—7.7%
60,353	Geberit AG	21,470,440

	United Kingdom—20.9%
469,710	Halma PLC	5,143,016
822,466	Pennon Group PLC	10,844,472
325,265	Pentair PLC	20,215,220
344,415	Severn Trent PLC	11,247,193
739,437	United Utilities Group PLC	11,033,761

		58,483,662

	United States—38.3%
199,892	American Water Works Co., Inc.	10,898,112
347,986	Flowserve Corp.	20,367,621
91,648	Itron, Inc.(a)	3,286,497
36,301	Lindsay Corp.(b)	2,874,676
107,233	Pall Corp.	10,435,915
129,023	Roper Technologies, Inc.	21,697,798
67,815	Toro Co. (The)	4,546,318
86,724	Valmont Industries, Inc.(b)	10,928,958
89,800	Waters Corp.(a)	11,242,062
294,398	Xylem, Inc.	10,898,614

		107,176,571

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $216,397,295)-100.0%	279,515,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Global Water Portfolio (PIO) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—9.6%
26,908,994	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $26,908,994)	$26,908,994

	Total Investments (Cost $243,306,289)—109.6%	306,424,441
	Other assets less liabilities—(9.6)%	(26,782,967)

	Net Assets—100.0%	$279,641,474

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$25,758,693	$(25,758,693)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares International BuyBack Achievers™ Portfolio (IPKW)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Consumer Staples	19.2
Industrials	17.2
Consumer Discretionary	14.0
Telecommunication Services	12.5
Financials	11.9
Information Technology	11.6
Energy	6.1
Materials	6.0
Health Care	1.3
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—7.3%
195,302	Aurizon Holdings Ltd.	$747,116
198,369	Westfield Corp. REIT	1,478,580

		2,225,696

	Canada—14.9%
261,849	AuRico Gold, Inc.	910,121
33,855	Jean Coutu Group (PJC), Inc. (The), Class A	656,277
27,070	Magna International, Inc.	1,358,808
26,703	Metro, Inc.	768,958
26,036	ShawCor Ltd.	878,077

		4,572,241

	China—1.0%
1,780,776	Fantasia Holdings Group Co. Ltd.	291,774

	France—5.1%
22,295	Airbus Group NV	1,548,925

	Germany—5.5%
9,546	Hochtief AG	740,430
70,232	QSC AG	141,972
27,784	Software AG	807,288

		1,689,690

	Indonesia—2.0%
860,781	PT Tambang Batubara Bukit Asam Tbk	620,891

	Japan—30.1%
66,274	Ajinomoto Co., Inc.	1,473,679
5,219	CONEXIO Corp.	51,854
4,783	Hikari Tsushin, Inc.	319,746
8,076	Hiramatsu, Inc.	42,718
36,361	Kinden Corp.	511,673
3,773	Kyoritsu Maintenance Co. Ltd.	182,549
9,837	Nintendo Co. Ltd.	1,670,325

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
15,237	Nippon Gas Co. Ltd.	$380,957
23,472	Nippon Telegraph & Telephone Corp.	1,585,591
40,735	Nipro Corp.	390,773
145,453	Resona Holdings, Inc.	779,955
9,678	Riso Kagaku Corp.	160,208
47,275	SKY Perfect JSAT Holdings, Inc.	296,284
8,476	T-Gaia Corp.	115,166
8,856	Toyo Corp.	83,328
12,062	Unipres Corp.	249,364
6,260	WATAMI Co. Ltd.(a)	61,674
3,830	Wowow, Inc.	127,379
175,225	Yamada Denki Co. Ltd.	718,939

		9,202,162

	Malaysia—2.5%
588,900	Hap Seng Consolidated Bhd	763,925

	Mexico—7.1%
1,407,899	America Movil SAB de CV, Series L	1,476,557
56,926	Gruma SAB de CV, Class B	685,555

		2,162,112

	Netherlands—7.5%
38,109	Corbion NV	871,783
73,435	Koninklijke Ahold NV	1,423,575

		2,295,358

	Poland—2.0%
371,561	Netia SA	606,382

	South Africa—2.1%
49,408	Hosken Consolidated Investments Ltd.	645,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares International BuyBack Achievers™ Portfolio (IPKW) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain—1.0%
78,563	Duro Felguera SA	$316,922

	Thailand—1.1%
812,534	MBK PCL NVDR	350,007

	United Kingdom—10.6%
226,722	KAZ Minerals PLC(a)	909,712
104,447	Sage Group PLC (The)	780,073
96,430	SVG Capital PLC(a)	739,758
37,525	WH Smith PLC	827,515

		3,257,058

	Total Investments (Cost $29,138,260)—99.8%	30,548,423
	Other assets less liabilities—0.2%	75,003

	Net Assets—100.0%	$30,623,426

Investment Abbreviations:

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Consumer Discretionary	25.2
Consumer Staples	18.5
Industrials	16.2
Health Care	12.3
Financials	10.0
Materials	6.2
Information Technology	3.3
Energy	3.1
Utilities	3.0
Telecommunication Services	2.0
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks—99.8%
	Australia—7.2%
1,899	Ansell Ltd.	$39,079
3,762	ARB Corp. Ltd.	37,328
1,337	Australia & New Zealand Banking Group Ltd.	35,844
12,783	Cardno Ltd.	34,886
4,100	carsales.com Ltd.	30,528
9,297	Coca-Cola Amatil Ltd.	75,310
540	Cochlear Ltd.	35,620
1,495	Commonwealth Bank of Australia	104,794
492	CSL Ltd.	35,306
1,712	Domino’s Pizza Enterprises Ltd.	49,463
5,584	iiNET Ltd.	43,780
2,694	JB Hi-Fi Ltd.	41,627
10,650	M2 Group Ltd.	92,234
5,434	Mineral Resources Ltd.	27,859
9,473	Monadelphous Group Ltd.	74,121
8,420	Navitas Ltd.	30,749
2,233	Ramsay Health Care Ltd.	110,238
938	REA Group Ltd.	34,943
6,683	Slater & Gordon Ltd.	33,419
2,290	Sonic Healthcare Ltd.	35,890
11,317	Super Retail Group Ltd.	88,192
13,690	Technology One Ltd.	42,112
6,610	TPG Telecom Ltd.	46,610
1,024	Wesfarmers Ltd.	35,304
2,834	Woolworths Ltd.	65,897

		1,281,133

	Belgium—0.8%
1,509	Colruyt SA	71,339
934	Delhaize Group SA	75,449

		146,788

Number of Shares		Value
	Common Stocks (continued)
	Canada—6.7%
2,643	Alimentation Couche-Tard, Inc., Class B	$100,767
1,271	Bank of Nova Scotia (The)	69,812
744	BCE, Inc.	32,671
1,568	Canadian National Railway Co.	100,844
678	Canadian Tire Corp. Ltd., Class A	71,531
994	Canadian Utilities Ltd., Class A	32,169
2,741	Canadian Western Bank	70,989
1,021	Emera, Inc.	34,274
1,028	Fortis, Inc.	33,329
1,581	Husky Energy, Inc.	35,216
887	IGM Financial, Inc.	33,415
2,563	Imperial Oil Ltd.	112,529
954	Industrial Alliance Insurance & Financial Services, Inc.	34,584
839	Laurentian Bank of Canada	33,449
666	Loblaw Cos. Ltd.	33,722
1,904	Manulife Financial Corp.	34,520
2,673	Metro, Inc.	76,973
1,683	National Bank of Canada	67,737
1,316	Power Corp. of Canada	36,017
1,157	Power Financial Corp.	35,648
516	Royal Bank of Canada	34,127
1,147	Suncor Energy, Inc.	37,206
971	TELUS Corp.	33,453

		1,184,982

	China—0.4%
10,000	ENN Energy Holdings Ltd.	72,247

	Denmark—1.4%
417	Coloplast A/S, Class B	34,061
2,361	Novo Nordisk A/S, Class B	134,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares S&P International Developed High Quality Portfolio (IDHQ) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Denmark (continued)
1,699	Novozymes A/S, Class B	$78,521

		246,833

	Finland—0.4%
782	Kone Oyj, Class B	33,710
1,135	Orion Oyj, Class B	37,201

		70,911

	France—5.8%
857	Air Liquide SA	112,164
342	bioMerieux	36,828
208	Christian Dior SE	40,788
591	Dassault Systemes	45,562
642	Essilor International SA	78,234
1,044	Eutelsat Communications SA	36,359
100	Hermes International	37,768
337	Ingenico	42,332
186	Kering	34,400
460	LVMH Moet Hennessy Louis Vuitton SE	80,720
575	Orpea	37,854
320	Pernod Ricard SA	39,802
495	Publicis Groupe SA	41,523
621	Rubis SCA	42,190
389	Sanofi	39,754
481	SEB SA	44,585
726	Sodexo SA	73,477
642	Vinci SA	39,437
471	Virbac SA	122,497

		1,026,274

	Germany—5.2%
1,048	Adidas AG	86,220
445	Bechtle AG	32,816
634	Bilfinger SE	31,785
2,506	CTS Eventim AG & Co. KGaA	85,577
1,028	Fielmann AG	70,129
1,386	Fresenius Medical Care AG & Co. KGaA	116,838
679	Fresenius SE & Co. KGaA	40,652
2,735	Fuchs Petrolub SE	102,759
1,736	Gerry Weber International AG	57,006
310	Grenkeleasing AG(a)	41,337
322	Henkel AG & Co. KGaA (Preference Shares)	37,597
1,009	Hochtief AG	78,263
388	MTU Aero Engines AG	38,290
112	Rational AG	39,477
1,282	Rhoen Klinikum AG	35,504
806	Wirecard AG	35,594

		929,844

	Hong Kong—2.7%
8,564	Bank of East Asia Ltd. (The)	37,234
1,779	CK Hutchison Holdings Ltd.	38,673
3,110	Dairy Farm International Holdings Ltd.	29,358
15,115	Hong Kong & China Gas Co. Ltd.	36,076
36,912	Li & Fung Ltd.	37,668
32,138	Lifestyle International Holdings Ltd.	60,120
8,000	Luk Fook Holdings International Ltd.	25,080
3,500	Power Assets Holdings Ltd.	35,424
144,000	Sa Sa International Holdings Ltd.	73,383

Number of Shares		Value
	Common Stocks (continued)
	Hong Kong (continued)
20,910	Techtronic Industries Co. Ltd.	$74,321
9,274	Yue Yuen Industrial (Holdings) Ltd.	35,296

		482,633

	Ireland—0.9%
1,520	CRH PLC	42,777
2,338	Glanbia PLC	43,358
924	Paddy Power PLC	82,572

		168,707

	Israel—0.3%
1,080	Frutarom Industries Ltd.	45,981

	Italy—2.0%
1,078	Brembo SpA	43,124
11,349	Davide Campari-Milano SpA	87,875
4,451	Recordati SpA	88,629
7,143	Saipem SpA(a)	94,929
410	Tod’s SpA	37,765

		352,322

	Japan—28.9%
677	ABC-Mart, Inc.	38,695
1,600	Aica Kogyo Co. Ltd.	36,781
2,200	Ain Pharmaciez, Inc.	78,040
2,000	Air Water, Inc.	35,581
1,600	Arcs Co. Ltd.	33,626
3,415	Asahi Group Holdings Ltd.	110,024
5,624	Bank of Yokohama Ltd. (The)	35,886
236	Central Japan Railway Co.	42,311
1,400	Century Tokyo Leasing Corp.	44,456
8,000	Chugoku Marine Paints Ltd.	69,792
200	Cosmos Pharmaceutical Corp.	26,857
900	CyberAgent, Inc.	43,319
5,300	Daihatsu Motor Co. Ltd.	76,885
1,200	Daiichikosho Co. Ltd.	38,656
500	Daikin Industries Ltd.	33,860
1,900	Daiseki Co. Ltd.	33,977
484	Daito Trust Construction Co. Ltd.	56,521
700	Denso Corp.	34,886
500	Don Quijote Holdings Co. Ltd.	38,105
454	East Japan Railway Co.	40,195
100	Fast Retailing Co. Ltd.	39,521
1,000	FP Corp.	35,849
1,200	Fuji Seal International, Inc.	35,949
7,000	Fujitsu General Ltd.	100,902
8,000	GS Yuasa Corp.	37,770
1,100	Hisamitsu Pharmaceutical Co., Inc.	47,522
700	Hoshizaki Electric Co. Ltd.	41,414
3,900	House Foods Group, Inc.	79,584
5,000	Iwatani Corp.	33,968
900	Izumi Co. Ltd.	35,723
2,000	JGC Corp.	41,706
3,546	Kaken Pharmaceutical Co. Ltd.	126,971
3,000	Kamigumi Co. Ltd.	30,058
4,000	Kansai Paint Co. Ltd.	71,630
800	Kao Corp.	38,432
1,500	KDDI Corp.	35,598
3,600	Kewpie Corp.	87,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares S&P International Developed High Quality Portfolio (IDHQ) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Japan (continued)
1,000	Kikkoman Corp.	$28,704
900	Kintetsu World Express, Inc.	41,665
2,800	Kirin Holdings Co. Ltd.	37,109
1,133	Kobayashi Pharmaceutical Co. Ltd.	79,529
2,300	Koito Manufacturing Co. Ltd.	81,106
4,000	K’s Holdings Corp.	133,701
3,000	Kuraray Co. Ltd.	40,762
2,400	Kuroda Electric Co. Ltd.	43,119
500	Lawson, Inc.	36,016
2,000	M3, Inc.	37,871
2,262	Maeda Road Construction Co. Ltd.	37,369
1,500	Miraca Holdings, Inc.	75,332
2,300	Mitsubishi Tanabe Pharma Corp.	39,112
7,700	Mitsubishi UFJ Lease & Finance Co. Ltd.	41,566
2,600	Mitsui & Co. Ltd.	36,511
600	Mochida Pharmaceutical Co. Ltd.	41,113
1,700	MonotaRO Co. Ltd.	58,954
800	Nakanishi, Inc.	29,748
1,600	NEC Networks & System Integration Corp.	34,522
1,000	NH Foods Ltd.	21,860
4,000	NHK Spring Co. Ltd.	45,993
1,200	Nihon Kohden Corp.	31,537
6,000	Nihon Nohyaku Co. Ltd.	63,274
1,500	Nippon Gas Co. Ltd.	37,503
2,000	Nippon Kayaku Co. Ltd.	24,267
2,300	Nippon Konpo Unyu Soko Co. Ltd.	40,592
600	Nippon Telegraph & Telephone Corp.	40,531
1,900	Nissan Chemical Industries Ltd.	37,771
600	Nissin Foods Holdings Co. Ltd.	28,779
1,100	Nitori Holdings Co. Ltd.	84,750
3,330	NTT Urban Development Corp.	34,978
4,000	Odakyu Electric Railway Co. Ltd.	40,344
1,200	Oriental Land Co. Ltd.	81,304
5,000	PanaHome Corp.	36,517
1,500	Pigeon Corp.	39,734
400	Relo Holdings, Inc.	32,957
1,000	Rinnai Corp.	76,210
2,800	Rohto Pharmaceutical Co. Ltd.	40,338
300	Ryohin Keikaku Co. Ltd.	47,857
2,000	San-A Co. Ltd.	83,897
600	Sawai Pharmaceutical Co. Ltd.	34,294
900	Seven & I Holdings Co. Ltd.	38,919
800	Shimamura Co. Ltd.	79,953
500	Shin-Etsu Chemical Co. Ltd.	30,730
1,500	Ship Healthcare Holdings, Inc.	36,726
100	SMC Corp.	30,233
1,558	Stanley Electric Co. Ltd.	35,191
795	Sugi Holdings Co. Ltd.	38,797
1,000	Sumitomo Realty & Development Co. Ltd.	38,790
2,300	Sumitomo Rubber Industries Ltd.	42,686
2,500	Sundrug Co. Ltd.	125,554
1,100	Suzuki Motor Corp.	35,688
1,280	Sysmex Corp.	71,022
3,100	Teikoku Sen-I Co. Ltd.	44,426
1,600	Tokai Rika Co. Ltd.	39,228
2,200	Toshiba Plant Systems & Services Corp.	30,683
1,500	Totetsu Kogyo Co. Ltd.	33,881
997	Toyo Suisan Kaisha Ltd.	34,908

Number of Shares		Value
	Common Stocks (continued)
	Japan (continued)
600	Toyota Industries Corp.	$34,194
1,300	TPR Co. Ltd.	34,328
1,500	Tsumura & Co.	35,159
1,400	Unicharm Corp.	35,284
1,200	United Arrows Ltd.	36,952
2,200	USS Co. Ltd.	38,900
1,885	Valor Co. Ltd.	40,277
20,010	Yahoo! Japan Corp.	82,100
1,700	Yamato Holdings Co. Ltd.	38,199
1,200	Yamato Kogyo Co. Ltd.	28,388
2,000	Yamazaki Baking Co. Ltd.	35,715
2,200	Yaoko Co. Ltd.	78,223

		5,132,761

	Jordan—0.2%
1,043	Hikma Pharmaceuticals PLC	32,810

	Luxembourg—0.2%
957	SES SA FDR, Class A	33,511

	Netherlands—1.3%
2,365	Arcadis NV	74,958
567	Heineken Holding NV	39,544
503	Heineken NV	39,658
1,325	Koninklijke Vopak NV	69,545

		223,705

	New Zealand—0.2%
5,229	Ryman Healthcare Ltd.	32,446

	Portugal—0.6%
7,509	Jeronimo Martins SGPS SA	109,595

	Singapore—1.1%
2,000	Jardine Cycle & Carriage Ltd.	61,017
4,910	Keppel Corp. Ltd.	32,325
29,281	SembCorp Marine Ltd.	65,656
41,000	Super Group Ltd.	46,121

		205,119

	South Korea—4.6%
17	AMOREPACIFIC Corp.	61,593
1,397	Coway Co. Ltd.	117,676
1,408	Dongbu Insurance Co. Ltd.	71,845
1,612	Halla Visteon Climate Control Corp.	60,751
595	Hanssem Co. Ltd.	110,175
162	Hyundai Mobis Co. Ltd.	35,740
1,321	LF Corp.	43,499
228	LG Chem Ltd.	58,063
187	LG Household & Health Care Ltd.	137,459
2,254	Samsung Engineering Co. Ltd.(a)	81,687
2,051	Samsung Heavy Industries Co. Ltd.	34,725

		813,213

	Spain—4.2%
26,224	Abengoa SA, Class B	85,188
1,754	Abertis Infraestructuras SA	32,361
95	Construcciones y Auxiliar de Ferrocarriles SA	33,075
1,472	Gas Natural SDG SA	36,214
1,207	Grupo Catalana Occidente SA	38,830
5,289	Iberdrola SA	35,423
3,654	Inditex SA	117,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares S&P International Developed High Quality Portfolio (IDHQ) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Spain (continued)
20,928	Mapfre SA	$77,904
12,543	Prosegur Cia de Seguridad SA	72,383
1,231	Red Electrica Corp. SA	103,469
2,541	Telefonica SA	38,837
1,295	Viscofan SA	82,351

		753,444

	Sweden—2.1%
3,456	Elekta AB, Class B	32,282
4,781	Getinge AB, Class B	116,342
1,712	Hennes & Mauritz AB, Class B	68,129
1,229	Intrum Justitia AB	38,694
1,225	Loomis AB, Class B	39,169
1,394	NIBE Industrier AB, Class B	37,127
2,893	Skandinaviska Enskilda Banken AB, Class A	36,655

		368,398

	Switzerland—1.7%
89	Galenica AG	83,310
19	Givaudan SA	35,733
122	Partners Group Holding AG	38,349
240	Sonova Holding AG	33,250
80	Swatch Group AG (The)-BR	35,897
218	Syngenta AG	73,155

		299,694

	United Kingdom—20.9%
5,410	Aberdeen Asset Management PLC	39,499
3,472	Admiral Group PLC	83,129
1,529	Aggreko PLC	38,793
2,319	ARM Holdings PLC	39,700
8,668	Ashmore Group PLC	41,187
2,225	Associated British Foods PLC	97,689
505	AstraZeneca PLC	34,896
1,755	Aveva Group PLC	45,606
2,174	Babcock International Group PLC	33,710
1,182	Bellway PLC	36,183
2,687	BG Group PLC	48,828
2,640	Bovis Homes Group PLC	37,832
1,929	British American Tobacco PLC	106,496
1,286	Bunzl PLC	36,343
4,239	Capita PLC	74,523
7,015	Carillion PLC	35,187
871	Croda International PLC	37,947
2,746	Dechra Pharmaceuticals PLC	43,170
7,826	Devro PLC	35,178
2,504	Diageo PLC	69,707
1,200	Dignity PLC	37,435
2,115	Experian PLC	37,963
1,781	Galliford Try PLC	41,219
3,568	Genus PLC	73,858
3,093	Greggs PLC	56,515
6,784	Halma PLC	74,280
2,385	Hargreaves Lansdown PLC	45,081
1,890	IMI PLC	36,364
9,979	Intermediate Capital Group PLC	80,893
5,248	International Personal Finance PLC	40,139
2,847	Intertek Group PLC	114,278
14,981	ITE Group PLC	43,281

Number of Shares		Value
	Common Stocks (continued)
	United Kingdom (continued)
9,868	J Sainsbury PLC	$41,263
3,975	James Fisher & Sons PLC	70,615
3,913	John Wood Group PLC	41,462
14,144	Man Group PLC	41,907
4,429	Meggitt PLC	36,073
16,878	Mitie Group PLC	74,310
12,460	N Brown Group PLC	65,620
992	Next PLC	112,048
5,398	Paragon Group of Cos. PLC	35,430
2,484	Pennon Group PLC	32,752
1,314	Reckitt Benckiser Group PLC	117,644
16,156	Redrow PLC	92,210
974	Renishaw PLC	37,480
3,397	Restaurant Group PLC	35,498
1,030	Rightmove PLC	50,097
2,015	Rotork PLC	73,110
1,401	SABMiller PLC	74,558
4,925	Sage Group PLC (The)	36,783
3,443	Savills PLC	43,836
7,333	Senior PLC	35,452
35,047	Serco Group PLC	71,955
2,605	Sky PLC	43,115
1,618	Spirax-Sarco Engineering PLC	84,092
1,416	SSE PLC	33,663
4,711	Standard Chartered PLC	77,464
2,005	Ted Baker PLC	87,875
36,308	Tesco PLC	123,310
1,275	Travis Perkins PLC	40,715
1,088	Victrex PLC	33,072
1,283	Weir Group PLC (The)	37,067
1,689	WH Smith PLC	37,246
488	Whitbread PLC	39,409
13,220	WM Morrison Supermarkets PLC	37,950
4,975	WPP PLC	116,668

		3,708,658

	Total Investments (Cost $15,727,430)—99.8%	17,722,009
	Other assets less liabilities—0.2%	35,792

	Net Assets—100.0%	$17,757,801

Investment Abbreviations:

FDR—Fiduciary Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Statements of Assets and Liabilities

April 30, 2015

(Unaudited)

	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
Assets:
Unaffiliated investments, at value(a)	$394,333,802	$337,116,307	$36,523,065	$43,605,451
Affiliated investments, at value	—	290,782	1,448,997	7,565

Total investments, at value	394,333,802	337,407,089	37,972,062	43,613,016
Cash segregated as collateral	3,739,687	584,369	—	—
Foreign currencies, at value	127,451	77,590	7,079	—
Receivables:
Shares sold	2,576,899	6,197,492	—	—
Foreign tax reclaims	691,618	26,156	1,206	—
Dividends	679,992	450,914	45,682	67,060
Investments sold	19,931	—	—	—
Settlement proceeds	7,239	—	—	—
Securities lending	—	—	1,383	—

Total Assets	402,176,619	344,743,610	38,027,412	43,680,076

Liabilities:
Due to custodian	308,709	—	—	1,182
Payables:
Collateral upon receipt of securities in-kind	3,739,687	584,369	—	—
Investments purchased	2,597,687	6,201,919	—	—
Shares repurchased	—	—	—	—
Collateral upon return of securities loaned	—	—	1,417,366	—
Accrued unitary management fees	234,430	231,906	21,918	17,280
Accrued expenses	31,970	—	8,297	—

Total Liabilities	6,912,483	7,018,194	1,447,581	18,462

Net Assets	$395,264,136	$337,725,416	$36,579,831	$43,661,614

Net Assets Consist of:
Shares of beneficial interest	$441,051,878	$401,100,442	$68,163,373	$48,821,726
Undistributed net investment income (loss)	1,382,614	(792,167)	(4,033)	(240,335)
Undistributed net realized gain (loss)	(72,956,116)	(102,556,051)	(31,678,045)	(7,820,206)
Net unrealized appreciation (depreciation)	25,785,760	39,973,192	98,536	2,900,429

Net Assets	$395,264,136	$337,725,416	$36,579,831	$43,661,614

Shares outstanding (unlimited amount authorized, $0.01 par value)	15,400,000	17,700,000	900,000	800,000
Net asset value	$25.67	$19.08	$40.64	$54.58

Market price	$25.63	$19.05	$40.35	$54.36

Unaffiliated investments, at cost	$368,482,799	$297,133,118	$36,424,406	$40,705,248

Affiliated investments, at cost	$—	$290,782	$1,448,997	$7,565

Total investments, at cost	$368,482,799	$297,423,900	$37,873,403	$40,712,813

Foreign currencies, at cost	$128,965	$78,652	$6,967	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$1,402,351	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)	PowerShares Global Water Portfolio (PIO)	PowerShares International BuyBack Achievers™ Portfolio (IPKW)	PowerShares S&P International Developed High Quality Portfolio (IDHQ)

$952,385,994	$118,582,071	$436,687,070	$45,068,848	$71,178,557	$25,867,908	$279,515,447	$30,548,423	$17,722,009
36,052,074	2,734,067	3,080,108	1,378,275	5,383,488	596,662	26,908,994	—	—

988,438,068	121,316,138	439,767,178	46,447,123	76,562,045	26,464,570	306,424,441	30,548,423	17,722,009
45,525	—	—	—	—	—	—	349,903	—
657,697	34,203	27,037	10,419	1,406	3,805	—	27,408	3,306

12,340	—	—	—	—	—	—	4,365,737	—
1,044,862	78,388	7,656	191,968	64,955	4,457	294,683	9,872	35,798
3,036,746	413,740	812,513	134,240	48,961	32,165	361,804	75,330	62,993
55,033	2,377	116	8,063	1,535	162,879	—	3,180,194	349
11	139	7,257	—	234,653	—	51,739	—	631
100,149	5,004	—	2,825	18,709	437	33,952	—	—

993,390,431	121,849,989	440,621,757	46,794,638	76,932,264	26,668,313	307,166,619	38,556,867	17,825,086

3,256,936	167,531	50,977	155,186	268,082	58,665	422,209	74,163	55,119

45,525	—	—	—	—	—	—	349,903	—
703,597	277,756	—	8,074	1,519	3,644	—	7,497,950	369
—	—	—	—	—	156,639	—	424	—
36,052,074	2,734,067	—	1,378,275	5,383,488	596,662	26,908,994	—	—
336,669	46,987	173,781	28,841	43,650	17,424	169,337	11,001	6,522
72,775	7,892	—	5,988	2,735	—	24,605	—	5,275

40,467,576	3,234,233	224,758	1,576,364	5,699,474	833,034	27,525,145	7,933,441	67,285

$952,922,855	$118,615,756	$440,396,999	$45,218,274	$71,232,790	$25,835,279	$279,641,474	$30,623,426	$17,757,801

$914,490,672	$113,899,123	$504,604,930	$58,673,231	$275,105,696	$55,279,989	$362,856,813	$29,796,119	$64,292,478
5,549,352	(219,717)	1,100,085	165,412	26,500	3,141	924,332	96,961	90,739
(30,509,797)	(7,440,302)	(85,766,980)	(7,910,720)	(213,977,793)	(13,668,909)	(147,252,853)	(674,939)	(48,614,977)
63,392,628	12,376,652	20,458,964	(5,709,649)	10,078,387	(15,778,942)	63,113,182	1,405,285	1,989,561

$952,922,855	$118,615,756	$440,396,999	$45,218,274	$71,232,790	$25,835,279	$279,641,474	$30,623,426	$17,757,801

22,150,000	4,150,000	21,100,000	1,550,000	5,375,000	1,500,000	11,450,000	1,100,000	850,000
$43.02	$28.58	$20.87	$29.17	$13.25	$17.22	$24.42	$27.84	$20.89

$42.84	$28.49	$20.77	$29.05	$13.21	$17.18	$24.37	$27.86	$20.85

$888,939,614	$106,200,124	$415,963,596	$50,766,357	$61,087,458	$41,646,208	$216,397,295	$29,138,260	$15,727,430

$36,052,074	$2,734,067	$3,333,730	$1,378,275	$5,383,488	$596,662	$26,908,994	$—	$—

$924,991,688	$108,934,191	$419,297,326	$52,144,632	$66,470,946	$42,242,870	$243,306,289	$29,138,260	$15,727,430

$656,405	$34,033	$27,539	$10,278	$1,406	$3,804	$—	$27,458	$3,261

$34,271,588	$2,613,283	$—	$1,306,810	$4,975,213	$556,696	$25,758,693	$—	$—

61

Statements of Operations

For the six months ended April 30, 2015

(Unaudited)

	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
Investment Income:
Unaffiliated dividend income	$3,607,550	$1,969,519	$231,348	$1,021,978
Affiliated dividend income	80	106	6	6
Securities lending income	—	—	3,275	—
Foreign withholding tax	(391,527)	(291,058)	(14,356)	(49,649)

Total Income	3,216,103	1,678,567	220,273	972,335

Expenses:
Unitary management fees	1,377,621	1,429,013	127,416	101,951
Professional fees	24,835	—	6,445	—

Total Expenses	1,402,456	1,429,013	133,861	101,951

Less: Waivers	(469)	(622)	(46)	(45)

Net Expenses	1,401,987	1,428,391	133,815	101,906

Net Investment Income	1,814,116	250,176	86,458	870,429

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(17,800,025)	(15,773,398)	(1,478,092)	(674,150)
In-kind redemptions	8,006,448	5,309,007	10,235	—
Foreign currencies	156,483	236,898	(8,527)	36

Net realized gain (loss)	(9,637,094)	(10,227,493)	(1,476,384)	(674,114)

Change in net unrealized appreciation (depreciation) on:
Investment securities	23,253,901	6,329,035	4,944,600	61,449
Foreign currencies	(21,481)	(6,627)	(51)	274

Net change in unrealized appreciation (depreciation)	23,232,420	6,322,408	4,944,549	61,723

Net realized and unrealized gain (loss)	13,595,326	(3,905,085)	3,468,165	(612,391)

Net increase (decrease) in net assets resulting from operations	$15,409,442	$(3,654,909)	$3,554,623	$258,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)	PowerShares Global Water Portfolio (PIO)	PowerShares International BuyBack Achievers™ Portfolio (IPKW)	PowerShares S&P International Developed High Quality Portfolio (IDHQ)

$14,575,812	$1,337,774	$3,439,116	$702,524	$317,920	$215,130	$2,214,073	$228,471	$184,220
41	8	61	2	—	—	9	6	—
240,665	14,629	—	5,254	177,124	3,054	257,456	—	—
(1,257,557)	(161,229)	(228,223)	(53,879)	(35,707)	(20,562)	(124,412)	(21,970)	(19,512)

13,558,961	1,191,182	3,210,954	653,901	459,337	197,622	2,347,126	206,507	164,708

1,822,533	264,880	925,371	192,773	251,612	109,990	1,020,077	51,156	37,270
56,533	6,130	—	4,652	2,125	—	19,114	—	4,098

1,879,066	271,010	925,371	197,425	253,737	109,990	1,039,191	51,156	41,368

(287)	(52)	(3,581)	(21)	—	(7)	(84)	(41)	(3)

1,878,779	270,958	921,790	197,404	253,737	109,983	1,039,107	51,115	41,365

11,680,182	920,224	2,289,164	456,497	205,600	87,639	1,308,019	155,392	123,343

(7,019,850)	(1,364,033)	(30,786,261)	(299,977)	(134,999)	(2,074,239)	337,791	(140,583)	(552,700)
15,939,997	2,622,459	7,314,563	672,306	2,400,597	(2,568,277)	7,265,349	297,693	—
(210,973)	(11,834)	(411,817)	(5,202)	(27,203)	1,965	136,035	(16,716)	(8,621)

8,709,174	1,246,592	(23,883,515)	367,127	2,238,395	(4,640,551)	7,739,175	140,394	(561,321)

28,758,924	7,691,151	41,054,122	(545,884)	1,117,724	2,958,240	4,023,732	1,843,828	1,772,405
39,471	5,522	2,773	(90)	(5,117)	47	12,530	(2,801)	(1,705)

28,798,395	7,696,673	41,056,895	(545,974)	1,112,607	2,958,287	4,036,262	1,841,027	1,770,700

37,507,569	8,943,265	17,173,380	(178,847)	3,351,002	(1,682,264)	11,775,437	1,981,421	1,209,379

$49,187,751	$9,863,489	$19,462,544	$277,650	$3,556,602	$(1,594,625)	$13,083,456	$2,136,813	$1,332,722

63

Statements of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)		PowerShares DWA Emerging Markets Momentum Portfolio (PIE)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income	$1,814,116	$9,271,181	$250,176	$2,292,162
Net realized gain (loss)	(9,637,094)	37,707,992	(10,227,493)	(3,325,452)
Net change in unrealized appreciation (depreciation)	23,232,420	(57,296,762)	6,322,408	(4,914,207)

Net increase (decrease) in net assets resulting from operations	15,409,442	(10,317,589)	(3,654,909)	(5,947,497)

Distributions to Shareholders from:
Net investment income	(1,101,471)	(19,746,499)	(1,464,187)	(2,061,393)

Shareholder Transactions:
Proceeds from shares sold	99,114,268	311,166,213	43,109,989	130,567,570
Value of shares repurchased	(101,479,741)	(405,591,504)	(103,183,191)	(94,058,340)
Transaction fees	—	—	233,931	391,617

Net increase (decrease) in net assets resulting from shares transactions	(2,365,473)	(94,425,291)	(59,839,271)	36,900,847

Increase (Decrease) in Net Assets	11,942,498	(124,489,379)	(64,958,367)	28,891,957

Net Assets:
Beginning of period	383,321,638	507,811,017	402,683,783	373,791,826

End of period	$395,264,136	$383,321,638	$337,725,416	$402,683,783

Undistributed net investment income (loss) at end of period	$1,382,614	$669,969	$(792,167)	$421,844

Changes in Shares Outstanding:
Shares sold	3,900,000	11,800,000	2,300,000	6,800,000
Shares repurchased	(4,150,000)	(16,150,000)	(5,900,000)	(5,400,000)
Shares outstanding, beginning of period	15,650,000	20,000,000	21,300,000	19,900,000

Shares outstanding, end of period	15,400,000	15,650,000	17,700,000	21,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares Emerging Markets Infrastructure Portfolio (PXR)		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)		PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)		PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014

$86,458	$701,169	$870,429	$1,448,186	$11,680,182	$27,562,730	$920,224	$1,909,337
(1,476,384)	(5,039,432)	(674,114)	(417,744)	8,709,174	10,243,831	1,246,592	2,865,338
4,944,549	2,041,460	61,723	(2,632,266)	28,798,395	(49,575,018)	7,696,673	(6,119,580)

3,554,623	(2,296,803)	258,038	(1,601,824)	49,187,751	(11,768,457)	9,863,489	(1,344,905)

(185,164)	(866,127)	(965,520)	(1,506,901)	(8,387,863)	(27,361,461)	(847,796)	(2,395,852)

—	—	—	2,886,304	189,398,349	199,826,851	10,515,413	21,913,241
(3,600,407)	(31,640,904)	—	(5,269,795)	(39,542,818)	(47,601,251)	(6,829,920)	(10,913,823)
—	—	—	—	—	—	—	—

(3,600,407)	(31,640,904)	—	(2,383,491)	149,855,531	152,225,600	3,685,493	10,999,418

(230,948)	(34,803,834)	(707,482)	(5,492,216)	190,655,419	113,095,682	12,701,186	7,258,661

36,810,779	71,614,613	44,369,096	49,861,312	762,267,436	649,171,754	105,914,570	98,655,909

$36,579,831	$36,810,779	$43,661,614	$44,369,096	$952,922,855	$762,267,436	$118,615,756	$105,914,570

$(4,033)	$94,673	$(240,335)	$(145,244)	$5,549,352	$2,257,033	$(219,717)	$(292,145)

—	—	—	50,000	4,600,000	4,600,000	400,000	800,000
(100,000)	(850,000)	—	(100,000)	(950,000)	(1,200,000)	(250,000)	(400,000)
1,000,000	1,850,000	800,000	850,000	18,500,000	15,100,000	4,000,000	3,600,000

900,000	1,000,000	800,000	800,000	22,150,000	18,500,000	4,150,000	4,000,000

65

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)		PowerShares Global Agriculture Portfolio (PAGG)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income	$2,289,164	$10,785,075	$456,497	$1,770,194
Net realized gain (loss)	(23,883,515)	(13,258,817)	367,127	2,236,134
Net change in unrealized appreciation (depreciation)	41,056,895	(7,326,982)	(545,974)	(2,471,744)

Net increase (decrease) in net assets resulting from operations	19,462,544	(9,800,724)	277,650	1,534,584

Distributions to Shareholders from:
Net investment income	(1,910,231)	(11,183,593)	(433,329)	(1,765,946)

Shareholder Transactions:
Proceeds from shares sold	96,608,212	65,452,567	—	6,081,424
Value of shares repurchased	(60,963,939)	(24,369,768)	(10,324,244)	(43,384,847)
Transaction fees	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	35,644,273	41,082,799	(10,324,244)	(37,303,423)

Increase (Decrease) in Net Assets	53,196,586	20,098,482	(10,479,923)	(37,534,785)

Net Assets:
Beginning of period	387,200,413	367,101,931	55,698,197	93,232,982

End of period	$440,396,999	$387,200,413	$45,218,274	$55,698,197

Undistributed net investment income (loss) at end of period	$1,100,085	$721,152	$165,412	$142,244

Changes in Shares Outstanding:
Shares sold	5,200,000	3,100,000	—	200,000
Shares repurchased	(3,100,000)	(1,250,000)	(350,000)	(1,450,000)
Shares outstanding, beginning of period	19,000,000	17,150,000	1,900,000	3,150,000

Shares outstanding, end of period	21,100,000	19,000,000	1,550,000	1,900,000

(a)	For the period February 24, 2014 (commencement of investment operations) through October 31, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares Global Clean Energy Portfolio (PBD)		PowerShares Global Gold and Precious Metals Portfolio (PSAU)		PowerShares Global Water Portfolio (PIO)		PowerShares International BuyBack Achievers™ Portfolio (IPKW)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014(a)

$205,600	$767,860	$87,639	$58,047	$1,308,019	$3,931,734	$155,392	$199,710
2,238,395	10,052,345	(4,640,551)	(4,867,234)	7,739,175	3,309,732	140,394	(26,920)
1,112,607	(6,536,315)	2,958,287	(2,732,678)	4,036,262	11,516,481	1,841,027	(435,742)

3,556,602	4,283,890	(1,594,625)	(7,541,865)	13,083,456	18,757,947	2,136,813	(262,952)

(324,326)	(739,610)	(64,231)	(57,809)	(938,880)	(3,894,272)	(90,580)	(143,571)

1,877,792	24,799,347	30,781,289	3,996,807	—	45,649,563	13,538,381	30,752,283
(11,165,238)	(32,055,458)	(21,586,149)	(7,945,650)	(20,870,241)	—	(2,532,059)	(12,808,916)
—	—	—	—	—	—	34,027	—

(9,287,446)	(7,256,111)	9,195,140	(3,948,843)	(20,870,241)	45,649,563	11,040,349	17,943,367

(6,055,170)	(3,711,831)	7,536,284	(11,548,517)	(8,725,665)	60,513,238	13,086,582	17,536,844

77,287,960	80,999,791	18,298,995	29,847,512	288,367,139	227,853,901	17,536,844	—

$71,232,790	$77,287,960	$25,835,279	$18,298,995	$279,641,474	$288,367,139	$30,623,426	$17,536,844

$26,500	$145,226	$3,141	$(20,267)	$924,332	$555,193	$96,961	$32,149

150,000	1,925,000	1,650,000	200,000	—	1,950,000	500,000	1,200,001
(950,000)	(2,475,000)	(1,350,000)	(400,000)	(900,000)	—	(100,000)	(500,001)
6,175,000	6,725,000	1,200,000	1,400,000	12,350,000	10,400,000	700,000	—

5,375,000	6,175,000	1,500,000	1,200,000	11,450,000	12,350,000	1,100,000	700,000

67

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares S&P International Developed High Quality Portfolio (IDHQ)
	April 30, 2015	October 31, 2014
Operations:
Net investment income	$123,343	$351,974
Net realized gain (loss)	(561,321)	3,181,730
Net change in unrealized appreciation (depreciation)	1,770,700	(3,142,382)

Net increase in net assets resulting from operations	1,332,722	391,322

Distributions to Shareholders from:
Net investment income	(80,206)	(410,462)

Shareholder Transactions:
Proceeds from shares sold	—	7,221,935
Value of shares repurchased	—	(12,338,765)

Net increase (decrease) in net assets resulting from shares transactions	—	(5,116,830)

Increase (Decrease) in Net Assets	1,252,516	(5,135,970)

Net Assets:
Beginning of period	16,505,285	21,641,255

End of period	$17,757,801	$16,505,285

Undistributed net investment income at end of period	$90,739	$47,602

Changes in Shares Outstanding:
Shares sold	—	350,000
Shares repurchased	—	(600,000)
Shares outstanding, beginning of period	850,000	1,100,000

Shares outstanding, end of period	850,000	850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Financial Highlights

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$24.49		$25.39	$19.33	$18.85	$20.85	$17.54
Net investment income(a)	0.13		0.38	0.35	0.40	0.37	0.16
Net realized and unrealized gain (loss) on investments	1.12		(0.43)	6.00	0.56	(1.99)	3.59
Total from investment operations	1.25		(0.05)	6.35	0.96	(1.62)	3.75
Distributions to shareholders from:
Net investment income	(0.07)		(0.85)	(0.29)	(0.48)	(0.38)	(0.44)
Net asset value at end of period	$25.67		$24.49	$25.39	$19.33	$18.85	$20.85
Market price at end of period(b)	$25.63		$24.55	$25.47	$19.44	$18.68	$20.94
Net Asset Value Total Return(c)	5.14%		(0.35)%	33.09%	5.43%	(7.81)%	21.82	%(d)
Market Price Total Return(c)	4.72%		(0.43)%	32.75%	6.99%	(9.04)%	24.88%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$395,264		$383,322	$507,811	$65,735	$64,075	$97,980
Ratio to average net assets of:
Expenses	0.81	%(e)	0.80%	0.81%	0.80%	0.80%	0.80%
Net investment income	1.05	%(e)	1.48%	1.55%	2.19%	1.69%	0.86%
Portfolio turnover rate(f)	69%		99%	96%	133%	93%	107%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.01 per share. Had the pay-in not been made, the net asset value total return would have been 21.76%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$18.91		$18.78	$17.44	$16.33	$17.88	$13.30
Net investment income(a)	0.01		0.13	0.24	0.19	0.20	0.13
Net realized and unrealized gain (loss) on investments	0.23		0.08	1.24	1.12	(1.66)	4.55
Total from investment operations	0.24		0.21	1.48	1.31	(1.46)	4.68
Distributions to shareholders from:
Net investment income	(0.08)		(0.10)	(0.16)	(0.20)	(0.09)	(0.10)
Transaction fees(a)	0.01		0.02	0.02	—	—	—
Net asset value at end of period	$19.08		$18.91	$18.78	$17.44	$16.33	$17.88
Market price at end of period(b)	$19.05		$18.79	$18.76	$17.48	$16.26	$17.99
Net Asset Value Total Return(c)	1.35%		1.27%	8.66%	8.12%	(8.23)%	35.43%
Market Price Total Return(c)	1.84%		0.74%	8.29%	8.84%	(9.18)%	37.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$337,725		$402,684	$373,792	$182,842	$172,271	$312,086
Ratio to average net assets of:
Expenses	0.90	%(d)	0.90%	0.91%	0.90%	0.90%	0.90%
Net investment income	0.16	%(d)	0.69%	1.26%	1.12%	1.12%	0.88%
Portfolio turnover rate(e)	80%		147%	142%	181%	147%	128%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Financial Highlights (continued)

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$36.81		$38.71	$40.15	$40.96	$49.91	$39.92
Net investment income(a)	0.09		0.53	0.54	0.58	0.82	0.53
Net realized and unrealized gain (loss) on investments	3.93		(1.74)	(1.48)	(0.57)	(9.04)	9.87
Total from investment operations	4.02		(1.21)	(0.94)	0.01	(8.22)	10.40
Distributions to shareholders from:
Net investment income	(0.19)		(0.69)	(0.50)	(0.82)	(0.73)	(0.41)
Net asset value at end of period	$40.64		$36.81	$38.71	$40.15	$40.96	$49.91
Market price at end of period(b)	$40.35		$36.62	$38.31	$39.90	$40.70	$50.04
Net Asset Value Total Return(c)	11.00%		(3.16)%	(2.35)%	0.13%	(16.67)%	26.23%
Market Price Total Return(c)	10.78%		(2.65)%	(2.75)%	0.15%	(17.42)%	25.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,580		$36,811	$71,615	$94,351	$131,067	$159,698
Ratio to average net assets of:
Expenses	0.79	%(d)	0.76%	0.76%	0.75%	0.75%	0.75%
Net investment income	0.51	%(d)	1.42%	1.35%	1.46%	1.62%	1.22%
Portfolio turnover rate(e)	14%		20%	30%	20%	34%	36%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$55.46		$58.66	$54.04	$51.15	$51.72	$45.52
Net investment income(a)	1.09		1.77	1.54	1.37	1.40	1.08
Net realized and unrealized gain (loss) on investments	(0.76)		(3.17)	5.07	2.99	(0.62)	6.98
Total from investment operations	0.33		(1.40)	6.61	4.36	0.78	8.06
Distributions to shareholders from:
Net investment income	(1.21)		(1.80)	(1.99)	(1.47)	(1.35)	(1.86)
Net asset value at end of period	$54.58		$55.46	$58.66	$54.04	$51.15	$51.72
Market price at end of period(b)	$54.36		$55.40	$58.38	$53.84	$50.78	$51.99
Net Asset Value Total Return(c)	0.78%		(2.38)%	12.50%	8.92%	1.44%	18.37%
Market Price Total Return(c)	0.48%		(2.02)%	12.38%	9.33%	0.16%	19.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,662		$44,369	$49,861	$56,743	$63,934	$43,960
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(d)	0.49%	0.51%	0.80%	0.80%	0.80%
Expenses, prior to Waivers	0.49	%(d)	0.49%	0.53%	0.80%	0.80%	0.80%
Net investment income, after Waivers	4.18	%(d)	3.10%	2.74%	2.72%	2.52%	2.33%
Portfolio turnover rate(e)	12%		16%	32%	14%	22%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Financial Highlights (continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$41.20		$42.99		$34.18	$35.10	$39.00	$37.49
Net investment income(a)	0.58		1.55	(b)	1.08	0.99	1.01	0.72
Net realized and unrealized gain (loss) on investments	1.66		(1.79)		8.75	(0.90)	(3.71)	1.60
Total from investment operations	2.24		(0.24)		9.83	0.09	(2.70)	2.32
Distributions to shareholders from:
Net investment income	(0.42)		(1.55)		(1.02)	(1.01)	(1.20)	(0.81)
Net asset value at end of period	$43.02		$41.20		$42.99	$34.18	$35.10	$39.00
Market price at end of period(c)	$42.84		$41.71		$43.23	$34.29	$34.59	$39.43
Net Asset Value Total Return(d)	5.52%		(0.72)%		29.20%	0.53%	(7.08)%	6.37%
Market Price Total Return(d)	3.78%		(0.07)%		29.49%	2.35%	(9.45)%	8.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$952,923		$762,267		$649,172	$283,715	$245,693	$183,323
Ratio to average net assets of:
Expenses, after Waivers	0.46	%(e)	0.45%		0.48%	0.75%	0.75%	0.75%
Expenses, prior to Waivers	0.46	%(e)	0.45%		0.49%	0.75%	0.75%	0.75%
Net investment income, after Waivers	2.88	%(e)	3.57	%(b)	2.82%	2.99%	2.59%	1.99%
Portfolio turnover rate(f)	9%		16%		17%	17%	17%	21%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.31 and 3.00%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$26.48		$27.40	$22.18	$22.40	$22.99	$20.99
Net investment income(a)	0.22		0.48	0.44	0.40	0.45	0.32
Net realized and unrealized gain (loss) on investments	2.09		(0.79)	5.36	(0.15)	(0.40)	2.31
Total from investment operations	2.31		(0.31)	5.80	0.25	0.05	2.63
Distributions to shareholders from:
Net investment income	(0.21)		(0.61)	(0.58)	(0.47)	(0.64)	(0.63)
Net asset value at end of period	$28.58		$26.48	$27.40	$22.18	$22.40	$22.99
Market price at end of period(b)	$28.49		$27.11	$27.87	$22.30	$21.86	$23.27
Net Asset Value Total Return(c)	8.81%		(1.21)%	26.56%	1.32%	0.09%	12.93%
Market Price Total Return(c)	5.94%		(0.58)%	28.00%	4.40%	(3.56)%	15.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$118,616		$105,915	$98,656	$59,880	$64,965	$59,766
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(d)	0.49%	0.52%	0.75%	0.75%	0.75%
Expenses, prior to Waivers	0.50	%(d)	0.49%	0.54%	0.75%	0.75%	0.75%
Net investment income, after Waivers	1.70	%(d)	1.73%	1.78%	1.84%	1.82%	1.52%
Portfolio turnover rate(e)	23%		24%	27%	28%	75%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Financial Highlights (continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$20.38		$21.41	$21.20	$21.75	$24.74	$20.60
Net investment income(a)	0.11		0.60	0.56	0.50	0.53	0.48
Net realized and unrealized gain (loss) on investments	0.48		(1.02)	0.19	(0.44)	(3.01)	3.82
Total from investment operations	0.59		(0.42)	0.75	0.06	(2.48)	4.30
Distributions to shareholders from:
Net investment income	(0.10)		(0.61)	(0.54)	(0.61)	(0.51)	(0.16)
Net asset value at end of period	$20.87		$20.38	$21.41	$21.20	$21.75	$24.74
Market price at end of period(b)	$20.77		$20.25	$21.21	$21.11	$21.80	$25.01
Net Asset Value Total Return(c)	2.95%		(2.03)%	3.67%	0.37%	(10.16)%	20.94%
Market Price Total Return(c)	3.11%		(1.73)%	3.14%	(0.29)%	(10.93)%	22.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$440,397		$387,200	$367,102	$375,161	$444,796	$497,242
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(d)	0.49%	0.52%	0.85%	0.85%	0.85%
Expenses, prior to Waivers	0.49	%(d)	0.49%	0.54%	0.85%	0.85%	0.85%
Net investment income, after Waivers	1.21	%(d)	2.91%	2.66%	2.34%	2.16%	2.13%
Portfolio turnover rate(e)	26%		22%	24%	33%	20%	41%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Global Agriculture Portfolio (PAGG)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$29.31		$29.60		$29.82	$29.71	$30.58	$23.48
Net investment income(a)	0.26		0.69	(b)	0.49	0.35	0.20	0.33
Net realized and unrealized gain (loss) on investments	(0.15)		(0.29)		(0.22)	0.15 (c)	(0.79)	6.92
Total from investment operations	0.11		0.40		0.27	0.50	(0.59)	7.25
Distributions to shareholders from:
Net investment income	(0.25)		(0.69)		(0.49)	(0.39)	(0.28)	(0.15)
Net asset value at end of period	$29.17		$29.31		$29.60	$29.82	$29.71	$30.58
Market price at end of period(d)	$29.05		$29.25		$29.49	$29.66	$29.47	$30.68
Net Asset Value Total Return(e)	0.39%		1.31%		0.91%	1.85%	(1.93)%	30.99%
Market Price Total Return(e)	0.18%		1.49%		1.07%	2.13%	(3.04)%	32.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$45,218		$55,698		$93,233	$108,832	$123,314	$59,636
Ratio to average net assets of:
Expenses	0.77	%(f)	0.75%		0.76%	0.75%	0.75%	0.75%
Net investment income	1.78	%(f)	2.31	%(b)	1.63%	1.22%	0.64%	1.25%
Portfolio turnover rate(g)	11%		22%		17%	30%	16%	19%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.53 and 1.77%, respectively.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights (continued)

PowerShares Global Clean Energy Portfolio (PBD)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$12.52		$12.04	$7.40	$9.89	$13.95	$15.53
Net investment income(a)	0.04		0.11	0.10	0.17	0.13	0.03
Net realized and unrealized gain (loss) on investments	0.75		0.47 (b)	4.65	(2.47)	(4.10)	(1.60)
Total from investment operations	0.79		0.58	4.75	(2.30)	(3.97)	(1.57)
Distributions to shareholders from:
Net investment income	(0.06)		(0.10)	(0.11)	(0.19)	(0.09)	(0.01)
Net asset value at end of period	$13.25		$12.52	$12.04	$7.40	$9.89	$13.95
Market price at end of period(c)	$13.21		$12.60	$12.03	$7.34	$9.77	$13.91
Net Asset Value Total Return(d)	6.35%		4.79%	64.73%	(23.35)%	(28.54)%	(10.14)%
Market Price Total Return(d)	5.36%		5.55%	65.94%	(23.03)%	(29.20)%	(9.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$71,233		$77,288	$81,000	$56,456	$126,634	$161,786
Ratio to average net assets of:
Expenses	0.76	%(e)	0.76%	0.82%	0.75%	0.75%	0.75%
Net investment income	0.61	%(e)	0.83%	1.10%	2.05%	1.00%	0.22%
Portfolio turnover rate(f)	25%		53%	48%	54%	66%	39%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $0.42 and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$15.25		$21.32	$40.49	$45.42	$46.70	$34.16
Net investment income(a)	0.05		0.05	0.19	0.22	0.10	0.03
Net realized and unrealized gain (loss) on investments	1.96		(6.07)	(19.26)	(4.54)	0.19	12.60
Total from investment operations	2.01		(6.02)	(19.07)	(4.32)	0.29	12.63
Distributions to shareholders from:
Net investment income	(0.04)		(0.05)	(0.10)	(0.61)	(0.93)	(0.09)
Net realized gains	—		—	—	—	(0.64)	(0.00	)(b)
Total distributions	(0.04)		(0.05)	(0.10)	(0.61)	(1.57)	(0.09)
Net asset value at end of period	$17.22		$15.25	$21.32	$40.49	$45.42	$46.70
Market price at end of period(c)	$17.18		$15.17	$21.19	$41.12	$45.08	$46.77
Net Asset Value Total Return(d)	13.23%		(28.31)%	(47.10)%	(9.48)%	0.41%	37.05%
Market Price Total Return(d)	13.56%		(28.25)%	(48.22)%	(7.37)%	(0.54)%	36.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,835		$18,299	$29,848	$38,462	$54,500	$58,377
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.76%	0.75%	0.75%	0.75%
Net investment income	0.60	%(e)	0.24%	0.70%	0.57%	0.20%	0.07%
Portfolio turnover rate(f)	7%		18%	14%	19%	9%	27%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights (continued)

PowerShares Global Water Portfolio (PIO)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$23.35		$21.91	$17.01	$17.17	$18.68	$17.15
Net investment income(a)	0.11		0.34	0.36	0.32	0.27	0.22
Net realized and unrealized gain (loss) on investments	1.04		1.44	4.86	(0.15)	(1.49)	1.56
Total from investment operations	1.15		1.78	5.22	0.17	(1.22)	1.78
Distributions to shareholders from:
Net investment income	(0.08)		(0.34)	(0.32)	(0.33)	(0.29)	(0.25)
Net asset value at end of period	$24.42		$23.35	$21.91	$17.01	$17.17	$18.68
Market price at end of period(b)	$24.37		$23.30	$21.96	$16.93	$16.95	$18.69
Net Asset Value Total Return(c)	4.94%		8.08%	30.91%	1.11%	(6.68)%	10.47%
Market Price Total Return(c)	4.95%		7.59%	31.84%	1.95%	(7.92)%	11.30%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$279,641		$288,367	$227,854	$206,712	$278,951	$322,155
Ratio to average net assets of:
Expenses	0.76	%(d)	0.76%	0.83%	0.75%	0.75%	0.75%
Net investment income	0.96	%(d)	1.46%	1.86%	1.90%	1.38%	1.23%
Portfolio turnover rate(e)	19%		28%	52%	104%	26%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares International BuyBack AchieversTM Portfolio (IPKW)

	Six Months Ended April 30, 2015 (Unaudited)		For the Period February 24, 2014(a) Through October 31, 2014

Per Share Operating Performance:
Net asset value at beginning of period	$25.05		$25.03
Net investment income(b)	0.21		0.33
Net realized and unrealized gain (loss) on investments	2.66		(0.09)
Total from investment operations	2.87		0.24
Distributions to shareholders from:
Net investment income	(0.13)		(0.22)
Transaction fees(b)	0.05		—
Net asset value at end of period	$27.84		$25.05
Market price at end of period(c)	$27.86		$25.35
Net Asset Value Total Return(d)	11.72%		0.91	%(e)
Market Price Total Return(d)	10.48%		2.11	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,623		$17,537
Ratio to average net assets of:
Expenses	0.55	%(f)	0.55	%(f)
Net investment income	1.67	%(f)	1.88	%(f)
Portfolio turnover rate(g)	28%		130%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 27, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.23%. The market price total return from Fund Inception to October 31, 2014 was 1.87%.
(f) Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights (continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$19.42		$19.67	$16.65	$16.03	$17.09	$15.66
Net investment income(a)	0.15		0.35	0.32	0.29	0.34	0.27
Net realized and unrealized gain (loss) on investments	1.41		(0.21)	3.04	0.62	(0.89)	1.47
Total from investment operations	1.56		0.14	3.36	0.91	(0.55)	1.74
Distributions to shareholders from:
Net investment income	(0.09)		(0.39)	(0.34)	(0.29)	(0.51)	(0.31)
Net asset value at end of period	$20.89		$19.42	$19.67	$16.65	$16.03	$17.09
Market price at end of period(b)	$20.85		$19.59	$19.68	$16.81	$15.65	$17.03
Net Asset Value Total Return(c)	8.10%		0.66%	20.44%	5.87%	(3.40)%	11.33%
Market Price Total Return(c)	6.96%		1.48%	19.34%	9.50%	(5.35)%	12.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$17,758		$16,505	$21,641	$18,312	$20,033	$32,480
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(d)	0.47%	0.57%	0.75%	0.75%	0.75%
Expenses, prior to Waivers	0.50	%(d)	0.47%	0.59%	0.75%	0.75%	0.75%
Net investment income, after Waivers	1.49	%(d)	1.73%	1.79%	1.82%	1.89%	1.72%
Portfolio turnover rate(e)	52%		57%	28%	115%	83%	125%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2015, the Trust offered sixty portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	“DWA Developed Markets Momentum Portfolio”
PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	“DWA Emerging Markets Momentum Portfolio”
PowerShares Emerging Markets Infrastructure Portfolio (PXR)	“Emerging Markets Infrastructure Portfolio”
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	“FTSE RAFI Asia Pacific ex-Japan Portfolio”
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	“FTSE RAFI Developed Markets ex-U.S. Portfolio”
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio”
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	“FTSE RAFI Emerging Markets Portfolio”
PowerShares Global Agriculture Portfolio (PAGG)	“Global Agriculture Portfolio”
PowerShares Global Clean Energy Portfolio (PBD)	“Global Clean Energy Portfolio”
PowerShares Global Gold and Precious Metals Portfolio (PSAU)	“Global Gold and Precious Metals Portfolio”
PowerShares Global Water Portfolio (PIO)	“Global Water Portfolio”
PowerShares International BuyBack AchieversTM Portfolio (IPKW)	“International BuyBack AchieversTM Portfolio”
PowerShares S&P International Developed High Quality Portfolio (IDHQ)	“S&P International Developed High Quality Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
DWA Developed Markets Momentum Portfolio	NYSE Arca, Inc.
DWA Emerging Markets Momentum Portfolio	NYSE Arca, Inc.
Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.
FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.
FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.
Global Agriculture Portfolio	The NASDAQ Stock Market LLC
Global Clean Energy Portfolio	NYSE Arca, Inc.
Global Gold and Precious Metals Portfolio	The NASDAQ Stock Market LLC
Global Water Portfolio	NYSE Arca, Inc.
International BuyBack AchieversTM Portfolio	The NASDAQ Stock Market LLC
S&P International Developed High Quality Portfolio	NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Developed Markets Momentum Portfolio	Dorsey Wright® Developed Markets Technical Leaders TM Index
DWA Emerging Markets Momentum Portfolio	Dorsey Wright® Emerging Markets Technical Leaders TM Index
Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Markets Index
Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM
Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index
Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM
Global Water Portfolio	NASDAQ OMX Global Water IndexSM
International BuyBack AchieversTM Portfolio	NASDAQ International BuyBack AchieversTM Index
S&P International Developed High Quality Portfolio	S&P International Developed High Quality Rankings Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board

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of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Global Agriculture Portfolio, Global Gold and Precious Metals Portfolio, Global Water Portfolio and International BuyBack AchieversTM Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

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Sampling Risk. FTSE RAFI Emerging Markets Portfolio’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for Global Agriculture Portfolio and Global Gold and Precious Metals Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Global Agriculture Portfolio and Global Gold and Precious Metals Portfolio each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

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G. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

H. Securities Lending

During the six-month period ended April 30, 2015, Emerging Markets Infrastructure Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, Global Agriculture Portfolio, Global Clean Energy Portfolio, Global Gold and Precious Metals Portfolio and Global Water Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed Markets Momentum Portfolio	0.80%
DWA Emerging Markets Momentum Portfolio	0.90%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.49%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.49%
FTSE RAFI Emerging Markets Portfolio	0.49%
Global Agriculture Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%

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% of Average Daily Net Assets
Global Water Portfolio	0.75%
International BuyBack AchieversTM Portfolio	0.55%
S&P International Developed High Quality Portfolio	0.45%

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2015, the Adviser waived fees for each Fund in the following amounts:

DWA Developed Markets Momentum Portfolio	$469
DWA Emerging Markets Momentum Portfolio	622
Emerging Markets Infrastructure Portfolio	46
FTSE RAFI Asia Pacific ex-Japan Portfolio	45
FTSE RAFI Developed Markets ex-U.S. Portfolio	287
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	52
FTSE RAFI Emerging Markets Portfolio	3,581
Global Agriculture Portfolio	21
Global Gold and Precious Metals Portfolio	7
Global Water Portfolio	84
International BuyBack AchieversTM Portfolio	41
S&P International Developed High Quality Portfolio	3

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA Developed Markets Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Emerging Markets Momentum Portfolio	Dorsey Wright & Associates, LLC
Emerging Markets Infrastructure Portfolio	S-Network Global Indexes, Inc.
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.
FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.
Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.
Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC
Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.
Global Water Portfolio	The NASDAQ OMX Group, Inc.
International BuyBack AchieversTM Portfolio	The NASDAQ OMX Group, Inc.
S&P International Developed High Quality Portfolio	S&P Dow Jones Indices

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for PowerShares India Portfolio, and therefore PowerShares India Portfolio is considered to be affiliated with the Funds. The table below shows FTSE RAFI Emerging Markets Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2015.

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FTSE RAFI Emerging Markets Portfolio

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2015	Dividend Income
PowerShares India Portfolio	$—	$3,602,016	$(278,551)	$(253,621)	$10,264	$3,080,108	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six-month period ended April 30, 2015, Emerging Markets Infrastructure Portfolio had a security in the amount of $1,140,928 transferred from Level 3 to Level 1 due to the security trading on exchange.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
DWA Emerging Markets Momentum Portfolio
Equity Securities	$332,996,054	$—	$4,411,035	$337,407,089

Emerging Markets Infrastructure Portfolio
Equity Securities	37,673,283	298,779	—	37,972,062

FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	43,496,983	116,033	0	43,613,016

FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	987,852,309	585,759	0	988,438,068

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	121,019,522	—	296,616	121,316,138

FTSE RAFI Emerging Markets Portfolio
Equity Securities	439,767,178	—	0	439,767,178

Global Gold & Precious Metals Portfolio
Equity Securities	26,027,002	—	437,568	26,464,570

S&P International Developed High Quality Portfolio
Equity Securities	17,660,416	—	61,593	17,722,009

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

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The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for DWA Emerging Markets Momentum Portfolio, Emerging Markets Infrastructure Portfolio and Global Gold and Precious Metals Portfolio during the six-month period ended April 30, 2015:

	Beginning Balance, as of October 31, 2014	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of April 30, 2015
DWA Emerging Markets Momentum Portfolio
Equity Securities	$—	$—	$—	$—	$—	$4,411,035	$—	$4,411,035
Emerging Markets Infrastructure Portfolio
Equity Securities	721,572	—	—	—	419,356	—	(1,140,928)	—
Global Gold and Precious Metals Portfolio
Equity Securities	—	—	—	—	—	437,568	—	437,568

Shares of common stocks determined to be Level 3 at the end of the reporting period halted trading during the period and the fair value measurement was determined using a recent transaction price. A change in information which affects the security’s trading activity or liquidity could result in a significant increase or decrease in fair value.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2014, which expire as follows:

						Post-effective/no expiration
	2015	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Utilized
DWA Developed Markets Momentum Portfolio	$—	$17,174,329	$6,761,697	$1,071,796	$11,083,378	$26,768,301	$—	$62,859,501	$—
DWA Emerging Markets Momentum Portfolio	—	14,116,179	5,190,203	602,137	18,886,830	51,676,403	—	90,471,752	—
Emerging Markets Infrastructure Portfolio	—	—	—	5,545	7,449,409	5,056,901	17,188,541	29,700,396	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	317,335	4,187,699	923,451	—	320,865	524,746	6,274,096	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729	2,040,934	8,801,477	5,210,563	1,248,239	—	6,245,636	23,601,578	2,865,591
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	192,155	2,633,165	695,775	—	78,681	3,479,944	7,079,720	—
FTSE RAFI Emerging Markets Portfolio	—	5,378,903	11,700,199	450,476	—	1,659,889	21,926,182	41,115,649	—
Global Agriculture Portfolio	—	—	—	—	365,885	746,656	6,205,431	7,317,972	—
Global Clean Energy Portfolio	155,633	34,356,421	65,130,758	22,796,787	31,202,293	8,271,525	52,370,062	214,283,479	—
Global Gold and Precious Metals Portfolio	—	—	—	—	374,482	728,133	6,297,370	7,399,985	—
Global Water Portfolio	589,102	64,839,461	41,990,185	1,909,380	4,235,497	7,138,050	24,838,489	145,540,164	3,363,122
International BuyBack AchieversTM Portfolio	—	—	—	—	—	804,393	—	804,393	—
S&P International Developed High Quality Portfolio	47,847	23,676,544	19,713,557	980,146	2,056,117	1,310,427	197,314	47,981,952	405,571

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 7. Investment Transactions

For the six-month period ended April 30, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Developed Markets Momentum Portfolio	$246,607,589	$248,377,011
DWA Emerging Markets Momentum Portfolio	261,970,717	288,830,007
Emerging Markets Infrastructure Portfolio	4,742,531	5,698,110
FTSE RAFI Asia Pacific ex-Japan Portfolio	5,227,930	5,382,770
FTSE RAFI Developed Markets ex-U.S. Portfolio	86,492,016	75,587,943
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	26,540,189	25,703,156
FTSE RAFI Emerging Markets Portfolio	110,629,742	99,508,381
Global Agriculture Portfolio	5,450,980	6,570,420
Global Clean Energy Portfolio	17,184,441	18,178,473
Global Gold and Precious Metals Portfolio	2,053,942	2,000,309
Global Water Portfolio	52,950,334	53,697,398
International BuyBack AchieversTM Portfolio	5,689,685	5,571,620
S&P International Developed High Quality Portfolio	8,819,549	8,808,907

For the six-month period ended April 30, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Developed Markets Momentum Portfolio	$99,103,698	$99,892,140
DWA Emerging Markets Momentum Portfolio	25,268,599	59,553,278
Emerging Markets Infrastructure Portfolio	—	2,805,079
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	182,252,598	40,202,902
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9,623,500	6,628,863
FTSE RAFI Emerging Markets Portfolio	63,473,591	19,164,962
Global Agriculture Portfolio	—	9,336,570
Global Clean Energy Portfolio	1,711,534	10,210,854
Global Gold and Precious Metals Portfolio	30,780,213	21,593,602
Global Water Portfolio	—	19,938,249
International BuyBack AchieversTM Portfolio	13,095,114	2,231,535
S&P International Developed High Quality Portfolio	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Developed Markets Momentum Portfolio	$30,977,076	$(5,585,594)	$25,391,482	$368,942,320
DWA Emerging Markets Momentum Portfolio	45,734,720	(7,608,337)	38,126,383	299,280,706
Emerging Markets Infrastructure Portfolio	9,016,380	(9,433,553)	(417,173)	38,389,235
FTSE RAFI Asia Pacific ex-Japan Portfolio	6,298,030	(4,559,589)	1,738,441	41,874,575
FTSE RAFI Developed Markets ex-U.S. Portfolio	108,079,405	(61,176,945)	46,902,460	941,535,608
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	19,437,490	(9,480,179)	9,957,311	111,358,827
FTSE RAFI Emerging Markets Portfolio	58,762,140	(59,461,893)	(699,753)	440,466,931
Global Agriculture Portfolio	5,172,057	(11,829,441)	(6,657,384)	53,104,507
Global Clean Energy Portfolio	15,609,934	(7,524,988)	8,084,946	68,477,099

84

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Global Gold and Precious Metals Portfolio	$92,648	$(17,560,884)	$(17,468,236)	$43,932,806
Global Water Portfolio	65,607,842	(11,941,554)	53,666,288	252,758,153
International BuyBack AchieversTM Portfolio	2,189,916	(790,693)	1,399,223	29,149,200
S&P International Developed High Quality Portfolio	2,648,996	(726,121)	1,922,875	15,799,134

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

DWA Emerging Markets Momentum Portfolio and International BuyBack AchieversTM Portfolio charge certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statements of Changes in Net Assets as Transaction fees.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

85

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Developed Markets Momentum Portfolio (PIZ)
Actual	$1,000.00	$1,051.42	0.81%	$4.12
Hypothetical (5% return before expenses)	1,000.00	1,020.78	0.81	4.06
PowerShares DWA Emerging Markets Momentum Portfolio (PIE)
Actual	1,000.00	1,013.49	0.90	4.49
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51
PowerShares Emerging Markets Infrastructure Portfolio (PXR)
Actual	1,000.00	1,110.04	0.79	4.13
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79	3.96
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
Actual	1,000.00	1,007.77	0.49	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)
Actual	1,000.00	1,055.15	0.46	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.46	2.31
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)
Actual	1,000.00	1,088.13	0.50	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)
Actual	1,000.00	1,029.50	0.49	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46

86

Fees and Expenses (continued)

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Global Agriculture Portfolio (PAGG)
Actual	$1,000.00	$1,003.89	0.77%	$3.83
Hypothetical (5% return before expenses)	1,000.00	1,020.98	0.77	3.86
PowerShares Global Clean Energy Portfolio (PBD)
Actual	1,000.00	1,063.54	0.76	3.89
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.76	3.81
PowerShares Global Gold and Precious Metals Portfolio (PSAU)
Actual	1,000.00	1,132.32	0.75	3.97
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
PowerShares Global Water Portfolio (PIO)
Actual	1,000.00	1,049.38	0.76	3.86
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.76	3.81
PowerShares International BuyBack AchieversTM Portfolio (IPKW)
Actual	1,000.00	1,117.25	0.55	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55	2.76
PowerShares S&P International Developed High Quality Portfolio (IDHQ)
Actual	1,000.00	1,081.04	0.50	2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

87

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 16, 2015, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 61 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares NYSE Century Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio*

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Agreement at a meeting held on December 18, 2014.

Also at the April 16, 2015 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale

88

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 16, 2015) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2014, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one-year period for PowerShares California AMT-Free Municipal Bond Portfolio, the one- and three-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares California AMT-Free Municipal Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios and advisory fees of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Portfolio

89

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio[1], PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

[1]	PowerShares NYSE Century Portfolio’s annual unitary management fee will be reduced to 0.35% of its average daily net assets, effective May 22, 2015.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds, other than PowerShares CEF Income Composite Portfolio, were lower than the median net expense ratios of their open-end actively-managed peer funds.

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Aggregate Bond Portfolio			X
PowerShares Build America Bond Portfolio	X	N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio			X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X	N/A	X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X	X	X
PowerShares Fundamental Emerging Markets Local Debt Portfolio	X	N/A	X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X

90

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio		N/A	X
PowerShares KBW Bank Portfolio	X	N/A	X
PowerShares KBW Capital Markets Portfolio	X	N/A	X
PowerShares KBW High Dividend Yield Financial Portfolio	X	N/A	X
PowerShares KBW Insurance Portfolio	X	N/A	X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X	N/A	X
PowerShares KBW Regional Bank Portfolio	X	N/A	X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares NYSE Century Portfolio		X	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Portfolio	X	X	X
PowerShares S&P 500 High Momentum Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets High Beta Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed High Beta Portfolio	X	X	X
PowerShares S&P International Developed High Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X	N/A	X
PowerShares S&P SmallCap Consumer Staples Portfolio	X	N/A	X
PowerShares S&P SmallCap Energy Portfolio	X	N/A	X
PowerShares S&P SmallCap Financials Portfolio	X	N/A	X
PowerShares S&P SmallCap Health Care Portfolio	X	N/A	X
PowerShares S&P SmallCap Industrials Portfolio	X	N/A	X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X	N/A	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X

91

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Senior Loan Portfolio	X	N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio	X	N/A	X

[2]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

With respect to PowerShares CEF Income Composite Portfolio, the Trustees noted that there was only one ETF peer fund, which had a net expense ratio that was lower than the Fund. The Trustees also noted that the Fund’s advisory fee was higher than the median net expense ratio of its open-end index peer funds and the median expense ratio of its open-end actively-managed peer funds. In light of this information, at the request of the Independent Trustees, the Adviser provided additional information on the peer groups, which indicated that the open-end index peer funds and the open-end actively-managed peer funds contained numerous fund-of-funds that invest primarily in affiliated funds, and that compared to fund-of-funds that invested primarily in unaffiliated funds (such as PowerShares CEF Income Composite Portfolio), PowerShares CEF Income Composite Portfolio’s advisory fee was lower than the median of the open-end index peer funds and the open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2017, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 16, 2015. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment

92

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

93

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-8
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2015

2015 Semi-Annual Report to Shareholders

PLW	PowerShares 1-30 Laddered Treasury Portfolio

BAB	PowerShares Build America Bond Portfolio

PWZ	PowerShares California AMT-Free Municipal Bond Portfolio

PCEF	PowerShares CEF Income Composite Portfolio

DSUM	PowerShares Chinese Yuan Dim Sum Bond Portfolio

PCY	PowerShares Emerging Markets Sovereign Debt Portfolio

PFEM	PowerShares Fundamental Emerging Markets Local Debt Portfolio

PHB	PowerShares Fundamental High Yield® Corporate Bond Portfolio

PFIG	PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PGHY	PowerShares Global Short Term High Yield Bond Portfolio

PICB	PowerShares International Corporate Bond Portfolio

LDRI	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PZA	PowerShares National AMT-Free Municipal Bond Portfolio

PZT	PowerShares New York AMT-Free Municipal Bond Portfolio

PGX	PowerShares Preferred Portfolio

VRP	PowerShares Variable Rate Preferred Portfolio

PVI	PowerShares VRDO Tax-Free Weekly Portfolio

2

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

April 30, 2015

(Unaudited)

Portfolio Composition Duration Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Maturing in 0-5 Years	19.8
Maturing in 6-10 Years	16.6
Maturing in 11-15 Years	23.3
Maturing in 16-20 Years	9.8
Maturing in 21-25 Years	16.4
Maturing in 26-30 Years	13.2
Money Market Fund Plus Other Assets Less Liabilities	0.9

Schedule of Investments

Principal Amount		Value
	Long-Term Investments—95.8%
	United States Government Obligations—95.8%
	United States Treasury Notes—10.0%
$12,179,000	4.625%, 02/15/17	$13,066,740
12,319,000	3.500%, 02/15/18	13,215,971
13,122,000	2.000%, 02/15/22	13,313,699

		39,596,410

	United States Treasury Bonds—85.8%
9,999,000	8.875%, 02/15/19	12,885,431
9,722,000	8.500%, 02/15/20	12,928,743
9,622,000	7.875%, 02/15/21	12,982,936
9,399,000	7.125%, 02/15/23	13,018,348
9,770,000	6.250%, 08/15/23	13,040,664
8,664,000	7.625%, 02/15/25	13,022,399
9,484,000	6.000%, 02/15/26	13,061,991
8,904,000	6.625%, 02/15/27	13,035,314
9,256,000	6.125%, 11/15/27	13,223,788
9,715,000	5.250%, 02/15/29	13,087,931
8,834,000	6.250%, 05/15/30	13,202,687
28,133,000	5.375%, 02/15/31	39,245,535
29,271,000	4.500%, 02/15/36	38,772,630
9,442,000	4.750%, 02/15/37	12,910,462
9,961,000	4.375%, 02/15/38	12,957,080
11,310,000	3.500%, 02/15/39	12,941,117
9,557,000	4.625%, 02/15/40	12,913,151
9,289,000	4.750%, 02/15/41	12,876,876
11,998,000	3.125%, 02/15/42	12,908,156
12,033,000	3.125%, 02/15/43	12,927,954
10,968,000	3.625%, 02/15/44	12,920,820
13,768,000	2.500%, 02/15/45	13,081,748

		337,945,761

	Total Long-Term Investments (Cost $359,625,129)	377,542,171

Principal Amount		Value
	Short-Term Investments—3.3%
	United States Government Obligations—3.3%
	United States Treasury Notes—3.3%
$12,596,000	4.500%, 02/15/16 (Cost $12,977,434)	$13,025,045

Number of Shares
	Money Market Funds—0.0%
83,833	Invesco Premier Portfolio—Institutional Class(a) (Cost $83,833)	83,833

	Total Short-Term Investments (Cost $13,061,267)	13,108,878

	Total Investments (Cost $372,686,396)—99.1%	390,651,049
	Other assets less liabilities—0.9%	3,373,667

	Net Assets—100.0%	$394,024,716

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Build America Bond Portfolio (BAB)

April 30, 2015

(Unaudited)

Portfolio Composition State and Territory Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
California	23.8
Florida	5.0
Illinois	9.0
Missouri	3.5
New Jersey	4.6
New York	9.2
Ohio	4.1
Texas	10.5
Washington	4.0
Other States and Territories Less Than 3% Each	23.5
Money Market Fund Plus Other Assets Less Liabilities	2.8

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.2%
	Ad Valorem Property Tax—24.2%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,372,090
2,350,000	Baltimore County Maryland Ser. 10	3.110	11/01/18	2,478,968
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,146,190
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,651,185
11,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	12,918,290
3,505,000	California State Ser. 09	7.350	11/01/39	5,161,498
4,500,000	California State Ser. 10	7.625	03/01/40	6,916,590
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,106,839
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,197,340
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,857,440
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,146,060
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	5,771,829
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,914,975
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,162,668
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,496,978
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,680,256
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	2,308,040
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,796,490
200,000	Delaware State Ser. 09D	5.200	10/01/26	222,920
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	619,780
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,100,110
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	668,664
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,133,860
4,980,000	Hawaii State Ser. 10DX	5.230	02/01/25	5,897,764
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,221,770
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,370,080
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,118,510
9,300,000	Illinois State Ser. 10	6.900	03/01/35	10,468,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$5,000,000	Illinois State Ser. 10-1	5.363%	02/01/19	$5,416,000
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,406,767
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,764,275
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	212,802
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	341,901
1,250,000	Katy Texas Independent School District Ser. 10 PSF-GTD	5.999	02/15/30	1,414,450
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,364,920
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,151,520
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,177,120
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/15/28	574,975
5,640,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	7,818,958
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	622,885
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	249,344
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	240,180
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	554,490
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,874,222
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,120,830
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,986,460
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,215,400
2,710,000	New York City New York Ser. 10	5.817	10/01/31	3,060,159
4,700,000	New York City New York Ser. 10	5.968	03/01/36	5,983,288
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,152,360
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	944,563
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,137,520
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,131,000
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,610,573
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,119,790
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	553,065
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,121,940
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,283,120
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,117,070
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,329,980
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,913,175
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,910,482
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,183,070
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,141,400
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,139,430
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,151,150
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	4,098,255
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,044,140
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	234,726
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,167,690
5,000,000	Utah State Ser. 10B	3.369	07/01/21	5,337,100
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,409,180
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	756,797

				189,444,065

	College Revenue—8.0%
4,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	5,021,960
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,208,170
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,391,770
1,300,000	FAU Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,523,821
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	605,829
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,231,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College Revenue (continued)
$1,500,000	Indiana University Rev. Ser. 10	5.636%	06/01/35	$1,661,280
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	5,854,050
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,445,267
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,226,080
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,249,120
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,098,850
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,134,350
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,431,940
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	566,005
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,212,910
905,000	Rutgers The State University of New Jersey	5.545	05/01/29	1,024,560
3,580,000	University of California Rev. Ser. 10	5.946	05/15/45	4,547,889
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	557,730
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,392,460
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,674,200
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	308,455
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	554,415
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,373,600
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,809,391
250,000	Wayne State University Ser. 09B	6.536	11/15/39	277,765

				62,383,347

	Electric Power Revenue—12.3%
6,515,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	10,267,249
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	2,615,280
10,000,000	American Municipal Power, Inc. Ohio Ser. 10	5.939	02/15/47	12,508,000
2,200,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	3,137,244
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	873,397
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	7,787,000
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,222,120
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	2,993,050
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,411,100
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	604,755
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,272,380
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,801,950
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	542,190
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	12,547,700
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,252,710
9,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	11,501,178
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,257,900
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	296,697
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,219,900
2,115,000	South Carolina State Public Service Authority	6.454	01/01/50	2,788,924
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,258,568
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,399,520
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,104,997
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,323,736

				95,987,545

	Fuel Sales Tax Revenue—3.2%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,683,700
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	6,984,300
2,250,000	Missouri State Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,600,235
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,343,900
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,608,068
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,721,650

				24,941,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	General Fund—6.7%
$17,590,000	California State Ser. 09	7.500%	04/01/34	$25,941,204
4,500,000	California State Ser. 10	7.950	03/01/36	5,511,330
7,905,000	California State Ser. 10	7.600	11/01/40	12,304,291
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,882,150
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,460,660

				52,099,635

	Grant Revenue—1.2%
10,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	9,651,507

	Highway Tolls Revenue—7.6%
2,375,000	Bay Area California Auth. Toll Bridge Rev. (San Francisco Bay Area) Ser. 10S3	6.907	10/01/50	3,436,672
3,085,000	Bay Area California Auth. Toll Bridge Rev. Subordinate Lien Ser. 10S1	7.043	04/01/50	4,506,753
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	722,854
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	217,514
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	283,012
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	318,660
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	6,068,850
16,175,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	19,664,433
1,443,000	Pennsylvania Turnpike Commission Rev. Ser. 09	6.105	12/01/39	1,838,065
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,345,760
9,455,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	11,260,338
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,924,300
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,297,829

				59,885,040

	Health, Hospital, Nursing Home Revenue—1.4%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,239,990
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,269,200
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	2,964,450
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,055,810
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,025,720
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,614,900
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	614,140

				10,784,210

	Hotel Occupancy Tax—0.5%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,638,297

	Income Tax Revenue—1.5%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	5,095,140
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	234,952
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,254,230
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,605,590
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,501,400

				11,691,312

	Lease Revenue—5.9%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	352,884
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,168,220
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,236,540
800,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	1,084,776
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,693,100
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,598,440
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,090,270
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,250,760
205,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	208,680
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,213,350
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,348,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Lease Revenue (continued)
$1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750%	09/01/29	$1,786,290
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	533,245
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,174,080
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,215,700
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,157,720
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,321,240
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,098,580
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	565,320
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,152,550
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,948,060
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	610,220
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,711,480
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,020,800
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,395,380
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,457,315

				46,393,221

	Miscellaneous Revenue—5.2%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	572,185
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	591,240
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,317,420
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,197,890
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,238,745
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	569,585
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,260,600
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	8,031,800
1,000,000	Mississippi State Ser. 10	5.245	11/01/34	1,163,160
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,241,320
4,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	6,294,172
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,206,460
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,252,060
5,000,000	Texas State Ser. 09	5.517	04/01/39	6,577,550

				40,514,187

	Miscellaneous Taxes—0.5%
2,895,000	Metropolitan Transportation Authority	7.336	11/15/39	4,343,108

	Port, Airport & Marina Revenue—2.2%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	3,610,729
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	7,574,820
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	288,288
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,845,150

				17,318,987

	Resource Recovery Revenue—0.6%
3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	4,330,489

	Sales Tax Revenue—2.2%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/39	2,358,113
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	228,426
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/40	2,425,160
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	317,507
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,845,750
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,119,140
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,267,597
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/39	2,388,141
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	4,000,350

				16,950,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Sewer Revenue—2.2%
$3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026%	06/01/32	$3,446,070
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	588,895
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,215,977
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,282,631
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,355,096
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,422,088
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	567,165
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	227,838
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,165,060
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,596,860
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	223,078
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,449,430

				17,540,188

	Special Assessment—0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,579,275

	Tax Increment Revenue—0.4%
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	577,045
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,121,730
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,132,070

				2,830,845

	Transit Revenue—4.3%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,455,936
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,275,775
1,875,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	2,535,112
10,095,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	13,920,096
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	2,212,661
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,236,848
7,455,000	New Jersey State Transportation Trust Fund Auth. System Ser. 10B	6.561	12/15/40	9,175,614

				33,812,042

	Water Revenue—6.9%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,757,295
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	237,090
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,922,740
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,328,540
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,519,650
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,520,260
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	595,775
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,184,980
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,155,580
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,115,700
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,587,480
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	6,906,969
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,151,020
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,222,990
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	615,700
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	650,445
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	638,195
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,680,190
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/50	6,643,918
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	605,970
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,333,100
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,387,420
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/40	2,047,696

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813%	10/01/30	$1,719,600
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,144,390
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,441,336
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	1,424,700
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	628,190

				54,166,919

	Total Municipal Bonds (Cost $691,555,800)			760,286,256

Number of Shares
	Money Market Fund—0.7%
5,780,461	Invesco Premier Portfolio—Institutional Class(a) (Cost $5,780,461)			5,780,461

	Total Investments (Cost $697,336,261)—97.9%			766,066,717
	Other assets less liabilities—2.1%			16,602,254

	Net Assets—100.0%			$782,668,971

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

COP—Certificate of Participation

PSF-GTD—Permanent School Fund Guaranteed

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

April 30, 2015

(Unaudited)

Portfolio Composition Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Ad Valorem Property Tax	22.3
Lease Revenue	12.7
College Revenue	10.7
Electric Power Revenue	8.4
Water Revenue	6.7
Health, Hospital, Nursing Home Revenue	6.0
Port, Airport & Marina Revenue	5.7
Miscellaneous Revenue	5.2
Highway Tolls Revenue	5.0
General Fund	4.1
Tax Increment Revenue	3.9
Sales Tax Revenue	3.6
Sewer Revenue	2.6
Special Assessment	1.7
Other Assets Less Liabilities	1.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.6%
	Ad Valorem Property Tax—22.3%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE(a)	5.250%	08/01/17	$1,488,740
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	533,480
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	1,166,410
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	881,080
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/44	2,265,400
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,136,440
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,736,820
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	539,425
1,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	1,689,330
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE(a)	5.000	08/01/17	547,645
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,625,069
1,000,000	Peralta Community College District Ser. 06A NATL RE(a)	5.000	08/01/16	1,058,300
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,110,461
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	542,215
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	434,144
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/43	1,135,810
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,236,760
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	1,946,381

				22,073,910

	College Revenue—10.7%
3,875,000	California State Educational Facilities Auth. Rev. (California Institute of Technology) Ser. 09	5.000	11/01/39	4,403,899
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	535,845
2,000,000	California State University Rev. Systemwide Ser. 14A	5.000	11/01/39	2,287,680
1,500,000	University of California Rev. (Limited Project) Ser. 12G	5.000	05/15/37	1,694,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College Revenue (continued)
$1,500,000	University of California Rev. General Ser. 13AI	5.000%	05/15/38	$1,693,485

				10,615,129

	Electric Power Revenue—8.4%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,188,180
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,292,880
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/39	1,139,460
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/44	1,135,210
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	433,528
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,101,210

				8,290,468

	General Fund—4.1%
550,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	578,116
1,020,000	California State Various Purpose Ser. 09	6.000	04/01/38	1,194,491
2,000,000	California State Various Purpose Ser.13	5.000	04/01/43	2,241,120

				4,013,727

	Highway Tolls Revenue—5.0%
4,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	4,903,875

	Health, Hospital, Nursing Home Revenue—6.0%
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	533,590
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,073,690
1,000,000	California Statewide Communities Development Auth. Rev. (Kaiser Permanente) Ser. 12A	5.000	04/01/42	1,106,660
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,120,650
1,000,000	California Statewide Communities Development Auth. Rev. Ref. (Cottage Health System Obligated Group) Ser. 15	5.000	11/01/43	1,117,230
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	957,436

				5,909,256

	Lease Revenue—12.7%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/39	609,649
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,707,825
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	486,586
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,137,880
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	403,596
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser 15A	5.000	12/01/44	2,247,660
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,153,970
1,000,000	San Diego California Public Facilities Financing Auth. Lease Rev. (Capital improvement Projects) Ser. 15A	5.000	10/15/44	1,099,130
2,000,000	San Jose California Financing Auth. Ref. (Civic Center Project) Ser. 13A	5.000	06/01/39	2,242,540
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	429,072
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,079,070

				12,596,978

	Miscellaneous Revenue—5.2%
1,500,000	California State Various Purpose—Green Bonds Ser.14	5.000	10/01/37	1,714,110
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/45	1,135,460
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,326,700

				5,176,270

	Port, Airport & Marina Revenue—5.7%
2,000,000	Los Angeles California Department of Airports Ref. Subordinate Rev. Ser. 15C	5.000	05/15/38	2,290,420
1,000,000	Los Angeles California Department of Airports Senior Los Angeles International Airport Ser. 10A	5.000	05/15/40	1,136,790
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,254,660

				5,681,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Sales Tax Revenue—3.6%
$1,255,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05A AMBAC(a)	5.000%	07/01/15	$1,265,316
245,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05A AMBAC	5.000	07/01/35	247,002
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,517,085
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	501,845

				3,531,248

	Sewer Revenue—2.6%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	433,664
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	404,244
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	719,784
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	477,931
360,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE(a)	4.750	06/01/15	361,397
30,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE(a)	4.750	06/01/15	30,116
110,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE	4.750	06/01/35	110,383

				2,537,519

	Special Assessment—1.7%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,680,015

	Tax Increment Revenue—3.9%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	1,100,340
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/35	2,811,225

				3,911,565

	Water Revenue—6.7%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE(a)	5.000	06/01/17	1,091,220
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/37	1,759,395
390,000	East Bay California Municipal Utility District Water System Rev. Sub-Ser. 05A NATL RE(a)	5.000	06/01/15	391,618
110,000	East Bay California Municipal Utility District Water System Rev. Sub-Ser. 05A NATL RE	5.000	06/01/35	110,457
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	2,226,480
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	500,830
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM(a)	4.500	05/01/16	521,435

				6,601,435

	Total Investments (Cost $94,452,550)(b)—98.6%			97,523,265
	Other assets less liabilities—1.4%			1,418,799

	Net Assets—100.0%			$98,942,064

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BHAC—Berkshire Hathaway Assurance Corp.

COP—Certificate of Participation

FGIC—Financial Guaranty Insurance Co.

NATL RE—National Public Finance Guarantee Corp.

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ) (continued)

April 30, 2015

(Unaudited)

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	27.0%
Assured Guaranty Corp.	11.0
National Public Finance Guarantee Corp.	9.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2015

(Unaudited)

Portfolio Composition Asset Class Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Bonds	47.5
Bonds/High Yield	25.4
Option Income	23.9
Domestic Equity	3.2
Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Closed-End Funds—100.0%
	Bonds—47.5%
2,328,186	Aberdeen Asia-Pacific Income Fund, Inc.	$12,921,432
2,325,529	AllianceBernstein Income Fund, Inc.	18,115,871
135,147	Babson Capital Global Short Duration High Yield Fund	2,817,815
397,716	BlackRock Build America Bond Trust	8,892,930
474,905	BlackRock Core Bond Trust	6,563,187
1,045,511	BlackRock Credit Allocation Income Trust	14,156,219
561,588	BlackRock Income Trust, Inc.	3,616,627
324,851	BlackRock Limited Duration Income Trust	5,233,350
370,525	BlackRock Multi-Sector Income Trust	6,517,535
431,341	Blackstone/GSO Strategic Credit Fund	7,017,918
220,195	Brookfield Mortgage Opportunity Income Fund, Inc.	3,611,198
97,352	Brookfield Total Return Fund, Inc.	2,304,322
250,902	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	6,046,738
71,881	Cohen & Steers Select Preferred and Income Fund, Inc.	1,894,064
92,191	Cutwater Select Income Fund	1,819,850
716,020	DoubleLine Income Solutions Fund	14,678,410
72,818	DoubleLine Opportunistic Credit Fund	1,821,178
239,542	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,333,139
1,126,255	Eaton Vance Limited Duration Income Fund	16,420,798
182,394	Eaton Vance Short Duration Diversified Income Fund	2,692,135
92,734	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,205,542
172,855	First Trust Aberdeen Global Opportunity Income Fund	2,046,603
422,638	First Trust Intermediate Duration Preferred & Income Fund	9,716,448
132,208	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,165,060
215,858	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	4,444,516
59,597	Flaherty & Crumrine Total Return Fund, Inc.	1,228,294
264,758	Franklin Limited Duration Income Trust	3,259,171
120,414	Guggenheim Build America Bonds Managed Duration Trust	2,692,457

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
99,528	Invesco Bond Fund(a)	$1,861,174
1,509,759	Invesco Senior Income Trust(a)	7,110,965
52,515	John Hancock Investors Trust	936,868
176,537	John Hancock Preferred Income Fund	3,709,042
128,955	John Hancock Preferred Income Fund II	2,729,977
215,302	John Hancock Preferred Income Fund III	3,963,710
437,995	John Hancock Premium Dividend Fund	6,162,590
211,540	Legg Mason BW Global Income Opportunities Fund, Inc.	3,448,102
534,215	MFS Charter Income Trust	4,786,566
199,230	MFS Government Markets Income Trust	1,121,665
1,022,021	MFS Intermediate Income Trust	4,967,022
760,322	MFS Multimarket Income Trust	4,926,887
229,433	Nuveen Build America Bond Fund	4,781,384
62,516	Nuveen Build America Bond Opportunity Fund	1,331,591
1,316,882	Nuveen Credit Strategies Income Fund	11,957,289
472,724	Nuveen Floating Rate Income Fund	5,384,326
240,526	Nuveen Global High Income Fund	4,163,505
43,157	Nuveen Mortgage Opportunity Term Fund 2	973,190
192,964	Nuveen Preferred & Income Term Fund	4,565,528
850,511	Nuveen Preferred Income Opportunities Fund	8,241,452
560,309	Nuveen Quality Preferred Income Fund	4,807,451
839,707	Nuveen Quality Preferred Income Fund II	7,767,290
229,085	Nuveen Quality Preferred Income Fund III	1,983,876
187,093	PIMCO Corporate & Income Strategy Fund	2,926,135
86,501	PIMCO Income Opportunity Fund	2,282,761
125,360	PIMCO Income Strategy Fund	1,434,118
299,547	PIMCO Income Strategy Fund II	3,064,366
187,609	PIMCO Strategic Income Fund, Inc.	1,761,648
212,926	Pioneer Floating Rate Trust	2,474,200
232,205	Prudential Short Duration High Yield Fund, Inc.	3,759,399
548,427	Putnam Master Intermediate Income Trust	2,670,839
1,205,827	Putnam Premier Income Trust	6,342,650
106,316	Stone Harbor Emerging Markets Income Fund	1,787,172
199,879	Strategic Global Income Fund, Inc. (Switzerland)	1,736,949
418,401	TCW Strategic Income Fund, Inc.	2,280,285
1,170,268	Templeton Global Income Fund	8,566,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares CEF Income Composite Portfolio (PCEF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
106,041	Virtus Global Multi-Sector Income Fund	$1,784,670
132,958	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,413,188
138,722	Western Asset Global Partners Income Fund, Inc.	1,351,152
64,002	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,367,083
61,445	Western Asset Mortgage Defined Opportunity Fund, Inc.	1,494,957
72,223	Western Asset Premier Bond Fund	997,400
610,254	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	7,060,639
290,376	Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,406,110

		329,876,340

	Bonds/High Yield—25.4%
757,490	AllianceBernstein Global High Income Fund, Inc.	9,536,799
1,129,923	BlackRock Corporate High Yield Fund, Inc.	12,869,823
1,826,965	BlackRock Debt Strategies Fund, Inc.	6,942,467
320,239	BlackRock Floating Rate Income Strategies Fund, Inc.	4,476,941
201,258	BlackRock Floating Rate Income Trust	2,716,983
465,795	Credit Suisse Asset Management Income Fund, Inc.	1,518,492
591,403	Credit Suisse High Yield Bond Fund	1,655,928
148,181	Deutsche High Income Opportunities Fund, Inc.	2,190,115
217,852	Deutsche Multi-Market Income Trust	1,851,742
499,446	Dreyfus High Yield Strategies Fund	1,842,956
334,732	Eaton Vance Floating-Rate Income Trust	4,943,992
304,949	Eaton Vance Senior Floating-Rate Trust	4,482,750
351,936	First Trust High Income Long/Short Fund	5,824,541
223,362	First Trust Senior Floating Rate Income Fund II	3,091,330
234,776	Global High Income Fund, Inc.	2,112,984
38,658	Guggenheim Credit Allocation Fund	880,243
142,537	Ivy High Income Opportunities Fund	2,351,860
130,990	KKR Income Opportunities Fund	2,156,095
253,204	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,430,758
171,750	Neuberger Berman High Yield Strategies Fund, Inc.	2,141,722
228,396	New America High Income Fund, Inc. (The)	2,096,675
323,599	Nuveen Floating Rate Income Opportunity Fund	3,756,984
247,648	Nuveen NASDAQ 100 Dynamic Overwrite Fund	4,648,353
335,254	Nuveen Senior Income Fund	2,262,965
319,777	PIMCO Corporate & Income Opportunity Fund	5,074,861
1,204,053	PIMCO Dynamic Credit Income Fund	25,441,640
50,333	Pioneer Diversified High Income Trust	877,304
284,727	Prudential Global Short Duration High Yield Fund, Inc.	4,581,257
85,457	Stone Harbor Emerging Markets Income Fund	1,296,383
459,563	Templeton Emerging Markets Income Fund	5,147,106
1,260,953	Voya Prime Rate Trust	7,099,165

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds/High Yield (continued)
611,077	Wells Fargo Advantage Income Opportunities Fund	$5,456,918
417,370	Wells Fargo Advantage Multi-Sector Income Fund	5,672,058
305,023	Western Asset Emerging Markets Debt Fund, Inc.	4,987,126
286,782	Western Asset Emerging Markets Income Fund, Inc.	3,269,315
272,403	Western Asset Global High Income Fund, Inc.	3,056,362
516,262	Western Asset High Income Fund II, Inc.	4,207,535
742,804	Western Asset High Income Opportunity Fund, Inc.	4,003,714
218,060	Western Asset High Yield Defined Opportunity Fund, Inc.	3,600,171
458,150	Western Asset Managed High Income Fund, Inc.	2,377,799
130,079	Western Asset Worldwide Income Fund, Inc.	1,524,526

		176,456,738

	Domestic Equity—3.2%
202,530	BlackRock Science & Technology Trust	3,613,135
117,214	Cohen & Steers Global Income Builder, Inc.	1,383,125
1,284,924	DNP Select Income Fund, Inc.	13,722,988
147,652	GAMCO Natural Resources Gold & Income Trust	1,231,418
120,888	John Hancock Hedged Equity & Income Fund	2,006,741

		21,957,407

	Option Income—23.9%
653,371	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	10,610,745
144,345	BlackRock Energy and Resources Trust	3,114,965
373,477	BlackRock Enhanced Capital and Income Fund, Inc.	5,762,750
1,561,973	BlackRock Enhanced Equity Dividend Trust	12,808,179
677,375	BlackRock Global Opportunities Equity Trust	9,469,703
38,297	BlackRock Health Sciences Trust	1,568,262
944,430	BlackRock International Growth and Income Trust	6,969,893
1,085,039	BlackRock Resources & Commodities Strategy Trust	10,741,886
75,663	Columbia Seligman Premium Technology Growth Fund, Inc.	1,430,787
271,901	Eaton Vance Enhanced Equity Income Fund	3,703,292
323,030	Eaton Vance Enhanced Equity Income Fund II	4,548,262
587,286	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,342,689
144,445	Eaton Vance Tax-Managed Buy-Write Income Fund	2,256,231
367,459	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	5,482,488
1,290,876	Eaton Vance Tax-Managed Diversified Equity Income Fund	14,715,986
728,505	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	8,712,920
2,096,757	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	20,820,797
174,555	First Trust Enhanced Equity Income Fund	2,607,852
132,088	Guggenheim Enhanced Equity Income Fund	1,117,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares CEF Income Composite Portfolio (PCEF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Option Income (continued)
185,079	Madison Covered Call & Equity Strategy Fund	$1,523,200
255,099	Nuveen Dow 30sm Dynamic Overwrite Fund	3,834,138
187,575	Nuveen Global Equity Income Fund	2,509,754
717,660	Nuveen S&P 500 Buy-Write Income Fund	9,128,635
140,362	Nuveen S&P 500 Dynamic Overwrite Fund	1,963,664
109,676	Voya Asia Pacific High Dividend Equity Income Fund	1,324,886
127,342	Voya Global Advantage And Premium Opportunity Fund	1,566,307
849,286	Voya Global Equity Dividend And Premium Opportunity Fund	7,269,888
172,781	Voya Infrastructure Industrials And Materials Fund	2,629,727
133,193	Voya Natural Resources Equity Income Fund	1,185,418

		165,720,768

	Total Investments (Cost $690,756,492)—100.0%	694,011,253
	Other assets less liabilities—0.0%	21,341

	Net Assets—100.0%	$694,032,594

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd., and therefore are considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Sovereign	27.4
Banks	22.6
Real Estate	10.4
Diversified Financial Services	7.0
Electric	3.8
Airlines	2.4
Mining	2.3
Transportation	2.3
Chemicals	1.7
Telecommunications	1.7
Gas	1.6
Food	1.6
Multi-National	1.6
Insurance	1.5
Oil & Gas	1.4
Auto Manufacturers	1.3
Machinery-Construction & Mining	0.9
Iron/Steel	0.9
Lodging	0.8
Internet	0.8
Computers	0.8
Holding Companies-Diversified	0.8
Retail	0.7
Money Market Fund Plus Other Assets Less Liabilities	3.7

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—68.9%
		Australia—0.8%
CNH	5,000,000	Australia & New Zealand Banking Group Ltd., EMTN	2.900%	08/14/15	$801,875

		Brazil—3.8%
CNH	24,000,000	Banco BTG Pactual SA, GMTN	4.100	03/26/16	3,793,987

		China—34.3%
CNH	5,000,000	21Vianet Group, Inc.	7.875	03/22/16	801,486
CNH	10,000,000	Agricultural Bank of China Ltd.	3.200	11/28/15	1,599,955
CNH	3,000,000	Agricultural Development Bank of China	3.200	06/22/15	482,217
CNH	5,000,000	Agricultural Development Bank of China	3.280	01/16/17	795,864
CNH	14,500,000	AVIC International Finance & Investment Ltd.	4.800	07/09/15	2,336,749
CNH	4,000,000	Bank of China Ltd.	3.100	07/23/15	642,433
CNH	10,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.500	12/04/18	1,594,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		China (continued)
CNH	10,000,000	Bitronic Ltd.	4.000%	12/12/15	$1,605,074
CNH	8,000,000	CCBL Funding PLC	3.200	11/29/15	1,280,504
CNH	15,000,000	Central Plaza Development Ltd.	7.600	11/29/15	2,445,089
CNH	1,000,000	China Development Bank Corp.	2.950	08/02/15	160,614
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/27	975,131
CNH	10,000,000	China Development Bank Corp., EMTN	3.600	11/13/18	1,589,679
CNH	10,500,000	China Electronics Corp. Holdings Co. Ltd., EMTN	4.700	01/16/17	1,686,906
CNH	3,000,000	China General Nuclear Power Corp.	3.750	11/01/15	481,915
CNH	6,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	962,721
CNH	15,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	3.875	06/05/16	2,395,768
CNH	5,000,000	Fantasia Holdings Group Co. Ltd.	7.875	05/27/16	768,163
CNH	5,000,000	Gemdale Asia Holding Ltd.	5.625	03/21/18	768,223
CNH	12,000,000	Gemdale International Holding Ltd.	9.150	07/26/15	1,950,691
CNH	12,870,000	Huaneng Power International, Inc.	3.850	02/05/16	2,064,033
CNH	6,000,000	Industrial & Commercial Bank of China Ltd.	3.000	08/14/15	962,967
CNH	10,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.200	11/28/15	1,601,319
CNH	15,000,000	Jinchuan Group Co. Ltd.	4.750	07/17/17	2,353,744
CNH	5,000,000	Kunzhi Ltd.	5.875	01/15/17	789,884
CNH	5,500,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	883,661
CNH	3,000,000	Yanlord Land HK Co. Ltd.	5.375	05/23/16	476,543

					34,456,098

		France—2.4%
CNH	11,000,000	Air Liquide Finance SA	3.000	09/19/16	1,747,418
CNH	4,000,000	Total Capital SA, EMTN	3.750	09/24/18	643,364

					2,390,782

		Germany—1.0%
CNH	1,000,000	Volkswagen International Finance NV, EMTN	2.150	05/23/16	158,289
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750	11/30/17	803,123

					961,412

		Hong Kong—9.3%
CNH	5,000,000	Asia Standard International Group Ltd.	6.500	04/17/18	793,783
CNH	3,000,000	Bank of East Asia China Ltd.	3.650	05/11/15	483,328
CNH	4,000,000	China Construction Bank Asia Corp. Ltd., EMTN	3.250	03/13/16	639,464
CNH	2,000,000	China Datang Overseas Hong Kong Co. Ltd.	4.500	06/15/15	322,054
CNH	5,000,000	Far East Consortium International Ltd.	5.875	03/04/16	803,327
CNH	10,000,000	HKCG Finance Ltd., EMTN	1.400	04/11/16	1,571,069
CNH	5,000,000	I.T. Ltd.	6.250	05/15/18	745,834
CNH	1,000,000	Industrial & Commercial Bank of China Asia Ltd., EMTN	6.000	11/04/21	164,355
CNH	5,000,000	Noble Group Ltd., EMTN	4.000	01/30/16	787,792
CNH	10,000,000	Starway Assets Enterprises, Inc.	4.100	01/22/17	1,600,251
CNH	5,000,000	Value Success International Ltd., EMTN	4.000	11/21/16	800,940
CNH	4,000,000	Value Success International Ltd., EMTN	4.750	11/04/18	651,517

					9,363,714

		India—1.1%
CNH	7,000,000	ICICI Bank Ltd.	4.900	09/21/15	1,127,825

		Japan—2.4%
CNH	15,000,000	Bank of Tokyo-Mitsubishi UFJ China Ltd.	3.050	05/26/17	2,370,394

		Netherlands—0.3%
CNH	2,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.250	09/20/15	321,267

		New Zealand—1.6%
CNH	10,000,000	Fonterra Co-operative Group Ltd., EMTN	3.600	01/29/19	1,568,721

		Russia—3.8%
CNH	10,000,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.250	01/30/17	1,470,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Russia (continued)
CNH	15,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, MTN	3.600%	02/04/16	$2,331,333

					3,801,724

		Singapore—1.7%
CNH	10,500,000	Global Logistic Properties Ltd.	3.375	05/11/16	1,674,982

		South Korea—0.5%
CNH	3,000,000	Korea Development Bank (The)	3.300	06/21/15	482,236

		Supranational—1.5%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/20	1,559,080

		Sweden—0.3%
CNH	2,000,000	Volvo Treasury AB, EMTN	3.800	11/22/15	321,123

		United Kingdom—3.2%
CNH	5,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/18	799,112
CNH	15,000,000	Standard Chartered PLC	2.625	05/31/16	2,384,120

					3,183,232

		United States—0.9%
CNH	5,500,000	Caterpillar Financial Services Corp., EMTN	3.250	06/26/15	884,909

		Total Corporate Bonds (Cost $70,939,197)			69,063,361

		Sovereign Debt Obligations—27.4%
		China—27.1%
CNH	6,000,000	China Government Bond	1.800	12/01/15	957,039
CNH	5,000,000	China Government Bond	2.870	06/27/16	801,462
CNH	13,500,000	China Government Bond	1.400	08/18/16	2,118,261
CNH	15,000,000	China Government Bond	2.600	11/22/16	2,385,385
CNH	5,000,000	China Government Bond	2.560	06/29/17	791,631
CNH	20,000,000	China Government Bond	3.090	11/22/18	3,187,383
CNH	15,000,000	China Government Bond	3.090	06/29/20	2,378,447
CNH	16,000,000	China Government Bond	2.480	12/01/20	2,465,630
CNH	10,000,000	China Government Bond	2.360	08/18/21	1,518,797
CNH	19,000,000	China Government Bond	3.100	06/29/22	2,998,173
CNH	9,000,000	China Government Bond	3.160	06/27/23	1,421,126
CNH	12,500,000	China Government Bond	3.480	06/29/27	2,021,363
CNH	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	953,097
CNH	10,000,000	Export-Import Bank of China (The), Series A	3.000	01/21/16	1,599,306
CNH	10,000,000	Export-Import Bank of China (The), Series B	3.250	01/21/17	1,592,365

					27,189,465

		South Korea—0.3%
CNH	2,000,000	Export-Import Bank of Korea, EMTN	3.250	07/27/15	321,353

		Total Sovereign Debt Obligations (Cost $28,243,908)			27,510,818

	Number of Shares
		Money Market Fund—1.0%
	1,026,362	Invesco Premier Portfolio—Institutional Class(b) (Cost $1,026,362)			1,026,362

		Total Investments (Cost $100,209,467)—97.3%			97,600,541
		Other assets less liabilities—2.7%			2,735,334

		Net Assets—100.0%			$100,335,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) (continued)

April 30, 2015

(Unaudited)

Investment Abbreviations:

CNH—Chinese Yuan

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Notes

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2015

(Unaudited)

Portfolio Composition Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Venezuela	4.1
Russia	3.9
Ukraine	3.6
Brazil	3.6
Latvia	3.6
Pakistan	3.6
Qatar	3.6
Poland	3.5
Lithuania	3.5
Philippines	3.5
South Africa	3.5
Slovenia	3.5
Sri Lanka	3.5
Indonesia	3.5

Hungary	3.5
Romania	3.5
Peru	3.4
South Korea	3.4
El Salvador	3.4
Croatia	3.4
Uruguay	3.4
Dominican Republic	3.4
Panama	3.4
Morocco	3.4
Colombia	3.4
Turkey	3.4
Serbia	3.4
Mexico	3.4
Money Market Fund Plus Other Assets Less Liabilities	1.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.3%
	Brazil—3.6%
$22,555,000	Brazilian Government International Bond	8.250%	01/20/34	$29,885,375
24,387,000	Brazilian Government International Bond	7.125	01/20/37	29,691,172
29,644,000	Brazilian Government International Bond	5.625	01/07/41	30,681,540

				90,258,087

	Colombia—3.4%
21,070,000	Colombia Government International Bond	7.375	09/18/37	28,233,800
24,227,000	Colombia Government International Bond	6.125	01/18/41	28,527,292
25,468,000	Colombia Government International Bond	5.625	02/26/44	28,205,810

				84,966,902

	Croatia—3.4%
25,174,000	Croatia Government International Bond(a)	6.750	11/05/19	28,176,755
26,497,000	Croatia Government International Bond(a)	6.625	07/14/20	29,635,304
25,288,000	Croatia Government International Bond(a)	6.375	03/24/21	28,006,460

				85,818,519

	Dominican Republic—3.4%
26,000,000	Dominican Republic International Bond(a)	6.600	01/28/24	28,535,000
24,462,000	Dominican Republic International Bond(a)	7.450	04/30/44	27,642,060
28,000,000	Dominican Republic International Bond(a)	6.850	01/27/45	29,400,000

				85,577,060

	El Salvador—3.4%
24,488,000	El Salvador Government International Bond(a)	8.250	04/10/32	28,406,080
27,091,000	El Salvador Government International Bond(a)	7.650	06/15/35	28,648,732
27,551,000	El Salvador Government International Bond(a)	7.625	02/01/41	28,859,673

				85,914,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Hungary—3.5%
$24,874,000	Hungary Government International Bond	6.375%	03/29/21	$29,087,158
25,367,000	Hungary Government International Bond	5.375	03/25/24	28,565,779
20,115,000	Hungary Government International Bond	7.625	03/29/41	29,015,887

				86,668,824

	Indonesia—3.5%
19,801,000	Indonesia Government International Bond(a)	8.500	10/12/35	28,760,953
23,911,000	Indonesia Government International Bond(a)	6.625	02/17/37	29,201,309
21,267,000	Indonesia Government International Bond(a)	7.750	01/17/38	29,109,206

				87,071,468

	Latvia—3.6%
44,087,000	Republic of Latvia(a)	2.750	01/12/20	45,043,247
38,145,000	Republic of Latvia(a)	5.250	06/16/21	44,105,156

				89,148,403

	Lithuania—3.5%
24,447,000	Lithuania Government International Bond(a)	7.375	02/11/20	29,800,893
24,563,000	Lithuania Government International Bond(a)	6.125	03/09/21	29,168,563
23,617,000	Lithuania Government International Bond(a)	6.625	02/01/22	29,190,848

				88,160,304

	Mexico—3.4%
22,925,000	Mexico Government International Bond, MTN	6.050	01/11/40	27,882,531
19,857,000	Mexico Government International Bond, Series A, MTN	7.500	04/08/33	28,147,298
20,881,000	Mexico Government International Bond, Series A, MTN	6.750	09/27/34	27,771,730

				83,801,559

	Morocco—3.4%
41,738,000	Morocco Government International Bond(a)	4.250	12/11/22	43,000,575
39,054,000	Morocco Government International Bond(a)	5.500	12/11/42	42,170,509

				85,171,084

	Pakistan—3.6%
27,580,000	Pakistan Government International Bond(a)	7.250	04/15/19	29,218,666
28,355,000	Pakistan Government International Bond(a)	6.750	12/03/19	29,343,483
27,900,000	Pakistan Government International Bond(a)	8.250	04/15/24	30,550,500

				89,112,649

	Panama—3.4%
22,209,000	Panama Government International Bond	7.125	01/29/26	28,927,223
19,567,000	Panama Government International Bond	8.875	09/30/27	28,567,820
21,622,000	Panama Government International Bond	6.700	01/26/36	28,054,545

				85,549,588

	Peru—3.4%
21,692,000	Peruvian Government International Bond	7.350	07/21/25	29,446,890
18,014,000	Peruvian Government International Bond	8.750	11/21/33	28,507,155
23,285,000	Peruvian Government International Bond	5.625	11/18/50	28,116,638

				86,070,683

	Philippines—3.5%
17,513,000	Philippine Government International Bond	9.500	02/02/30	29,465,623
19,515,000	Philippine Government International Bond	7.750	01/14/31	29,248,106
20,903,000	Philippine Government International Bond	6.375	10/23/34	29,264,200

				87,977,929

	Poland—3.5%
25,704,000	Poland Government International Bond	5.125	04/21/21	29,398,693
25,725,000	Poland Government International Bond	5.000	03/23/22	29,410,106
27,220,000	Poland Government International Bond	4.000	01/22/24	29,752,277

				88,561,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Qatar—3.6%
$15,915,000	Qatar Government International Bond(a)	9.750%	06/15/30	$27,095,288
23,347,000	Qatar Government International Bond(a)	6.400	01/20/40	31,872,857
23,541,000	Qatar Government International Bond(a)	5.750	01/20/42	30,014,775

				88,982,920

	Romania—3.5%
35,905,000	Romanian Government International Bond, MTN(a)	6.750	02/07/22	43,310,406
40,664,000	Romanian Government International Bond, MTN(a)	4.375	08/22/23	43,307,160

				86,617,566

	Russia—3.9%
32,400,000	Russian Foreign Bond—Eurobond(a)	4.875	09/16/23	31,914,000
33,600,000	Russian Foreign Bond—Eurobond(a)	5.625	04/04/42	32,667,936
33,000,000	Russian Foreign Bond—Eurobond(a)	5.875	09/16/43	32,727,750

				97,309,686

	Serbia—3.4%
26,900,000	Republic of Serbia(a)	5.875	12/03/18	28,522,070
27,700,000	Republic of Serbia(a)	4.875	02/25/20	28,461,750
24,100,000	Republic of Serbia(a)	7.250	09/28/21	27,848,514

				84,832,334

	Slovenia—3.5%
25,200,000	Slovenia Government International Bond(a)	5.500	10/26/22	29,173,788
24,200,000	Slovenia Government International Bond(a)	5.850	05/10/23	28,789,288
25,500,000	Slovenia Government International Bond(a)	5.250	02/18/24	29,386,200

				87,349,276

	South Africa—3.5%
26,555,000	South Africa Government International Bond	5.875	05/30/22	30,017,772
24,130,000	South Africa Government International Bond	6.250	03/08/41	28,852,241
26,878,000	South Africa Government International Bond	5.375	07/24/44	28,638,509

				87,508,522

	South Korea—3.4%
23,839,000	Republic of Korea	7.125	04/16/19	28,737,914
26,039,000	Republic of Korea	3.875	09/11/23	28,756,170
24,183,000	Republic of Korea	4.125	06/10/44	28,557,221

				86,051,305

	Sri Lanka—3.5%
27,326,000	Sri Lanka Government International Bond(a)	6.250	10/04/20	28,555,670
27,933,000	Sri Lanka Government International Bond(a)	6.250	07/27/21	29,050,320
28,699,000	Sri Lanka Government International Bond(a)	5.875	07/25/22	29,473,873

				87,079,863

	Turkey—3.4%
20,958,000	Turkey Government International Bond	8.000	02/14/34	28,297,492
23,210,000	Turkey Government International Bond	6.875	03/17/36	28,340,570
22,132,000	Turkey Government International Bond	7.250	03/05/38	28,262,564

				84,900,626

	Ukraine—3.6%
62,804,000	Ukraine Government International Bond(a)	7.750	09/23/20	29,046,850
66,638,000	Ukraine Government International Bond(a)	7.950	02/23/21	30,997,332
63,716,000	Ukraine Government International Bond(a)	7.500	04/17/23	30,641,024

				90,685,206

	Uruguay—3.4%
21,688,000	Uruguay Government International Bond	8.000	11/18/22	28,465,500
20,565,000	Uruguay Government International Bond	7.875	01/15/33	28,791,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Uruguay (continued)
$20,316,000	Uruguay Government International Bond	7.625%	03/21/36	$28,442,400

				85,698,900

	Venezuela—4.1%
34,004,000	Venezuela Government International Bond	13.625	08/15/18	26,489,116
72,238,000	Venezuela Government International Bond(a)	7.000	12/01/18	36,119,000
86,571,000	Venezuela Government International Bond(a)	7.750	10/13/19	40,471,943

				103,080,059

	Total Sovereign Debt Obligations (Cost $2,492,211,104)			2,459,924,883

Number of Shares
	Money Market Fund—0.4%
10,323,315	Invesco Premier Portfolio—Institutional Class(b) (Cost $10,323,315)			10,323,315

	Total Investments (Cost $2,502,534,419)—98.7%			2,470,248,198
	Other assets less liabilities—1.3%			31,703,961

	Net Assets—100.0%			$2,501,952,159

Investment Abbreviations:

MTN—Medium-Term Notes

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $1,395,421,766, which represented 55.77% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

April 30, 2015

(Unaudited)

Portfolio Composition Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Russia	15.7
Brazil	8.1
Indonesia	7.8
Mexico	7.7
South Korea	7.7
Malaysia	4.7
Philippines	4.4
Colombia	4.2
Chile	4.1
Thailand	4.0
Israel	4.0
South Africa	3.9
Poland	3.8
Turkey	3.8
Czech Republic	3.8
Hungary	3.7
Peru	3.7
China	3.3
Other Assets Less Liabilities	1.6

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations—98.4%
		Brazil—8.1%
BRL	400,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000%	01/01/17	$127,333
BRL	500,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/21	149,664
BRL	400,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/23	116,974

					393,971

		Chile—4.1%
CLP	110,000,000	Chile Government International Bond(b)	6.000	01/01/20	197,939

		China—3.3%
CNH	1,000,000	China Government Bond	2.560	06/29/17	158,326

		Colombia—4.2%
COP	50,000,000	Colombian TES, Series B	7.250	06/15/16	21,430
COP	300,000,000	Colombian TES, Series B	7.000	05/04/22	129,914
COP	100,000,000	Colombian TES, Series B	10.000	07/24/24	50,966

					202,310

		Czech Republic—3.8%
CZK	800,000	Czech Republic Government Bond, Series 51	4.000	04/11/17	35,186
CZK	700,000	Czech Republic Government Bond, Series 58	5.700	05/25/24	42,315
CZK	2,100,000	Czech Republic Government Bond, Series 61	3.850	09/29/21	105,647

					183,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations (continued)
		Hungary—3.7%
HUF	23,000,000	Hungary Government Bond, Series 17/A	6.750%	11/24/17	$95,413
HUF	20,000,000	Hungary Government Bond, Series 19/A	6.500	06/24/19	84,717

					180,130

		Indonesia—7.8%
IDR	2,000,000,000	Indonesia Treasury Bond, Series FR40	11.000	09/15/25	189,161
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR58	8.250	06/15/32	78,785
IDR	1,500,000,000	Indonesia Treasury Bond, Series FR61	7.000	05/15/22	111,834

					379,780

		Israel—4.0%
ILS	500,000	Israel Government Bond, Series 0122	5.500	01/31/22	166,460
ILS	100,000	Israel Government Bond, Series 0816	4.250	08/31/16	27,368

					193,828

		Malaysia—4.7%
MYR	300,000	Malaysia Government Bond, Series 0311	4.392	04/15/26	87,279
MYR	500,000	Malaysia Government Bond, Series 0512	3.314	10/31/17	140,516

					227,795

		Mexico—7.7%
MXN	2,000,000	Mexican Bonos, Series M	5.000	06/15/17	132,870
MXN	1,000,000	Mexican Bonos, Series M	6.500	06/09/22	68,187
MXN	2,200,000	Mexican Bonos, Series M 20	8.500	05/31/29	173,440

					374,497

		Peru—3.7%
PEN	150,000	Peru Government Bond	7.840	08/12/20	54,641
PEN	180,000	Peru Government Bond	8.200	08/12/26	67,514
PEN	175,000	Peru Government Bond	6.900	08/12/37	57,060

					179,215

		Philippines—4.4%
PHP	2,500,000	Philippine Government Bond, Series 1059	4.125	08/20/24	58,198
PHP	2,600,000	Philippine Government Bond, Series 2017	8.000	07/19/31	83,939
PHP	3,000,000	Philippine Government Bond, Series 7-51	5.000	08/18/18	71,445

					213,582

		Poland—3.8%
PLN	125,000	Poland Government Bond, Series 0719	3.250	07/25/19	36,186
PLN	250,000	Poland Government Bond, Series 0922	5.750	09/23/22	84,573
PLN	225,000	Poland Government Bond, Series 1016	4.750	10/25/16	65,149

					185,908

		Russia—15.7%
RUB	6,000,000	Russian Federal Bond—OFZ, Series 5080	7.400	04/19/17	110,487
RUB	20,000,000	Russian Federal Bond—OFZ, Series 6209	7.600	07/20/22	331,656
RUB	19,000,000	Russian Federal Bond—OFZ, Series 6210	6.800	12/11/19	318,572

					760,715

		South Africa—3.9%
ZAR	1,400,000	South Africa Government Bond, Series R186	10.500	12/21/26	139,963
ZAR	650,000	South Africa Government Bond, Series R213	7.000	02/28/31	47,694

					187,657

		South Korea—7.7%
KRW	300,000,000	Korea Treasury Bond, Series 2106	4.250	06/10/21	313,430
KRW	60,000,000	Korea Treasury Bond, Series 2409	3.000	09/10/24	58,785

					372,215

		Thailand—4.0%
THB	2,250,000	Thailand Government Bond	3.250	06/16/17	70,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations (continued)
		Thailand (continued)
THB	1,500,000	Thailand Government Bond	3.875%	06/13/19	$49,028
THB	2,250,000	Thailand Government Bond	3.580	12/17/27	74,500

					194,179

		Turkey—3.8%
TRY	150,000	Turkey Government Bond	8.300	06/20/18	54,530
TRY	330,000	Turkey Government Bond	10.500	01/15/20	130,080

					184,610

		Total Investments (Cost $5,668,881)—98.4%			4,769,805
		Other assets less liabilities—1.6%			76,535

		Net Assets—100.0%			$4,846,340

Investment Abbreviations:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Yuan

COP—Colombian Peso

CZK—Czech Koruna

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Sheqel

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

THB—Thai Baht

TRY—Turkish Lira

ZAR—South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $197,939, which represented 4.08% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Oil & Gas	11.5
Retail	6.8
Healthcare-Services	6.8
Telecommunications	5.6
Media	4.9
Electric	4.5
Diversified Financial Services	3.9
Commercial Services	3.7
Packaging & Containers	2.9
Auto Parts & Equipment	2.6
Chemicals	2.6
REITs	2.3
Banks	2.2
Building Materials	2.1
Food	2.0
Pipelines	2.0
Internet	2.0
Auto Manufacturers	2.0
Iron/Steel	1.9
Entertainment	1.9
Home Builders	1.7
Semiconductors	1.4
Electronics	1.4
Computers	1.2
Advertising	1.2

Pharmaceuticals	1.1
Lodging	1.1
Miscellaneous Manufacturing	1.1
Oil & Gas Services	1.0
Mining	1.0
Coal	1.0
Apparel	0.9
Insurance	0.9
Aerospace/Defense	0.9
Airlines	0.8
Electrical Components & Equipment	0.8
Healthcare-Products	0.7
Engineering & Construction	0.7
Cosmetics/Personal Care	0.7
Distribution/Wholesale	0.6
Real Estate	0.6
Leisure Time	0.5
Holding Companies-Diversified	0.5
Machinery-Diversified	0.5
Office/Business Equipment	0.5
Beverages	0.5
Machinery-Construction & Mining	0.4
Environmental Control	0.3
Home Furnishings	0.2
Transportation	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.6%
	Advertising—1.2%
$3,681,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/23	$3,778,186
1,880,000	Lamar Media Corp.	5.875	02/01/22	1,997,500
2,158,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/25	2,311,757

				8,087,443

	Aerospace/Defense—0.9%
1,200,000	Aerojet Rocketdyne Holdings, Inc.	7.125	03/15/21	1,293,000
2,400,000	Exelis, Inc.	5.550	10/01/21	2,673,113
2,000,000	Triumph Group, Inc.	4.875	04/01/21	1,990,000

				5,956,113

	Airlines—0.8%
5,518,000	US Airways Group, Inc.	6.125	06/01/18	5,818,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Apparel—0.9%
$2,700,000	Hanesbrands, Inc.	6.375%	12/15/20	$2,868,750
1,744,000	William Carter Co. (The)	5.250	08/15/21	1,818,120
1,495,000	Wolverine World Wide, Inc.	6.125	10/15/20	1,595,913

				6,282,783

	Auto Manufacturers—2.0%
6,116,000	General Motors Co.	3.500	10/02/18	6,324,127
6,700,000	General Motors Co.	4.875	10/02/23	7,289,734

				13,613,861

	Auto Parts & Equipment—2.6%
1,899,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	2,027,182
2,800,000	Dana Holding Corp.	5.375	09/15/21	2,919,000
4,990,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	5,289,400
3,800,000	Lear Corp.	4.750	01/15/23	3,876,000
2,780,000	Tenneco, Inc.	6.875	12/15/20	2,960,700
1,200,000	Titan International, Inc.	6.875	10/01/20	1,095,000

				18,167,282

	Banks—2.2%
2,050,000	CIT Group, Inc.	4.250	08/15/17	2,091,000
1,900,000	CIT Group, Inc.	5.000	08/15/22	1,961,750
2,700,000	Discover Bank	7.000	04/15/20	3,191,424
4,651,000	Regions Bank, Series BKNT	7.500	05/15/18	5,383,444
2,937,000	Synovus Financial Corp.	5.125	06/15/17	3,032,453

				15,660,071

	Beverages—0.5%
1,500,000	Constellation Brands, Inc.	7.250	05/15/17	1,657,313
1,500,000	Constellation Brands, Inc.	4.250	05/01/23	1,546,875

				3,204,188

	Building Materials—2.1%
1,500,000	Griffon Corp.	5.250	03/01/22	1,520,625
2,600,000	Martin Marietta Materials, Inc.	4.250	07/02/24	2,699,489
1,755,000	Masco Corp.	6.125	10/03/16	1,861,178
1,500,000	Masco Corp.	4.450	04/01/25	1,552,500
3,270,000	Owens Corning	4.200	12/15/22	3,395,715
1,300,000	Vulcan Materials Co.	7.000	06/15/18	1,482,000
1,500,000	Vulcan Materials Co.	7.500	06/15/21	1,785,540

				14,297,047

	Chemicals—2.6%
3,250,000	Ashland, Inc.	3.875	04/15/18	3,359,687
3,400,000	Celanese US Holdings LLC	4.625	11/15/22	3,493,500
1,710,000	Chemtura Corp.	5.750	07/15/21	1,776,262
1,800,000	Eagle Spinco, Inc.	4.625	02/15/21	1,829,250
3,900,000	Huntsman International LLC	4.875	11/15/20	3,958,500
1,400,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.	6.750	03/01/19	1,441,125
1,921,000	PolyOne Corp.	5.250	03/15/23	2,012,248

				17,870,572

	Coal—1.0%
3,700,000	CONSOL Energy, Inc.	5.875	04/15/22	3,413,250
2,300,000	Peabody Energy Corp.	6.000	11/15/18	1,824,188
2,700,000	Peabody Energy Corp.	6.250	11/15/21	1,633,500

				6,870,938

	Commercial Services—3.7%
1,600,000	ADT Corp. (The)	2.250	07/15/17	1,596,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services (continued)
$1,800,000	ADT Corp. (The)	3.500%	07/15/22	$1,705,500
4,600,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/23	4,713,574
1,500,000	FTI Consulting, Inc.	6.750	10/01/20	1,585,950
5,358,000	Hertz Corp. (The)	6.750	04/15/19	5,557,800
3,580,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	4,125,950
2,600,000	Service Corp. International	5.375	01/15/22	2,769,000
3,016,000	United Rentals North America, Inc.	7.625	04/15/22	3,340,220

				25,393,994

	Computers—1.2%
1,700,000	IHS, Inc.(a)	5.000	11/01/22	1,708,500
3,825,000	Leidos Holdings, Inc.	4.450	12/01/20	3,809,463
2,700,000	NCR Corp.	6.375	12/15/23	2,855,250

				8,373,213

	Cosmetics/Personal Care—0.7%
2,300,000	Avon Products, Inc.	6.500	03/01/19	2,334,500
2,700,000	Avon Products, Inc.	5.750	03/15/23	2,457,000

				4,791,500

	Distribution/Wholesale—0.6%
1,550,000	H&E Equipment Services, Inc.	7.000	09/01/22	1,631,375
2,380,000	LKQ Corp.	4.750	05/15/23	2,356,200

				3,987,575

	Diversified Financial Services—3.9%
250,000	Aircastle Ltd.	6.750	04/15/17	269,375
900,000	Aircastle Ltd.	6.250	12/01/19	995,625
1,000,000	Aircastle Ltd.	5.125	03/15/21	1,051,200
7,550,000	Ally Financial, Inc.	8.000	03/15/20	8,965,625
2,400,000	CoreLogic, Inc.	7.250	06/01/21	2,571,000
2,900,000	Discover Financial Services	6.450	06/12/17	3,189,127
2,223,000	Discover Financial Services	5.200	04/27/22	2,463,638
3,800,000	E*TRADE Financial Corp.	5.375	11/15/22	4,047,000
1,100,000	Enova International, Inc.(a)	9.750	06/01/21	1,083,500
2,400,000	Walter Investment Management Corp.	7.875	12/15/21	2,160,000

				26,796,090

	Electric—4.5%
2,528,000	AES Corp.	8.000	10/15/17	2,919,840
2,650,000	AES Corp.	7.375	07/01/21	2,962,196
4,500,000	Calpine Corp.	5.750	01/15/25	4,539,600
800,000	Dynegy, Inc.(a)	6.750	11/01/19	840,000
795,000	Dynegy, Inc.	5.875	06/01/23	789,038
3,925,000	FirstEnergy Corp., Series A	2.750	03/15/18	4,011,758
4,150,000	FirstEnergy Corp., Series B	4.250	03/15/23	4,316,726
2,200,000	NRG Energy, Inc.	7.625	01/15/18	2,442,000
2,250,000	NRG Energy, Inc.	8.250	09/01/20	2,385,000
2,950,000	PPL Energy Supply LLC	6.500	05/01/18	3,149,066
3,411,000	PPL Energy Supply LLC	4.600	12/15/21	3,194,429

				31,549,653

	Electrical Components & Equipment—0.8%
1,270,000	Anixter, Inc.	5.625	05/01/19	1,368,425
1,100,000	Anixter, Inc.	5.125	10/01/21	1,148,125
2,700,000	WESCO Distribution, Inc.	5.375	12/15/21	2,767,500

				5,284,050

	Electronics—1.4%
4,910,000	Flextronics International Ltd.	5.000	02/15/23	5,253,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electronics (continued)
$1,700,000	Jabil Circuit, Inc.	8.250%	03/15/18	$1,976,250
2,100,000	Jabil Circuit, Inc.	4.700	09/15/22	2,189,250

				9,419,200

	Engineering & Construction—0.7%
2,900,000	AECOM(a)	5.875	10/15/24	3,011,331
2,100,000	MasTec, Inc.	4.875	03/15/23	1,995,000

				5,006,331

	Entertainment—1.9%
2,650,000	Cinemark USA, Inc.	4.875	06/01/23	2,692,930
500,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/18	520,000
550,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/20	562,375
1,200,000	International Game Technology	7.500	06/15/19	1,282,699
1,500,000	International Game Technology	5.350	10/15/23	1,505,928
1,225,000	National CineMedia LLC	6.000	04/15/22	1,274,000
1,600,000	Pinnacle Entertainment, Inc.	7.500	04/15/21	1,700,000
3,280,000	Regal Entertainment Group	5.750	03/15/22	3,382,500

				12,920,432

	Environmental Control—0.3%
2,275,000	Covanta Holding Corp.	7.250	12/01/20	2,422,875

	Food—2.0%
1,600,000	B&G Foods, Inc.	4.625	06/01/21	1,610,000
646,000	Chiquita Brands International, Inc./Chiquita Brands LLC	7.875	02/01/21	708,177
1,355,000	Darling Ingredients, Inc.	5.375	01/15/22	1,383,794
1,450,000	Post Holdings, Inc.	7.375	02/15/22	1,509,813
5,000,000	SUPERVALU, Inc.	6.750	06/01/21	5,193,750
1,700,000	TreeHouse Foods, Inc.	4.875	03/15/22	1,755,250
1,800,000	WhiteWave Foods Co. (The)	5.375	10/01/22	1,939,500

				14,100,284

	Healthcare-Product—0.7%
2,270,000	Alere, Inc.	7.250	07/01/18	2,420,387
2,500,000	Hologic, Inc.	6.250	08/01/20	2,603,125

				5,023,512

	Healthcare-Service—6.8%
900,000	Acadia Healthcare Co., Inc.(a)	5.625	02/15/23	924,750
1,600,000	Amsurg Corp.	5.625	07/15/22	1,632,320
1,908,000	Centene Corp.	5.750	06/01/17	2,032,020
1,000,000	Centene Corp.	4.750	05/15/22	1,053,750
4,200,000	CHS/Community Health Systems, Inc.	6.875	02/01/22	4,478,250
4,400,000	DaVita Healthcare Partners, Inc.	5.125	07/15/24	4,485,800
4,684,000	HCA, Inc.	6.500	02/15/20	5,351,470
4,800,000	HCA, Inc.	5.000	03/15/24	5,112,960
3,450,000	Health Net, Inc.	6.375	06/01/17	3,682,875
2,100,000	HealthSouth Corp.	5.750	11/01/24	2,226,000
1,100,000	Kindred Healthcare, Inc.(a)	8.000	01/15/20	1,192,180
2,300,000	Kindred Healthcare, Inc.	6.375	04/15/22	2,380,500
2,400,000	LifePoint Hospitals, Inc.	5.500	12/01/21	2,528,640
1,800,000	Tenet Healthcare Corp.	6.250	11/01/18	1,954,800
1,800,000	Tenet Healthcare Corp.	6.000	10/01/20	1,926,000
3,081,000	Universal Health Services, Inc.	7.125	06/30/16	3,285,116
2,500,000	WellCare Health Plans, Inc.	5.750	11/15/20	2,662,500

				46,909,931

	Holding Companies-Diversified—0.5%
1,800,000	Leucadia National Corp.	8.125	09/15/15	1,846,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Holding Companies-Diversified (continued)
$1,800,000	Leucadia National Corp.	5.500%	10/18/23	$1,851,696

				3,697,776

	Home Builder—1.7%
1,600,000	Centex LLC	6.500	05/01/16	1,676,000
1,300,000	D.R. Horton, Inc.	3.750	03/01/19	1,319,500
1,370,000	D.R. Horton, Inc.	4.375	09/15/22	1,390,550
600,000	KB Home	4.750	05/15/19	598,500
600,000	KB Home	7.000	12/15/21	628,500
2,300,000	Lennar Corp.	4.500	11/15/19	2,380,500
6,000	Lennar Corp., Series B	5.600	05/31/15	6,026
545,000	Standard Pacific Corp.	8.375	05/15/18	628,794
500,000	Standard Pacific Corp.	8.375	01/15/21	587,500
650,000	Toll Brothers Finance Corp.	8.910	10/15/17	750,750
855,000	Toll Brothers Finance Corp.	5.875	02/15/22	944,775
200,000	TRI Pointe Holdings, Inc.(a)	4.375	06/15/19	197,750
200,000	TRI Pointe Holdings, Inc.(a)	5.875	06/15/24	198,000
740,000	William Lyon Homes, Inc.	8.500	11/15/20	806,600

				12,113,745

	Home Furnishings—0.2%
1,175,000	Tempur Sealy International, Inc.	6.875	12/15/20	1,257,250

	Insurance—0.9%
2,994,000	Genworth Holdings, Inc., MTN	6.515	05/22/18	3,173,640
2,791,000	Genworth Holdings, Inc.	7.625	09/24/21	2,972,415

				6,146,055

	Internet—2.0%
900,000	Cyrusone LP/Cyrusone Finance Corp.	6.375	11/15/22	952,875
2,501,000	Equinix, Inc.	5.375	04/01/23	2,594,787
2,870,000	Expedia, Inc.	5.950	08/15/20	3,226,933
1,800,000	IAC/InterActiveCorp	4.750	12/15/22	1,806,750
305,000	NetFlix, Inc.	5.750	03/01/24	324,063
2,300,000	NetFlix, Inc.(a)	5.875	02/15/25	2,461,000
2,350,000	VeriSign, Inc.	4.625	05/01/23	2,360,575

				13,726,983

	Iron/Steel—1.9%
1,100,000	Allegheny Technologies, Inc.	9.375	06/01/19	1,314,500
1,400,000	Allegheny Technologies, Inc.	6.375	08/15/23	1,487,500
2,555,000	Commercial Metals Co.	7.350	08/15/18	2,784,950
3,200,000	Steel Dynamics, Inc.(a)	5.125	10/01/21	3,288,000
2,100,000	United States Steel Corp.	6.050	06/01/17	2,194,500
2,192,000	United States Steel Corp.	7.375	04/01/20	2,301,600

				13,371,050

	Leisure Time—0.5%
1,700,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	1,806,250
1,900,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	2,031,813

				3,838,063

	Lodging—1.1%
2,100,000	Choice Hotels International, Inc.	5.750	07/01/22	2,310,000
1,200,000	Felcor Lodging LP	6.750	06/01/19	1,246,500
1,950,000	MGM Resorts International	6.625	07/15/15	1,967,063
2,100,000	MGM Resorts International	6.625	12/15/21	2,257,500

				7,781,063

	Machinery-Construction & Mining—0.4%
2,775,000	Terex Corp.	6.000	05/15/21	2,830,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Diversified—0.5%
$2,000,000	Manitowoc Co., Inc. (The)	8.500%	11/01/20	$2,150,000
1,400,000	Zebra Technologies Corp.(a)	7.250	10/15/22	1,515,500

				3,665,500

	Media—4.9%
1,935,000	AMC Networks, Inc.	7.750	07/15/21	2,118,825
1,800,000	Cablevision Systems Corp.	8.625	09/15/17	2,034,000
5,590,000	CCO Holdings LLC/CCO Holdings Capital Corp.	6.625	01/31/22	5,974,312
4,000,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/22	4,250,000
1,900,000	CSC Holdings LLC	6.750	11/15/21	2,154,125
2,943,000	DISH DBS Corp.	7.125	02/01/16	3,049,684
2,800,000	DISH DBS Corp.	6.750	06/01/21	2,971,724
3,287,000	Gannett Co., Inc.	6.375	10/15/23	3,570,504
900,000	LIN Television Corp.(a)	5.875	11/15/22	929,250
1,450,000	McClatchy Co. (The)	9.000	12/15/22	1,413,750
4,050,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/20	4,136,062
1,700,000	Sinclair Television Group, Inc.	6.125	10/01/22	1,802,000

				34,404,236

	Mining—1.0%
2,950,000	Alcoa, Inc.	5.550	02/01/17	3,126,802
2,900,000	Alcoa, Inc.	5.400	04/15/21	3,187,193
1,100,000	Hecla Mining Co.	6.875	05/01/21	1,001,000

				7,314,995

	Miscellaneous Manufacturing—1.1%
2,350,000	Harsco Corp.	5.750	05/15/18	2,449,875
2,450,000	SPX Corp.	6.875	09/01/17	2,682,750
2,600,000	Trinity Industries, Inc.	4.550	10/01/24	2,570,355

				7,702,980

	Office/Business Equipment—0.5%
3,000,000	CDW LLC/CDW Finance Corp.	6.000	08/15/22	3,243,750

	Oil & Gas—11.5%
2,000,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,965,000
800,000	Bill Barrett Corp.	7.625	10/01/19	782,000
1,000,000	Bill Barrett Corp.	7.000	10/15/22	905,000
1,000,000	Bonanza Creek Energy, Inc.	6.750	04/15/21	1,022,500
2,300,000	California Resources Corp.	5.000	01/15/20	2,185,000
2,500,000	California Resources Corp.	6.000	11/15/24	2,362,500
1,100,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,149,555
2,450,000	Chesapeake Energy Corp.	7.250	12/15/18	2,646,000
2,707,000	Chesapeake Energy Corp.	6.625	08/15/20	2,801,745
2,200,000	Cimarex Energy Co.	5.875	05/01/22	2,348,500
1,400,000	Clayton Williams Energy, Inc.	7.750	04/01/19	1,347,500
2,500,000	Concho Resources, Inc.	5.500	04/01/23	2,546,875
3,731,000	Denbury Resources, Inc.	4.625	07/15/23	3,376,555
600,000	Diamondback Energy, Inc.	7.625	10/01/21	652,500
2,300,000	Energen Corp.	4.625	09/01/21	2,172,552
2,600,000	EP Energy LLC/EP Energy Finance, Inc.	9.375	05/01/20	2,795,000
835,000	Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.750	04/01/22	830,825
1,050,000	Laredo Petroleum, Inc.	5.625	01/15/22	1,061,812
3,900,000	Murphy Oil USA, Inc.	6.000	08/15/23	4,196,400
2,900,000	Newfield Exploration Co.	5.625	07/01/24	3,088,500
500,000	Oasis Petroleum, Inc.	7.250	02/01/19	512,750
500,000	Oasis Petroleum, Inc.	6.875	03/15/22	511,250
1,390,000	Parker Drilling Co.	6.750	07/15/22	1,181,500
1,200,000	PDC Energy, Inc.	7.750	10/15/22	1,284,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$2,775,000	QEP Resources, Inc.	6.875%	03/01/21	$2,976,188
2,200,000	Range Resources Corp.	5.000	03/15/23	2,244,000
1,000,000	Rice Energy, Inc.	6.250	05/01/22	1,010,000
1,700,000	Rosetta Resources, Inc.	5.625	05/01/21	1,710,625
600,000	RSP Permian, Inc.(a)	6.625	10/01/22	625,800
900,000	Sanchez Energy Corp.	6.125	01/15/23	886,500
3,707,000	SandRidge Energy, Inc.	7.500	03/15/21	2,567,098
950,000	SM Energy Co.	6.625	02/15/19	985,625
1,000,000	SM Energy Co.(a)	6.125	11/15/22	1,055,000
858,000	SM Energy Co.	6.500	01/01/23	905,190
2,175,000	Stone Energy Corp.	7.500	11/15/22	2,011,875
2,300,000	Tesoro Corp.	4.250	10/01/17	2,392,000
2,323,000	Tesoro Corp.	5.375	10/01/22	2,439,150
2,150,000	Unit Corp.	6.625	05/15/21	2,074,750
3,230,000	W&T Offshore, Inc.	8.500	06/15/19	2,325,600
2,673,000	Western Refining, Inc.	6.250	04/01/21	2,713,095
500,000	Whiting Canadian Holding Co. ULC	8.125	12/01/19	533,100
1,400,000	Whiting Petroleum Corp.	5.000	03/15/19	1,403,500
1,550,000	Whiting Petroleum Corp.	5.750	03/15/21	1,580,039
1,700,000	WPX Energy, Inc.	5.250	01/15/17	1,759,500
1,700,000	WPX Energy, Inc.	6.000	01/15/22	1,675,146

				79,599,600

	Oil & Gas Services—1.0%
1,575,000	Basic Energy Services, Inc.	7.750	02/15/19	1,354,500
1,578,000	Bristow Group, Inc.	6.250	10/15/22	1,554,330
1,392,000	Forum Energy Technologies, Inc.	6.250	10/01/21	1,322,400
1,500,000	Gulfmark Offshore, Inc.	6.375	03/15/22	1,192,500
2,850,000	Key Energy Services, Inc.	6.750	03/01/21	1,909,500

				7,333,230

	Packaging & Containers—2.9%
3,822,000	Ball Corp.	4.000	11/15/23	3,764,670
2,500,000	Berry Plastics Corp.	5.500	05/15/22	2,600,000
4,200,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/23	4,242,000
2,800,000	Graphic Packaging International, Inc.	4.750	04/15/21	2,926,000
3,717,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	3,940,020
2,300,000	Silgan Holdings, Inc.	5.000	04/01/20	2,397,750

				19,870,440

	Pharmaceuticals—1.1%
1,400,000	Hospira, Inc.	6.050	03/30/17	1,519,360
1,400,000	Hospira, Inc.	5.800	08/12/23	1,675,397
3,000,000	Omnicare, Inc.	4.750	12/01/22	3,292,500
1,200,000	Salix Pharmaceuticals Ltd.(a)	6.500	01/15/21	1,362,750

				7,850,007

	Pipelines—2.0%
5,056,000	ONEOK, Inc.	4.250	02/01/22	4,865,798
1,600,000	Rose Rock Midstream LP/Rose Rock Finance Corp.	5.625	07/15/22	1,608,000
1,500,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	1,522,500
5,985,000	Williams Cos., Inc. (The)	4.550	06/24/24	5,894,244

				13,890,542

	Real Estate—0.6%
3,200,000	CBRE Services, Inc.	5.000	03/15/23	3,344,000
580,000	Kennedy-Wilson, Inc.	5.875	04/01/24	588,758

				3,932,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs—2.3%
$600,000	ARC Properties Operating Partnership LP	2.000%	02/06/17	$585,000
600,000	ARC Properties Operating Partnership LP	4.600	02/06/24	591,750
3,200,000	Crown Castle International Corp.	5.250	01/15/23	3,393,920
1,400,000	DuPont Fabros Technology LP	5.875	09/15/21	1,457,750
3,750,000	Iron Mountain, Inc.	5.750	08/15/24	3,895,500
1,700,000	iStar Financial, Inc.	4.000	11/01/17	1,683,680
1,300,000	MPT Operating Partnership LP/MPT Finance Corp.	6.875	05/01/21	1,404,000
1,425,000	Omega Healthcare Investors, Inc.	6.750	10/15/22	1,500,895
1,400,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/21	1,491,000

				16,003,495

	Retail—6.8%
3,100,000	Asbury Automotive Group, Inc.	6.000	12/15/24	3,262,750
3,500,000	Best Buy Co., Inc.	5.000	08/01/18	3,701,600
3,304,000	Best Buy Co., Inc.	5.500	03/15/21	3,493,980
3,600,000	Darden Restaurants, Inc.	6.450	10/15/17	3,964,100
3,300,000	Family Tree Escrow LLC(a)	5.750	03/01/23	3,481,500
2,300,000	Group 1 Automotive, Inc.(a)	5.000	06/01/22	2,323,000
2,950,000	L Brands, Inc.	6.900	07/15/17	3,263,438
3,000,000	L Brands, Inc.	5.625	02/15/22	3,307,500
1,800,000	Men’s Wearhouse, Inc. (The)(a)	7.000	07/01/22	1,917,000
2,960,000	Penske Automotive Group, Inc.	5.750	10/01/22	3,122,800
2,700,000	PVH Corp.	4.500	12/15/22	2,767,500
2,200,000	QVC, Inc.	4.375	03/15/23	2,228,268
2,640,000	QVC, Inc.	3.125	04/01/19	2,657,107
4,966,000	Rite Aid Corp.	8.000	08/15/20	5,267,188
2,200,000	Sally Holdings LLC/Sally Capital, Inc.	5.750	06/01/22	2,348,500

				47,106,231

	Semiconductors—1.4%
1,500,000	Advanced Micro Devices, Inc.	6.750	03/01/19	1,312,500
1,500,000	Advanced Micro Devices, Inc.	7.750	08/01/20	1,237,500
2,320,000	Amkor Technology, Inc.	6.625	06/01/21	2,404,100
4,750,000	Micron Technology, Inc.(a)	5.500	02/01/25	4,738,125

				9,692,225

	Telecommunications—5.6%
3,700,000	CenturyLink, Inc., Series S	6.450	06/15/21	3,996,000
2,000,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,135,000
4,065,000	Embarq Corp.	7.082	06/01/16	4,289,839
2,130,000	Frontier Communications Corp.	8.250	04/15/17	2,364,300
2,300,000	Frontier Communications Corp.	8.500	04/15/20	2,558,750
2,000,000	Frontier Communications Corp.	7.125	01/15/23	2,020,000
1,200,000	GCI, Inc.	8.625	11/15/19	1,251,756
1,200,000	Hughes Satellite Systems Corp.	6.500	06/15/19	1,323,000
1,000,000	Hughes Satellite Systems Corp.	7.625	06/15/21	1,118,750
3,700,000	Level 3 Financing, Inc.	5.375	08/15/22	3,792,500
2,000,000	SBA Telecommunications, Inc.	5.750	07/15/20	2,105,000
5,320,000	T-Mobile USA, Inc.	6.250	04/01/21	5,579,350
1,100,000	ViaSat, Inc.	6.875	06/15/20	1,175,141
5,350,000	Windstream Corp.	7.750	10/15/20	5,523,875

				39,233,261

	Transportation— 0.2%
1,350,000	Hornbeck Offshore Services, Inc.	5.875	04/01/20	1,228,500

	Total Corporate Bonds (Cost $680,295,403)			684,641,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.3%
1,752,633	Invesco Premier Portfolio—Institutional Class(b) (Cost $1,752,633)	$1,752,633

	Total Investments (Cost $682,048,036)—98.9%	686,393,847
	Other assets less liabilities—1.1%	7,818,348

	Net Assets—100.0%	$694,212,195

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $32,852,936, which represented 4.73% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Banks	9.8
Oil & Gas	7.3
Retail	6.7
Insurance	6.3
Pharmaceuticals	5.9
Electric	5.0
Media	3.5
Diversified Financial Services	3.2
Chemicals	3.0
Telecommunications	2.9
Aerospace/Defense	2.8
Computers	2.8
Food	2.6
REITs	2.6
Agriculture	2.5
Healthcare-Services	2.3
Semiconductors	2.2
Software	2.1
Transportation	1.8
Beverages	1.6
Oil & Gas Services	1.5
Pipelines	1.5
Healthcare-Products	1.4
Internet	1.4
Miscellaneous Manufacturing	1.3
Cosmetics/Personal Care	1.1

Auto Manufacturers	1.0
Biotechnology	1.0
Commercial Services	1.0
Electronics	0.9
Machinery-Diversified	0.8
Household Products/Wares	0.7
Office/Business Equipment	0.7
Machinery-Construction & Mining	0.7
Electrical Components & Equipment	0.6
Environmental Control	0.6
Iron/Steel	0.6
Auto Parts & Equipment	0.6
Mining	0.6
Apparel	0.4
Forest Products & Paper	0.3
Water	0.3
Housewares	0.3
Gas	0.3
Distribution/Wholesale	0.3
Lodging	0.3
Textiles	0.3
Hand/Machine Tools	0.3
Leisure Time	0.3
Toys/Games/Hobbies	0.3
Metal Fabricate/Hardware	0.3
Advertising	0.2
Engineering & Construction	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.0

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—99.0%
	Advertising—0.2%
$50,000	Omnicom Group, Inc.	3.625%	05/01/22	$52,453

	Aerospace/Defense—2.8%
50,000	Boeing Co. (The)	4.875	02/15/20	57,161
100,000	General Dynamics Corp.	1.000	11/15/17	100,017
100,000	General Dynamics Corp.	2.250	11/15/22	97,615
100,000	L-3 Communications Corp.	5.200	10/15/19	110,722
100,000	Lockheed Martin Corp.	4.250	11/15/19	110,320
100,000	Lockheed Martin Corp.	3.350	09/15/21	105,646
50,000	Northrop Grumman Corp.	3.250	08/01/23	51,251
100,000	Raytheon Co.	3.125	10/15/20	105,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Aerospace/Defense (continued)
$100,000	United Technologies Corp.	1.800%	06/01/17	$101,920
100,000	United Technologies Corp.	3.100	06/01/22	103,565

				943,318

	Agriculture—2.5%
100,000	Altria Group, Inc.	9.700	11/10/18	125,735
100,000	Altria Group, Inc.	2.850	08/09/22	99,667
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	111,821
100,000	Bunge Ltd. Finance Corp.	8.500	06/15/19	122,803
100,000	Lorillard Tobacco Co.	6.875	05/01/20	118,351
75,000	Philip Morris International, Inc.	5.650	05/16/18	84,476
100,000	Reynolds American, Inc.	6.750	06/15/17	110,552
50,000	Reynolds American, Inc.	3.250	11/01/22	49,537

				822,942

	Apparel—0.4%
150,000	NIKE, Inc.	2.250	05/01/23	148,148

	Auto Manufacturers—1.0%
100,000	Ford Motor Credit Co. LLC	5.000	05/15/18	108,929
100,000	Ford Motor Credit Co. LLC	5.875	08/02/21	117,008
100,000	PACCAR Financial Corp., MTN	1.150	08/16/16	100,709

				326,646

	Auto Parts & Equipment—0.6%
100,000	Johnson Controls, Inc.	5.500	01/15/16	103,338
100,000	Johnson Controls, Inc.	4.250	03/01/21	108,197

				211,535

	Banks—9.8%
150,000	Bank of America Corp., MTN	6.875	04/25/18	171,191
200,000	Bank of America Corp., MTN	3.300	01/11/23	200,793
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	159,373
150,000	BB&T Corp.	5.250	11/01/19	168,479
50,000	Capital One Financial Corp.	4.750	07/15/21	55,755
250,000	Citigroup, Inc.	6.125	11/21/17	277,411
100,000	Citigroup, Inc.	4.500	01/14/22	109,385
50,000	Discover Bank	4.200	08/08/23	52,230
50,000	Fifth Third Bancorp	3.625	01/25/16	51,030
100,000	Fifth Third Bancorp	4.300	01/16/24	106,586
100,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	112,051
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	58,108
150,000	Huntington National Bank (The), Series BKNT	1.300	11/20/16	150,153
150,000	JPMorgan Chase & Co.	6.000	01/15/18	167,191
100,000	JPMorgan Chase & Co.	4.500	01/24/22	109,631
50,000	KeyCorp, MTN	5.100	03/24/21	56,612
100,000	Morgan Stanley, GMTN	6.625	04/01/18	113,358
100,000	Morgan Stanley, MTN	5.625	09/23/19	113,350
100,000	Morgan Stanley, Series F, MTN	3.875	04/29/24	103,722
100,000	PNC Funding Corp.	2.700	09/19/16	102,362
100,000	State Street Corp.	2.875	03/07/16	101,997
50,000	State Street Corp.	3.100	05/15/23	50,351
200,000	SunTrust Bank/Atlanta Ga, Series BKNT	2.750	05/01/23	197,440
100,000	SunTrust Banks, Inc.	3.600	04/15/16	102,353
100,000	US Bancorp, MTN	2.950	07/15/22	100,472
100,000	Wells Fargo & Co.	5.625	12/11/17	110,714
150,000	Wells Fargo & Co., MTN	3.500	03/08/22	157,327

				3,259,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Beverages—1.6%
$100,000	Coca-Cola Co. (The)	3.300%	09/01/21	$106,593
100,000	Dr Pepper Snapple Group, Inc.	6.820	05/01/18	114,942
100,000	Molson Coors Brewing Co.	3.500	05/01/22	102,808
100,000	PepsiCo, Inc.	7.900	11/01/18	120,505
100,000	PepsiCo, Inc.	2.750	03/01/23	100,835

				545,683

	Biotechnology—1.0%
200,000	Amgen, Inc.	3.875	11/15/21	215,436
100,000	Biogen, Inc.	6.875	03/01/18	114,799

				330,235

	Chemicals—3.0%
100,000	Dow Chemical Co. (The)	8.550	05/15/19	124,270
150,000	Dow Chemical Co. (The)	4.250	11/15/20	164,181
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	114,054
50,000	Eastman Chemical Co.	2.400	06/01/17	51,076
100,000	Ecolab, Inc.	3.000	12/08/16	103,081
150,000	Lyondellbasell Industries NV	5.000	04/15/19	165,008
148,000	Mosaic Co. (The)	4.250	11/15/23	157,830
100,000	Praxair, Inc.	4.500	08/15/19	110,165

				989,665

	Commercial Services—1.0%
50,000	Block Financial LLC	5.500	11/01/22	54,946
150,000	MasterCard, Inc.	3.375	04/01/24	157,227
100,000	Western Union Co. (The)	5.930	10/01/16	106,393

				318,566

	Computers—2.8%
100,000	Apple, Inc.	1.000	05/03/18	99,519
150,000	Apple, Inc.	2.400	05/03/23	146,246
100,000	Computer Sciences Corp.	6.500	03/15/18	111,639
100,000	EMC Corp.	2.650	06/01/20	102,547
100,000	Hewlett-Packard Co.	2.600	09/15/17	102,487
100,000	Hewlett-Packard Co.	3.750	12/01/20	105,542
50,000	International Business Machines Corp.	5.700	09/14/17	55,391
100,000	NetApp, Inc.	3.375	06/15/21	101,659
100,000	Seagate HDD Cayman(a)	4.750	01/01/25	102,757

				927,787

	Cosmetics/Personal Care—1.1%
150,000	Colgate-Palmolive Co., MTN	2.300	05/03/22	150,040
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	111,659
100,000	Procter & Gamble Co. (The)	3.100	08/15/23	105,064

				366,763

	Distribution/Wholesale—0.3%
100,000	Ingram Micro, Inc.	4.950	12/15/24	103,943

	Diversified Financial Services—3.2%
100,000	American Express Co.	7.000	03/19/18	114,979
50,000	Ameriprise Financial, Inc.	5.300	03/15/20	57,437
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	113,618
50,000	Charles Schwab Corp. (The)	4.450	07/22/20	56,015
150,000	General Electric Capital Corp., GMTN	5.625	05/01/18	168,682
150,000	General Electric Capital Corp., MTN	4.650	10/17/21	170,479
150,000	Jefferies Group LLC	5.125	04/13/18	158,927
200,000	Jefferies Group LLC	6.875	04/15/21	227,962

				1,068,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric—5.0%
$100,000	Consolidated Edison Co. of New York, Inc.	7.125%	12/01/18	$118,710
100,000	Consumers Energy Co.	6.700	09/15/19	119,682
100,000	Duke Energy Corp.	3.050	08/15/22	102,221
50,000	Duke Energy Progress, Inc.	5.300	01/15/19	56,355
100,000	Entergy Texas, Inc.	7.125	02/01/19	118,379
100,000	Exelon Corp.	4.900	06/15/15	100,478
100,000	Florida Power & Light Co.	3.250	06/01/24	104,566
100,000	Georgia Power Co.	4.250	12/01/19	110,139
150,000	NextEra Energy Capital Holdings, Inc.	6.000	03/01/19	171,387
50,000	NiSource Finance Corp.	6.400	03/15/18	56,777
30,000	Ohio Power Co., Series M	5.375	10/01/21	35,274
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	105,815
100,000	Southern California Edison Co.	3.875	06/01/21	108,921
100,000	Virginia Electric & Power Co.	5.400	04/30/18	111,881
100,000	Virginia Electric & Power Co.	2.750	03/15/23	100,679
150,000	Xcel Energy, Inc.	4.700	05/15/20	165,479

				1,686,743

	Electrical Components & Equipment—0.6%
100,000	Emerson Electric Co.	4.875	10/15/19	112,529
100,000	Energizer Holdings, Inc.	4.700	05/19/21	106,241

				218,770

	Electronics—0.9%
20,000	Agilent Technologies, Inc.	6.500	11/01/17	22,250
50,000	Honeywell International, Inc.	5.000	02/15/19	56,094
100,000	Thermo Fisher Scientific, Inc.	3.200	03/01/16	101,978
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	109,563

				289,885

	Engineering & Construction—0.2%
50,000	Fluor Corp.	3.375	09/15/21	52,429

	Environmental Control—0.6%
100,000	Republic Services, Inc.	3.800	05/15/18	106,115
100,000	Waste Management, Inc.	4.750	06/30/20	112,005

				218,120

	Food—2.6%
100,000	Campbell Soup Co.	4.250	04/15/21	109,421
100,000	ConAgra Foods, Inc.	3.200	01/25/23	98,242
100,000	Kellogg Co.	4.000	12/15/20	108,036
100,000	Kroger Co. (The)	6.150	01/15/20	117,047
300,000	Mondelez International, Inc.	4.125	02/09/16	307,655
150,000	Safeway, Inc.	3.950	08/15/20	140,250

				880,651

	Forest Products & Paper—0.3%
100,000	International Paper Co.	7.950	06/15/18	117,563

	Gas—0.3%
100,000	Sempra Energy	6.500	06/01/16	106,036

	Hand/Machine Tools—0.3%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/22	101,342

	Healthcare-Products—1.4%
100,000	Baxter International, Inc.	1.850	06/15/18	100,713
100,000	Carefusion Corp.	6.375	08/01/19	116,418
150,000	St. Jude Medical, Inc.	3.250	04/15/23	153,071
100,000	Zimmer Holdings, Inc.	3.550	04/01/25	100,317

				470,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services—2.3%
$100,000	Aetna, Inc.	2.750%	11/15/22	$99,724
100,000	Anthem, Inc.	2.250	08/15/19	100,496
100,000	Anthem, Inc.	3.125	05/15/22	101,097
200,000	Humana, Inc.	3.150	12/01/22	201,360
100,000	Quest Diagnostics, Inc.	4.700	04/01/21	109,545
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	153,539

				765,761

	Household Products/Wares—0.7%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	222,620

	Housewares—0.3%
100,000	Tupperware Brands Corp.	4.750	06/01/21	107,392

	Insurance—6.3%
100,000	ACE INA Holdings, Inc.	5.900	06/15/19	114,802
100,000	Aflac, Inc.	3.625	06/15/23	105,717
200,000	Allstate Corp. (The)	3.150	06/15/23	206,648
100,000	American International Group, Inc.	4.875	06/01/22	112,880
100,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	112,217
100,000	Brown & Brown, Inc.	4.200	09/15/24	101,814
100,000	Chubb Corp. (The)	5.750	05/15/18	112,887
200,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/22	226,486
150,000	Lincoln National Corp.	8.750	07/01/19	188,346
150,000	Loews Corp.	2.625	05/15/23	146,949
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	224,996
100,000	MetLife, Inc.	6.750	06/01/16	106,269
100,000	Travelers Cos., Inc. (The)	5.800	05/15/18	112,610
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	108,649
100,000	Voya Financial, Inc.	5.500	07/15/22	115,151

				2,096,421

	Internet—1.4%
100,000	Amazon.Com, Inc.	2.500	11/29/22	98,094
100,000	eBay, Inc.	2.600	07/15/22	95,759
100,000	Google, Inc.	3.625	05/19/21	108,792
150,000	Symantec Corp.	4.200	09/15/20	158,904

				461,549

	Iron/Steel—0.6%
100,000	Allegheny Technologies, Inc.	5.950	01/15/21	104,750
100,000	Nucor Corp.	5.750	12/01/17	111,051

				215,801

	Leisure Time—0.3%
100,000	Carnival Corp.	1.875	12/15/17	100,362

	Lodging—0.3%
100,000	Marriott International, Inc.	3.000	03/01/19	103,107

	Machinery-Construction & Mining—0.7%
100,000	Caterpillar, Inc.	3.900	05/27/21	109,135
100,000	Joy Global, Inc.	5.125	10/15/21	111,946

				221,081

	Machinery-Diversified—0.8%
150,000	Cummins, Inc.	3.650	10/01/23	159,681
100,000	Deere & Co.	2.600	06/08/22	100,370

				260,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media—3.5%
$100,000	CBS Corp.	2.300%	08/15/19	$100,148
100,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	3.500	03/01/16	102,082
100,000	NBCUniversal Media LLC	5.150	04/30/20	114,430
100,000	Scripps Networks Interactive, Inc.	3.900	11/15/24	102,027
100,000	Time Warner Cable, Inc.	8.250	04/01/19	116,924
100,000	Time Warner, Inc.	4.875	03/15/20	111,983
100,000	Viacom, Inc.	6.250	04/30/16	105,340
200,000	Viacom, Inc.	4.250	09/01/23	208,881
100,000	Walt Disney Co. (The), MTN	1.100	12/01/17	100,271
100,000	Walt Disney Co. (The), MTN	2.350	12/01/22	99,340

				1,161,426

	Metal Fabricate/Hardware—0.3%
100,000	Precision Castparts Corp.	1.250	01/15/18	99,739

	Mining—0.6%
100,000	Freeport-McMoRan, Inc.	3.550	03/01/22	93,986
100,000	Newmont Mining Corp.	3.500	03/15/22	98,730

				192,716

	Miscellaneous Manufacturing—1.3%
200,000	3M Co., MTN	2.000	06/26/22	196,835
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	115,775
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/18	115,738

				428,348

	Office/Business Equipment—0.7%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	108,596
100,000	Xerox Corp.	6.350	05/15/18	112,596

				221,192

	Oil & Gas—7.3%
100,000	Anadarko Petroleum Corp.	5.950	09/15/16	106,374
200,000	Apache Corp.	3.250	04/15/22	201,733
200,000	Chevron Corp.	2.355	12/05/22	197,994
100,000	ConocoPhillips	5.750	02/01/19	114,598
150,000	ConocoPhillips Co.	2.400	12/15/22	147,828
150,000	Continental Resources, Inc.	5.000	09/15/22	152,437
150,000	DeVon Energy Corp.	3.250	05/15/22	151,957
150,000	EOG Resources, Inc.	5.625	06/01/19	171,935
100,000	EOG Resources, Inc.	2.625	03/15/23	99,535
100,000	EQT Corp.	4.875	11/15/21	106,832
100,000	Hess Corp.	8.125	02/15/19	119,761
100,000	Marathon Oil Corp.	5.900	03/15/18	110,959
200,000	Marathon Petroleum Corp.	5.125	03/01/21	223,587
100,000	Murphy Oil Corp.	3.700	12/01/22	93,865
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	109,664
100,000	Pioneer Natural Resources Co.	3.950	07/15/22	103,757
100,000	Southwestern Energy Co.	4.100	03/15/22	100,802
100,000	Valero Energy Corp.	6.125	02/01/20	116,015

				2,429,633

	Oil & Gas Services—1.5%
150,000	Baker Hughes, Inc.	3.200	08/15/21	154,334
150,000	FMC Technologies, Inc.	3.450	10/01/22	147,865
100,000	Halliburton Co.	6.150	09/15/19	116,801
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	97,236

				516,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals—5.9%
$150,000	Abbott Laboratories	5.125%	04/01/19	$168,258
100,000	Abbott Laboratories	4.125	05/27/20	110,597
200,000	AbbVie, Inc.	2.900	11/06/22	198,057
150,000	Allergan, Inc.	5.750	04/01/16	156,517
100,000	AmerisourceBergen Corp.	1.150	05/15/17	99,934
100,000	AmerisourceBergen Corp.	3.500	11/15/21	105,912
100,000	Bristol-Myers Squibb Co.	2.000	08/01/22	97,447
100,000	Eli Lilly & Co.	5.200	03/15/17	108,066
150,000	Express Scripts Holding Co.	3.125	05/15/16	153,498
150,000	Johnson & Johnson	2.950	09/01/20	159,086
100,000	Johnson & Johnson	3.375	12/05/23	106,873
100,000	McKesson Corp.	3.250	03/01/16	102,022
100,000	McKesson Corp.	3.796	03/15/24	104,602
100,000	Pfizer, Inc.	3.000	06/15/23	102,201
100,000	Zoetis, Inc.	1.875	02/01/18	100,122
100,000	Zoetis, Inc.	3.250	02/01/23	99,449

				1,972,641

	Pipelines—1.5%
100,000	Kinder Morgan, Inc.	4.300	06/01/25	101,597
100,000	Spectra Energy Capital LLC	6.200	04/15/18	110,821
100,000	Spectra Energy Partners LP	4.750	03/15/24	110,864
150,000	Williams Partners LP	5.250	03/15/20	166,102

				489,384

	REITs—2.6%
150,000	Boston Properties LP	4.125	05/15/21	162,456
150,000	ERP Operating LP	4.625	12/15/21	166,801
100,000	HCP, Inc.	5.375	02/01/21	112,596
150,000	Hospitality Properties Trust	5.000	08/15/22	160,050
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	137,959
100,000	Weyerhaeuser Co.	7.375	10/01/19	119,395

				859,257

	Retail—6.7%
100,000	CVS Health Corp.	2.750	12/01/22	100,458
100,000	Darden Restaurants, Inc.	6.450	10/15/17	110,114
100,000	Dollar General Corp.	4.125	07/15/17	105,060
150,000	Dollar General Corp.	3.250	04/15/23	146,390
150,000	Gap, Inc. (The)	5.950	04/12/21	173,518
150,000	Home Depot, Inc. (The)	5.400	03/01/16	156,095
150,000	Home Depot, Inc. (The)	4.400	04/01/21	169,486
100,000	Kohl’s Corp.	6.250	12/15/17	111,481
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	106,625
100,000	Lowe’s Cos., Inc.	3.120	04/15/22	104,071
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	149,624
100,000	McDonald’s Corp., MTN	5.350	03/01/18	111,263
125,000	Target Corp.	6.000	01/15/18	140,650
200,000	Walgreen Co.	3.100	09/15/22	200,180
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	347,740

				2,232,755

	Semiconductors—2.2%
100,000	Applied Materials, Inc.	4.300	06/15/21	109,383
100,000	Intel Corp.	1.350	12/15/17	100,556
200,000	Intel Corp.	3.300	10/01/21	211,793
200,000	Maxim Integrated Products, Inc.	3.375	03/15/23	200,589
100,000	Texas Instruments, Inc.	2.375	05/16/16	102,052

				724,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Software—2.1%
$200,000	Adobe Systems, Inc.	3.250%	02/01/25	$202,516
100,000	CA, Inc.	5.375	12/01/19	111,533
50,000	Fiserv, Inc.	3.125	06/15/16	51,203
100,000	Microsoft Corp.	1.625	12/06/18	101,544
100,000	Microsoft Corp.	3.625	12/15/23	107,730
100,000	Oracle Corp.	5.750	04/15/18	112,601

				687,127

	Telecommunications—2.9%
100,000	AT&T, Inc.	5.500	02/01/18	110,213
200,000	AT&T, Inc.	3.000	02/15/22	200,305
100,000	Cisco Systems, Inc.	4.450	01/15/20	111,600
100,000	Qwest Corp.	6.750	12/01/21	114,905
200,000	Verizon Communications, Inc.	3.650	09/14/18	211,977
200,000	Verizon Communications, Inc.	5.150	09/15/23	226,119

				975,119

	Textiles—0.3%
100,000	Mohawk Industries, Inc.	3.850	02/01/23	102,282

	Toys/Games/Hobbies—0.3%
100,000	Mattel, Inc.	2.350	05/06/19	99,838

	Transportation—1.8%
130,000	CSX Corp.	6.250	03/15/18	147,468
100,000	CSX Corp.	3.700	10/30/20	107,510
100,000	FedEx Corp.	8.000	01/15/19	121,429
100,000	Norfolk Southern Corp.	5.750	04/01/18	112,011
100,000	United Parcel Service, Inc.	3.125	01/15/21	106,148

				594,566

	Water—0.3%
100,000	American Water Capital Corp.	6.085	10/15/17	111,020

	Total Corporate Bonds (Cost $32,517,847)			33,009,063

Number of Shares
	Money Market Fund—0.0%
14,205	Invesco Premier Portfolio—Institutional Class(b) (Cost $14,205)			14,205

	Total Investments (Cost $32,532,052)—99.0%			33,023,268
	Other assets less liabilities—1.0%			336,908

	Net Assets—100.0%			$33,360,176

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $102,757, which represented 0.31% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Banks	13.2
Sovereign	12.7
Diversified Financial Services	8.9
Oil & Gas	5.9
Telecommunications	5.8
Iron/Steel	5.3
Mining	4.0
Building Materials	2.8
Electric	2.7
Machinery-Diversified	2.7
Healthcare-Services	2.6
Lodging	2.4
Auto Manufacturers	2.2
Packaging & Containers	2.1
Leisure Time	1.7
Pipelines	1.6
Coal	1.5
Media	1.5
Real Estate	1.3

Municipal	1.3
Home Builders	1.2
REITs	1.1
Food	1.1
Commercial Services	1.0
Retail	1.0
Semiconductors	1.0
Software	0.9
Transportation	0.8
Beverages	0.7
Miscellaneous Manufacturing	0.7
Metal Fabricate/Hardware	0.6
Household Products/Wares	0.6
Electrical Components & Equipment	0.6
Investment Companies	0.6
Healthcare-Products	0.5
Engineering & Construction	0.5
Regional(state/province)	0.5
Forest Products & Paper	0.3
Distribution/Wholesale	0.3
Cosmetics/Personal Care	0.3
Money Market Fund Plus Other Assets Less Liabilities	3.5

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—82.0%
	Australia—0.9%
$275,000	FMG Resources August 2006 Pty Ltd.(a)	6.000%	04/01/17	$284,659

	Azerbaijan—1.0%
300,000	State Oil Co. of the Azerbaijan Republic	5.450	02/09/17	311,970

	Brazil—0.8%
50,000	Banco Daycoval SA, MTN(a)	6.250	01/28/16	51,245
100,000	Banco Fibra SA(a)	4.500	04/19/16	97,165
100,000	Banco Pan SA, EMTN	5.500	08/04/15	100,125

				248,535

	China—2.3%
200,000	Big Will Investments Ltd., EMTN	10.875	04/29/16	206,000
200,000	Fosun International Ltd.(a)	7.500	05/12/16	205,000
200,000	MCC Holding Hong Kong Corp. Ltd.	4.875	07/29/16	204,767
100,000	Yancoal International Resources Development Co. Ltd.(a)	4.461	05/16/17	99,091

				714,858

	Croatia—0.5%
150,000	Hrvatska Elektroprivreda(a)	6.000	11/09/17	158,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Cyprus—0.4%
$150,000	Drill Rigs Holdings, Inc.(a)	6.500%	10/01/17	$130,125

	Egypt—0.5%
150,000	Nile Finance Ltd.(a)	5.250	08/05/15	151,305

	Finland—0.3%
100,000	Stora Enso OYJ(a)	6.404	04/15/16	105,500

	France—1.4%
100,000	CMA CGM SA(a)	8.500	04/15/17	102,750
100,000	Lafarge SA(a)	6.200	07/09/15	101,025
200,000	Lafarge SA	6.500	07/15/16	212,636

				416,411

	Georgia—0.7%
200,000	Bank of Georgia JSC, MTN(a)	7.750	07/05/17	210,600

	Germany—1.5%
100,000	Dresdner Bank AG	7.250	09/15/15	101,764
150,000	Fresenius US Finance II, Inc.(a)	9.000	07/15/15	152,813
49,000	Hanson Ltd.	6.125	08/15/16	51,817
150,000	Hapag-Lloyd AG(a)	9.750	10/15/17	157,500

				463,894

	India—1.5%
450,000	Vedanta Resources PLC(a)	6.750	06/07/16	462,915

	Indonesia—1.7%
200,000	Bank Negara Indonesia Persero Tbk PT (a)	4.125	04/27/17	207,750
300,000	Berau Capital Resources Pte Ltd.(a)	12.500	07/08/15	164,700
150,000	Majapahit Holding BV(a)	7.750	10/17/16	162,938

				535,388

	Italy—0.9%
100,000	Telecom Italia Capital SA	5.250	10/01/15	101,625
150,000	UniCredit Luxembourg Finance SA(a)	6.000	10/31/17	160,961

				262,586

	Kazakhstan—2.6%
200,000	ATF Bank JSC(a)	9.000	05/11/16	195,000
300,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	05/03/17	309,858
100,000	Kazkommertsbank JSC, MTN(a)	8.000	11/03/15	100,002
200,000	Kazkommertsbank JSC, MTN(a)	7.500	11/29/16	200,794

				805,654

	Luxembourg—2.7%
150,000	Aguila 3 SA(a)	7.875	01/31/18	151,875
150,000	ArcelorMittal	4.500	08/05/15	150,937
200,000	ArcelorMittal	4.500	03/01/16	204,250
300,000	ArcelorMittal	5.250	02/25/17	312,870

				819,932

	Mexico—0.5%
150,000	Grupo Posadas SAB de CV(a)	7.875	11/30/17	150,375

	Mongolia—0.7%
200,000	Trade & Development Bank of Mongolia LLC, EMTN	8.500	09/20/15	201,001

	Netherlands—2.6%
300,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust(a)	2.750	05/15/17	299,625
200,000	Hyva Global BV(a)	8.625	03/24/16	195,700
300,000	NXP BV/NXP Funding LLC(a)	3.500	09/15/16	305,250

				800,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Norway—1.5%
$100,000	Eksportfinans ASA	2.000%	09/15/15	$100,247
100,000	Eksportfinans ASA	5.500	05/25/16	103,625
150,000	Eksportfinans ASA	2.375	05/25/16	150,844
100,000	Eksportfinans ASA, MTN	5.500	06/26/17	106,679

				461,395

	Panama—0.7%
200,000	AES Panama Srl(a)	6.350	12/21/16	208,975

	Russia—7.1%
200,000	AK BARS Bank Via AK BARS Luxembourg SA, Series LPN, MTN	8.750	11/19/15	202,740
200,000	Koks OAO Via Koks Finance Ltd.(a)	7.750	06/23/16	185,000
200,000	Metalloinvest Finance Ltd.(a)	6.500	07/21/16	200,500
200,000	Raspadskaya OJSC Via Raspadskaya Securities Ltd.(a)	7.750	04/27/17	187,810
200,000	Renaissance Credit LLC Via Renaissance Consumer Funding Ltd.(a)	7.750	05/31/16	179,000
100,000	Rosneft Finance SA, MTN(a)	7.500	07/18/16	102,750
100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	6.299	05/15/17	99,123
100,000	Severstal OAO Via Steel Capital SA(a)	6.700	10/25/17	103,125
150,000	Vimpel Communications OJSC Via UBS Luxembourg SA(a)	8.250	05/23/16	156,810
450,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	6.493	02/02/16	458,100
300,000	VimpelCom Holdings BV(a)	6.255	03/01/17	301,425

				2,176,383

	Saudi Arabia—0.7%
200,000	Dar Al-Arkan Sukuk Co. Ltd.(a)	5.750	11/25/16	202,540

	South Korea—0.5%
150,000	Harvest Operations Corp.	6.875	10/01/17	139,312

	Sri Lanka—0.7%
200,000	Bank of Ceylon(a)	6.875	05/03/17	206,250

	Turkey—0.7%
200,000	Finansbank AS(a)	5.500	05/11/16	204,020

	Ukraine—0.5%
200,000	Ferrexpo Finance PLC(a)	7.875	04/07/16	166,000

	United Kingdom—0.3%
100,000	Tesco PLC(a)	5.500	11/15/17	107,471

	United States—43.8%
200,000	21st Century Oncology, Inc.	8.875	01/15/17	205,250
200,000	Aercap Aviation Solutions BV	6.375	05/30/17	213,500
150,000	Alcoa, Inc.	5.550	02/01/17	158,990
100,000	Aleris International, Inc.	7.625	02/15/18	103,750
100,000	Ally Financial, Inc.	3.125	01/15/16	100,625
200,000	Ally Financial, Inc.	3.500	07/18/16	203,500
100,000	Ally Financial, Inc.	2.750	01/30/17	99,900
100,000	Ally Financial, Inc.	5.500	02/15/17	104,750
100,000	Ally Financial, Inc.	3.250	09/29/17	100,250
200,000	American Achievement Corp.(a)	10.875	04/15/16	199,000
150,000	American Seafoods Group LLC/American Seafoods Finance, Inc.(a)	10.750	05/15/16	147,000
300,000	Aspect Software, Inc.	10.625	05/15/17	264,000
100,000	Associated Materials LLC/AMH New Finance, Inc.	9.125	11/01/17	85,500
100,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	4.875	11/15/17	102,750
100,000	Avon Products, Inc.	3.125	03/15/16	100,000
100,000	Best Buy Co., Inc.	3.750	03/15/16	102,850
100,000	Capella Healthcare, Inc.	9.250	07/01/17	103,187
100,000	Case New Holland Industrial, Inc.	7.875	12/01/17	110,750
100,000	Centene Corp.	5.750	06/01/17	106,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$100,000	Centex LLC	6.500%	05/01/16	$104,750
150,000	Chesapeake Energy Corp.	3.250	03/15/16	150,000
350,000	Chesapeake Energy Corp.	6.500	08/15/17	373,625
100,000	CIT Group, Inc.	5.000	05/15/17	103,750
100,000	CIT Group, Inc.	4.250	08/15/17	102,000
100,000	CNH Industrial America LLC	7.250	01/15/16	103,500
150,000	CNH Industrial Capital LLC	3.875	11/01/15	151,125
150,000	CNH Industrial Capital LLC	6.250	11/01/16	158,250
100,000	CNH Industrial Capital LLC	3.250	02/01/17	100,500
100,000	Commercial Metals Co.	6.500	07/15/17	106,000
200,000	Constellation Brands, Inc.	7.250	09/01/16	214,980
150,000	D.R. Horton, Inc.	6.500	04/15/16	157,125
100,000	D.R. Horton, Inc.	4.750	05/15/17	104,875
100,000	DISH DBS Corp.	7.750	05/31/15	100,312
150,000	DISH DBS Corp.	7.125	02/01/16	155,437
150,000	Embarq Corp.	7.082	06/01/16	158,297
100,000	Euramax International, Inc.	9.500	04/01/16	95,500
250,000	First Tennessee Bank NA, Series BKNT	5.650	04/01/16	258,262
300,000	General Motors Financial Co., Inc.	2.750	05/15/16	304,350
100,000	General Motors Financial Co., Inc.	2.625	07/10/17	101,266
150,000	General Motors Financial Co., Inc.	4.750	08/15/17	158,622
100,000	General Motors Financial Co., Inc.	3.000	09/25/17	102,365
100,000	GenOn Energy, Inc.	7.875	06/15/17	100,750
100,000	Greif, Inc.	6.750	02/01/17	107,000
100,000	Harsco Corp.	2.700	10/15/15	100,425
250,000	HCA, Inc.	6.500	02/15/16	259,688
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.500	03/15/17	100,750
200,000	Iheartcommunications, Inc.	5.500	12/15/16	193,500
150,000	International Lease Finance Corp.	8.625	09/15/15	153,750
150,000	International Lease Finance Corp.	5.750	05/15/16	155,250
100,000	International Lease Finance Corp.	8.750	03/15/17	111,360
100,000	International Lease Finance Corp.	8.875	09/01/17	113,875
100,000	International Wire Group Holdings, Inc.(a)	8.500	10/15/17	104,250
150,000	iStar Financial, Inc. - REIT	3.875	07/01/16	151,125
100,000	iStar Financial, Inc. - REIT	4.000	11/01/17	99,040
100,000	iStar Financial, Inc., Series 1 - REIT	5.875	03/15/16	102,875
100,000	Jarden Corp.	7.500	05/01/17	110,875
100,000	JC Penney Corp., Inc.	5.750	02/15/18	97,500
100,000	L Brands, Inc.	6.900	07/15/17	110,625
100,000	Masco Corp.	4.800	06/15/15	100,386
100,000	Masco Corp.	6.125	10/03/16	106,050
150,000	MGM Resorts International	7.500	06/01/16	158,531
200,000	MGM Resorts International	10.000	11/01/16	222,000
200,000	MGM Resorts International	7.625	01/15/17	215,460
150,000	Navient Corp., MTN	6.250	01/25/16	154,688
250,000	Navient Corp., MTN	6.000	01/25/17	262,500
100,000	Navient Corp., MTN	4.625	09/25/17	102,000
200,000	Novelis, Inc.	8.375	12/15/17	208,250
200,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	212,000
100,000	Pactiv LLC	8.125	06/15/17	110,250
200,000	PPL Energy Supply LLC, Series A	5.700	10/15/15	202,056
250,000	Quicksilver Resources, Inc.(b)(c)	7.125	04/01/16	3,125
200,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	212,250
200,000	Realogy Group LLC/Sunshine Group Florida Ltd. (The)(a)	3.375	05/01/16	201,250
150,000	Royal Caribbean Cruises Ltd.	11.875	07/15/15	153,188
150,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	159,375
250,000	Sabine Oil & Gas Corp.	9.750	02/15/17	40,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$300,000	Sabine Pass LNG LP	7.500%	11/30/16	$321,375
100,000	Sabre Holdings Corp.	8.350	03/15/16	106,000
150,000	Springleaf Finance Corp., MTN	5.750	09/15/16	155,812
250,000	Sprint Communications, Inc.	6.000	12/01/16	261,250
100,000	Sprint Communications, Inc.	9.125	03/01/17	109,500
100,000	Sprint Communications, Inc.	8.375	08/15/17	109,500
100,000	SPX Corp.	6.875	09/01/17	109,500
100,000	SquareTwo Financial Corp.	11.625	04/01/17	77,000
64,000	SUPERVALU, Inc.	8.000	05/01/16	68,000
100,000	Swift Energy Co.	7.125	06/01/17	70,500
100,000	Synovus Financial Corp.	5.125	06/15/17	103,250
150,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)	5.000	01/15/18	156,375
200,000	Thompson Creek Metals Co., Inc.	9.750	12/01/17	210,520
100,000	Universal Health Services, Inc.	7.125	06/30/16	106,625
100,000	USG Corp.	6.300	11/15/16	105,625
100,000	VWR Funding, Inc.	7.250	09/15/17	104,875
100,000	Windstream Corp.	7.875	11/01/17	108,375
100,000	Wireco Worldgroup, Inc.	9.500	05/15/17	88,500
100,000	WPX Energy, Inc.	5.250	01/15/17	103,500

				13,449,647

	Venezuela—1.3%
275,000	Petroleos de Venezuela SA	5.250	04/12/17	162,223
150,000	Petroleos de Venezuela SA, Series 2015	5.000	10/28/15	147,900
100,000	Petroleos de Venezuela SA, Series 2016	5.125	10/28/16	74,000

				384,123

	Vietnam—0.7%
200,000	Vietnam Joint Stock Commercial Bank For Industry And Trade(a)	8.000	05/17/17	215,340

	Total Corporate Bonds (Cost $26,016,156)			25,155,989

	Sovereign Debt Obligations—14.5%
	Argentina—1.5%
300,000	City of Buenos Aires Argentina(a)	9.950	03/01/17	319,500
150,000	Provincia de Buenos Aires(a)	11.750	10/05/15	151,500

				471,000

	Belarus—0.8%
264,000	Republic of Belarus	8.750	08/03/15	255,906

	Croatia—0.7%
200,000	Croatia Government International Bond(a)	6.250	04/27/17	212,524

	Ecuador—0.5%
150,000	Ecuador Government International Bond(a)	9.375	12/15/15	153,375

	Ghana—0.5%
150,000	Republic of Ghana(a)	8.500	10/04/17	156,375

	Hungary—0.5%
150,000	Magyar Export-Import Bank Zrt(a)	5.500	02/12/18	160,880

	Jamaica—1.6%
300,000	Jamaica Government International Bond	9.000	06/02/15	301,125
150,000	Jamaica Government International Bond	10.625	06/20/17	171,375

				472,500

	Jordan—1.0%
300,000	Jordan Government International Bond(a)	3.875	11/12/15	302,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Lebanon—2.0%
$450,000	Lebanon Government International Bond(a)	11.625%	05/11/16	$487,215
100,000	Lebanon Government International Bond, EMTN	9.000	03/20/17	108,590

				595,805

	Mongolia—1.1%
200,000	Development Bank of Mongolia LLC, MTN(a)	5.750	03/21/17	194,750
150,000	Mongolia Government International Bond, MTN(a)	4.125	01/05/18	142,687

				337,437

	Pakistan—1.2%
253,000	Pakistan Government International Bond(a)	7.125	03/31/16	261,223
100,000	Pakistan Government International Bond(a)	6.875	06/01/17	105,250

				366,473

	Serbia—0.5%
150,000	Republic of Serbia(a)	5.250	11/21/17	155,687

	Turkey—1.0%
300,000	Export Credit Bank of Turkey(a)	5.375	11/04/16	312,834

	Ukraine—0.9%
200,000	City of Kiev Ukraine Via CS International(a)	8.000	11/06/15	93,000
200,000	Ukraine Government International Bond(a)	6.580	11/21/16	93,750
100,000	Ukreximbank Via Biz Finance PLC(a)	8.375	07/27/15	74,800

				261,550

	Venezuela—0.4%
150,000	Venezuela Government International Bond(a)	5.750	02/26/16	127,875

	Vietnam—0.3%
100,000	Vietnam Government International Bond(a)	6.875	01/15/16	104,250

	Total Sovereign Debt Obligations (Cost $4,666,154)			4,446,866

Number of Shares
	Money Market Fund—4.3%
1,307,528	Invesco Premier Portfolio—Institutional Class(d) (Cost $1,307,528)			1,307,528

	Total Investments (Cost $31,989,838)—100.8%			30,910,383
	Other assets less liabilities—(0.8)%			(237,395)

	Net Assets—100.0%			$30,672,988

Investment Abbreviations:

EMTN—Euro Medium-Term Note

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $12,776,755, which represented 41.65% of the Fund’s Net Assets.
(b)	The borrower has filed for protection in federal bankruptcy court.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2015 was $3,125, which represented 0.01% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Banks	46.1
Electric	14.7
Telecommunications	8.0
Oil & Gas	4.3
Pharmaceuticals	2.4
Insurance	2.4
Mining	2.1
Gas	1.9
Auto Manufacturers	1.8
Engineering & Construction	1.7
Agriculture	1.5
Transportation	1.3
Water	1.3
Commercial Services	1.2

Beverages	1.2
Food	1.0
Diversified Financial Services	0.9
Media	0.8
Miscellaneous Manufacturing	0.8
Holding Companies-Diversified	0.5
Regional (state/province)	0.5
Sovereign	0.4
Healthcare-Services	0.3
Chemicals	0.3
Real Estate	0.3
Country Funds-Closed-end	0.3
Building Materials	0.2
Home Furnishings	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.7

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—98.3%
		Australia—3.6%
EUR	1,000,000	BHP Billiton Finance Ltd., EMTN	2.125%	11/29/18	$1,186,377
EUR	500,000	BHP Billiton Finance Ltd., EMTN	2.250	09/25/20	604,872
GBP	350,000	BHP Billiton Finance Ltd., EMTN	3.250	09/25/24	555,191
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	281,570
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/19	267,397
EUR	350,000	Commonwealth Bank of Australia, EMTN	4.375	02/25/20	464,288
EUR	500,000	National Australia Bank Ltd., EMTN	2.750	08/08/22	632,481
EUR	200,000	National Australia Bank Ltd., GMTN	4.625	02/10/20	262,959
EUR	250,000	National Australia Bank Ltd., GMTN	2.000	11/12/20	299,980
AUD	700,000	National Australia Bank Ltd., Series DIP	6.000	02/15/17	585,256
EUR	200,000	Telstra Corp. Ltd., EMTN	4.250	03/23/20	263,692
EUR	300,000	Telstra Corp. Ltd., EMTN	3.500	09/21/22	397,724
EUR	100,000	Telstra Corp. Ltd., EMTN	2.500	09/15/23	125,209
EUR	550,000	Westpac Banking Corp., EMTN	4.125	05/25/18	687,923
AUD	1,000,000	Westpac Banking Corp., MTN	7.250	11/18/16	844,884
AUD	500,000	Westpac Banking Corp., MTN	4.500	02/25/19	416,405

					7,876,208

		Belgium—0.7%
GBP	250,000	Anheuser-Busch InBev NV, EMTN	9.750	07/30/24	593,732
GBP	300,000	Anheuser-Busch InBev NV, EMTN	4.000	09/24/25	504,244
EUR	200,000	Anheuser-Busch InBev NV, EMTN	2.700	03/31/26	253,648
EUR	200,000	BNP Paribas Fortis SA, EMTN	5.757	10/04/17	251,303

					1,602,927

		Canada—14.4%
CAD	550,000	Bank of Montreal, Series DPNT	2.390	07/12/17	463,816
CAD	600,000	Bank of Montreal, Series DPNT	2.240	12/11/17	505,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Canada (continued)
CAD	500,000	Bank of Montreal, Series DPNT	6.020%	05/02/18	$466,857
CAD	500,000	Bank of Montreal, Series DPNT	3.210	09/13/18	435,455
CAD	900,000	Bank of Montreal, Series DPNT	2.840	06/04/20	776,426
CAD	900,000	Bank of Montreal, Series DPNT	3.400	04/23/21	800,797
CAD	500,000	Bank of Nova Scotia (The)	1.800	05/09/16	415,282
CAD	900,000	Bank of Nova Scotia (The)	2.242	03/22/18	758,080
CAD	850,000	Bank of Nova Scotia (The), Series DPNT	2.740	12/01/16	716,646
CAD	950,000	Bank of Nova Scotia (The), Series DPNT	2.598	02/27/17	801,192
CAD	450,000	Bank of Nova Scotia (The), Series DPNT	4.100	06/08/17	391,936
CAD	700,000	Bank of Nova Scotia (The), Series DPNT	2.370	01/11/18	591,005
CAD	900,000	Bank of Nova Scotia (The), Series DPNT	2.462	03/14/19	764,909
CAD	500,000	Bank of Nova Scotia (The), Series DPNT	3.270	01/11/21	441,106
CAD	1,100,000	Bank of Nova Scotia (The), Series DPNT	2.873	06/04/21	949,310
CAD	550,000	Bell Canada	3.350	06/18/19	478,279
CAD	575,000	Bell Canada, MTN	4.400	03/16/18	509,143
CAD	450,000	Bell Canada, MTN	3.250	06/17/20	389,049
CAD	500,000	Bell Canada, Series M-26	3.350	03/22/23	426,328
CAD	600,000	Caisse Centrale Desjardins, MTN	2.795	11/19/18	516,240
CAD	600,000	Caisse Centrale Desjardins, MTN	1.748	03/02/20	491,963
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	740,337
CAD	550,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	10/18/17	464,325
CAD	750,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	06/24/19	636,186
CAD	600,000	CDP Financial, Inc.	4.600	07/15/20	567,089
GBP	400,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/20	743,446
CAD	700,000	HSBC Bank Canada, Series DPNT	2.901	01/13/17	592,034
CAD	800,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	692,204
CAD	500,000	HSBC Bank Canada, Series DPNT	2.491	05/13/19	424,318
CAD	200,000	HSBC Bank Canada, Series DPNT	2.938	01/14/20	172,506
CAD	500,000	HSBC Bank Canada, Series DPNT	2.908	09/29/21	429,482
CAD	600,000	National Bank of Canada, Series DPNT	2.404	10/28/19	507,517
CAD	800,000	Rogers Communications, Inc.	5.340	03/22/21	762,994
CAD	1,000,000	Royal Bank of Canada, Series DPNT, MTN	3.030	07/26/16	843,393
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	600,252
CAD	1,300,000	Royal Bank of Canada, Series DPNT	2.364	09/21/17	1,095,971
CAD	700,000	Royal Bank of Canada, Series DPNT	2.260	03/12/18	589,797
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.820	07/12/18	858,188
CAD	1,100,000	Royal Bank of Canada, Series DPNT	2.890	10/11/18	948,211
CAD	1,150,000	Royal Bank of Canada, Series DPNT	2.770	12/11/18	988,644
CAD	700,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	606,880
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.350	12/09/19	844,582
CAD	900,000	Royal Bank of Canada, Series DPNT	2.860	03/04/21	777,288
CAD	700,000	Shaw Communications, Inc.	5.650	10/01/19	660,407
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/39	622,162
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/19	467,059
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	469,437
CAD	700,000	Toronto-Dominion Bank (The), Series DPNT	2.433	08/15/17	591,196
CAD	1,100,000	Toronto-Dominion Bank (The), Series DPNT	2.171	04/02/18	926,724
CAD	900,000	Toronto-Dominion Bank (The), Series DPNT	2.447	04/02/19	765,622

					31,477,308

		Denmark—1.1%
NOK	2,000,000	AP Moeller—Maersk A/S, EMTN	6.250	12/16/16	281,798
EUR	250,000	Carlsberg Breweries A/S, EMTN	3.375	10/13/17	299,922
GBP	250,000	DONG Energy A/S, EMTN	4.875	01/12/32	444,392
GBP	150,000	DONG Energy A/S, EMTN	5.750	04/09/40	298,934
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/18	719,580
GBP	150,000	TDC A/S, MTN(b)	5.625	02/23/23	266,992

					2,311,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Finland—0.3%
EUR	500,000	Fortum OYJ, EMTN	2.250%	09/06/22	$610,534

		France—19.3%
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/22	443,995
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.000	09/19/19	237,811
EUR	250,000	Banque Federative du Credit Mutuel SA, EMTN	4.125	07/20/20	329,050
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/20	257,992
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	02/24/21	618,167
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/23	386,766
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/24	628,326
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/24	607,111
EUR	500,000	BNP Paribas SA, EMTN	5.431	09/07/17	623,401
EUR	300,000	BNP Paribas SA, EMTN	2.000	01/28/19	354,616
EUR	550,000	BNP Paribas SA, EMTN	2.500	08/23/19	666,696
EUR	400,000	BNP Paribas SA, EMTN	3.750	11/25/20	521,233
EUR	1,000,000	BNP Paribas SA, EMTN	2.250	01/13/21	1,212,340
EUR	300,000	BNP Paribas SA, EMTN	2.875	10/24/22	380,635
EUR	500,000	BNP Paribas SA, EMTN	2.875	09/26/23	645,624
EUR	200,000	Bouygues SA	3.641	10/29/19	252,866
EUR	100,000	Bouygues SA	4.250	07/22/20	131,860
EUR	800,000	BPCE SA	4.625	07/18/23	1,067,154
GBP	100,000	BPCE SA	5.250	04/16/29	166,580
EUR	300,000	BPCE SA, EMTN	2.125	03/17/21	360,771
EUR	500,000	BPCE SA, EMTN	4.500	02/10/22	691,533
EUR	400,000	Carrefour SA, EMTN	1.750	05/22/19	469,408
EUR	500,000	Carrefour SA, EMTN	4.000	04/09/20	649,016
EUR	300,000	Casino Guichard Perrachon SA, EMTN	3.311	01/25/23	379,672
EUR	350,000	Cie de St-Gobain, EMTN	4.750	04/11/17	425,482
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA(b)	5.000	05/24/21	279,452
EUR	350,000	Credit Agricole SA, EMTN	5.971	02/01/18	446,868
EUR	150,000	Credit Agricole SA, EMTN	5.875	06/11/19	201,091
EUR	700,000	Credit Agricole SA, EMTN	3.900	04/19/21	894,646
EUR	500,000	Credit Agricole SA/London, EMTN	3.875	02/13/19	632,279
EUR	1,000,000	Credit Agricole SA/London, EMTN	2.375	11/27/20	1,218,732
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/23	295,641
EUR	300,000	Credit Agricole SA/London, EMTN	3.125	07/17/23	387,671
EUR	500,000	Credit Agricole SA/London, EMTN	2.375	05/20/24	613,574
EUR	200,000	Danone SA, EMTN	2.250	11/15/21	243,287
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/21	440,007
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/21	364,518
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/22	402,255
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/23	379,880
EUR	1,000,000	Electricite de France SA, EMTN	4.625	09/11/24	1,464,392
EUR	600,000	Electricite de France SA, EMTN	4.125	03/25/27	870,471
GBP	800,000	Electricite de France SA, EMTN	5.875	07/18/31	1,574,610
GBP	1,100,000	Electricite de France SA, EMTN	6.125	06/02/34	2,204,885
GBP	700,000	Electricite de France SA, EMTN	5.500	03/27/37	1,328,873
GBP	1,000,000	Electricite de France SA, EMTN	5.500	10/17/41	1,905,631
EUR	300,000	GDF Suez, EMTN	1.375	05/19/20	349,084
EUR	1,500,000	GDF Suez, EMTN	2.375	05/19/26	1,889,472
GBP	250,000	GDF Suez, EMTN	5.000	10/01/60	489,067
EUR	300,000	GIE GDF SUEZ Alliance, EMTN	5.750	06/24/23	465,248
EUR	300,000	Holding D’infrastructures de Transport SAS	4.875	10/27/21	416,320
EUR	200,000	HSBC France SA, EMTN	1.875	01/16/20	237,179
EUR	300,000	La Poste SA, EMTN	4.250	11/08/21	414,617
EUR	300,000	La Poste SA, EMTN	2.750	11/26/24	395,171
EUR	1,050,000	Orange SA, EMTN	3.875	04/09/20	1,360,420
EUR	150,000	Orange SA, EMTN	3.875	01/14/21	197,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		France (continued)
EUR	700,000	Orange SA, EMTN	3.000%	06/15/22	$898,247
GBP	800,000	Orange SA, EMTN	5.625	01/23/34	1,539,573
EUR	200,000	Pernod Ricard SA	5.000	03/15/17	243,357
EUR	200,000	Sanofi, EMTN	1.875	09/04/20	239,679
EUR	100,000	Societe des Autoroutes Paris-Rhin-Rhone, EMTN	5.000	01/12/17	120,880
EUR	150,000	Societe Generale SA, EMTN	3.125	09/21/17	179,774
EUR	800,000	Societe Generale SA, EMTN	2.250	01/23/20	966,509
EUR	300,000	Societe Generale SA, EMTN	4.250	07/13/22	416,548
EUR	300,000	Societe Nationale des Chemins de Fer Francais Sncf Epic, EMTN	4.125	02/19/25	444,370
GBP	450,000	Societe Nationale des Chemins de Fer Francais Sncf Epic, EMTN	5.375	03/18/27	874,957
EUR	400,000	Total Capital Canada Ltd., EMTN	2.125	09/18/29	489,490
EUR	300,000	Total Capital International SA, EMTN	2.500	03/25/26	378,867
GBP	250,000	Veolia Environnement SA, EMTN	6.125	10/29/37	504,877

					42,168,203

		Germany—8.9%
EUR	250,000	Allianz Finance II BV, EMTN	4.750	07/22/19	329,848
EUR	300,000	Allianz Finance II BV, EMTN	3.500	02/14/22	395,079
GBP	500,000	Allianz Finance II BV, Series 62	4.500	03/13/43	911,091
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/22	366,896
EUR	450,000	BMW Finance NV, EMTN	3.250	01/14/19	555,176
EUR	150,000	Commerzbank AG, EMTN	3.875	03/22/17	179,353
EUR	500,000	Commerzbank AG, EMTN	4.000	09/16/20	655,695
EUR	450,000	Daimler AG, EMTN	1.500	11/19/18	523,719
EUR	300,000	Deutsche Bahn Finance BV, EMTN	4.875	03/12/19	395,391
EUR	150,000	Deutsche Bank AG, EMTN	5.125	08/31/17	186,867
EUR	350,000	Deutsche Bank AG, EMTN	5.000	06/24/20	456,956
EUR	1,100,000	Deutsche Bank AG, EMTN	1.250	09/08/21	1,252,113
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/23	368,543
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/21	181,662
GBP	350,000	Deutsche Telekom International Finance BV, EMTN	6.500	04/08/22	671,359
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/22	416,456
EUR	950,000	E.ON International Finance BV, EMTN	5.750	05/07/20	1,330,732
GBP	300,000	E.ON International Finance BV, EMTN	6.375	06/07/32	612,921
GBP	800,000	E.ON International Finance BV, EMTN	5.875	10/30/37	1,566,399
EUR	200,000	Linde AG, EMTN	1.750	09/17/20	238,913
EUR	300,000	Merck Financial Services GmbH, EMTN	4.500	03/24/20	399,614
EUR	600,000	RWE Finance BV, EMTN	6.625	01/31/19	822,473
EUR	500,000	RWE Finance BV, EMTN	6.500	08/10/21	750,833
GBP	350,000	RWE Finance BV, EMTN	6.250	06/03/30	684,365
GBP	1,000,000	RWE Finance BV, EMTN	4.750	01/31/34	1,676,285
EUR	300,000	Siemens Financieringsmaatschappij NV, EMTN	5.625	06/11/18	391,702
EUR	300,000	Siemens Financieringsmaatschappij NV, EMTN	1.750	03/12/21	358,533
EUR	100,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/28	133,483
GBP	500,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/42	818,252
EUR	450,000	Volkswagen International Finance NV, EMTN	3.250	01/21/19	555,583
EUR	400,000	Volkswagen International Finance NV, EMTN	2.000	03/26/21	482,144
EUR	600,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/22	741,483

					19,409,919

		Hong Kong—0.5%
EUR	250,000	Hutchison Whampoa Europe Finance 12 Ltd., EMTN	2.500	06/06/17	292,293
EUR	300,000	Hutchison Whampoa Finance 09 Ltd.	4.750	11/14/16	358,513
EUR	400,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/21	454,096

					1,104,902

		Italy—8.2%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/20	306,556
EUR	300,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/24	439,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Italy (continued)
EUR	300,000	Assicurazioni Generali SpA, EMTN	4.125%	05/04/26	$381,366
EUR	250,000	Atlantia SpA	3.625	11/30/18	310,305
EUR	250,000	Atlantia SpA, EMTN	3.375	09/18/17	300,966
EUR	200,000	Atlantia SpA, EMTN	4.500	02/08/19	257,049
GBP	300,000	Atlantia SpA, EMTN	6.250	06/09/22	564,937
EUR	250,000	Enel Finance International NV, EMTN	5.000	09/14/22	355,724
EUR	500,000	Enel Finance International NV, EMTN	4.875	04/17/23	711,854
GBP	1,200,000	Enel Finance International NV, EMTN	5.625	08/14/24	2,193,094
EUR	200,000	Enel SpA	4.875	02/20/18	250,546
GBP	800,000	Enel SpA, EMTN	5.750	06/22/37	1,487,080
EUR	400,000	Eni SpA	4.125	09/16/19	515,013
EUR	200,000	Eni SpA, EMTN	4.250	02/03/20	261,309
EUR	150,000	Eni SpA, EMTN	4.000	06/29/20	195,841
EUR	300,000	Eni SpA, EMTN	3.250	07/10/23	392,750
EUR	300,000	Eni SpA, EMTN	3.750	09/12/25	417,112
EUR	200,000	Eni SpA, EMTN	3.625	01/29/29	277,436
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.125	09/19/16	352,947
EUR	300,000	Intesa Sanpaolo SpA, EMTN	5.000	02/28/17	362,855
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.000	11/09/17	364,151
EUR	900,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/19	1,087,476
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/19	513,473
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/23	335,344
EUR	500,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/18	622,591
EUR	300,000	Mediobanca SpA, EMTN	0.875	11/14/17	336,378
EUR	100,000	Snam SpA, EMTN	3.875	03/19/18	122,559
EUR	200,000	Snam SpA, EMTN	5.000	01/18/19	259,024
EUR	600,000	Snam SpA, EMTN	3.500	02/13/20	754,083
EUR	400,000	Snam SpA, EMTN	5.250	09/19/22	574,752
EUR	250,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.125	02/17/17	298,975
EUR	300,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/21	409,291
EUR	300,000	UniCredit SpA, EMTN	4.875	03/07/17	362,466
EUR	300,000	UniCredit SpA, EMTN	3.375	01/11/18	360,335
EUR	700,000	UniCredit SpA, EMTN	3.625	01/24/19	860,707
EUR	300,000	Unione DI Banche Italiane SCpA, EMTN	2.875	02/18/19	357,246

					17,953,183

		Japan—0.7%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/23	267,084
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/26	603,424
EUR	500,000	Toyota Motor Credit Corp., EMTN	1.000	09/10/21	569,957

					1,440,465

		Netherlands—7.2%
EUR	150,000	ABN AMRO Bank NV, EMTN	3.625	10/06/17	181,481
EUR	200,000	ABN AMRO Bank NV, EMTN	2.125	11/26/20	241,341
EUR	300,000	ABN AMRO Bank NV, EMTN	6.375	04/27/21	424,812
EUR	450,000	ABN AMRO Bank NV, EMTN	4.125	03/28/22	612,795
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/22	299,774
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/23	374,688
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	3.875	07/25/23	778,921
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	4.750	01/15/18	376,268
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	3.500	10/17/18	185,864
EUR	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	4.125	01/12/21	999,893
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	4.750	06/06/22	708,923
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	4.125	09/14/22	846,552
GBP	800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	5.250	09/14/27	1,399,610
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, GMTN	4.125	01/14/20	651,242
EUR	1,600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, GMTN	3.750	11/09/20	2,007,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Netherlands (continued)
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, GMTN	4.000%	01/11/22	$406,882
GBP	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series 2541	4.000	09/19/22	848,789
EUR	250,000	Heineken NV, EMTN	2.125	08/04/20	300,242
EUR	700,000	ING Bank NV, EMTN	1.875	02/27/18	818,334
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/22	623,669
EUR	350,000	ING Groep NV, EMTN	4.750	05/31/17	428,311
GBP	300,000	Koninklijke KPN NV, GMTN	5.750	09/17/29	560,327
EUR	200,000	Shell International Finance BV, EMTN	1.625	03/24/21	235,960
EUR	600,000	Shell International Finance BV, EMTN	1.000	04/06/22	679,478
EUR	150,000	Shell International Finance BV, EMTN	2.500	03/24/26	191,103
EUR	350,000	Shell International Finance BV, EMTN	1.625	01/20/27	405,776

					15,588,897

		Norway—1.2%
NOK	1,000,000	DNB Bank ASA	4.750	04/06/17	141,176
EUR	275,000	DNB Bank ASA, EMTN	3.875	06/29/20	359,531
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/22	340,833
EUR	250,000	DNB Bank ASA, MTN(b)	4.375	02/24/21	336,301
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/21	360,703
GBP	400,000	Statoil ASA, EMTN	6.875	03/11/31	895,604
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/19	127,978

					2,562,126

		Spain—4.5%
EUR	200,000	BBVA Senior Finance SAU, GMTN	3.750	01/17/18	244,076
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/19	357,665
EUR	200,000	CaixaBank SA, EMTN	2.500	04/18/17	233,121
EUR	300,000	CaixaBank SA, MTN	3.125	05/14/18	361,513
EUR	500,000	Iberdrola Finanzas SAU, EMTN	4.125	03/23/20	651,611
GBP	200,000	Iberdrola Finanzas SAU, EMTN	7.375	01/29/24	406,293
EUR	200,000	Iberdrola International BV, EMTN	4.250	10/11/18	252,305
EUR	200,000	Iberdrola International BV, EMTN	3.500	02/01/21	256,940
EUR	100,000	Repsol International Finance BV, EMTN	4.875	02/19/19	129,376
EUR	500,000	Repsol International Finance BV, EMTN	2.625	05/28/20	605,960
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/21	257,881
EUR	200,000	Santander International Debt SAU, EMTN	1.375	03/25/17	228,377
EUR	500,000	Santander International Debt SAU, EMTN	4.000	03/27/17	598,385
EUR	100,000	Santander International Debt SAU, EMTN	4.125	10/04/17	122,128
EUR	200,000	Santander International Debt SAU, EMTN	4.000	01/24/20	257,736
EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693	11/11/19	460,090
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/20	264,001
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.597	03/12/20	526,645
EUR	300,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/22	361,782
GBP	500,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/22	887,926
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/26	540,507
EUR	1,000,000	Telefonica Emisiones SAU, GMTN	3.661	09/18/17	1,205,030
EUR	300,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/23	403,480
EUR	200,000	Telefonica Emisiones SAU, MTN(b)	4.750	02/07/17	241,479

					9,854,307

		Sweden—2.6%
SEK	2,000,000	Electrolux AB, EMTN	4.500	06/08/16	250,569
EUR	200,000	Nordea Bank AB, EMTN	4.000	07/11/19	256,648
EUR	350,000	Nordea Bank AB, EMTN	4.500	03/26/20	459,019
EUR	500,000	Nordea Bank AB, EMTN	2.000	02/17/21	600,556
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/22	261,467
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/18	129,821
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/21	240,279
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	1.875	11/14/19	237,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Sweden (continued)
EUR	300,000	Svenska Handelsbanken AB, EMTN	2.250%	06/14/18	$356,430
EUR	100,000	Svenska Handelsbanken AB, EMTN	2.250	08/27/20	121,660
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/21	549,575
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/22	253,104
EUR	150,000	Vattenfall AB, EMTN	6.250	03/17/21	220,102
GBP	500,000	Vattenfall AB, EMTN	6.875	04/15/39	1,125,366
SEK	3,000,000	Volvo Treasury AB, EMTN	5.000	12/08/16	386,190
EUR	150,000	Volvo Treasury AB, EMTN	5.000	05/31/17	184,015

					5,632,516

		Switzerland—3.1%
EUR	200,000	ABB Finance BV, EMTN	2.625	03/26/19	242,521
EUR	500,000	Credit Suisse AG/London	1.375	01/31/22	574,248
EUR	300,000	Credit Suisse AG/London, EMTN	5.125	09/18/17	374,127
EUR	250,000	Credit Suisse AG/London, EMTN	0.625	11/20/18	280,655
EUR	300,000	Credit Suisse AG/London, EMTN	4.750	08/05/19	394,212
EUR	800,000	Credit Suisse AG/London, EMTN	1.375	11/29/19	926,705
GBP	500,000	Glencore Finance Europe SA, EMTN	6.500	02/27/19	881,628
NOK	2,600,000	Nestle Holdings, Inc., EMTN	2.500	07/10/17	352,425
EUR	250,000	Roche Holdings, Inc., EMTN	6.500	03/04/21	374,794
CHF	700,000	Roche Kapitalmarkt AG	4.500	03/23/17	815,033
CHF	800,000	Swisscom AG	3.250	09/14/18	948,617
EUR	250,000	UBS AG/London, EMTN	6.000	04/18/18	326,493
EUR	300,000	UBS AG/London, EMTN	1.250	09/03/21	344,296

					6,835,754

		United Kingdom—22.0%
EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	1.750	01/15/18	289,899
EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	2.000	01/14/19	294,451
EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	0.875	01/13/20	282,140
GBP	300,000	Abbey National Treasury Services PLC/London, EMTN	3.875	10/15/29	497,350
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/26	392,602
GBP	200,000	Bank of Scotland PLC	9.375	05/15/21	400,769
EUR	900,000	Barclays, EMTN	6.000	01/14/21	1,236,947
EUR	300,000	Barclays, EMTN	2.125	02/24/21	361,192
EUR	700,000	Barclays, EMTN	2.250	06/10/24	856,293
GBP	1,200,000	Barclays Bank PLC, EMTN	10.000	05/21/21	2,465,206
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/24	515,669
GBP	250,000	BAT International Finance PLC, EMTN	4.000	09/04/26	420,961
GBP	100,000	BAT International Finance PLC, EMTN	6.000	11/24/34	208,034
GBP	300,000	BG Energy Capital PLC, EMTN	5.125	12/01/25	554,554
GBP	300,000	BG Energy Capital PLC, EMTN	5.000	11/04/36	568,267
EUR	150,000	BP Capital Markets PLC, EMTN	3.830	10/06/17	182,321
EUR	500,000	BP Capital Markets PLC, EMTN	2.994	02/18/19	611,808
EUR	300,000	BP Capital Markets PLC, EMTN	2.177	09/28/21	362,919
EUR	250,000	BP Capital Markets PLC, EMTN	2.972	02/27/26	325,897
GBP	250,000	British Telecommunications PLC	5.750	12/07/28	478,699
GBP	150,000	British Telecommunications PLC, EMTN	6.375	06/23/37	315,597
GBP	250,000	BUPA Finance PLC	5.000	04/25/23	407,166
GBP	750,000	Centrica PLC, EMTN	6.375	03/10/22	1,415,245
GBP	200,000	Centrica PLC, EMTN	4.375	03/13/29	333,990
GBP	500,000	Centrica PLC, EMTN	4.250	09/12/44	785,602
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/22	474,318
EUR	350,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/24	407,257
GBP	400,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/27	641,624
GBP	500,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/39	1,116,965
GBP	600,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/42	1,192,635
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/45	430,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom (continued)
GBP	500,000	Heathrow Funding Ltd., EMTN	7.125%	02/14/24	$979,730
GBP	1,000,000	Heathrow Funding Ltd., EMTN	6.750	12/03/26	2,063,561
EUR	150,000	HSBC Bank PLC, EMTN	3.875	10/24/18	188,024
EUR	800,000	HSBC Bank PLC, EMTN	4.000	01/15/21	1,066,923
GBP	600,000	HSBC Bank PLC, EMTN	5.375	08/22/33	1,044,541
GBP	600,000	HSBC Holdings PLC	6.750	09/11/28	1,164,853
EUR	250,000	HSBC Holdings PLC, EMTN	6.000	06/10/19	333,614
GBP	1,250,000	HSBC Holdings PLC, EMTN	5.750	12/20/27	2,215,978
GBP	600,000	Imperial Tobacco Finance PLC, EMTN	9.000	02/17/22	1,261,625
GBP	450,000	Imperial Tobacco Finance PLC, EMTN	5.500	09/28/26	825,188
EUR	100,000	Lloyds Bank PLC, EMTN	5.375	09/03/19	135,216
EUR	300,000	Lloyds Bank PLC, EMTN	6.500	03/24/20	414,769
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/24	630,318
GBP	1,224,000	Lloyds Bank PLC, EMTN	7.625	04/22/25	2,438,268
GBP	250,000	National Grid Electricity Transmission PLC, EMTN	4.000	06/08/27	428,489
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/29	405,971
EUR	900,000	Royal Bank of Scotland Group PLC, EMTN	1.625	06/25/19	1,026,333
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375	09/30/19	336,721
EUR	300,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/20	412,183
GBP	700,000	Royal Bank of Scotland PLC (The), EMTN	7.500	04/29/24	1,449,059
EUR	300,000	Sabmiller Holdings, Inc., EMTN	1.875	01/20/20	353,610
GBP	400,000	Scottish Widows PLC	5.500	06/16/23	660,161
GBP	400,000	Scottish Widows PLC	7.000	06/16/43	774,941
GBP	100,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/26	162,275
EUR	500,000	Sky PLC, EMTN	1.500	09/15/21	573,497
GBP	300,000	Society of Lloyd’s	4.750	10/30/24	489,920
GBP	200,000	SSE PLC, EMTN	8.375	11/20/28	473,960
EUR	600,000	Standard Chartered PLC, EMTN	1.625	11/20/18	697,989
EUR	300,000	Standard Chartered PLC, EMTN	4.125	01/18/19	380,063
EUR	400,000	Standard Chartered PLC, EMTN	1.625	06/13/21	466,409
GBP	300,000	Standard Chartered PLC, EMTN	5.125	06/06/34	455,711
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/38	492,956
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/41	394,106
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series 16	4.000	06/19/25	334,046
GBP	500,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/37	935,888
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/43	587,105
GBP	600,000	Transport for London, EMTN	3.875	07/23/42	1,058,856
EUR	300,000	Vodafone Group PLC, EMTN	4.650	01/20/22	417,052
GBP	300,000	Wellcome Trust Finance PLC	4.625	07/25/36	591,311

					47,947,629

		Total Corporate Bonds (Cost $227,605,092)			214,376,496

	Number of Shares
		Money Market Fund—0.2%
	470,604	Invesco Premier Portfolio—Institutional Class(c) (Cost $470,604)			470,604

		Total Investments (Cost $228,075,696)—98.5%			214,847,100
		Other assets less liabilities—1.5%			3,254,772

		Net Assets—100.0%			$218,101,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2015

(Unaudited)

Investment Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

DIP—Debt Issuance Program

DPNT—Deposit Note

EUR—Euro

EMTN—Euro Medium-Term Note

GBP—British Pound

GMTN—Global Medium-Term Note

JPY—Japanese Yen

MTN—Medium-Term Notes

NOK—Norwegian Krone

SEK—Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $1,124,224, which represented 0.52% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Banks	33.8
Telecommunications	9.2
Oil & Gas	6.6
Pharmaceuticals	6.4
Diversified Financial Services	5.9
Beverages	3.5
Computers	3.5
Media	3.5
Auto Manufacturers	3.4
Mining	3.2
Retail	3.2
Semiconductors	3.0
Electric	1.9
Insurance	1.8
Food	1.8
Aerospace/Defense	1.8
Machinery-Construction & Mining	1.6
Agriculture	1.5
Pipelines	1.5
Biotechnology	1.3
Money Market Fund Plus Other Assets Less Liabilities	1.6

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.4%
	Aerospace/Defense—1.8%
$120,000	United Technologies Corp.	5.375%	12/15/17	$132,829

	Agriculture—1.5%
100,000	Philip Morris International, Inc.	5.650	05/16/18	112,635

	Auto Manufacturers—3.4%
120,000	Ford Motor Credit Co. LLC	6.625	08/15/17	133,165
120,000	Toyota Motor Credit Corp., MTN (Japan)	3.200	06/17/15	120,443

				253,608

	Banks—33.8%
120,000	Bank of America Corp., MTN	3.625	03/17/16	122,820
120,000	Bank of America Corp.	6.000	09/01/17	131,429
50,000	Bank of America Corp.	5.750	12/01/17	54,951
180,000	Bank of America Corp.	6.875	11/15/18	209,085
120,000	Bank of Montreal, MTN (Canada)	1.300	07/15/16	120,865
120,000	Bank of New York Mellon Corp. (The), MTN	2.100	08/01/18	122,087
120,000	BB&T Corp.	5.200	12/23/15	123,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$120,000	Capital One Financial Corp.	2.450%	04/24/19	$121,257
120,000	Citigroup, Inc.	1.300	11/15/16	120,103
50,000	Citigroup, Inc.	5.500	02/15/17	53,537
120,000	Citigroup, Inc.	8.500	05/22/19	148,605
100,000	Credit Suisse/New York NY (Switzerland)	6.000	02/15/18	110,871
180,000	Deutsche Bank AG/London, Series 3FXD (Germany)	1.400	02/13/17	180,461
100,000	Goldman Sachs Group, Inc. (The)	3.625	02/07/16	102,061
120,000	Goldman Sachs Group, Inc. (The)	2.900	07/19/18	123,755
100,000	JPMorgan Chase & Co.	1.800	01/25/18	100,666
120,000	JPMorgan Chase & Co.	6.300	04/23/19	138,651
120,000	Morgan Stanley	5.375	10/15/15	122,504
50,000	PNC Funding Corp.	5.625	02/01/17	53,635
100,000	Toronto-Dominion Bank (The), Series BKNT, MTN (Canada)	2.125	07/02/19	101,426
180,000	Wells Fargo & Co.	5.125	09/15/16	189,953

				2,552,111

	Beverages—3.5%
120,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	7.750	01/15/19	144,651
120,000	Coca-Cola Co. (The)	1.800	09/01/16	121,921

				266,572

	Biotechnology—1.3%
100,000	Celgene Corp.	2.250	05/15/19	101,088

	Computers—3.5%
120,000	Hewlett-Packard Co.	5.500	03/01/18	133,006
120,000	International Business Machines Corp.	5.700	09/14/17	132,939

				265,945

	Diversified Financial Services—5.9%
120,000	Air Lease Corp.	5.625	04/01/17	128,550
120,000	American Express Credit Corp., MTN	2.375	03/24/17	123,125
120,000	General Electric Capital Corp., MTN	2.950	05/09/16	122,943
60,000	Jefferies Group LLC	8.500	07/15/19	71,830

				446,448

	Electric—1.9%
120,000	Entergy Texas, Inc.	7.125	02/01/19	142,055

	Food—1.8%
120,000	Mondelez International, Inc.	6.125	02/01/18	134,482

	Insurance—1.8%
120,000	Chubb Corp. (The)	5.750	05/15/18	135,464

	Machinery-Construction & Mining—1.6%
120,000	Caterpillar Financial Services Corp., Series G, MTN	2.050	08/01/16	122,275

	Media—3.5%
120,000	Comcast Corp.	6.300	11/15/17	135,247
120,000	Viacom, Inc.	6.250	04/30/16	126,408

				261,655

	Mining—3.2%
120,000	Rio Tinto Finance USA Ltd. (United Kingdom)	1.875	11/02/15	120,747
120,000	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	120,627

				241,374

	Oil & Gas—6.6%
120,000	BP Capital Markets PLC (United Kingdom)	3.200	03/11/16	122,653
120,000	Occidental Petroleum Corp.	4.125	06/01/16	124,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$120,000	Total Capital SA (France)	2.125%	08/10/18	$122,809
120,000	Transocean, Inc.	5.050	12/15/16	125,106

				495,130

	Pharmaceuticals—6.4%
120,000	AbbVie, Inc.	1.750	11/06/17	120,696
120,000	McKesson Corp.	2.284	03/15/19	121,403
120,000	Pfizer, Inc.	6.200	03/15/19	139,715
100,000	Wyeth LLC	5.500	02/15/16	103,917

				485,731

	Pipelines—1.5%
100,000	Spectra Energy Capital LLC	6.200	04/15/18	110,821

	Retail—3.2%
120,000	Costco Wholesale Corp.	1.125	12/15/17	120,191
120,000	CVS Health Corp.	1.200	12/05/16	120,785

				240,976

	Semiconductors—3.0%
100,000	Broadcom Corp.	2.700	11/01/18	103,740
120,000	Intel Corp.	1.950	10/01/16	122,224

				225,964

	Telecommunications—9.2%
120,000	AT&T, Inc.	5.500	02/01/18	132,255
100,000	AT&T, Inc.	2.375	11/27/18	101,494
100,000	Cisco Systems, Inc.	4.450	01/15/20	111,600
120,000	Orange SA (France)	5.375	07/08/19	136,102
89,000	Verizon Communications, Inc.	2.500	09/15/16	90,894
120,000	Verizon Communications, Inc.	2.000	11/01/16	121,781

				694,126

	Total Corporate Bonds (Cost $7,401,609)			7,421,289

Number of Shares
	Money Market Fund—0.6%
45,496	Invesco Premier Portfolio—Institutional Class(a) (Cost $45,496)			45,496

	Total Investments (Cost $7,447,105)—99.0%			7,466,785
	Other assets less liabilities—1.0%			74,279

	Net Assets—100.0%			$7,541,064

Investment Abbreviations:

MTN—Medium-Term Notes

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

April 30, 2015

(Unaudited)

Portfolio Composition State and Territory Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Alabama	4.3
California	19.7
Florida	6.3
Illinois	4.2
New Jersey	3.5
New York	17.2
Pennsylvania	8.0
Texas	6.0
Other States and Territories Less Than 3% Each	26.5
Other Assets Less Liabilities	4.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—95.7%
	Ad Valorem Property Tax—11.6%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/38	$1,582,440
150,000	Beaver County Pennsylvania Notes Ser. 09 AGM(a)	5.550	11/15/17	168,042
2,850,000	Beaver County Pennsylvania Notes Ser. 09 AGM	5.550	11/15/31	3,138,676
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,085,230
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	2,332,820
4,380,000	California State Various Purpose Ser. 09	6.000	11/01/39	5,237,210
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/40	14,099,705
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	660,810
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/44	22,230,200
3,340,000	City of New York Ser. 11A-1	5.000	08/01/32	3,797,647
2,500,000	City of Philadelphia Pennsylvania Ser. 09B AGC(a)	7.125	07/15/16	2,704,675
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,627,050
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	578,940
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,653,240
1,000,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	1,126,220
1,500,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/39	1,740,480
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,204,820
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,699,450
500,000	Los Angeles Unified School District (Election 2004) Ser. 06G AMBAC(a)	5.000	07/01/16	527,805
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	504,755
9,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	9,152,654
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	979,765
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,168,860
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM(a)	5.250	08/01/17	2,756,925
2,000,000	State Center California Community College District (Election 2002) Ser. 07A AGM(a)	5.000	08/01/17	2,193,900
3,280,000	Texas State Ref. (Transportation Commission) Ser. 14A	5.000	10/01/44	3,771,180
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,719,175
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,835,676

				102,278,350

	Auto Parking Revenue—0.6%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,178,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Auto Parking Revenue (continued)
$2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250%	07/01/39	$2,717,450

				4,896,350

	College Revenue—4.4%
4,510,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	4,978,363
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,192,630
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,708,172
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,145,010
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/39	2,245,740
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O(a)	6.000	07/01/18	1,447,250
3,060,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Cornell University) Ser. 10A	5.000	07/01/35	3,523,284
3,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New School) Ser. 15A	5.000	07/01/45	3,920,350
2,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New York University) Ser. 15A	5.000	07/01/35	2,315,020
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	275,308
6,100,000	Ohio State University Ser.14A	5.000	12/01/39	7,005,545
4,335,000	University of California Rev. Ser. 07J AGM	4.500	05/15/35	4,386,110

				39,142,782

	Electric Power Revenue—3.6%
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/39	3,972,535
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	1,258,203
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	11,275,237
200,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL RE(a)	5.000	09/01/17	219,650
700,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	751,331
2,500,000	Long Island New York Power Auth. Ref. Ser. 14A	5.000	09/01/39	2,756,550
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	578,410
4,200,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	4,663,176
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/35	2,880,600
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,321,359
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,101,210

				31,778,261

	Fuel Sales Tax Revenue—0.4%
3,250,000	Connecticut State Special Tax Obligation Rev. (Transportation Infrastructure) Ser. 14A	5.000	09/01/34	3,735,745

	General Fund—0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	525,560

	Highway Tolls Revenue—9.5%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	2,724,375
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,324,400
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/32	3,433,830
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,760,807
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,490,320
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	18,142,560
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/39	16,822,950
8,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,070,640
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,614,820
8,800,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 12B AGM	5.000	12/01/42	9,617,344
250,000	South Jersey Transportation Auth. Ref. Ser. 14A	5.000	11/01/39	267,155
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/42	2,698,325

				83,967,526

	Health, Hospital, Nursing Home Revenue—11.9%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	754,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000%	06/01/39	$2,894,700
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	559,065
735,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	784,377
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,073,690
5,000,000	Christian County Kentucky Hospital Rev. (Hospital - Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,424,250
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser. 05B AMBAC	5.500	04/01/37	2,819,150
10,085,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	10,726,507
300,000	Connecticut State Health & Educational Facility Auth. (Yale-New Haven Hospital) Ser. 06J-1 AMBAC(a)	5.000	07/01/16	315,882
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,705,287
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,288,060
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,190,200
4,400,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	4,752,132
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,218,684
2,000,000	Hawaii State Department of Budget and Finance Special Purpose Rev. Ref. (Queens Health Systems) Ser. 15A	5.000	07/01/35	2,280,480
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,191,640
1,000,000	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,118,210
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,819,663
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,849,050
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000	01/01/39	7,054,860
1,960,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,144,279
1,050,000	Lakeland Florida Hospital Systems Rev. (Lakeland Regional Health) Ser. 15	5.000	11/15/40	1,136,488
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE(a)	4.750	07/01/16	509,619
6,595,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	7,583,788
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	2,186,860
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,307,856
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	11,159,500
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	568,720
2,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	2,811,675
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,117,930
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,781,325
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Carilion Health System-Remarketed) Ser. 05B AGM(a)	5.000	07/01/20	17,680
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,085,096
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,123,740
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,275,463
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC(a)	5.375	07/01/20	1,194,790
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	455,922
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,253,996
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	949,977
1,500,000	Wisconsin State Health & Educational Facilities Auth. Rev. Ref. (Prohealth Care Obligated Group) Ser. 15	5.000	08/15/39	1,646,490

				105,131,087

	Hotel Occupancy Tax—0.5%
3,950,000	Harris County Houston Texas Sports Auth. Rev. Ref. (Senior Lien) Ser. 14A	5.000	11/15/53	4,256,797

	Income Tax Revenue—2.1%
2,000,000	New York City Transitional Finance Auth. Rev. Future Tax Secured Sub-Ser.14A-1	5.000	08/01/35	2,278,520
4,500,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	5,035,950
1,905,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	2,157,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Income Tax Revenue (continued)
$7,530,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 15A	5.000%	03/15/35	$8,638,642

				18,110,924

	Lease Revenue—3.0%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/39	1,689,435
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	569,275
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,965,160
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser 15A	5.000	12/01/39	2,542,342
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser 15A	5.000	12/01/44	1,123,830
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,342,791
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	550,300
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,615,880
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,431,650

				26,830,663

	Local Housing Revenue—0.2%
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing Rev. (A&M University Project) Ser. 14A AGM	5.000	04/01/46	1,354,613

	Lottery Revenue—1.0%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,480,250

	Miscellaneous Revenue—5.1%
3,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	3,999,590
5,000,000	California State Various Purpose Ser.14	5.000	10/01/39	5,691,900
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,809,075
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,018,640
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,279,077
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	601,115
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/33	1,072,800
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/38	5,945,294
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/42	1,605,570
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	578,245
3,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-1	5.000	07/15/40	3,363,600
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,191,450
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,419,242

				44,575,598

	Nuclear Revenue—0.2%
2,000,000	South Carolina State Public Service Auth. Rev. Ref. Obligations Ser. 14C	5.000	12/01/39	2,218,540

	Port, Airport & Marina Revenue—3.9%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,420,330
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,727,130
400,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	411,956
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/31	1,106,660
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,597,290
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,759,570
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	661,026
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth Ref.) Ser. 14	5.000	09/01/39	6,823,920
3,500,000	Port Auth. of New York & New Jersey Ref. (Consolidated) Ser. 15-189	5.000	05/01/45	3,984,225
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,508,300
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,254,660
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,062,540

				34,317,607

	Recreational Revenue—0.4%
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,577,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Sales Tax Revenue—5.4%
$5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000%	10/01/35	$5,747,022
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,630,800
170,000	Dallas Texas Area Rapid Transit Sales Tax Rev. (Senior Lien) Ser. 07 AMBAC	5.000	12/01/32	180,732
230,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. (Senior Lien) Ser. 07 AMBAC(a)	5.000	12/01/16	246,328
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,508,947
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	303,705
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,373,530
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	2,514,925
26,500,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	28,554,545
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,007,990
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref- Measure A) Ser. 07A AMBAC(a)	5.000	04/01/17	1,083,050

				47,151,574

	Sewer Revenue—8.2%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	26,441,268
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,738,600
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,179,740
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	5,382,950
11,285,000	District of Columbia Water & Sewer Auth. Public Utility Rev. Ser. 09A	5.500	10/01/39	12,744,715
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	553,680
5,000,000	Jefferson County Alabama Sewer Rev. (Senior Lien) Ser. 13A AGM	5.500	10/01/53	5,561,250
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM(a)	5.000	07/01/17	3,274,170
385,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE(a)	4.750	06/01/15	386,494
35,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE(a)	4.750	06/01/15	35,136
80,000	Los Angeles California Wastewater System Rev. Ser. 05A NATL RE	4.750	06/01/35	80,278
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/49	7,336,355
3,905,000	Sacramento County California Sanitation District Financing Auth. Rev. Ser.06 NATL RE(a)	5.000	06/01/16	4,107,357
1,095,000	Sacramento County California Sanitation District Financing Auth. Rev. Ser.06 NATL RE	5.000	12/01/36	1,146,082

				71,968,075

	Special Assessment—0.5%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,480,040

	Student Loan Revenue—0.3%
2,460,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	2,709,100

	Tax Increment Revenue—3.4%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/44	18,705,780
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,184,950
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,653,513
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,808,550

				30,352,793

	Transit Revenue—5.7%
10,000,000	Metropolitan New York Transportation Auth. Rev. Sub-Ser. 15A-1	5.000	11/15/45	11,170,900
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	7,223,190
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/40	14,605,155
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	423,716
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	17,072,400

				50,495,361

	Water Revenue—13.7%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,753,810
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,113,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000%	12/01/41	$2,393,237
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,466,698
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	220,870
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,541,145
700,000	East Bay California Municipal Utility District Water System Rev. Sub-Ser. 05A NATL RE(a)	5.000	06/01/15	702,905
300,000	East Bay California Municipal Utility District Water System Rev. Sub-Ser. 05A NATL RE	5.000	06/01/35	301,245
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/34	3,392,910
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/39	4,062,905
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,714,530
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,232,306
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,422,126
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	8,905,920
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/27	1,158,900
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/29	22,997,400
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	4.625	10/01/30	1,654,185
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/36	679,530
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Fiscal) Ser. 12BB	5.000	06/15/47	10,691,917
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,140,850
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 14CC-1	5.000	06/15/47	12,558,829
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/34	5,686,600
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,758,800
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,255,640
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	968,205
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,315,900
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,056,723
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,091,790

				120,239,536

	Total Investments (Cost $793,464,178)(b)—95.7%			842,575,052
	Other assets less liabilities—4.3%			37,653,834

	Net Assets—100.0%			$880,228,886

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BAM—Build America Mutual

BHAC—Berkshire Hathaway Assurance Corp.

COP—Certificate of Participation

NATL RE—National Public Finance Guarantee Corp.

RAC—Revenue Anticipation Certificates

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	34.4%
Assured Guaranty Corp.	25.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

April 30, 2015

(Unaudited)

Portfolio Composition Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Electric Power Revenue	21.3
College Revenue	13.6
Sales Tax Revenue	9.6
Miscellaneous Revenue	9.2
Income Tax Revenue	7.2
Ad Valorem Property Tax	5.7
Health, Hospital, Nursing Home Revenue	5.6
Recreational Revenue	4.8
Transit Revenue	4.7
Port, Airport & Marina Revenue	4.4
Sewer Revenue	4.3
Industrial Revenue	3.0
Highway Tolls Revenue	1.3
Other Assets Less Liabilities	5.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—94.7%
	Ad Valorem Property Tax—5.7%
$1,750,000	New York State Ref. (Fiscal 2015) Ser. 14A	5.000%	08/01/32	$2,012,570
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	797,513

				2,810,083

	College Revenue—13.6%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	1,954,290
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,879,850
1,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Trustees of Columbia University) Ser. 15	5.000	10/01/45	1,343,570
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	550,615

				6,728,325

	Electric Power Revenue—21.3%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,146,440
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	7,519,330
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	189,980
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/41	1,717,860

				10,573,610

	Highway Tolls Revenue—1.3%
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	652,434

	Health, Hospital, Nursing Home Revenue—5.6%
1,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	1,687,005
1,000,000	New York State Dormitory Auth. Rev. State Supported Debt (Mental Health Services Facilities) Ser. 08A AGM	5.000	02/15/38	1,104,480

				2,791,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Income Tax Revenue—7.2%
$1,200,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000%	03/15/42	$1,342,920
1,500,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	1,699,065
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	529,720

				3,571,705

	Industrial Revenue—3.0%
1,275,000	New York State Liberty Development Corp. Liberty Rev. Ref. (7 World Trade Center) Ser.12	5.000	09/15/29	1,483,029

	Miscellaneous Revenue—9.2%
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,891,225
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,062,910
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	610,020

				4,564,155

	Port, Airport & Marina Revenue—4.4%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty- Eighth) Ser. 07 AGM	5.000	08/15/33	1,086,710
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty- Eighth) Ser. 07 AGM	5.000	08/15/37	1,085,760

				2,172,470

	Recreational Revenue—4.8%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,385,280

	Sales Tax Revenue—9.6%
1,000,000	New York State Dormitory Auth. Sales Tax Rev. (Supported Debt) Ser. 14A	5.000	03/15/34	1,156,900
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,451,345
2,000,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	2,155,060

				4,763,305

	Sewer Revenue—4.3%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL RE	4.750	06/15/33	2,141,320

	Transit Revenue—4.7%
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	633,660
1,500,000	Metropolitan Transportation Auth. Rev. Ser. 11A AGM	5.000	11/15/36	1,680,000

				2,313,660

	Total Investments (Cost $44,455,205)(a)—94.7%			46,950,861
	Other assets less liabilities—5.3%			2,629,170

	Net Assets—100.0%			$49,580,031

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BHAC—Berkshire Hathaway Assurance Corp.

NATL RE—National Public Finance Guarantee Corp.

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT) (continued)

April 30, 2015

(Unaudited)

Notes to Schedule of Investments:

(a)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	23.9%
Berkshire Hathaway Assurance Corp.	16.0
Assured Guaranty Corp.	12.4
National Public Finance Guarantee Corp.	12.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

PowerShares Preferred Portfolio (PGX)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Banks	46.6
Capital Markets	16.1
Insurance	12.0
Real Estate Investment Trusts	8.9
Consumer Finance	4.5
Electric Utilities	4.3
Diversified Telecommunication	2.8
Diversified Financial Services	1.6
Wireless Telecommunication Services	1.0
Multi-Utilities	0.8
Commercial Services & Supplies	0.7
Machinery	0.5
Media	0.2
Chemicals	0.1
Thrifts & Mortgage Finance	0.1
Money Market Fund Plus Other Assets Less Liabilities	(0.2)

Schedule of Investments(a)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—100.2%
	Banks—46.6%
589,467	BAC Capital Trust VIII, 6.00%	$15,108,039
424,167	Bank of America Corp., 6.20%, Series D(b)	10,858,675
1,419,959	Bank of America Corp., 6.38%, Series 3	36,393,549
1,299,225	Bank of America Corp., 6.50%, Series Y(b)	33,520,005
671,556	Bank of America Corp., 6.63%, Series I(b)	17,641,776
981,056	Bank of America Corp., 6.63%, Series W	25,487,835
30,481	Bank of America Corp., 7.25%, Series L	35,327,479
4,113,212	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	107,519,362
1,772,455	BB&T Corp., 5.63%, Series E	43,797,363
235,769	BB&T Corp., 5.85%(b)	5,964,956
1,357,583	Citigroup Capital XIII, 7.88%	35,147,824
1,579,276	Citigroup, Inc., 6.88%, Series K	42,987,893
536,781	Citigroup, Inc., 6.88%, Series L	14,315,949
128,690	City National Corp., 5.50%, Series C(b)	3,173,495
81,333	City National Corp., 6.75%, Series D	2,358,657
104,551	Commerce Bancshares, Inc., 6.00%, Series B	2,720,417
1,580,075	Countrywide Capital V, 7.00%	40,497,322
116,700	Cullen/Frost Bankers, Inc., 5.38%(b)	2,975,850
360,094	Fifth Third Bancorp, 6.63%, Series I	10,129,444

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
69,225	First Horizon National Corp., 6.20%, Series A	$1,727,164
267,523	First Niagara Financial Group, Inc., 8.63%, Series B	7,397,011
153,994	First Republic Bank, 5.50%(b)	3,775,933
144,222	First Republic Bank, 6.20%, Series B	3,694,968
229,483	First Republic Bank, 6.70%, Series A	5,998,686
123,734	First Republic Bank, 7.00%	3,403,922
65,702	FirstMerit Corp., 5.88%, Series A	1,636,637
118,711	Hancock Holding Co., 5.95%(c)	2,932,162
3,041,618	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	79,872,889
2,783,578	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	73,347,280
12,027	ING Groep NV, 6.20% (Netherlands)	303,922
256,090	ING Groep NV, 6.38% (Netherlands)	6,514,930
2,015,740	ING Groep NV, 7.38% (Netherlands)	51,562,629
888,379	JPMorgan Chase & Co., 5.45%, Series P	21,720,867
614,607	JPMorgan Chase & Co., 5.50%, Series O(b)	15,119,332
1,419,795	JPMorgan Chase & Co., 6.13%, Series Y	35,821,428
533,416	JPMorgan Chase & Co., 6.30%, Series W(b)	13,772,801
606,238	JPMorgan Chase & Co., 6.70%, Series T(b)	16,277,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
690,443	Lloyds Banking Group PLC, 7.75% (United Kingdom)	$17,557,965
1,405,632	PNC Financial Services Group, Inc. (The), 6.13%, Series P	39,442,034
536,941	RBS Capital Funding Trust VII, 6.08%, Series G (Netherlands)	13,364,461
407,446	Regions Financial Corp., 6.38%, Series A	10,267,639
380,114	Regions Financial Corp., 6.38%, Series B(b)	9,958,987
1,191,837	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	29,152,333
1,082,109	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)(b)	27,063,546
658,016	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	16,470,140
1,046,850	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	26,202,655
1,060,490	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	26,756,163
1,007,891	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	25,620,589
92,976	Santander Finance Preferred SAU, 6.50% (Spain)(b)	2,466,653
359,849	SunTrust Banks, Inc., 5.88%, Series E(b)	9,017,816
83,679	TCF Financial Corp., 6.45%, Series B	2,124,610
133,155	TCF Financial Corp., 7.50%(b)	3,656,436
197,425	Texas Capital Bancshares, Inc., 6.50%, Series A(b)	5,010,646
1,529,902	U.S. Bancorp, 6.00%, Series G	41,307,354
437,143	U.S. Bancorp, 6.50%, Series F	13,018,119
88,028	Webster Financial Corp., 6.40%, Series E	2,256,158
406,731	Wells Fargo & Co., 5.13%, Series O(b)	9,924,236
402,544	Wells Fargo & Co., 5.20%	9,834,150
1,115,702	Wells Fargo & Co., 5.85%	29,354,120
569,736	Wells Fargo & Co., 6.00%, Series T(b)	14,568,150
275,313	Wells Fargo & Co., 6.63%	7,741,802
2,697,405	Wells Fargo & Co., 8.00%, Series J	78,143,823
252,103	Zions Bancorp, 5.75%, Series H	6,224,423
118,941	Zions Bancorp, 7.90%, Series F(b)	3,312,507

		1,310,623,456

	Capital Markets—16.1%
262,672	Affiliated Managers Group, Inc., 6.38%(b)	6,895,140
238,731	Apollo Investment Corp., 6.88%	6,173,584
457,695	Bank of New York Mellon Corp. (The), 5.20%(b)	11,396,606
73,415	BGC Partners, Inc., 8.13%	1,982,939
382,042	Charles Schwab Corp. (The), 6.00%, Series B	10,127,933
607,464	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)(b)	17,069,738
2,525,484	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	72,430,881
941,609	Goldman Sachs Group, Inc. (The), 5.50%, Series J	23,389,568
685,104	Goldman Sachs Group, Inc. (The), 5.95%(b)	17,285,174
804,899	Goldman Sachs Group, Inc. (The), 6.13%	20,541,023

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
506,348	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	$12,825,795
594,334	Goldman Sachs Group, Inc. (The), 6.38%, Series K	15,571,551
419,185	Goldman Sachs Group, Inc. (The), 6.50%	11,104,211
334,695	KKR Financial Holdings LLC, 7.38%, Series A	8,695,376
264,051	KKR Financial Holdings LLC, 8.38%	7,250,840
1,661,418	Morgan Stanley, 6.38%, Series I	43,363,010
801,044	Morgan Stanley, 6.63%, Series G(b)	20,907,248
680,552	Morgan Stanley, 6.88%, Series F	18,647,125
953,867	Morgan Stanley, 7.13%, Series E(b)	27,042,129
1,676,476	Morgan Stanley Capital Trust VII, 6.60%	42,096,312
317,984	Northern Trust Corp., 5.85%, Series C	8,172,189
272,241	Raymond James Financial, Inc., 6.90%	7,345,062
79,105	Solar Capital Ltd., 6.75%(b)	1,968,923
404,795	State Street Corp., 5.25%, Series C(b)	10,022,724
547,534	State Street Corp., 5.90%, Series D	14,745,091
605,485	State Street Corp., 6.00%	15,439,868

		452,490,040

	Chemicals—0.1%
35,601	E.I. du Pont de Nemours & Co., 4.50%, Series B(b)	3,773,706

	Commercial Services & Supplies—0.7%
315,743	NuStar Logistics LP, 7.63%	8,247,207
71,905	Pitney Bowes, Inc., 5.25%	1,838,611
340,813	Pitney Bowes, Inc., 6.70%	8,990,647

		19,076,465

	Consumer Finance—4.5%
529,183	Ally Financial, Inc., 8.50%, Series A	14,023,350
706,885	Capital One Financial Corp., 6.00%, Series B(b)	17,799,364
362,475	Capital One Financial Corp., 6.25%, Series C	9,308,358
373,009	Capital One Financial Corp., 6.70%, Series D(b)	10,019,022
446,304	Discover Financial Services, 6.50%, Series B	11,496,791
2,149,225	GMAC Capital Trust I, 8.13%, Series 2	56,481,633
292,411	Navient Corp., 6.00%	6,602,640

		125,731,158

	Diversified Financial Services—1.6%
707,525	General Electric Capital Corp., 4.70%(b)	18,162,167
552,788	General Electric Capital Corp., 4.88%(b)	14,156,900
436,954	General Electric Capital Corp., 4.88%	11,255,935

		43,575,002

	Diversified Telecommunication—2.8%
816,593	Qwest Corp., 6.13%(b)	20,635,305
335,353	Qwest Corp., 6.88%(b)	8,933,804
338,093	Qwest Corp., 7.00%(b)	8,871,560
283,679	Qwest Corp., 7.00%(b)	7,463,595
493,440	Qwest Corp., 7.38%	12,937,997
350,947	Qwest Corp., 7.50%	9,335,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Diversified Telecommunication (continued)
395,930	Verizon Communications, Inc., 5.90%	$10,614,883

		78,792,334

	Electric Utilities—4.3%
110,596	Alabama Power Co., 6.45%	2,969,503
184,834	BGE Capital Trust II, 6.20%	4,704,025
399,358	Duke Energy Corp., 5.13%(b)	10,023,886
38,226	Entergy Arkansas, Inc., 4.90%	961,766
252,555	Entergy Arkansas, Inc., 5.75%	6,369,437
204,020	Entergy Louisiana LLC, 5.25%	5,133,143
192,032	Entergy Mississippi, Inc., 6.00%(b)	5,008,195
368,134	Entergy Texas, Inc., 5.63%	9,611,979
160,486	Interstate Power & Light Co., 5.10%, Series D(b)	4,055,481
618,688	NextEra Energy Capital Holdings, Inc., 5.00%	14,891,820
477,119	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	11,703,729
230,326	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	5,820,338
284,108	NextEra Energy Capital Holdings, Inc., 5.70%, Series G(b)	7,199,297
351,240	PPL Capital Funding, Inc., 5.90%, Series B(b)	8,826,661
756,236	SCE Trust I, 5.63%(b)	19,087,397
138,441	SCE Trust III, 5.75%	3,758,673

		120,125,330

	Insurance—12.0%
1,166,131	Aegon NV, 6.38% (Netherlands)	29,666,373
515,431	Aegon NV, 8.00% (Netherlands)	14,442,377
413,721	Aflac, Inc., 5.50%	10,421,632
383,355	Allstate Corp. (The), 5.10%	10,024,733
256,098	Allstate Corp. (The), 5.63%(b)	6,558,670
142,282	Allstate Corp. (The), 6.25%, Series F	3,734,902
677,965	Allstate Corp. (The), 6.63%, Series E	18,359,292
293,396	Allstate Corp. (The), 6.75%, Series C	7,942,230
235,797	American Financial Group, Inc., 6.25%(b)	6,225,041
262,630	American Financial Group, Inc., 6.38%	6,991,211
263,878	Arch Capital Group Ltd., 6.75%, Series C	7,127,345
101,606	Argo Group US, Inc., 6.50%	2,586,889
188,510	Aspen Insurance Holdings Ltd., 5.95%	4,850,362
244,789	Aspen Insurance Holdings Ltd., 7.25%	6,496,700
265,186	Assured Guaranty Municipal Holdings, Inc., 6.25%(b)	6,735,724
323,020	Aviva PLC, 8.25% (United Kingdom)	8,928,273
164,099	Axis Capital Holdings Ltd., 5.50%, Series D	4,054,886
349,715	Axis Capital Holdings Ltd., 6.88%, Series C	9,354,876
129,439	Endurance Specialty Holdings Ltd., 7.50%, Series B	3,422,367
200,799	Endurance Specialty Holdings Ltd., 7.75%, Series A	5,234,830
130,551	Hanover Insurance Group, Inc. (The), 6.35%	3,306,857
464,872	Hartford Financial Services Group, Inc. (The), 7.88%	14,541,196
120,617	Kemper Corp., 7.38%	3,198,763

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Insurance (continued)
288,936	Maiden Holdings Ltd., 8.25%, Series A	$7,711,702
135,246	Maiden Holdings North America Ltd., 7.75%	3,609,716
1,144,542	MetLife, Inc., 6.50%, Series B	29,391,838
110,995	Montpelier Re Holdings Ltd., 8.88%, Series A (Bermuda)(b)	2,895,859
334,560	PartnerRe Ltd., 5.88%, Series F	8,417,530
290,556	PartnerRe Ltd., 7.25%, Series E	7,699,734
226,842	Principal Financial Group, Inc., 6.52%, Series B(b)	5,766,324
441,389	Protective Life Corp., 6.25%	11,409,906
575,595	Prudential Financial, Inc., 5.70%	14,712,208
426,152	Prudential Financial, Inc., 5.75%	10,883,922
419,137	Prudential PLC, 6.50% (United Kingdom)(b)	10,838,883
310,396	Reinsurance Group of America, Inc., 6.20%	8,899,053
315,333	RenaissanceRe Holdings Ltd., 5.38%, Series E	7,741,425
149,460	Selective Insurance Group, Inc., 5.88%	3,826,176
79,116	Torchmark Corp., 5.88%(b)	2,049,104
282,211	WR Berkley Corp., 5.63%	7,027,054

		337,085,963

	Machinery—0.5%
585,400	Stanley Black & Decker, Inc., 5.75%	14,816,474

	Media—0.2%
223,035	Comcast Corp., 5.00%	5,747,612

	Multi-Utilities—0.8%
392,370	DTE Energy Co., 6.50%	10,448,813
322,679	Integrys Energy Group, Inc., 6.00%	8,831,724
92,631	Pacific Gas & Electric Co., 6.00%, Series A(b)	2,699,268

		21,979,805

	Real Estate Investment Trusts—8.9%
87,994	Alexandria Real Estate Equities, Inc., 6.45%, Series E	2,294,004
136,542	Boston Properties, Inc., 5.25%(b)	3,386,242
260,804	DDR Corp., 6.50%, Series J	6,660,934
236,917	Digital Realty Trust, Inc., 5.88%, Series G(b)	5,792,621
338,841	Digital Realty Trust, Inc., 6.63%, Series F	8,955,568
283,315	Digital Realty Trust, Inc., 7.38%, Series H	7,700,502
96,221	EPR Properties, 6.63%, Series F(b)	2,487,313
325,213	Equity Commonwealth, 5.75%(b)	7,892,919
225,085	Health Care REIT, Inc., 6.50%, Series J	5,818,447
225,496	Hospitality Properties Trust, 7.13%, Series D	5,820,052
72,325	Kilroy Realty Corp., 6.38%, Series H	1,834,162
64,876	Kilroy Realty Corp., 6.88%, Series G	1,715,321
753,287	Kimco Realty Corp., 6.00%, Series I	19,095,825
254,518	National Retail Properties, Inc., 5.70%, Series E	6,177,152
206,682	National Retail Properties, Inc., 6.63%, Series D	5,404,734
152,560	PS Business Parks, Inc., 5.70%, Series V	3,748,399
323,349	PS Business Parks, Inc., 6.00%, Series T(b)	8,145,161
225,501	PS Business Parks, Inc., 6.45%, Series S	5,826,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Real Estate Investment Trusts (continued)
196,240	Public Storage, 5.20%, Series W(b)	$4,729,384
169,117	Public Storage, 5.88%, Series A	4,333,623
165,874	Public Storage, 6.00%, Series Z	4,289,502
395,751	Public Storage, 6.35%, Series R	10,135,183
256,065	Public Storage, 6.38%, Series Y	6,836,935
1,853,780	Public Storage, 6.50%, Series Q	48,031,440
300,024	Realty Income Corp., 6.63%, Series F	7,878,630
187,868	Regency Centers Corp., 6.63%, Series 6	4,862,024
289,898	Senior Housing Properties Trust, 5.63%(b)	7,145,986
190,742	SL Green Realty Corp., 6.50%, Series I	4,989,811
208,960	Ventas Realty LP/Ventas Capital Corp., 5.45%	5,226,090
92,240	Vornado Realty Trust, 5.40%, Series L	2,186,088
330,704	Vornado Realty Trust, 5.70%, Series K	8,102,248
426,446	Vornado Realty Trust, 6.63%, Series I	10,784,819
73,433	Vornado Realty Trust, 6.88%, Series J	1,898,170
215,387	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	5,658,216
178,430	WP Glimcher, Inc., 6.88%, Series I	4,596,357

		250,440,808

	Thrifts & Mortgage Finance—0.1%
107,839	Astoria Financial Corp., 6.50%, Series C	2,719,700

	Wireless Telecommunication Services—1.0%
234,306	Telephone & Data Systems, Inc., 5.88%	5,714,723
439,394	Telephone & Data Systems, Inc., 6.63%	11,103,486
283,745	United States Cellular Corp., 6.95%(b)	7,292,246
207,759	United States Cellular Corp., 7.25%	5,266,691

		29,377,146

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,748,520,165)—100.2%	2,816,354,999

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.5%
71,348,775	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $71,348,775)	71,348,775

	Total Investments (Cost $2,819,868,940)—102.7%	2,887,703,774
	Other assets less liabilities—(2.7)%	(76,735,650)

	Net Assets—100.0%	$2,810,968,124

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$69,069,829	$(69,069,829)	$—

*	Amount does not include excess collateral received, if any.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	16.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

PowerShares Variable Rate Preferred Portfolio (VRP)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Banks	44.3
Insurance	21.0
Capital Markets	11.9
Diversified Financial Services	6.3
Consumer Finance	4.5
Pipelines	3.8
Electric	2.6
Food Products	1.6
Multi-Utilities	0.7
Hand/Machine Tools	0.7
Commercial Services & Supplies	0.7
Electric Utilities	0.5
Oil, Gas & Consumable Fuels	0.2
Real Estate Investment Trusts	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.0

Schedule of Investments

Number of Shares		Value
	Preferred Stocks and Other Equity Interests(a)—57.0%
	Banks—31.4%
35,891	Bank of America Corp., 3.00%, Series H	$695,209
25,217	Bank of America Corp., 4.00%, Series 4	548,722
49,856	Bank of America Corp., 4.00%, Series 5	1,059,939
37,564	Bank of America Corp., 4.00%, Series E	806,875
256,511	Citigroup Capital XIII, 7.88%	6,641,070
170,704	Citigroup, Inc., 6.88%, Series K	4,646,563
110,036	Citigroup, Inc., 7.13%, Series J	3,052,399
11,621	City National Corp., 6.75%, Series D	337,009
54,842	Fifth Third Bancorp, 6.63%, Series I	1,542,705
42,573	First Niagara Financial Group, Inc., 8.63%, Series B	1,177,143
13,374	FNB Corp., 7.25%	373,937
63,359	HSBC USA, Inc., 3.50%, Series F	1,471,196
45,743	HSBC USA, Inc., 4.00%, Series G	1,124,363
18,028	HSBC USA, Inc., 4.50%, Series D	462,418
120,168	Merrill Lynch Capital Trust I, 6.45%, Series K	3,071,494
107,905	Merrill Lynch Capital Trust II, 6.45%	2,749,419
86,425	Merrill Lynch Capital Trust III, 7.38%	2,248,778
183,309	PNC Financial Services Group, Inc. (The), 6.13%, Series P	5,143,650
61,118	Regions Financial Corp., 6.38%, Series B	1,601,292
25,290	Santander Finance Preferred SA, 4.00%, Series 6 (Spain)	578,382
20,782	SunTrust Banks, Inc., 4.00%	477,986
15,691	Synovus Financial Corp., 7.88%, Series C	437,622
112,257	U.S. Bancorp, 3.50%, Series B	2,490,983
124,011	U.S. Bancorp, 6.00%, Series G	3,348,297
127,774	U.S. Bancorp, 6.50%, Series F	3,805,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests(a) (continued)
	Banks (continued)
195,668	Wells Fargo & Co., 5.85%	$5,148,025
96,076	Wells Fargo & Co., 6.63%	2,701,657
20,708	Zions Bancorp, 6.30%, Series G	555,803

		58,298,046

	Capital Markets—11.9%
88,292	Goldman Sachs Group, Inc. (The), 3.75%, Series A	1,802,040
23,977	Goldman Sachs Group, Inc. (The), 4.00%, Series C	515,505
156,817	Goldman Sachs Group, Inc. (The), 4.00%, Series D	3,236,703
114,603	Goldman Sachs Group, Inc. (The), 5.50%, Series J	2,846,739
82,824	Goldman Sachs Group, Inc. (The), 6.38%, Series K	2,169,989
96,630	Morgan Stanley, 4.00%, Series A	2,075,612
84,724	Morgan Stanley, 6.38%, Series I	2,211,296
72,571	Morgan Stanley, 6.88%, Series F	1,988,445
74,014	Morgan Stanley, 7.13%, Series E	2,098,297
91,598	State Street Corp., 5.90%, Series D	2,466,734
36,832	UBS Preferred Funding Trust IV, 0.88%, Series D (Switzerland)	713,436

		22,124,796

	Commercial Services & Supplies—0.7%
49,299	NuStar Logistics LP, 7.63%	1,287,690

	Consumer Finance—4.5%
85,493	Ally Financial, Inc., 8.50%, Series A	2,265,564
229,092	GMAC Capital Trust I, 8.13%, Series 2	6,020,538

		8,286,102

	Electric Utilities—0.5%
33,578	SCE Trust III, 5.75%	911,643

	Food Products—1.6%
60,286	CHS, Inc., 6.75%, Series 3	1,574,671
51,212	CHS, Inc., 7.10%, Series 2	1,366,848

		2,941,519

	Insurance—5.3%
30,657	Aegon NV, 4.00%, Series 1 (Netherlands)	747,111
61,262	Allstate Corp. (The), 5.10%	1,602,001
33,062	Aspen Insurance Holdings Ltd., 5.95%	850,685
16,056	Aspen Insurance Holdings Ltd., 7.40%	421,470
73,458	Hartford Financial Services Group, Inc. (The), 7.88%	2,297,766
73,458	MetLife, Inc., 4.00%, Series A	1,800,456
30,657	Principal Financial Group, Inc., 6.52%, Series B	779,301
49,007	Reinsurance Group of America, Inc., 6.20%	1,405,031

		9,903,821

	Multi-Utilities—0.7%
48,821	Integrys Energy Group, Inc., 6.00%	1,336,231

	Oil, Gas & Consumable Fuels—0.2%
21,782	Legacy Reserves LP, 8.00%, Series B	473,323

	Real Estate Investment Trusts—0.2%
14,376	Resource Capital Corp., 8.63%	332,661

	Total Preferred Stocks and Other Equity Interests (Cost $104,732,800)	105,895,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—42.0%
	Banks—12.9%
$1,320,000	BAC Capital Trust XIV, Series G	4.000%	09/29/49	$1,077,450
4,955,000	Goldman Sachs Capital II	4.000	12/29/49	3,889,675
2,555,000	JPMorgan Chase Capital XXI, Series U(b)	1.229	02/02/37	2,152,587
2,010,000	JPMorgan Chase Capital XXIII(b)	1.257	05/15/47	1,630,613
1,440,000	Mellon Capital IV, Series 1	4.000	06/29/49	1,234,800
2,410,000	State Street Capital Trust IV(b)	1.271	06/15/37	2,096,700
3,065,000	UBS Preferred Funding Trust V, Series 1 (Switzerland)	6.243	05/29/49	3,202,925
1,920,000	USB Capital IX	3.500	10/29/49	1,619,904
7,078,000	Wachovia Capital Trust III	5.570	03/29/49	7,060,305

				23,964,959

	Diversified Financial Services—6.3%
2,315,000	American Express Co.	6.800	09/01/66	2,439,431
2,495,000	GE Capital Trust I	6.375	11/15/67	2,732,025
5,035,000	General Electric Capital Corp., GMTN	6.375	11/15/67	5,513,325
1,400,000	Goldman Sachs Capital III, Series APEX	4.000	09/29/49	1,099,000

				11,783,781

	Electric—2.6%
2,125,000	Dominion Resources, Inc.	5.750	10/01/54	2,269,030
1,020,000	NextEra Energy Capital Holdings, Inc.	6.350	10/01/66	970,907
1,530,000	Wisconsin Energy Corp.	6.250	05/15/67	1,522,350

				4,762,287

	Hand/Machine Tools—0.7%
1,185,000	Stanley Black & Decker, Inc.	5.750	12/15/53	1,297,575

	Insurance—15.7%
2,415,000	Allstate Corp. (The)	5.750	08/15/53	2,638,387
500,000	Assured Guaranty US Holdings, Inc., Series A	6.400	12/15/66	426,250
3,090,000	Chubb Corp. (The)	6.375	03/29/67	3,294,713
700,000	Everest Reinsurance Holdings, Inc.	6.600	05/15/37	717,500
1,810,000	Genworth Holdings, Inc.	6.150	11/15/66	1,144,825
1,530,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/38	1,736,550
2,260,000	Lincoln National Corp.	7.000	05/17/66	2,169,600
1,580,000	Lincoln National Corp.	6.050	04/20/67	1,524,700
1,715,000	Prudential Financial, Inc.	8.875	06/15/38	2,023,700
2,835,000	Prudential Financial, Inc.	5.875	09/15/42	3,107,869
4,290,000	Prudential Financial, Inc.	5.625	06/15/43	4,601,025
1,400,000	Prudential Financial, Inc.	5.200	03/15/44	1,443,750
1,060,000	Reinsurance Group of America, Inc.	6.750	12/15/65	1,014,950
860,000	StanCorp Financial Group, Inc.	6.900	06/01/67	857,850
2,340,000	Voya Financial, Inc.	5.650	05/15/53	2,459,925

				29,161,594

	Pipelines—3.8%
1,700,000	Enterprise Products Operating LLC, Series A	8.375	08/01/66	1,806,250
2,090,000	Enterprise Products Operating LLC, Series B	7.034	01/15/68	2,272,875
3,085,000	TransCanada Pipelines Ltd. (Canada)	6.350	05/15/67	2,998,534

				7,077,659

	Total Corporate Bonds (Cost $78,222,577)			78,047,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.2%
283,141	Invesco Premier Portfolio—Institutional Class(c) (Cost $283,141)	$283,141

	Total Investments (Cost $183,238,518)—99.2%	184,226,828
	Other assets less liabilities—0.8%	1,490,880

	Net Assets—100.0%	$185,717,708

Investment Abbreviations:

GMTN—Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Variable rate coupon. Stated interest rate was in effect at April 30, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2015

(Unaudited)

Portfolio Composition State Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
California	11.6
Colorado	3.9
Florida	14.2
Illinois	3.5
Maryland	5.6
Michigan	6.5
New Hampshire	4.3
New York	14.2
Pennsylvania	5.4
Tennessee	12.4
Texas	8.2
Utah	5.4
Other States Less Than 3% Each	4.8
Other Assets Less Liabilities	(0.0)

Schedule of Investments

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b)—100.0%
	Ad Valorem Property Tax—8.8%
$3,000,000	City of New York (Remarketed) Sub-Ser. 94-B9 (LOC—JP Morgan Chase Bank N.A.)(c)	0.090%	08/15/23	$3,000,000
100,000	City of New York (Remarketed) Sub-Ser. 96-J3 (LOC—JP Morgan Chase Bank N.A.)(c)	0.090	02/15/16	100,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.700	11/15/26	5,000,000

				8,100,000

	College Revenue—18.7%
4,000,000	New Hampshire State Health & Education Facilities Auth. Rev. (Dartmouth College Issue) Ser. 02	0.100	06/01/32	4,000,000
2,700,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A (LOC—Citizens Bank of Rhode Island)(c)	0.200	04/01/35	2,700,000
6,000,000	University of Michigan Ser. 02	0.140	04/01/32	6,000,000
4,600,000	WACO Texas Educational Finance Corp. Rev. Ref. (Baylor University) Ser. 08A	0.100	02/01/32	4,600,000

				17,300,000

	Electric Power Revenue—8.8%
8,130,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC—Bank of America N.A.)(c)	0.110	06/01/26	8,130,000

	Highway Tolls Revenue—10.9%
3,825,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC—Sumitomo Mitsui Banking)(c)	0.110	04/01/47	3,825,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.310	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.310	01/01/17	1,400,000
3,000,000	Texas Transportation Commission Rev.(First Tier) Ser. 06B	0.340	04/01/26	3,000,000

				10,025,000

	Health, Hospital, Nursing Home Revenue—10.8%
5,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC—Bank of America N.A.)(c)	0.130	08/01/24	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

PowerShares VRDO Tax-Free Weekly Portfolio (PVI) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$5,000,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (University of Maryland Medical Systems) Ser. 07A (LOC—Wells Fargo Bank N.A.)(c)	0.120%	07/01/34	$5,000,000

				10,000,000

	Income Tax Revenue—4.3%
4,000,000	New York City Transitional Finance Auth. Rev. (Future Tax Secured) Sub-Ser. 99-B3	0.090	11/01/28	4,000,000

	Industrial Revenue—7.3%
5,000,000	Emery County Utah Poll Control Rev. Var. Ref. Pacificorp Project Ser. 91 (LOC—JP Morgan Chase Bank N.A.)(c)	0.100	07/01/15	5,000,000
1,700,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07 (LOC—Regions Bank)(c)	0.350	12/01/37	1,700,000

				6,700,000

	Lease Revenue—5.0%
4,600,000	Orange County Florida School Board COP Ser. 08C (LOC—Bank of America N.A.)(c)	0.140	08/01/25	4,600,000

	Miscellaneous Revenue—5.9%
200,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86 (LOC—Bayerische Landesbank)(c)	0.130	08/01/16	200,000
2,585,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99 (LOC—Bank of America N.A.)(c)	0.140	06/01/29	2,585,000
700,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95 (LOC - Bank of America N.A.)(c)	0.140	03/01/25	700,000
2,000,000	New York State Urban Development Corp. Rev. Ref. (CVS Contract) Ser. 08A-1 (LOC—Wells Fargo Bank N.A.)(c)	0.110	01/01/30	2,000,000

				5,485,000

	Miscellaneous Taxes—4.3%
4,000,000	Jacksonville Florida Transit Rev. Ser. 08A	0.120	10/01/32	4,000,000

	Multiple Utility Revenue—3.9%
3,560,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.320	11/01/36	3,560,000

	Sales Tax Revenue—9.2%
4,535,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.190	07/01/27	4,535,000
4,000,000	New York State Local Government Assistance Corp. Various Sub. Lien (Remarketed 08/03/09) Ser. 03-8V	0.090	04/01/19	4,000,000

				8,535,000

	Water Revenue—2.1%
1,900,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.110	07/01/37	1,900,000

	Total Investments (Cost $92,335,000)(d)—100.0%			92,335,000
	Other assets less liabilities—(0.0)%			(36,144)

	Net Assets—100.0%			$92,298,856

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

COP—Certificate of Participation

LOC—Letter of Credit

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Var.—Variable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

PowerShares VRDO Tax-Free Weekly Portfolio (PVI) (continued)

April 30, 2015

(Unaudited)

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at April 30, 2015.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	8.9%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Statements of Assets and Liabilities

April 30, 2015

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)	PowerShares CEF Income Composite Portfolio (PCEF)
Assets:
Unaffiliated investments, at value	$390,567,216	$760,286,256	$97,523,265	$685,039,114
Affiliated investments, at value	83,833	5,780,461	—	8,972,139

Total investments, at value	390,651,049	766,066,717	97,523,265	694,011,253
Cash	—	2,513,748	5,432,964	—
Foreign currencies, at value	—	—	—	—
Cash segregated as collateral	—	—	—	—
Receivables:
Dividends and interest	3,454,892	11,249,740	1,159,839	946,156
Investments sold	—	—	—	—
Foreign tax reclaims	—	—	—	—
Shares sold	—	3,019,536	—	4,823,687

Total Assets	394,105,941	782,849,741	104,116,068	699,781,096

Liabilities:
Due to custodian	—	—	—	649,226
Payables:
Collateral upon receipt of securities in-kind	—	—	—	—
Investments purchased	—	—	5,151,120	4,820,367
Accrued unitary management fees	81,225	180,770	22,884	278,909
Accrued expenses	—	—	—	—

Total Liabilities	81,225	180,770	5,174,004	5,748,502

Net Assets	$394,024,716	$782,668,971	$98,942,064	$694,032,594

Net Assets Consist of:
Shares of beneficial interest	$373,122,786	$713,636,108	$97,840,051	$702,165,015
Undistributed net investment income (loss)	(200,211)	(236,026)	(83,719)	480,493
Undistributed net realized gain (loss)	3,137,488	538,433	(1,884,983)	(11,867,675)
Net unrealized appreciation (depreciation)	17,964,653	68,730,456	3,070,715	3,254,761

Net Assets	$394,024,716	$782,668,971	$98,942,064	$694,032,594

Shares outstanding (unlimited amount authorized, $0.01 par value)	11,950,000	26,150,000	3,900,000	28,850,000
Net asset value	$32.97	$29.93	$25.37	$24.06

Market price	$32.99	$30.13	$25.52	$24.04

Unaffiliated investments, at cost	$372,602,563	$691,555,800	$94,452,550	$681,108,890

Affiliated investments, at cost	$83,833	$5,780,461	$—	$9,647,602

Total investments, at cost	$372,686,396	$697,336,261	$94,452,550	$690,756,492

Foreign currencies, at cost	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

$96,574,179	$2,459,924,883	$4,769,805	$684,641,214	$33,009,063
1,026,362	10,323,315	—	1,752,633	14,205

97,600,541	2,470,248,198	4,769,805	686,393,847	33,023,268
—	—	—	902,417	—
41,150	—	12,988	—	—
—	5,449,206	—	343,073	—

1,126,615	32,980,651	102,479	10,057,930	342,938
1,605,959	—	—	1,079,244	—
—	—	4,413	—	—
—	9,796,910	—	2,233,912	—

100,374,265	2,518,474,965	4,889,685	701,010,423	33,366,206

—	16,178	36,460	—	—

—	5,449,206	—	343,073	—
—	10,036,818	—	6,175,514	—
37,807	1,020,604	1,969	279,641	6,030
583	—	4,916	—	—

38,390	16,522,806	43,345	6,798,228	6,030

$100,335,875	$2,501,952,159	$4,846,340	$694,212,195	$33,360,176

$106,470,254	$2,598,067,842	$6,026,797	$700,636,460	$32,835,507
(20,795)	1,105,745	(6,674)	(175,891)	3,230
(3,507,498)	(64,935,207)	(267,205)	(10,594,185)	30,223
(2,606,086)	(32,286,221)	(906,578)	4,345,811	491,216

$100,335,875	$2,501,952,159	$4,846,340	$694,212,195	$33,360,176

4,100,000	87,000,000	250,001	36,400,000	1,300,000
$24.47	$28.76	$19.39	$19.07	$25.66

$24.36	$28.68	$19.25	$19.05	$25.60

$99,183,105	$2,492,211,104	$5,668,881	$680,295,403	$32,517,847

$1,026,362	$10,323,315	$—	$1,752,633	$14,205

$100,209,467	$2,502,534,419	$5,668,881	$682,048,036	$32,532,052

$41,080	$—	$13,528	$—	$—

85

Statements of Assets and Liabilities (continued)

April 30, 2015

(Unaudited)

	PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)	PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
Assets:
Unaffiliated investments, at value (a)	$29,602,855	$214,376,496	$7,421,289	$842,575,052
Affiliated investments, at value	1,307,528	470,604	45,496	—

Total investments, at value	30,910,383	214,847,100	7,466,785	842,575,052
Cash	1,842	—	—	31,030,104
Cash segregated as collateral	—	—	—	—
Receivables:
Dividends and interest	579,390	3,336,094	75,633	10,798,518
Investments sold	153,802	485,600	—	—
Foreign tax reclaims	—	89,804	—	—
Securities lending	—	—	—	—
Shares sold	—	—	—	—

Total Assets	31,645,417	218,758,598	7,542,418	884,403,674

Liabilities:
Due to custodian	—	—	—	—
Due to foreign custodian	—	75,111	—	—
Payables:
Collateral upon receipt of securities in-kind	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—
Investments purchased	963,730	493,680	—	3,971,345
Accrued unitary management fees	8,699	87,935	1,354	203,443

Total Liabilities	972,429	656,726	1,354	4,174,788

Net Assets	$30,672,988	$218,101,872	$7,541,064	$880,228,886

Net Assets Consist of:
Shares of beneficial interest	$32,592,158	$233,625,583	$7,519,136	$837,001,521
Undistributed net investment income (loss)	(13,995)	(61,523)	(887)	(316,692)
Undistributed net realized gain (loss)	(825,720)	(2,143,655)	3,135	(5,566,817)
Net unrealized appreciation (depreciation)	(1,079,455)	(13,318,533)	19,680	49,110,874

Net Assets	$30,672,988	$218,101,872	$7,541,064	$880,228,886

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000	8,050,000	300,000	35,000,000
Net asset value	$23.59	$27.09	$25.14	$25.15

Market price	$23.55	$27.20	$25.05	$25.19

Unaffiliated investments, at cost	$30,682,310	$227,605,092	$7,401,609	$793,464,178

Affiliated investments, at cost	$1,307,528	$470,604	$45,496	$—

Total investments, at cost	$31,989,838	$228,075,696	$7,447,105	$793,464,178

Foreign currencies, at cost	$—	$(72,652)	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)	PowerShares Preferred Portfolio (PGX)	PowerShares Variable Rate Preferred Portfolio (VRP)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

$46,950,861	$2,816,354,999	$183,943,687	$92,335,000
—	71,348,775	283,141	—

46,950,861	2,887,703,774	184,226,828	92,335,000
1,998,825	—	3,188	—
—	—	42,136	—

641,604	6,503,242	1,558,331	9,494
—	31,603,626	—	—
—	—	—	—
—	231,512	—	—
—	—	40,214	—

49,591,290	2,926,042,154	185,870,697	92,344,494

—	11,918,702	—	25,919
—	—	—	—

—	—	42,136	—
—	71,348,775	—	—
—	30,650,015	40,214	—
11,259	1,156,538	70,639	19,719

11,259	115,074,030	152,989	45,638

$49,580,031	$2,810,968,124	$185,717,708	$92,298,856

$48,450,579	$2,788,608,141	$184,886,022	$92,376,211
(21,230)	1,097,113	(38,933)	(77,351)
(1,344,974)	(46,571,964)	(117,691)	(4)
2,495,656	67,834,834	988,310	—

$49,580,031	$2,810,968,124	$185,717,708	$92,298,856

2,050,000	190,300,000	7,400,000	3,700,000
$24.19	$14.77	$25.10	$24.95

$24.30	$14.80	$25.15	$24.95

$44,455,205	$2,748,520,165	$182,955,377	$92,335,000

$—	$71,348,775	$283,141	$—

$44,455,205	$2,819,868,940	$183,238,518	$92,335,000

$—	$—	$—	$—

$—	$69,069,829	$—	$—

87

Statements of Operations

For the six months ended April 30, 2015

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)	PowerShares CEF Income Composite Portfolio (PCEF)
Investment Income:
Unaffiliated interest income	$4,201,189	$18,219,393	$1,470,279	$—
Unaffiliated dividend income	—	—	—	28,424,159
Affiliated dividend income	66	1,869	—	313,029
Foreign withholding tax	—	—	—	—

Total Income	4,201,255	18,221,262	1,470,279	28,737,188

Expenses:
Unitary management fees	434,909	1,055,221	114,746	1,619,270

Less: Waivers	(457)	(13,260)	—	(691)

Net Expenses	434,452	1,041,961	114,746	1,618,579

Net Investment Income	3,766,803	17,179,301	1,355,533	27,118,609

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(527,819)	822,961	—	(6,897,676)
In-kind redemptions	4,184,160	—	—	2,783,318
Distributions of underlying fund shares	—	—	—	579,436
Foreign currencies	—	—	—	—

Net realized gain (loss)	3,656,341	822,961	—	(3,534,922)

Change in net unrealized appreciation (depreciation) on:
Investment securities	4,158,364	656,137	(663,275)	(6,144,242)
Foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation)	4,158,364	656,137	(663,275)	(6,144,242)

Net realized and unrealized gain (loss)	7,814,705	1,479,098	(663,275)	(9,679,164)

Net increase (decrease) in net assets resulting from operations	$11,581,508	$18,658,399	$692,258	$17,439,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

$2,433,867	$65,614,978	$123,966	$14,673,164	$422,820
—	—	—	—	—
258	1,420	2	715	19
—	—	(5,905)	—	—

2,434,125	65,616,398	118,063	14,673,879	422,839

296,634	6,047,083	11,287	1,512,933	35,059

(1,718)	(9,640)	(12)	(4,701)	(137)

294,916	6,037,443	11,275	1,508,232	34,922

2,139,209	59,578,955	106,788	13,165,647	387,917

(1,752,817)	(44,836,099)	(33,991)	(3,132,306)	31,406
—	5,657,936	—	(1,612,119)	—
—	—	—	—	—
(1,166,634)	—	(6,961)	—	—

(2,919,451)	(39,178,163)	(40,952)	(4,744,425)	31,406

(1,321,091)	15,347,652	(193,902)	(642,225)	256,046
(5,658)	—	7,801	—	—

(1,326,749)	15,347,652	(186,101)	(642,225)	256,046

(4,246,200)	(23,830,511)	(227,053)	(5,386,650)	287,452

$(2,106,991)	$35,748,444	$(120,265)	$7,778,997	$675,369

89

Statements of Operations (continued)

For the six months ended April 30, 2015

(Unaudited)

	PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)	PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
Investment Income:
Unaffiliated interest income	$787,970	$3,343,223	$48,795	$16,160,878
Unaffiliated dividend income	—	—	—	—
Affiliated dividend income	87	93	10	—
Security lending income	—	—	—	—

Total Income	788,057	3,343,316	48,805	16,160,878

Expenses:
Unitary management fees	58,564	595,851	7,732	1,141,329

Less: Waivers	(591)	(533)	(68)	—

Net Expenses	57,973	595,318	7,664	1,141,329

Net Investment Income (Loss)	730,084	2,747,998	41,141	15,019,549

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(182,809)	(1,307,621)	3,122	14,230
In-kind redemptions	(256,761)	(410,275)	—	—
Foreign currencies	—	(420,341)	—	—

Net realized gain (loss)	(439,570)	(2,138,237)	3,122	14,230

Change in net unrealized appreciation (depreciation) on:
Investment securities	(417,383)	(13,471,435)	35,188	(2,090,848)
Foreign currencies	—	224,812	—	—

Net change in unrealized appreciation (depreciation)	(417,383)	(13,246,623)	35,188	(2,090,848)

Net realized and unrealized gain (loss)	(856,953)	(15,384,860)	38,310	(2,076,618)

Net increase (decrease) in net assets resulting from operations	$(126,869)	$(12,636,862)	$79,451	$12,942,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)	PowerShares Preferred Portfolio (PGX)	PowerShares Variable Rate Preferred Portfolio (VRP)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

$887,578	$—	$1,104,309	$53,221
—	82,041,268	2,399,019	—
—	755	53	—
—	1,902,239	—	—

887,578	83,944,262	3,503,381	53,221

66,653	6,378,174	323,898	129,324

—	(4,607)	(417)	—

66,653	6,373,567	323,481	129,324

820,925	77,570,695	3,179,900	(76,103)

(91,321)	38,392	(81,995)	—
—	5,028,205	—	—
—	—	—	—

(91,321)	5,066,597	(81,995)	—

(202,790)	25,690,418	1,670,483	—
—	—	—	—

(202,790)	25,690,418	1,670,483	—

(294,111)	30,757,015	1,588,488	—

$526,814	$108,327,710	$4,768,388	$(76,103)

91

Statements of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)		PowerShares Build America Bond Portfolio (BAB)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income	$3,766,803	$5,475,820	$17,179,301	$31,824,441
Net realized gain (loss)	3,656,341	1,117,394	822,961	2,581,255
Net change in unrealized appreciation (depreciation)	4,158,364	12,982,028	656,137	38,020,995

Net increase (decrease) in net assets resulting from operations	11,581,508	19,575,242	18,658,399	72,426,691

Distributions to Shareholders from:
Net investment income	(3,967,014)	(5,501,530)	(17,415,327)	(31,930,447)
Net realized gains	—	—	—	—
Return of capital	—	—	—	—

Total distributions to shareholders	(3,967,014)	(5,501,530)	(17,415,327)	(31,930,447)

Shareholder Transactions:
Proceeds from shares sold	138,674,593	136,734,300	101,438,068	54,008,366
Value of shares repurchased	(31,899,350)	(21,713,318)	(15,168,329)	(82,991,678)
Transaction fees	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	106,775,243	115,020,982	86,269,739	(28,983,312)

Increase (Decrease) in Net Assets	114,389,737	129,094,694	87,512,811	11,512,932

Net Assets:
Beginning of period	279,634,979	150,540,285	695,156,160	683,643,228

End of period	$394,024,716	$279,634,979	$782,668,971	$695,156,160

Undistributed net investment income (loss) at end of period	$(200,211)	$—	$(236,026)	$—

Changes in Shares Outstanding:
Shares sold	4,150,000	4,500,000	3,300,000	1,850,000
Shares repurchased	(950,000)	(700,000)	(500,000)	(3,000,000)
Shares outstanding, beginning of period	8,750,000	4,950,000	23,350,000	24,500,000

Shares outstanding, end of period	11,950,000	8,750,000	26,150,000	23,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)		PowerShares CEF Income Composite Portfolio (PCEF)		PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)		PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014

$1,355,533	$2,135,862	$27,118,609	$30,568,759	$2,139,209	$5,643,411	$59,578,955	$92,104,952
—	(1,432,271)	(3,534,922)	6,390,759	(2,919,451)	(1,228,076)	(39,178,163)	(5,443,258)
(663,275)	5,388,476	(6,144,242)	3,972,215	(1,326,749)	(2,475,949)	15,347,652	76,198,921

692,258	6,092,067	17,439,445	40,931,733	(2,106,991)	1,939,386	35,748,444	162,860,615

(1,439,252)	(2,135,862)	(26,638,116)	(38,959,577)	(2,160,004)	(4,855,352)	(58,473,210)	(92,433,582)
—	—	—	(3,892,854)	—	—	—	—
—	(35,235)	—	—	—	(741,356)	—	—

(1,439,252)	(2,171,097)	(26,638,116)	(42,852,431)	(2,160,004)	(5,596,708)	(58,473,210)	(92,433,582)

33,352,859	13,884,817	110,561,155	189,348,329	—	120,165,147	283,487,506	728,508,351
—	(12,878,472)	(27,242,410)	(37,303,822)	(62,159,046)	(58,155,138)	(188,222,031)	(377,799,613)
166,764	133,816	—	—	310,795	885,311	—	—

33,519,623	1,140,161	83,318,745	152,044,507	(61,848,251)	62,895,320	95,265,475	350,708,738

32,772,629	5,061,131	74,120,074	150,123,809	(66,115,246)	59,237,998	72,540,709	421,135,771

66,169,435	61,108,304	619,912,520	469,788,711	166,451,121	107,213,123	2,429,411,450	2,008,275,679

$98,942,064	$66,169,435	$694,032,594	$619,912,520	$100,335,875	$166,451,121	$2,501,952,159	$2,429,411,450

$(83,719)	$—	$480,493	$—	$(20,795)	$—	$1,105,745	$—

1,300,000	550,000	4,600,000	7,650,000	—	4,750,000	9,900,000	25,400,000
—	(550,000)	(1,150,000)	(1,500,000)	(2,550,000)	(2,350,001)	(6,600,000)	(13,600,000)
2,600,000	2,600,000	25,400,000	19,250,000	6,650,000	4,250,001	83,700,000	71,900,000

3,900,000	2,600,000	28,850,000	25,400,000	4,100,000	6,650,000	87,000,000	83,700,000

93

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)		PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income	$106,788	$204,135	$13,165,647	$27,513,065
Net realized gain (loss)	(40,952)	(213,490)	(4,744,425)	8,004,371
Net change in unrealized appreciation (depreciation)	(186,101)	(234,708)	(642,225)	(9,108,988)

Net increase (decrease) in net assets resulting from operations	(120,265)	(244,063)	7,778,997	26,408,448

Distributions to Shareholders from:
Net investment income	(113,462)	(39,619)	(13,341,538)	(27,591,578)
Net realized gains	—	—	—	—
Return of capital	—	(169,384)	—	—

Total distributions to shareholders	(113,462)	(209,003)	(13,341,538)	(27,591,578)

Shareholder Transactions:
Proceeds from shares sold	943,827	1,097,710	222,442,887	190,167,360
Value of shares repurchased	—	(1,042,935)	(88,438,391)	(244,643,297)
Transaction fees	4,719	6,300	—	—

Net increase (decrease) in net assets resulting from shares transactions	948,546	61,075	134,004,496	(54,475,937)

Increase (Decrease) in Net Assets	714,819	(391,991)	128,441,955	(55,659,067)

Net Assets:
Beginning of period	4,131,521	4,523,512	565,770,240	621,429,307

End of period	$4,846,340	$4,131,521	$694,212,195	$565,770,240

Undistributed net investment income (loss) at end of period	$(6,674)	$—	$(175,891)	$—

Changes in Shares Outstanding:
Shares sold	50,000	50,000	11,700,000	9,800,000
Shares repurchased	—	(50,000)	(4,700,000)	(12,700,000)
Shares outstanding, beginning of period	200,001	200,001	29,400,000	32,300,000

Shares outstanding, end of period	250,001	200,001	36,400,000	29,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)		PowerShares Global Short Term High Yield Bond Portfolio (PGHY)		PowerShares International Corporate Bond Portfolio (PICB)		PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014

$387,917	$701,644	$730,084	$1,254,836	$2,747,998	$5,532,065	$41,141	$7,364
31,406	(27,452)	(439,570)	(371,251)	(2,138,237)	733,390	3,122	13
256,046	330,371	(417,383)	(734,495)	(13,246,623)	(7,938,243)	35,188	(15,508)

675,369	1,004,563	(126,869)	149,090	(12,636,862)	(1,672,788)	79,451	(8,131)

(398,694)	(687,625)	(744,079)	(1,262,978)	(2,808,537)	(5,340,605)	(43,142)	(6,250)
—	(18,158)	—	—	—	(191,895)	—	—
—	—	—	(51,367)	—	—	—	—

(398,694)	(705,783)	(744,079)	(1,314,345)	(2,808,537)	(5,532,500)	(43,142)	(6,250)

2,545,126	5,082,256	—	23,651,095	7,085,663	136,165,187	1,248,273	6,270,863
—	(8,767,232)	(5,844,742)	(25)	(36,781,015)	(22,226,207)	—	—
—	—	—	—	9,996	162,657	—	—

2,545,126	(3,684,976)	(5,844,742)	23,651,070	(29,685,356)	114,101,637	1,248,273	6,270,863

2,821,801	(3,386,196)	(6,715,690)	22,485,815	(45,130,755)	106,896,349	1,284,582	6,256,482

30,538,375	33,924,571	37,388,678	14,902,863	263,232,627	156,336,278	6,256,482	—

$33,360,176	$30,538,375	$30,672,988	$37,388,678	$218,101,872	$263,232,627	$7,541,064	$6,256,482

$3,230	$14,007	$(13,995)	$—	$(61,523)	$(984)	$(887)	$1,114

100,000	200,000	—	950,000	250,000	4,600,000	49,999	250,001
—	(350,001)	(250,000)	(1)	(1,350,000)	(750,000)	—	—
1,200,000	1,350,001	1,550,000	600,001	9,150,000	5,300,000	250,001	—

1,300,000	1,200,000	1,300,000	1,550,000	8,050,000	9,150,000	300,000	250,001

95

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares National AMT-Free Municipal Bond Portfolio (PZA)		PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$15,019,549	$25,517,623	$820,925	$1,810,877
Net realized gain (loss)	14,230	(971,808)	(91,321)	(449,160)
Net change in unrealized appreciation (depreciation)	(2,090,848)	47,882,478	(202,790)	4,294,253

Net increase (decrease) in net assets resulting from operations	12,942,931	72,428,293	526,814	5,655,970

Distributions to Shareholders from:
Net investment income	(15,336,241)	(25,517,623)	(842,155)	(1,810,877)
Return of capital	—	(378,681)	—	(20,357)

Total distributions to shareholders	(15,336,241)	(25,896,304)	(842,155)	(1,831,234)

Shareholder Transactions:
Proceeds from shares sold	144,791,841	162,602,936	2,445,538	—
Value of shares repurchased	(2,524,094)	(34,689,540)	—	(5,578,672)
Transaction fees	368,289	943,156	—	—

Net increase (decrease) in net assets resulting from shares transactions	142,636,036	128,856,552	2,445,538	(5,578,672)

Increase (Decrease) in Net Assets	140,242,726	175,388,541	2,130,197	(1,753,936)

Net Assets:
Beginning of period	739,986,160	564,597,619	47,449,834	49,203,770

End of period	$880,228,886	$739,986,160	$49,580,031	$47,449,834

Undistributed net investment income (loss) at end of period	$(316,692)	$—	$(21,230)	$—

Changes in Shares Outstanding:
Shares sold	5,700,000	6,650,000	100,000	—
Shares repurchased	(100,000)	(1,500,000)	—	(250,000)
Shares outstanding, beginning of period	29,400,000	24,250,000	1,950,000	2,200,000

Shares outstanding, end of period	35,000,000	29,400,000	2,050,000	1,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

PowerShares Preferred Portfolio (PGX)		PowerShares Variable Rate Preferred Portfolio (VRP)		PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014

$77,570,695	$132,458,152	$3,179,900	$1,051,191	$(76,103)	$(172,026)
5,066,597	6,157,753	(81,995)	(35,696)	—	(4)
25,690,418	107,740,949	1,670,483	(682,173)	—	—

108,327,710	246,356,854	4,768,388	333,322	(76,103)	(172,030)

(76,514,258)	(132,194,912)	(3,218,833)	(1,051,191)	(1,248)	—
—	—	—	(70,809)	—	(7,525)

(76,514,258)	(132,194,912)	(3,218,833)	(1,122,000)	(1,248)	(7,525)

600,325,637	326,112,522	92,218,169	92,738,687	—	9,996,327
(85,929,353)	(282,546,626)	—	(25)	(26,203,907)	(84,936,246)
—	—	—	—	—	—

514,396,284	43,565,896	92,218,169	92,738,662	(26,203,907)	(74,939,919)

546,209,736	157,727,838	93,767,724	91,949,984	(26,281,258)	(75,119,474)

2,264,758,388	2,107,030,550	91,949,984	—	118,580,114	193,699,588

$2,810,968,124	$2,264,758,388	$185,717,708	$91,949,984	$92,298,856	$118,580,114

$1,097,113	$40,676	$(38,933)	$—	$(77,351)	$—

40,700,000	22,700,000	3,700,000	3,700,001	—	400,000
(5,800,000)	(20,250,000)	—	(1)	(1,050,000)	(3,400,000)
155,400,000	152,950,000	3,700,000	—	4,750,000	7,750,000

190,300,000	155,400,000	7,400,000	3,700,000	3,700,000	4,750,000

97

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$31.96		$30.41	$32.96		$31.40	$29.24	$27.58
Net investment income(a)	0.36		0.76	0.74		0.76	0.81	0.87
Net realized and unrealized gain (loss) on investments	1.02		1.54	(2.55)		1.59	2.26	1.79
Total from investment operations	1.38		2.30	(1.81)		2.35	3.07	2.66
Distributions to shareholders from:
Net investment income	(0.37)		(0.75)	(0.74)		(0.79)	(0.79)	(0.87)
Net realized gains	—		—	(0.00	)(b)	—	—	—
Return of capital	—		—	—		—	(0.12)	(0.13)
Total distributions	(0.37)		(0.75)	(0.74)		(0.79)	(0.91)	(1.00)
Net asset value at end of period	$32.97		$31.96	$30.41		$32.96	$31.40	$29.24
Market price at end of period(c)	$32.99		$31.97	$30.40		$32.92	$31.54	$29.23
Net Asset Value Total Return(d)	4.33%		7.71%	(5.55)%		7.56%	10.86%	9.91%
Market Price Total Return(d)	4.35%		7.77%	(5.47)%		6.94%	11.38%	9.84%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$394,025		$279,635	$150,540		$166,458	$260,646	$76,024
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%	0.25%		0.25%	0.25%	0.25%
Net investment income	2.17	%(e)	2.47%	2.33%		2.34%	2.82%	3.12%
Portfolio turnover rate(f)	6%		5%	5%		4%	4%	1%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Build America Bond Portfolio (BAB)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,					For the Period November 16, 2009(a) Through October 31, 2010
			2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$29.77		$27.90	$30.19	$28.16	$26.13		$24.90
Net investment income(b)	0.68		1.40	1.42	1.45	1.49		1.30
Net realized and unrealized gain (loss) on investments	0.17		1.87	(2.29)	2.06	2.03		1.17
Total from investment operations	0.85		3.27	(0.87)	3.51	3.52		2.47
Distributions to shareholders from:
Net investment income	(0.69)		(1.40)	(1.42)	(1.48)	(1.49)		(1.22)
Return of capital	—		—	—	—	(0.00	)(c)	(0.02)
Total distributions	(0.69)		(1.40)	(1.42)	(1.48)	(1.49)		(1.24)
Net asset value at end of period	$29.93		$29.77	$27.90	$30.19	$28.16		$26.13
Market price at end of period(d)	$30.13		$29.76	$27.79	$30.16	$28.18		$26.16
Net Asset Value Total Return(e)	2.86%		12.03%	(3.00)%	12.74%	14.10%		10.16	%(f)
Market Price Total Return(e)	3.57%		12.44%	(3.28)%	12.54%	14.04%		10.29	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$782,669		$695,156	$683,643	$1,070,328	$664,596		$569,606
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(g)	0.27%	0.28%	0.28%	0.28%		0.28	%(g)
Expenses, prior to Waivers	0.28	%(g)	0 .28%	0.28%	0.31%	0.35%		0.35	%(g)
Net investment income, after Waivers	4.56	%(g)	4.86%	4.80%	4.92%	5.68%		5.42	%(g)
Portfolio turnover rate(h)	2%		7%	5%	2%	15%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (November 17, 2009, the first day of trading on the exchange) to October 31, 2010 was 10.34%. The market price total return from Fund Inception to October 31, 2010 was 10.06%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights (continued)

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$25.45		$23.50	$25.34		$23.80	$24.24	$23.50
Net investment income(a)	0.42		0.97	0.91		0.99	1.03	1.03
Net realized and unrealized gain (loss) on investments	(0.10)		1.91	(1.84)		1.54	(0.40)	0.78
Total from investment operations	0.32		2.88	(0.93)		2.53	0.63	1.81
Distributions to shareholders from:
Net investment income	(0.45)		(0.97)	(0.91)		(0.99)	(1.07)	(1.07)
Return of capital	—		(0.02)	(0.00	)(b)	—	—	—
Total distributions	(0.45)		(0.99)	(0.91)		(0.99)	(1.07)	(1.07)
Transaction fee(a)	0.05		0.06	—		—	—	—
Net asset value at end of period	$25.37		$25.45	$23.50		$25.34	$23.80	$24.24
Market price at end of period(c)	$25.52		$25.61	$23.42		$25.34	$23.80	$24.24
Net Asset Value Total Return(d)	1.43%		12.75%	(3.74)%		10.83%	2.90%	7.91%
Market Price Total Return(d)	1.39%		13.84%	(4.06)%		10.83%	2.90%	8.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$98,942		$66,169	$61,108		$63,338	$36,884	$43,640
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.26%	0.30%		0.28%	0.28%	0.28%
Expenses, prior to Waivers	0.28	%(e)	0.26%	0.30%		0.31%	0.35%	0.35%
Net investment income, after Waivers	3.31	%(e)	3.95%	3.70%		3.98%	4.52%	4.31%
Portfolio turnover rate(f)	0%		28%	1%		6%	33%	8%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights (continued)

PowerShares CEF Income Composite Portfolio (PCEF)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				For the Period February 16, 2010(a) Through October 31, 2010
			2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$24.41		$24.40	$25.47	$23.84	$26.16	$25.00
Net investment income(b)	0.99		1.36	1.21	1.40	1.27	1.03
Net realized and unrealized gain (loss) on investments	(0.37)		0.58	(0.31)	4.28	(1.57)	1.58
Total from investment operations	0.62		1.94	0.90	5.68	(0.30)	2.61
Distributions to shareholders from:
Net investment income	(0.97)		(1.75)	(1.49)	(3.83)	(1.39)	(0.98)
Net realized gains	—		(0.18)	—	—	—	—
Return of capital	—		—	(0.48)	(0.22)	(0.63)	(0.47)
Total distributions	(0.97)		(1.93)	(1.97)	(4.05)	(2.02)	(1.45)
Net asset value at end of period	$24.06		$24.41	$24.40	$25.47	$23.84	$26.16
Market price at end of period(c)	$24.04		$24.42	$24.40	$25.52	$23.86	$26.18
Net Asset Value Total Return(d)	2.67%		8.23%	3.64%	16.20%	(1.26)%	10.78	%(e)
Market Price Total Return(d)	2.54%		8.27%	3.43%	16.32%	(1.26)%	10.81	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$694,033		$619,913	$469,789	$369,266	$244,408	$166,094
Ratio to average net assets of:
Expenses(f)	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.50	%(g)
Net investment income	8.37	%(g)	5.54%	4.82%	5.67%	5.04%	5.90	%(g)
Portfolio turnover rate(h)	9%		19%	33%	22%	32%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 19, 2010, the first day of trading on the exchange) to October 31, 2010 was 9.81%. The market price total return from Fund Inception to October 31, 2010 was 9.76%.
(f)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Financial Highlights (continued)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				For the Period September 22, 2011(a) Through October 31, 2011
			2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.03		$25.23	$24.42	$23.57		$24.42
Net investment income(b)	0.40		0.81	0.82	0.77		0.09
Net realized and unrealized gain (loss) on investments	(0.62)		(0.34)	0.59	0.77		(0.94)
Total from investment operations	(0.22)		0.47	1.41	1.54		(0.85)
Distributions to shareholders from:
Net investment income	(0.40)		(0.69)	(0.82)	(0.81)		—
Return of capital	—		(0.11)	—	(0.02)		—
Total distributions	(0.40)		(0.80)	(0.82)	(0.83)		—
Transaction fees(b)	0.06		0.13	0.22	0.14		—
Net asset value at end of period	$24.47		$25.03	$25.23	$24.42		$23.57
Market price at end of period(c)	$24.36		$24.88	$25.41	$24.57		$23.72
Net Asset Value Total Return(d)	(0.63)%		2.45%	6.77%	7.26%		(3.48	)%(e)
Market Price Total Return(d)	(0.47)%		1.12%	6.85%	7.21%		(2.87	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$100,336		$166,451	$107,213	$17,093		$3,536
Ratio to average net assets of:
Expenses	0.45	%(f)	0.45%	0.45%	0.45	%(g)	0.45	%(f)
Net investment income	3.25	%(f)	3.24%	3.30%	3.21%		3.46	%(f)
Portfolio turnover rate(h)	0%		34%	25%	12%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 23, 2011, the first day of trading on the exchange) to October 31, 2011 was (1.38)%. The market price total return from Fund Inception to October 31, 2011, was (4.51)%.
(f)	Annualized.
(g)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$29.03		$27.93	$31.00	$27.42	$28.25	$25.60
Net investment income(a)	0.70		1.28	1.30	1.44	1.42	1.54
Net realized and unrealized gain (loss) on investments	(0.29)		1.10	(3.08)	3.60	(0.76)	2.72
Total from investment operations	0.41		2.38	(1.78)	5.04	0.66	4.26
Distributions to shareholders from:
Net investment income	(0.68)		(1.28)	(1.29)	(1.46)	(1.43)	(1.57)
Return of capital	—		—	—	—	(0.06)	(0.04)
Total distributions	(0.68)		(1.28)	(1.29)	(1.46)	(1.49)	(1.61)
Net asset value at end of period	$28.76		$29.03	$27.93	$31.00	$27.42	$28.25
Market price at end of period(b)	$28.68		$29.08	$27.92	$31.11	$27.45	$28.28
Net Asset Value Total Return(c)	1.48%		8.77%	(5.85)%	19.02%	2.60%	17.31%
Market Price Total Return(c)	1.04%		9.00%	(6.22)%	19.30%	2.60%	16.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,501,952		$2,429,411	$2,008,276	$2,808,786	$1,319,124	$1,002,915
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.93	%(d)	4.52%	4.37%	5.03%	5.28%	5.86%
Portfolio turnover rate(e)	22%		14%	9%	4%	4%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Financial Highlights (continued)

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	For the Period May 6, 2013(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$20.66		$22.62	$25.00
Net investment income(b)	0.45		0.94	0.44
Net realized and unrealized gain (loss) on investments	(1.25)		(1.96)	(2.56)
Total from investment operations	(0.80)		(1.02)	(2.12)
Distributions to shareholders from:
Net investment income	(0.49)		(0.18)	—
Return of capital	—		(0.79)	(0.46)
Total distributions	(0.49)		(0.97)	(0.46)
Transaction fees(b)	0.02		0.03	0.03
Net increase from payments from service providers	—		—	0.17
Net asset value at end of period	$19.39		$20.66	$22.62
Market price at end of period(c)	$19.25		$20.78	$22.59
Net Asset Value Total Return(d)	(3.72)%		(4.48)%	(7.65	)%(e)(f)
Market Price Total Return(d)	(5.01)%		(3.81)%	(7.77	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,846		$4,132	$4,524
Ratio to average net assets of:
Expenses	0.50	%(g)	0.50%	0.50	%(g)
Net investment income	4.73	%(g)	4.38%	3.99	%(g)
Portfolio turnover rate(h)	3%		23%	56%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 9, 2013, the first day of trading on the exchange) to October 31, 2013 was (7.65)%. The market price total return from Fund Inception to October 31, 2013 was (8.32)%.
(f)	Amount includes the effect of the payments from service providers related to the economic impact of a transaction. Had the payments not been made, the net asset value total return would have been (8.34)%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$19.24		$19.24		$19.19	$18.22	$18.49	$17.54
Net investment income(a)	0.41		0.85		0.90	0.98	1.03	1.39
Net realized and unrealized gain (loss) on investments	(0.16)		(0.00	)(b)	0.05	0.97	(0.16)	1.03
Total from investment operations	0.25		0.85		0.95	1.95	0.87	2.42
Distributions to shareholders from:
Net investment income	(0.42)		(0.85)		(0.90)	(0.98)	(1.07)	(1.47)
Return of capital	—		—		—	—	(0.07)	—
Total distributions	(0.42)		(0.85)		(0.90)	(0.98)	(1.14)	(1.47)
Net asset value at end of period	$19.07		$19.24		$19.24	$19.19	$18.22	$18.49
Market price at end of period(c)	$19.05		$19.19		$19.26	$19.17	$18.21	$18.50
Net Asset Value Total Return(d)	1.33%		4.49%		5.06%	11.02%	4.85%	14.47%
Market Price Total Return(d)	1.48%		4.12%		5.29%	10.95%	4.72%	14.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$694,212		$565,770		$621,429	$838,586	$566,731	$391,893
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%		0.50%	0.50%	0.50%	0.50%
Net investment income	4.35	%(e)	4.37%		4.66%	5.26%	5.63%	7.89%
Portfolio turnover rate(f)	8%		20%		23%	21%	27%	33%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Financial Highlights (continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			For the Period September 12, 2011(a) Through October 31, 2011
			2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.45		$25.13	$25.83	$24.79	$24.85
Net investment income(b)	0.31		0.62	0.54	0.56	0.07
Net realized and unrealized gain (loss) on investments	0.22		0.31	(0.69)	1.11	(0.13)
Total from investment operations	0.53		0.93	(0.15)	1.67	(0.06)
Distributions to shareholders from:
Net investment income	(0.32)		(0.60)	(0.55)	(0.63)	—
Net realized gains	—		(0.01)	—	—	—
Total distributions	(0.32)		(0.61)	(0.55)	(0.63)	—
Net asset value at end of period	$25.66		$25.45	$25.13	$25.83	$24.79
Market price at end of period(c)	$25.60		$25.47	$25.12	$25.85	$25.25
Net Asset Value Total Return(d)	2.09%		3.75%	(0.57)%	6.85%	(0.24	)%(e)
Market Price Total Return(d)	1.77%		3.88%	(0.68)%	4.97%	1.61	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$33,360		$30,538	$33,925	$30,994	$4,958
Ratio to average net assets of:
Expenses	0.22	%(f)	0.22%	0.22%	0.22%	0.22	%(f)
Net investment income	2.43	%(f)	2.43%	2.15%	2.23%	2.39	%(f)
Portfolio turnover rate(g)	9%		9%	20%	1%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2011, the first day of trading on the exchange) to October 31, 2011 was 0.40%. The market price total return from Fund Inception to October 31, 2011 was 2.43%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	For the Period June 17, 2013(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$24.12		$24.84	$24.70
Net investment income(b)	0.51		0.99	0.34
Net realized and unrealized gain (loss) on investments	(0.52)		(0.67)	0.10
Total from investment operations	(0.01)		0.32	0.44
Distributions to shareholders from:
Net investment income	(0.52)		(1.00)	(0.30)
Return of capital	—		(0.04)	—
Total distributions	(0.52)		(1.04)	(0.30)
Net asset value at end of period	$23.59		$24.12	$24.84
Market price at end of period(c)	$23.55		$24.04	$25.06
Net Asset Value Total Return(d)	(0.01)%		1.27%	1.78	%(e)
Market Price Total Return(d)	0.15%		0.04%	2.67	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,673		$37,389	$14,903
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.35	%(f)
Net investment income	4.36	%(f)	4.03%	3.71	%(f)
Portfolio turnover rate(g)	27%		29%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 20, 2013, the first day of trading on the exchange) to October 31, 2013 was 2.82%. The market price total return from Fund Inception to October 31, 2013 was 4.02%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Financial Highlights (continued)

PowerShares International Corporate Bond Portfolio (PICB)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				For the Period June 1, 2010(a) Through October 31, 2010
			2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$28.77		$29.50	$28.94	$27.92	$28.29	$25.00
Net investment income(b)	0.32		0.77	0.86	0.93	0.95	0.17
Net realized and unrealized gain (loss) on investments	(1.68)		(0.75)	0.49	0.99	(0.29)	3.49
Total from investment operations	(1.36)		0.02	1.35	1.92	0.66	3.66
Distributions to shareholders from:
Net investment income	(0.32)		(0.74)	(0.69)	(0.89)	(0.87)	—
Net realized gains	—		(0.03)	—	—	—	—
Return of capital	—		—	(0.13)	(0.04)	(0.16)	(0.37)
Total distributions	(0.32)		(0.77)	(0.82)	(0.93)	(1.03)	(0.37)
Transaction fees(b)	0.00	(c)	0.02	0.03	0.03	—	—
Net asset value at end of period	$27.09		$28.77	$29.50	$28.94	$27.92	$28.29
Market price at end of period(d)	$27.20		$28.77	$29.55	$29.07	$27.67	$28.42
Net Asset Value Total Return(e)	(4.73)%		0.09%	4.88%	7.28%	2.45%	14.75	%(f)
Market Price Total Return(e)	(4.34)%		(0.08)%	4.59%	8.72%	1.04%	15.28	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$218,102		$263,233	$156,336	$131,675	$79,559	$33,944
Ratio to average net assets of:
Expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.50	%(g)
Net investment income	2.31	%(g)	2.57%	2.99%	3.39%	3.48%	2.53	%(g)
Portfolio turnover rate(h)	4%		17%	27%	12%	12%	14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (June 3, 2010, the first day trading on the exchange) to October 31, 2010 was 15.54%. The market price total return from Fund Inception to October 31, 2010 was 15.27%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Financial Highlights (continued)

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

	Six Months Ended April 30, 2015 (Unaudited)		For the Period September 8, 2014(a) Through October 31, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$25.03		$25.07
Net investment income(b)	0.15		0.03
Net realized and unrealized gain (loss) on investments	0.11		(0.04)
Total from investment operations	0.26		(0.01)
Distribution to shareholders from:
Net investment income	(0.15)		(0.03)
Net asset value at end of period	$25.14		$25.03
Market price at end of period(c)	$25.05		$25.04
Net Asset Value Total Return(d)	1.05%		(0.06	)%(e)
Market Price Total Return(d)	0.65%		(0.02	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,541		$6,256
Ratio to average net assets of:
Expenses	0.22	%(f)	0.22	%(f)
Net investment income	1.17	%(f)	0.96	%(f)
Portfolio turnover rate(g)	3%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 10, 2014, the first day trading on the exchange) to October 31, 2014 was 0.22%. The market price total return from Fund Inception to October 31, 2014 was 0.26%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$25.17		$23.28	$25.74		$23.97	$24.28	$23.61
Net investment income(a)	0.46		1.00	0.98		1.05	1.08	1.07
Net realized and unrealized gain (loss) on investments	(0.02)		1.87	(2.46)		1.78	(0.28)	0.70
Total from investment operations	0.44		2.87	(1.48)		2.83	0.80	1.77
Distributions to shareholders from:
Net investment income	(0.47)		(1.01)	(0.98)		(1.06)	(1.11)	(1.10)
Return of capital	—		(0.01)	(0.00	)(b)	—	—	—
Total distributions	(0.47)		(1.02)	(0.98)		(1.06)	(1.11)	(1.10)
Transaction fees(a)	0.01		0.04	—		—	—	—
Net asset value at end of period	$25.15		$25.17	$23.28		$25.74	$23.97	$24.28
Market price at end of period(c)	$25.19		$25.25	$23.23		$25.79	$23.98	$24.29
Net Asset Value Total Return(d)	1.80%		12.77%	(5.90)%		12.02%	3.63%	7.70%
Market Price Total Return(d)	1.64%		13.35%	(6.27)%		12.18%	3.63%	7.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$880,229		$739,986	$564,598		$933,177	$535,671	$658,066
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%	0.28%		0.28%	0.28%	0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%	0.28%		0.31%	0.35%	0.35%
Net investment income, after Waivers	3.68	%(e)	4.13%	3.93%		4.18%	4.72%	4.47%
Portfolio turnover rate(f)	1%		15%	12%		15%	17%	8%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Financial Highlights (continued)

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013		2012		2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$24.33		$22.37	$24.82		$23.49		$23.83	$22.94
Net investment income(a)	0.42		0.92	0.92		0.98		1.00	1.03
Net realized and unrealized gain (loss) on investments	(0.13)		1.96	(2.45)		1.33		(0.30)	0.92
Total from investment operations	0.29		2.88	(1.53)		2.31		0.70	1.95
Distributions to shareholders from:
Net investment income	(0.43)		(0.91)	(0.92)		(0.98)		(1.04)	(1.06)
Return of capital	—		(0.01)	(0.00	)(b)	(0.00	)(b)	—	—
Total distributions	(0.43)		(0.92)	(0.92)		(0.98)		(1.04)	(1.06)
Net asset value at end of period	$24.19		$24.33	$22.37		$24.82		$23.49	$23.83
Market price at end of period(c)	$24.30		$24.22	$22.28		$24.86		$23.45	$23.83
Net Asset Value Total Return(d)	1.19%		13.16%	(6.32)%		10.02%		3.24%	8.71%
Market Price Total Return(d)	2.11%		13.11%	(6.83)%		10.38%		3.07%	8.81%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,580		$47,450	$49,204		$71,983		$37,584	$41,698
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.26%	0.30%		0.28%		0.28%	0.28%
Expenses, prior to Waivers	0.28	%(e)	0.26%	0.31%		0.31%		0.35%	0.35%
Net investment income, after Waivers	3.45	%(e)	3.92%	3.84%		4.02%		4.41%	4.42%
Portfolio turnover rate(f)	12%		18%	20%		0%		37%	3%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Preferred Portfolio (PGX)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$14.57		$13.78	$14.82	$13.96	$14.28	$13.01
Net investment income(a)	0.44		0.88	0.91	0.94	0.95	0.92
Net realized and unrealized gain (loss) on investments	0.20		0.79	(1.03)	0.86	(0.32)	1.36
Total from investment operations	0.64		1.67	(0.12)	1.80	0.63	2.28
Distributions to shareholders from:
Net investment income	(0.44)		(0.88)	(0.92)	(0.94)	(0.95)	(0.99)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.44)		(0.88)	(0.92)	(0.94)	(0.95)	(1.01)
Net asset value at end of period	$14.77		$14.57	$13.78	$14.82	$13.96	$14.28
Market price at end of period(b)	$14.80		$14.62	$13.79	$14.84	$14.00	$14.29
Net Asset Value Total Return(c)	4.43%		12.51%	(0.88)%	13.37%	4.53%	18.08%
Market Price Total Return(c)	4.28%		12.81%	(0.95)%	13.18%	4.75%	17.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,810,968		$2,264,758	$2,107,031	$2,081,189	$1,395,458	$1,345,981
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.08	%(d)	6.21%	6.27%	6.52%	6.70%	6.66%
Portfolio turnover rate(e)	6%		13%	29%	29%	30%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Financial Highlights (continued)

PowerShares Variable Rate Preferred Portfolio (VRP)

	Six Months Ended April 30, 2015 (Unaudited)		For the Period April 28, 2014(a) Through October 31, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.85		$24.87
Net investment income(b)	0.60		0.60
Net realized and unrealized gain (loss) on investments	0.26		(0.08)
Total from investment operations	0.86		0.52
Distributions to shareholders from:
Net investment income	(0.61)		(0.51)
Return of capital	—		(0.03)
Total distributions	(0.61)		(0.54)
Net asset value at end of period	$25.10		$24.85
Market price at end of period(c)	$25.15		$24.92
Net Asset Value Total Return(d)	3.51%		2.09	%(e)
Market Price Total Return(d)	3.41%		2.38	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$185,718		$91,950
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50	%(f)
Net investment income	4.91	%(f)	4.79	%(f)
Portfolio turnover rate(g)	6%		6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 1, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.93%. The market price total return from Fund Inception to October 31, 2014 was 2.01%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$24.96		$24.99		$25.00		$25.00	$25.00	$25.00
Net investment income(a)	(0.02)		(0.02)		0.01		0.06	0.14	0.07
Net realized and unrealized gain (loss) on investments	0.01		(0.01)		(0.01)		—	—	—
Total from investment operations	(0.01)		(0.03)		—		0.06	0.14	0.07
Distributions to shareholders from:
Net investment income	(0.00	)(b)	—		(0.01)		(0.06)	(0.14)	(0.07)
Return of capital	—		(0.00	)(b)	(0.00	)(b)	—	—	—
Total distributions	(0.00	)(b)	(0.00	)(b)	(0.01)		(0.06)	(0.14)	(0.07)
Net asset value at end of period	$24.95		$24.96		$24.99		$25.00	$25.00	$25.00
Market price at end of period(c)	$24.95		$24.97		$24.99		$24.99	$25.00	$25.00
Net Asset Value Total Return(d)	(0.04)%		(0.12)%		(0.00	)%(e)	0.23%	0.55%	0.31%
Market Price Total Return(d)	(0.08)%		(0.08)%		0.04%		0.18%	0.55%	0.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$92,299		$118,580		$193,700		$317,449	$427,502	$637,413
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%		0.25%		0.25%	0.25%	0.25%
Net investment income	(0.15	)%(f)	(0.11)%		0.03%		0.22%	0.57%	0.29%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Amount represents less than 0.005%.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2015, the Trust offered sixty portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio (PLW)	“1-30 Laddered Treasury Portfolio”
PowerShares Build America Bond Portfolio (BAB)	“Build America Bond Portfolio”
PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)	“California AMT-Free Municipal Bond Portfolio”
PowerShares CEF Income Composite Portfolio (PCEF)	“CEF Income Composite Portfolio”
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	“Chinese Yuan Dim Sum Bond Portfolio”
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	“Emerging Markets Sovereign Debt Portfolio”
PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)	“Fundamental Emerging Markets Local Debt Portfolio”
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	“Fundamental High Yield® Corporate Bond Portfolio”
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	“Fundamental Investment Grade Corporate Bond Portfolio”
PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	“Global Short Term High Yield Bond Portfolio”
PowerShares International Corporate Bond Portfolio (PICB)	“International Corporate Bond Portfolio”
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)	“LadderRite 0-5 Year Corporate Bond Portfolio”
PowerShares National AMT-Free Municipal Bond Portfolio (PZA)	“National AMT-Free Municipal Bond Portfolio”
PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)	“New York AMT-Free Municipal Bond Portfolio”
PowerShares Preferred Portfolio (PGX)	“Preferred Portfolio”
PowerShares Variable Rate Preferred Portfolio (VRP)	“Variable Rate Preferred Portfolio”
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)	“VRDO Tax-Free Weekly Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of LadderRite 0-5 Year Corporate Bond Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, LadderRite 0-5 Year Corporate Bond Portfolio, Preferred Portfolio and Variable Rate Preferred Portfolio are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, International Corporate Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
1-30 Laddered Treasury Portfolio	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index
Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index
California AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch California Long-Term Core Plus Municipal Securities Index
CEF Income Composite Portfolio	S-Network Composite Closed-End Fund IndexSM
Chinese Yuan Dim Sum Bond Portfolio	Citi Custom Dim Sum (Offshore CNY) Bond Index

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Fund	Underlying Index
Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index
Fundamental Emerging Markets Local Debt Portfolio	Citi RAFI Bonds Sovereign Emerging Markets Extended Local Currency Index
Fundamental High Yield® Corporate Bond Portfolio	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond Portfolio	RAFI® Bonds U.S. Investment Grade 1-10 Index
Global Short Term High Yield Bond Portfolio	DB Global Short Maturity High Yield Bond Index
International Corporate Bond Portfolio	S&P International Corporate Bond Index®
LadderRite 0-5 Year Corporate Bond Portfolio	NASDAQ LadderRite® 0-5 Year USD Corporate Bond Index
National AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch New York Long-Term Core Plus Municipal Securities Index
Preferred Portfolio	The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index
Variable Rate Preferred Portfolio	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index
VRDO Tax-Free Weekly Portfolio	Bloomberg US Municipal AMT-Free Weekly VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”) of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have

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affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Funds’ transaction costs.

Fixed-Income Securities Risk. Each Fund, except for CEF Income Composite Portfolio and Variable Rate Preferred Portfolio, invests in fixed-income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Industry or Geographic Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector, or, in a specific country or geographic region. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry, sector, country or region, each Fund will also concentrate its investments to approximately the same extent. By so concentrating its investments, a Fund may face more risks than if it were diversified broadly over numerous industries, sectors, countries or geographic

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regions. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV. Also, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact such Fund’s investments in the affected country or region.

Non-Diversified Fund Risk. Each Fund (except for Build America Bond Portfolio, CEF Income Composite Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, International Corporate Bond Portfolio, National AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. To the extent that a Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Each Fund’s (except for 1-30 Laddered Treasury Portfolio and CEF Income Composite Portfolio) use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, International Corporate Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio currently effect creations and redemptions principally for cash, rather than primarily in-kind, because of the nature of the Funds’ investments. As such, investments in such Funds’ Shares may be less tax efficient than investments in conventional ETFs.

Foreign Investment Risk. Investments in the securities of non-U.S issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be exacerbated in emerging market countries. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Fund of Funds Risk. Because CEF Income Composite Portfolio is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise its Underlying Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in its Underlying Index may be out of favor and underperform other segments.

Global Bonds Risk. Chinese Yuan Dim Sum Bond Portfolio, Emerging Markets Sovereign Debt Portfolio, Global Short Term High Yield Bond Portfolio and International Corporate Bond Portfolio invest in global bonds. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

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Municipal Securities Risk. Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There also may be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Funds to value accurately than securities of public corporations. Since these Funds invest a significant portion of their portfolios in municipal securities, the Funds’ portfolios may have greater exposure to liquidity risk than funds that invest in non-municipal securities.

Sovereign Debt Risk. For Chinese Yuan Dim Sum Bond Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental Emerging Markets Local Debt Portfolio and Global Short Term High Yield Bond Portfolio, risks of sovereign debt include the relative size of the debt burden to the economy as a whole and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, these Funds may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Risks of Investing in Closed-End Funds. For CEF Income Composite Portfolio, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Preferred Stock Risk. With respect to Preferred Portfolio and Variable Rate Preferred Portfolio, preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred stock to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, its quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be

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recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

H. Securities Lending

During the six-month period ended April 30, 2015, Preferred Portfolio participated in securities lending. The Fund loaned portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by

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the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Build America Bond Portfolio	0.28%
California AMT-Free Municipal Bond Portfolio	0.28%
CEF Income Composite Portfolio	0.50%
Chinese Yuan Dim Sum Bond Portfolio	0.45%
Emerging Markets Sovereign Debt Portfolio	0.50%
Fundamental Emerging Markets Local Debt Portfolio	0.50%
Fundamental High Yield® Corporate Bond Portfolio	0.50%
Fundamental Investment Grade Corporate Bond Portfolio	0.22%
Global Short Term High Yield Bond Portfolio	0.35%
International Corporate Bond Portfolio	0.50%
LadderRite 0-5 Year Corporate Bond Portfolio	0.22%
National AMT-Free Municipal Bond Portfolio	0.28%
New York AMT-Free Municipal Bond Portfolio	0.28%
Preferred Portfolio	0.50%
Variable Rate Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2015, the Adviser waived fees for each Fund in the following amounts:

1-30 Laddered Treasury Portfolio	$457
Build America Bond Portfolio	13,260
California AMT-Free Municipal Bond Portfolio	—
CEF Income Composite Portfolio	691
Chinese Yuan Dim Sum Bond Portfolio	1,718
Emerging Markets Sovereign Debt Portfolio	9,640
Fundamental Emerging Markets Local Debt Portfolio	12
Fundamental High Yield® Corporate Bond Portfolio	4,701
Fundamental Investment Grade Corporate Bond Portfolio	137
Global Short Term High Yield Bond Portfolio	591

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International Corporate Bond Portfolio	$533
LadderRite 0-5 Year Corporate Bond Portfolio	68
National AMT-Free Municipal Bond Portfolio	—
New York AMT-Free Municipal Bond Portfolio	—
Preferred Portfolio	4,607
Variable Rate Preferred Portfolio	417
VRDO Tax-Free Weekly Portfolio	—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
1-30 Laddered Treasury Portfolio	The NASDAQ OMX Group, Inc.
Build America Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
California AMT-Free Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
CEF Income Composite Portfolio	S-Network Global Indexes, LLC
Chinese Yuan Dim Sum Bond Portfolio	Citigroup Index LLC
Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities Inc.
Fundamental Emerging Markets Local Debt Portfolio	Citigroup Index LLC
Fundamental High Yield® Corporate Bond Portfolio	Research Affiliates®
Fundamental Investment Grade Corporate Bond Portfolio	Research Affiliates®
Global Short Term High Yield Bond Portfolio	Deutsche Bank Securities Inc.
International Corporate Bond Portfolio	Standard & Poor’s®
LadderRite 0-5 Year Corporate Bond Portfolio	The NASDAQ OMX Group, Inc./LadderRite Portfolios LLC
National AMT-Free Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
New York AMT-Free Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Preferred Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Variable Rate Preferred Portfolio	Wells Fargo Securities LLC and Wells Fargo & Company
VRDO Tax-Free Weekly Portfolio	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd., and therefore those Invesco funds are considered to be affiliated with the Funds. The table below shows CEF Income Composite Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2015.

CEF Income Composite Portfolio

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2015	Dividend Income
Invesco Bond Fund	$1,635,353	$310,686	$(101,754)	$(8,431)	$25,320 (a)	$1,861,174	$63,553
Invesco Senior Income Trust	6,484,355	1,346,857	(778,614)	162,160	(103,793)	7,110,965	249,374

Total Investments in Affiliates	$8,119,708	$1,657,543	$(880,368)	$153,729	$(78,473)	$8,972,139	$312,927

(a)	Includes $25,156 of capital gains distributions from affiliated Underlying Funds.

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Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for all of the securities in CEF Income Composite Portfolio and Preferred Portfolio and certain Funds listed below, as of April 30, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). All of the securities in CEF Income Composite Portfolio and Preferred Portfolio were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$390,567,216	$—	$390,567,216
Money Market Fund	83,833	—	—	83,833

Total Investments	$83,833	$390,567,216	$—	$390,651,049

Build America Bond Portfolio
Municipal Obligations	$—	$760,286,256	$—	$760,286,256
Money Market Fund	5,780,461	—	—	5,780,461

Total Investments	$5,780,461	$760,286,256	$—	$766,066,717

Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$69,063,361	$—	$69,063,361
Foreign Government Debt Securities	—	27,510,818	—	27,510,818
Money Market Fund	1,026,362	—	—	1,026,362

Total Investments	$1,026,362	$96,574,179	$—	$97,600,541

Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$2,459,924,883	$—	$2,459,924,883
Money Market Fund	10,323,315	—	—	10,323,315

Total Investments	$10,323,315	$2,459,924,883	$—	$2,470,248,198

Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$684,641,214	$—	$684,641,214
Money Market Fund	1,752,633	—	—	1,752,633

Total Investments	$1,752,633	$684,641,214	$—	$686,393,847

Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$33,009,063	$—	$33,009,063
Money Market Fund	14,205	—	—	14,205

Total Investments	$14,205	$33,009,063	$—	$33,023,268

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	Investments in Securities
	Level 1	Level 2	Level 3	Total
Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$25,155,989	$—	$25,155,989
Foreign Government Debt Securities	—	4,446,866	—	4,446,866
Money Market Fund	1,307,528	—	—	1,307,528

Total Investments	$1,307,528	$29,602,855	$—	$30,910,383

International Corporate Bond Portfolio
Foreign Corporate Debt Securities	$—	$214,376,496	$—	$214,376,496
Money Market Fund	470,604	—	—	470,604

Total Investments	$470,604	$214,376,496	$—	$214,847,100

LadderRite 0-5 Year Corporate Bond Portfolio
Corporate Debt Securities	$—	$7,421,289	$—	$7,421,289
Money Market Fund	45,496	—	—	45,496

Total Investments	$45,496	$7,421,289	$—	$7,466,785

Variable Rate Preferred Portfolio
Corporate Debt Securities	$—	$78,047,855	$—	$78,047,855
Preferred Stocks	105,895,832	—	—	105,895,832
Money Market Fund	283,141	—	—	283,141

Total Investments	$106,178,973	$78,047,855	$—	$184,226,828

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2014, which expire as follows:

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Utilized	Expired
1-30 Laddered Treasury Portfolio	$—	$—	$—	$—	$3,277	$32,951	$36,228	$—	$—
Build America Bond Portfolio	—	—	6,399	—	278,129	—	284,528	2,581,255	—
California AMT-Free Municipal Bond Portfolio	—	—	—	438,783	323,917	1,122,283	1,884,983	—	—
CEF Income Composite Portfolio	—	—	—	—	—	—	—	59,611	—
Chinese Yuan Dim Sum Bond Portfolio	—	—	—	—	523,375	64,672	588,047	—	—
Emerging Markets Sovereign Debt Portfolio	531,185	558,313	212,582	818,907	11,536,988	11,951,028	25,609,003	—	—
Fundamental Emerging Markets Local Debt Portfolio	—	—	—	—	181,026	45,227	226,253	—	—
Fundamental High Yield® Corporate Bond Portfolio	—	—	—	—	5,384,859	450,681	5,835,540	—	—

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					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Utilized	Expired
Fundamental Investment Grade Corporate Bond Portfolio	$—	$—	$—	$—	$785	$398	$1,183	$—	$—
Global Short Term High Yield Bond Portfolio	—	—	—	—	386,150	—	386,150	—	—
International Corporate Bond Portfolio	—	—	—	—	—	—	—	—	—
LadderRite 0-5 Year Corporate Bond Portfolio	—	—	—	—	—	—	—	—	—
National AMT-Free Municipal Bond Portfolio	—	—	—	3,919,330	397,115	1,264,602	5,581,047	—	—
New York AMT-Free Municipal Bond Portfolio	136,120	125,849	—	74,902	287,266	629,516	1,253,653	—	—
Preferred Portfolio	—	37,146,794	—	—	6,351,652	5,360,220	48,858,666	—	—
Variable Rate Preferred Portfolio	—	—	—	—	917	—	917	—	—
VRDO Tax-Free Weekly Portfolio	—	—	—	—	4	—	4	—	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Build America Bond Portfolio	$109,149,404	$14,700,031
California AMT-Free Municipal Bond Portfolio	36,090,993	—
CEF Income Composite Portfolio	60,550,588	59,836,896
Chinese Yuan Dim Sum Bond Portfolio	—	62,600,001
Emerging Markets Sovereign Debt Portfolio	525,959,232	522,241,363
Fundamental Emerging Markets Local Debt Portfolio	1,104,609	128,242
Fundamental High Yield® Corporate Bond Portfolio	54,064,211	45,583,770
Fundamental Investment Grade Corporate Bond Portfolio	2,968,102	3,100,336
Global Short Term High Yield Bond Portfolio	9,723,267	8,574,105
International Corporate Bond Portfolio	8,804,693	11,928,619
LadderRite 0-5 Year Corporate Bond Portfolio	1,291,143	179,321
National AMT-Free Municipal Bond Portfolio	137,072,074	11,037,081
New York AMT-Free Municipal Bond Portfolio	7,205,915	5,465,995
Preferred Portfolio	154,550,304	147,142,836
Variable Rate Preferred Portfolio	11,259,446	7,574,767
VRDO Tax-Free Weekly Portfolio	—	—

For the six-month period ended April 30, 2015, the cost of securities purchased and the proceeds from sales of U.S. Treasury Obligations (other than short-term securities, money market funds and in-kind transactions), for the 1-30 Laddered Treasury Portfolio amounted to $28,833,830 and $19,300,849, respectively.

For the six-month period ended April 30, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
1-30 Laddered Treasury Portfolio	$132,812,042	$30,632,290
Build America Bond Portfolio	—	—
California AMT-Free Municipal Bond Portfolio	—	—
CEF Income Composite Portfolio	111,792,721	27,832,777
Chinese Yuan Dim Sum Bond Portfolio	—	—

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	Cost of Securities Received	Value of Securities Delivered
Emerging Markets Sovereign Debt Portfolio	$264,036,657	$172,433,186
Fundamental Emerging Markets Local Debt Portfolio	—	—
Fundamental High Yield® Corporate Bond Portfolio	209,173,756	83,359,587
Fundamental Investment Grade Corporate Bond Portfolio	2,856,331	—
Global Short Term High Yield Bond Portfolio	—	5,282,269
International Corporate Bond Portfolio	7,044,202	31,925,763
LadderRite 0-5 Year Corporate Bond Portfolio	960,112	—
National AMT-Free Municipal Bond Portfolio	—	—
New York AMT-Free Municipal Bond Portfolio	—	—
Preferred Portfolio	576,048,158	56,299,311
Variable Rate Preferred Portfolio	88,252,258	—
VRDO Tax-Free Weekly Portfolio	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
1-30 Laddered Treasury Portfolio	$18,322,822	$(840,794)	$17,482,028	$373,169,021
Build America Bond Portfolio	73,949,208	(5,218,752)	68,730,456	697,336,261
California AMT-Free Municipal Bond Portfolio	3,698,124	(627,409)	3,070,715	94,452,550
CEF Income Composite Portfolio	29,888,837	(34,966,829)	(5,077,992)	699,089,245
Chinese Yuan Dim Sum Bond Portfolio	43,662	(2,652,588)	(2,608,926)	100,209,467
Emerging Markets Sovereign Debt Portfolio	52,380,655	(84,814,917)	(32,434,262)	2,502,682,460
Fundamental Emerging Markets Local Debt Portfolio	45,423	(944,499)	(899,076)	5,668,881
Fundamental High Yield® Corporate Bond Portfolio	12,146,754	(7,815,163)	4,331,591	682,062,256
Fundamental Investment Grade Corporate Bond Portfolio	583,332	(92,116)	491,216	32,532,052
Global Short Term High Yield Bond Portfolio	144,373	(1,223,828)	(1,079,455)	31,989,838
International Corporate Bond Portfolio	2,389,919	(15,623,933)	(13,234,014)	228,081,114
LadderRite 0-5 Year Corporate Bond Portfolio	21,764	(2,084)	19,680	7,447,105
National AMT-Free Municipal Bond Portfolio	51,959,254	(2,848,380)	49,110,874	793,464,178
New York AMT-Free Municipal Bond Portfolio	2,711,370	(215,714)	2,495,656	44,455,205
Preferred Portfolio	81,258,633	(16,203,694)	65,054,939	2,822,648,835
Variable Rate Preferred Portfolio	2,188,939	(1,235,408)	953,531	183,273,297
VRDO Tax-Free Weekly Portfolio	—	—	—	92,335,000

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

119

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio and Variable Rate Preferred Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, LadderRite 0-5 Year Corporate Bond Portfolio, Preferred Portfolio and Variable Rate Preferred Portfolio, Creation Units are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, International Corporate Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, International Corporate Bond Portfolio and National AMT-Free Municipal Bond Portfolio charge certain transaction fees for creations and redemptions, which are treated as increases in capital. Such fees are shown in the Statements of Changes in Net Assets as Transaction fees.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of 1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2015.

In addition to the fees and expenses which the PowerShares CEF Income Composite Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an 8,600 account value divided by 1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares 1-30 Laddered Treasury Portfolio (PLW)
Actual	$1,000.00	$1,043.27	0.25%	$1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares Build America Bond Portfolio (BAB)
Actual	1,000.00	1,028.60	0.28	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)
Actual	1,000.00	1,014.34	0.28	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares CEF Income Composite Portfolio (PCEF)
Actual	1,000.00	1,026.71	0.50	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

121

Fees and Expenses (continued)

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)
Actual	$1,000.00	$993.73	0.45%	$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)
Actual	1,000.00	1,014.83	0.50	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)
Actual	1,000.00	962.79	0.50	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
Actual	1,000.00	1,013.27	0.50	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)
Actual	1,000.00	1,020.88	0.22	1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
PowerShares Global Short Term High Yield Bond Portfolio (PGHY)
Actual	1,000.00	999.89	0.35	1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares International Corporate Bond Portfolio (PICB)
Actual	1,000.00	952.73	0.50	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)
Actual	1,000.00	1,010.48	0.22	1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
Actual	1,000.00	1,018.05	0.28	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)
Actual	1,000.00	1,011.87	0.28	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares Preferred Portfolio (PGX)
Actual	1,000.00	1,044.27	0.50	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Variable Rate Preferred Portfolio (VRP)
Actual	1,000.00	1,035.07	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
Actual	1,000.00	999.60	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 16, 2015, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 61 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares NYSE Century Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio*

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 18, 2014.

Also at the April 16, 2015 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment

123

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 16, 2015) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2014, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one-year period for PowerShares California AMT-Free Municipal Bond Portfolio, the one- and three-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares California AMT-Free Municipal Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios and advisory fees of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Portfolio

124

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio[1], PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

[1]	PowerShares NYSE Century Portfolio’s annual unitary management fee will be reduced to 0.35% of its average daily net assets, effective May 22, 2015.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds, other than PowerShares CEF Income Composite Portfolio, were lower than the median net expense ratios of their open-end actively-managed peer funds.

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Aggregate Bond Portfolio			X
PowerShares Build America Bond Portfolio	X	N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio			X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X	N/A	X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X	X	X
PowerShares Fundamental Emerging Markets Local Debt Portfolio	X	N/A	X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X

125

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio		N/A	X
PowerShares KBW Bank Portfolio	X	N/A	X
PowerShares KBW Capital Markets Portfolio	X	N/A	X
PowerShares KBW High Dividend Yield Financial Portfolio	X	N/A	X
PowerShares KBW Insurance Portfolio	X	N/A	X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X	N/A	X
PowerShares KBW Regional Bank Portfolio	X	N/A	X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares NYSE Century Portfolio		X	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Portfolio	X	X	X
PowerShares S&P 500 High Momentum Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets High Beta Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed High Beta Portfolio	X	X	X
PowerShares S&P International Developed High Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X	N/A	X
PowerShares S&P SmallCap Consumer Staples Portfolio	X	N/A	X
PowerShares S&P SmallCap Energy Portfolio	X	N/A	X
PowerShares S&P SmallCap Financials Portfolio	X	N/A	X
PowerShares S&P SmallCap Health Care Portfolio	X	N/A	X
PowerShares S&P SmallCap Industrials Portfolio	X	N/A	X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X	N/A	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio	X	N/A	X

126

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio	X	N/A	X

[2]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

With respect to PowerShares CEF Income Composite Portfolio, the Trustees noted that there was only one ETF peer fund, which had a net expense ratio that was lower than the Fund. The Trustees also noted that the Fund’s advisory fee was higher than the median net expense ratio of its open-end index peer funds and the median expense ratio of its open-end actively-managed peer funds. In light of this information, at the request of the Independent Trustees, the Adviser provided additional information on the peer groups, which indicated that the open-end index peer funds and the open-end actively-managed peer funds contained numerous fund-of-funds that invest primarily in affiliated funds, and that compared to fund-of-funds that invested primarily in unaffiliated funds (such as PowerShares CEF Income Composite Portfolio), PowerShares CEF Income Composite Portfolio’s advisory fee was lower than the median of the open-end index peer funds and the open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2017, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 16, 2015. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment

127

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

128

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-9
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2015

2015 Semi-Annual Report to Shareholders

DWAS	PowerShares DWA SmallCap Momentum Portfolio

PSCD	PowerShares S&P SmallCap Consumer Discretionary Portfolio

PSCC	PowerShares S&P SmallCap Consumer Staples Portfolio

PSCE	PowerShares S&P SmallCap Energy Portfolio

PSCF	PowerShares S&P SmallCap Financials Portfolio

PSCH	PowerShares S&P SmallCap Health Care Portfolio

PSCI	PowerShares S&P SmallCap Industrials Portfolio

PSCT	PowerShares S&P SmallCap Information Technology Portfolio

PSCM	PowerShares S&P SmallCap Materials Portfolio

PSCU	PowerShares S&P SmallCap Utilities Portfolio

2

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Health Care	27.3
Financials	19.7
Information Technology	16.3
Consumer Discretionary	12.9
Industrials	12.4
Materials	7.1
Consumer Staples	2.0
Energy	1.8
Telecommunication Services	0.5
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.9%
148,526	1-800-FLOWERS.COM, Inc., Class A(b)	$1,569,920
22,759	Asbury Automotive Group, Inc.(b)	1,912,439
52,122	Brown Shoe Co., Inc.	1,548,023
8,952	Buffalo Wild Wings, Inc.(b)	1,426,054
49,857	Carmike Cinemas, Inc.(b)	1,504,684
34,222	Cheesecake Factory, Inc. (The)	1,715,549
12,257	Cracker Barrel Old Country Store, Inc.	1,623,807
141,860	Denny’s Corp.(b)	1,476,763
15,725	DineEquity, Inc.	1,516,362
38,646	Dorman Products, Inc.(b)(c)	1,809,792
26,400	Fiesta Restaurant Group, Inc.(b)	1,334,520
15,786	G-III Apparel Group Ltd.(b)	1,755,087
61,985	Interval Leisure Group, Inc.	1,536,608
17,551	Jack in the Box, Inc.	1,522,900
86,334	Krispy Kreme Doughnuts, Inc.(b)	1,536,745
51,419	Lithia Motors, Inc., Class A	5,128,017
61,406	MarineMax, Inc.(b)	1,355,844
20,241	Marriott Vacations Worldwide Corp.	1,664,013
266,516	Martha Stewart Living Omnimedia, Inc., Class A(b)	1,465,838
26,079	Monro Muffler Brake, Inc.	1,561,871
22,899	Nathan’s Famous, Inc.	942,065
190,876	Nautilus, Inc.(b)	3,208,626
47,134	Nexstar Broadcasting Group, Inc., Class A	2,755,454
29,761	Papa John’s International, Inc.	1,826,433
32,858	Popeyes Louisiana Kitchen, Inc.(b)	1,829,533
20,062	Red Robin Gourmet Burgers, Inc.(b)	1,506,456
24,486	Skechers U.S.A., Inc., Class A(b)	2,201,781
49,599	Sonic Corp.	1,421,011

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
45,046	Texas Roadhouse, Inc.	$1,513,546
47,869	Unifi, Inc.(b)	1,689,297

		53,859,038

	Consumer Staples—2.0%
26,408	Casey’s General Stores, Inc.	2,170,209
304,254	Fairway Group Holdings Corp., Class A(b)(c)	1,615,589
160,286	SUPERVALU, Inc.(b)	1,408,914
22,062	United Natural Foods, Inc.(b)	1,488,302
15,408	USANA Health Sciences, Inc.(b)	1,752,506

		8,435,520

	Energy—1.8%
23,239	Diamondback Energy, Inc.(b)	1,918,844
73,611	Green Plains, Inc.	2,292,247
21,179	SemGroup Corp., Class A	1,783,060
33,996	Western Refining, Inc.	1,497,524

		7,491,675

	Financials—19.7%
57,813	American Equity Investment Life Holding Co.	1,558,060
64,077	Bank of the Ozarks, Inc.	2,483,625
66,241	BofI Holding, Inc.(b)	6,081,586
103,612	CNO Financial Group, Inc.	1,761,404
21,059	Credit Acceptance Corp.(b)	4,974,136
83,394	CubeSmart REIT	1,923,900
44,200	Eagle Bancorp, Inc.(b)	1,629,212
75,795	FBL Financial Group, Inc., Class A	4,416,575
129,719	Federated National Holding Co.	3,735,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA SmallCap Momentum Portfolio (DWAS) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
141,611	FelCor Lodging Trust, Inc. REIT	$1,573,298
76,699	First Industrial Realty Trust, Inc. REIT	1,513,271
69,951	First Merchants Corp.	1,578,794
42,521	Great Southern Bancorp, Inc.	1,676,178
148,446	HFF, Inc., Class A	5,817,599
49,309	Horace Mann Educators Corp.	1,675,027
59,125	Investment Technology Group, Inc.(b)	1,684,471
71,521	LendingTree, Inc.(b)	3,935,801
64,898	MarketAxess Holdings, Inc.	5,571,493
360,931	MGIC Investment Corp.(b)	3,760,901
35,709	Nelnet, Inc., Class A	1,598,692
37,031	Pinnacle Financial Partners, Inc.	1,764,527
46,632	PrivateBancorp, Inc.	1,728,648
135,982	Radian Group, Inc.	2,428,639
52,790	ServisFirst Bancshares, Inc.	1,840,259
31,373	Springleaf Holdings, Inc.(b)	1,568,650
40,556	Stewart Information Services Corp.	1,480,294
184,247	Strategic Hotels & Resorts, Inc. REIT(b)	2,155,690
23,467	Sun Communities, Inc. REIT	1,456,362
86,828	Universal Insurance Holdings, Inc.	2,085,609
148,783	Waterstone Financial, Inc.	1,895,495
48,487	Webster Financial Corp.	1,737,289
57,011	Western Alliance Bancorp(b)	1,762,780
84,250	Yadkin Financial Corp.(b)	1,658,040

		82,512,212

	Health Care—27.3%
28,506	ABIOMED, Inc.(b)	1,802,149
35,022	Acadia Healthcare Co., Inc.(b)	2,399,007
130,443	Affymetrix, Inc.(b)	1,582,274
35,855	Air Methods Corp.(b)	1,638,573
29,040	AMAG Pharmaceuticals, Inc.(b)	1,480,169
196,103	Ampio Pharmaceuticals, Inc.(b)(c)	472,608
31,859	Anacor Pharmaceuticals, Inc.(b)	1,678,651
197,736	ARIAD Pharmaceuticals, Inc.(b)(c)	1,714,371
25,243	Auspex Pharmaceuticals, Inc.(b)	2,546,766
113,108	BioDelivery Sciences International, Inc.(b)	911,650
22,035	Bluebird Bio, Inc.(b)	2,934,842
72,042	Cambrex Corp.(b)	2,772,897
71,069	Cantel Medical Corp.	3,183,181
43,097	Cardiovascular Systems, Inc.(b)	1,348,936
54,986	Celldex Therapeutics, Inc.(b)	1,319,664
46,980	Cempra, Inc.(b)	1,479,400
41,233	Chimerix, Inc.(b)	1,401,922
299,564	Corcept Therapeutics, Inc.(b)	1,728,484
72,192	Depomed, Inc.(b)	1,679,186
35,884	DexCom, Inc.(b)	2,424,682
67,537	Dicerna Pharmaceuticals, Inc.(b)	1,355,468
98,283	Dyax Corp.(b)	2,349,947
55,233	Esperion Therapeutics, Inc.(b)	5,254,315
41,148	ExamWorks Group, Inc.(b)	1,685,011
73,419	Horizon Pharma PLC(b)	2,064,542
27,829	Insys Therapeutics, Inc.(b)(c)	1,462,971
36,263	Intrexon Corp.(b)	1,408,092
97,632	Lannett Co., Inc.(b)	5,613,840
35,773	Medidata Solutions, Inc.(b)	1,911,351

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
182,380	Merrimack Pharmaceuticals, Inc.(b)(c)	$2,024,418
25,750	Molina Healthcare, Inc.(b)	1,525,172
43,025	Natus Medical, Inc.(b)	1,622,473
59,476	Neogen Corp.(b)	2,649,061
44,822	Neurocrine Biosciences, Inc.(b)	1,527,982
30,628	Newlink Genetics Corp.(b)	1,366,009
197,287	Novavax, Inc.(b)	1,525,029
36,633	NuVasive, Inc.(b)	1,638,594
84,137	Omeros Corp.(b)(c)	1,692,836
252,469	OPKO Health, Inc.(b)(c)	3,473,973
24,808	PAREXEL International Corp.(b)	1,577,169
190,869	Pernix Therapeutics Holdings, Inc.(b)	1,217,744
40,076	Prestige Brands Holdings, Inc.(b)	1,572,983
33,968	Providence Service Corp. (The)(b)	1,444,319
26,534	PTC Therapeutics, Inc.(b)	1,558,872
29,738	Puma Biotechnology, Inc.(b)	5,370,088
40,312	Receptos, Inc.(b)	5,939,570
91,668	Regulus Therapeutics, Inc.(b)	1,150,433
90,598	Repligen Corp.(b)	2,673,547
74,805	Retrophin, Inc.(b)(c)	1,611,300
69,790	Spectranetics Corp. (The)(b)	1,790,114
94,575	Sucampo Pharmaceuticals, Inc., Class A(b)	1,679,652
27,740	TESARO, Inc.(b)	1,510,998
116,409	TG Therapeutics, Inc.(b)(c)	1,625,070
37,928	West Pharmaceutical Services, Inc.	2,020,804
48,629	Zeltiq Aesthetics, Inc.(b)	1,492,910
148,071	ZIOPHARM Oncology, Inc.(b)(c)	1,304,506

		114,190,575

	Industrials—12.4%
76,093	Aerojet Rocketdyne Holdings, Inc.(b)	1,495,988
27,586	Alamo Group, Inc.	1,704,263
8,688	Allegiant Travel Co.	1,335,867
32,052	American Woodmark Corp.(b)	1,625,036
37,310	Apogee Enterprises, Inc.	1,963,252
43,260	ArcBest Corp.	1,544,382
44,994	Astronics Corp.(b)	3,028,546
61,329	Celadon Group, Inc.	1,584,741
24,797	Deluxe Corp.	1,605,606
35,566	Dycom Industries, Inc.(b)	1,635,325
51,882	GP Strategies Corp.(b)	1,690,834
70,085	H&E Equipment Services, Inc.	1,732,501
62,821	Healthcare Services Group, Inc.	1,901,592
46,883	HEICO Corp.	2,617,947
86,378	JetBlue Airways Corp.(b)	1,773,340
60,863	Lydall, Inc.(b)	1,633,563
29,685	Moog, Inc., Class A(b)	2,074,388
171,204	Mueller Water Products, Inc., Class A	1,602,469
24,247	Multi-Color Corp.	1,522,227
19,130	Nortek, Inc.(b)	1,618,781
106,192	On Assignment, Inc.(b)	3,573,361
29,269	Patrick Industries, Inc.(b)	1,757,896
57,971	Swift Transportation Co., Class A(b)	1,402,898
16,118	Teledyne Technologies, Inc.(b)	1,691,906
33,841	Trex Co., Inc.(b)	1,587,820
106,751	Vicor Corp.(b)	1,627,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares DWA SmallCap Momentum Portfolio (DWAS) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
20,679	VSE Corp.	$1,471,104
30,447	WageWorks, Inc.(b)	1,534,529
35,401	XPO Logistics, Inc.(b)	1,716,949

		52,055,064

	Information Technology—16.3%
64,621	Ambarella, Inc.(b)	4,727,026
18,240	Belden, Inc.	1,531,248
35,870	Cognex Corp.(b)	1,610,204
33,444	comScore, Inc.(b)	1,751,128
42,867	Constant Contact, Inc.(b)	1,493,915
55,395	Ebix, Inc.(c)	1,511,730
30,136	Envestnet, Inc.(b)	1,544,771
27,478	EPAM Systems, Inc.(b)	1,778,101
54,589	ePlus, Inc.(b)	4,528,703
18,971	Fair Isaac Corp.	1,678,175
38,255	iGATE Corp.(b)	1,819,408
87,591	Infinera Corp.(b)	1,646,711
77,747	Integrated Device Technology, Inc.(b)	1,414,218
17,281	Littelfuse, Inc.	1,693,365
29,218	LogMeIn, Inc.(b)	1,875,211
43,298	M/A-COM Technology Solutions Holdings, Inc.(b)	1,319,290
62,994	Manhattan Associates, Inc.(b)	3,310,965
47,252	MAXIMUS, Inc.	3,024,600
40,016	Methode Electronics, Inc.	1,699,079
29,855	Monolithic Power Systems, Inc.	1,547,385
49,472	Paycom Software, Inc.(b)	1,563,810
142,096	PDF Solutions, Inc.(b)	2,567,675
29,633	Proofpoint, Inc.(b)	1,599,589
36,778	Qualys, Inc.(b)	1,821,247
25,981	SPS Commerce, Inc.(b)	1,695,520
26,617	SS&C Technologies Holdings, Inc., Class A	1,601,545
45,448	Super Micro Computer, Inc.(b)	1,307,539
19,770	Synaptics, Inc.(b)	1,674,914
31,774	Syntel, Inc.(b)	1,430,465
134,206	TechTarget, Inc.(b)	1,452,109
38,369	Tessera Technologies, Inc.	1,385,505
15,003	Tyler Technologies, Inc.(b)	1,829,616
14,271	Ultimate Software Group, Inc. (The)(b)	2,372,126
50,241	Verint Systems, Inc.(b)	3,086,305
39,473	Virtusa Corp.(b)	1,571,025

		68,464,223

	Materials—7.1%
350,391	Graphic Packaging Holding Co.	4,940,513
243,613	Headwaters, Inc.(b)	4,282,716
217,723	KapStone Paper and Packaging Corp.	6,085,358
51,434	Neenah Paper, Inc.	3,110,214
101,903	PolyOne Corp.	3,979,312
19,621	Quaker Chemical Corp.	1,632,860
163,561	US Concrete, Inc.(b)	5,937,264

		29,968,237

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services—0.5%
98,762	FairPoint Communications, Inc.(b)	$1,947,587

	Total Common Stocks and Other Equity Interests (Cost $393,328,139)	418,924,131

	Money Market Fund—0.0%
30,358	Invesco Premier Portfolio—Institutional Class(d) (Cost $30,358)	30,358

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $393,358,497)—100.0%	418,954,489

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.4%
13,952,190	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $13,952,190)	13,952,190

	Total Investments (Cost $407,310,687)—103.4%	432,906,679
	Other assets less liabilities—(3.4)%	(14,048,218)

	Net Assets—100.0%	$418,858,461

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$12,874,394	$(12,874,394)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Specialty Retail	27.8
Hotels, Restaurants & Leisure	26.1
Textiles, Apparel & Luxury Goods	15.6
Household Durables	11.0
Auto Components	5.7
Distributors	2.9
Diversified Consumer Services	2.7
Media	2.6
Leisure Products	2.2
Internet & Catalog Retail	1.7
Multi-line Retail	1.2
Automobiles	0.5
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Auto Components—5.7%
35,981	Dorman Products, Inc.(b)(c)	$1,684,990
28,167	Drew Industries, Inc.	1,596,224
42,032	Gentherm, Inc.(c)	2,216,347
24,526	Standard Motor Products, Inc.	927,083
27,276	Superior Industries International, Inc.	507,334

		6,931,978

	Automobiles—0.5%
31,693	Winnebago Industries, Inc.(b)	656,362

	Distributors—2.9%
51,354	Pool Corp.	3,332,361
23,290	VOXX International Corp., Class A(c)	221,954

		3,554,315

	Diversified Consumer Services—2.7%
20,280	American Public Education, Inc.(c)	565,609
12,799	Capella Education Co.	691,530
70,748	Career Education Corp.(c)	297,142
52,446	Regis Corp.(c)	866,408
12,836	Strayer Education, Inc.(c)	651,042
25,432	Universal Technical Institute, Inc.	214,900

		3,286,631

	Hotels, Restaurants & Leisure—26.1%
2,019	Biglari Holdings, Inc.(c)	737,965
25,666	BJ’s Restaurants, Inc.(c)	1,201,169
27,836	Bob Evans Farms, Inc.	1,197,505
92,653	Boyd Gaming Corp.(c)	1,223,019

Number of Shares		Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
28,166	Cracker Barrel Old Country Store, Inc.	$3,731,432
19,583	DineEquity, Inc.	1,888,389
46,385	Interval Leisure Group, Inc.	1,149,884
44,819	Jack in the Box, Inc.	3,888,944
21,621	Marcus Corp. (The)	418,799
32,921	Marriott Vacations Worldwide Corp.	2,706,435
11,876	Monarch Casino & Resort, Inc.(c)	217,331
34,656	Papa John’s International, Inc.	2,126,839
70,926	Pinnacle Entertainment, Inc.(c)	2,607,240
27,215	Popeyes Louisiana Kitchen, Inc.(c)	1,515,331
16,535	Red Robin Gourmet Burgers, Inc.(c)	1,241,613
72,903	Ruby Tuesday, Inc.(c)	530,734
40,942	Ruth’s Hospitality Group, Inc.	595,706
57,924	Scientific Games Corp., Class A(b)(c)	733,897
59,856	Sonic Corp.	1,714,874
74,005	Texas Roadhouse, Inc.	2,486,568

		31,913,674

	Household Durables—11.0%
30,656	Ethan Allen Interiors, Inc.	742,488
31,460	Helen of Troy Ltd.(c)	2,756,211
34,933	iRobot Corp.(c)	1,132,528
60,264	La-Z-Boy, Inc.	1,579,519
28,859	M/I Homes, Inc.(c)	651,059
44,026	Meritage Homes Corp.(c)	1,882,992
54,957	Ryland Group, Inc. (The)	2,265,328
173,180	Standard Pacific Corp.(c)	1,402,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Household Durables (continued)
18,712	Universal Electronics, Inc.(c)	$1,009,325

		13,422,208

	Internet & Catalog Retail—1.7%
13,977	Blue Nile, Inc.(c)	380,314
21,994	FTD Cos., Inc.(c)	627,709
34,098	Nutrisystem, Inc.	649,567
23,856	PetMed Express, Inc.(b)	377,640

		2,035,230

	Leisure Products—2.2%
15,243	Arctic Cat, Inc.	540,974
91,316	Callaway Golf Co.	883,939
22,059	Sturm Ruger & Co., Inc.(b)	1,209,054

		2,633,967

	Media—2.6%
61,544	E.W. Scripps Co. (The), Class A	1,433,360
50,196	Harte-Hanks, Inc.	340,831
31,564	Scholastic Corp.	1,282,761
26,126	Sizmek, Inc.(c)	181,837

		3,238,789

	Multi-line Retail—1.2%
40,816	Fred’s, Inc., Class A	688,566
51,589	Tuesday Morning Corp.(c)	816,138

		1,504,704

	Specialty Retail—27.8%
93,151	Aeropostale, Inc.(c)	287,837
53,408	Barnes & Noble, Inc.(c)	1,169,635
21,413	Big 5 Sporting Goods Corp.	292,073
51,520	Brown Shoe Co., Inc.	1,530,144
33,036	Buckle, Inc. (The)(b)	1,480,013
30,232	Cato Corp. (The), Class A	1,189,327
24,955	Children’s Place, Inc. (The)	1,513,770
43,476	Christopher & Banks Corp.(c)	258,247
54,953	Finish Line, Inc. (The), Class A	1,347,997
49,798	Francesca’s Holdings Corp.(c)	843,080
28,347	Genesco, Inc.(c)	1,915,974
25,117	Group 1 Automotive, Inc.	1,983,741
24,304	Haverty Furniture Cos., Inc.	521,564
29,434	Hibbett Sports, Inc.(c)	1,377,511
17,361	Kirkland’s, Inc.(c)	412,150
26,888	Lithia Motors, Inc., Class A	2,681,540
31,869	Lumber Liquidators Holdings, Inc.(b)(c)	876,079
29,656	MarineMax, Inc.(c)	654,805
53,798	Men’s Wearhouse, Inc. (The)	3,044,429
37,275	Monro Muffler Brake, Inc.	2,232,400
22,331	Outerwall, Inc.(b)	1,483,448
62,995	Pep Boys-Manny, Moe & Jack (The)(c)	577,034
62,009	Select Comfort Corp.(c)	1,911,117
38,978	Sonic Automotive, Inc., Class A	910,136
37,237	Stage Stores, Inc.	719,046
33,332	Stein Mart, Inc.	394,318
36,350	Vitamin Shoppe, Inc.(c)	1,522,338
25,460	Zumiez, Inc.(c)	807,337

		33,937,090

Number of Shares		Value
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods—15.6%
91,634	Crocs, Inc.(c)	$1,209,569
22,488	G-III Apparel Group Ltd.(c)	2,500,216
56,349	Iconix Brand Group, Inc.(c)	1,482,542
21,343	Movado Group, Inc.	624,923
17,066	Oxford Industries, Inc.	1,355,894
14,159	Perry Ellis International, Inc.(c)	338,683
145,264	Quiksilver, Inc.(b)(c)	241,138
48,383	Skechers U.S.A., Inc., Class A(c)	4,350,600
65,965	Steven Madden Ltd.(c)	2,573,954
16,914	Unifi, Inc.(c)	596,895
121,351	Wolverine World Wide, Inc.	3,729,116

		19,003,530

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $107,088,737)—100.0%	122,118,478

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.9%
5,995,986	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $5,995,986)	5,995,986

	Total Investments (Cost $113,084,723)—104.9%	128,114,464
	Other assets less liabilities—(4.9)%	(5,984,589)

	Net Assets—100.0%	$122,129,875

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$5,800,626	$(5,800,626)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Food Products	52.1
Food & Staples Retailing	25.1
Personal Products	9.0
Household Products	8.6
Tobacco	4.6
Other Assets Less Liabilities	0.6

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.4%
	Food & Staples Retailing—25.1%
38,106	Andersons, Inc. (The)	$1,626,745
64,621	Casey’s General Stores, Inc.	5,310,554
53,500	SpartanNash Co.	1,614,095

		8,551,394

	Food Products—52.1%
53,570	B&G Foods, Inc.	1,628,528
31,245	Calavo Growers, Inc.	1,582,559
41,256	Cal-Maine Foods, Inc.	1,844,556
273,975	Darling Ingredients, Inc.(b)	3,742,499
49,635	Diamond Foods, Inc.(b)	1,391,765
14,906	J&J Snack Foods Corp.	1,555,143
34,305	Sanderson Farms, Inc.	2,576,992
30,364	Seneca Foods Corp., Class A(b)	875,090
86,678	Snyders-Lance, Inc.	2,559,601

		17,756,733

	Household Products—8.6%
149,778	Central Garden & Pet Co., Class A(b)	1,467,824
18,223	WD-40 Co.	1,475,334

		2,943,158

	Personal Products—9.0%
52,099	Inter Parfums, Inc.	1,572,348
48,080	Medifast, Inc.(b)	1,442,400

		3,014,748

	Tobacco—4.6%
33,491	Universal Corp.	1,575,082

	Total Investments (Cost $34,163,219)—99.4%	33,841,115
	Other assets less liabilities—0.6%	214,649

	Net Assets—100.0%	$34,055,764

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares S&P SmallCap Energy Portfolio (PSCE)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Energy Equipment & Services	53.2
Oil, Gas & Consumable Fuels	46.8
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Energy Equipment & Services—53.2%
71,582	Basic Energy Services, Inc.(b)	$729,421
72,598	Bristow Group, Inc.	4,510,514
41,780	CARBO Ceramics, Inc.	1,847,929
40,933	Era Group, Inc.(b)	907,894
143,804	Exterran Holdings, Inc.	5,330,814
27,762	Geospace Technologies Corp.(b)	599,659
28,194	Gulf Island Fabrication, Inc.	371,879
53,051	Gulfmark Offshore, Inc., Class A	796,296
66,827	Hornbeck Offshore Services, Inc.(b)	1,526,997
270,825	ION Geophysical Corp.(b)	617,481
56,407	Matrix Service Co.(b)	1,239,262
177,530	Newpark Resources, Inc.(b)	1,821,458
178,975	Paragon Offshore PLC	323,945
134,872	Pioneer Energy Services Corp.(b)	1,004,796
31,788	SEACOR Holdings, Inc.(b)	2,309,716
76,179	Tesco Corp.	979,662
168,093	TETRA Technologies, Inc.(b)	1,213,631
111,386	US Silica Holdings, Inc.	4,160,267

		30,291,621

	Oil, Gas & Consumable Fuels—46.8%
78,840	Approach Resources, Inc.(b)	691,427
448,266	Arch Coal, Inc.(b)	436,701
104,587	Bill Barrett Corp.(b)	1,213,209
81,262	Bonanza Creek Energy, Inc.(b)	2,239,581
97,304	Carrizo Oil & Gas, Inc.(b)	5,422,752
128,859	Cloud Peak Energy, Inc.(b)	836,295
93,534	Comstock Resources, Inc.	502,277
33,171	Contango Oil & Gas Co.(b)	831,597
72,272	Green Plains, Inc.	2,250,550
120,149	Northern Oil and Gas, Inc.(b)	1,062,117
82,270	PDC Energy, Inc.(b)	4,668,000
151,161	Penn Virginia Corp.(b)	1,009,755
123,785	PetroQuest Energy, Inc.(b)	331,744
105,036	Rex Energy Corp.(b)	525,180
118,080	Stone Energy Corp.(b)	2,015,625
92,931	Swift Energy Co.(b)	280,652

Number of Shares		Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
190,962	Synergy Resources Corp.(b)	$2,287,725

		26,605,187

	Total Investments (Cost $61,898,179)—100.0%	56,896,808
	Other assets less liabilities—(0.0)%	(19,412)

	Net Assets—100.0%	$56,877,396

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares S&P SmallCap Financials Portfolio (PSCF)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Real Estate Investment Trusts	35.0
Banks	34.7
Insurance	11.2
Capital Markets	7.0
Consumer Finance	5.0
Thrifts & Mortgage Finance	4.8
Diversified Financial Services	2.0
Real Estate Management & Development	0.3
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Banks—34.7%
49,437	Bank of the Ozarks, Inc.	$1,916,178
13,523	Banner Corp.	611,510
55,927	BBCN Bancorp, Inc.	793,604
58,471	Boston Private Financial Holdings, Inc.	768,894
22,530	Cardinal Financial Corp.	464,794
18,648	Central Pacific Financial Corp.	427,039
10,671	City Holding Co.	490,546
37,584	Columbia Banking System, Inc.	1,116,245
28,694	Community Bank System, Inc.	1,002,855
67,870	CVB Financial Corp.	1,062,166
121,456	FNB Corp.	1,611,721
73,409	First BanCorp(b)	441,188
63,674	First Commonwealth Financial Corp.	574,340
43,239	First Financial Bancorp	746,305
45,109	First Financial Bankshares, Inc.	1,306,357
54,837	First Midwest Bancorp, Inc.	937,713
52,816	Glacier Bancorp, Inc.	1,391,174
22,446	Hanmi Financial Corp.	477,651
41,354	Home BancShares, Inc.	1,359,720
18,374	Independent Bank Corp.	766,563
25,492	LegacyTexas Financial Group, Inc.	648,771
44,955	MB Financial, Inc.	1,354,494
98,515	National Penn Bancshares, Inc.	1,024,556
31,100	NBT Bancorp, Inc.	751,065
31,382	OFG Bancorp	442,172
76,701	Old National Bancorp	1,047,736
22,900	Pinnacle Financial Partners, Inc.	1,091,185
49,701	PrivateBancorp, Inc.	1,842,416
20,031	S&T Bancorp, Inc.	538,834
10,934	Simmons First National Corp., Class A	478,363
16,366	Southside Bancshares, Inc.	447,119

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Banks (continued)
63,235	Sterling Bancorp	$820,790
128,109	Susquehanna Bancshares, Inc.	1,721,785
40,682	Talmer Bancorp, Inc., Class A	625,689
32,190	Texas Capital Bancshares, Inc.(b)	1,695,125
8,382	Tompkins Financial Corp.	437,121
26,709	UMB Financial Corp.	1,329,841
44,861	United Bankshares, Inc.	1,685,876
31,790	United Community Banks, Inc.	591,612
18,021	Westamerica Bancorp.	784,815
49,588	Wilshire Bancorp, Inc.	523,153
33,272	Wintrust Financial Corp.	1,621,677

		39,770,758

	Capital Markets—7.0%
11,987	Calamos Asset Management, Inc., Class A	148,279
25,947	Evercore Partners, Inc., Class A	1,251,683
36,555	Financial Engines, Inc.	1,541,524
29,856	FXCM, Inc., Class A	60,011
18,830	Greenhill & Co., Inc.	744,726
23,058	HFF, Inc., Class A	903,643
41,130	Interactive Brokers Group, Inc., Class A	1,396,364
24,471	Investment Technology Group, Inc.(b)	697,179
11,771	Piper Jaffray Cos.(b)	593,847
4,926	Virtus Investment Partners, Inc.	658,212

		7,995,468

	Consumer Finance—5.0%
20,263	Cash America International, Inc.	525,217
16,880	Encore Capital Group, Inc.(b)	682,627
18,570	Enova International, Inc.(b)	343,731
34,342	EZCORP, Inc., Class A(b)	315,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares S&P SmallCap Financials Portfolio (PSCF) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Finance (continued)
19,919	First Cash Financial Services, Inc.(b)	$962,884
28,351	Green Dot Corp., Class A(b)	456,451
34,098	PRA Group, Inc.(b)	1,867,718
6,369	World Acceptance Corp.(b)	538,945

		5,693,519

	Diversified Financial Services—2.0%
26,261	MarketAxess Holdings, Inc.	2,254,507

	Insurance—11.2%
54,076	American Equity Investment Life Holding Co.	1,457,348
13,293	AMERISAFE, Inc.	600,711
12,533	eHealth, Inc.(b)	153,655
22,153	Employers Holdings, Inc.	540,755
6,283	HCI Group, Inc.	273,813
28,900	Horace Mann Educators Corp.	981,733
8,071	Infinity Property & Casualty Corp.	598,465
32,768	Meadowbrook Insurance Group, Inc.	279,839
26,080	Montpelier Re Holdings Ltd. (Bermuda)	993,909
7,639	Navigators Group, Inc. (The)(b)	596,224
39,260	ProAssurance Corp.	1,764,737
26,097	RLI Corp.	1,295,977
8,869	Safety Insurance Group, Inc.	515,732
40,008	Selective Insurance Group, Inc.	1,077,815
15,520	Stewart Information Services Corp.	566,480
14,765	United Fire Group, Inc.	441,031
11,631	United Insurance Holdings Corp.	193,423
21,112	Universal Insurance Holdings, Inc.	507,110

		12,838,757

	Real Estate Investment Trusts—35.0%
47,936	Acadia Realty Trust REIT	1,481,222
12,393	Agree Realty Corp. REIT	381,457
26,048	American Assets Trust, Inc. REIT	1,036,710
40,598	Associated Estates Realty Corp. REIT	1,157,043
67,395	Capstead Mortgage Corp. REIT	785,152
19,761	CareTrust REIT, Inc. REIT	246,815
51,973	Cedar Realty Trust, Inc. REIT	363,291
40,721	Chesapeake Lodging Trust REIT	1,292,892
15,027	CoreSite Realty Corp. REIT	722,498
144,631	Cousins Properties, Inc. REIT	1,408,706
141,025	DiamondRock Hospitality Co. REIT	1,912,299
22,486	EastGroup Properties, Inc. REIT	1,286,199
33,799	Education Realty Trust, Inc. REIT	1,136,322
40,124	EPR Properties REIT	2,313,951
62,720	Franklin Street Properties Corp. REIT	740,723
52,186	Geo Group, Inc. (The) REIT	2,035,254
18,334	Getty Realty Corp. REIT	318,462
49,489	Government Properties Income Trust REIT	1,031,351
69,925	Healthcare Realty Trust, Inc. REIT	1,790,080
62,152	Inland Real Estate Corp. REIT	639,544
58,739	Kite Realty Group Trust REIT	1,538,962
148,656	Lexington Realty Trust REIT	1,378,041
25,000	LTC Properties, Inc. REIT	1,086,500
146,799	Medical Properties Trust, Inc. REIT	2,052,250
59,227	Parkway Properties, Inc. REIT	963,623
48,545	Pennsylvania Real Estate Investment Trust REIT	1,097,603

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate Investment Trusts (continued)
38,401	Post Properties, Inc. REIT	$2,195,385
13,633	PS Business Parks, Inc. REIT	1,040,880
65,633	Retail Opportunity Investments Corp. REIT	1,101,322
41,666	Sabra Health Care REIT, Inc. REIT	1,244,980
7,900	Saul Centers, Inc. REIT	397,528
25,010	Sovran Self Storage, Inc. REIT	2,184,373
60,555	Summit Hotel Properties, Inc. REIT	797,509
9,356	Universal Health Realty Income Trust REIT	464,619
19,710	Urstadt Biddle Properties, Inc., Class A REIT	408,983

		40,032,529

	Real Estate Management & Development—0.3%
23,648	Forestar Group, Inc.(b)	349,044

	Thrifts & Mortgage Finance—4.8%
61,863	Astoria Financial Corp.	814,736
30,527	Bank Mutual Corp.	219,489
9,333	BofI Holding, Inc.(b)	856,863
49,262	Brookline Bancorp, Inc.	530,552
21,258	Dime Community Bancshares, Inc.	338,427
66,626	Northwest Bancshares, Inc.	820,166
26,390	Oritani Financial Corp.	393,211
37,894	Provident Financial Services, Inc.	682,092
66,793	TrustCo Bank Corp. NY	445,509
19,698	Walker & Dunlop, Inc.(b)	377,020

		5,478,065

	Total Common Stocks and Other Equity Interests (Cost $87,193,587)	114,412,647

	Money Market Fund—0.0%
11,609	Invesco Premier Portfolio—Institutional Class(c) (Cost $11,609)	11,609

	Total Investments (Cost $87,205,196)—100.0%	114,424,256
	Other assets less liabilities—(0.0)%	(14,636)

	Net Assets—100.0%	$114,409,620

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Health Care Equipment & Supplies	36.0
Health Care Providers & Services	28.7
Pharmaceuticals	12.5
Health Care Technology	8.5
Life Sciences Tools & Services	7.7
Biotechnology	6.6
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—6.6%
103,676	Acorda Therapeutics, Inc.(b)	$3,117,537
72,021	Emergent Biosolutions, Inc.(b)	2,138,304
43,385	Ligand Pharmaceuticals, Inc.(b)	3,368,411
117,802	Momenta Pharmaceuticals, Inc.(b)	2,055,645
74,901	Repligen Corp.(b)	2,210,329
140,918	Spectrum Pharmaceuticals, Inc.(b)	796,187

		13,686,413

	Health Care Equipment & Supplies—36.0%
51,592	Abaxis, Inc.	3,301,888
90,090	ABIOMED, Inc.(b)	5,695,490
30,214	Analogic Corp.	2,553,083
62,556	AngioDynamics, Inc.(b)	1,044,060
36,166	Anika Therapeutics, Inc.(b)	1,233,984
85,952	Cantel Medical Corp.	3,849,790
67,135	CONMED Corp.	3,372,191
61,238	CryoLife, Inc.	624,628
63,393	Cyberonics, Inc.(b)	3,861,268
52,716	Cynosure, Inc., Class A(b)	1,761,769
61,740	Greatbatch, Inc.(b)	3,329,021
125,388	Haemonetics Corp.(b)	5,081,976
33,517	ICU Medical, Inc.(b)	2,827,829
61,463	Integra LifeSciences Holdings Corp.(b)	3,612,795
71,165	Invacare Corp.	1,428,281
116,590	Masimo Corp.(b)	3,936,078
101,559	Meridian Bioscience, Inc.	1,799,625
106,248	Merit Medical Systems, Inc.(b)	2,062,274
77,739	Natus Medical, Inc.(b)	2,931,538
89,999	Neogen Corp.(b)	4,008,555
117,244	NuVasive, Inc.(b)	5,244,324
31,508	SurModics, Inc.(b)	794,632
38,119	Vascular Solutions, Inc.(b)	1,222,095
174,098	West Pharmaceutical Services, Inc.	9,275,941

		74,853,115

Number of Shares		Value
	Common Stocks (continued)
	Health Care Providers & Services—28.7%
66,632	Aceto Corp.	$1,291,328
87,007	Air Methods Corp.(b)	3,976,220
19,160	Almost Family, Inc.(b)	829,245
81,999	Amedisys, Inc.(b)	2,280,392
114,719	AMN Healthcare Services, Inc.(b)	2,616,740
115,535	Amsurg Corp.(b)	7,246,355
60,201	Bio-Reference Laboratories, Inc.(b)	1,993,857
41,394	Chemed Corp.	4,770,659
21,352	CorVel Corp.(b)	763,120
73,090	Cross Country Healthcare, Inc.(b)	811,299
54,990	Ensign Group, Inc. (The)	2,315,629
84,331	ExamWorks Group, Inc.(b)	3,453,354
85,938	Hanger, Inc.(b)	1,919,855
86,475	Healthways, Inc.(b)	1,504,665
42,086	IPC Healthcare, Inc.(b)	2,058,847
203,362	Kindred Healthcare, Inc.	4,667,158
23,284	Landauer, Inc.	751,142
29,917	LHC Group, Inc.(b)	959,139
64,933	Magellan Health, Inc.(b)	4,110,259
78,940	Molina Healthcare, Inc.(b)	4,675,616
73,430	PharMerica Corp.(b)	2,104,504
28,959	Providence Service Corp. (The)(b)	1,231,337
236,472	Select Medical Holdings Corp.	3,440,668

		59,771,388

	Health Care Technology—8.5%
25,385	Computer Programs & Systems, Inc.	1,328,397
51,907	HealthStream, Inc.(b)	1,502,189
146,649	MedAssets, Inc.(b)	2,968,176
132,502	Medidata Solutions, Inc.(b)	7,079,582
86,699	Omnicell, Inc.(b)	3,080,415
107,167	Quality Systems, Inc.	1,671,269

		17,630,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares S&P SmallCap Health Care Portfolio (PSCH) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Life Sciences Tools & Services—7.7%
181,940	Affymetrix, Inc.(b)	$2,206,932
57,963	Albany Molecular Research, Inc.(b)	1,046,812
75,727	Cambrex Corp.(b)	2,914,732
93,005	Luminex Corp.(b)	1,443,438
133,423	PAREXEL International Corp.(b)	8,482,367

		16,094,281

	Pharmaceuticals—12.5%
19,967	ANI Pharmaceuticals, Inc.(b)	1,217,588
145,033	Depomed, Inc.(b)	3,373,468
161,538	Impax Laboratories, Inc.(b)	7,311,210
64,515	Lannett Co., Inc.(b)	3,709,612
159,438	Medicines Co. (The)(b)	4,083,207
127,290	Prestige Brands Holdings, Inc.(b)	4,996,132
55,171	Sagent Pharmaceuticals, Inc.(b)	1,286,036

		25,977,253

	Total Common Stocks (Cost $174,671,631)	208,012,478

	Money Market Fund—0.0%
19,681	Invesco Premier Portfolio—Institutional Class(c) (Cost $19,681)	19,681

	Total Investments (Cost $174,691,312)—100.0%	208,032,159
	Other assets less liabilities—(0.0)%	(10,868)

	Net Assets—100.0%	$208,021,291

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Machinery	22.8
Commercial Services & Supplies	17.3
Aerospace & Defense	11.7
Professional Services	9.6
Building Products	7.3
Electrical Equipment	7.1
Construction & Engineering	5.5
Road & Rail	5.5
Air Freight & Logistics	5.1
Trading Companies & Distributors	3.4
Airlines	3.1
Marine	1.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—11.7%
30,181	AAR Corp.	$912,673
50,070	Aerojet Rocketdyne Holdings, Inc.(b)	984,376
16,020	Aerovironment, Inc.(b)	410,112
5,974	American Science & Engineering, Inc.	223,547
17,371	Cubic Corp.	861,254
38,150	Curtiss-Wright Corp.	2,787,239
13,935	Engility Holdings, Inc.	388,368
31,819	Moog, Inc., Class A(b)	2,223,512
3,920	National Presto Industries, Inc.	245,314
41,930	TASER International, Inc.(b)	1,265,867

		10,302,262

	Air Freight & Logistics—5.1%
19,807	Atlas Air Worldwide Holdings, Inc.(b)	965,393
19,102	Echo Global Logistics, Inc.(b)	552,048
24,335	Forward Air Corp.	1,225,754
27,374	Hub Group, Inc., Class A(b)	1,092,223
73,253	UTi Worldwide, Inc.(b)	661,474

		4,496,892

	Airlines—3.1%
10,844	Allegiant Travel Co.	1,667,374
40,030	Republic Airways Holdings, Inc.(b)	489,967
40,989	SkyWest, Inc.	559,500

		2,716,841

	Building Products—7.3%
33,233	AAON, Inc.	796,595

Number of Shares		Value
	Common Stocks (continued)
	Building Products (continued)
10,031	American Woodmark Corp.(b)	$508,572
23,151	Apogee Enterprises, Inc.	1,218,206
23,200	Gibraltar Industries, Inc.(b)	384,192
33,490	Griffon Corp.	562,967
38,020	PGT, Inc.(b)	430,386
27,042	Quanex Building Products Corp.	521,910
33,454	Simpson Manufacturing Co., Inc.	1,096,622
15,955	Universal Forest Products, Inc.	882,631

		6,402,081

	Commercial Services & Supplies—17.3%
41,575	ABM Industries, Inc.	1,332,479
38,084	Brady Corp., Class A	1,014,177
38,781	Brink’s Co. (The)	1,026,533
15,917	G&K Services, Inc., Class A	1,123,740
56,895	Healthcare Services Group, Inc.	1,722,212
53,143	Interface, Inc.	1,154,797
23,696	Matthews International Corp., Class A	1,149,967
36,852	Mobile Mini, Inc.	1,420,276
49,231	Tetra Tech, Inc.	1,334,652
12,519	UniFirst Corp.	1,417,526
30,789	United Stationers, Inc.	1,250,341
17,270	US Ecology, Inc.	810,136
16,024	Viad Corp.	425,758

		15,182,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P SmallCap Industrials Portfolio (PSCI) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Construction & Engineering—5.5%
29,813	Aegion Corp.(b)	$549,155
29,598	Comfort Systems USA, Inc.	612,383
27,159	Dycom Industries, Inc.(b)	1,248,771
50,284	EMCOR Group, Inc.	2,244,175
21,973	Orion Marine Group, Inc.(b)	185,013

		4,839,497

	Electrical Equipment—7.1%
20,531	AZZ, Inc.	952,433
14,890	Encore Wire Corp.	670,199
35,273	EnerSys	2,395,037
31,507	Franklin Electric Co., Inc.	1,139,293
39,017	General Cable Corp.	636,367
7,414	Powell Industries, Inc.	246,071
13,277	Vicor Corp.(b)	202,474

		6,241,874

	Machinery—22.8%
49,245	Actuant Corp., Class A	1,173,016
22,850	Albany International Corp., Class A	895,720
15,015	Astec Industries, Inc.	631,831
39,255	Barnes Group, Inc.	1,574,125
35,930	Briggs & Stratton Corp.	702,432
14,119	CIRCOR International, Inc.	771,462
19,322	EnPro Industries, Inc.	1,236,801
20,853	ESCO Technologies, Inc.	765,305
50,089	Federal Signal Corp.	787,399
50,266	Hillenbrand, Inc.	1,477,318
23,406	John Bean Technologies Corp.	903,238
9,594	Lindsay Corp.	759,749
13,830	Lydall, Inc.(b)	371,197
45,448	Mueller Industries, Inc.	1,592,498
10,197	Standex International Corp.	824,631
14,703	Tennant Co.	945,256
42,925	Titan International, Inc.	445,991
44,444	Toro Co. (The)	2,979,526
22,626	Watts Water Technologies, Inc., Class A	1,234,248

		20,071,743

	Marine—1.6%
34,639	Matson, Inc.	1,402,880

	Professional Services—9.6%
11,598	CDI Corp.	158,197
10,276	Exponent, Inc.	910,556
13,110	Heidrick & Struggles International, Inc.	315,427
18,005	Insperity, Inc.	867,121
23,795	Kelly Services, Inc., Class A	390,714
40,250	Korn/Ferry International	1,269,082
38,393	Navigant Consulting, Inc.(b)	555,163
37,028	On Assignment, Inc.(b)	1,245,992
30,056	Resources Connection, Inc.	473,682
33,168	TrueBlue, Inc.(b)	954,575
26,389	WageWorks, Inc.(b)	1,330,006

		8,470,515

	Road & Rail—5.5%
19,295	ArcBest Corp.	688,832
17,579	Celadon Group, Inc.	454,241

Number of Shares		Value
	Common Stocks (continued)
	Road & Rail (continued)
44,159	Heartland Express, Inc.	$923,806
48,592	Knight Transportation, Inc.	1,404,309
22,166	Roadrunner Transportation Systems, Inc.(b)	542,402
19,703	Saia, Inc.(b)	802,897

		4,816,487

	Trading Companies & Distributors—3.4%
32,829	Applied Industrial Technologies, Inc.	1,371,267
10,279	DXP Enterprises, Inc.(b)	463,069
21,669	Kaman Corp.	903,814
6,515	Veritiv Corp.(b)	258,906

		2,997,056

	Total Common Stocks (Cost $79,313,124)	87,940,722

	Money Market Fund—0.0%
9,751	Invesco Premier Portfolio—Institutional Class(c) (Cost $9,751)	9,751

	Total Investments (Cost $79,322,875)—100.0%	87,950,473
	Other assets less liabilities—(0.0)%	(10,957)

	Net Assets—100.0%	$87,939,516

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Electronic Equipment, Instruments & Components	24.9
Semiconductors & Semiconductor Equipment	22.4
Software	17.9
IT Services	12.5
Internet Software & Services	11.5
Communications Equipment	7.0
Technology Hardware, Storage & Peripherals	3.8
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Communications Equipment—7.0%
133,443	ADTRAN, Inc.	$2,216,488
26,699	Bel Fuse, Inc., Class B	548,131
38,362	Black Box Corp.	763,404
89,764	CalAmp Corp.(b)	1,769,248
40,590	Comtech Telecommunications Corp.	1,173,051
60,823	Digi International, Inc.(b)	614,312
221,329	Harmonic, Inc.(b)	1,551,516
147,155	Ixia(b)	1,762,917
86,685	NETGEAR, Inc.(b)	2,623,955
109,441	ViaSat, Inc.(b)	6,579,593

		19,602,615

	Electronic Equipment, Instruments & Components—24.9%
37,029	Agilysys, Inc.(b)	348,443
68,117	Anixter International, Inc.(b)	4,809,060
36,093	Badger Meter, Inc.	2,245,707
131,490	Benchmark Electronics, Inc.(b)	3,093,960
104,452	Checkpoint Systems, Inc.	1,082,123
61,757	Coherent, Inc.(b)	3,705,420
83,509	CTS Corp.	1,498,151
98,034	Daktronics, Inc.	1,051,905
42,914	DTS, Inc.(b)	1,538,467
66,788	Electro Scientific Industries, Inc.	380,692
74,194	Fabrinet (Thailand)(b)	1,343,653
43,242	FARO Technologies, Inc.(b)	1,722,329
129,538	II-VI, Inc.(b)	2,304,481
99,268	Insight Enterprises, Inc.(b)	2,841,050
56,416	Littelfuse, Inc.	5,528,204
81,011	Mercury Systems, Inc.(b)	1,118,762
95,757	Methode Electronics, Inc.	4,065,842
37,491	MTS Systems Corp.	2,646,115

Number of Shares		Value
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
98,946	Newport Corp.(b)	$1,886,900
46,487	OSI Systems, Inc.(b)	3,124,391
52,303	Park Electrochemical Corp.	1,136,021
84,044	Plexus Corp.(b)	3,618,094
70,150	Rofin-Sinar Technologies, Inc.(b)	1,659,749
45,986	Rogers Corp.(b)	3,343,642
207,695	Sanmina Corp.(b)	4,222,439
71,566	ScanSource, Inc.(b)	2,851,905
70,050	SYNNEX Corp.	5,358,825
133,643	TTM Technologies, Inc.(b)	1,249,562

		69,775,892

	Internet Software & Services—11.5%
102,489	Blucora, Inc.(b)	1,401,025
83,452	comScore, Inc.(b)	4,369,547
111,313	Dealertrack Technologies, Inc.(b)	4,375,714
94,417	DHI Group, Inc.(b)	717,569
114,433	j2 Global, Inc.	7,938,217
61,383	Liquidity Services, Inc.(b)	574,545
124,189	LivePerson, Inc.(b)	1,167,377
61,088	LogMeIn, Inc.(b)	3,920,628
226,776	Monster Worldwide, Inc.(b)	1,335,711
151,807	NIC, Inc.	2,580,719
86,657	QuinStreet, Inc.(b)	470,547
36,552	Stamps.com, Inc.(b)	2,262,203
60,416	XO Group, Inc.(b)	982,364

		32,096,166

	IT Services—12.5%
60,336	CACI International, Inc., Class A(b)	5,324,049
111,886	Cardtronics, Inc.(b)	4,221,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P SmallCap Information Technology Portfolio (PSCT) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	IT Services (continued)
176,759	Ciber, Inc.(b)	$623,959
85,722	CSG Systems International, Inc.	2,496,225
78,722	ExlService Holdings, Inc.(b)	2,710,398
27,043	Forrester Research, Inc.	940,826
90,893	Heartland Payment Systems, Inc.	4,626,454
88,856	iGATE Corp.(b)	4,225,991
58,842	ManTech International Corp., Class A	1,719,952
87,984	Perficient, Inc.(b)	1,815,110
97,286	Sykes Enterprises, Inc.(b)	2,435,068
43,426	TeleTech Holdings, Inc.	1,126,470
67,265	Virtusa Corp.(b)	2,677,147

		34,943,108

	Semiconductors & Semiconductor Equipment—22.4%
95,504	Advanced Energy Industries, Inc.(b)	2,336,028
168,087	Brooks Automation, Inc.	1,808,616
59,160	Cabot Microelectronics Corp.(b)	2,798,268
50,421	CEVA, Inc.(b)	1,043,715
156,651	Cirrus Logic, Inc.(b)	5,291,671
64,182	Cohu, Inc.	671,986
91,607	Diodes, Inc.(b)	2,447,739
53,966	DSP Group, Inc.(b)	614,133
118,468	Exar Corp.(b)	1,169,279
151,410	Kopin Corp.(b)	502,681
191,702	Kulicke & Soffa Industries, Inc. (Singapore)(b)	2,896,617
111,293	Micrel, Inc.	1,513,585
237,470	Microsemi Corp.(b)	7,921,999
132,841	MKS Instruments, Inc.	4,624,195
90,178	Monolithic Power Systems, Inc.	4,673,926
59,562	Nanometrics, Inc.(b)	920,829
50,802	Pericom Semiconductor Corp.	636,041
73,241	Power Integrations, Inc.	3,624,697
80,588	Rudolph Technologies, Inc.(b)	1,033,944
91,675	Synaptics, Inc.(b)	7,766,706
117,575	Tessera Technologies, Inc.	4,245,633
68,417	Ultratech, Inc.(b)	1,365,603
100,786	Veeco Instruments, Inc.(b)	2,974,195

		62,882,086

	Software—17.9%
115,634	Blackbaud, Inc.	5,842,986
94,306	Bottomline Technologies (de), Inc.(b)	2,523,629
73,270	Ebix, Inc.	1,999,538
79,545	Epiq Systems, Inc.	1,424,651
42,822	Interactive Intelligence Group, Inc.(b)	1,883,312
185,367	Manhattan Associates, Inc.(b)	9,742,889
22,625	MicroStrategy, Inc., Class A(b)	4,120,465
98,209	Monotype Imaging Holdings, Inc.	3,182,954
93,658	NetScout Systems, Inc.(b)	3,849,344
126,521	Progress Software Corp.(b)	3,340,154
91,325	Synchronoss Technologies, Inc.(b)	4,189,991
210,674	Take-Two Interactive Software, Inc.(b)	4,992,974
91,178	Tangoe, Inc.(b)	1,247,315
72,514	VASCO Data Security International, Inc.(b)	1,843,306

		50,183,508

	Technology Hardware, Storage & Peripherals—3.8%
117,100	Electronics for Imaging, Inc.(b)	4,886,583
218,108	QLogic Corp.(b)	3,206,188

Number of Shares		Value
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals (continued)
88,324	Super Micro Computer, Inc.(b)	$2,541,081

		10,633,852

	Total Common Stocks (Cost $241,767,357)	280,117,227

	Money Market Fund—0.0%
16,699	Invesco Premier Portfolio—Institutional Class(c) (Cost $16,699)	16,699

	Total Investments (Cost $241,784,056)—100.0%	280,133,926
	Other assets less liabilities—(0.0)%	(34,733)

	Net Assets—100.0%	$280,099,193

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P SmallCap Materials Portfolio (PSCM)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Chemicals	43.6
Metals & Mining	26.1
Paper & Forest Products	25.7
Construction Materials	3.5
Containers & Packaging	1.1
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Chemicals—43.6%
16,043	A. Schulman, Inc.	$681,025
13,981	American Vanguard Corp.	152,533
17,058	Balchem Corp.	894,180
29,095	Calgon Carbon Corp.	645,618
27,337	Flotek Industries, Inc.(b)	390,646
12,282	FutureFuel Corp.	133,505
27,733	H.B. Fuller Co.	1,158,407
5,218	Hawkins, Inc.	205,850
11,840	Innophos Holdings, Inc.	625,626
30,977	Intrepid Potash, Inc.(b)	388,142
11,289	Koppers Holdings, Inc.	253,777
17,353	Kraton Performance Polymers, Inc.(b)	391,137
10,733	LSB Industries, Inc.(b)	455,187
16,670	OM Group, Inc.	500,767
7,334	Quaker Chemical Corp.	610,335
23,593	Rayonier Advanced Materials, Inc.	394,239
10,543	Stepan Co.	536,955
14,027	Tredegar Corp.	287,133
12,697	Zep, Inc.	252,416

		8,957,478

	Construction Materials—3.5%
40,624	Headwaters, Inc.(b)	714,170

	Containers & Packaging—1.1%
13,712	Myers Industries, Inc.	221,723

	Metals & Mining—26.1%
9,603	A.M. Castle & Co.(b)	37,644
97,927	AK Steel Holding Corp.(b)	497,469
28,453	Century Aluminum Co.(b)	366,759
35,368	Globe Specialty Metals, Inc.	704,531
6,856	Haynes International, Inc.	304,886
9,705	Kaiser Aluminum Corp.	779,991
11,072	Materion Corp.	442,769
5,025	Olympic Steel, Inc.	55,024
16,957	RTI International Metals, Inc.(b)	638,431
66,433	Stillwater Mining Co.(b)	892,195

Number of Shares		Value
	Common Stocks (continued)
	Metals & Mining (continued)
36,551	SunCoke Energy, Inc.	$640,739

		5,360,438

	Paper & Forest Products—25.7%
21,761	Boise Cascade Co.(b)	755,107
10,539	Clearwater Paper Corp.(b)	674,180
6,098	Deltic Timber Corp.	390,272
46,609	KapStone Paper and Packaging Corp.	1,302,721
9,205	Neenah Paper, Inc.	556,626
23,756	P.H. Glatfelter Co.	589,149
16,827	Schweitzer-Mauduit International, Inc.	743,922
27,572	Wausau Paper Corp.	256,971

		5,268,948

	Total Investments (Cost $23,069,799)—100.0%	20,522,757
	Other assets less liabilities—0.0%	3,400

	Net Assets—100.0%	$20,526,157

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

April 30, 2015

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Gas Utilities	39.7
Diversified Telecommunication Services	23.8
Electric Utilities	17.9
Multi-Utilities	12.3
Water Utilities	4.2
Wireless Telecommunication Services	2.1
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Diversified Telecommunication Services—23.8%
178,182	8x8, Inc.(b)	$1,555,529
19,885	Atlantic Tele-Network, Inc.	1,312,808
415,518	Cincinnati Bell, Inc.(b)	1,425,227
81,333	Consolidated Communications Holdings, Inc.	1,713,686
61,157	General Communication, Inc., Class A(b)	969,950
156,518	Iridium Communications, Inc.(b)	1,591,788
40,545	Lumos Networks Corp.	573,306

		9,142,294

	Electric Utilities—17.9%
32,276	ALLETE, Inc.	1,623,483
46,890	El Paso Electric Co.	1,744,777
70,123	UIL Holdings Corp.	3,497,735

		6,865,995

	Gas Utilities—39.7%
33,969	Laclede Group, Inc. (The)	1,764,010
105,929	New Jersey Resources Corp.	3,231,894
37,670	Northwest Natural Gas Co.	1,759,189
97,694	Piedmont Natural Gas Co., Inc.	3,657,663
31,704	South Jersey Industries, Inc.	1,672,386
57,836	Southwest Gas Corp.	3,180,980

		15,266,122

	Multi-Utilities—12.3%
51,546	Avista Corp.	1,681,430
58,331	NorthWestern Corp.	3,038,462

		4,719,892

	Water Utilities—4.2%
42,256	American States Water Co.	1,622,208

Number of Shares		Value
	Common Stocks (continued)
	Wireless Telecommunication Services—2.1%
42,991	Spok Holdings, Inc.	$809,306

	Total Investments (Cost $30,749,522)—100.0%	38,425,817
	Other assets less liabilities—0.0%	11,830

	Net Assets—100.0%	$38,437,647

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities

April 30, 2015

(Unaudited)

	PowerShares DWA SmallCap Momentum Portfolio (DWAS)	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)
Assets:
Unaffiliated investments, at value(a)	$418,924,131	$122,118,478	$33,841,115	$56,896,808
Affiliated investments, at value	13,982,548	5,995,986	—	—

Total investments, at value	432,906,679	128,114,464	33,841,115	56,896,808
Cash	14,324	—	—	—
Receivables:
Shares sold	2,038,866	—	—	—
Dividends	48,951	49,562	47,562	4,178
Securities lending	47,071	6,930	—	—
Foreign tax reclaims	1,694	—	—	—
Investments sold	—	—	326,298	—

Total Assets	435,057,585	128,170,956	34,214,975	56,900,986

Liabilities:
Due to custodian	—	15,158	23,546	11,250
Payables:
Collateral upon return of securities loaned	13,952,190	5,995,986	—	—
Investments purchased	2,036,624	—	126,663	—
Accrued unitary management fees	210,310	29,937	9,002	12,340

Total Liabilities	16,199,124	6,041,081	159,211	23,590

Net Assets	$418,858,461	$122,129,875	$34,055,764	$56,877,396

Net Assets Consist of:
Shares of beneficial interest	$439,786,845	$104,461,181	$32,712,884	$78,005,661
Undistributed net investment income.	458,547	237,968	82,681	17,599
Undistributed net realized gain (loss)	(46,982,923)	2,400,985	1,582,303	(16,144,493)
Net unrealized appreciation (depreciation)	25,595,992	15,029,741	(322,104)	(5,001,371)

Net Assets	$418,858,461	$122,129,875	$34,055,764	$56,877,396

Shares outstanding (unlimited amount authorized, $0.01 par value)	10,600,000	2,350,000	650,000	1,800,000
Net asset value	$39.51	$51.97	$52.39	$31.60

Market price	$39.48	$51.97	$52.39	$31.60

Unaffiliated investments, at cost	$393,328,139	$107,088,737	$34,163,219	$61,898,179

Affiliated investments, at cost	$13,982,548	$5,995,986	$—	$—

Total investments, at cost	$407,310,687	$113,084,723	$34,163,219	$61,898,179

(a) Includes securities on loan with an aggregate value of:	$12,874,394	$5,800,626	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)

$114,412,647	$208,012,478	$87,940,722	$280,117,227	$20,522,757	$38,425,817
11,609	19,681	9,751	16,699	—	—

114,424,256	208,032,159	87,950,473	280,133,926	20,522,757	38,425,817
—	—	—	—	—	—

—	10,394,392	—	—	—	—
126,270	38,269	16,832	37,660	14,663	48,998
—	—	—	—	—	—
—	—	—	—	—	—
264,019	—	138,279	684,501	—	—

114,814,545	218,464,820	88,105,584	280,856,087	20,537,420	38,474,815

—	—	—	—	6,145	27,762

—	—	—	—	—	—
376,941	10,395,364	144,562	689,356	—	—
27,984	48,165	21,506	67,538	5,118	9,406

404,925	10,443,529	166,068	756,894	11,263	37,168

$114,409,620	$208,021,291	$87,939,516	$280,099,193	$20,526,157	$38,437,647

$87,645,146	$171,687,559	$76,287,669	$235,991,182	$22,968,337	$30,925,613
471,851	12,593	39,412	66,341	20,653	139,273
(926,437)	2,980,292	2,984,837	5,691,800	84,209	(303,534)
27,219,060	33,340,847	8,627,598	38,349,870	(2,547,042)	7,676,295

$114,409,620	$208,021,291	$87,939,516	$280,099,193	$20,526,157	$38,437,647

2,800,000	3,150,000	1,900,000	5,450,000	500,000	1,000,000
$40.86	$66.04	$46.28	$51.39	$41.05	$38.44

$40.88	$66.04	$46.22	$51.42	$41.07	$38.47

$87,193,587	$174,671,631	$79,313,124	$241,767,357	$23,069,799	$30,749,522

$11,609	$19,681	$9,751	$16,699	$—	$—

$87,205,196	$174,691,312	$79,322,875	$241,784,056	$23,069,799	$30,749,522

$—	$—	$—	$—	$—	$—

21

Statements of Operations

For the six months ended April 30, 2015

(Unaudited)

	PowerShares DWA SmallCap Momentum Portfolio (DWAS)	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)
Investment Income:
Unaffiliated dividend income	$1,211,876	$774,272	$207,670	$127,882
Security lending income	273,233	45,720	—	—
Foreign withholding tax	—	—	—	(811)

Total Income	1,485,109	819,992	207,670	127,071

Expenses:
Unitary management fees	979,404	148,993	54,503	53,524

Less: Waivers	(128)	(60)	(17)	(7)

Net Expenses	979,276	148,933	54,486	53,517

Net Investment Income	505,833	671,059	153,184	73,554

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(19,841,539)	(156,013)	(317,447)	(5,327,956)
In-kind redemptions	23,768,185	4,337,693	2,249,606	—

Net realized gain (loss)	3,926,646	4,181,680	1,932,159	(5,327,956)

Net change in unrealized appreciation (depreciation) on investment securities	(968,920)	3,821,764	(2,096,073)	3,312,994

Net realized and unrealized gain (loss)	2,957,726	8,003,444	(163,914)	(2,014,962)

Net increase (decrease) in net assets resulting from operations	$3,463,559	$8,674,503	$(10,730)	$(1,941,408)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)

$1,951,653	$293,954	$666,508	$574,200	$140,572	$575,108
—	—	—	—	—	—
(631)	—	—	—	—	—

1,951,022	293,954	666,508	574,200	140,572	575,108

166,355	250,921	133,819	371,200	36,355	57,663

(51)	(72)	(23)	(52)	(8)	(11)

166,304	250,849	133,796	371,148	36,347	57,652

1,784,718	43,105	532,712	203,052	104,225	517,456

(178,594)	(1,718,217)	(254,525)	(337,785)	(402,394)	(296,085)
1,555,899	6,337,633	4,881,615	12,570,957	1,002,060	1,257,809

1,377,305	4,619,416	4,627,090	12,233,172	599,666	961,724

(1,826,022)	14,083,843	(1,768,613)	4,430,702	(2,479,168)	(770,655)

(448,717)	18,703,259	2,858,477	16,663,874	(1,879,502)	191,069

$1,336,001	$18,746,364	$3,391,189	$16,866,926	$(1,775,277)	$708,525

23

Statements of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares DWA SmallCap Momentum Portfolio (DWAS)		PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income	$505,833	$187,267	$671,059	$763,426
Net realized gain (loss)	3,926,646	(7,791,356)	4,181,680	19,836,520
Net change in unrealized appreciation (depreciation)	(968,920)	(5,259,970)	3,821,764	(17,461,256)

Net increase (decrease) in net assets resulting from operations	3,463,559	(12,864,059)	8,674,503	3,138,690

Distributions to Shareholders from:
Net investment income	(47,286)	(207,003)	(590,564)	(677,116)
Net realized gains	—	—	—	—
Return of capital	—	(136,683)	—	—

Total distributions to shareholders	(47,286)	(343,686)	(590,564)	(677,116)

Shareholder Transactions:
Proceeds from shares sold	264,158,605	203,215,850	32,010,124	40,321,607
Value of shares repurchased	(141,233,601)	(402,536,898)	(10,112,321)	(52,832,637)

Net increase (decrease) in net assets resulting from shares transactions	122,925,004	(199,321,048)	21,897,803	(12,511,030)

Increase (Decrease) in Net Assets	126,341,277	(212,528,793)	29,981,742	(10,049,456)

Net Assets:
Beginning of period	292,517,184	505,045,977	92,148,133	102,197,589

End of period	$418,858,461	$292,517,184	$122,129,875	$92,148,133

Undistributed net investment income at end of period	$458,547	$—	$237,968	$157,473

Changes in Shares Outstanding:
Shares sold	6,500,000	5,200,000	600,000	850,000
Shares repurchased	(3,550,000)	(11,150,001)	(200,000)	(1,150,000)
Shares outstanding, beginning of period	7,650,000	13,600,001	1,950,000	2,250,000

Shares outstanding, end of period	10,600,000	7,650,000	2,350,000	1,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)		PowerShares S&P SmallCap Energy Portfolio (PSCE)		PowerShares S&P SmallCap Financials Portfolio (PSCF)		PowerShares S&P SmallCap Health Care Portfolio (PSCH)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014

$153,184	$210,106	$73,554	$35,539	$1,784,718	$2,476,234	$43,105	$141,605
1,932,159	7,632,092	(5,327,956)	1,551,315	1,377,305	1,868,178	4,619,416	39,262,515
(2,096,073)	(5,019,624)	3,312,994	(11,272,819)	(1,826,022)	5,380,014	14,083,843	(12,286,159)

(10,730)	2,822,574	(1,941,408)	(9,685,965)	1,336,001	9,724,426	18,746,364	27,117,961

(159,495)	(207,301)	(55,955)	(17,300)	(1,678,544)	(2,634,796)	(74,412)	(125,592)
(487,207)	—	—	—	—	(77,662)	(3,889,593)	—
—	—	—	(4,640)	—	—	—	—

(646,702)	(207,301)	(55,955)	(21,940)	(1,678,544)	(2,712,458)	(3,964,005)	(125,592)

18,693,430	42,197,537	28,593,924	17,822,356	6,234,300	19,531,664	46,564,373	69,523,254
(16,275,683)	(58,668,397)	—	(26,112,756)	(6,234,721)	(9,760,305)	(18,525,816)	(109,478,843)

2,417,747	(16,470,860)	28,593,924	(8,290,400)	(421)	9,771,359	28,038,557	(39,955,589)

1,760,315	(13,855,587)	26,596,561	(17,998,305)	(342,964)	16,783,327	42,820,916	(12,963,220)

32,295,449	46,151,036	30,280,835	48,279,140	114,752,584	97,969,257	165,200,375	178,163,595

$34,055,764	$32,295,449	$56,877,396	$30,280,835	$114,409,620	$114,752,584	$208,021,291	$165,200,375

$82,681	$88,992	$17,599	$—	$471,851	$365,677	$12,593	$43,900

350,000	850,000	1,000,000	350,000	150,000	500,000	700,000	1,250,000
(300,000)	(1,200,000)	—	(550,000)	(150,000)	(250,000)	(300,000)	(2,000,000)
600,000	950,000	800,000	1,000,000	2,800,000	2,550,000	2,750,000	3,500,000

650,000	600,000	1,800,000	800,000	2,800,000	2,800,000	3,150,000	2,750,000

25

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares S&P SmallCap Industrials Portfolio (PSCI)		PowerShares S&P SmallCap Information Technology Portfolio (PSCT)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income	$532,712	$834,733	$203,052	$488,008
Net realized gain	4,627,090	5,966,721	12,233,172	26,552,386
Net change in unrealized appreciation (depreciation)	(1,768,613)	(2,335,814)	4,430,702	4,030,338

Net increase (decrease) in net assets resulting from operations	3,391,189	4,465,640	16,866,926	31,070,732

Distributions to Shareholders from:
Net investment income	(623,183)	(762,996)	(210,333)	(471,499)

Shareholder Transactions:
Proceeds from shares sold	4,608,493	49,048,765	70,188,460	76,868,743
Value of shares repurchased	(20,434,674)	(25,780,785)	(32,445,941)	(91,786,214)

Net increase (decrease) in net assets resulting from shares transactions	(15,826,181)	23,267,980	37,742,519	(14,917,471)

Increase (Decrease) in Net Assets	(13,058,175)	26,970,624	54,399,112	15,681,762

Net Assets:
Beginning of period	100,997,691	74,027,067	225,700,081	210,018,319

End of period	$87,939,516	$100,997,691	$280,099,193	$225,700,081

Undistributed net investment income at end of period	$39,412	$129,883	$66,341	$73,622

Changes in Shares Outstanding:
Shares sold	100,000	1,100,000	1,400,000	1,700,000
Shares repurchased	(450,000)	(600,000)	(650,000)	(2,050,000)
Shares outstanding, beginning of period	2,250,000	1,750,000	4,700,000	5,050,000

Shares outstanding, end of period	1,900,000	2,250,000	5,450,000	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares S&P SmallCap Materials Portfolio (PSCM)		PowerShares S&P SmallCap Utilities Portfolio (PSCU)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014

$104,225	$286,427	$517,456	$1,013,859
599,666	2,288,387	961,724	1,322,479
(2,479,168)	(1,663,452)	(770,655)	2,810,881

(1,775,277)	911,362	708,525	5,147,219

(154,803)	(227,942)	(588,680)	(957,249)

—	50,738,005	1,960,132	8,862,303
(28,108,151)	(19,011,318)	(3,901,570)	(5,366,354)

(28,108,151)	31,726,687	(1,941,438)	3,495,949

(30,038,231)	32,410,107	(1,821,593)	7,685,919

50,564,388	18,154,281	40,259,240	32,573,321

$20,526,157	$50,564,388	$38,437,647	$40,259,240

$20,653	$71,231	$139,273	$210,497

—	1,150,000	50,000	250,000
(650,000)	(450,000)	(100,000)	(150,000)
1,150,000	450,000	1,050,000	950,000

500,000	1,150,000	1,000,000	1,050,000

27

Financial Highlights

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			For the Period July 16, 2012(a) Through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$38.24		$37.14	$25.87		$24.85
Net investment income(b)	0.06		0.01	0.04		0.03
Net realized and unrealized gain on investments	1.22		1.11	11.50		0.99	(c)
Total from investment operations	1.28		1.12	11.54		1.02
Distributions to shareholders from:
Net investment income	(0.01)		(0.01)	(0.27)		—
Return of capital	—		(0.01)	—		—
Total distributions	(0.01)		(0.02)	(0.27)		—
Net asset value at end of period	$39.51		$38.24	$37.14		$25.87
Market price at end of period(d)	$39.48		$38.24	$37.22		$25.80
Net Asset Value Total Return(e)	3.34%		3.03%	44.98%		4.10	%(f)
Market Price Total Return(e)	3.26%		2.80%	45.69%		3.82	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$418,858		$292,517	$505,046		$14,231
Ratio to average net assets of:
Expenses	0.60	%(g)	0.60%	0.60	%(h)	0.60	%(g)
Net investment income	0.31	%(g)	0.04%	0.10%		0.41	%(g)
Portfolio turnover rate(i)	69%		168%	145%		18%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (July 19, 2012, the first day of trading on the exchange) to October 31, 2012 was 3.52%. The market price total return from Fund Inception to October 31, 2012 was 3.12%.
(g)	Annualized.
(h)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total returns.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights (continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				For the Period April 5, 2010(a) Through October 31, 2010
			2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$47.26		$45.42	$32.18	$27.16	$24.96	$25.61
Net investment income(b)	0.33		0.32	0.40	0.15	0.17	0.05
Net realized and unrealized gain (loss) on investments	4.67		1.80	13.25	5.03	2.18	(0.70	)(c)
Total from investment operations	5.00		2.12	13.65	5.18	2.35	(0.65)
Distributions to shareholders from:
Net investment income	(0.29)		(0.28)	(0.41)	(0.16)	(0.15)	—
Net asset value at end of period	$51.97		$47.26	$45.42	$32.18	$27.16	$24.96
Market price at end of period(d)	$51.97		$47.27	$45.52	$32.18	$27.19	$24.96
Net Asset Value Total Return(e)	10.58%		4.66%	42.81%	19.17%	9.39%	(2.54	)%(f)
Market Price Total Return(e)	10.56%		4.45%	43.13%	19.04%	9.51%	(2.54	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$122,130		$92,148	$102,198	$61,151	$43,450	$31,206
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.30%	0.29%	0.29%	0.29	%(g)
Net investment income	1.31	%(g)	0.69%	1.04%	0.50%	0.61%	0.41	%(g)
Portfolio turnover rate(h)	6%		13%	10%	8%	8%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was (3.37)%. The market price total return from Fund Inception to October 31, 2010 was (3.29)%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				For the Period April 5, 2010(a) Through October 31, 2010
			2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$53.83		$48.58	$34.23	$30.81	$27.42	$25.40
Net investment income(b)	0.22		0.28	0.28	0.34	0.33	0.09
Net realized and unrealized gain (loss) on investments	(0.73)		5.21	14.31	3.30	3.37	1.98
Total from investment operations	(0.51)		5.49	14.59	3.64	3.70	2.07
Distributions to shareholders from:
Net investment income	(0.23)		(0.24)	(0.24)	(0.22)	(0.31)	(0.05)
Net realized gains	(0.70)		—	—	—	—	—
Total distributions	(0.93)		(0.24)	(0.24)	(0.22)	(0.31)	(0.05)
Net asset value at end of period	$52.39		$53.83	$48.58	$34.23	$30.81	$27.42
Market price at end of period(c)	$52.39		$53.82	$48.68	$34.14	$30.84	$27.44
Net Asset Value Total Return(d)	(1.03)%		11.34%	42.83%	11.86%	13.53%	8.15	%(e)
Market Price Total Return(d)	(1.01)%		11.08%	43.51%	11.45%	13.55%	8.23	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,056		$32,295	$46,151	$29,097	$12,324	$5,485
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.30%	0.29%	0.29%	0.29	%(f)
Net investment income	0.82	%(f)	0.57%	0.69%	1.01%	1.07%	0.61	%(f)
Portfolio turnover rate(g)	17%		33%	23%	14%	30%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 8.15%. The market price total return from Fund Inception to October 31, 2010 was 8.23%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights (continued)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,						For the Period April 5, 2010(a) Through October 31, 2010
			2014		2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$37.85		$48.28		$32.77	$33.59		$26.33	$25.76
Net investment income(b)	0.06		0.04		0.29	0.01		0.11	0.00	(c)
Net realized and unrealized gain (loss) on investments	(6.24)		(10.45)		15.47	(0.81)		7.57 (d)	0.57
Total from investment operations	(6.18)		(10.41)		15.76	(0.80)		7.68	0.57
Distributions to shareholders from:
Net investment income	(0.07)		(0.02)		(0.25)	(0.02)		(0.24)	—
Return of capital	—		(0.00	)(e)	—	(0.00	)(e)	(0.18)	—
Total distributions	(0.07)		(0.02)		(0.25)	(0.02)		(0.42)	—
Net asset value at end of period	$31.60		$37.85		$48.28	$32.77		$33.59	$26.33
Market price at end of period(f)	$31.60		$37.84		$48.42	$32.72		$33.62	$26.33
Net Asset Value Total Return(g)	(16.33)%		(21.57)%		48.41%	(2.37)%		29.21%	2.21	%(h)
Market Price Total Return(g)	(16.31)%		(21.82)%		49.07%	(2.61)%		29.33%	2.21	%(h)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$56,877		$30,281		$48,279	$39,320		$57,106	$7,899
Ratio to average net assets of:
Expenses	0.29	%(i)	0.29%		0.29%	0.29%		0.29%	0.29	%(i)
Net investment income	0.40	%(i)	0.07%		0.74%	0.03%		0.28%	0.02	%(i)
Portfolio turnover rate(j)	19%		27%		38%	36%		46%	13%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(e)	Amount represents less than $(0.005).
(f)	The mean between the last bid and ask price.
(g)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(h)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 2.89%. The market price total return from Fund Inception to October 31, 2010 was 3.05%.
(i)	Annualized.
(j)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,						For the Period April 5, 2010(a) Through October 31, 2010
			2014		2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$40.98		$38.42		$30.41		$26.33	$25.04	$25.41
Net investment income(b)	0.64		0.89		0.88		0.60	0.57	0.24
Net realized and unrealized gain (loss) on investments	(0.16)		2.67		8.14		3.99	1.25	(0.46	)(c)
Total from investment operations	0.48		3.56		9.02		4.59	1.82	(0.22)
Distributions to shareholders from:
Net investment income	(0.60)		(0.97)		(1.01)		(0.51)	(0.53)	(0.15)
Net realized gains	—		(0.03)		—		—	—	—
Total distributions	(0.60)		(1.00)		(1.01)		(0.51)	(0.53)	(0.15)
Net asset value at end of period	$40.86		$40.98		$38.42		$30.41	$26.33	$25.04
Market price at end of period(d)	$40.88		$40.97		$38.50		$30.39	$26.36	$25.02
Net Asset Value Total Return(e)	1.15%		9.40%		30.26%		17.67%	7.33%	(0.84	)%(f)
Market Price Total Return(e)	1.23%		9.14%		30.62%		17.46%	7.54%	(0.92	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$114,410		$114,753		$97,969		$71,475	$60,557	$50,080
Ratio to average net assets of:
Expenses	0.29	%(g)(h)	0.29	%(h)	0.30	%(h)	0.29%	0.29%	0.29	%(g)
Net investment income	3.11	%(g)	2.31%		2.56%		2.05%	2.14%	1.90	%(g)
Portfolio turnover rate(i)	7%		16%		24%		10%	13%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was (2.30)%. The market price total return from Fund Inception to October 31, 2010 was (2.42)%.
(g)	Annualized.
(h)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total returns.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				For the Period April 5, 2010(a) Through October 31, 2010
			2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$60.07		$50.90	$34.33	$30.42	$25.31	$25.30
Net investment income (loss)(b)	0.02		0.04	0.15	0.01	(0.02)	(0.01)
Net realized and unrealized gain on investments	7.42		9.17	16.56	4.22	5.20	0.02
Total from investment operations	7.44		9.21	16.71	4.23	5.18	0.01
Distributions to shareholders from:
Net investment income	(0.03)		(0.04)	(0.14)	(0.32)	(0.07)	—
Net realized gains	(1.44)		—	—	—	—	—
Total distributions	(1.47)		(0.04)	(0.14)	(0.32)	(0.07)	—
Net asset value at end of period	$66.04		$60.07	$50.90	$34.33	$30.42	$25.31
Market price at end of period(c)	$66.04		$60.03	$50.99	$34.30	$30.46	$25.31
Net Asset Value Total Return(d)	12.64%		18.10%	48.85%	14.01%	20.51%	0.04	%(e)
Market Price Total Return(d)	12.72%		17.81%	49.25%	13.77%	20.67%	0.04	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$208,021		$165,200	$178,164	$121,865	$106,481	$45,564
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.30%	0.29%	0.29%	0.29	%(f)
Net investment income (loss)	0.05	%(f)	0.08%	0.35%	0.04%	(0.06)%	(0.08	)%(f)
Portfolio turnover rate(g)	7%		27%	16%	23%	15%	14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 0.92%. The market price total return from Fund Inception to October 31, 2010 was 1.00%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,					For the Period April 5, 2010(a) Through October 31, 2010
			2014	2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$44.89		$42.30	$30.61	$27.05		$25.88	$25.41
Net investment income(b)	0.26		0.34	0.32	0.42	(c)	0.19	0.12	(d)
Net realized and unrealized gain on investments	1.44		2.57	11.97	3.39		1.20	0.38
Total from investment operations	1.70		2.91	12.29	3.81		1.39	0.50
Distributions to shareholders from:
Net investment income	(0.31)		(0.32)	(0.60)	(0.25)		(0.22)	(0.03)
Net asset value at end of period	$46.28		$44.89	$42.30	$30.61		$27.05	$25.88
Market price at end of period(e)	$46.22		$44.83	$42.38	$30.55		$27.07	$25.88
Net Asset Value Total Return(f)	3.80%		6.87%	40.72%	14.16%		5.34%	1.95	%(g)
Market Price Total Return(f)	3.80%		6.53%	41.27%	13.85%		5.42%	1.95	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$87,940		$100,998	$74,027	$18,363		$25,698	$21,994
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%	0.30%	0.29%		0.29%	0.29	%(h)
Net investment income	1.15	%(h)	0.78%	0.88%	1.44	%(c)	0.63%	0.95	%(d)(h)
Portfolio turnover rate(i)	3%		15%	30%	9%		9%	11%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $10.50 per share owned of Kaydon Corp. on March 27, 2012. Net investment income per share and the ratio of net investment income to average net excluding the special dividends are $0.26 and 0.88%, respectively.
(d)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Heartland Express, Inc. on October 5, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 0.68%, respectively.
(e)	The mean between the last bid and ask price.
(f)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(g)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 2.24%. The market price total return from Fund Inception to October 31, 2010 was 2.28%.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				For the Period April 5, 2010(a) Through October 31, 2010
			2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$48.02		$41.59	$29.62	$27.80	$26.39	$25.53
Net investment income(b)	0.04		0.09	0.08	0.22	0.01	0.06	(c)
Net realized and unrealized gain on investments	3.37		6.43	12.21	1.62	1.46 (d)	0.80
Total from investment operations	3.41		6.52	12.29	1.84	1.47	0.86
Distributions to shareholders from:
Net investment income	(0.04)		(0.09)	(0.32)	(0.02)	(0.05)	—
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.04)		(0.09)	(0.32)	(0.02)	(0.06)	—
Net asset value at end of period	$51.39		$48.02	$41.59	$29.62	$27.80	$26.39
Market price at end of period(e)	$51.42		$48.01	$41.67	$29.59	$27.80	$26.38
Net Asset Value Total Return(f)	7.11%		15.69%	41.86%	6.61%	5.56%	3.37	%(g)
Market Price Total Return(f)	7.19%		15.44%	42.28%	6.50%	5.60%	3.33	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$280,099		$225,700	$210,018	$78,506	$80,620	$35,626
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%	0.29%	0.29%	0.29%	0.29	%(h)
Net investment income	16	%(h)	0.21%	0.23%	0.74%	0.02%	0.48	%(c)(h)
Portfolio turnover rate(i)	3%		10%	17%	14%	9%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.25 per share owned of Anixter International, Inc. on October 28, 2010. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are less than $(0.005) and (0.005)%, respectively.
(d)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(e)	The mean between the last bid and ask price.
(f)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(g)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 3.33%. The market price total return from Fund Inception to October 31, 2010 was 3.33%.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,					For the Period April 5, 2010(a) Through October 31, 2010
			2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$43.97		$40.34	$30.23	$25.92	$26.22		$25.60
Net investment income(b)	0.17		0.28	0.32	0.19	0.16		0.10
Net realized and unrealized gain (loss) on investments	(2.81)		3.58	10.18	4.26	(0.20	)(c)	0.60	(c)
Total from investment operations	(2.64)		3.86	10.50	4.45	(0.04)		0.70
Distributions to shareholders from:
Net investment income	(0.28)		(0.23)	(0.39)	(0.14)	(0.26)		(0.08)
Net asset value at end of period	$41.05		$43.97	$40.34	$30.23	$25.92		$26.22
Market price at end of period(d)	$41.07		$43.95	$40.42	$30.22	$25.89		$26.22
Net Asset Value Total Return(e)	(6.02)%		9.56%	35.00%	17.24%	(0.21)%		2.79	%(f)
Market Price Total Return(e)	(5.93)%		9.30%	35.31%	17.34%	(0.33)%		2.79	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,526		$50,564	$18,154	$6,045	$6,481		$2,622
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.30%	0.29%	0.31%		0.29	%(g)
Net investment income	0.83	%(g)	0.63%	0.91%	0.68%	0.63%		0.70	%(g)
Portfolio turnover rate(h)	6%		12%	15%	14%	17%		28%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask price.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 2.23%. The market price total return from Fund Inception to October 31, 2010 was 2.23%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,					For the Period April 5, 2010(a) Through October 31, 2010
			2014	2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$38.34		$34.29	$31.10	$30.03		$27.50	$25.30
Net investment income(b)	0.50		1.00	1.00	1.13	(c)	0.91	0.40
Net realized and unrealized gain on investments	0.15		4.01	3.53	0.84		2.54	2.03
Total from investment operations	0.65		5.01	4.53	1.97		3.45	2.43
Distributions to shareholders from:
Net investment income	(0.55)		(0.96)	(1.34)	(0.90)		(0.92)	(0.23)
Net asset value at end of period	$38.44		$38.34	$34.29	$31.10		$30.03	$27.50
Market price at end of period(d)	$38.47		$38.33	$34.34	$31.07		$30.02	$27.49
Net Asset Value Total Return(e)	1.67%		14.87%	15.06%	6.66%		12.76%	9.70	%(f)
Market Price Total Return(e)	1.78%		14.68%	15.34%	6.59%		12.77%	9.66	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,438		$40,259	$32,573	$29,541		$46,548	$38,500
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.30%	0.29%		0.29%	0.29	%(g)
Net investment income	2.60	%(g)	2.86%	3.10%	3.70	%(c)	3.16%	3.14	%(g)
Portfolio turnover rate(h)	14%		34%	17%	6%		8%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Neutral Tandem, Inc. on October 31, 2012. Net investment income per share and the ratio of net investment income to average net excluding the special dividends are $0.97 and 3.17%, respectively.
(d)	The mean between the last bid and ask price.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinves-tment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the exchange) to October 31, 2010 was 9.05%. The market price total return from Fund Inception to October 31, 2010 was 9.01%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2015, the Trust offered sixty portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA SmallCap Momentum Portfolio (DWAS)	“DWA SmallCap Momentum Portfolio”
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	“S&P SmallCap Consumer Discretionary Portfolio”
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	“S&P SmallCap Consumer Staples Portfolio”
PowerShares S&P SmallCap Energy Portfolio (PSCE)	“S&P SmallCap Energy Portfolio”
PowerShares S&P SmallCap Financials Portfolio (PSCF)	“S&P SmallCap Financials Portfolio”
PowerShares S&P SmallCap Health Care Portfolio (PSCH)	“S&P SmallCap Health Care Portfolio”
PowerShares S&P SmallCap Industrials Portfolio (PSCI)	“S&P SmallCap Industrials Portfolio”
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	“S&P SmallCap Information Technology Portfolio”
PowerShares S&P SmallCap Materials Portfolio (PSCM)	“S&P SmallCap Materials Portfolio”
PowerShares S&P SmallCap Utilities Portfolio (PSCU)	“S&P SmallCap Utilities Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC, except for Shares of the DWA SmallCap Momentum Portfolio, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA SmallCap Momentum Portfolio	Dorsey Wright SmallCap Technical LeadersTM Index
S&P SmallCap Consumer Discretionary Portfolio	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples Portfolio	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy Portfolio	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials Portfolio	S&P SmallCap 600® Capped Financials Index
S&P SmallCap Health Care Portfolio	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials Portfolio	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology Portfolio	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials Portfolio	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities Portfolio	S&P SmallCap 600® Capped Utilities & Telecommunication Services Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

37

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

38

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except S&P SmallCap Consumer Discretionary Portfolio, S&P SmallCap Financials Portfolio and S&P SmallCap Information Technology Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax,

39

if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Securities Lending

During the six-month period ended April 30, 2015, DWA SmallCap Momentum Portfolio and S&P SmallCap Consumer Discretionary Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund (except for DWA SmallCap Momentum Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.29% of each Fund’s average daily net assets. DWA SmallCap Momentum Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

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For the six-month period ended April 30, 2015, the Adviser waived fees for each Fund in the following amounts:

DWA SmallCap Momentum Portfolio	$128
S&P SmallCap Consumer Discretionary Portfolio	60
S&P SmallCap Consumer Staples Portfolio	17
S&P SmallCap Energy Portfolio	7
S&P SmallCap Financials Portfolio	51
S&P SmallCap Health Care Portfolio	72
S&P SmallCap Industrials Portfolio	23
S&P SmallCap Information Technology Portfolio	52
S&P SmallCap Materials Portfolio	8
S&P SmallCap Utilities Portfolio	11

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA SmallCap Momentum Portfolio	Dorsey Wright & Associates, Inc.
S&P SmallCap Consumer Discretionary Portfolio	Standard & Poor’s
S&P SmallCap Consumer Staples Portfolio	Standard & Poor’s
S&P SmallCap Energy Portfolio	Standard & Poor’s
S&P SmallCap Financials Portfolio	Standard & Poor’s
S&P SmallCap Health Care Portfolio	Standard & Poor’s
S&P SmallCap Industrials Portfolio	Standard & Poor’s
S&P SmallCap Information Technology Portfolio	Standard & Poor’s
S&P SmallCap Materials Portfolio	Standard & Poor’s
S&P SmallCap Utilities Portfolio	Standard & Poor’s

Each Underlying Index name trademark is owned by the respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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As of April 30, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2014, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*	Utilized
DWA SmallCap Momentum Portfolio	$—	$50,713,815	$—	$50,713,815	$—
S&P SmallCap Consumer Discretionary Portfolio	8,689	—	—	8,689	591,458
S&P SmallCap Consumer Staples Portfolio	—	—	—	—	57,629
S&P SmallCap Energy Portfolio	2,406,357	2,389,186	4,986,149	9,781,692	—
S&P SmallCap Financials Portfolio	—	172,016	532,099	704,115	—
S&P SmallCap Health Care Portfolio	—	—	—	—	90,854
S&P SmallCap Industrials Portfolio	74,295	345,893	245,543	665,731	—
S&P SmallCap Information Technology Portfolio	567,102	1,213,060	1,576,782	3,356,944	—
S&P SmallCap Materials Portfolio	82,457	25,397	88,546	196,400	—
S&P SmallCap Utilities Portfolio	122,619	43,531	718,845	884,995	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required be the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended April 30, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA SmallCap Momentum Portfolio	$236,805,318	$237,351,521
S&P SmallCap Consumer Discretionary Portfolio	7,950,141	6,474,504
S&P SmallCap Consumer Staples Portfolio	6,386,821	7,957,831
S&P SmallCap Energy Portfolio	7,468,095	7,107,664
S&P SmallCap Financials Portfolio	8,247,199	9,285,051
S&P SmallCap Health Care Portfolio	12,839,184	19,321,184
S&P SmallCap Industrials Portfolio	3,127,121	3,658,543
S&P SmallCap Information Technology Portfolio	7,076,234	7,314,830
S&P SmallCap Materials Portfolio	1,544,094	1,603,774
S&P SmallCap Utilities Portfolio	5,700,887	5,645,316

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For the six-month period ended April 30, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA SmallCap Momentum Portfolio	$264,063,150	$139,841,826
S&P SmallCap Consumer Discretionary Portfolio	31,872,364	11,341,108
S&P SmallCap Consumer Staples Portfolio	18,658,298	15,295,615
S&P SmallCap Energy Portfolio	28,258,046	—
S&P SmallCap Financials Portfolio	6,233,212	4,988,889
S&P SmallCap Health Care Portfolio	46,566,078	15,981,271
S&P SmallCap Industrials Portfolio	4,607,383	19,976,290
S&P SmallCap Information Technology Portfolio	70,161,307	32,017,846
S&P SmallCap Materials Portfolio	—	28,090,666
S&P SmallCap Utilities Portfolio	1,940,506	4,014,975

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA SmallCap Momentum Portfolio	$42,117,784	$(16,717,546)	$25,400,238	$407,506,441
S&P SmallCap Consumer Discretionary Portfolio	20,342,678	(7,084,943)	13,257,735	114,856,729
S&P SmallCap Consumer Staples Portfolio	1,859,887	(2,531,846)	(671,959)	34,513,074
S&P SmallCap Energy Portfolio	4,249,668	(10,285,884)	(6,036,216)	62,933,024
S&P SmallCap Financials Portfolio	28,964,483	(3,345,050)	25,619,433	88,804,823
S&P SmallCap Health Care Portfolio	39,732,032	(8,023,221)	31,708,811	176,323,348
S&P SmallCap Industrials Portfolio	12,067,536	(4,416,460)	7,651,076	80,299,397
S&P SmallCap Information Technology Portfolio	47,519,290	(12,353,848)	35,165,442	244,968,484
S&P SmallCap Materials Portfolio	823,104	(3,689,203)	(2,866,099)	23,388,856
S&P SmallCap Utilities Portfolio	7,957,143	(661,111)	7,296,032	31,129,785

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to

43

105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

In addition to the fees and expenses which the PowerShares S&P SmallCap Financials Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA SmallCap Momentum Portfolio (DWAS)
Actual	$1,000.00	$1,033.38	0.60%	$3.03
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)
Actual	1,000.00	1,105.82	0.29	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)
Actual	1,000.00	989.70	0.29	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Energy Portfolio (PSCE)
Actual	1,000.00	836.67	0.29	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P SmallCap Financials Portfolio (PSCF)
Actual	$1,000.00	$1,011.53	0.29%	$1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Health Care Portfolio (PSCH)
Actual	1,000.00	1,126.44	0.29	1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Industrials Portfolio (PSCI)
Actual	1,000.00	1,037.97	0.29	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)
Actual	1,000.00	1,071.07	0.29	1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Materials Portfolio (PSCM)
Actual	1,000.00	939.84	0.29	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Utilities Portfolio (PSCU)
Actual	1,000.00	1,016.74	0.29	1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

46

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 16, 2015, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 61 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares NYSE Century Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio*

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 18, 2014.

Also at the April 16, 2015 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment

47

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 16, 2015) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2014, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one-year period for PowerShares California AMT-Free Municipal Bond Portfolio, the one- and three-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares California AMT-Free Municipal Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios and advisory fees of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Portfolio

48

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio[1], PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

[1]	PowerShares NYSE Century Portfolio’s annual unitary management fee will be reduced to 0.35% of its average daily net assets, effective May 22, 2015.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds, other than PowerShares CEF Income Composite Portfolio, were lower than the median net expense ratios of their open-end actively-managed peer funds.

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Aggregate Bond Portfolio			X
PowerShares Build America Bond Portfolio	X	N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio			X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X	N/A	X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X	X	X
PowerShares Fundamental Emerging Markets Local Debt Portfolio	X	N/A	X

49

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio		N/A	X
PowerShares KBW Bank Portfolio	X	N/A	X
PowerShares KBW Capital Markets Portfolio	X	N/A	X
PowerShares KBW High Dividend Yield Financial Portfolio	X	N/A	X
PowerShares KBW Insurance Portfolio	X	N/A	X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X	N/A	X
PowerShares KBW Regional Bank Portfolio	X	N/A	X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares NYSE Century Portfolio		X	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Portfolio	X	X	X
PowerShares S&P 500 High Momentum Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets High Beta Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed High Beta Portfolio	X	X	X
PowerShares S&P International Developed High Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X	N/A	X
PowerShares S&P SmallCap Consumer Staples Portfolio	X	N/A	X
PowerShares S&P SmallCap Energy Portfolio	X	N/A	X
PowerShares S&P SmallCap Financials Portfolio	X	N/A	X
PowerShares S&P SmallCap Health Care Portfolio	X	N/A	X
PowerShares S&P SmallCap Industrials Portfolio	X	N/A	X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X	N/A	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X

50

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Senior Loan Portfolio	X	N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio	X	N/A	X

[2]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

With respect to PowerShares CEF Income Composite Portfolio, the Trustees noted that there was only one ETF peer fund, which had a net expense ratio that was lower than the Fund. The Trustees also noted that the Fund’s advisory fee was higher than the median net expense ratio of its open-end index peer funds and the median expense ratio of its open-end actively-managed peer funds. In light of this information, at the request of the Independent Trustees, the Adviser provided additional information on the peer groups, which indicated that the open-end index peer funds and the open-end actively-managed peer funds contained numerous fund-of-funds that invest primarily in affiliated funds, and that compared to fund-of-funds that invested primarily in unaffiliated funds (such as PowerShares CEF Income Composite Portfolio), PowerShares CEF Income Composite Portfolio’s advisory fee was lower than the median of the open-end index peer funds and the open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2017, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 16, 2015. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The

51

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

52

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-SCS-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2015

2015 Semi-Annual Report to Shareholders

KBWB	PowerShares KBW Bank Portfolio

KBWC	PowerShares KBW Capital Markets Portfolio

KBWD	PowerShares KBW High Dividend Yield Financial Portfolio

KBWI	PowerShares KBW Insurance Portfolio

KBWY	PowerShares KBW Premium Yield Equity REIT Portfolio

KBWP	PowerShares KBW Property & Casualty Insurance Portfolio

KBWR	PowerShares KBW Regional Banking Portfolio

NYCC	PowerShares NYSE Century Portfolio

EQAL	PowerShares Russell 1000 Equal Weight Portfolio

2

PowerShares KBW Bank Portfolio (KBWB) April 30, 2015 (Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Regional Banks	44.2
Diversified Banks	40.6
Asset Management & Custody Banks	8.5
Consumer Finance	4.0
Thrifts & Mortgage Finance	2.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Asset Management & Custody Banks—8.5%
207,086	Bank of New York Mellon Corp. (The)	$8,768,021
62,856	Northern Trust Corp.	4,597,916
85,105	State Street Corp.	6,563,298

		19,929,235

	Consumer Finance—4.0%
115,018	Capital One Financial Corp.	9,299,205

	Diversified Banks—40.6%
1,143,142	Bank of America Corp.	18,210,252
362,358	Citigroup, Inc.	19,320,929
198,593	Comerica, Inc.	9,415,294
309,321	JPMorgan Chase & Co.	19,567,647
211,461	U.S. Bancorp	9,065,333
360,792	Wells Fargo & Co.	19,879,639

		95,459,094

	Regional Banks—44.2%
222,562	BB&T Corp.	8,521,899
98,136	Commerce Bancshares, Inc.	4,191,389
60,433	Cullen/Frost Bankers, Inc.	4,407,983
431,542	Fifth Third Bancorp	8,630,840
127,042	First Republic Bank	7,405,278
932,855	Huntington Bancshares, Inc.	10,130,805
657,216	KeyCorp	9,496,771
79,389	M&T Bank Corp.	9,500,482
192,006	People’s United Financial, Inc.	2,901,211
105,934	PNC Financial Services Group, Inc. (The)	9,717,326
862,737	Regions Financial Corp.	8,480,705
279,531	SunTrust Banks, Inc.	11,600,536
316,353	Zions Bancorporation	8,963,862

		103,949,087

Number of Shares		Value
	Common Stocks (continued)
	Thrifts & Mortgage Finance—2.7%
364,565	New York Community Bancorp, Inc.	$6,266,872

	Total Common Stocks (Cost $230,463,863)	234,903,493

	Money Market Fund—0.0%
1,932	Invesco Premier Portfolio—Institutional Class(b) (Cost $1,932)	1,932

	Total Investments (Cost $230,465,795)—100.0%	234,905,425
	Other assets less liabilities—0.0%	69,904

	Net Assets—100.0%	$234,975,329

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares KBW Capital Markets Portfolio (KBWC) April 30, 2015 (Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Investment Banking & Brokerage	45.9
Asset Management & Custody Banks	39.3
Specialized Finance	14.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Asset Management & Custody Banks—39.3%
1,304	BlackRock, Inc.	$474,578
3,801	Eaton Vance Corp.	156,145
3,877	Franklin Resources, Inc.	199,898
5,592	Invesco Ltd.(b)	231,621
13,989	Janus Capital Group, Inc.	250,403
3,434	Legg Mason, Inc.	180,800
6,254	SEI Investments Co.	285,558
3,051	State Street Corp.	235,293
2,336	T. Rowe Price Group, Inc.	189,636

		2,203,932

	Investment Banking & Brokerage—45.9%
15,036	Charles Schwab Corp. (The)	458,598
2,169	Goldman Sachs Group, Inc. (The)	426,035
1,373	Greenhill & Co., Inc.	54,302
4,911	Interactive Brokers Group, Inc., Class A	166,728
4,873	Investment Technology Group, Inc.(c)	138,832
6,788	KCG Holdings, Inc., Class A(c)	87,158
3,832	Lazard Ltd., Class A	203,211
14,868	Morgan Stanley	554,725
1,209	Piper Jaffray Cos.(c)	60,994
3,500	Raymond James Financial, Inc.	197,855
6,196	TD Ameritrade Holding Corp.	224,605

		2,573,043

	Specialized Finance—14.8%
3,624	CBOE Holdings, Inc.	203,923
2,317	CME Group, Inc., Class A	210,638
964	IntercontinentalExchange, Inc.	216,447
4,113	NASDAQ OMX Group, Inc. (The)	200,015

		831,023

	Total Common Stocks (Cost $5,182,781)	5,607,998

Number of Shares		Value
	Money Market Fund—0.0%
258	Invesco Premier Portfolio—Institutional Class(d) (Cost $258)	$258

	Total Investments (Cost $5,183,039)—100.0%	5,608,256
	Other assets less liabilities—0.0%	795

	Net Assets—100.0%	$5,609,051

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD) April 30, 2015 (Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Mortgage REITs	39.1
Asset Management & Custody Banks	30.5
Regional Banks	9.8
Thrifts & Mortgage Finance	7.5
Property & Casualty Insurance	3.5
Trading Companies & Distributors	2.5
Investment Banking & Brokerage	2.4
Hotel & Resort REITs	2.2
Residential REITs	1.3
Insurance Brokers	1.2
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Asset Management & Custody Banks—30.5%
1,666,405	Apollo Investment Corp.	$13,331,240
672,855	Ares Capital Corp.	11,451,992
181,163	Blackstone Group LP (The)	7,420,437
108,479	Federated Investors, Inc., Class B	3,731,678
792,676	Hercules Technology Growth Capital, Inc.	11,018,196
1,557,605	Medley Capital Corp.	14,688,215
1,569,446	PennantPark Investment Corp.	14,784,181
1,012,969	THL Credit, Inc.	12,449,389
500,348	Triangle Capital Corp.	12,023,363

		100,898,691

	Hotel & Resort REITs—2.2%
243,788	Hospitality Properties Trust REIT	7,333,143

	Insurance Brokers—1.2%
84,942	Arthur J. Gallagher & Co.	4,062,776

	Investment Banking & Brokerage—2.4%
771,428	BGC Partners, Inc., Class A	7,741,280

	Mortgage REITs—39.1%
731,928	American Capital Agency Corp. REIT	15,103,334
1,362,453	Annaly Capital Management, Inc. REIT	13,719,902
2,624,586	Anworth Mortgage Asset Corp. REIT	13,332,897
1,130,509	Capstead Mortgage Corp. REIT	13,170,430
291,637	Colony Capital, Inc., Class A REIT	7,556,315
790,166	Hatteras Financial Corp. REIT	14,270,398
928,404	Invesco Mortgage Capital, Inc. REIT(b)	14,297,421
1,630,669	MFA Financial, Inc. REIT	12,670,298

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mortgage REITs (continued)
714,044	PennyMac Mortgage Investment Trust REIT	$14,959,222
425,055	Starwood Property Trust, Inc. REIT	10,205,570

		129,285,787

	Property & Casualty Insurance—3.5%
101,919	Mercury General Corp.	5,599,430
100,367	Safety Insurance Group, Inc.	5,836,341

		11,435,771

	Regional Banks—9.8%
60,154	Bank of Hawaii Corp.	3,632,700
90,173	City Holding Co.	4,145,253
348,061	F.N.B. Corp.	4,618,769
66,584	Park National Corp.	5,497,175
366,090	People’s United Financial, Inc.	5,531,620
197,772	Trustmark Corp.	4,706,974
111,281	United Bankshares, Inc.	4,181,940

		32,314,431

	Residential REITs—1.3%
71,216	Sun Communities, Inc. REIT	4,419,665

	Thrifts & Mortgage Finance—7.5%
286,457	Dime Community Bancshares, Inc.	4,560,395
449,548	New York Community Bancorp, Inc.	7,727,730
507,105	Northwest Bancshares, Inc.	6,242,463
415,599	Oritani Financial Corp.	6,192,425

		24,723,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Trading Companies & Distributors—2.5%
270,464	Textainer Group Holdings Ltd.	$8,195,059

	Total Investments (Cost $329,625,015)—100.0%	330,409,616
	Other assets less liabilities—(0.0)%	(2,379)

	Net Assets—100.0%	$330,407,237

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares KBW Insurance Portfolio (KBWI) April 30, 2015 (Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Property & Casualty Insurance	37.2
Life & Health Insurance	30.5
Insurance Brokers	12.9
Multi-line Insurance	8.0
Asset Management & Custody Banks	4.6
Thrifts & Mortgage Finance	4.6
Reinsurance	2.1
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Asset Management & Custody Banks—4.6%
2,537	Ameriprise Financial, Inc.	$317,835

	Insurance Brokers—12.9%
3,050	Aon PLC	293,502
10,577	Marsh & McLennan Cos., Inc.	594,004

		887,506

	Life & Health Insurance—30.5%
4,739	Aflac, Inc.	298,747
5,262	Lincoln National Corp.	297,250
8,790	MetLife, Inc.	450,839
5,945	Principal Financial Group, Inc.	303,908
6,497	Prudential Financial, Inc.	530,155
6,429	Unum Group	219,615

		2,100,514

	Multi-line Insurance—8.0%
2,496	Assurant, Inc.	153,404
14,820	Genworth Financial, Inc., Class A(b)	130,268
6,589	Hartford Financial Services Group, Inc. (The)	268,634

		552,306

	Property & Casualty Insurance—37.2%
3,989	Allstate Corp. (The)	277,874
2,105	Arch Capital Group Ltd.(b)	127,731
3,869	Axis Capital Holdings Ltd.	201,420
2,970	Chubb Corp. (The)	292,100
3,916	Cincinnati Financial Corp.	198,306
8,162	FNF Group	293,750
10,845	MBIA, Inc.(b)	94,894
7,046	Progressive Corp. (The)	187,846
6,147	Travelers Cos., Inc. (The)	621,523

Number of Shares		Value
	Common Stocks (continued)
	Property & Casualty Insurance (continued)
7,194	XL Group PLC	$266,754

		2,562,198

	Reinsurance—2.1%
787	Everest Re Group Ltd.	140,802

	Thrifts & Mortgage Finance—4.6%
30,405	MGIC Investment Corp.(b)	316,820

	Total Common Stocks (Cost $6,604,765)	6,877,981

	Money Market Fund—0.0%
440	Invesco Premier Portfolio—Institutional Class(c) (Cost $440)	440

	Total Investments (Cost $6,605,205)—99.9%	6,878,421
	Other assets less liabilities—0.1%	5,619

	Net Assets—100.0%	$6,884,040

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY) April 30, 2015 (Unaudited)

Portfolio Composition REIT Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Retail	27.6
Health Care	25.8
Diversified	19.3
Office	15.3
Hotel & Resort	6.7
Residential	2.5
Specialized	1.4
Industrial	1.3
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—99.9%
	Diversified—19.3%
394,233	First Potomac Realty Trust	$4,226,178
621,825	Lexington Realty Trust	5,764,318
141,427	Liberty Property Trust	4,927,316
247,125	One Liberty Properties, Inc.	5,555,370
149,657	Washington Real Estate Investment Trust	3,699,521

		24,172,703

	Health Care—25.8%
52,796	Health Care REIT, Inc.	3,802,368
152,357	Healthcare Realty Trust, Inc.	3,900,339
387,125	Medical Properties Trust, Inc.	5,412,007
125,585	OMEGA Healthcare Investors, Inc.	4,532,363
142,802	Sabra Health Care REIT, Inc.	4,266,924
303,597	Senior Housing Properties Trust	6,214,630
83,757	Universal Health Realty Income Trust	4,159,373

		32,288,004

	Hotel & Resort—6.7%
178,283	Hospitality Properties Trust	5,362,753
230,176	Summit Hotel Properties, Inc.	3,031,418

		8,394,171

	Industrial—1.3%
74,679	STAG Industrial, Inc., Class A	1,622,775

	Office—15.3%
235,272	Brandywine Realty Trust	3,430,266
116,792	Corporate Office Properties Trust	3,082,141
307,113	Government Properties Income Trust	6,400,235
80,680	Highwoods Properties, Inc.	3,472,467
152,534	Mack-Cali Realty Corp.	2,737,985

		19,123,094

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Residential—2.5%
51,037	Sun Communities, Inc.	$3,167,356

	Retail—27.6%
152,799	Agree Realty Corp.	4,703,153
265,247	CBL & Associates Properties, Inc.	4,777,099
340,987	Excel Trust, Inc.	5,404,644
154,855	Inland Real Estate Corp.	1,593,458
137,156	Kite Realty Group Trust	3,593,487
96,065	National Retail Properties, Inc.	3,688,896
154,615	Pennsylvania Real Estate Investment Trust	3,495,845
205,112	Ramco-Gershenson Properties Trust	3,585,358
180,999	Urstadt Biddle Properties, Inc., Class A	3,755,729

		34,597,669

	Specialized—1.4%
31,469	EPR Properties	1,814,817

	Total Investments (Cost $126,532,412)—99.9%	125,180,589
	Other assets less liabilities—0.1%	77,562

	Net Assets—100.0%	$125,258,151

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP) April 30, 2015 (Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Property & Casualty Insurance	68.5
Reinsurance	20.1
Multi-line Insurance	11.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Multi-line Insurance—11.4%
9,572	American Financial Group, Inc.	$604,950
9,747	HCC Insurance Holdings, Inc.	555,189
8,223	Kemper Corp.	309,761

		1,469,900

	Property & Casualty Insurance—68.5%
9,302	ACE Ltd.	995,221
13,103	Allied World Assurance Co. Holdings AG	539,057
14,611	Allstate Corp. (The)	1,017,802
9,809	Arch Capital Group Ltd.(b)	595,210
10,125	Aspen Insurance Holdings Ltd.	473,141
11,050	Axis Capital Holdings Ltd.	575,263
9,282	Chubb Corp. (The)	912,885
6,900	Hanover Insurance Group, Inc. (The)	473,133
5,439	Mercury General Corp.	298,819
9,452	ProAssurance Corp.	424,867
19,619	Progressive Corp. (The)	523,043
2,776	RLI Corp.	137,856
12,440	Selective Insurance Group, Inc.	335,134
9,989	Travelers Cos., Inc. (The)	1,009,988
10,559	W.R. Berkley Corp.	517,285

		8,828,704

	Reinsurance—20.1%
9,516	Endurance Specialty Holdings Ltd.	574,576
2,885	Everest Re Group Ltd.	516,155
9,845	Montpelier Re Holdings Ltd. (Bermuda)	375,193
3,432	PartnerRe Ltd.	439,296
3,822	RenaissanceRe Holdings Ltd.	391,717
7,031	Validus Holdings Ltd.	294,107

		2,591,044

	Total Common Stocks (Cost $11,518,383)	12,889,648

Number of Shares		Value
	Money Market Fund—0.0%
2,274	Invesco Premier Portfolio—Institutional Class(c) (Cost $2,274)	$2,274

	Total Investments (Cost $11,520,657)—100.0%	12,891,922
	Other assets less liabilities—(0.0)%	(3,789)

	Net Assets—100.0%	$12,888,133

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares KBW Regional Banking Portfolio (KBWR) April 30, 2015 (Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Regional Banks	95.2
Thrifts & Mortgage Finance	4.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Regional Banks—95.2%
31,613	Associated Banc-Corp.	$594,640
33,743	BancorpSouth, Inc.	816,918
7,155	Bank of Hawaii Corp.	432,090
10,269	BOK Financial Corp.	669,436
43,320	Boston Private Financial Holdings, Inc.	569,658
23,797	Cathay General Bancorp	680,118
9,073	City Holding Co.	417,086
6,702	City National Corp.	624,626
29,223	Columbia Banking System, Inc.	867,923
12,849	Community Bank System, Inc.	449,073
37,371	CVB Financial Corp.	584,856
15,485	East West Bancorp, Inc.	628,536
57,232	F.N.B. Corp.	759,469
46,040	First Commonwealth Financial Corp.	415,281
29,349	First Financial Bancorp	506,564
20,556	First Financial Bankshares, Inc.	595,302
50,764	First Horizon National Corp.	723,387
39,187	First Midwest Bancorp, Inc.	670,098
109,549	First Niagara Financial Group, Inc.	996,348
35,743	FirstMerit Corp.	692,342
31,562	Fulton Financial Corp.	383,794
21,790	Glacier Bancorp, Inc.	573,949
10,582	Hancock Holding Co.	308,042
6,988	IBERIABANK Corp.	435,422
82,552	Investors Bancorp, Inc.	977,416
24,473	MB Financial, Inc.	737,371
56,239	National Penn Bancshares, Inc.	584,886
45,699	Old National Bancorp	624,248
20,024	PacWest Bancorp	903,082
4,446	Park National Corp.	367,062
15,560	Pinnacle Financial Partners, Inc.	741,434
20,608	PrivateBancorp, Inc.	763,939
10,926	Prosperity Bancshares, Inc.	582,793
16,456	S&T Bancorp, Inc.	442,666
6,885	Signature Bank(b)	923,210
9,761	SVB Financial Group(b)	1,295,870
26,925	Synovus Financial Corp.	744,745
22,942	TCF Financial Corp.	359,272

Number of Shares		Value
	Common Stocks (continued)
	Regional Banks (continued)
17,680	Texas Capital Bancshares, Inc.(b)	$931,029
15,871	Trustmark Corp.	377,730
6,451	UMB Financial Corp.	321,195
67,014	Umpqua Holdings Corp.	1,139,908
19,807	United Bankshares, Inc.	744,347
49,177	Valley National Bancorp	463,739
25,631	Webster Financial Corp.	918,359
14,740	Westamerica Bancorp.	641,927
16,970	Wintrust Financial Corp.	827,118

		30,808,304

	Thrifts & Mortgage Finance—4.8%
46,134	Brookline Bancorp, Inc.	496,863
29,900	Provident Financial Services, Inc.	538,200
23,245	Washington Federal, Inc.	502,092

		1,537,155

	Total Common Stocks (Cost $30,946,780)	32,345,459

	Money Market Fund—0.0%
3,992	Invesco Premier Portfolio—Institutional Class(c) (Cost $3,992)	3,992

	Total Investments (Cost $30,950,772)—100.0%	32,349,451
	Other assets less liabilities—0.0%	13,350

	Net Assets—100.0%	$32,362,801

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares NYSE Century Portfolio (NYCC) April 30, 2015 (Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	23.7
Industrials	19.7
Consumer Discretionary	11.5
Consumer Staples	10.8
Materials	10.2
Utilities	10.1
Health Care	5.7
Energy	4.0
Information Technology	3.2
Telecommunication Services	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.5%
247	Abercrombie & Fitch Co., Class A	$5,553
223	Brown Shoe Co., Inc.	6,623
137	Brunswick Corp.	6,855
82	Carter’s, Inc.	8,189
203	Cooper Tire & Rubber Co.	8,625
114	Core-Mark Holding Co., Inc.	6,009
320	Dana Holding Corp.	6,902
128	Foot Locker, Inc.	7,610
457	Ford Motor Co.	7,221
218	Gannett Co., Inc.	7,482
205	General Motors Co.	7,187
248	Goodyear Tire & Rubber Co. (The)	7,035
8	Graham Holdings Co., Class B	8,183
252	Hanesbrands, Inc.	7,832
107	Harley-Davidson, Inc.	6,014
347	Houghton Mifflin Harcourt Co.(b)	7,932
340	Interpublic Group of Cos., Inc. (The)	7,086
1,114	J.C. Penney Co., Inc.(b)	9,246
117	John Wiley & Sons, Inc., Class A	6,655
145	Johnson Controls, Inc.	7,305
129	Lands’ End, Inc.(b)	3,790
165	Leggett & Platt, Inc.	7,008
109	Macy’s, Inc.	7,045
95	Madison Square Garden Co. (The), Class A(b)	7,629
408	Media General, Inc.(b)	6,891
128	Meredith Corp.	6,661

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
526	New York Times Co. (The), Class A	$7,043
185	Newell Rubbermaid, Inc.	7,054
91	Nordstrom, Inc.	6,876
810	Office Depot, Inc.(b)	7,468
56	PVH Corp.	5,788
93	Scripps Networks Interactive, Inc., Class A	6,497
221	Sears Holdings Corp.(b)	8,827
306	Service Corp. International	8,470
254	Sinclair Broadcast Group, Inc., Class A	7,783
162	Sotheby’s	6,919
94	Target Corp.	7,410
131	Tempur Sealy International, Inc.(b)	7,979
65	Tiffany & Co.	5,686
69	TRW Automotive Holdings Corp.(b)	7,249
94	VF Corp.	6,808
37	Whirlpool Corp.	6,497
237	Wolverine World Wide, Inc.	7,283

		306,205

	Consumer Staples—10.8%
142	Altria Group, Inc.	7,107
136	Archer-Daniels-Midland Co.	6,648
741	Avon Products, Inc.	6,054
79	Brown-Forman Corp., Class B	7,128
78	Bunge Ltd.	6,737
158	Campbell Soup Co.	7,064

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares NYSE Century Portfolio (NYCC) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
89	Church & Dwight Co., Inc.	$7,224
68	Clorox Co. (The)	7,215
169	Coca-Cola Co. (The)	6,855
160	Coca-Cola Enterprises, Inc.	7,106
101	Colgate-Palmolive Co.	6,795
192	ConAgra Foods, Inc.	6,941
340	Coty, Inc., Class A(b)	8,129
73	CVS Health Corp.	7,248
392	Darling Ingredients, Inc.(b)	5,355
99	Dr Pepper Snapple Group, Inc.	7,383
211	Fresh Del Monte Produce, Inc.	7,792
131	General Mills, Inc.	7,250
67	Hershey Co. (The)	6,159
136	Hormel Foods Corp.	7,392
82	Ingredion, Inc.	6,511
69	J.M. Smucker Co. (The)	7,999
106	Kellogg Co.	6,713
61	Kimberly-Clark Corp.	6,691
110	Kroger Co. (The)	7,580
114	Lorillard, Inc.	7,964
95	McCormick & Co., Inc.	7,154
71	Mead Johnson Nutrition Co.	6,810
95	Molson Coors Brewing Co., Class B	6,983
190	Mondelez International, Inc., Class A	7,290
75	PepsiCo, Inc.	7,134
87	Philip Morris International, Inc.	7,262
78	Procter & Gamble Co. (The)	6,202
110	Reynolds American, Inc.	8,063
234	Snyders-Lance, Inc.	6,910
75	Spectrum Brands Holdings, Inc.	6,857
241	Tootsie Roll Industries, Inc., Class A	7,466
81	TreeHouse Foods, Inc.(b)	6,582
328	Vector Group Ltd.	7,265
94	Walgreens Boots Alliance, Inc.	7,795
151	Weis Markets, Inc.	6,697

		289,510

	Energy—4.0%
273	Antero Midstream Partners LP	6,825
93	Buckeye Partners LP	7,587
142	Cameron International Corp.(b)	7,784
63	Chevron Corp.	6,997
202	CONSOL Energy, Inc.	6,561
183	CVR Energy, Inc.	7,327
94	EQT Corp.	8,454
78	Exxon Mobil Corp.	6,815
146	FMC Technologies, Inc.(b)	6,439
248	Marathon Oil Corp.	7,713
106	National Oilwell Varco, Inc.	5,768
142	ONEOK, Inc.	6,830
898	Peabody Energy Corp.	4,248
185	SM Energy Co.	10,724
158	Williams Cos., Inc. (The)	8,088

		108,160

	Financials—23.7%
177	Alexander & Baldwin, Inc.	7,165
75	American Express Co.	5,809

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
117	American Financial Group, Inc.	$7,394
63	American National Insurance Co.	6,304
53	Ameriprise Financial, Inc.	6,640
104	Assurant, Inc.	6,392
526	Astoria Financial Corp.	6,927
309	BancorpSouth, Inc.	7,481
392	Bank of America Corp.	6,245
119	Bank of Hawaii Corp.	7,186
175	Bank of New York Mellon Corp. (The)	7,409
187	Bank of the Ozarks, Inc.	7,248
180	BB&T Corp.	6,892
47	Berkshire Hathaway, Inc., Class B(b)	6,637
117	BOK Financial Corp.	7,627
546	Capitol Federal Financial, Inc.	6,552
206	CBRE Group, Inc., Class A(b)	7,898
69	Chubb Corp. (The)	6,786
146	CIT Group, Inc.	6,574
132	Citigroup, Inc.	7,038
79	CME Group, Inc., Class A	7,182
195	CNA Financial Corp.	7,859
150	Comerica, Inc.	7,112
161	Commerce Bancshares, Inc.	6,876
101	Cullen/Frost Bankers, Inc.	7,367
525	F.N.B. Corp.	6,967
344	Fifth Third Bancorp	6,880
207	First American Financial Corp.	7,202
28	First Citizens BancShares, Inc., Class A	6,730
231	First Financial Bankshares, Inc.	6,690
510	First Horizon National Corp.	7,268
857	First Niagara Financial Group, Inc.	7,794
370	FirstMerit Corp.	7,167
201	FNF Group	7,234
838	Genworth Financial, Inc., Class A(b)	7,366
37	Goldman Sachs Group, Inc. (The)	7,268
228	Hancock Holding Co.	6,637
100	Hanover Insurance Group, Inc. (The)	6,857
168	Hartford Financial Services Group, Inc. (The)	6,849
701	Hudson City Bancorp, Inc.	6,519
662	Huntington Bancshares, Inc.	7,189
108	IBERIABANK Corp.	6,729
32	IntercontinentalExchange, Inc.	7,185
113	JPMorgan Chase & Co.	7,148
515	KeyCorp	7,442
309	KKR & Co. LP	6,956
133	Lamar Advertising Co., Class A REIT	7,709
146	Lazard Ltd., Class A	7,742
133	Legg Mason, Inc.	7,002
313	Leucadia National Corp.	7,440
121	Lincoln National Corp.	6,835
57	M&T Bank Corp.	6,821
124	Marsh & McLennan Cos., Inc.	6,964
215	MB Financial, Inc.	6,478
79	McGraw Hill Financial, Inc.	8,240
130	MetLife, Inc.	6,668
73	Moody’s Corp.	7,849
669	National Penn Bancshares, Inc.	6,958
267	NBT Bancorp, Inc.	6,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares NYSE Century Portfolio (NYCC) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
446	New York Community Bancorp, Inc.	$7,667
105	Northern Trust Corp.	7,681
559	Northwest Bancshares, Inc.	6,881
472	Old National Bancorp	6,448
492	Old Republic International Corp.	7,523
79	Park National Corp.	6,522
460	People’s United Financial, Inc.	6,951
78	PNC Financial Services Group, Inc. (The)	7,155
212	Popular, Inc.(b)	6,875
165	Potlatch Corp. REIT	6,090
136	Principal Financial Group, Inc.	6,952
388	Provident Financial Services, Inc.	6,984
79	Prudential Financial, Inc.	6,446
660	Regions Financial Corp.	6,488
121	Saul Centers, Inc. REIT	6,089
106	South State Corp.	7,178
89	State Street Corp.	6,864
491	Sterling Bancorp	6,373
141	Stifel Financial Corp.(b)	7,450
166	SunTrust Banks, Inc.	6,889
262	Synovus Financial Corp.	7,247
128	Torchmark Corp.	7,182
67	Travelers Cos., Inc. (The)	6,774
284	Trustmark Corp.	6,759
155	U.S. Bancorp	6,645
122	UMB Financial Corp.	6,074
291	Union Bankshares Corp.	6,332
200	Unum Group	6,832
130	Wells Fargo & Co.	7,163
193	Weyerhaeuser Co. REIT	6,081
158	Willis Group Holdings PLC	7,684
247	Zions Bancorporation	6,999

		635,109

	Health Care—5.7%
158	Abbott Laboratories	7,334
79	Aetna, Inc.	8,443
79	AmerisourceBergen Corp.	9,030
51	Becton, Dickinson and Co.	7,184
119	Bristol-Myers Squibb Co.	7,584
42	C.R. Bard, Inc.	6,996
69	Cigna Corp.	8,600
132	DENTSPLY International, Inc.	6,732
103	Eli Lilly & Co.	7,403
168	Halyard Health, Inc.(b)	8,145
68	Johnson & Johnson	6,745
66	Laboratory Corp. of America Holdings(b)	7,891
34	McKesson Corp.	7,596
123	Merck & Co., Inc.	7,326
205	Owens & Minor, Inc.	6,913
146	Patterson Cos., Inc.	6,855
43	Perrigo Co. PLC	7,881
230	Pfizer, Inc.	7,804
81	Sirona Dental Systems, Inc.(b)	7,513
56	Thermo Fisher Scientific, Inc.	7,038

		151,013

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials—19.7%
43	3M Co.	$6,725
127	A.O. Smith Corp.	8,115
246	ABM Industries, Inc.	7,884
256	Actuant Corp., Class A	6,098
234	AECOM(b)	7,385
394	Aerojet Rocketdyne Holdings, Inc.(b)	7,746
187	Albany International Corp., Class A	7,330
127	Allegion PLC	7,766
140	Armstrong World Industries, Inc.(b)	7,664
231	Babcock & Wilcox Co. (The)	7,466
190	Barnes Group, Inc.	7,619
259	Brady Corp., Class A	6,897
297	Brink’s Co. (The)	7,862
93	C.H. Robinson Worldwide, Inc.	5,988
165	Chicago Bridge & Iron Co. NV	7,862
105	CLARCOR, Inc.	6,825
135	Colfax Corp.(b)	6,695
119	Crane Co.	7,272
193	CSX Corp.	6,965
79	Deere & Co.	7,151
113	Deluxe Corp.	7,317
181	Donaldson Co., Inc.	6,764
58	Dun & Bradstreet Corp. (The)	7,405
104	Eaton Corp. PLC	7,148
113	Emerson Electric Co.	6,648
87	Equifax, Inc.	8,433
120	Flowserve Corp.	7,024
116	Fluor Corp.	6,976
99	G&K Services, Inc., Class A	6,989
120	GATX Corp.	6,528
51	General Dynamics Corp.	7,003
281	General Electric Co.	7,609
80	Genesee & Wyoming, Inc., Class A(b)	7,436
368	Harsco Corp.	5,917
234	Herman Miller, Inc.	6,414
71	Honeywell International, Inc.	7,165
66	Hubbell, Inc., Class B	7,183
63	Huntington Ingalls Industries, Inc.	8,290
75	Illinois Tool Works, Inc.	7,019
111	Ingersoll-Rand PLC	7,308
150	Joy Global, Inc.	6,396
58	Kansas City Southern	5,944
412	KBR, Inc.	7,198
75	Lennox International, Inc.	7,947
101	Lincoln Electric Holdings, Inc.	6,753
37	Lockheed Martin Corp.	6,904
311	Manitowoc Co., Inc. (The)	6,136
147	Matthews International Corp., Class A	7,134
72	Middleby Corp. (The)(b)	7,296
134	MSA Safety, Inc.	6,129
207	Mueller Industries, Inc.	7,253
208	Navistar International Corp.(b)	6,232
156	Nielsen NV	7,011
89	Nordson Corp.	7,089
65	Norfolk Southern Corp.	6,555
261	NOW, Inc.(b)	6,238
102	PACCAR, Inc.	6,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares NYSE Century Portfolio (NYCC) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
425	R.R. Donnelley & Sons Co.	$7,913
63	Rockwell Automation, Inc.	7,472
81	SPX Corp.	6,237
75	Stanley Black & Decker, Inc.	7,403
384	Steelcase, Inc., Class A	6,747
96	Tennant Co.	6,172
161	Timken Co. (The)	6,326
111	Toro Co. (The)	7,441
62	Towers Watson & Co., Class A	7,868
304	Tutor Perini Corp.(b)	6,445
59	Union Pacific Corp.	6,268
63	United Parcel Service, Inc., Class B	6,333
61	United Technologies Corp.	6,939
251	USG Corp.(b)	6,662
67	WABCO Holdings, Inc.(b)	8,338
81	Wabtec Corp.	7,618
112	Watts Water Technologies, Inc., Class A	6,110
141	Woodward, Inc.	6,634

		527,698

	Information Technology—3.2%
89	Belden, Inc.	7,472
263	Booz Allen Hamilton Holding Corp., Class A	7,232
220	CoreLogic, Inc.(b)	8,604
311	Corning, Inc.	6,509
202	Diebold, Inc.	7,024
98	Harris Corp.	7,864
45	International Business Machines Corp.	7,708
239	NCR Corp.(b)	6,558
88	Rogers Corp.(b)	6,398
240	Unisys Corp.(b)	5,225
393	Western Union Co. (The)	7,970
501	Xerox Corp.	5,761

		84,325

	Materials—10.2%
448	Alcoa, Inc.	6,012
206	Allegheny Technologies, Inc.	7,002
265	Axalta Coating Systems Ltd.(b)	8,130
101	Ball Corp.	7,415
154	Bemis Co., Inc.	6,930
164	Cabot Corp.	7,009
145	Carpenter Technology Corp.	6,271
290	Chemtura Corp.(b)	8,738
1,070	Cliffs Natural Resources, Inc.	6,356
434	Commercial Metals Co.	7,204
136	Crown Holdings, Inc.(b)	7,379
173	Domtar Corp.	7,477
157	Dow Chemical Co. (The)	8,007
95	E.I. du Pont de Nemours & Co.	6,954
123	FMC Corp.	7,295
147	Greif, Inc., Class A	5,992
155	H.B. Fuller Co.	6,474
2,643	Hecla Mining Co.	7,982
69	International Flavors & Fragrances, Inc.	7,918
131	International Paper Co.	7,037
157	MeadWestvaco Corp.	7,662

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
59	Monsanto Co.	$6,724
17	NewMarket Corp.	7,597
144	Nucor Corp.	7,036
305	Olin Corp.	9,007
265	Owens-Illinois, Inc.(b)	6,336
272	P.H. Glatfelter Co.	6,746
91	Packaging Corp. of America	6,296
31	PPG Industries, Inc.	6,868
54	Praxair, Inc.	6,584
115	Scotts Miracle-Gro Co. (The), Class A	7,419
113	Sensient Technologies Corp.	7,386
27	Sherwin-Williams Co. (The)	7,506
162	Sonoco Products Co.	7,240
270	United States Steel Corp.	6,485
81	Valspar Corp. (The)	6,569
108	Vulcan Materials Co.	9,236
73	W.R. Grace & Co.(b)	7,061

		273,340

	Telecommunication Services—1.1%
212	AT&T, Inc.	7,344
250	Consolidated Communications Holdings, Inc.	5,267
142	Level 3 Communications, Inc.(b)	7,943
1,715	Sprint Corp.(b)	8,798

		29,352

	Utilities—10.1%
128	AGL Resources, Inc.	6,435
125	ALLETE, Inc.	6,288
148	Ameren Corp.	6,059
113	American Electric Power Co., Inc.	6,426
127	American Water Works Co., Inc.	6,924
122	Atmos Energy Corp.	6,588
190	Avista Corp.	6,198
131	Black Hills Corp.	6,457
297	CenterPoint Energy, Inc.	6,228
105	Consolidated Edison, Inc.	6,463
90	Dominion Resources, Inc.	6,451
83	Duke Energy Corp.	6,438
104	Edison International	6,338
168	El Paso Electric Co.	6,251
232	Empire District Electric Co. (The)	5,468
79	Entergy Corp.	6,097
183	Exelon Corp.	6,226
242	Great Plains Energy, Inc.	6,336
205	Hawaiian Electric Industries, Inc.	6,417
103	IDACORP, Inc.	6,214
88	Integrys Energy Group, Inc.	6,433
129	Laclede Group, Inc. (The)	6,699
148	MGE Energy, Inc.	6,139
99	National Fuel Gas Co.	6,381
160	NiSource, Inc.	6,947
136	Northwest Natural Gas Co.	6,351
121	NorthWestern Corp.	6,303
193	OGE Energy Corp.	6,307
164	ONE Gas, Inc.	6,883
218	Otter Tail Corp.	6,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares NYSE Century Portfolio (NYCC) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
261	Pepco Holdings, Inc.	$6,781
129	PG&E Corp.	6,827
102	Pinnacle West Capital Corp.	6,242
163	Public Service Enterprise Group, Inc.	6,771
116	South Jersey Industries, Inc.	6,119
139	Southern Co. (The)	6,158
334	TECO Energy, Inc.	6,329
179	UGI Corp.	6,231
155	UIL Holdings Corp.	7,731
147	Vectren Corp.	6,346
125	WGL Holdings, Inc.	6,876
190	Xcel Energy, Inc.	6,443

		270,119

	Total Common Stocks and Other Equity Interests (Cost $2,548,552)	2,674,831

	Money Market Fund—0.0%
1,031	Invesco Premier Portfolio—Institutional Class(c) (Cost $1,031)	1,031

	Total Investments (Cost $2,549,583)—100.0%	2,675,862
	Other assets less liabilities—(0.0)%	(938)

	Net Assets—100.0%	$2,674,924

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) April 30, 2015 (Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Information Technology	12.8
Industrials	12.3
Energy	11.9
Consumer Staples	11.1
Health Care	11.0
Consumer Discretionary	10.2
Financials	10.1
Materials	9.4
Utilities	9.0
Telecommunication Services	2.2
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.2%
3,344	Aaron’s, Inc.	$113,696
4,226	Abercrombie & Fitch Co., Class A	95,000
620	Advance Auto Parts, Inc.	88,660
252	Amazon.com, Inc.(b)	106,289
1,266	AMC Networks, Inc., Class A(b)	95,507
4,820	Apollo Education Group, Inc.(b)	80,904
2,933	Aramark	90,131
6,789	Ascena Retail Group, Inc.(b)	101,767
1,503	AutoNation, Inc.(b)	92,510
140	AutoZone, Inc.(b)	94,172
1,255	Bed Bath & Beyond, Inc.(b)	88,427
2,411	Best Buy Co., Inc.	83,541
1,902	Big Lots, Inc.	86,674
1,566	BorgWarner, Inc.	92,707
1,543	Brinker International, Inc.	85,436
1,631	Cabela’s, Inc.(b)	86,019
5,127	Cablevision Systems Corp., Class A	102,437
1,407	CarMax, Inc.(b)	95,831
2,085	Carnival Corp.	91,677
1,014	Carter’s, Inc.	101,258
1,518	CBS Corp., Class B	94,313
509	Charter Communications, Inc., Class A(b)	95,214
5,297	Chico’s FAS, Inc.	89,307
141	Chipotle Mexican Grill, Inc.(b)	87,609
1,490	Choice Hotels International, Inc.	89,206
2,125	Cinemark Holdings, Inc.	90,589
9,278	Clear Channel Outdoor Holdings, Inc., Class A	105,584

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,276	Coach, Inc.	$86,966
1,656	Comcast Corp., Class A	95,651
2,147	CST Brands, Inc.	89,551
3,469	D.R. Horton, Inc.	88,113
1,357	Darden Restaurants, Inc.	86,536
1,278	Deckers Outdoor Corp.(b)	94,572
2,773	DeVry Education Group, Inc.	83,856
1,623	Dick’s Sporting Goods, Inc.	88,064
693	Dillard’s, Inc., Class A	91,192
1,080	DIRECTV(b)	97,961
2,994	Discovery Communications, Inc., Class A(b)	96,886
3,119	Discovery Communications, Inc., Class C(b)	94,287
1,317	DISH Network Corp., Class A(b)	89,108
1,238	Dollar General Corp.	90,015
1,144	Dollar Tree, Inc.(b)	87,413
921	Domino’s Pizza, Inc.	99,330
4,205	DreamWorks Animation SKG, Inc., Class A(b)	109,582
2,551	DSW, Inc., Class A	92,525
1,934	Dunkin’ Brands Group, Inc.	100,781
998	Expedia, Inc.	94,042
1,169	Family Dollar Stores, Inc.	91,346
1,513	Foot Locker, Inc.	89,948
5,784	Ford Motor Co.	91,387
1,142	Fossil Group, Inc.(b)	95,905
2,387	GameStop Corp., Class A	91,995
2,569	Gannett Co., Inc.	88,168
2,184	Gap, Inc. (The)	86,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,951	Garmin Ltd.	$88,166
2,479	General Motors Co.	86,914
5,130	Gentex Corp.	89,005
1,003	Genuine Parts Co.	90,120
7,623	GNC Holdings, Inc., Class A	328,170
3,541	Goodyear Tire & Rubber Co. (The)	100,440
2,142	GoPro, Inc., Class A(b)	107,271
89	Graham Holdings Co., Class B	91,041
18,945	Groupon, Inc., Class A(b)	131,099
2,896	H&R Block, Inc.	87,575
2,768	Hanesbrands, Inc.	86,029
1,544	Harley-Davidson, Inc.	86,788
696	Harman International Industries, Inc.	90,744
1,529	Hasbro, Inc.	108,238
3,174	Hilton Worldwide Holdings, Inc.(b)	91,919
824	Home Depot, Inc. (The)	88,152
1,600	Hyatt Hotels Corp., Class A(b)	92,880
4,255	Interpublic Group of Cos., Inc. (The)	88,674
12,104	J.C. Penney Co., Inc.(b)	100,463
1,793	Jarden Corp.(b)	91,766
1,527	John Wiley & Sons, Inc., Class A	86,856
1,882	Johnson Controls, Inc.	94,815
2,825	Kate Spade & Co.(b)	92,378
1,237	Kohl’s Corp.	88,631
1,002	L Brands, Inc.	89,539
1,693	Las Vegas Sands Corp.	89,526
855	Lear Corp.	94,931
2,060	Leggett & Platt, Inc.	87,488
1,874	Lennar Corp., Class A	85,829
1,738	Liberty Broadband Corp., Class A(b)	94,269
1,734	Liberty Broadband Corp., Class C(b)	94,087
3,231	Liberty Interactive Corp., Series A(b)	92,924
2,436	Liberty Media Corp., Series A(b)	93,494
2,463	Liberty Media Corp., Series C(b)	93,471
2,940	Liberty TripAdvisor Holdings, Inc., Series A(b)	87,347
2,248	Liberty Ventures, Series A(b)	93,697
2,788	Lions Gate Entertainment Corp.	86,456
3,714	Live Nation Entertainment, Inc.(b)	93,073
3,837	LKQ Corp.(b)	103,868
1,271	Lowe’s Cos., Inc.	87,521
1,464	Macy’s, Inc.	94,618
1,166	Madison Square Garden Co. (The), Class A(b)	93,630
1,149	Marriott International, Inc., Class A	91,977
4,069	Mattel, Inc.	114,583
948	McDonald’s Corp.	91,529
4,329	MGM Resorts International(b)	91,558
1,389	Michael Kors Holdings Ltd.(b)	85,924
3,428	Michaels Cos., Inc. (The)(b)	88,648
514	Mohawk Industries, Inc.(b)	89,179
960	Morningstar, Inc.	72,854
1,349	Murphy USA, Inc.(b)	88,130
223	Netflix, Inc.(b)	124,100
2,376	Newell Rubbermaid, Inc.	90,597
5,723	News Corp., Class A(b)	90,309
932	NIKE, Inc., Class B	92,119
1,170	Nordstrom, Inc.	88,405
1,810	Norwegian Cruise Line Holdings Ltd.(b)	87,803
70	NVR, Inc.(b)	92,854

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,205	Omnicom Group, Inc.	$91,291
440	O’Reilly Automotive, Inc.(b)	95,845
589	Panera Bread Co., Class A(b)	107,481
1,866	Penske Automotive Group, Inc.	91,079
660	Polaris Industries, Inc.	90,394
83	Priceline Group, Inc. (The)(b)	102,738
4,303	PulteGroup, Inc.	83,048
886	PVH Corp.	91,568
702	Ralph Lauren Corp., Class A	93,654
4,024	Regal Entertainment Group, Class A	88,528
2,394	Restaurant Brands International, Inc. (Canada)	97,627
894	Ross Stores, Inc.	88,399
1,235	Royal Caribbean Cruises Ltd.	84,054
2,704	Sally Beauty Holdings, Inc.(b)	84,392
1,335	Scripps Networks Interactive, Inc., Class A	93,263
2,217	Sears Holdings Corp.(b)	88,547
4,761	SeaWorld Entertainment, Inc.	100,933
3,526	Service Corp. International	97,600
2,686	ServiceMaster Global Holdings, Inc.(b)	92,828
688	Signet Jewelers Ltd.	92,281
23,989	Sirius XM Holdings, Inc.(b)	94,757
1,936	Six Flags Entertainment Corp.	91,031
5,780	Staples, Inc.	94,330
1,952	Starbucks Corp.	96,780
1,092	Starwood Hotels & Resorts Worldwide, Inc.	93,857
2,736	Starz, Class A(b)	107,607
1,152	Target Corp.	90,812
4,630	Taylor Morrison Home Corp., Class A(b)	85,748
1,652	Tempur Sealy International, Inc.(b)	100,623
486	Tesla Motors, Inc.(b)	109,860
1,789	Thomson Reuters Corp.	73,456
1,486	Thor Industries, Inc.	89,413
1,073	Tiffany & Co.	93,866
627	Time Warner Cable, Inc.	97,511
1,093	Time Warner, Inc.	92,260
1,342	TJX Cos., Inc. (The)	86,613
2,416	Toll Brothers, Inc.(b)	85,865
1,086	Tractor Supply Co.	93,461
1,107	TripAdvisor, Inc., Class A(b)	89,102
883	TRW Automotive Holdings Corp.(b)	92,768
1,316	Tupperware Brands Corp.	87,988
2,728	Twenty-First Century Fox, Inc., Class A	92,970
618	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	93,374
1,180	Under Armour, Inc., Class A(b)	91,509
2,037	Urban Outfitters, Inc.(b)	81,561
1,253	VF Corp.	90,755
1,377	Viacom, Inc., Class B	95,633
2,208	Vista Outdoor, Inc.(b)	96,622
970	Visteon Corp.(b)	98,358
880	Walt Disney Co. (The)	95,674
8,654	Wendy’s Co. (The)	87,578
472	Whirlpool Corp.	82,883
1,200	Williams-Sonoma, Inc.	88,236
1,026	Wyndham Worldwide Corp.	87,620
730	Wynn Resorts Ltd.	81,081
1,179	Yum! Brands, Inc.	101,347
7,107	zulily, Inc., Class A(b)	88,589

		15,897,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—11.1%
6,956	Altria Group, Inc.	$348,148
7,511	Archer-Daniels-Midland Co.	367,138
11,721	Avon Products, Inc.	95,761
3,931	Brown-Forman Corp., Class B	354,694
4,429	Bunge Ltd.	382,533
7,721	Campbell Soup Co.	345,206
4,130	Church & Dwight Co., Inc.	335,232
3,172	Clorox Co. (The)	336,549
8,620	Coca-Cola Co. (The)	349,627
7,957	Coca-Cola Enterprises, Inc.	353,370
5,060	Colgate-Palmolive Co.	340,437
10,006	ConAgra Foods, Inc.	361,717
3,029	Constellation Brands, Inc., Class A(b)	351,182
617	Costco Wholesale Corp.	88,262
3,866	Coty, Inc., Class A(b)	92,436
3,411	CVS Health Corp.	338,678
4,397	Dr Pepper Snapple Group, Inc.	327,928
2,558	Energizer Holdings, Inc.	349,474
1,125	Estee Lauder Cos., Inc. (The), Class A	91,451
16,048	Flowers Foods, Inc.	358,512
6,446	General Mills, Inc.	356,722
5,523	Hain Celestial Group, Inc. (The)(b)	332,706
8,309	Herbalife Ltd.(b)	344,990
3,444	Hershey Co. (The)	316,572
6,139	Hormel Foods Corp.	333,655
4,503	Ingredion, Inc.	357,538
3,038	J.M. Smucker Co. (The)	352,165
5,519	Kellogg Co.	349,518
3,064	Keurig Green Mountain, Inc.	356,558
3,272	Kimberly-Clark Corp.	358,906
4,133	Kraft Foods Group, Inc.	350,272
4,571	Kroger Co. (The)	314,988
5,218	Lorillard, Inc.	364,529
4,526	McCormick & Co., Inc.	340,808
3,502	Mead Johnson Nutrition Co.	335,912
4,818	Molson Coors Brewing Co., Class B	354,171
9,913	Mondelez International, Inc., Class A	380,362
2,554	Monster Beverage Corp.(b)	350,179
1,584	Nu Skin Enterprises, Inc., Class A	89,575
3,637	PepsiCo, Inc.	345,951
4,556	Philip Morris International, Inc.	380,289
14,769	Pilgrim’s Pride Corp.	364,794
8,641	Pinnacle Foods, Inc.	350,393
4,234	Procter & Gamble Co. (The)	336,645
5,056	Reynolds American, Inc.	370,605
42,412	Rite Aid Corp.(b)	326,997
3,835	Spectrum Brands Holdings, Inc.	350,634
10,510	Sprouts Farmers Market, Inc.(b)	336,162
9,183	Sysco Corp.	340,046
9,114	Tyson Foods, Inc., Class A	360,003
4,131	Walgreens Boots Alliance, Inc.	342,584
1,131	Wal-Mart Stores, Inc.	88,275
7,959	WhiteWave Foods Co. (The)(b)	349,957
6,670	Whole Foods Market, Inc.	318,559

		17,270,355

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—11.9%
2,454	Anadarko Petroleum Corp.	$230,921
5,850	Antero Resources Corp.(b)	259,213
3,414	Apache Corp.	233,518
7,144	Atwood Oceanics, Inc.	238,467
3,249	Baker Hughes, Inc.	222,427
7,045	Cabot Oil & Gas Corp.	238,262
27,456	California Resources Corp.	255,341
4,613	Cameron International Corp.(b)	252,885
2,594	Cheniere Energy, Inc.(b)	198,415
14,357	Chesapeake Energy Corp.	226,410
1,940	Chevron Corp.	215,456
1,798	Cimarex Energy Co.	223,671
20,875	Cobalt International Energy, Inc.(b)	223,362
1,827	Concho Resources, Inc.(b)	231,408
3,228	ConocoPhillips	219,246
7,547	CONSOL Energy, Inc.	245,127
4,804	Continental Resources, Inc.(b)	252,835
4,861	CVR Energy, Inc.	194,634
25,778	Denbury Resources, Inc.	227,104
3,444	Devon Energy Corp.	234,915
7,635	Diamond Offshore Drilling, Inc.	255,543
2,582	Dresser-Rand Group, Inc.(b)	213,454
2,984	Dril-Quip, Inc.(b)	237,884
3,127	Energen Corp.	222,549
2,235	EOG Resources, Inc.	221,153
19,395	EP Energy Corp., Class A(b)	286,464
2,589	EQT Corp.	232,855
2,421	Exxon Mobil Corp.	211,523
5,403	FMC Technologies, Inc.(b)	238,272
11,633	Frank’s International NV	241,966
5,911	Golar LNG Ltd. (Bermuda)	212,766
4,499	Gulfport Energy Corp.(b)	220,181
4,728	Halliburton Co.	231,436
2,954	Helmerich & Payne, Inc.	230,323
2,963	Hess Corp.	227,855
5,037	HollyFrontier Corp.	195,335
4,946	Kinder Morgan, Inc.	212,431
24,959	Kosmos Energy Ltd.(b)	244,099
15,851	Laredo Petroleum, Inc.(b)	250,446
7,839	Marathon Oil Corp.	243,793
2,024	Marathon Petroleum Corp.	199,506
11,680	Memorial Resource Development Corp.(b)	235,819
4,312	Murphy Oil Corp.	205,294
14,979	Nabors Industries Ltd.	250,149
4,171	National Oilwell Varco, Inc.	226,944
5,963	Newfield Exploration Co.(b)	233,988
4,259	Noble Energy, Inc.	216,016
14,615	Oasis Petroleum, Inc.(b)	262,193
2,769	Occidental Petroleum Corp.	221,797
3,813	Oceaneering International, Inc.	210,134
5,112	Oil States International, Inc.(b)	243,280
4,329	ONEOK, Inc.	208,225
10,693	Patterson-UTI Energy, Inc.	238,989
6,197	PBF Energy, Inc., Class A	175,871
36,457	Peabody Energy Corp.	172,442
2,603	Phillips 66	206,444
1,247	Pioneer Natural Resources Co.	215,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
9,417	QEP Resources, Inc.	$211,882
4,043	Range Resources Corp.	256,973
9,877	Rice Energy, Inc.(b)	243,271
11,305	Rowan Cos. PLC, Class A	239,553
16,149	RPC, Inc.	256,931
112,177	SandRidge Energy, Inc.(b)	212,015
2,455	Schlumberger Ltd.	232,268
20,294	Seadrill Ltd. (Norway)	265,648
55,251	Seventy Seven Energy, Inc.(b)	280,123
3,998	SM Energy Co.	231,764
9,062	Southwestern Energy Co.(b)	254,008
5,674	Spectra Energy Corp.	211,356
9,147	Superior Energy Services, Inc.	233,248
2,188	Targa Resources Corp.	229,674
2,671	Teekay Corp. (Bermuda)	132,775
2,239	Tesoro Corp.	192,173
6,088	Tidewater, Inc.	168,577
13,758	Ultra Petroleum Corp.(b)	234,299
7,400	Unit Corp.(b)	257,816
3,221	Valero Energy Corp.	183,275
6,473	Whiting Petroleum Corp.(b)	245,391
4,145	Williams Cos., Inc. (The)	212,183
3,597	World Fuel Services Corp.	199,634
18,755	WPX Energy, Inc.(b)	257,881

		18,419,211

	Financials—10.1%
648	ACE Ltd.	69,330
335	Affiliated Managers Group, Inc.(b)	75,754
1,138	Aflac, Inc.	71,739
739	Alexandria Real Estate Equities, Inc. REIT	68,269
150	Alleghany Corp.(b)	71,028
1,787	Allied World Assurance Co. Holdings AG	73,517
1,027	Allstate Corp. (The)	71,541
3,490	Ally Financial, Inc.(b)	76,396
1,725	American Campus Communities, Inc. REIT	69,241
3,315	American Capital Agency Corp. REIT	68,405
919	American Express Co.	71,177
1,127	American Financial Group, Inc.	71,226
4,427	American Homes 4 Rent, Class A REIT	74,772
1,331	American International Group, Inc.	74,922
746	American National Insurance Co.	74,645
7,285	American Realty Capital Properties, Inc. REIT	65,784
757	American Tower Corp. REIT	71,559
554	Ameriprise Financial, Inc.	69,405
6,664	Annaly Capital Management, Inc. REIT	67,106
751	Aon PLC	72,269
1,836	Apartment Investment & Management Co., Class A REIT	69,272
1,164	Arch Capital Group Ltd.(b)	70,632
1,546	Arthur J. Gallagher & Co.	73,945
1,584	Artisan Partners Asset Management, Inc., Class A	70,947
1,534	Aspen Insurance Holdings Ltd.	71,684
3,906	Associated Banc-Corp.	73,472
1,176	Assurant, Inc.	72,277
2,796	Assured Guaranty Ltd.	72,668

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
410	AvalonBay Communities, Inc. REIT	$67,379
1,402	Axis Capital Holdings Ltd.	72,988
4,676	Bank of America Corp.	74,489
1,187	Bank of Hawaii Corp.	71,683
1,811	Bank of New York Mellon Corp. (The)	76,678
2,187	BankUnited, Inc.	71,865
1,865	BB&T Corp.	71,411
504	Berkshire Hathaway, Inc., Class B(b)	71,170
3,205	BioMed Realty Trust, Inc. REIT	66,504
199	BlackRock, Inc.	72,424
1,191	BOK Financial Corp.	77,641
514	Boston Properties, Inc. REIT	68,007
4,529	Brandywine Realty Trust REIT	66,033
2,773	Brixmor Property Group, Inc. REIT	65,027
2,215	Brown & Brown, Inc.	70,769
924	Camden Property Trust REIT	69,374
918	Capital One Financial Corp.	74,220
3,707	CBL & Associates Properties, Inc. REIT	66,763
1,249	CBOE Holdings, Inc.	70,281
2,023	CBRE Group, Inc., Class A(b)	77,562
2,421	Charles Schwab Corp. (The)	73,840
4,423	Chimera Investment Corp. REIT	67,185
722	Chubb Corp. (The)	71,009
1,361	Cincinnati Financial Corp.	68,921
1,628	CIT Group, Inc.	73,309
1,409	Citigroup, Inc.	75,128
2,990	Citizens Financial Group, Inc.	77,889
805	City National Corp.	75,026
761	CME Group, Inc., Class A	69,182
1,759	CNA Financial Corp.	70,888
2,713	Columbia Property Trust, Inc. REIT	71,162
1,601	Comerica, Inc.	75,903
1,712	Commerce Bancshares, Inc.	73,119
7,795	Communications Sales & Leasing, Inc. REIT(b)	234,474
2,489	Corporate Office Properties Trust REIT	65,685
1,777	Corrections Corp. of America REIT	65,376
852	Crown Castle International Corp. REIT	71,168
1,042	Cullen/Frost Bankers, Inc.	76,003
64	DDR Corp. REIT	1,091
1,082	Digital Realty Trust, Inc. REIT	68,610
1,270	Discover Financial Services	73,622
2,454	Douglas Emmett, Inc. REIT	69,939
3,338	Duke Realty Corp. REIT	66,126
2,629	E*TRADE Financial Corp.(b)	75,689
1,797	East West Bancorp, Inc.	72,940
1,740	Eaton Vance Corp.	71,479
1,144	Endurance Specialty Holdings Ltd.	69,075
2,811	Equity Commonwealth REIT(b)	70,865
1,316	Equity LifeStyle Properties, Inc. REIT	69,511
919	Equity Residential REIT	67,877
834	Erie Indemnity Co., Class A	69,013
309	Essex Property Trust, Inc. REIT	68,583
413	Everest Re Group Ltd.	73,890
1,072	Extra Space Storage, Inc. REIT	70,677
498	Federal Realty Investment Trust REIT	66,568
2,203	Federated Investors, Inc., Class B	75,783
3,777	Fifth Third Bancorp	75,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
5,195	First Horizon National Corp.	$74,029
8,157	First Niagara Financial Group, Inc.	74,188
1,271	First Republic Bank	74,087
1,996	FNF Group	71,836
5,060	FNFV Group(b)	75,647
2,929	Forest City Enterprises, Inc., Class A(b)	69,593
1,393	Franklin Resources, Inc.	71,823
5,886	Fulton Financial Corp.	71,574
1,961	Gaming and Leisure Properties, Inc. REIT	70,008
2,434	General Growth Properties, Inc. REIT	66,692
9,878	Genworth Financial, Inc., Class A(b)	86,828
385	Goldman Sachs Group, Inc. (The)	75,622
1,016	Hanover Insurance Group, Inc. (The)	69,667
1,712	Hartford Financial Services Group, Inc. (The)	69,798
1,276	HCC Insurance Holdings, Inc.	72,681
1,723	HCP, Inc. REIT	69,420
932	Health Care REIT, Inc. REIT	67,123
2,632	Healthcare Trust of America, Inc., Class A REIT	68,142
1,044	Home Properties, Inc. REIT	76,797
2,230	Hospitality Properties Trust REIT	67,078
3,556	Host Hotels & Resorts, Inc. REIT	71,618
480	Howard Hughes Corp. (The)(b)	71,266
7,044	Hudson City Bancorp, Inc.	65,509
6,628	Huntington Bancshares, Inc.	71,980
2,131	Interactive Brokers Group, Inc., Class A	72,347
314	IntercontinentalExchange, Inc.	70,502
1,807	Invesco Ltd.(c)	74,846
1,983	Iron Mountain, Inc. REIT	68,394
442	Jones Lang LaSalle, Inc.	73,398
1,211	JPMorgan Chase & Co.	76,608
5,096	KeyCorp	73,637
950	Kilroy Realty Corp. REIT	67,440
2,726	Kimco Realty Corp. REIT	65,697
1,594	Lamar Advertising Co., Class A REIT	92,388
1,357	Lazard Ltd., Class A	71,962
1,294	Legg Mason, Inc.	68,129
3,241	Leucadia National Corp.	77,039
2,015	Liberty Property Trust REIT	70,203
1,265	Lincoln National Corp.	71,460
1,785	Loews Corp.	74,327
1,583	LPL Financial Holdings, Inc.	64,064
581	M&T Bank Corp.	69,528
829	Macerich Co. (The) REIT	67,779
97	Markel Corp.(b)	71,842
1,297	Marsh & McLennan Cos., Inc.	72,839
8,102	MBIA, Inc.(b)	70,892
692	McGraw Hill Financial, Inc.	72,176
1,271	Mercury General Corp.	69,829
1,426	MetLife, Inc.	73,140
9,209	MFA Financial, Inc. REIT	71,554
940	Mid-America Apartment Communities, Inc. REIT	70,133
707	Moody’s Corp.	76,017
2,032	Morgan Stanley	75,814
1,206	MSCI, Inc.	73,795
1,455	NASDAQ OMX Group, Inc. (The)	70,757
1,774	National Retail Properties, Inc. REIT	68,122

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,792	Nationstar Mortgage Holdings, Inc.(b)	$70,079
3,577	Navient Corp.	69,895
4,336	New York Community Bancorp, Inc.	74,536
1,036	Northern Trust Corp.	75,783
3,087	NorthStar Asset Management Group, Inc.	64,920
3,986	NorthStar Realty Finance Corp. REIT	74,777
8,762	Ocwen Financial Corp.(b)	74,389
4,899	Old Republic International Corp.	74,906
1,788	OMEGA Healthcare Investors, Inc. REIT	64,529
3,089	Outfront Media, Inc. REIT	88,716
1,581	PacWest Bancorp	71,303
3,821	Paramount Group, Inc. REIT	70,001
634	PartnerRe Ltd.	81,152
4,788	People’s United Financial, Inc.	72,347
3,913	Piedmont Office Realty Trust, Inc., Class A REIT	68,399
1,668	Plum Creek Timber Co., Inc. REIT	70,390
780	PNC Financial Services Group, Inc. (The)	71,549
2,116	Popular, Inc.(b)	68,622
1,267	Post Properties, Inc. REIT	72,434
1,419	Principal Financial Group, Inc.	72,539
1,575	ProAssurance Corp.	70,796
2,678	Progressive Corp. (The)	71,395
1,674	Prologis, Inc. REIT	67,295
901	Prudential Financial, Inc.	73,522
367	Public Storage REIT	68,963
1,272	Raymond James Financial, Inc.	71,906
2,684	Rayonier, Inc. REIT	68,684
1,624	Realogy Holdings Corp.(b)	76,994
1,407	Realty Income Corp. REIT	66,087
1,078	Regency Centers Corp. REIT	67,677
7,745	Regions Financial Corp.	76,133
780	Reinsurance Group of America, Inc.	71,464
720	RenaissanceRe Holdings Ltd.	73,793
4,658	Retail Properties of America, Inc., Class A REIT	70,382
3,238	Santander Consumer USA Holdings, Inc.	79,946
1,655	SEI Investments Co.	75,567
3,245	Senior Housing Properties Trust REIT	66,425
565	Signature Bank(b)	75,761
374	Simon Property Group, Inc. REIT	67,877
562	SL Green Realty Corp. REIT	68,766
8,021	SLM Corp.(b)	81,734
6,101	Spirit Realty Capital, Inc. REIT	68,880
1,070	StanCorp Financial Group, Inc.	77,126
2,954	Starwood Property Trust, Inc. REIT	70,926
979	State Street Corp.	75,500
1,772	SunTrust Banks, Inc.	73,538
591	SVB Financial Group(b)	78,461
2,356	Synchrony Financial(b)	73,389
2,595	Synovus Financial Corp.	71,778
888	T. Rowe Price Group, Inc.	72,088
2,050	Tanger Factory Outlet Centers, Inc. REIT	68,839
937	Taubman Centers, Inc. REIT	67,473
4,622	TCF Financial Corp.	72,381
1,951	TD Ameritrade Holding Corp.	70,724
4,952	TFS Financial Corp.	72,398
1,317	Torchmark Corp.	73,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
675	Travelers Cos., Inc. (The)	$68,249
6,664	Two Harbors Investment Corp. REIT	69,972
1,667	U.S. Bancorp	71,464
2,135	UDR, Inc. REIT	69,964
2,162	Unum Group	73,854
3,003	Urban Edge Properties REIT	67,958
1,731	Validus Holdings Ltd.	72,408
1,006	Ventas, Inc. REIT	69,313
654	Vornado Realty Trust REIT	67,682
1,669	Voya Financial, Inc.	70,665
1,427	W.R. Berkley Corp.	69,909
1,440	Waddell & Reed Financial, Inc., Class A	71,021
2,018	Weingarten Realty Investors REIT	66,110
1,323	Wells Fargo & Co.	72,897
2,181	Weyerhaeuser Co. REIT	68,723
108	White Mountains Insurance Group Ltd.	73,005
1,053	WP Carey, Inc. REIT	66,844
4,339	WP Glimcher, Inc. REIT	65,085
1,958	XL Group PLC	72,603
2,698	Zions Bancorporation	76,448

		15,641,064

	Health Care—11.0%
3,681	Abbott Laboratories	170,872
2,989	AbbVie, Inc.	193,269
568	Actavis PLC(b)	160,664
1,617	Aetna, Inc.	172,809
4,206	Agilent Technologies, Inc.	174,002
3,668	Alere, Inc.(b)	174,157
972	Alexion Pharmaceuticals, Inc.(b)	164,492
3,136	Align Technology, Inc.(b)	184,522
2,720	Alkermes PLC(b)	150,606
14,543	Allscripts Healthcare Solutions, Inc.(b)	193,422
1,718	Alnylam Pharmaceuticals, Inc.(b)	175,013
1,528	AmerisourceBergen Corp.	174,650
1,066	Amgen, Inc.	168,332
1,120	Anthem, Inc.	169,042
1,425	athenahealth, Inc.(b)	174,790
2,516	Baxter International, Inc.	172,950
1,195	Becton, Dickinson and Co.	168,340
401	Biogen, Inc.(b)	149,946
1,482	BioMarin Pharmaceutical, Inc.(b)	166,058
1,270	Bio-Rad Laboratories, Inc., Class A(b)	170,751
1,738	Bio-Techne Corp.	166,778
9,816	Boston Scientific Corp.(b)	174,921
2,633	Bristol-Myers Squibb Co.	167,801
4,594	Brookdale Senior Living, Inc.(b)	166,441
9,379	Bruker Corp.(b)	177,826
1,027	C.R. Bard, Inc.	171,078
1,921	Cardinal Health, Inc.	162,017
3,539	Catamaran Corp.(b)	210,040
1,455	Celgene Corp.(b)	157,227
2,512	Centene Corp.(b)	155,719
2,366	Cerner Corp.(b)	169,902
2,166	Charles River Laboratories International, Inc.(b)	149,801
1,356	Cigna Corp.	169,012
3,270	Community Health Systems, Inc.(b)	175,534

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
925	Cooper Cos., Inc. (The)	$164,715
2,113	DaVita HealthCare Partners, Inc.(b)	171,364
3,388	DENTSPLY International, Inc.	172,788
1,207	Edwards Lifesciences Corp.(b)	152,867
2,331	Eli Lilly & Co.	167,529
1,950	Endo International PLC(b)	163,927
4,522	Envision Healthcare Holdings, Inc.(b)	171,655
2,062	Express Scripts Holding Co.(b)	178,157
1,693	Gilead Sciences, Inc.(b)	170,163
3,535	Halyard Health, Inc.(b)	171,377
2,249	HCA Holdings, Inc.(b)	166,448
2,886	Health Net, Inc.(b)	151,948
1,247	Henry Schein, Inc.(b)	170,964
3,582	Hill-Rom Holdings, Inc.	178,885
5,360	Hologic, Inc.(b)	180,846
1,950	Hospira, Inc.(b)	170,215
975	Humana, Inc.	161,460
1,140	IDEXX Laboratories, Inc.(b)	142,922
928	Illumina, Inc.(b)	170,984
5,409	IMS Health Holdings, Inc.(b)	149,234
1,921	Incyte Corp.(b)	186,644
4,530	Inovalon Holdings, Inc., Class A(b)	114,383
606	Intercept Pharmaceuticals, Inc.(b)	153,203
343	Intuitive Surgical, Inc.(b)	170,121
987	Jazz Pharmaceuticals PLC(b)	176,377
1,709	Johnson & Johnson	169,533
3,204	Juno Therapeutics, Inc.(b)	136,939
1,363	Laboratory Corp. of America Holdings(b)	162,960
2,318	LifePoint Hospitals, Inc.(b)	173,572
1,350	Mallinckrodt PLC(b)	152,793
757	McKesson Corp.	169,114
1,334	Medivation, Inc.(b)	161,067
2,378	MEDNAX, Inc.(b)	168,315
2,234	Medtronic PLC	166,321
2,972	Merck & Co., Inc.	177,012
385	Mettler-Toledo International, Inc.(b)	122,049
2,768	Mylan NV(b)	200,016
4,815	Myriad Genetics, Inc.(b)	159,039
2,256	Omnicare, Inc.	198,483
3,536	Patterson Cos., Inc.	166,033
3,389	PerkinElmer, Inc.	173,720
1,042	Perrigo Co. PLC	190,978
5,011	Pfizer, Inc.	170,023
670	Pharmacyclics, Inc.(b)	171,654
4,598	Premier, Inc., Class A(b)	174,264
6,900	QIAGEN NV(b)	164,289
2,256	Quest Diagnostics, Inc.	161,124
2,583	Quintiles Transnational Holdings, Inc.(b)	170,168
382	Regeneron Pharmaceuticals, Inc.(b)	174,750
2,438	ResMed, Inc.	155,886
4,792	Seattle Genetics, Inc.(b)	164,557
1,943	Sirona Dental Systems, Inc.(b)	180,213
2,622	St. Jude Medical, Inc.	183,671
1,870	Stryker Corp.	172,489
1,437	Teleflex, Inc.	176,694
3,450	Tenet Healthcare Corp.(b)	165,117
1,286	Thermo Fisher Scientific, Inc.	161,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
1,023	United Therapeutics Corp.(b)	$163,363
1,473	UnitedHealth Group, Inc.	164,092
1,461	Universal Health Services, Inc., Class B	170,864
1,843	Varian Medical Systems, Inc.(b)	163,751
3,252	VCA, Inc.(b)	165,754
6,752	Veeva Systems, Inc., Class A(b)	179,266
1,455	Vertex Pharmaceuticals, Inc.(b)	179,372
6,902	VWR Corp.(b)	183,179
1,009	Waters Corp.(b)	126,317
1,480	Zimmer Holdings, Inc.	162,563
3,712	Zoetis, Inc.	164,887

		17,149,835

	Industrials—12.3%
755	3M Co.	118,074
1,923	A.O. Smith Corp.	122,880
1,338	Acuity Brands, Inc.	223,379
2,996	ADT Corp. (The)	112,650
3,990	AECOM(b)	125,924
2,629	AGCO Corp.	135,420
3,255	Air Lease Corp.	125,741
1,901	Alaska Air Group, Inc.	121,778
2,031	Allegion PLC	124,196
3,914	Allison Transmission Holdings, Inc.	120,081
289	AMERCO	93,069
2,395	American Airlines Group, Inc.	115,643
2,368	AMETEK, Inc.	124,130
3,904	Armstrong World Industries, Inc.(b)	213,705
1,638	Avis Budget Group, Inc.(b)	88,681
1,990	B/E Aerospace, Inc.	118,982
3,958	Babcock & Wilcox Co. (The)	127,922
829	Boeing Co. (The)	118,829
1,679	C.H. Robinson Worldwide, Inc.	108,111
1,355	Carlisle Cos., Inc.	130,757
1,537	Caterpillar, Inc.	133,535
2,554	Chicago Bridge & Iron Co. NV	121,698
1,514	Cintas Corp.	121,044
2,183	Clean Harbors, Inc.(b)	120,611
2,581	Colfax Corp.(b)	127,992
2,776	Con-way, Inc.	114,094
1,199	Copa Holdings SA, Class A (Panama)	132,957
3,341	Copart, Inc.(b)	118,839
5,610	Covanta Holding Corp.	113,827
1,950	Crane Co.	119,164
3,691	CSX Corp.	133,208
898	Cummins, Inc.	124,157
1,456	Danaher Corp.	119,217
1,395	Deere & Co.	126,275
2,785	Delta Air Lines, Inc.	124,322
3,318	Donaldson Co., Inc.	123,994
1,767	Dover Corp.	133,797
573	Dun & Bradstreet Corp. (The)	73,155
1,842	Eaton Corp. PLC	126,601
2,175	Emerson Electric Co.	127,955
785	Equifax, Inc.	76,090
5,153	Exelis, Inc.	126,352
2,555	Expeditors International of Washington, Inc.	117,096

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
5,308	Fastenal Co.	$226,227
742	FedEx Corp.	125,821
2,164	Flowserve Corp.	126,659
2,137	Fluor Corp.	128,519
2,088	Fortune Brands Home & Security, Inc.	93,125
2,134	GATX Corp.	116,090
913	General Dynamics Corp.	125,373
4,951	General Electric Co.	134,073
1,248	Genesee & Wyoming, Inc., Class A(b)	116,002
1,733	Graco, Inc.	124,117
4,129	HD Supply Holdings, Inc.(b)	136,257
4,488	Hertz Global Holdings, Inc.(b)	93,530
4,468	Hexcel Corp.	224,070
1,202	Honeywell International, Inc.	121,306
1,119	Hubbell, Inc., Class B	121,781
888	Huntington Ingalls Industries, Inc.	116,852
1,647	IDEX Corp.	123,541
1,114	IHS, Inc., Class A(b)	139,774
1,272	Illinois Tool Works, Inc.	119,034
3,262	Ingersoll-Rand PLC	214,770
3,123	ITT Corp.	123,827
1,438	J.B. Hunt Transport Services, Inc.	125,394
2,731	Jacobs Engineering Group, Inc.(b)	117,051
3,136	Joy Global, Inc.	133,719
1,191	Kansas City Southern	122,066
2,522	KAR Auction Services, Inc.	93,844
8,521	KBR, Inc.	148,862
3,607	Kennametal, Inc.	127,724
1,665	Kirby Corp.(b)	130,752
3,175	KLX, Inc.(b)	133,064
981	L-3 Communications Holdings, Inc.	112,727
1,864	Landstar System, Inc.	116,146
2,006	Lennox International, Inc.	212,556
1,910	Lincoln Electric Holdings, Inc.	127,703
612	Lockheed Martin Corp.	114,199
5,906	Manitowoc Co., Inc. (The)	116,525
1,455	Manpowergroup, Inc.	124,155
8,513	Masco Corp.	225,509
1,217	Middleby Corp. (The)(b)	123,331
18,256	MRC Global, Inc.(b)	266,538
1,695	MSC Industrial Direct Co., Inc., Class A	120,447
4,258	Navistar International Corp.(b)	127,570
2,152	Nielsen NV	96,711
1,607	Nordson Corp.	127,997
1,182	Norfolk Southern Corp.	119,205
771	Northrop Grumman Corp.	118,765
9,959	NOW, Inc.(b)	238,020
1,595	Old Dominion Freight Line, Inc.(b)	113,452
1,598	Orbital ATK, Inc.	116,910
2,595	Oshkosh Corp.	139,715
5,237	Owens Corning	202,462
1,970	PACCAR, Inc.	128,739
1,230	Pall Corp.	119,704
1,046	Parker-Hannifin Corp.	124,851
1,953	Pentair PLC (United Kingdom)	121,379
5,250	Pitney Bowes, Inc.	117,442
1,048	Precision Castparts Corp.	216,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
4,348	Quanta Services, Inc.(b)	$125,701
6,643	R.R. Donnelley & Sons Co.	123,693
1,129	Raytheon Co.	117,416
1,565	Regal Beloit Corp.	122,383
3,047	Republic Services, Inc.	123,800
2,041	Robert Half International, Inc.	113,173
1,083	Rockwell Automation, Inc.	128,444
1,300	Rockwell Collins, Inc.	126,529
5,045	Rollins, Inc.	125,116
721	Roper Technologies, Inc.	121,251
1,304	Ryder System, Inc.	124,349
864	Snap-on, Inc.	129,211
4,127	SolarCity Corp.(b)	247,826
2,844	Southwest Airlines Co.	115,353
2,432	Spirit AeroSystems Holdings, Inc., Class A(b)	123,764
1,667	Spirit Airlines, Inc.(b)	114,139
1,463	SPX Corp.	112,651
1,294	Stanley Black & Decker, Inc.	127,718
888	Stericycle, Inc.(b)	118,486
4,646	Terex Corp.	127,579
2,791	Textron, Inc.	122,748
5,361	Timken Co. (The)	210,634
1,801	Toro Co. (The)	120,739
947	Towers Watson & Co., Class A	120,179
571	TransDigm Group, Inc.	121,126
3,573	Trinity Industries, Inc.	96,793
2,155	Triumph Group, Inc.	127,662
2,876	Tyco International PLC	113,257
1,135	Union Pacific Corp.	120,571
1,890	United Continental Holdings, Inc.(b)	112,909
1,271	United Parcel Service, Inc., Class B	127,774
1,348	United Rentals, Inc.(b)	130,190
1,058	United Technologies Corp.	120,347
8,664	USG Corp.(b)	229,943
1,854	Valmont Industries, Inc.	233,641
4,846	Vectrus, Inc.(b)	123,864
1,758	Verisk Analytics, Inc., Class A(b)	131,920
4,794	Veritiv Corp.(b)	190,514
524	W.W. Grainger, Inc.	130,177
795	WABCO Holdings, Inc.(b)	98,938
1,303	Wabtec Corp.	122,547
2,571	Waste Connections, Inc.	121,891
2,299	Waste Management, Inc.	113,869
1,761	WESCO International, Inc.(b)	127,038
3,542	Xylem, Inc.	131,125

		19,167,503

	Information Technology—12.8%
5,184	3D Systems Corp.(b)	130,067
1,304	Accenture PLC, Class A	120,816
6,388	Activision Blizzard, Inc.	145,742
1,968	Adobe Systems, Inc.(b)	149,686
54,191	Advanced Micro Devices, Inc.(b)	122,472
2,022	Akamai Technologies, Inc.(b)	149,183
247	Alliance Data Systems Corp.(b)	73,436
4,153	Altera Corp.	173,097
2,671	Amdocs Ltd.	147,092

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
2,497	Amphenol Corp., Class A	$138,259
2,501	Analog Devices, Inc.	154,662
1,656	ANSYS, Inc.(b)	142,151
3,691	AOL, Inc.(b)	147,271
1,156	Apple, Inc.	144,673
6,411	Applied Materials, Inc.	126,874
2,086	Arista Networks, Inc.(b)	133,525
5,069	ARRIS Group, Inc.(b)	170,699
2,388	Arrow Electronics, Inc.(b)	142,588
17,773	Atmel Corp.	134,719
2,446	Autodesk, Inc.(b)	139,006
1,455	Automatic Data Processing, Inc.	123,006
1,152	Avago Technologies Ltd. (Singapore)	134,646
3,304	Avnet, Inc.	140,850
10,134	AVX Corp.	139,545
4,290	Booz Allen Hamilton Holding Corp., Class A	117,975
3,407	Broadcom Corp., Class A	150,607
1,367	Broadridge Financial Solutions, Inc.	73,709
12,412	Brocade Communications Systems, Inc.	140,256
4,512	CA, Inc.	143,346
7,978	Cadence Design Systems, Inc.(b)	148,790
3,097	CDK Global, Inc.	148,408
3,884	CDW Corp.	148,835
5,301	Cisco Systems, Inc.	152,828
2,266	Citrix Systems, Inc.(b)	152,185
2,297	Cognizant Technology Solutions Corp., Class A(b)	134,466
4,974	CommScope Holding Co., Inc.(b)	146,783
2,204	Computer Sciences Corp.	142,048
2,121	CoreLogic, Inc.(b)	82,952
6,391	Corning, Inc.	133,764
649	CoStar Group, Inc.(b)	132,675
4,102	Cree, Inc.(b)	129,951
4,147	Diebold, Inc.	144,191
3,782	Dolby Laboratories, Inc., Class A	152,263
1,349	DST Systems, Inc.	155,243
1,610	eBay, Inc.(b)	93,799
2,829	EchoStar Corp., Class A(b)	141,450
2,563	Electronic Arts, Inc.(b)	148,885
5,564	EMC Corp.	149,727
317	Equinix, Inc. REIT	81,130
1,280	F5 Networks, Inc.(b)	156,186
1,732	Facebook, Inc., Class A(b)	136,430
461	FactSet Research Systems, Inc.	72,557
1,071	Fidelity National Information Services, Inc.	66,927
3,653	FireEye, Inc.(b)	150,869
3,424	First Solar, Inc.(b)	204,310
919	Fiserv, Inc.(b)	71,314
484	FleetCor Technologies, Inc.(b)	77,871
3,966	FLIR Systems, Inc.	122,510
4,269	Fortinet, Inc.(b)	161,112
3,625	Freescale Semiconductor Ltd.(b)	141,701
1,760	Gartner, Inc.(b)	146,045
5,383	Genpact Ltd.(b)	117,672
802	Global Payments, Inc.	80,425
255	Google, Inc., Class A(b)	139,936
259	Google, Inc., Class C(b)	139,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,960	Harris Corp.	$157,270
4,486	Hewlett-Packard Co.	147,903
3,034	HomeAway, Inc.(b)	84,800
2,166	IAC/InterActiveCorp.	151,230
3,272	Informatica Corp.(b)	157,285
5,922	Ingram Micro, Inc., Class A(b)	148,998
4,774	Intel Corp.	155,394
894	International Business Machines Corp.	153,133
1,481	Intuit, Inc.	148,589
1,570	IPG Photonics Corp.(b)	139,071
6,281	Jabil Circuit, Inc.	141,448
1,048	Jack Henry & Associates, Inc.	69,703
11,021	JDS Uniphase Corp.(b)	139,526
6,437	Juniper Networks, Inc.	170,130
3,344	Keysight Technologies, Inc.(b)	111,890
2,458	KLA-Tencor Corp.	144,530
7,414	Knowles Corp.(b)	142,126
2,018	Lam Research Corp.	152,520
3,455	Leidos Holdings, Inc.	143,866
3,700	LendingClub Corp.(b)	64,565
2,842	Lexmark International, Inc., Class A	126,156
3,149	Linear Technology Corp.	145,263
561	LinkedIn Corp., Class A(b)	141,445
9,599	Marvell Technology Group Ltd.	134,482
820	MasterCard, Inc., Class A	73,972
4,236	Maxim Integrated Products, Inc.	139,068
2,979	Microchip Technology, Inc.	141,964
5,387	Micron Technology, Inc.(b)	151,536
3,485	Microsoft Corp.	169,510
2,195	Motorola Solutions, Inc.	131,151
3,869	National Instruments Corp.	110,653
4,798	NCR Corp.(b)	131,657
4,040	NetApp, Inc.	146,450
1,546	NetSuite, Inc.(b)	147,751
10,258	Nuance Communications, Inc.(b)	157,255
6,850	NVIDIA Corp.	152,036
12,348	ON Semiconductor Corp.(b)	142,249
3,340	Oracle Corp.	145,691
1,017	Palo Alto Networks, Inc.(b)	150,231
5,853	Pandora Media, Inc.(b)	104,418
2,505	Paychex, Inc.	121,217
4,016	PTC, Inc.(b)	153,973
2,138	QUALCOMM, Inc.	145,384
2,796	Rackspace Hosting, Inc.(b)	150,704
1,907	Red Hat, Inc.(b)	143,521
7,667	Rovi Corp.(b)	141,916
6,069	Sabre Corp.	151,057
2,176	salesforce.com, inc.(b)	158,456
2,169	SanDisk Corp.	145,193
1,864	ServiceNow, Inc.(b)	139,539
1,545	Skyworks Solutions, Inc.	142,526
2,857	SolarWinds, Inc.(b)	139,365
2,833	Solera Holdings, Inc.	137,457
2,410	Splunk, Inc.(b)	159,892
2,503	Stratasys Ltd.(b)	93,737
6,044	SunEdison, Inc.(b)	153,034
6,447	SunPower Corp.(b)	207,529

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
6,169	Symantec Corp.	$153,762
3,149	Synopsys, Inc.(b)	147,625
1,548	Tableau Software, Inc., Class A(b)	151,456
2,584	Tech Data Corp.(b)	145,660
3,369	Teradata Corp.(b)	148,202
7,792	Teradyne, Inc.	142,204
2,574	Texas Instruments, Inc.	139,537
1,904	Total System Services, Inc.	75,322
5,028	Trimble Navigation Ltd.(b)	127,862
2,879	Twitter, Inc.(b)	112,166
1,925	Vantiv, Inc., Class A(b)	75,268
4,160	VeriFone Systems, Inc.(b)	148,803
2,214	VeriSign, Inc.(b)	140,611
1,099	Visa, Inc., Class A	72,589
10,765	Vishay Intertechnology, Inc.	136,500
1,745	VMware, Inc., Class A(b)	153,735
1,534	Western Digital Corp.	149,933
3,719	Western Union Co. (The)	75,421
1,710	Workday, Inc., Class A(b)	155,969
9,541	Xerox Corp.	109,722
3,592	Xilinx, Inc.	155,749
3,229	Yahoo!, Inc.(b)	137,442
3,142	Yelp, Inc., Class A(b)	123,763
1,421	Zebra Technologies Corp., Class A(b)	130,846
712	Zillow Group, Inc., Class A(b)	69,520
52,796	Zynga, Inc., Class A(b)	129,350

		19,915,799

	Materials—9.4%
1,456	Air Products & Chemicals, Inc.	208,834
2,146	Airgas, Inc.	217,347
4,366	Albemarle Corp.	260,650
17,086	Alcoa, Inc.	229,294
7,354	Allegheny Technologies, Inc.	249,962
3,494	AptarGroup, Inc.	216,873
1,757	Ashland, Inc.	222,015
2,355	Avery Dennison Corp.	130,914
8,172	Axalta Coating Systems Ltd.(b)	250,717
3,195	Ball Corp.	234,545
4,797	Bemis Co., Inc.	215,865
5,118	Cabot Corp.	218,743
5,879	Carpenter Technology Corp.	254,267
4,048	Celanese Corp., Series A	268,625
748	CF Industries Holdings, Inc.	215,028
46,450	Cliffs Natural Resources, Inc.	275,913
2,385	Compass Minerals International, Inc.	210,667
4,302	Crown Holdings, Inc.(b)	233,427
4,137	Cytec Industries, Inc.	228,735
4,706	Domtar Corp.	203,393
4,755	Dow Chemical Co. (The)	242,505
3,067	E.I. du Pont de Nemours & Co.	224,504
2,659	Eagle Materials, Inc.	221,734
3,237	Eastman Chemical Co.	246,724
1,926	Ecolab, Inc.	215,673
3,784	FMC Corp.	224,429
11,286	Freeport-McMoRan, Inc.	262,625
5,675	Greif, Inc., Class A	231,313

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
10,241	Huntsman Corp.	$236,055
1,886	International Flavors & Fragrances, Inc.	216,419
4,060	International Paper Co.	218,103
2,535	LyondellBasell Industries NV, Class A	262,423
1,549	Martin Marietta Materials, Inc.	220,965
4,441	MeadWestvaco Corp.	216,721
1,961	Monsanto Co.	223,476
4,709	Mosaic Co. (The)	207,196
473	NewMarket Corp.	211,384
10,051	Newmont Mining Corp.	266,251
4,733	Nucor Corp.	231,254
9,490	Owens-Illinois, Inc.(b)	226,906
2,846	Packaging Corp. of America	196,915
8,819	Platform Specialty Products Corp.(b)	237,584
1,003	PPG Industries, Inc.	222,225
1,826	Praxair, Inc.	222,644
14,662	Rayonier Advanced Materials, Inc.	245,002
3,732	Reliance Steel & Aluminum Co.	241,535
3,432	Rock-Tenn Co., Class A	216,147
3,423	Royal Gold, Inc.	220,886
4,638	RPM International, Inc.	220,491
3,350	Scotts Miracle-Gro Co. (The), Class A	216,109
4,885	Sealed Air Corp.	222,756
788	Sherwin-Williams Co. (The)	219,064
1,592	Sigma-Aldrich Corp.	221,161
3,845	Silgan Holdings, Inc.	207,130
4,861	Sonoco Products Co.	217,238
7,483	Southern Copper Corp. (Mexico)	243,796
11,136	Steel Dynamics, Inc.	246,440
18,248	Tahoe Resources, Inc.	257,479
8,497	Timkensteel Corp.	248,027
8,860	United States Steel Corp.	212,817
2,627	Valspar Corp. (The)	213,050
2,622	Vulcan Materials Co.	224,233
2,267	W.R. Grace & Co.(b)	219,264
3,118	Westlake Chemical Corp.	243,142

		14,587,609

	Telecommunication Services—2.2%
9,308	AT&T, Inc.	322,429
8,839	CenturyLink, Inc.	317,851
41,841	Frontier Communications Corp.	287,029
5,677	Level 3 Communications, Inc.(b)	317,571
1,204	SBA Communications Corp., Class A(b)	139,447
63,748	Sprint Corp.(b)	327,027
12,105	Telephone & Data Systems, Inc.	323,325
9,385	T-Mobile US, Inc.(b)	319,465
8,608	United States Cellular Corp.(b)	317,894
6,290	Verizon Communications, Inc.	317,268
6,496	Windstream Holdings, Inc.	75,873
11,308	Zayo Group Holdings, Inc.(b)	300,227

		3,365,406

	Utilities—9.0%
24,441	AES Corp. (The)	323,843
6,283	AGL Resources, Inc.	315,846
4,968	Alliant Energy Corp.	300,415
7,436	Ameren Corp.	304,430
5,505	American Electric Power Co., Inc.	313,069

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
5,697	American Water Works Co., Inc.	$310,600
11,661	Aqua America, Inc.	312,748
5,651	Atmos Energy Corp.	305,154
14,138	Calpine Corp.(b)	308,350
14,962	CenterPoint Energy, Inc.	313,753
8,928	CMS Energy Corp.	302,927
5,179	Consolidated Edison, Inc.	318,767
4,342	Dominion Resources, Inc.	311,235
3,845	DTE Energy Co.	306,177
4,096	Duke Energy Corp.	317,727
4,912	Edison International	299,337
3,980	Entergy Corp.	307,176
6,123	Eversource Energy	298,558
9,366	Exelon Corp.	318,631
8,801	FirstEnergy Corp.	316,044
11,749	Great Plains Energy, Inc.	307,589
9,477	Hawaiian Electric Industries, Inc.	296,630
4,256	Integrys Energy Group, Inc.	311,114
8,264	ITC Holdings Corp.	297,504
14,442	MDU Resources Group, Inc.	321,912
5,102	National Fuel Gas Co.	328,824
2,974	NextEra Energy, Inc.	300,166
7,115	NiSource, Inc.	308,933
12,389	NRG Energy, Inc.	312,698
9,757	OGE Energy Corp.	318,859
11,353	Pepco Holdings, Inc.	294,951
5,816	PG&E Corp.	307,783
4,884	Pinnacle West Capital Corp.	298,901
9,223	PPL Corp.	313,859
7,396	Public Service Enterprise Group, Inc.	307,230
13,116	Questar Corp.	307,439
5,627	SCANA Corp.	298,119
2,851	Sempra Energy	302,691
6,960	Southern Co. (The)	308,328
15,871	TECO Energy, Inc.	300,755
9,410	UGI Corp.	327,562
7,038	Vectren Corp.	303,831
8,057	Westar Energy, Inc.	303,346
6,251	Wisconsin Energy Corp.	307,049
8,879	Xcel Energy, Inc.	301,087

		13,891,947

	Total Investments (Cost $154,275,232)—100.0%	155,306,467
	Other assets less liabilities—0.0%	32,180

	Net Assets—100.0%	$155,338,647

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Assets and Liabilities

April 30, 2015

(Unaudited)

	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW Capital Markets Portfolio (KBWC)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Insurance Portfolio (KBWI)
Assets:
Unaffiliated investments, at value	$234,903,493	$5,376,377	$316,112,195	$6,877,981
Affiliated investments, at value	1,932	231,879	14,297,421	440

Total investments, at value	234,905,425	5,608,256	330,409,616	6,878,421
Receivables:
Investments sold	47,089,590	7,267	158,773	—
Dividends	155,181	5,445	483,932	7,690
Shares sold	—	—	2,561,806	—

Total Assets	282,150,196	5,620,968	333,614,127	6,886,111

Liabilities:
Due to custodian	—	—	400,894	—
Payables:
Investments purchased	—	10,296	2,715,892	—
Shares repurchased	47,095,026	—	—	—
Accrued unitary management fees	79,841	1,621	90,104	2,071

Total Liabilities	47,174,867	11,917	3,206,890	2,071

Net Assets	$234,975,329	$5,609,051	$330,407,237	$6,884,040

Net Assets Consist of:
Shares of beneficial interest	$220,214,617	$4,630,624	$341,005,636	$6,104,668
Undistributed net investment income (loss)	454,765	4,757	(1,622,615)	(1,503)
Undistributed net realized gain (loss)	9,866,317	548,453	(9,760,385)	507,659
Net unrealized appreciation (depreciation)	4,439,630	425,217	784,601	273,216

Net Assets	$234,975,329	$5,609,051	$330,407,237	$6,884,040

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,200,000	100,001	13,050,000	100,001
Net asset value	$37.90	$56.09	$25.32	$68.84

Market price	$37.88	$56.04	$25.32	$68.81

Unaffiliated investments, at cost	$230,463,863	$4,971,984	$314,036,581	$6,604,765

Affiliated investments, at cost	$1,932	$211,055	$15,588,434	$440

Total investments, at cost	$230,465,795	$5,183,039	$329,625,015	$6,605,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)	PowerShares NYSE Century Portfolio (NYCC)	PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

$125,180,589	$12,889,648	$32,345,459	$2,674,831	$155,231,621
—	2,274	3,992	1,031	74,846

125,180,589	12,891,922	32,349,451	2,675,862	155,306,467

—	—	—	7,204	144,214
426,986	—	22,647	2,119	84,655
—	—	—	—	—

125,607,575	12,891,922	32,372,098	2,685,185	155,535,336

311,562	—	—	—	170,979

—	—	—	9,147	—
—	—	—	—	—
37,862	3,789	9,297	1,114	25,710

349,424	3,789	9,297	10,261	196,689

$125,258,151	$12,888,133	$32,362,801	$2,674,924	$155,338,647

$125,389,591	$10,926,645	$30,779,669	$2,379,485	$153,145,857
(36,538)	35,723	71,664	3,466	248,663
1,256,921	554,500	112,789	165,694	912,892
(1,351,823)	1,371,265	1,398,679	126,279	1,031,235

$125,258,151	$12,888,133	$32,362,801	$2,674,924	$155,338,647

3,750,000	300,000	800,000	100,001	6,000,001
$33.40	$42.96	$40.45	$26.75	$25.89

$33.43	$42.95	$40.46	$26.73	$25.87

$126,532,412	$11,518,383	$30,946,780	$2,548,552	$154,204,344

$—	$2,274	$3,992	$1,031	$70,888

$126,532,412	$11,520,657	$30,950,772	$2,549,583	$154,275,232

27

Statements of Operations

For the six months ended April 30, 2015

(Unaudited)

	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW Capital Markets Portfolio (KBWC)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Insurance Portfolio (KBWI)
Investment Income:
Unaffiliated dividend income	$2,647,005	$54,743	$9,842,340	$71,152
Affiliated dividend income	13	2,717	759,513	—
Foreign withholding tax	—	—	—	—

Total Income	2,647,018	57,460	10,601,853	71,152

Expenses:
Unitary management fees	464,004	9,568	497,348	12,007

Less: Waivers	(80)	(3)	(476)	(3)

Net Expenses	463,924	9,565	496,872	12,004

Net Investment Income	2,183,094	47,895	10,104,981	59,148

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(507,557)	(1,099)	(5,741,923)	(91,948)
In-kind redemptions	10,526,229	553,449	7,408,827	608,391

Net realized gain	10,018,672	552,350	1,666,904	516,443

Net change in unrealized appreciation (depreciation) on investment securities	(3,324,536)	(151,820)	(5,369,651)	(379,272)

Net realized and unrealized gain (loss)	6,694,136	400,530	(3,702,747)	137,171

Net increase in net assets resulting from operations	$8,877,230	$448,425	$6,402,234	$196,319

(a)	For the period December 22, 2014 (commencement of investment operations) through April 30, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)	PowerShares NYSE Century Portfolio (NYCC)	PowerShares Russell 1000 Equal Weight Portfolio (EQAL)(a)

$3,130,040	$177,557	$390,178	$34,279	$535,282
18	3	2	—	229
—	—	—	(17)	(1,531)

3,130,058	177,560	390,180	34,262	533,980

213,880	19,718	56,491	8,192	64,157

(125)	(31)	(11)	—	—

213,755	19,687	56,480	8,192	64,157

2,916,303	157,873	333,700	26,070	469,823

(259,466)	(2,338)	963	52,080	(213,168)
3,105,826	565,441	340,791	113,936	1,126,060

2,846,360	563,103	341,754	166,016	912,892

(5,487,115)	(112,380)	723,958	(116,904)	1,031,235

(2,640,755)	450,723	1,065,712	49,112	1,944,127

$275,548	$608,596	$1,399,412	$75,182	$2,413,950

29

Statements of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares KBW Bank Portfolio (KBWB)		PowerShares KBW Capital Markets Portfolio (KBWC)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income	$2,183,094	$3,086,912	$47,895	$117,227
Net realized gain (loss)	10,018,672	27,141,878	552,350	1,184,206
Net change in unrealized appreciation (depreciation)	(3,324,536)	(2,965,271)	(151,820)	(184,993)

Net increase in net assets resulting from operations	8,877,230	27,263,519	448,425	1,116,440

Distributions to Shareholders from:
Net investment income	(2,248,653)	(2,878,223)	(64,999)	(116,518)
Net realized gains	(133,000)	—	(32,254)	—

Total distributions to shareholders	(2,381,653)	(2,878,223)	(97,253)	(116,518)

Shareholder Transactions:
Proceeds from shares sold	74,184,143	341,845,374	2,805,875	2,421,709
Value of shares repurchased	(135,239,968)	(226,864,114)	(2,840,043)	(9,408,521)

Net increase (decrease) in net assets resulting from shares transactions	(61,055,825)	114,981,260	(34,168)	(6,986,812)

Increase (Decrease) in Net Assets	(54,560,248)	139,366,556	317,004	(5,986,890)

Net Assets:
Beginning of period	289,535,577	150,169,021	5,292,047	11,278,937

End of period	$234,975,329	$289,535,577	$5,609,051	$5,292,047

Undistributed net investment income (loss) at end of period	$454,765	$502,324	$4,757	$21,861

Changes in Shares Outstanding:
Shares sold	2,000,000	9,600,000	50,000	50,000
Shares repurchased	(3,600,000)	(6,350,001)	(50,000)	(200,000)
Shares outstanding, beginning of period	7,800,000	4,550,001	100,001	250,001

Shares outstanding, end of period	6,200,000	7,800,000	100,001	100,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)		PowerShares KBW Insurance Portfolio (KBWI)		PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)		PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014

$10,104,981	$19,707,225	$59,148	$179,583	$2,916,303	$2,669,718	$157,873	$312,977
1,666,904	4,768,839	516,443	1,571,321	2,846,360	(890,433)	563,103	1,114,904
(5,369,651)	1,365,783	(379,272)	(723,986)	(5,487,115)	8,740,704	(112,380)	(348,957)

6,402,234	25,841,847	196,319	1,026,918	275,548	10,519,989	608,596	1,078,924

(11,727,596)	(19,988,348)	(90,298)	(165,394)	(2,952,841)	(3,898,608)	(155,131)	(388,389)
—	—	—	—	—	—	(25,367)	(26,197)

(11,727,596)	(19,988,348)	(90,298)	(165,394)	(2,952,841)	(3,898,608)	(180,498)	(414,586)

93,988,872	90,789,371	3,494,454	3,228,322	40,555,364	33,198,719	8,619,945	—
(30,513,528)	(58,733,272)	(3,525,108)	(6,530,714)	(10,722,732)	(10,624,815)	(6,478,562)	(11,282,725)

63,475,344	32,056,099	(30,654)	(3,302,392)	29,832,632	22,573,904	2,141,383	(11,282,725)

58,149,982	37,909,598	75,367	(2,440,868)	27,155,339	29,195,285	2,569,481	(10,618,387)

272,257,255	234,347,657	6,808,673	9,249,541	98,102,812	68,907,527	10,318,652	20,937,039

$330,407,237	$272,257,255	$6,884,040	$6,808,673	$125,258,151	$98,102,812	$12,888,133	$10,318,652

$(1,622,615)	$—	$(1,503)	$29,647	$(36,538)	$—	$35,723	$32,981

3,700,000	3,550,000	50,000	50,000	1,150,000	1,050,000	200,000	—
(1,200,000)	(2,300,000)	(50,000)	(100,000)	(300,000)	(350,000)	(150,000)	(300,000)
10,550,000	9,300,000	100,001	150,001	2,900,000	2,200,000	250,000	550,000

13,050,000	10,550,000	100,001	100,001	3,750,000	2,900,000	300,000	250,000

31

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares KBW Regional Banking Portfolio (KBWR)		PowerShares NYSE Century Portfolio (NYCC)		PowerShares Russell 1000 Equal Weight Portfolio (EQAL)
	April 30, 2015	October 31, 2014	April 30, 2015	10/31/2014(a)	4/30/2015(b)
Operations:
Net investment income	$333,700	$725,183	$26,070	$47,323	$469,823
Net realized gain	341,754	3,382,060	166,016	3,506	912,892
Net change in unrealized appreciation (depreciation)	723,958	(1,794,665)	(116,904)	243,183	1,031,235

Net increase in net assets resulting from operations	1,399,412	2,312,578	75,182	294,012	2,413,950

Distributions to Shareholders from:
Net investment income	(380,550)	(715,569)	(31,807)	(38,120)	(221,160)
Net realized gains	—	—	(3,828)	—	—

Total distributions to shareholders	(380,550)	(715,569)	(35,635)	(38,120)	(221,160)

Shareholder Transactions:
Proceeds from shares sold	—	32,995,065	—	3,690,203	165,776,613
Value of shares repurchased	(3,947,657)	(32,525,977)	(1,310,718)	—	(12,630,756)

Net increase (decrease) in net assets resulting from shares transactions	(3,947,657)	469,088	(1,310,718)	3,690,203	153,145,857

Increase (Decrease) in Net Assets	(2,928,795)	2,066,097	(1,271,171)	3,946,095	155,338,647

Net Assets:
Beginning of period	35,291,596	33,225,499	3,946,095	—	—

End of period	$32,362,801	$35,291,596	$2,674,924	$3,946,095	$155,338,647

Undistributed net investment income at end of period	$71,664	$118,514	$3,466	$9,203	$248,663

Changes in Shares Outstanding:
Shares sold	—	850,000	—	150,001	6,500,001
Shares repurchased	(100,000)	(850,001)	(50,000)	—	(500,000)
Shares outstanding, beginning of period	900,000	900,001	150,001	—	—

Shares outstanding, end of period	800,000	900,000	100,001	150,001	6,000,001

(a)	For the period January 13, 2014 (commencement of investment operations) through October 31, 2014.
(b)	For the period December 22, 2014 (commencement of investment operations) through April 30, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights

PowerShares KBW Bank Portfolio (KBWB)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		For the Period November 1, 2011(a) through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$37.12		$33.00	$25.44	$20.68
Net investment income(b)	0.30		0.55	0.45	0.43
Net realized and unrealized gain on investments	0.81		4.11	7.52	4.84
Total from investment operations	1.11		4.66	7.97	5.27
Distributions to shareholders from:
Net investment income	(0.31)		(0.54)	(0.41)	(0.50)
Net realized gains	(0.02)		—	—	—
Return of capital	—		—	—	(0.01)
Total distributions	(0.33)		(0.54)	(0.41)	(0.51)
Net asset value at end of period	$37.90		$37.12	$33.00	$25.44
Market price at end of period(c)	$37.88		$37.13	$33.03	$25.46
Net Asset Value Total Return(d)	2.98%		14.16%	31.51%	25.97%
Market Price Total Return(d)	2.89%		14.09%	31.52%	26.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$234,975		$289,536	$150,169	$164,072
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.35%	0.27	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35%	0.35	%(e)
Net investment income, after Waivers	1.65	%(e)	1.55%	1.51%	1.84	%(e)
Portfolio turnover rate(f)	4%		5%	8%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares KBW Capital Markets Portfolio (KBWC)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		For the Period November 1, 2011(a) Through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$52.92		$45.12	$31.64	$30.49
Net investment income(b)	0.48		0.70	0.52	0.61
Net realized and unrealized gain on investments	3.58		7.80	13.70	1.73
Total from investment operations	4.06		8.50	14.22	2.34
Distributions to shareholders from:
Net investment income	(0.57)		(0.70)	(0.74)	(1.19)
Net realized gains	(0.32)		—	—	—
Total distributions	(0.89)		(0.70)	(0.74)	(1.19)
Net asset value at end of period	$56.09		$52.92	$45.12	$31.64
Market price at end of period(c)	$56.04		$52.91	$45.17	$31.62
Net Asset Value Total Return(d)	7.70%		18.95%	45.55%	7.79%
Market Price Total Return(d)	7.62%		18.79%	45.89%	7.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,609		$5,292	$11,279	$1,582
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.36%	0.16	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.36%	0.35	%(e)
Net investment income, after Waivers	1.75	%(e)	1.44%	1.30%	1.98	%(e)
Portfolio turnover rate(f)	1%		16%	38%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				For the Period November 29, 2010(a) Through October 31, 2011
			2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.81		$25.20		$23.91	$22.37	$23.51
Net investment income(b)	0.89		2.04	(c)	1.90	2.01	1.91
Net realized and unrealized gain (loss) on investments	(0.33)		0.62		1.37	1.88	(0.82)
Total from investment operations	0.56		2.66		3.27	3.89	1.09
Distributions to shareholders from:
Net investment income	(1.05)		(2.05)		(1.98)	(2.35)	(2.23)
Net asset value at end of period	$25.32		$25.81		$25.20	$23.91	$22.37
Market price at end of period(d)	$25.32		$25.82		$25.24	$23.86	$22.43
Net Asset Value Total Return(e)	2.28%		11.05%		14.21%	18.32%	4.64	%(f)
Market Price Total Return(e)	2.23%		10.91%		14.62%	17.75%	4.92	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$330,407		$272,257		$234,348	$170,976	$26,843
Ratio to average net assets of:
Expenses(g)	0.35	%(h)	0.35%		0.37%	0.35%	0.37	%(h)
Net investment income	7.11	%(h)	8.00	%(c)	7.64%	8.56%	9.14	%(h)
Portfolio turnover rate(i)	17%		30%		37%	19%	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net excluding the significant dividend are $1.90 and 7.47%, respectively.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the exchange) to October 31, 2011 was 2.97%. The market price total return from Fund Inception to October 31, 2011 was 3.38%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses, that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in your Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares KBW Insurance Portfolio (KBWI)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		For the Period November 1, 2011(a) Through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$68.09		$61.66	$42.96	$38.33
Net investment income(b)	0.59		1.14	0.94	1.42
Net realized and unrealized gain on investments	0.94		6.38	18.73	4.54
Total from investment operations	1.53		7.52	19.67	5.96
Distributions to shareholders from:
Net investment income	(0.78)		(1.09)	(0.97)	(1.33)
Net asset value at end of period	$68.84		$68.09	$61.66	$42.96
Market price at end of period(c)	$68.81		$68.03	$61.76	$42.95
Net Asset Value Total Return(d)	2.22%		12.25%	46.44%	15.91%
Market Price Total Return(d)	2.27%		11.96%	46.72%	15.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,884		$6,809	$9,250	$2,148
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.36%	0.11	%(e)
Expense, prior to Waivers	0.35	%(e)	0.35%	0.36%	0.35	%(e)
Net investment income, after Waivers	1.72%		1.76%	1.74%	3.61	%(e)
Portfolio turnover rate(f)	6%		14%	3%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			For the Period November 29, 2010(a) Through October 31, 2011
			2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$33.83		$31.32	$27.13	$23.37	$24.96
Net investment income(b)	0.84		1.07	0.89	0.91	1.01
Net realized and unrealized gain (loss) on investments	(0.43)		3.01	4.76	4.22	(1.27)
Total from investment operations	0.41		4.08	5.65	5.13	(0.26)
Distributions to shareholders from:
Net investment income	(0.84)		(1.57)	(1.46)	(1.11)	(1.03)
Return of capital	—		—	—	(0.26)	(0.30)
Total distributions	(0.84)		(1.57)	(1.46)	(1.37)	(1.33)
Net asset value at end of period	$33.40		$33.83	$31.32	$27.13	$23.37
Market price at end of period(c)	$33.43		$33.82	$31.38	$27.11	$23.40
Net Asset Value Total Return(d)	1.12%		13.51%	21.11%	22.54%	(1.20	)%(e)
Market Price Total Return(d)	1.24%		13.27%	21.42%	22.30%	(1.08	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$125,258		$98,103	$68,908	$25,769	$7,012
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.36%	0.35%	0.36	%(f)
Net investment income	4.77	%(f)	3.39%	2.85%	3.58%	4.54	%(f)
Portfolio turnover rate(g)	8%		27%	21%	40%	36%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the exchange) to October 31, 2011 was (1.87)%. The market price total return from Fund Inception to October 31, 2011 was (1.55)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			For the Period November 29, 2010(a) Through October 31, 2011
			2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$41.27		$38.07	$30.25	$24.83	$24.75
Net investment income(b)	0.59		0.88	0.59	0.53	0.54
Net realized and unrealized gain on investments	1.71		3.29	8.09	5.41	0.04
Total from investment operations	2.30		4.17	8.68	5.94	0.58
Distributions to shareholders from:
Net investment income	(0.51)		(0.92)	(0.86)	(0.52)	(0.50)
Net realized gains	(0.10)		(0.05)	—	—	—
Total distributions	(0.61)		(0.97)	(0.86)	(0.52)	(0.50)
Net asset value at end of period	$42.96		$41.27	$38.07	$30.25	$24.83
Market price at end of period(c)	$42.95		$41.27	$38.09	$30.24	$24.84
Net Asset Value Total Return(d)	5.63%		11.17%	29.33%	24.21%	2.36	%(e)
Market Price Total Return(d)	5.60%		11.12%	29.44%	24.12%	2.41	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,888		$10,319	$20,937	$3,025	$3,725
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.36%	0.35%	0.37	%(f)
Net investment income	2.80	%(f)	2.30%	1.69%	1.94%	2.38	%(f)
Portfolio turnover rate(g)	10%		4%	12%	2%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the exchange) to October 31, 2011 was 0.38%. The market price total return from Fund Inception to October 31, 2011 was 0.45%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

PowerShares KBW Regional Banking Portfolio (KBWR)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		For the Period November 1, 2011(a) Through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$39.21		$36.92	$27.67	$23.85
Net investment income(b)	0.40		0.68	0.66	0.63
Net realized and unrealized gain on investments	1.30		2.28	9.12	3.94
Total from investment operations	1.70		2.96	9.78	4.57
Distributions to shareholders from:
Net investment income	(0.46)		(0.67)	(0.53)	(0.75)
Net asset value at end of period	$40.45		$39.21	$36.92	$27.67
Market price at end of period(c)	$40.46		$39.21	$36.96	$27.67
Net Asset Value Total Return(d)	4.36%		8.03%	35.80%	19.20%
Market Price Total Return(d)	4.38%		7.91%	35.94%	19.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,363		$35,292	$33,225	$17,987
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.35%	0.11	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35%	0.35	%(e)
Net investment income, after Waivers	2.07	%(e)	1.80%	2.05%	2.44	%(e)
Portfolio turnover rate(f)	11%		13%	7%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares NYSE Century Portfolio (NYCC)

	Six Months Ended April 30, 2015 (Unaudited)		For the Period January 13, 2014(a) Through October 31, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$26.31		$24.70
Net investment income(b)	0.21		0.33
Net realized and unrealized gain on investments	0.50		1.53
Total from investment operations	0.71		1.86
Distributions to shareholders from:
Net investment income	(0.24)		(0.25)
Net realized gains	(0.03)		—
Total distributions	(0.27)		(0.25)
Net asset value at end of period	$26.75		$26.31
Market price at end of period(c)	$26.73		$26.30
Net Asset Value Total Return(d)	2.68%		7.56	%(e)
Market Price Total Return(d)	2.64%		7.52	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,675		$3,946
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50	%(f)
Net investment income	1.59	%(f)	1.61	%(f)
Portfolio turnover rate(g)	15%		2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 15, 2014, the first day of trading on the exchange) to October 31, 2014 was 6.06%. The market price total return from Fund Inception to October 31, 2014 was 6.02%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

	For the Period December 22, 2014(a) Through April 30, 2015 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.05
Net investment income(b)	0.13
Net realized and unrealized gain on investments	0.75
Total from investment operations	0.88
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value at end of period	$25.89
Market price at end of period(c)	$25.87
Net Asset Value Total Return(d)	3.50	%(e)
Market Price Total Return(d)	3.63	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$155,339
Ratio to average net assets of:
Expenses	0.20	%(f)
Net investment income	1.45	%(f)
Portfolio turnover rate(g)	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 23, 2014, the first day of trading on the exchange) to April 30, 2015 was 3.05%. The market price total return from Fund Inception to April 30, 2015 was 2.88%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2015, the Trust offered sixty portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares KBW Bank Portfolio (KBWB)	“KBW Bank Portfolio”
PowerShares KBW Capital Markets Portfolio (KBWC)	“KBW Capital Markets Portfolio”
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	“KBW High Dividend Yield Financial Portfolio”
PowerShares KBW Insurance Portfolio (KBWI)	“KBW Insurance Portfolio”
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	“KBW Premium Yield Equity REIT Portfolio”
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	“KBW Property & Casualty Insurance Portfolio”
PowerShares KBW Regional Banking Portfolio (KBWR)	“KBW Regional Banking Portfolio”
PowerShares NYSE Century Portfolio (NYCC)	“NYSE Century Portfolio”
PowerShares Russell 1000 Equal Weight Portfolio (EQAL)*	“Russell 1000 Equal Weight Portfolio”

*	Commenced operations on December 22, 2014.

Each portfolio (each, a “Fund,” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
KBW Bank Portfolio	KBW Bank Index
KBW Capital Markets Portfolio	KBW Capital Markets Index
KBW High Dividend Yield Financial Portfolio	KBW Financial Sector Dividend Yield Index
KBW Insurance Portfolio	KBW Insurance Index
KBW Premium Yield Equity REIT Portfolio	KBW Premium Yield Equity REIT Index
KBW Property & Casualty Insurance Portfolio	KBW Property & Casualty Index
KBW Regional Banking Portfolio	KBW Regional Banking Index
NYSE Century Portfolio	NYSE Century IndexSM
Russell 1000 Equal Weight Portfolio	Russell 1000® Equal Weight Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except for KBW Premium Yield Equity REIT Portfolio and NYSE Century Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return (except for NYSE Century Portfolio) may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

High Dividend Paying Securities Risk. KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

REIT Risk. For KBW Premium Yield Equity REIT Portfolio and KBW High Dividend Yield Financial Portfolio, although the Funds will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund (except for NYSE Century Portfolio and Russell 1000 Equal Weight Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.35% of each Fund’s average daily net assets. Each of NYSE Century Portfolio and Russell 1000 Equal Weight Portfolio have agreed to pay the Adviser an annual unitary management fee of 0.50% and 0.20% of the Fund’s average daily net assets, respectively. Out of the unitary management fee, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

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Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2015, the Adviser waived fees for each Fund in the following amounts:

KBW Bank Portfolio	$80
KBW Capital Markets Portfolio	3
KBW High Dividend Yield Financial Portfolio	476
KBW Insurance Portfolio	3
KBW Premium Yield Equity REIT Portfolio	125
KBW Property & Casualty Insurance Portfolio	31
KBW Regional Banking Portfolio	11

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”).

Fund	Licensor
KBW Bank Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Capital Markets Portfolio	Keefe, Bruyette & Woods, Inc.
KBW High Dividend Yield Financial Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Insurance Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Premium Yield Equity REIT Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Property & Casualty Insurance Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Regional Banking Portfolio	Keefe, Bruyette & Woods, Inc.
NYSE Century Portfolio	NYSE Group, Inc.
Russell 1000 Equal Weight Portfolio	Frank Russell Company

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows certain Funds’ transactions in, and earnings from, investments in affiliates for the six-month period ended April 30, 2015.

KBW Capital Markets Portfolio

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Value April 30, 2015	Dividend Income
Invesco Ltd.	$220,723	$113,090	$(109,363)	$(13,887)	$21,058	$231,621	$2,717

KBW High Dividend Yield Financial Portfolio

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value April 30, 2015	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$12,280,404	$5,044,110	$(2,093,763)	$(523,043)	$(410,287)	$14,297,421	$759,448

42

Russell 1000 Equal Weight Portfolio

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2015	Dividend Income
Invesco Ltd.	$—	$76,304	$(5,650)	$3,958	$234	$74,846	$229

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2014, as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*	Utilized
KBW Bank Portfolio	$—	$—	$—	$—
KBW Capital Markets Portfolio	—	—	—	1,468
KBW High Dividend Yield Financial Portfolio	1,100,049	2,536,158	3,636,207	—
KBW Insurance Portfolio	6,628	942	7,570	—
KBW Premium Yield Equity REIT Portfolio	345,678	—	345,678	—
KBW Property & Casualty Insurance Portfolio	—	—	—	—
KBW Regional Banking Portfolio	91,311	1,289	92,600	—
NYSE Century Portfolio	—	—	—	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

43

Note 7. Investment Transactions

For the six-month period ended April 30, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
KBW Bank Portfolio	$11,336,325	$12,055,355
KBW Capital Markets Portfolio	70,373	179,879
KBW High Dividend Yield Financial Portfolio	52,890,672	48,609,321
KBW Insurance Portfolio	393,521	1,010,629
KBW Premium Yield Equity REIT Portfolio	9,828,096	9,336,507
KBW Property & Casualty Insurance Portfolio	1,120,877	4,854,082
KBW Regional Banking Portfolio	3,595,803	3,660,891
NYSE Century Portfolio	471,508	476,841
Russell 1000 Equal Weight Portfolio	8,228,859	7,726,348

For the six-month period ended April 30, 2015, in-kind transactions associated with creation and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
KBW Bank Portfolio	$73,802,343	$134,356,302
KBW Capital Markets Portfolio	2,805,971	2,776,978
KBW High Dividend Yield Financial Portfolio	88,943,887	29,360,133
KBW Insurance Portfolio	3,494,286	2,941,024
KBW Premium Yield Equity REIT Portfolio	40,539,880	11,209,819
KBW Property & Casualty Insurance Portfolio	8,619,682	2,767,086
KBW Regional Banking Portfolio	—	3,947,093
NYSE Century Portfolio	—	1,310,811
Russell 1000 Equal Weight Portfolio	165,791,222	12,931,343

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
KBW Bank Portfolio	$7,169,311	$(2,882,010)	$4,287,301	$230,618,124
KBW Capital Markets Portfolio	446,722	(25,402)	421,320	5,186,936
KBW High Dividend Yield Financial Portfolio	16,161,874	(23,168,355)	(7,006,481)	337,416,097
KBW Insurance Portfolio	337,183	(65,181)	272,002	6,606,419
KBW Premium Yield Equity REIT Portfolio	4,245,859	(6,841,443)	(2,595,584)	127,776,173
KBW Property & Casualty Insurance Portfolio	1,449,427	(86,767)	1,362,660	11,529,262
KBW Regional Banking Portfolio	2,383,735	(1,121,421)	1,262,314	31,087,137
NYSE Century Portfolio	271,390	(145,433)	125,957	2,549,905
Russell 1000 Equal Weight Portfolio	5,372,533	(4,341,298)	1,031,235	154,275,232

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are

44

valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

The Board of Trustees of the Trust approved changes to the name, ticker, investment objective, underlying index, unitary management fee and investment policy and strategy for the Fund listed below. These changes went into effect as of the close of markets on May 22, 2015.

Previous Fund Name	New Fund Name	Previous Index Name	New Index Name	Previous Ticker	New Ticker	Unitary Management Fee Reduction
PowerShares NYSE Century Portfolio	PowerShares Contrarian Opportunities Portfolio	NYSE Century IndexSM	Dow Jones U.S. Contrarian Opportunities Index	NYCC	CNTR	0.50% to 0.35%

45

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2015.

In addition to the fees and expenses which the PowerShares KBW High Dividend Yield Financial Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares KBW Bank Portfolio (KBWB)
Actual	$1,000.00	$1,029.78	0.35%	$1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Capital Markets Portfolio (KBWC)
Actual	1,000.00	1,076.98	0.35	1.80
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)
Actual	1,000.00	1,022.75	0.35	1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Insurance Portfolio (KBWI)
Actual	1,000.00	1,022.21	0.35	1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

46

Fees and Expenses (continued)

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)
Actual	$1,000.00	$1,011.22	0.35%	$1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)
Actual	1,000.00	1,056.26	0.35	1.78
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Regional Banking Portfolio (KBWR)
Actual	1,000.00	1,043.57	0.35	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares NYSE Century Portfolio (NYCC)
Actual	1,000.00	1,026.80	0.50	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Russell 1000 Equal Weight Portfolio (EQAL)(2)
Actual	1,000.00	1,035.00	0.20	0.72
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 22, 2014 (commencement of investment operations) through April 30, 2015. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 130/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

47

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 16, 2015, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 61 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares NYSE Century Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio*

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 18, 2014.

Also at the April 16, 2015 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser,

48

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

(iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 16, 2015) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2014, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one-year period for PowerShares California AMT-Free Municipal Bond Portfolio, the one- and three-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares California AMT-Free Municipal Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios and advisory fees of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Portfolio

49

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio[1], PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

[1]	PowerShares NYSE Century Portfolio’s annual unitary management fee will be reduced to 0.35% of its average daily net assets, effective May 22, 2015.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds, other than PowerShares CEF Income Composite Portfolio, were lower than the median net expense ratios of their open-end actively-managed peer funds.

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Aggregate Bond Portfolio			X
PowerShares Build America Bond Portfolio	X	N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio			X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X	N/A	X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X	X	X
PowerShares Fundamental Emerging Markets Local Debt Portfolio	X	N/A	X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X

50

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio		N/A	X
PowerShares KBW Bank Portfolio	X	N/A	X
PowerShares KBW Capital Markets Portfolio	X	N/A	X
PowerShares KBW High Dividend Yield Financial Portfolio	X	N/A	X
PowerShares KBW Insurance Portfolio	X	N/A	X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X	N/A	X
PowerShares KBW Regional Bank Portfolio	X	N/A	X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares NYSE Century Portfolio		X	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Portfolio	X	X	X
PowerShares S&P 500 High Momentum Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets High Beta Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed High Beta Portfolio	X	X	X
PowerShares S&P International Developed High Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X	N/A	X
PowerShares S&P SmallCap Consumer Staples Portfolio	X	N/A	X
PowerShares S&P SmallCap Energy Portfolio	X	N/A	X
PowerShares S&P SmallCap Financials Portfolio	X	N/A	X
PowerShares S&P SmallCap Health Care Portfolio	X	N/A	X
PowerShares S&P SmallCap Industrials Portfolio	X	N/A	X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X	N/A	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X

51

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Senior Loan Portfolio	X	N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio	X	N/A	X

[2]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

With respect to PowerShares CEF Income Composite Portfolio, the Trustees noted that there was only one ETF peer fund, which had a net expense ratio that was lower than the Fund. The Trustees also noted that the Fund’s advisory fee was higher than the median net expense ratio of its open-end index peer funds and the median expense ratio of its open-end actively-managed peer funds. In light of this information, at the request of the Independent Trustees, the Adviser provided additional information on the peer groups, which indicated that the open-end index peer funds and the open-end actively-managed peer funds contained numerous fund-of-funds that invest primarily in affiliated funds, and that compared to fund-of-funds that invested primarily in unaffiliated funds (such as PowerShares CEF Income Composite Portfolio), PowerShares CEF Income Composite Portfolio’s advisory fee was lower than the median of the open-end index peer funds and the open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2017, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 16, 2015. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment

52

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

53

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net assets value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-KBW-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2015

2015 Semi-Annual Report to Shareholders

BKLN	PowerShares Senior Loan Portfolio

2

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2015

(Unaudited)

Portfolio Composition

Credit Quality Rating Breakdown* (% of the Fund’s Net Assets) as of April 30, 2015
Baa2	0.6
Baa3	1.4
Ba1	13.8
Ba2	11.3
Ba3	23.9
B1	19.0
B2	13.3
B3	2.1
Caa1	1.8
Not Rated	4.0
Money Market Fund Plus Other Assets Less Liabilities	8.8

*	Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage.

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—82.7%(a)(b)
	Advertising—1.3%
$40,841,198	Getty Images, Inc., Term Loan	4.750%	10/18/19	$35,409,523
38,765,312	Karman Buyer Corp., Term Loan	4.250	07/25/21	38,956,813

				74,366,336

	Aerospace/Defense—0.9%
53,481,453	TransDigm, Inc., Term Loan C	3.750	02/28/20	53,697,250

	Airlines—0.7%
41,759,632	American Airlines Inc., Term Loan B	3.750	06/27/19	41,972,815

	Auto Manufacturers—1.7%
	Chrysler Group LLC
69,301,933	Term Loan	3.500	05/24/17	69,505,681
26,614,128	Term Loan	3.250	12/31/18	26,682,925

				96,188,606

	Auto Parts & Equipment—1.6%
49,229,981	Allison Transmission, Inc., Term Loan B3	3.500	08/23/19	49,599,206
40,181,391	Federal-Mogul Corp., Term Loan C	4.750	04/15/21	40,213,536

				89,812,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (continued)
	Chemicals—2.3%
$45,785,202	Axalta Coating Systems Dutch Holding B.V., Term Loan B	3.750%	02/01/20	$45,971,319
27,958,988	Ineos US Finance LLC, Term Loan	3.750	05/04/18	28,060,479
58,637,961	Univar, Inc., Term Loan B	5.000	06/30/17	58,964,282

				132,996,080

	Coal—0.5%
40,197,714	Arch Coal, Inc., Term Loan	6.250	05/16/18	30,117,333

	Commercial Services—4.3%
43,601,373	Acosta, Inc., Term Loan	5.000	09/26/21	44,155,329
40,108,632	Interactive Data Corp., Term Loan	4.750	05/02/21	40,428,297
38,494,416	Laureate Education, Inc., Extended Term Loan	5.000	06/15/18	37,339,583
32,792,300	Millennium Laboratories LLC, Term Loan B	5.250	04/16/21	27,217,609
36,284,031	ServiceMaster Co. (The), Term Loan	4.250	07/01/21	36,462,185
39,181,289	Trans Union LLC, Term Loan	4.000	04/09/21	39,413,830
45,598,216	Weight Watchers International, Inc., Term Loan B2	4.000	04/02/20	24,482,594

				249,499,427

	Computers—1.0%
20,091,516	Kronos, Inc., Term Loan	4.500	10/30/19	20,247,627
37,334,473	SunGard Data Systems, Inc., Term Loan E	4.000	03/08/20	37,676,643

				57,924,270

	Electric—5.0%
96,659,416	Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250	06/19/16	97,344,248
41,153,637	NRG Energy, Inc., Term Loan	2.750	07/01/18	41,098,491
	Texas Competitive Electric Holdings Co. LLC(c)
124,616,196	Extended Term Loan	4.668	10/10/17	77,354,258
119,406,693	Term Loan	4.668	10/10/14	73,302,575

				289,099,572

	Entertainment—3.7%
67,345,004	Alpha Topco Ltd., Term Loan B3 (United Kingdom)	4.750	07/30/21	67,559,162
33,913,081	Amaya (US) Co-Borrower LLC, Term Loan B (Netherlands)	5.000	08/01/21	34,008,547
68,456,563	Scientific Games International, Inc., Term Loan	6.000	10/18/20	69,231,491
40,553,983	William Morris Endeavor Entertainment LLC, Term Loan	5.250	05/06/21	40,706,060

				211,505,260

	Environmental Control—0.5%
31,258,701	ADS Waste Holdings, Inc., Term Loan B2	3.750	10/09/19	31,246,979

	Food—4.8%
83,585,909	Albertson’s LLC, Term Loan B4	5.500	08/25/21	84,584,343
	H.J. Heinz Co.
48,440,268	Term Loan B1	3.000	06/07/19	48,573,479
89,137,108	Term Loan B2	3.250	06/05/20	89,405,411
54,645,351	US Foods, Inc., Term Loan	4.500	03/31/19	54,918,577

				277,481,810

	Food Service—0.8%
	ARAMARK Corp.
47,007	Extended LOC 3	3.680	07/26/16	46,831
46,056,087	Term Loan F	3.250	02/24/21	46,159,713

				46,206,544

	Healthcare-Products—2.9%
79,774,542	Biomet, Inc., Term Loan B2	3.681	07/25/17	79,878,647
40,240,161	Kinetic Concepts, Inc., Term Loan E1	4.500	05/04/18	40,680,388
48,489,676	Ortho-Clinical Diagnostics, Inc., Term Loan	4.750	06/30/21	48,444,339

				169,003,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (continued)
	Healthcare-Services—3.3%
$18,728,477	CHS/Community Health Systems, Inc., Term Loan D	4.250%	01/27/21	$18,865,944
71,221,832	DaVita HealthCare Partners Inc., Term Loan B	3.500	06/24/21	71,573,668
	HCA, Inc.
32,572,997	Term Loan B4	3.025	05/01/18	32,680,325
24,316,350	Term Loan B5	2.934	03/31/17	24,396,472
40,413,598	MPH Acquisition Holdings LLC, Term Loan	3.750	03/31/21	40,455,628

				187,972,037

	Holding Companies-Diversified—0.9%
50,830,668	Travelport LLC, Term Loan (Luxembourg)	5.750	09/02/21	51,418,270

	Household Products/Wares—1.1%
61,345,100	Dell International LLC, Term Loan B	4.500	04/29/20	61,669,309

	Insurance—2.8%
	Asurion LLC
38,305,103	Term Loan	8.500	03/03/21	38,970,654
82,938,416	Term Loan B1	5.000	05/24/19	83,523,547
39,228,491	HUB International Ltd., Term Loan	4.000	10/02/20	39,185,732

				161,679,933

	Internet—0.8%
44,869,493	Zayo Group LLC, Term Loan	4.000	07/02/19	44,967,757

	Investment Companies—0.6%
36,707,930	RPI Finance Trust, Term Loan B2	3.250	05/09/18	36,903,033

	Leisure Time—0.6%
34,384,019	Sabre, Inc., Term Loan B	4.000	02/19/19	34,632,272

	Lodging—5.7%
54,014,708	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/20	51,862,762
	Harrah’s Operating Co., Inc.(c)
48,924,203	Term Loan B6	1.500	03/01/17	44,918,534
39,128,220	Term Loan B7	1.500	03/01/17	36,052,351
97,051,364	Hilton Worldwide Finance LLC, Term Loan	3.500	10/26/20	97,522,549
46,322,777	La Quinta Intermediate Holdings LLC, Term Loan	4.000	04/14/21	46,547,211
45,306,488	Las Vegas Sands LLC, Term Loan B	3.250	12/19/20	45,399,592
8,321,696	MGM Resorts International, Term Loan B	3.500	12/20/19	8,334,678

				330,637,677

	Machinery-Diversified—2.2%
38,746,563	Gardner Denver, Inc., Term Loan	4.250	07/30/20	37,902,857
42,867,771	Rexnord LLC, Term Loan B	4.000	08/21/20	43,082,110
48,000,000	Zebra Technologies Corp., Term Loan	4.750	10/27/21	48,649,920

				129,634,887

	Media—5.2%
43,303,742	Cengage Learning Acquisitions, Inc., Term Loan	7.000	03/31/20	43,648,873
49,944,732	Cequel Communications LLC, Term Loan	3.500	02/14/19	50,207,441
39,679,418	Cumulus Media Holdings Inc., Term Loan	4.250	12/23/20	39,282,624
35,500,000	iHeartCommunications, Inc., Term Loan D	6.934	01/30/19	34,068,995
76,026,755	Tribune Co., Term Loan	4.000	12/27/20	76,525,870
10,742,819	Univision Communications, Inc., Term Loan	4.000	03/01/20	10,767,420
47,955,605	Virgin Media Investment Holdings Ltd., Term Loan B (United Kingdom)	3.500	06/07/20	48,058,230

				302,559,453

	Mining—1.6%
102,817,771	Fortescue Metals Group Ltd., Term Loan (Australia)	3.750	06/30/19	93,104,576

	Miscellaneous Manufacturing—1.0%
56,288,806	Gates Global LLC, Term Loan	4.250	07/05/21	56,403,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (continued)
	Oil & Gas—2.1%
$35,571,055	Drillships Financing Holding Inc., Term Loan B1 (Cyprus)	6.000%	03/31/21	$28,952,348
45,354,814	Fieldwood Energy LLC, Term Loan	8.375	09/30/20	35,532,775
66,792,885	Seadrill Operating LP, Term Loan (United Kingdom)	4.000	02/21/21	54,844,306

				119,329,429

	Packaging & Containers—0.5%
28,015,549	Novelis, Inc., Term Loan	3.750	03/10/17	28,123,549

	Pharmaceuticals—4.3%
69,858,272	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.184	02/27/21	70,157,266
45,972,460	Quintiles Transnational Corp., Term Loan B3	3.750	06/08/18	46,087,391
	Valeant Pharmaceuticals International, Inc.
61,102,188	Term Loan B, Series E-1	3.500	08/05/20	61,365,844
73,000,000	Term Loan B, Series F-1	4.000	04/01/22	73,626,340

				251,236,841

	Real Estate—0.8%
	Realogy Corp.
656,029	Extended Synthetic LOC	4.405	10/10/16	649,862
44,259,141	Term Loan B	3.750	03/05/20	44,528,900

				45,178,762

	REITs—1.0%
57,167,377	Crown Castle Operating Co., Term Loan B2	3.000	01/31/21	57,307,151

	Retail—6.1%
49,909,680	J.C. Penney Corp., Inc., Term Loan	6.000	05/22/18	49,975,811
64,031,006	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/20	64,279,446
100,061,639	New Red Finance, Inc. (Burger King), Term B Loan (Canada)	4.500	12/12/21	101,340,927
93,000,000	PetSmart, Inc., Term Loan	5.000	03/11/22	94,256,430
41,397,350	Pilot Travel Centers LLC, Term Loan B	4.250	10/03/21	42,018,103

				351,870,717

	Semiconductors—2.4%
86,126,622	Avago Technologies Cayman Ltd., Term Loan (Singapore)	3.750	05/06/21	86,642,521
49,811,129	Freescale Semiconductor, Inc., Term Loan B4	4.250	03/01/20	50,073,633

				136,716,154

	Software—3.7%
39,417,143	Activision Blizzard Inc., Term Loan	3.250	10/12/20	39,726,765
60,530,758	BMC Software Finance, Inc., Term Loan	5.000	09/10/20	59,660,628
26,750,000	First Data Corp., Term Loan	3.682	03/23/18	26,844,829
28,178,609	IMS Health Incorporated, Term Loan B	3.500	03/17/21	28,224,399
57,536,681	Infor US, Inc., Term Loan B5	3.750	06/03/20	57,536,681

				211,993,302

	Telecommunications—4.0%
14,681,423	Avaya, Inc., Term Loan B3	4.681	10/26/17	14,646,407
68,711,936	Intelsat Jackson Holdings SA, Term Loan B2 (Luxembourg)	3.750	06/30/19	68,748,697
	Level 3 Communications, Inc.
46,000,000	Term Loan B	4.000	01/15/20	46,208,610
35,000,000	Term Loan B	4.500	01/31/22	35,125,825
26,841,719	Telesat Canada, Term Loan B2 (Canada)	3.500	03/28/19	26,858,629
41,498,273	West Corp., Term Loan B10	3.250	06/30/18	41,621,523

				233,209,691

	Total Senior Floating Rate Loans (Cost $4,913,942,656)			4,777,666,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—8.5%
	Chemicals—0.4%
$20,000,000	Ineos Finance PLC (United Kingdom)(d)	7.500%	05/01/20	$21,161,000

	Diversified Financial Services—0.7%
38,500,000	Denali Borrower LLC(d)	5.625	10/15/20	41,243,125

	Entertainment—0.3%
14,500,000	Scientific Games International, Inc.(d)	7.000	01/01/22	15,188,750

	Healthcare-Services—2.1%
74,151,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	77,117,040
5,000,000	CHS/Community Health Systems, Inc.	5.125	08/01/21	5,200,000
8,000,000	HCA, Inc.	3.750	03/15/19	8,260,000
1,111,000	HCA, Inc.	6.500	02/15/20	1,269,317
27,500,000	HCA, Inc.	4.750	05/01/23	28,943,750

				120,790,107

	Media—2.2%
70,174,000	iHeartCommunications, Inc.	9.000	12/15/19	69,647,695
11,366,000	Univision Communications, Inc.(d)	6.750	09/15/22	12,247,433
48,000,000	Univision Communications, Inc.(d)	5.125	05/15/23	48,780,000

				130,675,128

	Packaging & Containers—1.0%
52,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/20	54,993,750

	Semiconductors—0.1%
5,000,000	Freescale Semiconductor, Inc.(d)	5.000	05/15/21	5,337,500

	Software—1.2%
3,840,000	First Data Corp.(d)	7.375	06/15/19	3,998,400
60,015,000	First Data Corp.(d)	6.750	11/01/20	64,066,013

				68,064,413

	Telecommunications—0.5%
29,600,000	Avaya, Inc.(d)	7.000	04/01/19	29,896,000

	Total Corporate Bonds (Cost $474,662,743)			487,349,773

Number of Shares
	Money Market Fund—5.1%
296,736,998	Invesco Premier Portfolio—Institutional Class(e) (Cost $296,736,998)			296,736,998

	Total Investments (Cost $5,685,342,397)—96.3%			5,561,753,042
	Other assets less liabilities—3.7%			214,160,684

	Net Assets—100.0%			$5,775,913,726

Investment abbreviations:

DIP—Debtor-in-Possession

LOC—Line of Credit

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2015

(Unaudited)

(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $241,918,221, which represented 4.19% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Assets:
Unaffiliated investments, at value	$5,265,016,044
Affiliated investments, at value	296,736,998

Total investments, at value	5,561,753,042
Cash	340,649,690
Receivables:
Investments sold	120,003,111
Interest	24,216,870

Total Assets	6,046,622,713

Liabilities:
Payables:
Investments purchased	267,709,368
Accrued unitary management fees	2,999,619

Total Liabilities	270,708,987

Net Assets	$5,775,913,726

Net Assets Consist of:
Shares of beneficial interest	$5,983,392,135
Undistributed net investment income (loss)	(1,407,310)
Undistributed net realized gain (loss)	(82,481,744)
Net unrealized appreciation (depreciation)	(123,589,355)

Net Assets	$5,775,913,726

Shares outstanding (unlimited amount authorized, $0.01 par value)	238,600,000
Net asset value	$24.21

Market price	$24.18

Unaffiliated investments, at cost	$5,388,605,399

Affiliated investments, at cost	$296,736,998

Total investments, at cost	$5,685,342,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Investment Income:
Interest income	$125,555,223
Affiliated dividend income	8,653

Total Income	125,563,876

Expenses:
Unitary management fees	18,633,804
Less: Waivers	(58,761)

Net Expenses	18,575,043

Net Investment Income	106,988,833

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from investment securities	(54,543,130)
Net change in unrealized appreciation (depreciation) on investment securities	(6,555,448)

Net realized and unrealized gain (loss)	(61,098,578)

Net increase in net assets resulting from operations	$45,890,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares Senior Loan Portfolio (BKLN)
	April 30, 2015	October 31, 2014
Operations:
Net investment income	$106,988,833	$277,184,924
Net realized gain (loss)	(54,543,130)	(21,948,898)
Net change in unrealized appreciation (depreciation)	(6,555,448)	(85,364,461)

Net increase in net assets resulting from operations	45,890,255	169,871,565

Distributions to Shareholders from:
Net investment income	(108,396,143)	(277,184,924)
Return of capital	—	(1,383,016)

Total distributions to shareholders	(108,396,143)	(278,567,940)

Shareholder Transactions:
Proceeds from shares sold	393,861,870	1,484,719,904
Value of shares repurchased	(828,335,693)	(1,173,461,191)
Transaction fees	1,973,948	3,646,259

Net increase (decrease) in net assets resulting from shares transactions	(432,499,875)	314,904,972

Increase (Decrease) in Net Assets	(495,005,763)	206,208,597

Net Assets:
Beginning of period	6,270,919,489	6,064,710,892

End of period	$5,775,913,726	$6,270,919,489

Undistributed net investment income (loss) at end of period	$(1,407,310)	$—

Changes in Shares Outstanding:
Shares sold	16,300,000	59,800,000
Shares repurchased	(34,400,000)	(47,800,100)
Shares outstanding, beginning of period	256,700,000	244,700,100

Shares outstanding, end of period	238,600,000	256,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statement of Cash Flows

For the six months ended April 30, 2015

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$45,890,255

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided by (Used In) Operating Activities:
Purchases of investments	(1,312,370,539)
Proceeds from disposition of investments sold	1,709,265,108
Amortization of premiums and accretion of discounts on investments	(2,841,956)
Decrease in receivable for investments sold	81,572,493
Decrease in interest receivable	4,675,269
Increase in payable for investments purchased	234,497,427
Decrease in payable for accrued expenses	(489,406)
Net realized loss on investments	54,543,130
Net change in unrealized depreciation on investments	6,555,448

Net cash provided by operating activities	821,297,229

Cash Provided by (Used In) Financing Activities:
Distributions paid to shareholders	(108,396,143)
Proceeds from shares of beneficial interest sold	393,884,062
Disbursements for shares of beneficial interest repurchased	(852,721,077)
Net proceeds from transaction fees	1,973,948

Net cash used in financing activities	(565,259,210)

Net increase in cash and cash equivalents	256,038,019

Cash and cash equivalents at beginning of period	381,348,669

Cash and cash equivalents at end of period	$637,386,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Financial Highlights

PowerShares Senior Loan Portfolio (BKLN)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,						For the Period March 1, 2011(a) Through October 31, 2011
			2014		2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$24.43		$24.78		$24.76		$24.05		$25.00
Net investment income(b)	0.45		1.00		1.06		1.21		0.69
Net realized and unrealized gain (loss) on investments	(0.23)		(0.36)		0.04		0.58		(1.05)
Total from investment operations	0.22		0.64		1.10		1.79		(0.36)
Distributions to shareholders from:
Net investment income	(0.45)		(1.00)		(1.10)		(1.22)		(0.59)
Return of capital	—		(0.00	)(c)	(0.02)		(0.00	)(c)	—
Total distributions	(0.45)		(1.00)		(1.12)		(1.22)		(0.59)
Transaction fees(b)	0.01		0.01		0.04		0.14		—
Net asset value at end of period	$24.21		$24.43		$24.78		$24.76		$24.05
Market price at end of period(d)	$24.18		$24.37		$24.83		$24.83		$24.02
Net Asset Value Total Return(e)	0.97%		2.66%		4.70%		8.26%		(1.44	)%(f)
Market Price Total Return(e)	1.10%		2.21%		4.61%		8.67%		(1.57	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,775,914		$6,270,919		$6,064,711		$1,195,811		$165,937
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(g)(h)	0.64%		0.65	%(h)	0.65	%(h)	0.65	%(g)(h)
Expenses, prior to Waivers	0.65	%(g)(h)	0.65%		0.65	%(h)	0.67	%(h)	0.75	%(g)(h)
Net investment income, after Waivers and Interest Expenses	3.73	%(g)	4.03%		4.30%		5.00%		4.30	%(g)
Portfolio turnover rate(i)	25%		61%		47%		49%		49%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (March 3, 2011, the first day of trading on the exchange) to October 31, 2011 was (1.16)%. The market price total return from Fund Inception to October 31, 2011 was (1.84)%.
(g)	Annualized.
(h)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total return.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2015, the Trust offered sixty portfolios. This report includes the following portfolio:

Full Name	Short Name
PowerShares Senior Loan Portfolio (BKLN)	“Senior Loan Portfolio”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (the “Underlying Index”).

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature

14

exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involve purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the

15

fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s returns.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the Fund’s investments. As such, investments in the Fund’s Shares may be less tax efficient than investments in conventional ETFs.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/asked spreads, decreased liquidity and extended trade settlement periods. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the “SEC”) or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

16

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

G. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and that are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

17

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

As compensation for its services, the Fund has agreed to pay the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the Fund’s line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2015, the Adviser waived fees of $58,761.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with Standard & Poor’s (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Senior Floating Rate Loans	$—	$4,777,666,271	$—	$4,777,666,271
Corporate Bonds	—	487,349,773	—	487,349,773
Money Market Fund	296,736,998	—	—	296,736,998

Total Investments	$296,736,998	$5,265,016,044	$—	$5,561,753,042

18

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had short-term and long-term capital loss carryforwards in the amount of $16,053,702 and $11,884,912, respectively, as of October 31, 2014, which are not subject to expiration. Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended April 30, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) was $1,312,370,539 and $1,709,265,108 respectively.

At April 30, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$31,843,882
Aggregate unrealized (depreciation) of investment securities	(155,433,237)

Net unrealized appreciation (depreciation) of investment securities	$(123,589,355)

Cost of investments for tax and financial reporting purposes is the same.

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 8. Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six-month period ended April 30, 2015, there were no interests in Senior Loans purchased by the Fund on a participation basis.

Note 9. Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $650,000,000, or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays a commitment fee of 0.125% and an upfront fee of 0.05% on the committed amount. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

19

During the six-month period ended April 30, 2015, there were no outstanding borrowings from the line of credit.

Note 10. Capital

Shares are created and redeemed by the Fund only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Fund’s investments.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

The Fund charges certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statement of Changes in Net Assets as Transaction fees.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

20

Fees and Expenses

As a shareholder of the PowerShares Senior Loan Portfolio (the “Fund”), a series of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly are included in the Fund’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Senior Loan Portfolio (BKLN)
Actual	$1,000.00	$1,009.70	0.65%	$3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.57	0.65	3.26

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

21

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 16, 2015, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 61 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares NYSE Century Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio*

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 18, 2014.

Also at the April 16, 2015 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment

22

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 16, 2015) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2014, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one-year period for PowerShares California AMT-Free Municipal Bond Portfolio, the one- and three-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares California AMT-Free Municipal Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios and advisory fees of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Portfolio

23

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio[1], PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

[1]	PowerShares NYSE Century Portfolio’s annual unitary management fee will be reduced to 0.35% of its average daily net assets, effective May 22, 2015.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds, other than PowerShares CEF Income Composite Portfolio, were lower than the median net expense ratios of their open-end actively-managed peer funds.

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Aggregate Bond Portfolio			X
PowerShares Build America Bond Portfolio	X	N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio			X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X	N/A	X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X	X	X

24

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Fundamental Emerging Markets Local Debt Portfolio	X	N/A	X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio		N/A	X
PowerShares KBW Bank Portfolio	X	N/A	X
PowerShares KBW Capital Markets Portfolio	X	N/A	X
PowerShares KBW High Dividend Yield Financial Portfolio	X	N/A	X
PowerShares KBW Insurance Portfolio	X	N/A	X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X	N/A	X
PowerShares KBW Regional Bank Portfolio	X	N/A	X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares NYSE Century Portfolio		X	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Portfolio	X	X	X
PowerShares S&P 500 High Momentum Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets High Beta Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed High Beta Portfolio	X	X	X
PowerShares S&P International Developed High Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X	N/A	X
PowerShares S&P SmallCap Consumer Staples Portfolio	X	N/A	X
PowerShares S&P SmallCap Energy Portfolio	X	N/A	X
PowerShares S&P SmallCap Financials Portfolio	X	N/A	X
PowerShares S&P SmallCap Health Care Portfolio	X	N/A	X
PowerShares S&P SmallCap Industrials Portfolio	X	N/A	X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X

25

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares S&P SmallCap Materials Portfolio	X	N/A	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio	X	N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio	X	N/A	X

[2]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

With respect to PowerShares CEF Income Composite Portfolio, the Trustees noted that there was only one ETF peer fund, which had a net expense ratio that was lower than the Fund. The Trustees also noted that the Fund’s advisory fee was higher than the median net expense ratio of its open-end index peer funds and the median expense ratio of its open-end actively-managed peer funds. In light of this information, at the request of the Independent Trustees, the Adviser provided additional information on the peer groups, which indicated that the open-end index peer funds and the open-end actively-managed peer funds contained numerous fund-of-funds that invest primarily in affiliated funds, and that compared to fund-of-funds that invested primarily in unaffiliated funds (such as PowerShares CEF Income Composite Portfolio), PowerShares CEF Income Composite Portfolio’s advisory fee was lower than the median of the open-end index peer funds and the open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2017, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 16, 2015. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

26

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

27

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(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-BKLN-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2015

2015 Semi-Annual Report to Shareholders

XRLV	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

SPHB	PowerShares S&P 500® High Beta Portfolio

SPHD	PowerShares S&P 500® High Dividend Portfolio

SPLV	PowerShares S&P 500® Low Volatility Portfolio

EEHB	PowerShares S&P Emerging Markets High Beta Portfolio

EELV	PowerShares S&P Emerging Markets Low Volatility Portfolio

IDHB	PowerShares S&P International Developed High Beta Portfolio

IDLV	PowerShares S&P International Developed Low Volatility Portfolio

XMLV	PowerShares S&P MidCap Low Volatility Portfolio

XSLV	PowerShares S&P SmallCap Low Volatility Portfolio

2

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	35.2
Industrials	19.0
Consumer Staples	10.4
Information Technology	9.6
Health Care	9.3
Consumer Discretionary	8.1
Materials	7.4
Energy	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—8.1%
2,625	DIRECTV(b)	$238,100
2,520	Genuine Parts Co.	226,422
2,037	Home Depot, Inc. (The)	217,918
5,208	Leggett & Platt, Inc.	221,184
2,877	Marriott International, Inc., Class A	230,304
3,150	Omnicom Group, Inc.	238,644
1,743	Ralph Lauren Corp., Class A	232,534
3,318	VF Corp.	240,323
2,352	Walt Disney Co. (The)	255,709

		2,101,138

	Consumer Staples—10.4%
2,793	Brown-Forman Corp., Class B	252,012
2,037	Costco Wholesale Corp.	291,393
2,751	CVS Health Corp.	273,147
3,003	Estee Lauder Cos., Inc. (The), Class A	244,114
4,536	Hormel Foods Corp.	246,531
3,402	Kroger Co. (The)	234,432
3,801	McCormick & Co., Inc.	286,215
3,423	Philip Morris International, Inc.	285,718
3,906	Procter & Gamble Co. (The)	310,566
7,329	Sysco Corp.	271,393

		2,695,521

	Energy—0.9%
2,604	Exxon Mobil Corp.	227,512

	Financials—35.2%
2,919	ACE Ltd.	312,304
4,704	Aflac, Inc.	296,540
4,095	Allstate Corp. (The)	285,258
2,835	American Express Co.	219,571

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,599	American International Group, Inc.	$258,878
2,415	Aon PLC	232,395
4,053	Assurant, Inc.	249,097
6,342	BB&T Corp.	242,835
1,974	Berkshire Hathaway, Inc., Class B(b)	278,748
3,108	Capital One Financial Corp.	251,282
3,087	Chubb Corp. (The)	303,606
5,733	Cincinnati Financial Corp.	290,319
9,933	General Growth Properties, Inc. REIT	272,164
1,197	Goldman Sachs Group, Inc. (The)	235,115
6,111	Hartford Financial Services Group, Inc. (The)	249,145
10,605	Host Hotels & Resorts, Inc. REIT	213,585
11,130	Kimco Realty Corp. REIT	268,233
6,804	Loews Corp.	283,318
2,079	M&T Bank Corp.	248,794
2,730	Macerich Co. (The) REIT	223,205
5,187	Marsh & McLennan Cos., Inc.	291,302
18,921	People’s United Financial, Inc.	285,896
7,182	Plum Creek Timber Co., Inc. REIT	303,080
2,667	PNC Financial Services Group, Inc. (The)	244,644
10,563	Progressive Corp. (The)	281,610
6,195	Prologis, Inc. REIT	249,039
2,982	T. Rowe Price Group, Inc.	242,079
5,313	Torchmark Corp.	298,112
3,087	Travelers Cos., Inc. (The)	312,127
6,048	U.S. Bancorp	259,278
2,814	Vornado Realty Trust REIT	291,221
4,956	Wells Fargo & Co.	273,076
7,812	Weyerhaeuser Co. REIT	246,156
8,421	XL Group PLC	312,251

		9,104,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—9.3%
2,730	AmerisourceBergen Corp.	$312,039
3,927	Baxter International, Inc.	269,942
1,722	Becton, Dickinson and Co.	242,578
3,633	DaVita HealthCare Partners, Inc.(b)	294,636
5,145	DENTSPLY International, Inc.	262,395
2,793	Johnson & Johnson	277,066
5,208	Patterson Cos., Inc.	244,542
7,350	Pfizer, Inc.	249,386
2,856	Stryker Corp.	263,437

		2,416,021

	Industrials—19.0%
1,638	3M Co.	256,167
2,940	Danaher Corp.	240,727
3,045	Deere & Co.	275,633
3,927	Emerson Electric Co.	231,025
2,877	Equifax, Inc.	278,868
1,701	General Dynamics Corp.	233,581
11,361	General Electric Co.	307,656
2,436	Honeywell International, Inc.	245,841
2,919	Illinois Tool Works, Inc.	273,160
1,239	Lockheed Martin Corp.	231,197
2,331	Pall Corp.	226,853
8,064	Republic Services, Inc.	327,640
3,171	Rockwell Collins, Inc.	308,634
1,386	Roper Technologies, Inc.	233,084
5,418	Tyco International PLC	213,361
2,394	United Parcel Service, Inc., Class B	240,669
2,226	United Technologies Corp.	253,208
987	W.W. Grainger, Inc.	245,200
5,964	Waste Management, Inc.	295,397

		4,917,901

	Information Technology—9.6%
2,856	Accenture PLC, Class A	264,608
4,116	Amphenol Corp., Class A	227,903
3,255	Automatic Data Processing, Inc.	275,178
7,980	Cisco Systems, Inc.	230,064
3,843	Fidelity National Information Services, Inc.	240,149
3,297	Fiserv, Inc.(b)	255,847
3,087	Harris Corp.	247,701
1,470	International Business Machines Corp.	251,796
3,549	Motorola Solutions, Inc.	212,053
5,838	Paychex, Inc.	282,501

		2,487,800

	Materials—7.4%
2,226	Airgas, Inc.	225,449
3,423	Ball Corp.	251,282
3,297	E.I. du Pont de Nemours & Co.	241,340
2,142	Ecolab, Inc.	239,861
2,037	International Flavors & Fragrances, Inc.	233,746
2,058	Monsanto Co.	234,530
4,683	Mosaic Co. (The)	206,052
2,247	Praxair, Inc.	273,977

		1,906,237

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Total Common Stocks and Other Equity Interests (Cost $26,087,537)	$25,856,393

	Money Market Fund—0.1%
14,280	Invesco Premier Portfolio—Institutional Class(c) (Cost $14,280)	14,280

	Total Investments (Cost $26,101,817)—100.0%	25,870,673
	Other assets less liabilities—0.0%	8,845

	Net Assets—100.0%	$25,879,518

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares S&P 500® High Beta Portfolio (SPHB)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Industrials	18.4
Energy	17.6
Financials	17.4
Consumer Discretionary	16.3
Information Technology	13.6
Health Care	9.5
Materials	7.1
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—16.3%
82,447	Best Buy Co., Inc.	$2,856,788
56,959	BorgWarner, Inc.	3,371,973
51,033	CarMax, Inc.(b)	3,475,858
40,367	Expedia, Inc., Class A	3,803,782
94,549	Gannett Co., Inc.	3,244,922
139,588	Goodyear Tire & Rubber Co. (The)	3,959,414
31,791	Harman International Industries, Inc.	4,144,911
71,859	Johnson Controls, Inc.	3,620,256
7,902	Netflix, Inc.(b)	4,397,463
3,224	Priceline Group, Inc. (The)(b)	3,990,699
46,469	Royal Caribbean Cruises Ltd.	3,162,680
40,084	Starwood Hotels & Resorts Worldwide, Inc.	3,445,220
37,276	Tractor Supply Co.	3,207,973
60,862	TripAdvisor, Inc., Class A(b)	4,898,782
46,257	Under Armour, Inc., Class A(b)	3,587,230
20,951	Wynn Resorts Ltd.	2,327,028

		57,494,979

	Energy—17.6%
39,512	Anadarko Petroleum Corp.	3,718,079
151,561	Chesapeake Energy Corp.	2,390,117
34,165	Cimarex Energy Co.	4,250,126
51,118	Devon Energy Corp.	3,486,759
35,605	EOG Resources, Inc.	3,523,115
83,673	Halliburton Co.	4,095,793
53,077	Helmerich & Payne, Inc.	4,138,414
41,844	Hess Corp.	3,217,803
111,227	Marathon Oil Corp.	3,459,160
63,002	Murphy Oil Corp.	2,999,525
135,318	Newfield Exploration Co.(b)	5,309,878
172,160	Noble Corp. PLC	2,980,090
75,905	Noble Energy, Inc.	3,849,902
69,870	ONEOK, Inc.	3,360,747
43,896	Phillips 66	3,481,392
24,211	Pioneer Natural Resources Co.	4,183,176

Number of Shares		Value
	Common Stocks (continued)
	Energy (continued)
163,018	QEP Resources, Inc.	$3,667,905

		62,111,981

	Financials—17.4%
18,721	Affiliated Managers Group, Inc.(b)	4,233,380
26,955	Ameriprise Financial, Inc.	3,376,922
9,007	BlackRock, Inc.	3,278,007
141,982	Charles Schwab Corp. (The)	4,330,451
61,434	Citigroup, Inc.	3,275,661
174,459	E*TRADE Financial Corp.(b)	5,022,675
59,696	Franklin Resources, Inc.	3,077,926
391,914	Genworth Financial, Inc., Class A(b)	3,444,924
89,175	Invesco Ltd.(c)	3,693,628
230,505	KeyCorp	3,330,797
59,394	Legg Mason, Inc.	3,127,094
67,763	Lincoln National Corp.	3,827,932
71,082	MetLife, Inc.	3,645,796
88,288	Morgan Stanley	3,294,025
68,696	Principal Financial Group, Inc.	3,511,739
45,646	Prudential Financial, Inc.	3,724,714
331,755	Regions Financial Corp.	3,261,152

		61,456,823

	Health Care—9.5%
58,068	AbbVie, Inc.	3,754,677
79,248	Agilent Technologies, Inc.	3,278,490
25,643	Alexion Pharmaceuticals, Inc.(b)	4,339,565
20,877	Amgen, Inc.	3,296,687
8,982	Biogen, Inc.(b)	3,358,639
31,713	Celgene Corp.(b)	3,426,907
58,019	Mylan NV(b)	4,192,453
8,341	Regeneron Pharmaceuticals, Inc.(b)	3,815,674
32,551	Vertex Pharmaceuticals, Inc.(b)	4,012,887

		33,475,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares S&P 500® High Beta Portfolio (SPHB) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Industrials—18.4%
82,710	ADT Corp. (The)	$3,109,896
24,326	Cummins, Inc.	3,363,313
87,445	Delta Air Lines, Inc.	3,903,545
42,706	Dover Corp.	3,233,698
46,743	Eaton Corp. PLC	3,212,646
54,749	Flowserve Corp.	3,204,459
61,187	Fluor Corp.	3,679,786
45,913	Ingersoll-Rand PLC	3,022,912
29,409	Kansas City Southern	3,014,128
29,207	Parker Hannifin Corp.	3,486,147
49,760	Pentair PLC (United Kingdom)	3,092,584
127,692	Quanta Services, Inc.(b)	3,691,576
26,512	Rockwell Automation, Inc.	3,144,323
36,724	Ryder System, Inc.	3,502,001
77,076	Southwest Airlines Co.	3,126,203
89,616	Textron, Inc.	3,941,312
25,281	Union Pacific Corp.	2,685,601
55,021	United Rentals, Inc.(b)	5,313,928
88,590	Xylem, Inc.	3,279,602

		65,007,660

	Information Technology—13.6%
56,021	Akamai Technologies, Inc.(b)	4,133,229
11,944	Alliance Data Systems Corp.(b)	3,551,071
133,319	Applied Materials, Inc.	2,638,383
59,582	Autodesk, Inc.(b)	3,386,045
35,063	Avago Technologies Ltd. (Singapore)	4,098,163
47,772	Facebook, Inc., Class A(b)	3,763,001
91,513	First Solar, Inc.(b)	5,460,581
37,627	MasterCard, Inc., Class A	3,394,332
141,580	Micron Technology, Inc.(b)	3,982,645
64,571	salesforce.com, inc.(b)	4,702,060
44,950	SanDisk Corp.	3,008,953
50,963	Seagate Technology PLC	2,992,547
231,062	Xerox Corp.	2,657,213

		47,768,223

	Materials—7.1%
230,095	Alcoa, Inc.	3,087,875
106,653	Allegheny Technologies, Inc.	3,625,135
70,749	Dow Chemical Co. (The)	3,608,199
168,448	Freeport-McMoRan, Inc.	3,919,785
41,263	LyondellBasell Industries NV, Class A	4,271,546
23,681	Martin Marietta Materials, Inc.	3,378,095
126,209	Owens-Illinois, Inc.(b)	3,017,657

		24,908,292

	Total Investments (Cost $348,540,748)—99.9%	352,223,937
	Other assets less liabilities—0.1%	213,527

	Net Assets—100.0%	$352,437,464

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares S&P 500® High Dividend Portfolio (SPHD)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Utilities	19.6
Financials	18.6
Consumer Staples	17.5
Telecommunication Services	8.7
Industrials	8.4
Consumer Discretionary	8.4
Health Care	6.7
Information Technology	5.4
Energy	4.7
Materials	1.9
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—8.4%
212,033	Darden Restaurants, Inc.	$13,521,344
748,435	Ford Motor Co.	11,825,273
193,512	Hasbro, Inc.	13,698,715
135,212	McDonald’s Corp.	13,054,719

		52,100,051

	Consumer Staples—17.5%
259,132	Altria Group, Inc.	12,969,557
230,806	Coca-Cola Co. (The)	9,361,491
191,414	General Mills, Inc.	10,592,851
146,242	Kellogg Co.	9,261,506
90,104	Kimberly-Clark Corp.	9,883,508
177,904	Kraft Foods Group, Inc.	15,077,364
198,975	Philip Morris International, Inc.	16,608,443
209,030	Reynolds American, Inc.	15,321,899
248,844	Sysco Corp.	9,214,693

		108,291,312

	Energy—4.7%
220,048	ConocoPhillips	14,945,660
388,024	Spectra Energy Corp.	14,453,894

		29,399,554

	Financials—18.6%
225,686	Cincinnati Financial Corp.	11,428,739
171,053	CME Group, Inc., Class A	15,550,428
355,717	HCP, Inc. REIT	14,331,838
174,669	Health Care REIT, Inc. REIT	12,579,661
449,989	Kimco Realty Corp. REIT	10,844,735
1,028,390	People’s United Financial, Inc.	15,538,973
317,959	Plum Creek Timber Co., Inc. REIT	13,417,870
234,208	Prologis, Inc. REIT	9,415,162

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
177,861	Ventas, Inc. REIT	$12,254,623

		115,362,029

	Health Care—6.7%
135,463	Baxter International, Inc.	9,311,727
136,253	Eli Lilly & Co.	9,792,503
172,538	Merck & Co., Inc.	10,276,363
355,921	Pfizer, Inc.	12,076,400

		41,456,993

	Industrials—8.4%
114,783	Caterpillar, Inc.	9,972,347
169,701	Emerson Electric Co.	9,983,510
497,699	General Electric Co.	13,477,689
49,951	Lockheed Martin Corp.	9,320,856
190,775	Waste Management, Inc.	9,449,086

		52,203,488

	Information Technology—5.4%
366,357	CA, Inc.	11,639,162
226,134	Paychex, Inc.	10,942,624
548,414	Western Union Co. (The)	11,121,836

		33,703,622

	Materials—1.9%
238,712	Nucor Corp.	11,663,468

	Telecommunication Services—8.7%
567,865	AT&T, Inc.	19,670,843
481,108	CenturyLink, Inc.	17,300,644
335,634	Verizon Communications, Inc.	16,929,379

		53,900,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares S&P 500® High Dividend Portfolio (SPHD) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—19.6%
216,287	AGL Resources, Inc.	$10,872,747
610,638	CenterPoint Energy, Inc.	12,805,079
187,671	Consolidated Edison, Inc.	11,551,150
147,024	Duke Energy Corp.	11,404,651
146,526	Entergy Corp.	11,308,877
309,877	FirstEnergy Corp.	11,127,683
506,511	Pepco Holdings, Inc.	13,159,156
396,639	PPL Corp.	13,497,625
280,859	Southern Co. (The)	12,442,054
686,240	TECO Energy, Inc.	13,004,248

		121,173,270

	Total Investments (Cost $606,297,280)—99.9%	619,254,653
	Other assets less liabilities—0.1%	374,824

	Net Assets—100.0%	$619,629,477

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	36.4
Consumer Staples	18.1
Utilities	13.1
Industrials	11.7
Health Care	9.0
Information Technology	4.9
Materials	3.6
Telecommunication Services	2.1
Consumer Discretionary	1.1
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—1.1%
579,928	McDonald’s Corp.	$55,992,048

	Consumer Staples—18.1%
945,666	Altria Group, Inc.	47,330,583
516,411	Brown-Forman Corp., Class B	46,595,765
1,046,630	Campbell Soup Co.	46,794,827
465,090	Clorox Co. (The)	49,346,049
1,217,940	Coca-Cola Co. (The)	49,399,646
760,846	Colgate-Palmolive Co.	51,189,719
377,797	Costco Wholesale Corp.	54,043,861
509,611	CVS Health Corp.	50,599,276
989,796	General Mills, Inc.	54,775,311
465,039	Hershey Co. (The)	42,746,385
442,700	J.M. Smucker Co. (The)	51,317,784
462,555	Kimberly-Clark Corp.	50,737,658
704,230	McCormick & Co., Inc.	53,028,519
574,390	PepsiCo, Inc.	54,635,977
630,209	Philip Morris International, Inc.	52,603,545
724,882	Procter & Gamble Co. (The)	57,635,368
1,359,142	Sysco Corp.	50,329,028
616,093	Wal-Mart Stores, Inc.	48,086,059

		911,195,360

	Financials—36.4%
543,616	ACE Ltd.	58,161,476
868,845	Aflac, Inc.	54,771,989
759,656	Allstate Corp. (The)	52,917,637
525,151	American Tower Corp. REIT	49,642,524
1,213,401	Apartment Investment & Management Co., Class A REIT	45,781,620
755,029	Assurant, Inc.	46,404,082
328,180	AvalonBay Communities, Inc. REIT	53,933,101

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
366,736	Berkshire Hathaway, Inc., Class B(b)	$51,786,791
374,113	Boston Properties, Inc. REIT	49,498,891
575,172	Chubb Corp. (The)	56,568,166
1,063,387	Cincinnati Financial Corp.	53,849,918
640,773	Equity Residential REIT	47,327,494
236,252	Essex Property Trust, Inc. REIT	52,436,131
1,840,413	General Growth Properties, Inc. REIT	50,427,316
1,131,215	Hartford Financial Services Group, Inc. (The)	46,119,636
1,143,127	HCP, Inc. REIT	46,056,587
655,528	Health Care REIT, Inc. REIT	47,211,127
1,963,416	Host Hotels & Resorts, Inc. REIT	39,543,198
2,053,794	Kimco Realty Corp. REIT	49,496,435
1,264,899	Loews Corp.	52,670,394
383,791	M&T Bank Corp.	45,928,269
959,904	Marsh & McLennan Cos., Inc.	53,908,209
3,520,604	People’s United Financial, Inc.	53,196,326
1,325,908	Plum Creek Timber Co., Inc. REIT	55,953,318
1,956,419	Progressive Corp. (The)	52,158,131
1,145,038	Prologis, Inc. REIT	46,030,528
290,647	Public Storage REIT	54,615,478
292,852	Simon Property Group, Inc. REIT	53,149,709
987,030	Torchmark Corp.	55,382,253
569,928	Travelers Cos., Inc. (The)	57,625,420
1,122,288	U.S. Bancorp	48,112,487
624,219	Ventas, Inc. REIT	43,008,689
521,499	Vornado Realty Trust REIT	53,969,931
921,175	Wells Fargo & Co.	50,756,742
1,441,398	Weyerhaeuser Co. REIT	45,418,451
1,558,736	XL Group PLC	57,797,931

		1,831,616,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares S&P 500® Low Volatility Portfolio (SPLV) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—9.0%
1,078,680	Abbott Laboratories	$50,072,326
503,700	AmerisourceBergen Corp.	57,572,910
728,691	Baxter International, Inc.	50,090,219
672,986	DaVita HealthCare Partners, Inc.(b)	54,579,165
954,055	DENTSPLY International, Inc.	48,656,805
517,350	Johnson & Johnson	51,321,120
966,392	Patterson Cos., Inc.	45,376,936
1,364,127	Pfizer, Inc.	46,284,829
530,248	Stryker Corp.	48,910,075

		452,864,385

	Industrials—11.7%
305,471	3M Co.	47,772,610
545,685	Danaher Corp.	44,680,688
564,115	Deere & Co.	51,063,690
533,153	Equifax, Inc.	51,678,520
2,097,172	General Electric Co.	56,791,418
540,383	Illinois Tool Works, Inc.	50,569,041
1,494,968	Republic Services, Inc.	60,740,550
586,464	Rockwell Collins, Inc.	57,080,541
502,562	Stericycle, Inc.(b)	67,056,847
415,110	United Technologies Corp.	47,218,762
1,106,041	Waste Management, Inc.	54,782,211

		589,434,878

	Information Technology—4.9%
529,106	Accenture PLC, Class A	49,021,671
602,850	Automatic Data Processing, Inc.	50,964,939
715,561	Fidelity National Information Services, Inc.	44,715,407
612,786	Fiserv, Inc.(b)	47,552,193
1,082,425	Paychex, Inc.	52,378,546

		244,632,756

	Materials—3.6%
410,914	Airgas, Inc.	41,617,370
635,170	Ball Corp.	46,627,830
383,493	Monsanto Co.	43,702,862
418,701	Praxair, Inc.	51,052,213

		183,000,275

	Telecommunication Services—2.1%
1,558,585	AT&T, Inc.	53,989,384
1,055,229	Verizon Communications, Inc.	53,225,751

		107,215,135

	Utilities—13.1%
950,321	AGL Resources, Inc.	47,772,637
1,375,052	CMS Energy Corp.	46,655,514
774,175	Consolidated Edison, Inc.	47,650,471
586,275	DTE Energy Co.	46,685,078
634,627	Duke Energy Corp.	49,228,017
734,313	Edison International	44,749,034
960,301	Eversource Energy	46,824,277
463,111	NextEra Energy, Inc.	46,741,793
706,292	Pinnacle West Capital Corp.	43,225,071
817,949	SCANA Corp.	43,334,938
479,005	Sempra Energy	50,855,961
1,174,211	Southern Co. (The)	52,017,547

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
2,338,099	TECO Energy, Inc.	$44,306,976
1,440,367	Xcel Energy, Inc.	48,842,845

		658,890,159

	Total Investments (Cost $4,782,450,469)—100.0%	5,034,841,381
	Other assets less liabilities—0.0%	1,597,302

	Net Assets—100.0%	$5,036,438,683

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	30.8
Energy	15.0
Materials	12.7
Industrials	9.6
Consumer Discretionary	8.1
Telecommunication Services	7.4
Consumer Staples	6.5
Utilities	5.7
Information Technology	2.4
Health Care	1.6
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Brazil—25.8%
3,000	Ambev SA	$18,946
3,312	Banco Bradesco SA (Preference Shares)	35,516
4,800	Banco do Brasil SA	42,605
4,400	Banco Santander Brasil SA	23,870
2,100	BB Seguridade Participacoes SA	24,683
10,300	BM&F BOVESPA SA	42,621
5,800	BR Malls Participacoes SA	31,717
800	BRF SA	17,179
6,100	CCR SA	33,764
20,700	Centrais Eletricas Brasileiras SA(a)	50,386
700	Cia Brasileira de Distribuicao (Preference Shares), Class A	23,808
4,900	Cia de Saneamento Basico do Estado de Sao Paulo	29,082
5,600	Cia Energetica de Minas Gerais (Preference Shares)	27,169
2,500	Cia Energetica de Sao Paulo (Preference Shares), Class B	15,838
2,400	Cia Paranaense de Energia (Preference Shares), Class B	27,137
12,000	Cia Siderurgica Nacional SA	32,290
1,560	Cielo SA	21,816
3,200	Cosan SA Industria e Comercio	31,477
4,437	CPFL Energia SA	29,397
9,000	EcoRodovias Infraestrutura e Logistica SA	26,618
5,000	Gerdau SA (Preference Shares)	16,755
3,600	Hypermarcas SA(a)	23,864
2,596	Itau Unibanco Holding SA (Preference Shares)	33,352
9,050	Itausa—Investimentos Itau SA (Preference Shares)	32,017

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
5,100	JBS SA	$26,426
7,800	Kroton Educacional SA	28,609
4,100	Lojas Americanas SA (Preference Shares)	22,926
700	M Dias Branco SA	20,199
1,600	Multiplan Empreendimentos Imobiliarios SA	28,276
2,900	Natura Cosmeticos SA	27,849
19,270	Oi SA (Preference Shares)(a)	36,303
16,000	Petroleo Brasileiro SA (Preference Shares)(a)	69,622
2,100	Porto Seguro SA	26,391
2,600	Souza Cruz SA	23,841
1,300	Telefonica Brasil SA (Preference Shares)	21,673
5,600	Tim Participacoes SA	18,019
2,100	Tractebel Energia SA	24,998
2,500	Transmissora Alianca de Energia Eletrica SA	16,530
1,200	Ultrapar Participacoes SA	27,745
12,500	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	24,883
4,100	Vale SA (Preference Shares)	24,813
3,900	Via Varejo SA	24,578

		1,185,588

	Chile—0.4%
1,725	LATAM Airlines Group SA(a)	16,508

	China—15.4%
32,681	Aluminum Corp. of China Ltd., H-Shares(a)	21,081
18,260	BBMG Corp. H-Shares	22,663
9,339	Brilliance China Automotive Holdings Ltd.	17,591
3,335	BYD Co. Ltd., H-Shares	20,287
7,389	China Everbright Ltd.	24,547
4,359	China Life Insurance Co. Ltd., H-Shares	21,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
1,000	China Mobile Ltd.	$14,282
12,669	China Oilfield Services Ltd., H-Shares	26,151
6,024	China Overseas Land & Investment Ltd.	25,219
3,225	China Pacific Insurance (Group) Co. Ltd., H-Shares	17,600
19,339	China Petroleum & Chemical Corp. (Sinopec), H-Shares	18,114
18,679	China Railway Group Ltd., H-Shares	26,315
6,472	China Resources Land Ltd.	23,588
6,000	China Resources Power Holdings Co. Ltd.	18,152
6,641	China Taiping Insurance Holdings Co. Ltd.(a)	24,804
26,677	China Telecom Corp. Ltd., H-Shares	19,858
4,383	CITIC Securities Co. Ltd., H-Shares	19,509
13,004	CNOOC Ltd.	22,045
40,577	Country Garden Holdings Co. Ltd.	21,987
74,363	GCL-Poly Energy Holdings Ltd.(a)	22,545
2,845	Great Wall Motor Co. Ltd., H-Shares	21,711
20,053	Greentown China Holdings Ltd.	24,940
16,008	Guangzhou Automobile Group Co. Ltd., H-Shares	17,451
9,004	Jiangxi Copper Co. Ltd., H-Shares	18,679
29,000	People’s Insurance Co. (Group) of China Ltd., H-Shares	20,166
15,339	PetroChina Co. Ltd., H-Shares	19,710
7,335	PICC Property & Casualty Co. Ltd., H-Shares	16,314
17,339	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	16,061
28,677	Shanghai Electric Group Co. Ltd., H-Shares	29,302
8,865	Shimao Property Holdings Ltd.	20,998
47,351	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	28,651
995	Tencent Holdings Ltd.	20,654
2,861	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	24,472

		706,676

	Colombia—1.0%
27,869	Ecopetrol SA(a)	23,576
1,283	Grupo de Inversiones Suramericana SA	20,927

		44,503

	Greece—4.4%
29,970	DryShips, Inc.(a)	21,279
161,387	Eurobank Ergasias SA(a)	24,414
1,925	Hellenic Telecommunications Organization SA(a)	17,472
1,892	JUMBO SA	19,483
21,609	National Bank of Greece SA(a)	30,267
5,492	Navios Maritime Holdings, Inc.	20,815
1,991	OPAP SA	17,737
61,356	Piraeus Bank SA(a)	27,226
	Greece (continued)
3,438	Public Power Corp. SA(a)	23,076

		201,769

	Hungary—0.5%
1,034	OTP Bank PLC	22,947

	India—1.8%
546	Larsen & Toubro Ltd. GDR(b)	13,950
522	Reliance Industries Ltd. GDR(b)	14,042
1,845	Sesa Sterlite Ltd. ADR	24,243

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
383	State Bank of India GDR(b)	$16,182
349	Tata Motors Ltd. ADR	14,375

		82,792

	Indonesia—0.6%
205,045	PT Adaro Energy Tbk	13,841
9,071	PT United Tractors Tbk	14,976

		28,817

	Malaysia—2.5%
51,300	Bumi Armada Bhd	17,141
41,800	Dialog Group Bhd	19,013
26,800	Felda Global Ventures Holdings Bhd	15,577
10,500	Petronas Chemicals Group Bhd	17,306
31,500	SapuraKencana Petroleum Bhd	23,527
32,900	UMW Oil & Gas Corp. Bhd	20,230

		112,794

	Mexico—2.7%
8,200	Alfa SAB de CV, Class A	16,628
15,808	Cemex SAB de CV(a)	15,231
2,700	Grupo Financiero Banorte SAB de CV, Class O	15,376
5,600	Grupo Financiero Inbursa SAB de CV, Class O	13,354
7,872	Grupo Financiero Santander Mexico SAB de CV, Class B	16,020
5,600	Grupo Mexico SAB de CV, Series B	17,266
890	Industrias Penoles SAB de CV	15,076
5,500	Mexichem SAB de CV(a)	15,733

		124,684

	Multinational—0.6%
2,900	Grupo BTG Pactual	28,709

	Netherlands—0.5%
4,522	VimpelCom Ltd. ADR	25,640

	Poland—1.7%
3,577	Jastrzebska Spolka Weglowa SA(a)	14,222
641	KGHM Polska Miedz SA	22,458
1,064	Polski Koncern Naftowy Orlen SA	20,189
11,530	Polskie Gornictwo Naftowe i Gazownictwo SA	20,766

		77,635

	Qatar—0.4%
789	Gulf International Services QSC	19,335

	Russia—12.8%
6,662	Gazprom OAO ADR	39,466
675	LUKOIL OAO ADR	34,560
600	Magnit PJSC GDR(b)	33,090
1,824	MegaFon OAO GDR(b)	31,008
1,299	MMC Norilsk Nickel OJSC ADR	24,395
3,698	Mobile TeleSystems OJSC ADR	44,672
374	NovaTek OAO GDR(b)	36,353
1,837	Novolipetsk Steel OJSC GDR(b)	24,248
7,338	Rosneft Oil Co. OAO GDR(b)	36,250
8,843	Sberbank of Russia ADR	52,801
1,867	Severstal PAO GDR(b)	20,686
9,316	Sistema JSFC GDR(b)	70,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Russia (continued)
4,951	Surgutneftegas OAO ADR	$35,895
1,166	Tatneft OAO ADR	40,040
2,027	Uralkali PJSC GDR(b)	30,020
1,749	Yandex NV, Class A(a)	33,651

		587,471

	South Africa—12.6%
2,554	African Rainbow Minerals Ltd.	23,177
806	Anglo American Platinum Ltd.(a)	22,054
454	Aspen Pharmacare Holdings Ltd.	13,746
1,182	Barclays Africa Group Ltd.	18,841
557	Bidvest Group Ltd. (The)	15,033
2,481	Brait SE(a)	18,790
2,096	Coronation Fund Managers Ltd.	15,953
2,132	Exxaro Resources Ltd.	17,340
3,821	FirstRand Ltd.	18,162
1,255	Foschini Group Ltd. (The)	18,495
4,686	Impala Platinum Holdings Ltd.(a)	25,868
1,161	Imperial Holdings Ltd.	19,371
1,919	Investec Ltd.	18,151
1,299	Kumba Iron Ore Ltd.	17,401
4,145	Life Healthcare Group Holdings Ltd.	14,148
1,433	Mediclinic International Ltd.	15,118
5,913	MMI Holdings Ltd.	16,741
810	Mr. Price Group Ltd.	17,231
1,012	MTN Group Ltd.	20,230
189	Naspers Ltd., Class N	29,577
945	Nedbank Group Ltd.	20,296
4,150	Netcare Ltd.	14,464
795	Remgro Ltd.	17,601
3,378	RMB Holdings Ltd.	20,263
2,905	Sanlam Ltd.	18,701
599	Sasol Ltd.	24,079
1,178	Shoprite Holdings Ltd.	16,769
1,393	Standard Bank Group Ltd.	20,342
2,595	Telkom SA SOC Ltd.(a)	17,798
2,260	Truworths International Ltd.	16,392
2,345	Woolworths Holdings Ltd.	17,558

		579,690

	South Korea—3.6%
1,017	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	17,219
602	Doosan Heavy Industries & Construction Co. Ltd.	17,128
350	Hyundai Development Co.-Engineering & Construction	18,708
1,799	Hyundai Merchant Marine Co. Ltd.(a)	16,010
72	LG Chem Ltd.	18,336
108	Lotte Chemical Corp.	25,287
890	Samsung Heavy Industries Co. Ltd.	15,068
122	Samsung SDI Co. Ltd.	13,657
361	Samsung Securities Co., Ltd.	22,057

		163,470

	Taiwan—0.4%
1,000	Hotai Motor Co. Ltd.	17,338

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Thailand—0.4%
4,800	PTT Exploration & Production PCL NVDR	$17,036

	Turkey—7.2%
6,837	Akbank TAS	19,909
2,631	Anadolu Efes Biracilik ve Malt Sanayii AS(a)	22,129
958	Coca-Cola Icecek AS	16,240
15,586	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	18,003
8,883	Enka Insaat ve Sanayi AS	19,093
11,268	Eregli Demir ve Celik Fabrikalari TAS	18,954
1,206	Ford Otomotiv Sanayi AS	14,900
5,212	Haci Omer Sabanci Holding AS	19,035
3,769	Koc Holding AS	17,823
1,794	Migros Ticaret AS(a)	14,351
2,733	Tofas Turk Otomobil Fabrikasi AS	16,755
814	Tupras Turkiye Petrol Rafinerileri AS(a)	19,748
5,854	Turkiye Garanti Bankasi AS	18,622
4,412	Turkiye Halk Bankasi AS	22,347
8,104	Turkiye Is Bankasi, Class C	18,237
13,504	Turkiye Sise Ve Cam Fabrikalari AS	17,264
10,964	Turkiye Vakiflar Bankasi TAO, Class D	19,468
10,748	Yapi ve Kredi Bankasi AS	16,834

		329,712

	United Arab Emirates—4.5%
8,886	Abu Dhabi Commercial Bank PJSC	18,072
33,863	Aldar Properties PJSC	25,446
27,371	Arabtec Holding PJSC(a)	22,058
123,146	Deyaar Development PJSC(a)	30,846
55,643	Dubai Financial Market PJSC	33,177
40,893	Dubai Investments PJSC	34,514
11,465	Dubai Islamic Bank PJSC	21,726
10,381	Emaar Properties PJSC	23,289

		209,128

	Total Investments (Cost $4,285,057)—99.8%	4,582,242
	Other assets less liabilities—0.2%	7,452

	Net Assets—100.0%	$4,589,694

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $326,165, which represented 7.11% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	39.2
Industrials	10.7
Consumer Staples	10.2
Telecommunication Services	9.9
Materials	8.1
Consumer Discretionary	7.3
Utilities	5.6
Information Technology	3.4
Energy	2.8
Health Care	2.7
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Brazil—2.1%
162,200	Ambev SA	$1,024,347
29,400	Cia Brasileira de Distribuicao (Preference Shares)	999,917
164,400	Klabin SA	1,013,025
33,900	M Dias Branco SA	978,212
221,000	WEG SA	1,182,724

		5,198,225

	Chile—5.0%
15,739,550	Banco de Chile	1,808,996
25,124,434	Banco Santander Chile	1,352,627
4,397,927	Colbun SA	1,330,537
843,739	Empresa Nacional de Electricidad SA	1,299,832
407,283	Empresas CMPC SA	1,142,691
129,335	Empresas COPEC SA	1,484,606
3,794,972	Enersis SA	1,325,628
110,591	LATAM Airlines Group SA(a)	1,058,322
161,732	S.A.C.I. Falabella	1,261,576

		12,064,815

	China—6.2%
2,389,263	Agricultural Bank of China Ltd., H-Shares	1,350,119
1,968,273	Bank of China Ltd., H-Shares	1,353,463
1,414,240	China Construction Bank Corp., H-Shares	1,377,539
71,653	China Mobile Ltd.	1,023,330
1,215,719	China National Building Material Co. Ltd., H-Shares	1,480,605
794,362	COSCO Pacific Ltd.	1,248,244
105,334	Hengan International Group Co. Ltd.	1,301,871
1,579,793	Industrial & Commercial Bank of China Ltd., H-Shares	1,373,707

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
775,713	Jiangsu Expressway Co. Ltd., H-Shares	$1,068,824
393,677	Shanghai Industrial Holdings Ltd.	1,574,474
402,321	Tingyi Cayman Islands Holding Corp.	850,199
166,193	Tsingtao Brewery Co. Ltd., H-Shares	1,058,117

		15,060,492

	Colombia—1.7%
119,311	Bancolombia SA (Preference Shares)	1,295,708
2,904,815	Grupo Aval Acciones y Valores (Preference Shares)	1,464,725
80,877	Grupo de Inversiones Suramericana SA	1,319,161

		4,079,594

	Czech Republic—0.9%
44,949	CEZ AS	1,166,963
4,940	Komercni banka AS	1,100,080

		2,267,043

	Egypt—0.4%
136,080	Commercial International Bank Egypt SAE	986,618

	Hungary—1.0%
22,729	MOL Hungarian Oil & Gas PLC	1,264,188
68,192	Richter Gedeon Nyrt	1,149,445

		2,413,633

	India—0.3%
26,089	Infosys Ltd. ADR	808,237

	Indonesia—3.1%
969,457	PT Bank Central Asia Tbk	1,007,787
1,030,870	PT Bank Mandiri Persero Tbk	854,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia (continued)
1,868,957	PT Indofood Sukses Makmur Tbk	$973,227
2,144,909	PT Jasa Marga Persero Tbk	1,025,916
7,791,137	PT Kalbe Farma Tbk	1,078,888
2,392,402	PT Perusahaan Gas Negara Persero Tbk	756,710
4,218,015	PT Telekomunikasi Indonesia Persero Tbk	850,925
330,454	PT Unilever Indonesia Tbk	1,086,005

		7,634,374

	Malaysia—13.9%
957,600	AMMB Holdings Bhd	1,745,002
1,114,600	Axiata Group Bhd	2,109,337
56,000	British American Tobacco Malaysia Bhd	1,053,174
571,900	CIMB Group Holdings Bhd	947,413
908,100	DiGi.Com Bhd	1,532,411
817,400	Gamuda Bhd	1,200,338
556,000	Genting Bhd	1,365,997
921,600	Genting Malaysia Bhd	1,112,700
526,000	Hong Leong Bank Bhd	2,079,483
930,800	IHH Healthcare Bhd	1,547,195
761,700	IJM Corp. Bhd	1,567,671
967,200	IOI Corp. Bhd	1,178,618
164,700	Kuala Lumpur Kepong Bhd	1,023,855
661,600	Malayan Banking Bhd	1,710,890
752,300	Maxis Bhd	1,465,945
442,800	MISC Bhd	1,137,616
174,600	Petronas Gas Bhd	1,113,832
344,300	Public Bank Bhd	1,883,185
545,700	RHB Capital Bhd	1,210,453
644,000	Sime Darby Bhd	1,638,254
662,800	Telekom Malaysia Bhd	1,379,011
320,800	Tenaga Nasional Bhd	1,293,468
456,200	UMW Holdings Bhd	1,362,900
2,328,400	YTL Corp. Bhd	1,091,795

		33,750,543

	Mexico—4.7%
984,288	America Movil SAB de CV, Series L	1,032,288
199,177	Arca Continental SAB de CV	1,222,092
135,115	Coca-Cola Femsa SAB de CV, Series L	1,079,537
94,861	El Puerto de Liverpool SAB de CV, Series C1(a)	1,040,754
433,961	Fibra Uno Administracion SA de CV REIT	1,081,449
123,060	Fomento Economico Mexicano SAB de CV(a)	1,114,205
335,936	Grupo Bimbo SAB de CV(a)	901,026
169,064	Grupo Financiero Banorte SAB de CV, Class O	962,816
562,532	Grupo Lala SAB de CV	1,137,815
141,249	Grupo Televisa SAB, Series CPO(a)	1,026,754
372,283	Wal-Mart de Mexico SAB de CV	878,304

		11,477,040

	Morocco—0.7%
45,862	Attijariwafa Bank	1,700,718

	Philippines—6.2%
1,170,379	Aboitiz Power Corp.	1,128,852
70,230	Ayala Corp.	1,230,168
544,688	Bank of the Philippine Islands	1,239,095
465,859	BDO Unibank, Inc.	1,140,324

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Philippines (continued)
2,792,671	DMCI Holdings, Inc.	$940,716
5,408,329	Energy Development Corp.	983,774
36,327	GT Capital Holdings, Inc.	1,024,629
512,300	International Container Terminal Services, Inc.	1,265,506
186,121	Jollibee Foods Corp.	831,756
533,622	Metropolitan Bank & Trust Co.	1,114,459
16,657	Philippine Long Distance Telephone Co.	1,036,153
57,791	SM Investments Corp.	1,168,668
2,071,049	SM Prime Holdings, Inc.	867,859
206,990	Universal Robina Corp.	1,012,406

		14,984,365

	Poland—2.3%
18,777	Bank Pekao SA	975,503
158,461	Energa SA	1,098,088
117,114	Powszechna Kasa Oszczednosci Bank Polski SA	1,171,432
9,054	Powszechny Zaklad Ubezpieczen SA	1,178,944
792,854	Tauron Polska Energia SA	1,058,867

		5,482,834

	Qatar—0.4%
55,425	Commercial Bank of Qatar QSC (The)	858,771

	Russia—0.4%
335,313	Polyus Gold International Ltd.	967,461

	South Africa—9.9%
71,568	Barclays Africa Group Ltd.	1,140,788
131,792	Barloworld Ltd.	1,048,282
39,153	Bidvest Group Ltd. (The)	1,056,686
96,805	Discovery Ltd.	1,069,408
223,761	FirstRand Ltd.	1,063,581
515,068	Growthpoint Properties Ltd. REIT	1,202,356
119,409	Investec Ltd.	1,129,458
105,817	Liberty Holdings Ltd.	1,467,400
246,808	Life Healthcare Group Holdings Ltd.	842,431
391,062	MMI Holdings Ltd.	1,107,167
51,339	MTN Group Ltd.	1,026,252
46,682	Nedbank Group Ltd.	1,002,581
270,575	Netcare Ltd.	943,018
1,268,386	Redefine Properties Ltd. REIT	1,279,403
45,660	Remgro Ltd.	1,010,877
306,166	RMI Holdings	1,198,939
142,887	Sanlam Ltd.	919,862
63,899	Spar Group Ltd. (The)	1,020,789
78,728	Standard Bank Group Ltd.	1,149,694
177,064	Steinhoff International Holdings Ltd.	1,119,298
445,125	Tsogo Sun Holdings Ltd.	1,031,265
94,216	Vodacom Group Ltd.	1,168,544

		23,998,079

	South Korea—4.7%
30,451	GS Holdings Corp.	1,425,970
37,858	Hana Financial Group, Inc.	1,119,495
45,801	Hankook Tire Worldwide Co. Ltd.	907,902
152,721	Hanwha Life Insurance Co. Ltd.	1,129,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
55,306	Hyundai Marine & Fire Insurance Co. Ltd.	$1,475,515
27,658	KB Financial Group, Inc.	1,056,525
37,858	KT Corp.(a)	1,124,792
12,936	Kumho Petro Chemical Co. Ltd.	1,040,190
17,603	LG Electronics, Inc.	991,811
20,145	LS Corp.	1,016,646

		11,288,583

	Taiwan—27.5%
1,240,582	Asia Cement Corp.	1,571,690
1,988,000	Asia Pacific Telecom Co. Ltd.	856,841
726,023	Cathay Financial Holding Co. Ltd.	1,273,017
524,000	Chailease Holding Co. Ltd.	1,438,921
2,559,830	Chang Hwa Commercial Bank	1,567,192
511,738	Cheng Shin Rubber Industry Co. Ltd.	1,226,460
2,033,000	China Airlines Ltd.(a)	1,082,019
3,820,000	China Development Financial Holding Corp.	1,596,552
1,469,350	China Life Insurance Co. Ltd.	1,559,259
262,000	China Steel Chemical Corp.	1,274,669
2,302,230	China Steel Corp.	1,935,689
918,000	Chunghwa Telecom Co. Ltd.	2,967,479
1,961,950	CTBC Financial Holding Co. Ltd.	1,531,072
2,439,577	E.Sun Financial Holding Co. Ltd.	1,672,798
1,379,157	Far Eastern New Century Corp.	1,517,586
454,000	Far EasTone Telecommunications Co. Ltd.	1,083,635
3,024,775	First Financial Holding Co. Ltd.	1,906,163
554,090	Formosa Chemicals & Fibre Corp.	1,414,806
623,000	Formosa Petrochemical Corp.	1,607,033
535,400	Formosa Plastics Corp.	1,379,320
415,050	Foxconn Technology Co. Ltd.	1,185,818
562,000	Fubon Financial Holding Co. Ltd.	1,212,963
485,500	Highwealth Construction Corp.	1,271,374
396,360	Hon Hai Precision Industry Co. Ltd.	1,190,659
2,787,000	Hua Nan Financial Holdings Co. Ltd.	1,715,371
584,000	Kenda Rubber Industrial Co. Ltd.	1,144,126
795,000	Lite-On Technology Corp.	1,007,183
157,000	Makalot Industrial Co. Ltd.	1,230,327
1,920,000	Mega Financial Holding Co. Ltd.	1,711,487
505,000	Nan Ya Plastics Corp.	1,244,939
118,000	President Chain Store Corp.	874,616
733,000	Ruentex Development Co. Ltd.	1,304,398
480,000	Ruentex Industries Ltd.	1,180,174
6,010,445	Shin Kong Financial Holding Co. Ltd.	1,952,718
3,895,201	SinoPac Financial Holdings Co. Ltd.	1,767,887
720,000	Synnex Technology International Corp.	1,022,660
3,306,978	Taishin Financial Holding Co. Ltd.	1,517,111
832,000	Taiwan Cement Corp.	1,184,458
4,602,345	Taiwan Cooperative Financial Holding Co. Ltd.	2,487,064
888,000	Taiwan Fertilizer Co. Ltd.	1,635,316
372,000	Taiwan Mobile Co. Ltd.	1,311,827
212,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,017,567
725,000	Tong Yang Industry Co. Ltd.	861,686
475,000	Tripod Technology Corp.	930,582
587,080	Uni-President Enterprises Corp.	964,217
886,000	WPG Holdings Ltd.	1,110,899

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
1,764,000	Yang Ming Marine Transport Corp.(a)	$924,450
2,503,425	Yuanta Financial Holding Co. Ltd.	1,459,091

		66,883,169

	Thailand—6.5%
138,284	Advanced Info. Service PCL NVDR	1,006,770
227,851	Bangkok Bank PCL NVDR	1,278,703
1,497,232	Bangkok Dusit Medical Services PCL NVDR	917,460
4,049,494	BTS Group Holdings PCL NVDR	1,136,291
723,691	Central Pattana PCL NVDR	922,039
928,124	CP All PCL NVDR	1,182,503
4,398,820	Home Product Center PCL NVDR	960,761
546,876	Intouch Holdings PCL NVDR	1,277,399
143,823	Kasikornbank PCL NVDR	916,209
1,460,311	Krung Thai Bank PCL NVDR	885,977
568,921	PTT Global Chemical PCL NVDR	1,108,848
70,919	Siam Cement PCL (The) NVDR	1,157,422
211,054	Siam Commercial Bank PCL (The) NVDR	1,017,976
627,727	Thai Oil PCL NVDR	1,113,970
1,567,353	Thai Union Frozen Products PCL NVDR	969,938

		15,852,266

	Turkey—2.0%
205,875	Aselsan Elektronik Sanayi Ve Ticaret AS	1,073,568
52,920	BIM Birlesik Magazalar AS	979,212
230,763	KOC Holding AS	1,091,211
343,654	Turk Telekomunikasyon AS	949,331
188,422	Turkcell Iletisim Hizmetleri AS	838,167

		4,931,489

	Total Investments (Cost $233,095,506)—99.9%	242,688,349
	Other assets less liabilities—0.1%	310,318

	Net Assets—100.0%	$242,998,667

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P International Developed High Beta Portfolio (IDHB)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	27.3
Energy	21.0
Materials	13.8
Industrials	13.2
Consumer Discretionary	10.5
Utilities	3.6
Consumer Staples	3.0
Telecommunication Services	3.0
Information Technology	2.7
Health Care	1.7
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—0.9%
2,214	BHP Billiton PLC	$53,111
1,143	REA Group Ltd.	42,580

		95,691

	Austria—3.4%
903	ams AG	49,396
2,148	Erste Group Bank AG	61,088
16,710	IMMOFINANZ AG(a)	50,144
1,848	OMV AG	61,606
5,494	Raiffeisen Bank International AG	92,283
1,342	voestalpine AG	56,271

		370,788

	Belgium—1.0%
925	KBC Groep NV(a)	61,030
308	Solvay SA	45,419

		106,449

	Canada—9.5%
28,875	Athabasca Oil Corp.(a)	52,684
3,146	Baytex Energy Corp.	61,219
7,718	Canadian Oil Sands Ltd.	83,536
3,565	Encana Corp.	50,418
4,682	Enerplus Corp.	58,986
4,417	First Quantum Minerals Ltd.	67,390
770	Linamar Corp.	45,555
12,184	Lundin Mining Corp.(a)	60,354
3,912	MEG Energy Corp.(a)	75,156
779	Methanex Corp.	46,698
1,932	Paramount Resources Ltd., Class A(a)	56,927
16,189	Pengrowth Energy Corp.	54,130

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Canada (continued)
39,911	Penn West Petroleum Ltd.	$98,851
8,790	Precision Drilling Corp.	63,716
3,617	Teck Resources Ltd., Class B	54,617
8,227	Trilogy Energy Corp.	62,556
3,756	Whitecap Resources, Inc.	46,359

		1,039,152

	China—0.9%
60,728	Alibaba Health Information Technology Ltd.(a)	94,016

	Colombia—1.2%
37,762	Pacific Rubiales Energy Corp.	127,198

	Denmark—1.4%
23	A.P. Moeller—Maersk A/S, Class B	45,620
1,602	Danske Bank A/S	45,462
1,415	Vestas Wind Systems A/S	64,398

		155,480

	Finland—3.8%
1,375	Cargotec Oyj, Class B	55,606
1,647	Metso Oyj	46,932
5,955	Nokia Oyj	40,338
2,089	Nokian Renkaat Oyj	68,142
9,395	Outokumpu Oyj(a)	56,954
5,317	Stora Enso Oyj, Class R	56,184
2,671	UPM-Kymmene Oyj	48,516
1,004	Wartsila Oyj Abp	46,126

		418,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P International Developed High Beta Portfolio (IDHB) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France—11.1%
788	Accor SA	$43,258
321	Air Liquide SA	42,013
1,947	AXA SA	49,339
987	BNP Paribas SA	62,422
562	Cap Gemini SA	50,065
1,372	Carrefour SA(a)	47,336
476	Casino Guichard Perrachon SA	42,137
1,459	Cie de Saint-Gobain	66,540
471	Cie Generale des Etablissements Michelin	52,604
2,723	CNP Assurances	48,927
3,975	Credit Agricole SA	61,936
2,228	GDF Suez	45,450
732	Lafarge SA	53,586
767	Legrand SA	44,383
7,807	Natixis SA	64,614
3,066	Orange SA	50,641
665	Renault SA	70,120
700	Schneider Electric SE	52,428
1,359	Societe Generale SA	68,078
2,556	Suez Environnement Co.	52,127
680	Technip SA	46,381
1,059	Total SA	57,535
780	Vinci SA	47,914

		1,219,834

	Germany—8.7%
568	Adidas AG	46,730
543	BASF SE	54,445
326	Bayer AG	47,452
377	Bayerische Motoren Werke AG	44,822
4,689	Commerzbank AG(a)	63,813
246	Continental AG(a)	58,067
513	Daimler AG	49,626
1,582	Deutsche Bank AG	50,921
1,544	Deutsche Post AG	51,134
2,628	Deutsche Telekom AG	48,516
3,034	E.ON Se	47,460
702	HeidelbergCement AG	54,159
3,902	Infineon Technologies AG	46,260
1,510	Metro AG	54,746
488	Porsche Automobil Holding SE (Preference Shares)	46,644
1,716	RWE AG	42,861
439	Siemens AG	47,967
1,914	ThyssenKrupp AG	51,173
180	Volkswagen AG (Preference Shares)	46,683

		953,479

	Hong Kong—0.4%
2,012	Melco Crown Entertainment Ltd. ADR	41,085

	India—0.8%
8,615	Vedanta Resources PLC	83,208

	Ireland—1.9%
156,325	Bank of Ireland(a)	60,434
2,093	CRH PLC	58,902
512	Shire PLC	41,977
1,717	Smurfit Kappa Group PLC	52,630

		213,943

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Italy—11.8%
1,989	Assicurazioni Generali SpA	$38,959
1,972	Atlantia SpA	55,552
105,472	Banca Monte dei Paschi di Siena SpA(a)	65,357
5,196	Banco Popolare SC(a)	82,736
23,559	Enel Green Power SpA	45,908
13,615	Enel SpA	64,626
3,297	Eni SpA	63,471
1,183	EXOR SpA	54,761
4,163	Finmeccanica SpA(a)	53,413
21,255	Intesa Sanpaolo SpA	71,833
12,014	Mediaset SpA(a)	62,115
6,919	Mediobanca SpA	67,607
7,830	Mediolanum SpA	66,024
2,977	Pirelli & C. SpA	51,539
2,666	Prysmian SpA	54,669
4,343	Saipem SpA(a)	57,717
1,484	Salvatore Ferragamo SpA	46,295
9,141	Snam SpA	47,691
37,509	Telecom Italia SpA(a)	44,510
9,297	UBI Banca-Unione di Banche Italiane ScpA	74,279
10,415	UniCredit SpA	75,275
17,400	UnipolSai SpA	48,861

		1,293,198

	Japan—2.2%
3,815	Hulic Co. Ltd.	41,092
1,695	Japan Exchange Group, Inc.	49,432
3,301	NSK Ltd.	52,024
3,875	SBI Holdings, Inc.	51,842
3,298	Toyo Seikan Group Holdings Ltd.	52,417

		246,807

	Luxembourg—1.0%
5,532	ArcelorMittal SA	58,995
3,300	Tenaris SA	50,808

		109,803

	Netherlands—2.6%
5,344	Aegon NV	42,307
4,115	ING Groep NV CVA(a)	63,610
1,428	Koninklijke Philips NV	41,052
1,435	Oci NV(a)	42,780
855	Randstad Holding NV	51,065
1,378	Royal Dutch Shell PLC, Class A	43,613

		284,427

	Norway—6.3%
13,492	Det Norske Oljeselskap ASA(a)	98,386
2,786	DNB ASA	49,542
51,295	DNO ASA(a)	96,321
6,587	Fred Olsen Energy ASA	59,004
8,421	Norsk Hydro ASA	39,772
7,855	Opera Software ASA	76,512
9,510	Petroleum Geo-Services ASA	62,950
802	Schibsted ASA	49,947
5,077	Seadrill Ltd.	64,309
12,162	Storebrand ASA(a)	43,028
2,094	TGS Nopec Geophysical Co. ASA	53,187

		692,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P International Developed High Beta Portfolio (IDHB) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Portugal—2.8%
832,740	Banco Comercial Portugues SA(a)	$83,142
12,893	EDP-Energias de Portugal SA	51,605
5,071	Galp Energia SGPS SA	69,267
6,524	NOS SGPS SA	47,518
38,060	Sonae SGPS SA	52,969

		304,501

	Spain—5.9%
1,509	ACS Actividades de Construccion y Servicios SA	53,306
5,344	Banco Bilbao Vizcaya Argentaria SA	53,894
13,482	Banco Popular Espanol SA	70,521
7,601	Banco Santander SA	57,543
34,932	Bankia SA(a)	48,811
11,455	CaixaBank SA	57,582
2,071	Ferrovial SA	47,109
1,241	Grifols SA	52,905
1,564	Inditex SA	50,254
14,506	Mapfre SA	53,998
2,632	Repsol SA	54,311
2,865	Telefonica SA	43,790

		644,024

	Sweden—4.3%
1,341	Atlas Copco AB, Class A	41,834
1,788	Getinge AB, Class B	43,510
1,543	Investment AB Kinnevik, Class B	53,217
1,146	Investor AB, Class B	46,689
3,433	Lundin Petroleum AB(a)	55,501
3,241	Nordea Bank AB	41,219
1,843	Skanska AB, Class B	41,052
10,073	SSAB AB, Class A(a)	60,918
2,241	Trelleborg AB, Class B	43,852
3,536	Volvo AB, Class B	48,613

		476,405

	Switzerland—2.1%
1,692	Credit Suisse Group AG	44,788
11,510	Glencore PLC	54,877
572	Holcim Ltd.	46,156
4,873	STMicroelectronics NV	38,933
2,316	UBS Group AG	46,621

		231,375

	United Kingdom—15.2%
7,444	Aberdeen Asset Management PLC	54,349
1,703	Aggreko PLC	43,208
3,974	Amec Foster Wheeler PLC	56,063
3,415	Anglo American PLC	57,990
4,573	Antofagasta PLC	54,920
3,347	Ashtead Group PLC	57,916
5,679	Aviva PLC	45,992
13,791	Barclays PLC	54,107
3,657	BG Group PLC	66,455
6,893	BP PLC	49,797
5,529	CNH Industrial NV	48,728
3,474	Fiat Chrysler Automobiles NV(a)	51,969
9,046	GKN PLC	48,836
3,437	Hargreaves Lansdown PLC	64,966
2,072	IMI PLC	39,866
6,313	International Consolidated Airlines Group SA(a)	52,873
10,748	ITV PLC	41,887

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
10,773	J Sainsbury PLC	$45,047
1,176	London Stock Exchange Group PLC	46,066
15,615	Old Mutual PLC	56,367
4,043	Petrofac Ltd.	54,302
981	Rio Tinto PLC	43,493
8,886	Royal Bank of Scotland Group PLC(a)	46,224
6,526	RSA Insurance Group PLC	42,883
1,135	Schroders PLC	56,635
5,298	Standard Life PLC	38,095
4,747	Subsea 7 SA	52,695
13,462	Tesco PLC	45,720
11,446	Tullow Oil PLC	72,804
12,302	Vodafone Group PLC	43,586
1,842	Weir Group PLC (The)	53,217
13,962	William Morrison Supermarkets PLC	40,080
1,810	WPP PLC	42,446

		1,669,582

	United States—0.6%
1,198	InterOil Corp.(a)	61,937

	Rights—0.0%
	Italy—0.0%
14,899	UnipolSai SpA, Class A, expiring 05/15/15(a)	0
14,899	UnipolSai SpA, Class B, expiring 05/15/15(a)	0

	Total Rights (Cost $0)	0

	Total Investments (Cost $10,304,087)—99.8%	10,934,138
	Other assets less liabilities—0.2%	23,104

	Net Assets—100.0%	$10,957,242

Investment Abbreviations:

ADR—American Depositary Receipt

CVA—Dutch Certificates

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	45.3
Industrials	13.7
Consumer Staples	10.8
Utilities	9.9
Consumer Discretionary	9.0
Telecommunication Services	4.6
Health Care	2.2
Materials	2.1
Information Technology	1.8
Energy	0.4
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—13.2%
143,610	AGL Energy Ltd.	$1,720,607
123,696	Amcor Ltd.	1,320,057
235,924	APA Group	1,786,416
284,129	Asciano Ltd.	1,481,345
65,594	ASX Ltd.	2,180,726
380,177	Aurizon Holdings Ltd.	1,454,343
1,329,249	AusNet Services	1,546,456
68,695	Australia & New Zealand Banking Group Ltd.	1,841,686
165,520	Bendigo & Adelaide Bank Ltd.	1,578,397
185,041	Brambles Ltd.	1,580,650
29,293	Commonwealth Bank of Australia	2,053,328
20,551	CSL Ltd.	1,474,749
291,916	Goodman Group REIT	1,439,055
465,964	GPT Group (The) REIT	1,642,855
309,935	Insurance Australia Group Ltd.	1,420,320
113,839	Lend Lease Group	1,441,138
24,177	Macquarie Group Ltd.	1,486,857
941,296	Mirvac Group REIT	1,492,319
64,837	National Australia Bank Ltd.	1,880,424
98,622	Sonic Healthcare Ltd.	1,545,649
489,100	Stockland REIT	1,712,853
162,247	Suncorp Group Ltd.	1,678,357
398,485	Sydney Airport	1,694,104
428,204	Telstra Corp. Ltd.	2,104,157
262,713	Transurban Group	2,055,571
49,942	Wesfarmers Ltd.	1,721,813
60,211	Westpac Banking Corp.	1,731,537

		45,065,769

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Belgium—1.9%
12,855	Ackermans & van Haaren NV	$1,570,109
32,729	Colruyt SA	1,547,296
19,637	Groupe Bruxelles Lambert SA(a)	1,723,812
32,636	Umicore SA	1,622,440

		6,463,657

	Canada—20.3%
42,977	ATCO Ltd., Class I	1,622,570
35,081	Bank of Montreal(b)	2,282,835
41,989	Bank of Nova Scotia (The)	2,306,318
50,146	BCE, Inc.	2,202,077
30,957	Brookfield Asset Management, Inc., Class A	1,660,496
133,891	CAE, Inc.	1,654,777
26,108	Canadian Imperial Bank of Commerce	2,088,209
20,966	Canadian National Railway Co.	1,348,402
13,420	Canadian Tire Corp. Ltd., Class A	1,415,845
55,392	Canadian Utilities Ltd., Class A	1,792,666
58,802	CI Financial Corp.	1,721,460
30,996	Dollarama, Inc.	1,772,882
99,423	Dream Office Real Estate Investment Trust REIT(b)	2,272,057
64,930	Emera, Inc.(b)	2,179,611
21,228	Empire Co. Ltd., Class A	1,527,715
154,750	First Capital Realty, Inc. REIT	2,555,211
71,858	Fortis, Inc.	2,329,712
22,693	George Weston Ltd.	1,867,149
74,265	Great-West Lifeco, Inc.	2,269,183
107,246	H&R REIT(b)	2,049,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
42,169	IGM Financial, Inc.(b)	$1,588,583
24,139	Intact Financial Corp.	1,852,002
32,524	Loblaw Cos. Ltd.	1,646,809
81,592	Manulife Financial Corp.	1,479,265
52,398	Metro, Inc.	1,508,889
43,820	National Bank of Canada	1,763,653
26,257	Onex Corp.	1,574,878
68,790	Power Corp. of Canada	1,882,674
62,468	Power Financial Corp.	1,924,711
93,944	RioCan REIT	2,315,928
50,727	Rogers Communications, Inc., Class B	1,805,023
35,600	Royal Bank of Canada	2,354,523
49,908	Saputo, Inc.	1,473,033
82,438	Shaw Communications, Inc., Class B(b)	1,877,102
45,307	Sun Life Financial, Inc.	1,444,213
49,099	TELUS Corp.	1,691,559
44,088	Toronto-Dominion Bank (The)	2,027,411

		69,129,169

	Denmark—0.8%
43,474	DSV A/S	1,509,840
12,114	Tryg A/S	1,314,169

		2,824,009

	Finland—0.5%
32,607	Sampo Oyj, Class A	1,584,278

	France—4.2%
12,727	Aeroports de Paris	1,566,597
10,998	Air Liquide SA	1,439,421
7,189	Christian Dior SE	1,409,736
21,765	Danone SA	1,573,319
20,965	Dassault Systemes	1,616,272
8,598	L’Oreal SA(a)(b)	1,642,198
12,596	Pernod Ricard SA	1,566,704
18,338	Sodexo SA	1,855,953
68,973	Vivendi SA	1,732,404

		14,402,604

	Germany—3.3%
8,995	Allianz SE(b)	1,538,108
17,216	Beiersdorf AG	1,503,957
12,303	Henkel AG & Co. KGaA (Preference Shares)	1,436,514
7,459	Linde AG	1,461,010
35,021	MAN SE	3,799,093
7,403	Muenchener Rueckversicherungs-Gesellschaft AG	1,450,871

		11,189,553

	Hong Kong—8.5%
475,978	Bank of East Asia Ltd. (The)	2,069,429
435,467	BOC Hong Kong (Holdings) Ltd.	1,693,856
201,362	Cheung Kong Infrastructure Holdings Ltd.	1,709,375
251,769	CLP Holdings Ltd.	2,207,118
314,223	Hang Lung Group Ltd.	1,666,148
122,245	Hang Seng Bank Ltd.	2,386,184
3,555,395	HK Electric Investments & HK Electric Investments Ltd.(c)	2,421,897

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
756,231	Hong Kong & China Gas Co. Ltd.	$1,804,929
177,003	Hongkong Land Holdings Ltd.	1,433,724
432,450	Kerry Properties Ltd.	1,768,598
236,129	Link (The) REIT	1,466,829
391,948	MTR Corp. Ltd.	1,931,638
157,512	Power Assets Holdings Ltd.	1,594,191
101,961	Sun Hung Kai Properties Ltd.	1,698,221
136,983	Swire Pacific Ltd., Class A	1,853,856
418,160	Swire Properties Ltd.	1,440,415

		29,146,408

	Israel—2.9%
347,509	Bank Hapoalim BM	1,740,333
497,882	Bank Leumi Le-Israel(a)	1,936,737
18,072	Check Point Software Technologies Ltd.(a)	1,508,651
198,435	Israel Chemicals Ltd.	1,389,220
1,058,246	Israel Discount Bank Ltd., Class A(a)	1,860,243
140,891	Mizrahi Tefahot Bank Ltd.(a)	1,576,719

		10,011,903

	Japan—8.5%
665	Advance Residence Investment Corp. REIT	1,565,948
428,728	Aozora Bank Ltd.	1,604,998
46,025	Canon, Inc.	1,647,239
326	Frontier Real Estate Investment Corp. REIT	1,593,633
218,367	Hankyu Hanshin Holdings, Inc.	1,321,114
132,451	Kagome Co. Ltd.(b)	2,073,040
367,458	Kintetsu Group Holdings Co. Ltd.	1,305,003
83,578	McDonald’s Holdings Co. Japan Ltd.(b)	1,812,358
936,384	Mizuho Financial Group, Inc.	1,789,513
683	Nippon Prologis REIT, Inc. REIT	1,478,207
288	Nomura Real Estate Office Fund, Inc. REIT	1,321,233
1,024	Orix JREIT, Inc. REIT	1,514,565
344,061	Osaka Gas Co. Ltd.	1,463,991
28,244	Takeda Pharmaceutical Co. Ltd.	1,453,149
289,856	Tobu Railway Co., Ltd.	1,383,035
227,952	Tokyo Gas Co. Ltd.	1,319,101
149,027	TonenGeneral Sekiyu K.K.	1,430,868
975	United Urban Investment Corp. REIT	1,550,451
24,607	West Japan Railway Co.	1,365,548

		28,992,994

	Luxembourg—0.5%
43,762	SES SA FDR, Class A	1,532,422

	Netherlands—1.3%
21,187	Heineken Holding NV	1,477,646
74,767	Koninklijke Ahold NV	1,449,397
47,259	Wolters Kluwer NV	1,531,489

		4,458,532

	New Zealand—1.4%
464,974	Auckland International Airport Ltd.	1,631,977
289,642	Fisher & Paykel Healthcare Corp. Ltd.	1,433,373
339,525	Sky Network Television Ltd.	1,625,949

		4,691,299

	Singapore—13.5%
866,008	Ascendas REIT	1,614,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
1,240,539	CapitaCommercial Trust REIT	$1,587,493
559,911	CapitaLand Ltd.	1,559,829
1,287,174	CapitaMall Trust REIT	2,128,203
198,284	City Developments Ltd.	1,597,290
147,043	DBS Group Holdings Ltd.	2,341,276
781,274	Global Logistic Properties Ltd.	1,622,063
2,177,491	Hutchison Port Holdings Trust	1,469,806
2,378,639	Keppel REIT	2,208,845
262,496	Keppel Corp. Ltd.	1,728,108
278,239	Oversea-Chinese Banking Corp. Ltd.	2,243,473
811,560	SATS Ltd.	1,954,533
462,081	SembCorp Industries Ltd.	1,576,842
208,060	Singapore Airlines Ltd.	1,916,373
340,898	Singapore Exchange Ltd.	2,192,783
1,019,943	Singapore Post Ltd.	1,470,757
846,017	Singapore Press Holdings Ltd.	2,676,238
799,430	Singapore Technologies Engineering Ltd.	2,184,845
638,549	Singapore Telecommunications Ltd.	2,135,648
813,056	StarHub Ltd.	2,596,525
1,522,764	Suntec REIT	2,034,874
94,768	United Overseas Bank Ltd.	1,752,194
257,433	UOL Group Ltd.	1,550,953
796,017	Wilmar International Ltd.	1,959,168

		46,103,037

	Spain—0.5%
257,088	Iberdrola SA	1,721,854

	Sweden—2.5%
36,729	Hennes & Mauritz AB, Class B(b)	1,461,621
80,880	Industrivarden AB, Class C	1,683,396
31,421	L E Lundbergforetagen AB, Class B	1,476,161
29,690	Svenska Handelsbanken AB, Class A	1,370,305
55,152	Swedbank AB, Class A	1,283,964
228,654	TeliaSonera AB	1,423,893

		8,699,340

	Switzerland—2.8%
9,718	Kuehne + Nagel International AG	1,458,374
21,573	Nestle SA	1,678,591
8,265	Schindler Holding AG	1,404,406
19,745	Swiss Re AG	1,751,318
2,764	Swisscom AG	1,643,236
4,791	Zurich Insurance Group AG	1,480,919

		9,416,844

	United Kingdom—12.7%
181,019	BAE Systems PLC	1,413,159
28,577	British American Tobacco PLC	1,577,672
124,131	British Land Co. PLC (The) REIT	1,588,063
58,741	Bunzl PLC	1,660,069
102,449	Compass Group PLC	1,821,563
53,988	Diageo PLC	1,502,930
287,919	Direct Line Insurance Group PLC	1,411,888
62,206	GlaxoSmithKline PLC	1,447,787
146,056	Hammerson PLC REIT	1,501,581
186,325	HSBC Holdings PLC	1,855,737
29,542	Imperial Tobacco Group PLC	1,449,125

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
278,520	Intu Properties PLC REIT	$1,468,093
82,301	Land Securities Group PLC REIT	1,579,686
316,864	Legal & General Group PLC	1,266,046
136,852	National Grid PLC	1,848,601
12,565	Next PLC	1,419,231
56,041	Prudential PLC	1,402,911
17,821	Reckitt Benckiser Group PLC	1,595,533
63,907	Reed Elsevier NV(b)	1,542,142
94,962	Reed Elsevier PLC	1,578,993
195,995	Sage Group PLC (The)	1,463,809
51,775	Severn Trent PLC	1,690,761
96,956	Sky PLC	1,604,699
67,067	SSE PLC	1,594,419
34,457	Unilever NV CVA	1,508,330
38,501	Unilever PLC	1,695,709
105,481	United Utilities Group PLC	1,573,971
22,457	Wolseley PLC	1,336,258

		43,398,766

	United States—0.5%
45,723	Thomson Reuters Corp.	1,871,198

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $329,576,496)—99.8%	340,703,636

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.6%
12,377,194	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $12,377,194)	12,377,194

	Total Investments (Cost $341,953,690)—103.4%	353,080,830
	Other assets less liabilities—(3.4)%	(11,686,990)

	Net Assets—100.0%	$341,393,840

Investment Abbreviations:

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $2,421,897, which represented 0.71% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2015

(Unaudited)

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$11,629,385	$(11,629,385)	$–

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	52.5
Utilities	13.7
Materials	8.8
Industrials	7.4
Health Care	7.2
Information Technology	6.3
Consumer Discretionary	2.4
Consumer Staples	1.6
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—2.4%
17,376	John Wiley & Sons, Inc., Class A	$988,347
44,891	Service Corp. International	1,242,583

		2,230,930

	Consumer Staples—1.6%
17,753	Church & Dwight Co., Inc.	1,441,011

	Financials—52.5%
15,061	Alexandria Real Estate Equities, Inc. REIT	1,391,335
2,689	Alleghany Corp.(b)	1,273,295
29,642	American Campus Communities, Inc. REIT	1,189,830
24,107	American Financial Group, Inc.	1,523,562
28,757	Arthur J. Gallagher & Co.	1,375,447
17,947	Bank of Hawaii Corp.	1,083,819
62,040	BioMed Realty Trust, Inc. REIT	1,287,330
35,469	Brown & Brown, Inc.	1,133,235
16,768	Camden Property Trust REIT	1,258,942
25,532	Commerce Bancshares, Inc.	1,090,472
38,693	Corporate Office Properties Trust REIT	1,021,108
29,463	Corrections Corp. of America REIT	1,083,944
56,438	Duke Realty Corp. REIT	1,118,037
46,286	Equity One, Inc. REIT	1,140,024
7,095	Everest Re Group Ltd.	1,269,367
18,791	Extra Space Storage, Inc. REIT	1,238,891
9,543	Federal Realty Investment Trust REIT	1,275,613
15,115	Hanover Insurance Group, Inc. (The)	1,036,436
28,541	HCC Insurance Holdings, Inc.	1,625,695
29,484	Highwoods Properties, Inc. REIT	1,268,991
18,618	Home Properties, Inc. REIT	1,369,540
35,055	Hospitality Properties Trust REIT	1,054,454
6,574	Jones Lang LaSalle, Inc.	1,091,678
17,661	Kilroy Realty Corp. REIT	1,253,754
20,518	Lamar Advertising Co., Class A REIT	1,189,223
31,953	Liberty Property Trust REIT	1,113,243

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
16,703	Mid-America Apartment Communities, Inc. REIT	$1,246,211
30,406	National Retail Properties, Inc. REIT	1,167,590
78,238	New York Community Bancorp, Inc.	1,344,911
28,073	OMEGA Healthcare Investors, Inc. REIT	1,013,155
28,565	Potlatch Corp. REIT	1,054,334
18,873	Regency Centers Corp. REIT	1,184,847
13,743	Reinsurance Group of America, Inc.	1,259,134
13,039	RenaissanceRe Holdings Ltd.	1,336,367
52,877	Senior Housing Properties Trust REIT	1,082,392
40,027	Tanger Factory Outlet Centers, Inc. REIT	1,344,107
15,443	Taubman Centers, Inc. REIT	1,112,050
41,039	UDR, Inc. REIT	1,344,848
28,033	W.R. Berkley Corp.	1,373,337
33,401	Weingarten Realty Investors REIT	1,094,217

		48,714,765

	Health Care—7.2%
10,915	Bio-Rad Laboratories, Inc., Class A(b)	1,467,522
24,121	Hill-Rom Holdings, Inc.	1,204,603
14,929	Omnicare, Inc.	1,313,453
13,005	Sirona Dental Systems, Inc.(b)	1,206,214
12,213	Teleflex, Inc.	1,501,710

		6,693,502

	Industrials—7.4%
28,126	Copart, Inc.(b)	1,000,442
14,903	IDEX Corp.	1,117,874
14,127	J.B. Hunt Transport Services, Inc.	1,231,875
16,194	Landstar System, Inc.	1,009,048
52,214	Rollins, Inc.	1,294,907
25,956	Waste Connections, Inc.	1,230,574

		6,884,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares S&P MidCap Low Volatility Portfolio (XMLV) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology—6.3%
12,556	ANSYS, Inc.(b)	$1,077,807
21,522	Broadridge Financial Solutions, Inc.	1,160,466
9,815	DST Systems, Inc.	1,129,510
19,593	Jack Henry & Associates, Inc.	1,303,131
24,281	Synopsys, Inc.(b)	1,138,293

		5,809,207

	Materials—8.8%
19,208	AptarGroup, Inc.	1,192,240
8,688	Ashland, Inc.	1,097,816
27,987	Bemis Co., Inc.	1,259,415
16,111	Scotts Miracle-Gro Co. (The), Class A	1,039,320
24,985	Silgan Holdings, Inc.	1,345,942
25,991	Sonoco Products Co.	1,161,538
12,529	Valspar Corp. (The)	1,016,102

		8,112,373

	Utilities—13.7%
19,398	Alliant Energy Corp.	1,172,997
44,462	Aqua America, Inc.	1,192,471
21,641	Atmos Energy Corp.	1,168,614
43,536	Great Plains Energy, Inc.	1,139,772
17,764	IDACORP, Inc.	1,071,702
34,491	OGE Energy Corp.	1,127,166
51,814	Questar Corp.	1,214,520
36,848	UGI Corp.	1,282,679
25,183	Vectren Corp.	1,087,150
31,990	Westar Energy, Inc.	1,204,424
19,619	WGL Holdings, Inc.	1,079,241

		12,740,736

	Total Investments (Cost $89,589,535)—99.9%	92,627,244
	Other assets less liabilities—0.1%	77,236

	Net Assets—100.0%	$92,704,480

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Financials	54.8
Industrials	13.4
Utilities	10.9
Consumer Discretionary	5.2
Information Technology	5.2
Health Care	4.1
Consumer Staples	3.5
Materials	2.1
Energy	0.7
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—5.2%
5,598	Cracker Barrel Old Country Store, Inc.	$741,623
6,168	DineEquity, Inc.	594,780
17,336	Iconix Brand Group, Inc.(b)	456,110
8,393	Marriott Vacations Worldwide Corp.	689,989
9,871	Pool Corp.	640,529
16,024	Scholastic Corp.	651,215
17,858	Texas Roadhouse, Inc.	600,029

		4,374,275

	Consumer Staples—3.5%
6,635	Casey’s General Stores, Inc.	545,264
40,948	Darling Ingredients, Inc.(b)	559,350
6,134	J & J Snack Foods Corp.	639,960
18,922	Snyders-Lance, Inc.	558,767
7,421	WD-40 Co.	600,804

		2,904,145

	Energy—0.7%
8,551	SEACOR Holdings, Inc.(b)	621,316

	Financials—54.8%
25,578	Acadia Realty Trust REIT	790,360
24,408	Agree Realty Corp. REIT	751,278
20,597	American Assets Trust, Inc. REIT	819,761
29,191	Associated Estates Realty Corp. REIT	831,943
48,362	Astoria Financial Corp.	636,928
71,310	Brookline Bancorp, Inc.	768,009
101,801	Capstead Mortgage Corp. REIT	1,185,982
31,231	Cardinal Financial Corp.	644,295
92,846	Cedar Realty Trust, Inc. REIT	648,994
19,130	Chesapeake Lodging Trust REIT	607,377
13,511	City Holding Co.	621,101
17,919	Community Bank System, Inc.	626,269

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
14,370	CoreSite Realty Corp. REIT	$690,910
68,397	Cousins Properties, Inc. REIT	666,187
45,236	DiamondRock Hospitality Co. REIT	613,400
47,034	Dime Community Bancshares, Inc.	748,781
13,714	EastGroup Properties, Inc. REIT	784,441
21,907	Education Realty Trust, Inc. REIT	736,513
16,832	Encore Capital Group, Inc.(b)	680,686
11,743	EPR Properties REIT	677,219
50,290	F.N.B. Corp.	667,348
33,517	First Financial Bancorp	578,503
34,770	First Midwest Bancorp, Inc.	594,567
66,946	Franklin Street Properties Corp. REIT	790,632
17,285	Geo Group, Inc. (The) REIT	674,115
45,860	Getty Realty Corp. REIT	796,588
40,680	Government Properties Income Trust REIT	847,771
32,586	Healthcare Realty Trust, Inc. REIT	834,202
23,832	Horace Mann Educators Corp.	809,573
16,415	Independent Bank Corp.	684,834
9,253	Infinity Property & Casualty Corp.	686,110
86,335	Inland Real Estate Corp. REIT	888,387
27,302	Kite Realty Group Trust REIT	715,312
69,665	Lexington Realty Trust REIT	645,795
19,178	LTC Properties, Inc. REIT	833,476
53,413	Medical Properties Trust, Inc. REIT	746,714
21,287	Montpelier Re Holdings Ltd. (Bermuda)	811,248
60,078	National Penn Bancshares, Inc.	624,811
9,926	Navigators Group, Inc. (The)(b)	774,724
24,678	NBT Bancorp, Inc.	595,974
62,982	Northwest Bancshares, Inc.	775,308
41,718	Old National Bancorp	569,868
55,364	Oritani Financial Corp.	824,924
43,167	Parkway Properties, Inc. REIT	702,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
24,134	Pennsylvania Real Estate Investment Trust REIT	$545,670
16,257	Post Properties, Inc. REIT	929,413
18,510	ProAssurance Corp.	832,024
34,407	Provident Financial Services, Inc.	619,326
10,431	PS Business Parks, Inc. REIT	796,407
47,103	Retail Opportunity Investments Corp. REIT	790,388
14,251	RLI Corp.	707,705
22,572	Sabra Health Care REIT, Inc. REIT	674,451
11,977	Safety Insurance Group, Inc.	696,463
12,867	Saul Centers, Inc. REIT	647,467
24,207	Selective Insurance Group, Inc.	652,137
9,290	Sovran Self Storage, Inc. REIT	811,389
44,329	Sterling Bancorp	575,390
11,376	Tompkins Financial Corp.	593,258
84,807	TrustCo Bank Corp. NY	565,663
16,167	United Bankshares, Inc.	607,556
16,936	Universal Health Realty Income Trust REIT	841,042
36,079	Urstadt Biddle Properties, Inc., Class A REIT	748,639
15,446	Westamerica Bancorp.	672,673
14,100	Wintrust Financial Corp.	687,234

		45,997,840

	Health Care—4.1%
5,878	Chemed Corp.	677,440
12,908	Greatbatch, Inc.(b)	695,999
11,298	Integra LifeSciences Holdings Corp.(b)	664,096
12,619	Magellan Health, Inc.(b)	798,783
11,719	West Pharmaceutical Services, Inc.	624,388

		3,460,706

	Industrials—13.4%
23,523	ABM Industries, Inc.	753,912
25,291	Actuant Corp., Class A	602,432
31,757	Aerojet Rocketdyne Holdings, Inc.(b)	624,343
16,453	Albany International Corp., Class A	644,958
14,326	Applied Industrial Technologies, Inc.	598,397
14,145	EMCOR Group, Inc.	631,291
10,498	EnPro Industries, Inc.	671,977
19,382	ESCO Technologies, Inc.	711,319
6,891	Exponent, Inc.	610,612
12,139	Forward Air Corp.	611,441
21,333	Healthcare Services Group, Inc.	645,750
19,495	Hillenbrand, Inc.	572,958
18,614	Kaman Corp.	776,390
14,997	Matthews International Corp., Class A	727,804
18,037	Mueller Industries, Inc.	632,016
23,779	Tetra Tech, Inc.	644,649
11,176	Toro Co. (The)	749,239

		11,209,488

	Information Technology—5.2%
27,204	Benchmark Electronics, Inc.(b)	640,110
8,805	CACI International, Inc., Class A(b)	776,953
20,709	CSG Systems International, Inc.	603,046
16,569	Forrester Research, Inc.	576,436
6,022	Littelfuse, Inc.	590,096
17,054	MKS Instruments, Inc.	593,650

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
8,314	MTS Systems Corp.	$586,802

		4,367,093

	Materials—2.1%
11,946	Kaiser Aluminum Corp.	960,100
15,263	Stepan Co.	777,345

		1,737,445

	Utilities—10.9%
15,311	ALLETE, Inc.	770,143
15,174	American States Water Co.	582,530
21,895	Avista Corp.	714,215
19,984	El Paso Electric Co.	743,605
17,965	Laclede Group, Inc. (The)	932,922
20,418	New Jersey Resources Corp.	622,953
17,103	Northwest Natural Gas Co.	798,710
15,024	NorthWestern Corp.	782,600
22,208	Piedmont Natural Gas Co., Inc.	831,468
14,667	South Jersey Industries, Inc.	773,684
14,064	Southwest Gas Corp.	773,520
16,427	UIL Holdings Corp.	819,379

		9,145,729

	Total Investments (Cost $81,417,680)—99.9%	83,818,037
	Other assets less liabilities—0.1%	54,841

	Net Assets—100.0%	$83,872,878

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Assets and Liabilities

April 30, 2015

(Unaudited)

	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® High Dividend Portfolio (SPHD)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)
Assets:
Unaffiliated investments, at value(a)	$25,856,393	$348,530,309	$619,254,653	$5,034,841,381
Affiliated investments, at value	14,280	3,693,628	—	—

Total investments, at value	25,870,673	352,223,937	619,254,653	5,034,841,381
Foreign currencies, at value	—	—	—	—
Cash segregated as collateral	—	—	—	—
Receivables:
Investments sold	—	26,414,989	—	9,194,745
Dividends	10,847	321,140	1,195,689	6,134,209
Foreign tax reclaims	—	—	—	—
Security lending	—	—	—	—
Shares sold	—	12,437,193	—	—

Total Assets	25,881,520	391,397,259	620,450,342	5,050,170,335

Liabilities:
Due to custodian	—	17,855	666,773	3,386,533
Payables:
Shares repurchased	—	26,432,809	—	9,278,626
Collateral upon receipt of securities in-kind	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—
Investments purchased	—	12,434,264	—	—
Accrued unitary management fees	2,002	74,867	154,092	1,066,493
Accrued expenses	—	—	—	—

Total Liabilities	2,002	38,959,795	820,865	13,731,652

Net Assets	$25,879,518	$352,437,464	$619,629,477	$5,036,438,683

Net Assets Consist of:
Shares of beneficial interest	$26,100,946	$342,177,759	$604,297,645	$4,594,777,434
Undistributed net investment income (loss)	9,716	353,067	(712,308)	4,027,430
Undistributed net realized gain (loss)	—	6,223,449	3,086,767	185,242,907
Net unrealized appreciation (depreciation)	(231,144)	3,683,189	12,957,373	252,390,912

Net Assets	$25,879,518	$352,437,464	$619,629,477	$5,036,438,683

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,050,001	10,000,000	18,900,000	135,700,000
Net asset value	$24.65	$35.24	$32.78	$37.11

Market price	$24.65	$35.22	$32.78	$37.11

Unaffiliated investments, at cost	$26,087,537	$345,073,518	$606,297,280	$4,782,450,469

Affiliated investments, at cost	$14,280	$3,467,230	$—	$—

Total investments, at cost	$26,101,817	$348,540,748	$606,297,280	$4,782,450,469

Foreign currencies, at cost	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P International Developed High Beta Portfolio (IDHB)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

$4,582,242	$242,688,349	$10,934,138	$340,703,636	$92,627,244	$83,818,037
—	—	—	12,377,194	—	—

4,582,242	242,688,349	10,934,138	353,080,830	92,627,244	83,818,037
2,434	56,929	5,152	177,420	—	—
—	426,010	81,551	1,497,321	—	—

—	—	1,579	52,062	—	—
12,120	400,255	21,747	1,220,349	99,778	109,542
—	24,943	4,063	183,373	—	—
—	—	—	33,403	—	—
—	394,739	57,364	28,941	—	1,644,566

4,596,796	243,991,225	11,105,594	356,273,699	92,727,022	85,572,145

6,029	110,329	6,454	794,879	3,130	38,640
					—
—	—	—	—	—	—
—	426,010	81,551	1,497,321	—	—
—	—	—	12,377,194	—	—
22	394,739	57,408	142,411	—	1,643,527
1,051	55,648	1,895	67,637	19,412	17,100
—	5,832	1,044	417	—	—

7,102	992,558	148,352	14,879,859	22,542	1,699,267

$4,589,694	$242,998,667	$10,957,242	$341,393,840	$92,704,480	$83,872,878

$4,951,783	$252,507,640	$10,621,418	$335,623,915	$88,536,970	$81,696,083
2,601	386,146	40,317	2,040,677	304,905	349,149
(661,756)	(19,486,243)	(334,555)	(7,400,429)	824,896	(572,711)
297,066	9,591,124	630,062	11,129,677	3,037,709	2,400,357

$4,589,694	$242,998,667	$10,957,242	$341,393,840	$92,704,480	$83,872,878

200,000	9,050,000	350,000	10,550,000	2,800,000	2,550,000
$22.95	$26.85	$31.31	$32.36	$33.11	$32.89

$22.88	$26.87	$32.11	$32.32	$33.11	$32.91

$4,285,057	$233,095,506	$10,304,087	$329,576,496	$89,589,535	$81,417,680

$—	$—	$—	$12,377,194	$—	$—

$4,285,057	$233,095,506	$10,304,087	$341,953,690	$89,589,535	$81,417,680

$2,359	$56,379	$5,114	$177,025	$—	$—

$—	$—	$—	$11,629,385	$—	$—

29

Statements of Operations

For the six months ended April 30, 2015

(Unaudited)

	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)(a)	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® High Dividend Portfolio (SPHD)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)
Investment Income:
Unaffiliated dividend income	$11,718	$1,613,316	$6,746,800	$74,246,137
Affiliated dividend income	—	30,854	25	155
Security lending income	—	—	—	—
Foreign withholding tax	—	(4,534)	—	—

Total Income	11,718	1,639,636	6,746,825	74,246,292

Expenses:
Unitary management fees	2,002	338,350	578,575	6,467,999
Tax expenses	—	—	—	—
Professional fees	—	—	—	—

Total Expenses	2,002	338,350	578,575	6,467,999

Less: Waivers	—	(66)	(165)	(1,346)

Net Expenses	2,002	338,284	578,410	6,466,653

Net Investment Income	9,716	1,301,352	6,168,415	67,779,639

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	—	(4,110,382)	(6,045,755)	(27,415,005)
In-kind redemptions	—	21,200,499	13,589,247	295,920,327
Foreign currencies	—	—	—	—

Net realized gain (loss)	—	17,090,117	7,543,492	268,505,322

Change in net unrealized appreciation (depreciation) on:
Investment securities	(231,144)	(6,466,681)	(4,155,683)	(215,280,184)
Foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation)	(231,144)	(6,466,681)	(4,155,683)	(215,280,184)

Net realized and unrealized gain (loss)	(231,144)	10,623,436	3,387,809	53,225,138

Net increase (decrease) in net assets resulting from operations	$(221,428)	$11,924,788	$9,556,224	$121,004,777

(a)	For the period April 6, 2015 (commencement of investment operations) through April 30, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P International Developed High Beta Portfolio (IDHB)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

$63,849	$2,785,640	$77,263	$5,975,268	$997,198	$1,061,991
—	17	—	20	—	—
—	—	—	99,243	—	—
(4,169)	(269,848)	(10,306)	(498,951)	—	—

59,680	2,515,809	66,957	5,575,580	997,198	1,061,991

11,488	496,626	12,197	508,254	89,690	85,290
—	10,103	—	—	—	—
—	—	811	324	—	—

11,488	506,729	13,008	508,578	89,690	85,290

(4,100)	(175,744)	(3,489)	(145,406)	(16)	(28)

7,388	330,985	9,519	363,172	89,674	85,262

52,292	2,184,824	57,438	5,212,408	907,524	976,729

(406,162)	(12,519,867)	(172,400)	(5,009,602)	(222,575)	(539,572)
61,963	122,439	154,011	450,260	2,029,368	1,207,175
(4,669)	(379,339)	(3,084)	(72,918)	—	—

(348,868)	(12,776,767)	(21,473)	(4,632,260)	1,806,793	667,603

590,454	8,621,412	965,570	9,772,784	(243,664)	(1,400,161)
53	4,293	331	18,976	—	—

590,507	8,625,705	965,901	9,791,760	(243,664)	(1,400,161)

241,639	(4,151,062)	944,428	5,159,500	1,563,129	(732,558)

$293,931	$(1,966,238)	$1,001,866	$10,371,908	$2,470,653	$244,171

31

Statements of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)	PowerShares S&P 500® High Beta Portfolio (SPHB)
	April 30, 2015(a)	April 30, 2015	October 31, 2014
Operations:
Net investment income	$9,716	$1,301,352	$3,298,157
Net realized gain (loss)	—	17,090,117	107,405,881
Net change in unrealized appreciation (depreciation)	(231,144)	(6,466,681)	(46,311,499)

Net increase (decrease) in net assets resulting from operations.	(221,428)	11,924,788	64,392,539

Distributions to Shareholders from:
Net investment income	—	(1,328,142)	(3,365,476)
Net realized gains	—	—	—

Total distributions to shareholders	—	(1,328,142)	(3,365,476)

Shareholder Transactions:
Proceeds from shares sold	26,100,946	275,574,729	439,545,025
Value of shares repurchased	—	(166,900,574)	(797,614,005)

Net increase (decrease) in net assets resulting from shares transactions	26,100,946	108,674,155	(358,068,980)

Increase (Decrease) in Net Assets	25,879,518	119,270,801	(297,041,917)

Net Assets:
Beginning of period	—	233,166,663	530,208,580

End of period	$25,879,518	$352,437,464	$233,166,663

Undistributed net investment income (loss) at end of period	$9,716	$353,067	$379,857

Changes in Shares Outstanding:
Shares sold	1,050,001	7,950,000	14,050,000
Shares repurchased	—	(4,800,000)	(25,800,100)
Shares outstanding, beginning of period	—	6,850,000	18,600,100

Shares outstanding, end of period	1,050,001	10,000,000	6,850,000

(a)	For the period April 6, 2015 (commencement of investment operations) through April 30, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares S&P 500® High Dividend Portfolio (SPHD)		PowerShares S&P 500® Low Volatility Portfolio (SPLV)		PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014

$6,168,415	$5,337,701	$67,779,639	$99,104,703	$52,292	$120,933
7,543,492	7,814,913	268,505,322	297,456,642	(348,868)	472,287
(4,155,683)	13,127,058	(215,280,184)	173,393,438	590,507	(401,577)

9,556,224	26,279,672	121,004,777	569,954,783	293,931	191,643

(6,880,723)	(5,647,446)	(63,757,414)	(99,488,091)	(71,112)	(115,465)
—	(90,900)	—	—	—	—

(6,880,723)	(5,738,346)	(63,757,414)	(99,488,091)	(71,112)	(115,465)

506,440,521	145,057,982	2,514,219,132	2,092,836,250	978,143	8,704,017
(100,009,162)	(94,042,121)	(2,033,544,270)	(2,040,443,235)	(3,121,247)	(6,691,859)

406,431,359	51,015,861	480,674,862	52,393,015	(2,143,104)	2,012,158

409,106,860	71,557,187	537,922,225	522,859,707	(1,920,285)	2,088,336

210,522,617	138,965,430	4,498,516,458	3,975,656,751	6,509,979	4,421,643

$619,629,477	$210,522,617	$5,036,438,683	$4,498,516,458	$4,589,694	$6,509,979

$(712,308)	$—	$4,027,430	$5,205	$2,601	$21,421

15,400,000	4,850,000	66,500,000	60,800,000	50,000	400,000
(3,050,000)	(3,200,001)	(53,700,000)	(60,000,100)	(150,000)	(300,001)
6,550,000	4,900,001	122,900,000	122,100,100	300,000	200,001

18,900,000	6,550,000	135,700,000	122,900,000	200,000	300,000

33

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)		PowerShares S&P International Developed High Beta Portfolio (IDHB)
	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014
Operations:
Net investment income	$2,184,824	$6,104,718	$57,438	$82,525
Net realized gain (loss)	(12,776,767)	(1,769,768)	(21,473)	823,999
Net change in unrealized appreciation (depreciation)	8,625,705	(8,688,880)	965,901	(834,091)

Net increase (decrease) in net assets resulting from operations.	(1,966,238)	(4,353,930)	1,001,866	72,433

Distributions to Shareholders from:
Net investment income	(2,372,954)	(5,964,040)	(10,566)	(158,816)

Shareholder Transactions:
Proceeds from shares sold	23,412,392	36,581,186	5,795,509	13,222,352
Value of shares repurchased	(14,246,354)	(5,467,411)	(2,765,998)	(11,998,891)
Transaction fees	75,710	46,054	—	—

Net increase in net assets resulting from shares transactions	9,241,748	31,159,829	3,029,511	1,223,461

Increase in Net Assets	4,902,556	20,841,859	4,020,811	1,137,078

Net Assets:
Beginning of period	238,096,111	217,254,252	6,936,431	5,799,353

End of period	$242,998,667	$238,096,111	$10,957,242	$6,936,431

Undistributed net investment income (loss) at end of period	$386,146	$574,276	$40,317	$(6,555)

Changes in Shares Outstanding:
Shares sold	900,000	1,300,000	200,000	450,000
Shares repurchased	(550,000)	(200,001)	(100,001)	(400,000)
Shares outstanding, beginning of period	8,700,000	7,600,001	250,001	200,001

Shares outstanding, end of period	9,050,000	8,700,000	350,000	250,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)		PowerShares S&P MidCap Low Volatility Portfolio (XMLV)		PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014	April 30, 2015	October 31, 2014

$5,212,408	$6,817,294	$907,524	$599,888	$976,729	$1,114,805
(4,632,260)	3,921,853	1,806,793	1,106,863	667,603	2,697,557
9,791,760	(6,175,586)	(243,664)	2,590,744	(1,400,161)	1,323,766

10,371,908	4,563,561	2,470,653	4,297,495	244,171	5,136,128

(3,555,554)	(6,794,143)	(708,915)	(533,848)	(876,087)	(965,942)

75,575,445	169,720,371	64,741,367	33,131,405	38,465,186	52,626,319
(4,544,386)	(39,560,619)	(18,344,823)	(13,537,992)	(9,945,072)	(32,222,805)
—	—	—	—	—	—

71,031,059	130,159,752	46,396,544	19,593,413	28,520,114	20,403,514

77,847,413	127,929,170	48,158,282	23,357,060	27,888,198	24,573,700

263,546,427	135,617,257	44,546,198	21,189,138	55,984,680	31,410,980

$341,393,840	$263,546,427	$92,704,480	$44,546,198	$83,872,878	$55,984,680

$2,040,677	$383,823	$304,905	$106,296	$349,149	$248,507

2,400,000	5,200,000	1,950,000	1,100,000	1,150,000	1,700,000
(150,000)	(1,200,001)	(550,000)	(450,001)	(300,000)	(1,050,001)
8,300,000	4,300,001	1,400,000	750,001	1,700,000	1,050,001

10,550,000	8,300,000	2,800,000	1,400,000	2,550,000	1,700,000

35

Financial Highlights

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

	For the Period April 6, 2015(a) Through April 30, 2015 (Unaudited)

Per Share Operating Performance:
Net asset value at beginning of period	$25.14
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments	(0.51)
Total from investment operations	(0.49)
Net asset value at end of period	$24.65
Market price at end of period(c)	$24.65
Net Asset Value Total Return(d)	(1.95	)%(e)
Market Price Total Return(d)	(1.95	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,880
Ratio to average net assets of:
Expenses	0.25	%(f)
Net investment income	1.19	%(f)
Portfolio turnover rate(g)	—%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (April 9, 2015, the first day of trading on the exchange) to April 30, 2015 was (1.95)%. The market price total return from Fund Inception to April 30, 2015 was (1.95)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares S&P 500® High Beta Portfolio (SPHB)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			For the Period May 2, 2011(a) Through October 31, 2011
			2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$34.04		$28.51	$20.42	$19.56	$25.00
Net investment income(b)	0.16		0.29	0.22	0.19	0.07
Net realized and unrealized gain (loss) on investments	1.21		5.54	8.08	0.81 (c)	(5.42)
Total from investment operations	1.37		5.83	8.30	1.00	(5.35)
Distributions to shareholders from:
Net investment income	(0.17)		(0.30)	(0.21)	(0.14)	(0.09)
Net asset value at end of period	$35.24		$34.04	$28.51	$20.42	$19.56
Market price at end of period(d)	$35.22		$34.05	$28.54	$20.41	$19.58
Net Asset Value Total Return(e)	4.02%		20.55%	40.88%	5.17%	(21.41	)%(f)
Market Price Total Return(e)	3.94%		20.47%	41.10%	5.01%	(21.33	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$352,437		$233,167	$530,209	$108,208	$11,740
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25	%(g)
Net investment income	0.96	%(g)	0.93%	0.89%	0.93%	0.75	%(g)
Portfolio turnover rate(h)	42%		78%	65%	31%	16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Due to timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the exchange) to October 31, 2011 was (18.78)%. The market price total return from Fund Inception to October 31, 2011 was (18.66)%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

PowerShares S&P 500® High Dividend Portfolio (SPHD)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		For the Period October 12, 2012(a) Through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$32.14		$28.36	$25.03	$25.00
Net investment income(b)	0.52		1.01	0.98	0.04
Net realized and unrealized gain (loss) on investments	0.68		3.86	3.41	(0.01)
Total from investment operations	1.20		4.87	4.39	0.03
Distributions to shareholders from:
Net investment income	(0.56)		(1.07)	(1.06)	—
Net realized gains	—		(0.02)	—	—
Total distributions	(0.56)		(1.09)	(1.06)	—
Net asset value at end of period	$32.78		$32.14	$28.36	$25.03
Market price at end of period(c)	$32.78		$32.15	$28.39	$25.04
Net Asset Value Total Return(d)	3.77%		17.59%	17.95%	0.12	%(e)
Market Price Total Return(d)	3.74%		17.50%	18.03%	0.16	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$619,629		$210,523	$138,965	$7,508
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30%	0.30%	0.30	%(f)
Net investment income	3.20	%(f)	3.39%	3.59%	5.03	%(f)
Portfolio turnover rate(g)	26%		53%	47%	—%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 18, 2012, the first day of trading on the exchange) to October 31, 2012 was (2.34)%. The market price total return from Fund Inception to October 31, 2012 was (2.34)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			For the Period May 2, 2011(a) Through October 31, 2011
			2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$36.60		$32.56	$28.07	$25.01	$25.00
Net investment income(b)	0.49		0.83	0.88	0.80	0.33
Net realized and unrealized gain on investments	0.48		4.04	4.51	3.07	0.07
Total from investment operations	0.97		4.87	5.39	3.87	0.40
Distributions to shareholders from:
Net investment income	(0.46)		(0.83)	(0.90)	(0.81)	(0.32)
Return of capital	—		—	—	—	(0.07)
Total distribution	(0.46)		(0.83)	(0.90)	(0.81)	(0.39)
Net asset value at end of period	$37.11		$36.60	$32.56	$28.07	$25.01
Market price at end of period(c)	$37.11		$36.62	$32.59	$28.08	$25.04
Net Asset Value Total Return(d)	2.65%		15.18%	19.51%	15.70%	1.66	%(e)
Market Price Total Return(d)	2.59%		15.14%	19.58%	15.60%	1.78	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,036,439		$4,498,516	$3,975,657	$2,749,115	$572,633
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25	%(f)
Net investment income	2.62	%(f)	2.44%	2.87%	2.95%	2.83	%(f)
Portfolio turnover rate(g)	32%		51%	50%	17%	12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the exchange) to October 31, 2011 was 2.52%. The market price total return from Fund Inception to October 31, 2011 was 2.65%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		For the Period February 22, 2012(a) Through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$21.70		$22.11	$21.74	$25.00
Net investment income(b)	0.21		0.47	0.34	0.29
Net realized and unrealized gain (loss) on investments	1.28		(0.43)	0.38	(3.40)
Total from investment operations	1.49		0.04	0.72	(3.11)
Distributions to shareholders from:
Net investment income	(0.24)		(0.45)	(0.35)	(0.15)
Net asset value at end of period	$22.95		$21.70	$22.11	$21.74
Market price at end of period(c)	$22.88		$21.56	$21.90	$21.78
Net Asset Value Total Return(d)	6.98%		0.22%	3.38%	(12.44	)%(e)
Market Price Total Return(d)	7.34%		0.52%	2.21%	(12.27	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,590		$6,510	$4,422	$2,174
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(f)	0.29%	0.31%	0.29	%(f)
Expenses, prior to Waivers	0.45	%(f)	0.45%	0.47%	0.45	%(f)
Net investment income, after Waivers	2.05	%(f)	2.21%	1.60%	1.97	%(f)
Portfolio turnover rate(g)	71%		127%	117%	47%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the exchange) to October 31, 2012 was (12.47)%. The market price total return from Fund Inception to October 31, 2012 was (13.04)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		For the Period January 11, 2012(a) Through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$27.37		$28.59	$27.15	$25.00
Net investment income(b)	0.26		0.75	0.75	0.65
Net realized and unrealized gain (loss) on investments	(0.50)		(1.26)	1.17	1.64
Total from investment operations	(0.24)		(0.51)	1.92	2.29
Distributions to shareholders from:
Net investment income	(0.29)		(0.72)	(0.50)	(0.19)
Transaction fees(b)	0.01		0.01	0.02	0.05
Net asset value at end of period	$26.85		$27.37	$28.59	$27.15
Market price at end of period(c)	$26.87		$27.24	$28.56	$27.03
Net Asset Value Total Return(d)	(0.76)%		(1.74)%	7.24%	9.37	%(e)
Market Price Total Return(d)	(0.21)%		(2.11)%	7.60%	8.88	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$242,999		$238,096	$217,254	$13,575
Ratio to average net assets of:
Expenses, after Waivers	0.30	%(f)	0.29%	0.29%	0.29	%(f)
Expenses, prior to Waivers	0.46	%(f)	0.45%	0.45%	0.45	%(f)
Net investment income, after Waivers	1.98	%(f)	2.72%	2.70%	3.09	%(f)
Portfolio turnover rate(g)	47%		82%	101%	50%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the exchange) to October 31, 2012 was 11.19%. The market price total return from Fund Inception to October 31, 2012 was 9.85%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights (continued)

PowerShares S&P International Developed High Beta Portfolio (IDHB)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		For the Period February 22, 2012(a) Through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$27.75		$29.00	$22.60	$25.00
Net investment income(b)	0.23		0.49	0.51	0.54
Net realized and unrealized gain (loss) on investments	3.36		(1.02)	6.50	(2.65)
Total from investment operations	3.59		(0.53)	7.01	(2.11)
Distributions to shareholders from:
Net investment income	(0.03)		(0.72)	(0.61)	(0.29)
Net asset value at end of period	$31.31		$27.75	$29.00	$22.60
Market price at end of period(c)	$32.11		$28.12	$29.11	$22.73
Net Asset Value Total Return(d)	12.94%		(2.06)%	31.49%	(8.30	)%(e)
Market Price Total Return(d)	14.31%		(1.15)%	31.19%	(7.78	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,957		$6,936	$5,799	$2,260
Ratio to average net assets of:
Expenses, after Waivers	0.27	%(f)	0.26%	0.26%	0.25	%(f)
Expenses, prior to Waivers	0.37	%(f)	0.36%	0.36%	0.35	%(f)
Net investment income, after Waivers	1.65	%(f)	1.68%	2.00%	3.60	%(f)
Portfolio turnover rate(g)	62%		109%	74%	35%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the exchange) to October 31, 2012 was (9.43)%. The market price total return from Fund Inception to October 31, 2012 was (9.59)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		For the Period January 11, 2012(a) Through October 31, 2012
			2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$31.75		$31.54	$27.93	$25.00
Net investment income(b)	0.56		1.09	0.90	0.73
Net realized and unrealized gain on investments	0.44		0.13	3.53	2.55
Total from investment operations	1.00		1.22	4.43	3.28
Distributions to shareholders from:
Net investment income	(0.39)		(1.01)	(0.82)	(0.35)
Net asset value at end of period	$32.36		$31.75	$31.54	$27.93
Market price at end of period(c)	$32.32		$32.01	$31.67	$27.88
Net Asset Value Total Return(d)	3.22%		3.89%	16.19%	13.22	%(e)
Market Price Total Return(d)	2.25%		4.29%	16.87%	13.01	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$341,394		$263,546	$135,617	$19,553
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(f)	0.25%	0.25%	0.25	%(f)
Expenses, prior to Waivers	0.35	%(f)	0.35%	0.35%	0.35	%(f)
Net investment income, after Waivers	3.59	%(f)	3.41%	3.03%	3.40	%(f)
Portfolio turnover rate(g)	36%		61%	84%	41%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the exchange) to October 31, 2012 was 14.23%. The market price total return from Fund Inception to October 31, 2012 was 13.51%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights (continued)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	For the Period February 12, 2013(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$31.82		$28.25	$25.12
Net investment income(b)	0.42		0.62	0.38
Net realized and unrealized gain on investments	1.24		3.52	3.02
Total from investment operations	1.66		4.14	3.40
Distributions to shareholders from:
Net investment income	(0.37)		(0.57)	(0.27)
Net asset value at end of period	$33.11		$31.82	$28.25
Market price at end of period(c)	$33.11		$31.82	$28.28
Net Asset Value Total Return(d)	5.21%		14.84%	13.62	%(e)
Market Price Total Return(d)	5.20%		14.72%	13.77	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$92,704		$44,546	$21,189
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.26	%(f)
Net investment income	2.53	%(f)	2.09%	1.98	%(f)
Portfolio turnover rate(g)	27%		58%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 13.21%. The market price total return from Fund Inception to October 31, 2013 was 13.37%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights (continued)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014		For the Period February 12, 2013(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$32.93		$29.92		$25.10
Net investment income(b)	0.47		0.75		0.43
Net realized and unrealized gain (loss) on investments	(0.03)		2.95		4.63
Total from investment operations	0.44		3.70		5.06
Distributions to shareholders from:
Net investment income	(0.48)		(0.69)		(0.24)
Net asset value at end of period	$32.89		$32.93		$29.92
Market price at end of period(c)	$32.91		$32.91		$29.96
Net Asset Value Total Return(d)	1.30%		12.50%		20.28	%(e)
Market Price Total Return(d)	1.43%		12.29%		20.45	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$83,873		$55,985		$31,411
Ratio to average net assets of:
Expenses	0.25	%(f)(g)	0.25	%(f)	0.26	%(g)
Net investment income	2.86	%(g)	2.41%		2.17	%(g)
Portfolio turnover rate(h)	24%		68%		35%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 19.62%. The market price total return from Fund Inception to October 31, 2013 was 19.63%.
(f)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total returns.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2015

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2015, the Trust offered sixty portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)*	“S&P 500® ex-Rate Sensitive Low Volatility Portfolio”
PowerShares S&P 500® High Beta Portfolio (SPHB)	“S&P 500® High Beta Portfolio”
PowerShares S&P 500® High Dividend Portfolio (SPHD)	“S&P 500® High Dividend Portfolio”
PowerShares S&P 500® Low Volatility Portfolio (SPLV)	“S&P 500® Low Volatility Portfolio”
PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	“S&P Emerging Markets High Beta Portfolio”
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	“S&P Emerging Markets Low Volatility Portfolio”
PowerShares S&P International Developed High Beta Portfolio (IDHB)	“S&P International Developed High Beta Portfolio”
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	“S&P International Developed Low Volatility Portfolio”
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	“S&P MidCap Low Volatility Portfolio”
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)	“S&P SmallCap Low Volatility Portfolio”

*	Commenced operations on April 6, 2015.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	S&P 500® Low Volatility Interest Rate Response Index
S&P 500® High Beta Portfolio	S&P 500® High Beta Index
S&P 500® High Dividend Portfolio	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility Portfolio	S&P 500® Low Volatility Index
S&P Emerging Markets High Beta Portfolio	S&P BMI Emerging Markets High Beta IndexTM
S&P Emerging Markets Low Volatility Portfolio	S&P BMI Emerging Markets Low Volatility IndexTM
S&P International Developed High Beta Portfolio	S&P BMI International Developed High Beta IndexTM
S&P International Developed Low Volatility Portfolio	S&P BMI International Developed Low Volatility IndexTM
S&P MidCap Low Volatility Portfolio	S&P MidCap 400 Low Volatility IndexTM
S&P SmallCap Low Volatility Portfolio	S&P SmallCap 600 Low Volatility IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

44

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

45

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. For S&P Emerging Markets High Beta Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P International Developed High Beta Portfolio, S&P International Developed Low Volatility Portfolio, S&P MidCap Low Volatility Portfolio and S&P SmallCap Low Volatility Portfolio, investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. For S&P Emerging Markets High Beta Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P International Developed High Beta Portfolio and S&P International Developed Low Volatility Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

46

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for S&P 500® High Dividend Portfolio and S&P 500® Low Volatility Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. S&P 500® High Dividend Portfolio and S&P 500® Low Volatility Portfolio each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Securities Lending

During the six-month period ended April 30, 2015, S&P International Developed Low Volatility Portfolio participated in securities lending. The Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

47

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	0.25%
S&P 500® High Beta Portfolio	0.25%
S&P 500® High Dividend Portfolio	0.30%
S&P 500® Low Volatility Portfolio	0.25%
S&P Emerging Markets High Beta Portfolio	0.45%*
S&P Emerging Markets Low Volatility Portfolio	0.45%*
S&P International Developed High Beta Portfolio	0.35%**
S&P International Developed Low Volatility Portfolio	0.35%**
S&P MidCap Low Volatility Portfolio	0.25%
S&P SmallCap Low Volatility Portfolio	0.25%

*	The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2017. After giving effect to such waiver, the Fund’s net unitary management fee is 0.29% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2017. The fee waiver agreement cannot be terminated during its term.
**	The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2017. After giving effect to such waiver, the Fund’s net unitary management fee is 0.25% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2017. The fee waiver agreement cannot be terminated during its term.

Further, through August 31, 2017, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2015, the Adviser waived fees for each Fund in the following amounts:

S&P 500® High Beta Portfolio	$66
S&P 500® High Dividend Portfolio	165
S&P 500® Low Volatility Portfolio	1,346
S&P Emerging Markets High Beta Portfolio	4,100
S&P Emerging Markets Low Volatility Portfolio	175,744
S&P International Developed High Beta Portfolio	3,489
S&P International Developed Low Volatility Portfolio	145,406
S&P MidCap Low Volatility Portfolio	16
S&P SmallCap Low Volatility Portfolio	28

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Standard & Poor’s Financial Services LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® High Beta Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended April 30, 2015.

48

S&P 500® High Beta Portfolio

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2015	Dividend Income
Invesco Ltd.	$2,587,004	$2,896,480	$(1,892,871)	$(18,273)	$121,288	$3,693,628	$30,846

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
S&P International Developed High Beta Portfolio
Equity Securities	$10,934,138	$0	$—	$10,934,138

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2014, as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
S&P 500® High Beta Portfolio	$5,614,091	$3,927,595	$9,541,686
S&P 500® High Dividend Portfolio	1,424,868	1,935,658	3,360,526
S&P 500® Low Volatility Portfolio	62,911,822	—	62,911,822
S&P Emerging Markets High Beta Portfolio	—	282,206	282,206
S&P Emerging Markets Low Volatility Portfolio	2,277,647	3,310,753	5,588,400

49

	Post-effective no expiration
	Short-Term	Long-Term	Total*
S&P International Developed High Beta Portfolio	$110,886	$109,975	$220,861
S&P International Developed Low Volatility Portfolio	1,151,311	214,884	1,366,195
S&P MidCap Low Volatility Portfolio	755,515	—	755,515
S&P SmallCap Low Volatility Portfolio	621,669	9,909	631,578

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	$220,233	$—
S&P 500® High Beta Portfolio	116,323,456	114,567,460
S&P 500® High Dividend Portfolio	102,578,852	104,477,758
S&P 500® Low Volatility Portfolio	1,660,101,327	1,659,441,987
S&P Emerging Markets High Beta Portfolio	3,803,779	4,581,240
S&P Emerging Markets Low Volatility Portfolio	109,302,890	106,778,290
S&P International Developed High Beta Portfolio	4,527,021	4,528,379
S&P International Developed Low Volatility Portfolio	108,234,594	106,364,629
S&P MidCap Low Volatility Portfolio	19,599,332	20,698,648
S&P SmallCap Low Volatility Portfolio	16,344,496	16,933,269

For the six-month period ended April 30, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	$25,867,304	$—
S&P 500® High Beta Portfolio	273,838,176	167,197,678
S&P 500® High Dividend Portfolio	506,368,874	99,118,435
S&P 500® Low Volatility Portfolio	2,514,169,769	2,013,384,168
S&P Emerging Markets High Beta Portfolio	658,908	2,047,426
S&P Emerging Markets Low Volatility Portfolio	10,095,889	4,315,392
S&P International Developed High Beta Portfolio	5,777,019	2,720,155
S&P International Developed Low Volatility Portfolio	75,027,574	4,522,137
S&P MidCap Low Volatility Portfolio	64,727,324	17,043,623
S&P SmallCap Low Volatility Portfolio	38,448,756	9,201,621

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	$161,359	$(392,504)	$(231,145)	$26,101,817
S&P 500® High Beta Portfolio	14,945,457	(12,587,251)	2,358,206	349,865,731
S&P 500® High Dividend Portfolio	22,822,221	(10,961,047)	11,861,174	607,393,479
S&P 500® Low Volatility Portfolio	327,490,845	(95,450,526)	232,040,319	4,802,801,062
S&P Emerging Markets High Beta Portfolio	560,801	(305,472)	255,329	4,326,913
S&P Emerging Markets Low Volatility Portfolio	18,601,548	(10,380,143)	8,221,405	234,466,944

50

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P International Developed High Beta Portfolio	$812,988	$(281,713)	$531,275	$10,402,863
S&P International Developed Low Volatility Portfolio	18,231,048	(8,970,438)	9,260,610	343,820,220
S&P MidCap Low Volatility Portfolio	4,553,118	(1,741,791)	2,811,327	89,815,917
S&P SmallCap Low Volatility Portfolio	4,177,388	(2,385,767)	1,791,621	82,026,416

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

S&P Emerging Markets Low Volatility Portfolio charges certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statements of Changes in Net Assets as Transaction fees.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

51

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

In addition to the fees and expenses which the PowerShares S&P SmallCap Low Volatility Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)(2)
Actual	$1,000.00	$980.50	0.25%	$0.17
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P 500® High Beta Portfolio (SPHB)
Actual	1,000.00	1,040.25	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P 500® High Dividend Portfolio (SPHD)
Actual	1,000.00	1,037.72	0.30	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
PowerShares S&P 500® Low Volatility Portfolio (SPLV)
Actual	1,000.00	1,026.46	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

52

Fees and Expenses (continued)

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)
Actual	$1,000.00	$1,069.81	0.29%	$1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)
Actual	1,000.00	992.38	0.30	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
PowerShares S&P International Developed High Beta Portfolio (IDHB)
Actual	1,000.00	1,129.45	0.27	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.46	0.27	1.35
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)
Actual	1,000.00	1,032.22	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)
Actual	1,000.00	1,052.07	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
Actual	1,000.00	1,013.04	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value of the period, then multiplying the result by 181/365.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 6, 2015. (commencement of investment operations) to April 30, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 25/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

53

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 16, 2015, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 61 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares NYSE Century Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio*

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 18, 2014.

Also at the April 16, 2015 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser,

54

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

(iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 16, 2015) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2014, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one-year period for PowerShares California AMT-Free Municipal Bond Portfolio, the one- and three-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares California AMT-Free Municipal Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios and advisory fees of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

55

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

0.30%:	PowerShares S&P 500® High Dividend Portfolio

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio[1], PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

[1]	PowerShares NYSE Century Portfolio’s annual unitary management fee will be reduced to 0.35% of its average daily net assets, effective May 22, 2015.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds, other than PowerShares CEF Income Composite Portfolio, were lower than the median net expense ratios of their open-end actively-managed peer funds.

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Aggregate Bond Portfolio			X
PowerShares Build America Bond Portfolio	X	N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio			X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X	N/A	X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X	X	X
PowerShares Fundamental Emerging Markets Local Debt Portfolio	X	N/A	X

56

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio		N/A	X
PowerShares KBW Bank Portfolio	X	N/A	X
PowerShares KBW Capital Markets Portfolio	X	N/A	X
PowerShares KBW High Dividend Yield Financial Portfolio	X	N/A	X
PowerShares KBW Insurance Portfolio	X	N/A	X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X	N/A	X
PowerShares KBW Regional Bank Portfolio	X	N/A	X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares NYSE Century Portfolio		X	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Portfolio	X	X	X
PowerShares S&P 500 High Momentum Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets High Beta Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed High Beta Portfolio	X	X	X
PowerShares S&P International Developed High Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X	N/A	X
PowerShares S&P SmallCap Consumer Staples Portfolio	X	N/A	X
PowerShares S&P SmallCap Energy Portfolio	X	N/A	X
PowerShares S&P SmallCap Financials Portfolio	X	N/A	X
PowerShares S&P SmallCap Health Care Portfolio	X	N/A	X
PowerShares S&P SmallCap Industrials Portfolio	X	N/A	X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X	N/A	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X

57

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Senior Loan Portfolio	X	N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio	X	N/A	X

[2]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

With respect to PowerShares CEF Income Composite Portfolio, the Trustees noted that there was only one ETF peer fund, which had a net expense ratio that was lower than the Fund. The Trustees also noted that the Fund’s advisory fee was higher than the median net expense ratio of its open-end index peer funds and the median expense ratio of its open-end actively-managed peer funds. In light of this information, at the request of the Independent Trustees, the Adviser provided additional information on the peer groups, which indicated that the open-end index peer funds and the open-end actively-managed peer funds contained numerous fund-of-funds that invest primarily in affiliated funds, and that compared to fund-of-funds that invested primarily in unaffiliated funds (such as PowerShares CEF Income Composite Portfolio), PowerShares CEF Income Composite Portfolio’s advisory fee was lower than the median of the open-end index peer funds and the open-end actively-managed peer funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2017, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 16, 2015. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment

58

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

59

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio

At a meeting held on March 12, 2015, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio (the “Fund”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Trustees, including the Independent Trustees, determined to approve the Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., the background and experience of the persons who will be responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed advisory fee, as compared to information compiled from Lipper Inc. (“Lipper”) databases on the average and median net expense ratios of ETF and non-ETF peers. The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Trustees noted that the Fund’s proposed unitary advisory fee was lower than the average and median net expense ratios of the ETF peer group and a peer group of open-end funds. The Trustees considered the Fund’s proposed advisory fee in light of the administrative, operational and management oversight costs for the Adviser. The Trustees noted that the Fund’s proposed licensing fee will be payable out of the proposed unitary fee to be charged to the Fund. The Board concluded that the unitary advisory fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the proposed costs of services for the Fund and the estimated fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the proposed cost of providing investment advisory services to the Fund.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

60

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PS-SAR-12
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

Not required for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics

Not required for a semi-annual report.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust II

By: /s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	June 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	June 24, 2015

By: /s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	June 24, 2015